SUPPLEMENT Dated April 30, 2010
To The Prospectus Dated April 30, 2010 For

ING SmartDesign Variable Annuity

Issued By ING USA Annuity and Life Insurance Company
Through Its Separate Account B

This supplement updates the prospectus for your variable annuity contract. Please read it carefully and keep it with your copy of the prospectus for future reference. If you have any questions, please call our Customer Service Center at 1-800-366-0066.

Notice of Portfolio Reorganizations

Effective after the close of business on or about August 20, 2010, the following Disappearing Portfolios will reorganize into and become part of the following Surviving Portfolios:

Disappearing Portfolios	Surviving Portfolios
ING Opportunistic LargeCap Portfolio	ING Growth and Income Portfolio
ING Wells Fargo Small Cap Disciplined Portfolio	ING Small Company Portfolio

These reorganizations will be administered pursuant to reorganization agreements, which have been approved by the boards of trustees of the Disappearing Portfolios. The reorganizations will also be subject to shareholder approval. If shareholder approval is obtained, each reorganization is expected to take place on or about August 20, 2010, resulting in a shareholder of a given
Disappearing Portfolio becoming a shareholder of the corresponding Surviving Portfolio. Each shareholder will thereafter hold shares of the Surviving Portfolio having equal aggregate value as shares of the Disappearing Portfolio, and the Disappearing Portfolios will no longer be available under the contract.

Unless you provide us with alternative allocation instructions, all future allocations directed to a given Disappearing Portfolio will be automatically allocated to the corresponding Surviving
Portfolio. You may give us alternative allocation instructions at any time by contacting our
Customer Contact Center at 1-800-366-0066.

As of the relevant effective date noted above, any references in the prospectus to the Disappearing
Portfolios as being available under the contract are deleted.

ING USA Annuity and Life Insurance Company
Separate Account B of ING USA Annuity and Life Insurance Company
Deferred Combination Variable and Fixed Annuity Prospectus
ING SMARTDESIGN VARIABLE ANNUITY

April 30, 2010

The Contract. The contract described in this prospectus is a group or individual deferred variable annuity contract issued by ING USA Annuity and Life Insurance Company (“ING USA,” the “Company,” “we,” “us,” “our”). It is issued to you, the contract holder, as either a nonqualified deferred annuity, including contracts offered to a custodian for an Individual Retirement Account as described in Section 408(a) of the Internal Revenue Code of 1986, as amended (Tax Code); a qualified individual retirement annuity (IRA); a qualified Roth IRA; or as a qualified contract for use with certain employer sponsored retirement plans. We do not currently offer this contract for sale to new purchasers. The contract is not available as a SIMPLE IRA under Tax Code Section 408(p).

Why Reading this Prospectus Is Important. This prospectus contains facts about the contract and its investment options that you should know before purchasing. This information will help you decide if the contract is right for you. Please read this prospectus carefully.

Premium Bonus Option. We will credit a premium bonus to your account for each purchase payment you make during the first account year if you elect the premium bonus option. There is an additional charge for this option during the first seven account years. Therefore, the fees you will pay if you elect the premium bonus option will be greater than the fees you will pay if you do not elect the premium bonus option. The premium bonus option may not be right for you if you expect to make additional purchase payments after the first account year or if you anticipate that you will need to make withdrawals during the first seven account years. In these circumstances the amount of the premium bonus option charge may be more than the amount of the premium bonus we credit to your account. See “Premium Bonus Option — Suitability.” The premium bonus option may not be available in all states.

Investment Options. The contract offers variable investment options and a fixed interest option. When we establish your account you instruct us to direct account dollars to any of the available options.

Variable Investment Options. These options are called subaccounts. The subaccounts are within Separate Account B (the separate account), a separate account of the Company. Each subaccount invests in one of the mutual funds listed on this page. Earnings on amounts invested in a subaccount will vary depending upon the performance of its underlying fund. You do not invest directly in or hold shares of the funds.

The Funds. Information about the funds in which the subaccounts invest is located in Appendix III — Description of Underlying Funds and in each fund prospectus. A prospectus containing more information on each Underlying Fund may be obtained by calling our Customer Service Center at 800-366-0066. Read this prospectus in conjunction with the fund prospectuses, and retain the prospectuses for future reference.

Getting Additional Information. You may obtain free of charge the April 30, 2010, Statement of Additional Information (“SAI”) about the separate account by indicating your request on your application or calling us at 1-800-366-0066. You may also obtain free of charge the most recent annual and/or quarterly report of ING USA Annuity and Life Insurance Company by calling us at 1-800-366-0066. You may also obtain an SAI for any of the funds by calling that number. The Securities and Exchange Commission (“SEC”) also makes available to the public reports and information about the separate account and the funds. Certain reports and information, including this prospectus and SAI, are available on the EDGAR Database on the SEC web site, www.sec.gov, or at the SEC Public Reference Room in Washington, D.C. When looking for information regarding the contracts offered through this prospectus, you may find it useful to use the number assigned to the registration statement under the Securities Act

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of 1933. This number is 333-57218. You may call 1-202-551-8090 or 1-800-SEC-0330 to get information about the operations of the Public Reference Room. You may obtain copies of reports and other information about the separate account and the funds, after paying a duplicating fee, by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC Public Reference Room, Washington, D.C. 20549-0102. The SAI table of contents is listed in this prospectus. The SAI is incorporated into this prospectus by reference.

Additional Disclosure Information. Neither the SEC nor any state securities commission has approved or disapproved the securities offered through this prospectus or passed on the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense. We do not intend for this prospectus to be an offer to sell or a solicitation of an offer to buy these securities in any state that does not permit their sale. We have not authorized anyone to provide you with information that is different than that contained in this prospectus.

Fixed Interest Options.

  ING USA Guaranteed Account (the Guaranteed Account)
  Fixed Account

Except as specifically mentioned, this prospectus describes only the investment options offered through the separate account. However, we describe the fixed interest options in appendices to this prospectus. There is also a separate Guaranteed Account prospectus.

Availability of Options. Some funds or fixed interest options may be unavailable through your contract or in your state.

The contract is not a deposit with, obligation of or guaranteed or endorsed by any bank, nor is it insured by the FDIC. The contract is subject to investment risk, including the possible loss of the principal amount of your investment.

We pay compensation to broker/dealers whose registered representatives sell the Contract. See “Other Topics – Selling the Contract,” for further information about the amount of compensation we pay.

The investment portfolios are listed on the next page.

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The investment portfolios currently available under your Contract are:

ING Investors Trust	ING Partners, Inc.
ING American Funds Asset Allocation Portfolio	ING Baron Small Cap Growth Portfolio (Service Class)
ING American Funds Bond Portfolio	ING Davis New York Venture Portfolio (Service Class)
ING American Funds Growth Portfolio	ING JPMorgan Mid Cap Value Portfolio (Service Class)
ING American Funds Growth-Income Portfolio	ING Templeton Foreign Equity Portfolio (Service Class)
ING American Funds International Portfolio	ING T. Rowe Price Growth Equity Portfolio (Service Class)
ING American Funds World Allocation Portfolio (Class S)	ING Van Kampen Comstock Portfolio (Service Class)
ING Artio Foreign Portfolio (Class S)	ING Van Kampen Equity and Income Portfolio (Service Class)
ING BlackRock Inflation Protected Bond Portfolio (Class S)
ING BlackRock Large Cap Growth Portfolio (Class S)	ING Variable Funds
ING DFA Global All Equity Portfolio (Class S)	ING Growth and Income Portfolio (Class S)
ING FMRSM Diversified Mid Cap Portfolio (Class S)
ING Franklin Income Portfolio (Class S)	ING Variable Portfolios, Inc.
ING Franklin Mutual Shares Portfolio (Class S)	ING BlackRock Science and Technology Opportunities
ING Franklin Templeton Founding Strategy Portfolio (Class S)	Portfolio (Class S)
ING JPMorgan Small Cap Core Equity Portfolio (Class S)	ING EURO STOXX 50® Index Portfolio (ADV Class)
ING Liquid Assets Portfolio (Class S)	ING FTSE 100 Index® Portfolio (ADV Class)
ING Marsico Growth Portfolio (Class S)	ING Hang Seng Index Portfolio (Class S)
ING MFS Total Return Portfolio (Class S)	ING International Index Portfolio (Class S)
ING MFS Utilities Portfolio (Class S)	ING Japan TOPIX Index® Portfolio (ADV Class)
ING Morgan Stanley Global Franchise Portfolio (Class S)	ING Russell™ Large Cap Growth Index Portfolio (Class S)
ING Morgan Stanley Global Tactical Asset Allocation Portfolio	ING RussellTM Large Cap Index Portfolio (Class S)
(Class S)	ING Russell™ Large Cap Value Index Portfolio (Class S)
ING Oppenheimer Active Allocation Portfolio (Class S)	ING Russell™ Mid Cap Growth Index Portfolio (Class S)
ING PIMCO High Yield Portfolio ( Class S)	ING RussellTM Mid Cap Index Portfolio (Class S)
ING PIMCO Total Return Bond Portfolio (Class S)	ING RussellTM Small Cap Index Portfolio (Class S)
ING Pioneer Fund Portfolio (Class S)	ING Small Company Portfolio (Class S)
ING Pioneer Mid Cap Value Portfolio (Class S)	ING U. S. Bond Index Portfolio (Class S)
ING Retirement Conservative Portfolio (ADV Class)	ING WisdomTreeSM Global High-Yielding Equity Index
ING Retirement Growth Portfolio (ADV Class)	Portfolio (Class S)
ING Retirement Moderate Growth Portfolio (ADV Class)
ING Retirement Moderate Portfolio (ADV Class)	ING Variable Products Trust
ING Templeton Global Growth Portfolio (Class S)	ING MidCap Opportunities Portfolio (Class S)
ING T. Rowe Price Capital Appreciation Portfolio (Class S)
ING T. Rowe Price Equity Income Portfolio (Class S)	ING Intermediate Bond Portfolio (Class S)
ING Van Kampen Growth and Income Portfolio (Class S)
ING Wells Fargo Health Care Portfolio (Class S)	BlackRock Variable Series Funds, Inc.
ING Wells Fargo Omega Growth Portfolio (Class S)	BlackRock Global Allocation V.I. Fund (Class III)

These investment portfolios comprise the subaccounts open to new premiums and transfers. More information can be found in the appendices. See Appendix IV for all subaccounts and valuation information. Appendix III highlights each portfolio’s investment objective and adviser (and any subadviser or consultant), as well as indicates recent portfolio changes. If you received a summary prospectus for any of the underlying investment portfolios available through your contract, you may obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the contact information shown on the front of the portfolio's summary prospectus.

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CONTRACT OVERVIEW

The following is intended as a summary. Please read each section of this prospectus for additional detail.

Questions:

Contacting the Company. To answer your questions, contact your sales representative or write or call our Customer Service Center at:

P.O. Box 9271 Des Moines, IA 50306-9271 1-800-366-0066

Sending Forms and Written Requests in Good Order. If you are writing to change your beneficiary, request a withdrawal or for any other purpose, contact us or your sales representative to learn what information is required for the request to be in “good order.” We can only act upon requests that are received in good order.

Generally, a request is considered to be in “good order” when it is signed, dated and made with such clarity and completeness that we are not required to exercise any discretion in carrying it out.

Sending Additional Purchase Payments. Use the following address when sending additional purchase payments.

If using the U.S. Postal Service:	If using express mail:
ING USA Annuity and Life	ING USA Annuity and Life
Insurance Company	Insurance Company
Attn: Customer Service Department	Attn: Customer Service Department
P.O. Box 9271	909 Locust Street
Des Moines, IA 50306-9271	Des Moines, IA 50309-2899

Contract Design:

The contract described in this prospectus is a group or individual deferred variable annuity contract. It is intended to be a retirement savings vehicle that offers a variety of investment options to help meet long-term financial goals. The term “contract” in this prospectus refers to individual contracts and to certificates issued under group contracts.

Contract Facts:

Option Packages. There are three option packages available under the contract. You select an option package at the time of application. Each option package is distinct. See “Purchase and Rights” for age maximums on the calculation of death benefits. The differences are summarized as follows:

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	Option Package I			Option Package II			Option Package III

Mortality and Expense
Risk Charge[1]:	0.80%			1.10%			1.25%
Death Benefit[2] on Death	The greater of:		The greatest of:			The greatest of:
of the Annuitant[3]:	(1) The sum of all purchase		(1)	The sum of all purchase		(1)	The sum of all purchase
	payments, adjusted for			payments, adjusted for			payments, adjusted for
	amounts withdrawn or			amounts withdrawn or			amounts withdrawn or
	applied to an income			applied to an income			applied to an income
	phase payment option as			phase payment option as			phase payment option as
	of the claim date; or			of the claim date; or			of the claim date; or
	(2) The account value on the		(2)	The account value on the		(2)	The account value on the
	claim date.			claim date; or			claim date; or
			(3)	The “step-up value” on the		(3)	The “step-up value” on
				claim date.			the claim date; or
						(4)	The “roll-up value” on the
claim date.
Minimum Initial	Non-			Non-			Non-
Purchase Payment[4]:	Qualified:	Qualified:	Qualified:		Qualified:	Qualified:		Qualified:
	$15,000	$1,500		$5,000	$1,500		$5,000	$1,500
Free Withdrawals[5]:	10% of your account value		10% of your account value			10% of your account value
	each account year, non-		each account year, non-			each account year, cumulative
	cumulative.		cumulative.			to a maximum 30%.
Nursing Home Waiver
— Waiver of Early	Not
Withdrawal Charge:	Available			Available			Available

1	See “Fee Table” and “Fees.”
2	See “Death Benefit.” If a death benefit is payable based on account value, step-up value or roll-up value, the death benefit will not include any premium bonus credited to the account after or within 12 months of the date of death. See “Premium Bonus Option—Forfeiture.”
3	When a contract holder who is not the annuitant dies, the amount of the death benefit is not the same as shown above under each option package. See “Death Benefit.” Therefore, contract holders who are not also the annuitant should seriously consider whether Option Packages II and III are suitable for their circumstances.
4	See “Purchase and Rights.”
5	See “Fees.”

Premium Bonus Option. At the time of application you may elect the premium bonus option. Once elected it may not be revoked. If you elect this option we will credit your account with a 4% premium bonus for each purchase payment you make during the first account year. The premium bonus will be included in your account value and allocated among the investment options you have selected in the same proportion as the purchase payment. See “Premium Bonus Option.”

In exchange for the premium bonus, during the first seven account years you will pay an annual premium bonus option charge equal to 0.50% of your account value allocated to the subaccounts. This charge will also be deducted from amounts allocated to the Guaranteed Account, resulting in a 0.50% reduction in the interest which would have been credited to your account during the first seven account years if you had not elected the premium bonus option. See “Fee Table” and “Fees.”

In each of the following circumstances all or part of a premium bonus credited to your account will be forfeited:

  If you exercise your free look privilege and cancel your contract. See “Premium Bonus Option— Forfeiture” and “Right to Cancel.”
  If a death benefit is payable based on account value, step-up value or roll-up value, but only the amount of any premium bonus credited to the account after or within 12 months of the date of death. See “Premium Bonus Option—Forfeiture” and “Death Benefit—Premium Bonus.”

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  Unless prohibited by state law, if all or part of a purchase payment for which a premium bonus was credited is withdrawn during the first seven account years. See “Premium Bonus Option—Forfeiture” and “Withdrawals.”

If you expect to make purchase payments to your contract after the first account year, the premium bonus option may not be right for you. Also, if you anticipate that you will need to make withdrawals from your account during the first seven account years, you may not want to elect the premium bonus option. See “Premium Bonus Option—Suitability.” Your sales representative can help you decide if the premium bonus option is right for you.

Transferability. You may transfer from one option package to another.

  Transfers must occur on an account anniversary.
  A written request for the transfer must be received by us within 60 days of an account anniversary.
  Certain minimum account values must be met.

See “Transfers Between Option Packages.”

Free Look/Right to Cancel. You may cancel your contract within ten days (some states allow you more than ten days) of receipt. See “Right to Cancel.”

Death Benefit. Your beneficiary may receive a financial benefit in the event of your death prior to the income phase. The amount of the death benefit will depend upon the option package selected. See “Death Benefit.” Any death benefit during the income phase will depend upon the income phase payment option selected. See “The Income Phase.”

Withdrawals. During the accumulation phase you may withdraw all or part of your account value. Certain fees, taxes and early withdrawal penalties may apply. In addition, the Tax Code restricts full and partial withdrawals in some circumstances. See “Withdrawals.” Amounts withdrawn from the Guaranteed Account may be subject to a market value adjustment. See Appendix I.

Systematic Distribution Options. These are made available for you to receive periodic withdrawals from your account, while retaining the account in the accumulation phase. See “Systematic Distribution Options.”

Fees and Expenses. Certain fees and expenses are deducted from the value of your contract. The fees and expenses deducted may vary depending upon the option package you select. See “Fee Table” and “Fees.”

Taxation. You will generally not pay taxes on any earnings from the annuity contract described in this prospectus until they are withdrawn. Tax-qualified retirement arrangements (e.g., IRAs ) also defer payment of taxes on earnings until they are withdrawn. If you are considering funding a tax-qualified retirement arrangement with an annuity contract, you should know that the annuity contract does not provide any additional tax deferral of earnings beyond the tax deferral provided by the tax-qualified retirement arrangement. However, annuities do provide other features and benefits which may be valuable to you. You should discuss your decision with your financial representative.

Taxes will generally be due when you receive a distribution. Tax penalties may apply in some circumstances. See “Federal Tax Considerations.”

Use of an Annuity Contract in an IRA or other Qualified Plan. Under the federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of an Individual Retirement Account or other qualified retirement account, an annuity contract is not necessary to obtain this favorable tax treatment. However, annuities do provide other features and benefits (such as the guaranteed death benefit or the option of lifetime income phase options at established rates) which may be valuable to you. You should discuss your alternatives with your sales representative taking into account the additional fees and expenses you may incur in an annuity. See “Purchase and Rights.”

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CONTRACT PHASES

I. The Accumulation Phase (accumulating dollars under your contract)

STEP 1: You provide us with your completed application and initial purchase payment. We establish an account for you and credit that account with your initial purchase payment. If you elected the premium bonus option we will also credit your account with a premium bonus.

STEP 2: You direct us to invest your purchase payment and the premium bonus, if applicable, in one or more of the following investment options:

  Fixed Interest Options; or
  Variable Investment Options. (The variable investment options are the subaccounts of Separate Account B. Each one invests in a specific mutual fund.)

STEP 3: Each subaccount you select purchases shares of its assigned fund.

II. The Income Phase (receiving income phase payments from your contract)

When you want to begin receiving payments from your contract you may select from the options available. The contract offers several income phase payment options (see “The Income Phase”). In general, you may:

  Receive income phase payments for a specified period of time or for life;
  Receive income phase payments monthly, quarterly, semi-annually or annually;
  Select an income phase payment option that provides for payments to your beneficiary; or
  Select income phase payments that are fixed or vary depending upon the performance of the variable investment options you select.

FEE TABLE

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer contract value between investment options. State premium taxes may also be deducted. See “The Income Phase” for the different fees that may apply after you begin receiving payments under the contract.

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Maximum Transaction Fees

Early Withdrawal Charge
(As a percentage of payments withdrawn.)

Years from Receipt
of Purchase Payment	Early Withdrawal Charge

Less than 2	7%
2 or more but less than 4	6%
4 or more but less than 5	5%
5 or more but less than 6	4%
6 or more but less than 7	3%
7 or more	0%

Annual Maintenance Fee	$30.00[1]
Transfer Charge	$10.00[2]
Overnight Charge	$20.00[3]

1	The annual maintenance fee will be waived if your account value is $50,000 or greater on the date this fee is due. See “Fees – Transaction Fees – Annual Maintenance Fee.”
2	We currently do not impose this charge. We reserve the right, however, during the accumulation phase to charge $10 for each transfer after the first 12 transfers in each account year. See “Fees – Transaction Fees – Transfers” for additional information.
3	You may choose to have this charge deducted from the amount of a withdrawal you would like sent to you by overnight delivery service.

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including Trust or Fund fees and expenses.

If You Do Not Elect the Premium Bonus Option

All Account
Years
Option Package I
Mortality and Expense Risk Charge	0.80%
Administrative Expense Charge	0.15%
Total Separate Account Expenses	0.95%
Option Package II
Mortality and Expense Risk Charge	1.10%
Administrative Expense Charge	0.15%
Total Separate Account Expenses	1.25%
Option Package III
Mortality and Expense Risk Charge	1.25%
Administrative Expense Charge	0.15%
Total Separate Account Expenses	1.40%

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If You Elect the Premium Bonus Option

	Account Years	After the 7th
	1–7	Account Year
Option Package I
Mortality and Expense Risk Charge	0.80%	0.80%
Administrative Expense Charge	0.15%	0.15%
Premium Bonus Option Charge	0.50%	0.00%
Total Separate Account Expenses	1.45%	0.95%
Option Package II
Mortality and Expense Risk Charge	1.10%	1.10%
Administrative Expense Charge	0.15%	0.15%
Premium Bonus Option Charge	0.50%	0.00%
Total Separate Account Expenses	1.75%	1.25%
Option Package III
Mortality and Expense Risk Charge	1.25%	1.25%
Administrative Expense Charge	0.15%	0.15%
Premium Bonus Option Charge	0.50%	0.00%
Total Separate Account Expenses	1.90%	1.40%

If You Elect the Premium Bonus Option and Invest in the GET Fund*

		After the 7th
	Account Years	Account
	1–7	Year
Option Package I
Mortality and Expense Risk Charge	0.80%	0.80%
Administrative Expense Charge	0.15%	0.15%
Premium Bonus Option Charge	0.50%	0.00%
GET Fund Guarantee Charge	0.50%	0.00%
Total Separate Account Expenses	1.95%	0.95%
Option Package II
Mortality and Expense Risk Charge	1.10%	1.10%
Administrative Expense Charge	0.15%	0.15%
Premium Bonus Option Charge	0.50%	0.00%
GET Fund Guarantee Charge	0.50%	0.00%
Total Separate Account Expenses	2.25%	1.25%
Option Package III
Mortality and Expense Risk Charge	1.25%	1.25%
Administrative Expense Charge	0.15%	0.15%
Premium Bonus Option Charge	0.50%	0.00%
GET Fund Guarantee Charge	0.50%	0.00%
Total Separate Account Expenses	2.40%	1.40%

*	The GET Fund guarantee charge applies during each five-year guarantee period to amounts invested in the GET Fund investment option only. See “Investment Options — Variable Investment Options” for additional information. Effective June 21, 2007, no new series of the GET Fund are available.

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Fees Deducted by the Funds:

The next item shows the minimum and maximum total operating expenses charged by a Trust or Fund that you may pay periodically during the time that you own the Contract. More detail concerning each Trust or Fund’s fees and expenses is contained in the prospectus for each Trust or Fund.

Total Annual Trust or Fund Operating Expenses	Minimum	Maximum
(expenses that are deducted from Trust or Fund assets,
including management fees, distribution and/or service	0.54%	2.76%
(12b-1) fees[1] , and other expenses):

1	The Company may receive compensation from each of the funds or the funds’ affiliates based on an annual percentage of the average net assets held in that fund by the Company. The percentage paid may vary from one fund company to another. For certain funds, some of this compensation may be paid out of 12b-1 fees or service fees that are deducted from fund assets. Any such fees deducted from fund assets are disclosed in the fund prospectuses. The Company may also receive additional compensation from certain funds for administrative, recordkeeping or other services provided by the Company to the funds or the funds’ affiliates.
These additional payments are made by the funds or the funds’ affiliates to the Company and do not increase, directly or indirectly, the fees and expenses shown above. See “Fees – Fund Expenses” for additional information.

Examples:

These examples are intended to help you compare the costs of investing in the Contract with the cost of investing in other variable annuity Contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and Trust or Fund fees and expenses. The examples assume that you invest $10,000, in the Contract for the time periods indicated. The examples also assume that your investment has a 5% return each year and assumes the maximum fees and expenses of the Contracts and of any of the Trusts or Funds.

Premium taxes (which currently range from 0% to 3.5% of premium payments) may apply, but are not reflected in the example below.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1) If you surrender your contract at the end of the applicable time period: *
1 year	3 years	5 years	10 years
$1,170	$1,913	$2,663	$4,614
2) If you annuitize at the end of the applicable time period: **
1 year	3 years	5 years	10 years
$470	$1,413	$2,363	$4,614
3) If you do not surrender your contract:
1 year	3 years	5 years	10 years
$470	$1,413	$2,363	$4,614

*	This example reflects deduction of an early withdrawal charge using the early withdrawal charge schedule that applies to all contracts, including Roth IRA contracts issued after September 19, 2000.
**	This example does not apply during the income phase if you selected a nonlifetime income phase payment option with variable payments and take a lump-sum withdrawal after payments start. In this case the lump-sum payment is treated as a withdrawal during the accumulation phase and may be subject to an early withdrawal charge (refer to Example 1).

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Fund Fee Information

The fund prospectuses show the investment advisory fees, 12b-1 fees and other expenses including service fees (if applicable) charged annually by each fund. Fund fees are one factor that impacts the value of a fund share. Please refer to the fund prospectuses for more information and to learn more about additional factors.

The Company may receive compensation from each of the funds or the funds’ affiliates based on an annual percentage of the average net assets held in that fund by the Company. The percentage paid may vary from one fund company to another. For certain funds, some of this compensation may be paid out of 12b-1 fees or service fees that are deducted from fund assets. Any such fees deducted from fund assets are disclosed in the fund prospectuses. The Company may also receive additional compensation from certain funds for administrative, recordkeeping or other services provided by the Company to the funds or the funds’ affiliates. These additional payments may also be used by the Company to finance distribution. These additional payments are made by the funds or the funds’ affiliates to the Company and do not increase, directly or indirectly, the fund fees and expenses. Please see “Fees – Fund Expenses” for more information.

In the case of fund companies affiliated with the Company, where an affiliated investment adviser employs subadvisers to manage the funds, no direct payments are made to the Company or the affiliated investment adviser by the subadvisers. Subadvisers may provide reimbursement for employees of the Company or its affiliates to attend business meetings or training conferences. Investment management fees are apportioned between the affiliated investment adviser and subadviser. This apportionment varies by subadviser, resulting in varying amounts of revenue retained by the affiliated investment adviser. This apportionment of the investment advisory fee does not increase, directly or indirectly, fund fees and expenses. Please see “Fees – Fund Expenses” for more information.

Fees are deducted from the value of the fund shares on a daily basis, which in turn affects the value of each subaccount that purchases fund shares.

CONDENSED FINANCIAL INFORMATION

Understanding Condensed Financial Information. In Appendix IV of this prospectus we provide condensed financial information about Separate Account B (the separate account) subaccounts you may invest in through the contract. The numbers show the year-end unit values of each subaccount from the time purchase payments were first received in the subaccounts under the contract for the lowest and highest combination of asset-based charges. Complete information is available in the Statement of Additional Information.

Financial Statements

The statements of assets and liabilities, the related statements of operations and the statements of changes of Separate Account B and the financial statements of ING USA are included in the Statement of Additional Information.

PURCHASE AND RIGHTS

How to Purchase

Please note that this contract is no longer available to purchase.

  Individual Contracts. In some states, where group contracts are not available, you may purchase the contract directly from us by completing an application and delivering it and your initial purchase payment to us. Upon our approval we will issue you a contract and set up an account for you under the contract.
  Group Contracts. In most states we have distributors, usually broker-dealers or banks, who hold the contract as a group contract (see “Other Topics – Contract Distribution”). You may purchase an interest (or, in other words, participate) in the group contract by contacting a distributor and completing an

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application and delivering it with your initial purchase payment to that distributor. Upon our approval, we will set up an account for you under the group contract and issue you a certificate showing your rights under the contract.

  Joint Contracts (generally spouses). For a nonqualified contract, you may participate in a group contract as a joint contract holder. References to “contract holder” in this prospectus mean both contract holders under joint contracts. Tax law prohibits the purchase of qualified contracts by joint contract holders.

Factors to Consider in the Purchase Decision. You should discuss you decision to purchase a contract with your sales representative. You should understand the investment options it provides, its other features, the risks and potential benefits it includes, and the fees and expenses you will incur. You should take note of the following issues, among others:

1.	Long-Term Investment – This contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes. Early withdrawals may cause you to incur surrender charges and/or tax penalties. The value of deferred taxation on earnings grows with the amount of time funds are left in the contract. You should not buy this contract if you are looking for a short-term investment or expect to need to make withdrawals before you are 59½.
2.	Investment Risk – The value of investment options available under this contract may fluctuate with the markets and interest rates. You should not buy this contract in order to invest in these options if you cannot risk getting back less money than you put in.
3.	Features and Fees – The fees for this contract reflect costs associated with the features and benefits it provides. In some cases, you have the option to elect certain benefits that carry additional charges. As you consider this contract, you should determine the value that these various benefits and features have for you, taking into account the charges for those features.
4.	Exchanges – If this contract will be a replacement for another annuity contract, you should compare the two contracts carefully. You should consider whether any additional benefits under this contract justify any increased charges that might apply. Also, be sure to talk to your sales representative or tax adviser to make sure that the exchange will be handled so that it is tax-free.

Maximum Issue Age. The maximum issue age for you and the annuitant (if you are not the annuitant) on the date you apply for your account is 80. Please note that there are age maximums on the calculation of the step-up value and roll-up value death benefits under Option Packages II and III. Therefore, if you are age 75 or over, you may want to consider whether choosing one of these options is in your best interest. See “Death Benefit” for a description of the calculation of death benefits above certain ages. The contract may not be available to all issue ages through all broker-dealers.

Your Rights Under the Contract

· Individual Contracts. You have all contract rights.

· Group Contracts. The holder of the group contract has title to the contract and, generally, only the right to accept or reject any modifications to the contract. You have all other rights to your account under the contract.

· Joint Contracts. Joint contract holders have equal rights under the contract with respect to their account. All rights under the contract must be exercised by both joint contract holders with the exception of transfers among investment options. See the “Death Benefit” section for the rights of the surviving joint contract holder upon the death of a joint contract holder prior to the income phase start date.

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Purchase Payment Methods. The following purchase payment methods are allowed:

  One lump sum;
  Periodic payments; or
  Transfer or rollover from a pre-existing retirement plan or account.

We reserve the right to reject any purchase payments to a prospective or existing account without advance notice. If you are considering making periodic payments beyond the first contract year, the premium bonus option may not be right for you. See “Premium Bonus Option – Suitability.”

Purchase Payment Amounts.

The minimum initial purchase payment depends upon the option package you select when you purchase the contract and must be met without consideration of any premium bonus.

	Option		Option		Option
	Package I		Package II		Package III
Minimum Initial
Purchase Payment	Non-Qualified:	Qualified:*	Non-Qualified:	Qualified:*	Non-Qualified:	Qualified:*
	$15,000	$1,500	$5,000	$1,500	$5,000	$1,500

*The Tax Code imposes a maximum limit on annual payments which may be excluded from your gross income. Additional purchase payments must be at least $50 (we may change this amount from time to time). A purchase payment of more than $1,000,000 will be allowed only with our consent.

Reduction of Purchase Payment Amounts. In certain circumstances we may reduce the minimum initial or additional purchase payment amount we will accept under a contract. Whether such a reduction is available will be based on consideration of each of the following factors:

  The size and type of the prospective group, if any, to which the reduction would apply;
  The method and frequency of purchase payments to be made under the contract; and
  The amount of compensation to be paid to distributors and their registered representative on each purchase payment.

Any reduction of the minimum initial or additional purchase payment amount will not be unfairly discriminatory against any person. We will make any such reduction according to our own rules in effect at the time the purchase payment is received. We reserve the right to change these rules from time to time.

Acceptance or Rejection of Your Application. We must accept or reject your application within two business days of receipt. If the application is incomplete, we may hold any forms and accompanying purchase payment(s) for five business days. We may hold purchase payments for longer periods, pending acceptance of the application, only with your permission. If the application is rejected, the application and any purchase payments will be returned to you.

We may also refuse to accept certain forms of premium payments or loan repayments, if applicable, (traveler’s checks, for example) or restrict the amount of certain forms of premium payments or loan repayments. In addition, we may require information as to why a particular form of payment was used (third party checks, for example) and the source of the funds of such payment in order to determine whether or not we will accept it. Use of an unacceptable form of payment may result in us returning your premium payment and not issuing the contract.

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Allocating Purchase Payments to the Investment Options. We will allocate your purchase payments among the investment options you select. Allocations must be in whole percentages and there may be limits on the number of investment options you may select. When selecting investment options you may find it helpful to review the “Investment Options” section.

Other Contracts. We and our affiliates offer various other products with different features and terms than the contracts, and that may offer some or all of the same subaccounts. These products have different benefits, fees and charges, and may or may not better match your needs. You should be aware that these are alternative options available, and, if you are interested in learning more about these other products, contact our Customer Service Center or your registered representative.

RIGHT TO CANCEL

When and How to Cancel. You may cancel your contract within ten days of receipt (some states allow you more than ten days) by returning it to our Customer Service Center along with a written notice of cancellation.

Refunds. We will issue you a refund within seven days of our receipt of your contract and written notice of cancellation. Unless your state requires otherwise or unless you purchased an IRA, your refund will equal your account value. This means that you will bear the entire investment risk for amounts allocated among the subaccounts, including applicable fund and contract fees and charges. Consequently, the amount refunded could be less than the amount you paid into the contract. Any premium bonus credited to your account will also be forfeited and your refund will reflect any earnings or losses attributable to the premium bonus. If your state requires or if you purchased an IRA, we will refund all purchase payments made.

If the purchase payments for your canceled contract came from a rollover from another contract issued by us or one of our affiliates where an early withdrawal charge was reduced or eliminated, the purchase payments will be restored to your prior contract.

PREMIUM BONUS OPTION

Election. At the time of application you may elect the premium bonus option. Once elected it may not be revoked. The premium bonus option may not be available under all contracts.

Premium Bonus Amount. If you elect this option we will credit your account with a 4% premium bonus for each purchase payment you make during the first account year. The premium bonus will be included in your account value and allocated among the investment options you have selected in the same proportion as the purchase payment. The amount of the premium bonus we credit to an account may be reduced if the premium bonus option charge is reduced or eliminated.

Premium Bonus Option Charge. In exchange for the premium bonus, during the first seven account years you will pay an annual premium bonus option charge equal to 0.50% of your account value allocated to the subaccounts. This charge will also be deducted from amounts allocated to the fixed interest options, resulting in a 0.50% reduction in the interest which would have been credited to your account during the first seven account years if you had not elected the premium bonus option. Under certain contracts, the premium bonus option charge may be reduced or eliminated. See “Fees – Reduction or Elimination of Certain Fees.”

After the seventh account year you will no longer pay the premium bonus option charge. We will administer the elimination of this charge by decreasing the number of accumulation units and increasing the accumulation unit values of the subaccounts in which you are then invested. The elimination of this charge and the adjustment of the number of accumulation units and accumulation unit values will not affect your account value. See “Your Account Value.”

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Forfeiture. In each of the following circumstances all or part of a premium bonus credited to your account will be forfeited:

  If you exercise your free look privilege and cancel your contract. See “Right to Cancel.”
  If a death benefit is payable based on account value, step-up value or roll-up value, but only the amount of any premium bonus credited to the account after or within 12 months of the date of death. See “Death Benefit – Premium Bonus.”
  Unless prohibited by state law, if all or part of a purchase payment for which a premium bonus was credited is withdrawn during the first seven account years. The amount of the premium bonus forfeited will be in the same percentage as the amount withdrawn subject to an early withdrawal charge is to the total purchase payments made during the first account year. See “Withdrawals.”

The following hypothetical example illustrates how the forfeiture of premium bonus is calculated when you withdraw all or part of a purchase payment for which a premium bonus was credited during the first seven account years.

	Purchase	Premium	Account	Withdrawal
Date	Payment	Bonus	Value	Amount	Explanation
May 2, 2007	$100,000	$4,000	$104,000	—	You make a $100,000 initial purchase
					payment and we credit your account with
					a 4% ($4,000) premium bonus. Your
					beginning account value equals $104,000.
May 2, 2010	—	—	$120,000	$30,000	Assume that your account value grows to
					$120,000 over the next three years and
					you request a $30,000 withdrawal.
					$18,000 of that $30,000 will be subject to
					an early withdrawal charge ($30,000
					minus $12,000 (the 10% free withdrawal
					amount, see “Fees – Free Withdrawals”))
					and you would pay a $1,080 early
					withdrawal charge (6% of $18,000).
					Additionally, because $18,000 is 18% of
					the $100,000 purchase payment made in
					the first account year, 18% of your $4,000
					premium bonus, or $720, would be
					forfeited.*

* This example assumes that either Option Package I or II has been in effect since you purchased the contract. If Option Package III has been in effect since inception, none of the withdrawal would be subject to an early withdrawal charge because the 30% cumulative free withdrawal amount ($36,000) would be greater than the amount of the withdrawal. See “Fees – Free Withdrawals.” Therefore, the withdrawal would not result in forfeiture of any of the premium bonus.

Suitability. If you expect to make purchase payments to your account after the first account year, the premium bonus option may not be right for you. Your account will not be credited with a premium bonus for purchase payments made after the first account year yet we will assess the premium bonus option charge against your account value which is increased by these additional purchase payments. Consequently, the amount of the premium bonus option charge you would pay over time may be more than the amount of the premium bonus we credited to your account. Also, if you anticipate that you will need to make withdrawals from your account during the first seven account years, you may not want to elect the premium bonus option. When you make such a withdrawal you may forfeit part of your premium bonus, and the amount of the premium bonus option charge you have paid may be more than the amount of the premium bonus not forfeited. Likewise, if you make a withdrawal during the first seven account years and the market is down, the amount of the bonus forfeited may be greater than the then current market value of the premium bonus. Your sales representative can help you decide if the premium bonus option is right for you.

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INVESTMENT OPTIONS

The contract offers variable investment options and fixed interest options.

Variable Investment Options. These options are called subaccounts. The subaccounts are within Separate Account B (the separate account), a separate account of the Company. Each subaccount invests in a specific mutual fund. You do not invest directly in or hold shares of the funds.

Mutual Fund (Fund) Descriptions. We provide brief descriptions of the funds in Appendix III. Investment results of the funds are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. You should consider the investment objectives, risks and charges and expenses of the funds carefully before investing. Please refer to the funds prospectuses for this and additional information. Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Unless otherwise noted, all funds are diversified as defined under the Investment Company Act of 1940. Fund prospectuses may be obtained, free of charge, from our Customer Service Center at the address and phone number listed in “Contract Overview—Questions: Contacting the Company,” by accessing the SEC’s web site or by contacting the SEC Public Reference Room.

Certain funds are designated as “Master-Feeder” or “Retirement Funds.” Funds offered in a Master Feeder structure (such as the American Funds) or fund of funds structure (such as Retirement Funds) may have higher fees and expenses than a fund that invests directly in debt and equity securities. Consult with your investment professional to determine if the portfolios may be suited to your financial needs, investment time horizon and risk tolerance. You should periodically review these factors to determine if you need to change your investment strategy.

ING GET U.S. Core Portfolio (formerly known as, and referred to herein as, “GET Fund”). A GET Fund series may be available during the accumulation phase of the Contract. We make a guarantee, as described below, when you allocate money into a GET Fund series. Each GET Fund series has an offering period of six months which precedes the guarantee period. The GET Fund investment option may not be available under your Contract or in your state. Effective June 21, 2007, no new series of the GET Fund are available.

Various series of the GET Fund may be offered from time to time, and additional charges will apply if you elect to invest in one of these series. The Company makes a guarantee when you direct money into a GET Fund series. We guarantee that the value of an accumulation unit of the GET Fund subaccount for that series under the Contract on the maturity date will not be less than its value as determined after the close of business on the last day of the offering period for that GET Fund series. If the value on the maturity date is lower than it was on the last day of the offering period, we will add funds to the GET Fund subaccount for that series to make up the difference. This means that if you remain invested in the GET Fund series until the maturity date, at the maturity date, you will receive no less than the value of your separate account investment directed to the GET Fund series as of the last day of the offering period, less any maintenance fees or any amounts you transfer or withdraw from the GET Fund subaccount for that series. The value of dividends and distributions made by the GET Fund series throughout the guarantee period is taken into account in determining whether, for purposes of the guarantee, the value of your GET Fund investment on the maturity date is no less than its value as of the last day of the offering period.

If you withdraw or transfer funds from a GET Fund series prior to the maturity date, we will process the transactions at the actual unit value next determined after we receive your request. The guarantee will not apply to these amounts or to amounts deducted as a maintenance fee, if applicable. The GET Fund subaccount is not available for the dollar cost averaging program or the account rebalancing program.

Before the maturity date, we will send a notice to each contract owner who has allocated amounts to the GET Fund series. This notice will remind you that the maturity date is approaching and that you must choose other investment options for your GET Fund series amounts. If you do not make a choice, on the maturity date we will transfer your GET Fund series amounts to another available series of the GET Fund that is then accepting deposits. If no GET Fund series is then available, we will transfer your GET Fund series amounts to the fund or funds that we designate.

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Please see the ING GET U.S. Core Portfolio prospectus for a complete description of the GET Fund investment option, including charges and expenses.

Fixed Interest Options. If available in your state, the ING USA Guaranteed Account (the “Guaranteed Account”) offers certain guaranteed minimum interest rates for a stated period of time. Amounts must remain in the Guaranteed Account for specific periods to receive the quoted interest rates, or a market value adjustment will be applied. The market value adjustment may be positive or negative. The Fixed Account guarantees payment of the minimum interest rate specified in the contract. The Fixed Account is only available in certain states. For a description of these options, see Appendices I and II and the Guaranteed Account prospectus. To obtain a copy of the Guaranteed Account prospectus, write to our Customer Service Center at P.O. Box 9271, Des Moines, Iowa 50306-9271, call (800) 366-0066, or access the SEC’s website (http://www.sec.gov).

Selecting Investment Options

  Choose options appropriate for you. Your sales representative can help you evaluate which investment options may be appropriate for your financial goals.
  Understand the risks associated with the options you choose. Some subaccounts invest in funds that are considered riskier than others. Funds with additional risks are expected to have values that rise and fall more rapidly and to a greater degree than other funds. For example, funds investing in foreign or international securities are subject to risks not associated with domestic investments, and their investment performance may vary accordingly. Also, funds using derivatives in their investment strategy may be subject to additional risks.
  Be informed. Read this prospectus, the fund prospectuses, the Guaranteed Account and Fixed Account appendices and the Guaranteed Account prospectus.

Limits on Availability of Options. Some funds or fixed interest options may be unavailable through your contract or in your state. We may add funds, or withdraw or substitute funds available when you purchased your contract, subject to the conditions in your contract and compliance with regulatory requirements. In the case of a substitution, the new fund may have different fees and charges, investment objectives or policies than the fund it replaced.

Limits on How Many Investment Options You May Select. Although there is currently no limit, we reserve the right to limit the number of investment options you may select at any one time or during the life of the contract. For purposes of determining any limit, each subaccount and each guaranteed term of the Guaranteed Account, or an investment in the Fixed Account in certain contracts, will be considered an investment option.

Additional Risks of Investing in the Funds (Mixed and Shared Funding). “Shared funding” occurs when shares of a fund, which the subaccounts buy for the contracts, are also bought by other insurance companies for their variable insurance contracts.

“Mixed funding” occurs when shares of a fund, which the subaccounts buy for the contracts, are bought for variable life insurance contracts issued by us or other insurance companies.

  Shared—bought by more than one company
  Mixed—bought for annuities and life insurance

It is possible that a conflict of interest may arise due to mixed and/or shared funding, which could adversely impact the value of a fund. For example, if a conflict of interest occurred and one of the subaccounts withdrew its investment in a fund, the fund may be forced to sell its securities at disadvantageous prices, causing its share value to decrease. Each fund’s Board of Directors or Trustees will monitor events to identify any conflicts which may arise and to determine what action, if any, should be taken to address such conflicts.

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TRANSFERS AMONG INVESTMENT OPTIONS (EXCESSIVE TRADING POLICY)

You may transfer amounts among the available subaccounts. During the accumulation phase we allow you 12 free transfers each account year. We reserve the right to charge $10 for each additional transfer. We currently do not impose this charge. During the income phase we allow you four free transfers each account year. We reserve the right to charge $10 for each additional transfer. We currently do not impose this charge.

Transfers from the Guaranteed Account are subject to certain restrictions and may be subject to a market value adjustment. Transfers from the Fixed Account are subject to certain restrictions, and transfers into the Fixed Account from any of the other investment options are not allowed. Transfers must be made in accordance with the terms of your contract.

Transfer Requests. Requests may be made in writing, by fax or telephone or, when available, electronically.

Limits on Frequent or Disruptive Transfers

The contract is not designed to serve as a vehicle for frequent transfers. Frequent transfer activity can disrupt management of a fund and raise its expenses through:

  Increased trading and transaction costs;
  Forced and unplanned portfolio turnover;
  Lost opportunity costs; and
  Large asset swings that decrease the fund’s ability to provide maximum investment return to all contract owners.

This in turn can have an adverse effect on fund performance. Accordingly, individuals or organizations that use market-timing investment strategies or make frequent transfers should not purchase the contract.

Excessive Trading Policy. We and the other members of the ING family of companies that provide multi-fund variable insurance and retirement products, have adopted a common Excessive Trading Policy to respond to the demands of the various fund families that make their funds available through our products to restrict excessive fund trading activity and to ensure compliance with Rule 22c-2 of the 1940 Act.

We actively monitor fund transfer and reallocation activity within our variable insurance products to identify violations of our Excessive Trading Policy. Our Excessive Trading Policy is violated if fund transfer and reallocation activity:

  Meets or exceeds our current definition of Excessive Trading, as defined below; or
  Is determined, in our sole discretion, to be disruptive or not in the best interests of other owners of our variable insurance and retirement products.

We currently define Excessive Trading as:

  More than one purchase and sale of the same fund (including money market funds) within a 60 calendar day period (hereinafter, a purchase and sale of the same fund is referred to as a “round-trip”). This means two or more round-trips involving the same fund within a 60 calendar day period would meet our definition of Excessive Trading; or
  Six round-trips involving the same fund within a twelve month period.

The following transactions are excluded when determining whether trading activity is excessive:

  Purchases or sales of shares related to non-fund transfers (for example, new purchase payments, withdrawals and loans);
  Transfers associated with scheduled dollar cost averaging, scheduled rebalancing or scheduled asset allocation programs;

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  Purchases and sales of fund shares in the amount of $5,000 or less;
  Purchases and sales of funds that affirmatively permit short-term trading in their fund shares, and movement between such funds and a money market fund; and
  Transactions initiated by us, another member of the ING family of insurance companies or a fund.

If we determine that an individual or entity has made a purchase of a fund within 60 days of a prior round-trip involving the same fund, we will send them a letter (once per year) warning that another sale of that same fund within 60 days of the beginning of the prior round-trip will be deemed to be Excessive Trading and result in a six month suspension of their ability to initiate fund transfers or reallocations through the Internet, facsimile, Voice Response Unit (VRU), telephone calls to the ING Customer Service Center, or other electronic trading medium that we may make available from time to time (“Electronic Trading Privileges”). Likewise, if we determine that an individual or entity has made five round-trips involving the same fund within a rolling twelve month period, we will send them a letter warning that another purchase and sale of that same fund within twelve months of the initial purchase in the first round-trip in the prior twelve month period will be deemed to be Excessive Trading and result in a suspension of their Electronic Trading Privileges. According to the needs of the various business units, a copy of the warning letters may also be sent, as applicable, to the person(s) or entity authorized to initiate fund transfers or reallocations, the agent/registered representative or investment adviser for that individual or entity. A copy of the warning letters and details of the individual’s or entity’s trading activity may also be sent to the fund whose shares were involved in the trading activity.

If we determine that an individual or entity has violated our Excessive Trading Policy, we will send them a letter stating that their Electronic Trading Privileges have been suspended for a period of six months. Consequently, all fund transfers or reallocations, not just those which involve the fund whose shares were involved in the activity that violated our Excessive Trading Policy, will then have to be initiated by providing written instructions to us via regular U.S. mail. Suspension of Electronic Trading Privileges may also extend to products other than the product through which the Excessive Trading activity occurred. During the six month suspension period, electronic “inquiry only” privileges will be permitted where and when possible. A copy of the letter restricting future transfer and reallocation activity to regular U.S. mail and details of the individual’s or entity’s trading activity may also be sent, as applicable, to the person(s) or entity authorized to initiate fund transfers or reallocations, the agent/registered representative or investment adviser for that individual or entity and the fund whose shares were involved in the activity that violated our Excessive Trading Policy.

Following the six month suspension period during which no additional violations of our Excessive Trading Policy are identified, Electronic Trading Privileges may again be restored. We will continue to monitor the fund transfer and reallocation activity, and any future violations of our Excessive Trading Policy will result in an indefinite suspension of Electronic Trading Privileges. A violation of our Excessive Trading Policy during the six month suspension period will also result in an indefinite suspension of Electronic Trading Privileges.

We reserve the right to suspend Electronic Trading Privileges with respect to any individual or entity, with or without prior notice, if we determine, in our sole discretion, that the individual’s or entity’s trading activity is disruptive or not in the best interests of other owners of our variable insurance products, regardless of whether the individual’s or entity’s trading activity falls within the definition of Excessive Trading set forth above.

Our failure to send or an individual’s or entity’s failure to receive any warning letter or other notice contemplated under our Excessive Trading Policy will not prevent us from suspending that individual’s or entity’s Electronic Trading Privileges or taking any other action provided for in our Excessive Trading Policy.

We do not allow exceptions to our Excessive Trading Policy. We reserve the right to modify our Excessive Trading Policy, or the policy as it relates to a particular fund, at any time without prior notice, depending on, among other factors, the needs of the underlying fund(s), the best interests of contract owners and fund investors and/or state or federal regulatory requirements. If we modify our policy, it will be applied uniformly to all contract owners or, as applicable, to all contract owners investing in the underlying fund.

Our Excessive Trading Policy may not be completely successful in preventing market timing or excessive trading activity. If it is not completely successful, fund performance and management may be adversely affected, as noted above.

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Limits Imposed by the Funds. Each underlying fund available through the variable insurance and retirement products offered by us and/or the other members of the ING family of insurance companies, either by prospectus or stated contract, has adopted or may adopt its own excessive/frequent trading policy, and orders for the purchase of fund shares are subject to acceptance or rejection by the underlying fund. We reserve the right, without prior notice, to implement fund purchase restrictions and/or limitations on an individual or entity that the fund has identified as violating its excessive/frequent trading policy and to reject any allocation or transfer request to a subaccount if the corresponding fund will not accept the allocation or transfer for any reason. All such restrictions and/or limitations (which may include, but are not limited to, suspension of Electronic Trading Privileges and/or blocking of future purchases of a fund or all funds within a fund family) will be done in accordance with the directions we receive from the fund.

Agreements to Share Information with Fund Companies. As required by Rule 22c-2 under the 1940 Act, we have entered into information sharing agreements with each of the fund companies whose funds are offered through the contract. Contract owner trading information is shared under these agreements as necessary for the fund companies to monitor fund trading and our implementation of our Excessive Trading Policy. Under these agreements, the company is required to share information regarding contract owner transactions, including but not limited to information regarding fund transfers initiated by you. In addition to information about contract owner transactions, this information may include personal contract owner information, including names and social security numbers or other tax identification numbers.

As a result of this information sharing, a fund company may direct us to restrict a contract owner’s transactions if the fund determines that the contract owner has violated the fund’s excessive/frequent trading policy. This could include the fund directing us to reject any allocations of premium or contract value to the fund or all funds within the fund family.

Value of Your Transferred Dollars. The value of amounts transferred into or out of subaccounts will be based on the subaccount unit values next determined after we receive your transfer request in good order at our Customer Service Center or, if you are participating in the dollar cost averaging or account rebalancing programs, after your scheduled transfer or reallocation.

Telephone and Electronic Transactions: Security Measures. To prevent fraudulent use of telephone and electronic transactions (including, but not limited to, internet transactions), we have established security procedures. These include recording calls on our toll-free telephone lines and requiring use of a personal identification number (“PIN”) to execute transactions. You are responsible for keeping your PIN and account information confidential. Please be advised that the risk of a fraudulent transaction is increased with telephone or electronic transaction (for example, a facsimile withdrawal request form), even if appropriate identifying information is provided. If we fail to follow reasonable security procedures, we may be liable for losses due to unauthorized or fraudulent telephone or other electronic transactions. We are not liable for losses resulting from telephone or electronic instructions we believe to be genuine. If a loss occurs when we rely on such instructions, you will bear the loss.

The Dollar Cost Averaging Program. Dollar cost averaging is an investment strategy whereby you purchase fixed dollar amounts of an investment at regular intervals, regardless of price. Under this program a fixed dollar amount is automatically transferred from certain subaccounts, the Guaranteed Account or Fixed Account to any of the other subaccounts. A market value adjustment will not be applied to dollar cost averaging transfers from a guaranteed term of the Guaranteed Account during participation in the dollar cost averaging program. If such participation is discontinued, we will automatically transfer the remaining balance in that guaranteed term to another guaranteed term of the same duration, unless you initiate a transfer into another investment option. In either case a market value adjustment will apply. See Appendix I for more information about dollar cost averaging from the Guaranteed Account. If dollar cost averaging is stopped with respect to amounts invested in the Fixed Account, the remaining balance will be transferred to a money market subaccount.

Dollar cost averaging neither ensures a profit nor guarantees against loss in a declining market. You should consider your financial ability to continue purchases through periods of low price levels. There is no additional charge for this program and transfers made under this program do not count as transfers when determining the number of free transfers that may be made each account year. For additional information about this program, contact your sales

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representative or call us at the number listed in “Contract Overview – Questions: Contacting the Company.” In certain states, purchase payments allocated to the Fixed Account may require participation in the dollar cost averaging program.

The Account Rebalancing Program. Account rebalancing allows you to reallocate your account value to match the investment allocations you originally selected. Only account values invested in the subaccounts may be rebalanced. We automatically reallocate your account value annually (or more frequently as we allow). Account rebalancing neither ensures a profit nor guarantees against loss in a declining market. There is no additional charge for this program and transfers made under this program do not count as transfers when determining the number of free transfers that may be made each account year. Account rebalancing is subject to any fund purchase restrictions, however. You may participate in this program by completing the account rebalancing section of your application or by contacting us at the address and/or number listed in “Contract Overview – Questions: Contacting the Company.”

TRANSFERS BETWEEN OPTION PACKAGES

You may transfer from one option package to another.

  Transfers must occur on an account anniversary.
  A written request for the transfer must be received by us within 60 days of an account anniversary.
  The following minimum account values need to be met on the date of transfer:

	Transfers to		Transfers to
	Option Package I		Option Packages II or III

Minimum
Account	Non-Qualified:	Qualified: $1,500	Non-Qualified:	Qualified: $1,500
Value	$15,000		$5,000

  You will receive a new contract schedule page upon transfer.
  Only one option package may be in effect at any time.

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Transfers to	Transfers to	Transfers to
Option Package I	Option Package II	Option Package III
Death Benefit[1] :	Death Benefit[1] :	Death Benefit[1] :
The sum of all purchase payments	· The sum of all purchase payments	· The sum of all purchase
made, adjusted for amounts	made, adjusted for amounts	payments made, adjusted for
withdrawn or applied to an income	withdrawn or applied to an income	amounts withdrawn or applied
phase payment option as of the claim	phase payment option as of the	to an income phase payment
date, will continue to be calculated	claim date, will continue to be	option as of the claim date, will
from the account effective date.	calculated from the account	continue to be calculated from
· The “step-up value” under Option	effective date.	the account effective date.
Packages II and III will terminate	· If transferring from Option Package	· If transferring from Option
on the new schedule effective date.	I, the “step-up value” will be	Package I, the “step-up value”
· The “roll-up value” under Option	calculated beginning on the new	will be calculated beginning on
Package III will terminate on the	schedule effective date.	the new schedule effective date.
new schedule effective date.	· If transferring from Option Package	· If transferring from Option
	III, the “step-up value” will continue	Package II, the “step-up value”
	to be calculated from the date	will continue to be calculated
	calculated under Option Package III.	from the date calculated under
	· The “roll-up value” under Option	Option Package II.
	Package III will terminate on the	· The “roll-up value” will be
	new schedule effective date.	calculated beginning on the new
schedule effective date.
Nursing Home Waiver[2] :	Nursing Home Waiver[2] :	Nursing Home Waiver[2] :
· The availability of the waiver of the	· If transferring from Option Package	· If transferring from Option
early withdrawal charge under the	I, the waiting period under the	Package I, the waiting period
Nursing Home Waiver will	Nursing Home Waiver will begin to	under the Nursing Home
terminate on the new schedule	be measured from the new schedule	Waiver will begin to be
effective date.	effective date.	measured from the new
	· If transferring from Option Package	schedule effective date.
	III, the waiting period will have	· If transferring from Option
	been satisfied on the new schedule	Package II, the waiting period
	effective date.	will have been satisfied on the
new schedule effective date.
Free Withdrawals[3] :	Free Withdrawals[3] :	Free Withdrawals[3] :
· If transferring from Option Package	· If transferring from Option Package	· The cumulative to 30%
III, any available free withdrawal	III, any available free withdrawal	available free withdrawal
amount in excess of 10% will be	amount in excess of 10% will be lost	amount will begin to be
lost as of the new schedule	as of the new schedule effective	calculated as of the new
effective date.	date.	schedule effective date.
[1] See “Death Benefit.”
[2] See “Fees—Nursing Home Waiver.”
[3] See “Fees—Free Withdrawals.”

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FEES

The following repeats and adds to information provided in the “Fee Table” section. Please review both sections for information on fees.

TRANSACTION FEES

Early Withdrawal Charge

Withdrawals of all or a portion of your account value may be subject to a charge. In the case of a partial withdrawal where you request a specified dollar amount, the amount withdrawn from your account will be the amount you specified plus adjustment for any applicable early withdrawal charge.

Amount. A percentage of the purchase payments that you withdraw. The percentage will be determined by the early withdrawal charge schedule that applies to your account.

Early Withdrawal Charge Schedules
(As a percentage of payments withdrawn.)

Years from Receipt of	Early
Purchase Payment	Withdrawal Charge
Less than 2	7%
2 or more but less than 4	6%
4 or more but less than 5	5%
5 or more but less than 6	4%
6 or more but less than 7	3%
7 or more	0%

Purpose. This is a deferred sales charge. It reimburses us for some of the sales and administrative expenses associated with the contract. If our expenses are greater than the amount we collect for the early withdrawal charge, we may use any of our corporate assets, including potential profit that may arise from the mortality and expense risk charge, to make up any difference.

First In, First Out. The early withdrawal charge is calculated separately for each purchase payment withdrawn. For purposes of calculating your early withdrawal charge, we consider that your first purchase payment to the account (first in) is the first you withdraw (first out).

Examples: Where the early withdrawal charge is based on the number of years since the purchase payment was received, if your initial purchase payment was made three years ago, we will deduct an early withdrawal charge equal to 6% of the portion of that purchase payment withdrawn.

In each case the next time you make a withdrawal we will assess the early withdrawal charge, if any, against the portion of the first purchase payment you did not withdraw and/or subsequent purchase payments to your account in the order they were received.

Earnings may be withdrawn after all purchase payments have been withdrawn. There is no early withdrawal charge for withdrawal of earnings.

Free Withdrawals. There is no early withdrawal charge if, during each account year, the amount withdrawn is 10% or less of your account value on the later of the date we established your account or the most recent anniversary of that date. Under Option Package III, any unused percentage of the 10% free withdrawal amount shall carry forward into successive account years, up to a maximum 30% of your account value.

The free withdrawal amount will be adjusted for amounts withdrawn under a systematic distribution option or taken as a required minimum distribution during the account year.

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Waiver. The early withdrawal charge is waived for purchase payments withdrawn if the withdrawal is:

  Used to provide income phase payments to you;
  Paid due to the annuitant’s death during the accumulation phase in an amount up to the sum of purchase payments made, minus the total of all partial withdrawals, amounts applied to an income phase payment option and deductions made prior to the annuitant’s death;
  Paid upon a full withdrawal where your account value is $2,500 or less and no part of the account has been withdrawn during the prior 12 months;
  Taken because of the election of a systematic distribution option (see “Systematic Distribution Options”);
  Applied as a rollover to certain Roth IRAs issued by us or an affiliate;
  If approved in your state, taken under a qualified contract, when the amount withdrawn is equal to the minimum distribution required by the Tax Code for your account calculated using a method permitted under the Tax Code and agreed to by us (including required minimum distributions using the ECO systematic distribution option (see “Systematic Distribution Options”); or
  Paid upon termination of your account by us (see “Other Topics — Involuntary Terminations”).

Nursing Home Waiver. Under Option Packages II and III, you may withdraw all or a portion of your account value without an early withdrawal charge if:

  More than one account year has elapsed since the schedule effective date;
  The withdrawal is requested within three years of the annuitant’s admission to a licensed nursing care facility (in Oregon there is no three year limitation period and in New Hampshire non-licensed facilities are included); and
  The annuitant has spent at least 45 consecutive days in such nursing care facility.

We will not waive the early withdrawal charge if the annuitant was in a nursing care facility for at least one day during the two-week period immediately preceding or following the schedule effective date. It will also not apply to contracts where prohibited by state law.

Annual Maintenance Fee

Maximum Amount. $30.00

When/How. Each year during the accumulation phase we deduct this fee from your account value. We deduct it on your account anniversary and at the time of full withdrawal. It is deducted proportionally from each investment option.

Purpose. This fee reimburses us for our administrative expenses relating to the establishment and maintenance of your account.

Elimination. We will not deduct the annual maintenance fee if your account value is $50,000 or more on the date this fee is to be deducted.

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Transfer Charge

Amount. During the accumulation phase we currently allow you 12 free transfers each account year. We reserve the right to charge $10 for each additional transfer. We currently do not impose this charge.

Purpose. This charge reimburses us for administrative expenses associated with transferring your dollars among investment options.

Overnight Fee.

You may elect to have a $20 overnight charge deducted from the amount of a withdrawal you would like sent to you by overnight delivery service.

Redemption Fees

If applicable, we may deduct the amount of any redemption fees imposed by the underlying portfolios as a result of withdrawals, transfers or other fund transactions you initiate. Redemption fees, if any, are separate and distinct from any transaction charges or other charges deducted from your contract value. For a more complete description of the funds’ fees and expenses, review each fund’s prospectus.

FEES DEDUCTED FROM INVESTMENTS IN THE SEPARATE ACCOUNT

Mortality and Expense Risk Charge

Maximum Amount. During the accumulation phase the amount of this charge, on an annual basis, is equal to the following percentages of your account value invested in the subaccounts:

Option Package I	Option Package II	Option Package III
0.80%	1.10%	1.25%

During the income phase this charge, on an annual basis, is equal to 1.25% of amounts invested in the subaccounts. See “The Income Phase- Charges Deducted.”

When/How. We deduct this charge daily from the subaccounts corresponding to the funds you select. We do not deduct this charge from any fixed interest option.

Purpose. This charge compensates us for the mortality and expense risks we assume under the contract.

  The mortality risks are those risks associated with our promise to provide a death benefit and make lifetime income phase payments based on annuity rates specified in the contract.
  The expense risk is the risk that the actual expenses we incur under the contract will exceed the maximum costs that we can charge.

If the amount we deduct for this charge is not enough to cover our mortality costs and expenses under the contract, we will bear the loss. We may use any excess to recover distribution costs relating to the contract and as a source of profit. We expect to make a profit from this charge.

Administrative Expense Charge

Maximum Amount. During the accumulation phase the amount of this charge, on an annual basis, is equal to the following percentages of your account value invested in the subaccounts:

Option Package I	Option Package II	Option Package III
0.15%	0.15%	0.15%

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There is currently no administrative expense charge during the income phase. We reserve the right, however, to charge an administrative expense charge of up to 0.25% during the income phase.

When/How. If imposed, we deduct this charge daily from the subaccounts corresponding to the funds you select. We do not deduct this charge from the fixed interest options. If we are imposing this charge when you enter the income phase, the charge will apply to you during the entire income phase.

Purpose. This charge helps defray our administrative expenses.

Premium Bonus Option Charge.

Maximum Amount. 0.50%, but only if you elect the premium bonus option.

When/How. We deduct this charge daily from the subaccounts corresponding to the funds you select. We may also deduct this charge from amounts allocated to the fixed interest options. This charge is deducted for the first seven account years during the accumulation phase and, if applicable, the income phase. See “Premium Bonus Option —Premium Bonus Option Charge.”

Purpose. This charge compensates us for the cost associated with crediting the premium bonus to your account on purchase payments made during the first account year.

ING GET U.S. Core Portfolio Guarantee Charge. Effective June 21, 2007, no new series of the GET Fund are available.

Maximum Amount. 0.50%, but only if you elect to invest in the GET Fund investment option.

When/How. We deduct this charge daily during the guarantee period from amounts allocated to the GET Fund investment option.

Purpose. This charge compensates us for the cost of providing a guarantee of accumulation unit values of the GET Fund subaccount. See “Investment Options-Variable Investment Options.”

REDUCTION OR ELIMINATION OF CERTAIN FEES

When sales of the contract are made to individuals or a group of individuals in a manner that results in savings of sales or administrative expenses, we may reduce or eliminate the early withdrawal charge, annual maintenance fee, mortality and expense risk charge, administrative expense charge or premium bonus option charge. Our decision to reduce or eliminate any of these fees will be based on one or more of the following:

  The size and type of group to whom the contract is issued;
  The amount of expected purchase payments;
  A prior or existing relationship with the Company, such as being an employee or former employee of the Company or one of our affiliates, receiving distributions or making transfers from other contracts issued by us or one of our affiliates or transferring amounts held under qualified retirement plans sponsored by us or one of our affiliates;
  The type and frequency of administrative and sales services provided; or
  The level of annual maintenance fee and early withdrawal charges.

In the case of an exchange of another contract issued by us or one of our affiliates where the early withdrawal charge has been waived, the early withdrawal charge for certain contracts offered by this prospectus may be determined based on the dates purchase payments were received in the prior contract.

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The reduction or elimination of any of these fees will not be unfairly discriminatory against any person and will be done according to our rules in effect at the time the contract is issued. We reserve the right to change these rules from time to time. The right to reduce or eliminate any of these fees may be subject to state approval.

FUND EXPENSES

As shown in the fund prospectuses and described in the “Fund Fee Information” section of this prospectus, each fund deducts management fees from the amounts allocated to the fund. In addition, each fund deducts other expenses which may include service fees that may be used to compensate service providers, including the company and its affiliates, for administrative and contract owner services provided on behalf of the fund. Furthermore, certain funds may deduct a distribution or 12b-1 fee, which is used to finance any activity that is primarily intended to result in the sale of fund shares. For a more complete description of the funds’ fees and expenses, review each fund’s prospectus. You should evaluate the expenses associated with the funds available through this contract before making a decision to invest.

The company may receive substantial revenue from each of the funds or the funds’ affiliates, although the amount and types of revenue vary with respect to each of the funds offered through the contract. This revenue is one of several factors we consider when determining the contract fees and charges and whether to offer a fund through our policies. Fund revenue is important to the company’s profitability, and it is generally more profitable for us to offer affiliated funds than to offer unaffiliated funds.

Assets allocated to affiliated funds, meaning funds managed by Directed Services LLC or another company affiliate, generate the largest dollar amount of revenue for the company. Affiliated funds may also be subadvised by a company affiliate or by an unaffiliated third party. Assets allocated to unaffiliated funds, meaning funds managed by an unaffiliated third party, generate lesser, but still substantial dollar amounts of revenue for the company. The company expects to make a profit from this revenue to the extent it exceeds the company’s expenses, including the payment of sales compensation to our distributors.

Types of Revenue Received from Affiliated Funds.

The types of revenue received by the company from affiliated funds may include:

  A share of the management fee deducted from fund assets;
  Service fees that are deducted from fund assets;
  For certain share classes, compensation paid out of 12b-1 fees that are deducted from fund assets; and
  Other revenues that may be based either on an annual percentage of average net assets held in the fund by the company or a percentage of the fund’s management fees.

These revenues may be received as cash payments or according to a variety of financial accounting techniques that are used to allocate revenue and profits across the organization. In the case of affiliated funds subadvised by unaffiliated third parties, any sharing of the management fee between the company and the affiliated investment adviser is based on the amount of such fee remaining after the subadvisory fee has been paid to the unaffiliated subadviser. Because subadvisory fees vary by subadviser, varying amounts of revenue may be retained by the affiliated investment adviser and ultimately shared with the company. The company receives additional amounts related to affiliated funds in the form of intercompany payments from the fund’s investment adviser or the investment adviser’s parent. These revenues provide the company with a financial incentive to offer affiliated funds through the contract rather than unaffiliated funds.

     Types of Revenue Received from Unaffiliated Funds. Revenue received from each of the unaffiliated funds or their affiliates is based on an annual percentage of the average net assets held in that fund by the company. Some unaffiliated funds or their affiliates pay us more than others and some of the amounts we receive may be significant.

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The types of revenues received by the company or its affiliates from unaffiliated funds include:

  For certain funds, compensation paid from 12b-1 fees or service fees that are deducted from fund assets; and
  Additional payments for administrative, recordkeeping or other services that we provide to the funds or their affiliates, such as processing purchase and redemption requests, and mailing fund prospectuses, periodic reports and proxy materials. These additional payments do not increase directly or indirectly the fees and expenses shown in each fund prospectus. These additional payments may be used by us to finance distribution of the contract.

These revenues are received as cash payments, and if the unaffiliated fund families currently offered through the contract that made cash payments to us were individually ranked according to the total amount they paid to the company or its affiliates in 2009, in connection with the registered annuity contracts issued by the company, that ranking would be as follows:

· BlackRock Variable Series Funds, Inc.

If the revenues received from the affiliated funds were taken into account when ranking the funds according to the total dollar amount they paid to the company or its affiliates in 2009, the affiliated funds would be at the top of the list.

In addition to the types of revenue received from affiliated and unaffiliated funds described above, affiliated and unaffiliated funds and their investment advisers, subadvisers or affiliates may participate at their own expense in company sales conferences or educational and training meetings. In relation to such participation, a fund’s investment adviser, subadviser or affiliate may help offset the cost of the meetings or sponsor events associated with the meetings. In exchange for these expense offset or sponsorship arrangements, the investment adviser, subadviser or affiliate may receive certain benefits and access opportunities to company sales representatives and wholesalers rather than monetary benefits. These benefits and opportunities include, but are not limited to, co-branded marketing materials, targeted marketing sales opportunities, training opportunities at meetings, training modules for sales personnel and opportunity to host due diligence meetings for representatives and wholesalers.

Certain funds may be structured as “fund of funds.” These funds may have higher fees and expenses than a fund that invests directly in debt and equity securities because they also incur the fees and expenses of the underlying funds in which they invest. These funds are affiliated funds, and the underlying funds in which they invest may be affiliated funds as well. The fund prospectuses disclose the aggregate annual operating expenses of each portfolio and its corresponding underlying fund or funds. The “fund of funds” available under the contract are identified in the list of investment portfolios toward the front of this prospectus.

Please note that certain management personnel and other employees of the company or its affiliates may receive a portion of their total employment compensation based on the amount of net assets allocated to affiliated funds. For more information, please see “Other Contract Provisions – Selling the Contract.”

PREMIUM AND OTHER TAXES

Maximum Amount. Some states and municipalities charge a premium tax on annuities. These taxes currently range from 0% to 4%, depending upon the jurisdiction.

When/How. We reserve the right to deduct a charge for premium taxes from your account value or from purchase payments to the account at any time, but not before there is a tax liability under state law. For example, we may deduct a charge for premium taxes at the time of a complete withdrawal or we may reflect the cost of premium taxes in our income phase payment rates when you commence income phase payments.

We will not deduct a charge for any municipal premium tax of 1% or less, but we reserve the right to reflect such an expense in our annuity purchase rates.

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In addition, we reserve the right to assess a charge for any federal taxes due against the separate account. See “Federal Tax Considerations.”

YOUR ACCOUNT VALUE

During the accumulation phase your account value at any given time

  The current dollar value of amounts invested in the subaccounts; plus
  The current dollar values of amounts invested in the fixed interest options, including interest earnings to date.

Subaccount Accumulation Units. When you select a fund as an investment option, your account dollars invest in “accumulation units” of the Separate Account B subaccount corresponding to that fund. The subaccount invests directly in the fund shares. The value of your interests in a subaccount is expressed as the number of accumulation units you hold multiplied by an “accumulation unit value,” as described below, for each unit.

Accumulation Unit Value (AUV). The value of each accumulation unit in a subaccount is called the accumulation unit value or AUV. The AUV varies daily in relation to the underlying fund’s investment performance. The value also reflects deductions for fund fees and expenses, the mortality and expense risk charge, the administrative expense charge, the premium bonus option charge (if any) and, for amounts allocated to the ING GET U.S. Core Portfolio subaccount only, the GET Fund guarantee charge. We discuss these deductions in more detail in “Fee Table” and “Fees.”

Valuation. We determine the AUV every normal business day after the close of the New York Stock Exchange (normally at 4:00 p.m. Eastern Time). At that time we calculate the current AUV by multiplying the AUV last calculated by the “net investment factor” of the subaccount. The net investment factor measures the investment performance of the subaccount from one valuation to the next.

Current AUV = Prior AUV x Net Investment Factor

Net Investment Factor. The net investment factor for a subaccount between two consecutive valuations equals the sum of 1.0000 plus the net investment rate.

Net Investment Rate. The net investment rate is computed according to a formula that is equivalent to the following:

  The net assets of the fund held by the subaccount as of the current valuation; minus
  The net assets of the fund held by the subaccount at the preceding valuation; plus or minus
  Taxes or provisions for taxes, if any, due to subaccount operations (with any federal income tax liability offset by foreign tax credits to the extent allowed); divided by
  The total value of the subaccount’s units at the preceding valuation; minus
  A daily deduction for the mortality and expense risk charge and the administrative expense charge, if any, and any other fees deducted from investments in the separate account, such as the premium bonus option charge and guarantee charges for the GET fund. See “Fees.”

The net investment rate may be either positive or negative.

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Hypothetical Illustration. As a hypothetical illustration, assume that your initial purchase payment to a qualified contract is $5,000 and you direct us to invest $3,000 in Fund A and $2,000 in Fund B. Also assume that you did not elect the premium bonus option and on the day we receive the purchase payment the applicable AUV’s after the next close of business of the New York Stock Exchange are $10 for Subaccount A and $20 for Subaccount B. Your account is credited with 300 accumulation units of Subaccount A and 100 accumulation units of Subaccount B.

Step 1: You make an initial purchase payment of $5000.

Step 2:

A.	You direct us to invest $3,000 in Fund A. The purchase payment purchases 300 accumulation units of Subaccount A ($3,000 divided by the current $10 AUV).
B.	You direct us to invest $2,000 in Fund B. The purchase payment purchases 100 accumulation units of Subaccount B ($2,000 divided by the current $20 AUV).

Step 3: The separate account purchases shares of the applicable funds at the then current market value (net asset value or NAV).

Each fund’s subsequent investment performance, expenses and charges, and the daily charges deducted from the subaccount, will cause the AUV to move up or down on a daily basis.

Purchase Payments to Your Account. If all or a portion of your initial purchase payment is directed to the subaccounts, it will purchase subaccount accumulation units at the AUV next computed after our acceptance of your application as described in “Purchase and Rights.” Subsequent purchase payments or transfers directed to the subaccounts will purchase subaccount accumulation units at the AUV next computed following our receipt of the purchase payment or transfer request in good order. The AUV will vary day to day.

WITHDRAWALS

You may withdraw all or a portion of your account value at any time during the accumulation phase.

Steps for Making A Withdrawal

Select the withdrawal amount.
(1)	Full Withdrawal: You will receive, reduced by any required withholding tax, your account value allocated to the subaccounts, the Guaranteed Account (plus or minus any applicable market value adjustment) and the Fixed Account, minus any applicable early withdrawal charge, annual maintenance fee and forfeited premium bonus.
(2)	Partial Withdrawal (Percentage or Specified Dollar Amount): You will receive, reduced by any required withholding tax, the amount you specify, subject to the value available in your account.
However, the amount actually withdrawn from your account will be adjusted by any applicable early withdrawal charge, any positive or negative market value adjustment for amounts withdrawn from the Guaranteed Account and any forfeited premium bonus. See Appendices I and II and the Guaranteed Account prospectus for more information about withdrawals from the Guaranteed Account and the Fixed Account.
Select investment options. If you do not specify this, we will withdraw dollars from each investment
option	in which you have account value in the same proportion as that value bears to your total account value.
Properly complete a disbursement form and deliver it to our Customer Service Center.

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Calculation of Your Withdrawal. We determine your account value every normal business day after the close of the New York Stock Exchange. We pay withdrawal amounts based on your account value as of the next valuation after we receive a request for withdrawal in good order at our Customer Service Center.

Delivery of Payment. Payments for withdrawal requests will be made in accordance with SEC requirements. Normally, your withdrawal amount will be sent no later than seven calendar days following our receipt of your properly-completed disbursement form in good order.

Reinstating a Full Withdrawal. Within 30 days after a full withdrawal, if allowed by law and the contract, you may elect to reinstate all or a portion of your withdrawal. We must receive any reinstated amounts within 60 days of the withdrawal. We reserve the right, however, to accept a reinstatement election received more than 30 days after the withdrawal and accept proceeds received more than 60 days after the withdrawal. We will credit your account for the amount reinstated based on the subaccount values next computed following our receipt of your request and the amount to be reinstated. We will credit the amount reinstated proportionally for annual maintenance fees and early withdrawal charges imposed at the time of withdrawal. We will deduct from the amount reinstated any annual maintenance fee which fell due after the withdrawal and before the reinstatement. We will reinstate in the same investment options and proportions in place at the time of withdrawal. If you withdraw amounts from a series of the ING GET U.S. Core Portfolio and then elect to reinstate them, we will reallocate your GET amounts among other investment options in which you invested on a pro-rata basis. Previously, we would have reinstated them in a GET Fund series that was then accepting deposits. However, since June 21, 2007, no new series of the GET Fund are available. The reinstatement privilege may be used only once. Special rules apply to reinstatement of amounts withdrawn from the Guaranteed Account (see Appendix I and the Guaranteed Account prospectus). We will not credit your account for market value adjustments or any premium bonus forfeited that we deducted at the time of your withdrawal or refund any taxes that were withheld. Seek competent advice regarding the tax consequences associated with reinstatement.

SYSTEMATIC DISTRIBUTION OPTIONS

Systematic distribution options may be exercised at any time during the accumulation phase.

Features of a Systematic Distribution Option

A systematic distribution option allows you to receive regular payments from your contract without moving into the income phase. By remaining in the accumulation phase, you retain certain rights and investment flexibility not available during the income phase.

The following systematic distribution options may be available:

  SWO—Systematic Withdrawal Option. SWO is a series of automatic partial withdrawals from your account based on a payment method you select. Consider this option if you would like a periodic income while retaining investment flexibility for amounts accumulated in the account.
  ECO—Estate Conservation Option. ECO offers the same investment flexibility as SWO, but is designed for those who want to receive only the minimum distribution that the Tax Code requires each year. Under ECO we calculate the minimum distribution amount required by law, generally at age 70½, and pay you that amount once a year. ECO is not available under nonqualified contracts. An early withdrawal charge will not be deducted from and a market value adjustment will not be applied to any part of your account value paid under an ECO.
  LEO—Life Expectancy Option. LEO provides for annual payments for a number of years equal to your life expectancy or the life expectancy of you and a designated beneficiary. It is designed to meet the substantially equal periodic payment exception to the 10% premature distribution penalty under Tax Code section 72. See “Federal Tax Considerations.”

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Other Systematic Distribution Options. We may add additional systematic distribution options from time to time. You may obtain additional information relating to any of the systematic distribution options from your sales representative or by calling us at the number listed in “Contract Overview—Questions: Contacting the Company.”

Systematic Distribution Option Availability. Withdrawals under a systematic distribution option are limited to your free withdrawal amount. See “Fees – Early Withdrawal Charge – Free Withdrawals.” If allowed by applicable law, we may discontinue the availability of one or more of the systematic distribution options for new elections at any time and/or to change the terms of future elections.

Eligibility for a Systematic Distribution Option. To determine if you meet the age and account value criteria and to assess terms and conditions that may apply, contact your sales representative or our Customer Service Center at the number listed in “Contract Overview—Questions: Contacting the Company.”

Terminating a Systematic Distribution Option. You may revoke a systematic distribution option at any time by submitting a written request to our Customer Service Center. ECO, once revoked, may not, unless allowed under the Tax Code, be elected again.

Charges and Taxation. When you elect a systematic distribution option your account value remains in the accumulation phase and subject to the charges and deductions described in the “Fees” and “Fee Table” sections. Taking a withdrawal under a systematic distribution option, or later revoking the option, may have tax consequences. If you are concerned about tax implications, consult a qualified tax adviser before electing an option.

DEATH BENEFIT

This section provides information about the death benefit during the accumulation phase. For death benefit information applicable to the income phase, see “The Income Phase.”

Terms to Understand: Account Year/Account Anniversary: A period of 12 months measured from the date we established your account and each anniversary of this date. Account anniversaries are measured from this date.

Annuitant(s): The person(s) on whose life or life expectancy(ies) the income phase payments are based.

Beneficiary(ies): The person(s) or entity(ies) entitled to receive a death benefit under the contract.

Claim Date: The date proof of death and the beneficiary’s right to receive the death benefit are received in good order at our Customer Service Center. Please contact our Customer Service Center to learn what information is required for a request for payment of the death benefit to be in good order.

Contract Holder (You/Your): The contract holder of an individually owned contract or the certificate holder of a group contract. The contract holder and annuitant may be the same person.

Schedule Effective Date: The date an option package and benefits become effective. The initial schedule effective date equals the date we established your account. Thereafter, this date can occur only on an account anniversary.

During the Accumulation Phase

When is a Death Benefit Payable? During the accumulation phase a death benefit is payable when the contract holder or the annuitant dies. If there are joint contract holders, the death benefit is payable when either one dies.

Who Receives the Death Benefit? If you would like certain individuals or entities to receive the death benefit when it becomes payable, you may name them as your beneficiaries. However, if you are a joint contract holder and you die, the beneficiary will automatically be the surviving joint contract holder. In this circumstance any other beneficiary you named will be treated as the primary or contingent beneficiary, as originally named, of the surviving

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joint contract holder. The surviving joint contract holder may change the beneficiary designation. If you die and no beneficiary exists, the death benefit will be paid in a lump sum to your estate.

Designating Your Beneficiary. You may designate a beneficiary on your application or by contacting your sales representative or us as indicated in “Contract Overview—Questions: Contacting the Company.”

Death Benefit Amount. The death benefit depends upon the option package in effect on the date the annuitant dies.

		Option Package I		Option Package II		Option Package III
Death Benefit	The greater of:		The greatest of:		The greatest of:
on Death of	(1)	The sum of all purchase	(1)	The sum of all purchase	(1)	The sum of all purchase
the		payments, adjusted for		payments, adjusted for		payments, adjusted for
Annuitant:		amounts withdrawn or		amounts withdrawn or		amounts withdrawn or
		applied to an income		applied to an income		applied to an income phase
		phase payment option		phase payment option		payment option as of the
		as of the claim date; or		as of the claim date; or		claim date; or
	(2)	The account value* on	(2)	The account value* on	(2)	The account value* on the
		the claim date.		the claim date; or		claim date; or
			(3)	The “step-up value”*	(3)	The “step-up value”* (as
				(as described below) on		described below) on the
				the claim date.		claim date; or
					(4)	The “roll-up value”* (as
described below) on the
claim date.

*	For purposes of calculating the death benefit, the account value, step-up value and roll-up value will be reduced by the amount of any premium bonus credited to your account after or within 12 months of the date of death. See “Premium Bonus Option—Forfeiture.”

Step-up Value. On the schedule effective date, the step-up value is equal to the greater of:

  The account value; or
  The step-up value, if any, calculated on the account anniversary prior to the schedule effective date, adjusted for purchase payments made and amounts withdrawn or applied to an income phase payment option during the prior account year.

Thereafter, once each year on the anniversary of the schedule effective date until the anniversary immediately preceding the annuitant’s 85th birthday or death, whichever is earlier, the step-up value is equal to the greater of:

  The step-up value most recently calculated, adjusted for purchase payments made and amounts withdrawn or applied to an income phase payment option during the prior account year; or
  The account value on that anniversary of the schedule effective date.

On each anniversary of the schedule effective date after the annuitant’s 85th birthday, the step-up value shall be equal to the step-up value on the anniversary immediately preceding the annuitant’s 85th birthday, adjusted for purchase payments made and amounts withdrawn or applied to an income phase payment option since that anniversary.

On the claim date, the step-up value shall equal the step-up value on the anniversary of the schedule effective date immediately preceding the annuitant’s death, adjusted for purchase payments made and amounts withdrawn or applied to an income phase payment option since that anniversary.

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For purposes of calculating the death benefit, the step-up value will be reduced by the amount of any premium bonus credited to your account after or within 12 months of the date of death. See “Premium Bonus Option—Forfeiture.”

Roll-up Value. On the schedule effective date, the roll-up value is equal to the account value. Thereafter, once each year on the anniversary of the schedule effective date until the anniversary immediately preceding the annuitant’s 76th birthday or death, whichever is earlier, the roll-up value is equal to the roll-up value most recently calculated multiplied by a factor of 1.05, adjusted for purchase payments made and amounts withdrawn or applied to an income phase payment option during the prior account year. The roll-up value may not exceed 200% of the account value on the schedule effective date, adjusted for purchase payments made and amounts withdrawn or applied to an income phase payment option since that date.

On each anniversary of the schedule effective date after the annuitant’s 76th birthday, the roll-up value shall be equal to the roll-up value on the anniversary immediately preceding the annuitant’s 76th birthday, adjusted for purchase payments made and amounts withdrawn or applied to an income phase payment option since that anniversary. On the claim date, the roll-up value shall equal the roll-up value on the anniversary of the schedule effective date immediately preceding the annuitant’s death, adjusted for purchase payments made and amounts withdrawn or applied to an income phase payment option since that anniversary.

For purposes of calculating the death benefit, the roll-up value will be reduced by the amount of any premium bonus credited to your account after or within 12 months of the date of death. See “Premium Bonus Option—Forfeiture.”

Adjustment. For purposes of determining the death benefit, the adjustment for purchase payments made will be dollar for dollar. The adjustment for amounts withdrawn or applied to an income phase payment option will be proportionate, reducing the sum of all purchase payments made, the step-up value and the roll-up value in the same proportion that the account value was reduced on the date of the withdrawal or application to an income phase payment option.

Death Benefit Greater than the Account Value. Notwithstanding which option package is selected, on the claim date, if the amount of the death benefit is greater than the account value, the amount by which the death benefit exceeds the account value will be deposited and allocated to the money market subaccount available under the contract, thereby increasing the account value available to the beneficiary to an amount equal to the death benefit.

Prior to the election of a method of payment of the death benefit by the beneficiary, the account value will remain in the account and continue to be affected by the investment performance of the investment option(s) selected. The beneficiary has the right to allocate or transfer any amount to any available investment option (subject to a market value adjustment, as applicable). The amount paid to the beneficiary will equal the adjusted account value on the day the payment is processed. Unless the beneficiary elects otherwise, the distribution will be made into an interest bearing account, backed by our general account, that is accessed by the beneficiary through a checkbook feature. The beneficiary may access death benefit proceeds at any time without penalty. Interest earned on this account may be less than interest paid on other settlement options.

Death Benefit Amounts in Certain Cases

If a Spousal Beneficiary Continues the Account Following the Death of the Contract Holder/Annuitant. If a spousal beneficiary continues the account at the death of a contract holder who was also the annuitant, the spousal beneficiary becomes the annuitant. The option package in effect at the death of the contract holder will also apply to the spousal beneficiary, unless later changed by the spousal beneficiary. The premium bonus option charge, if any, will continue, unless the premium bonus was forfeited when calculating the account value, step-up value and roll-up value on the death of the original contract holder/annuitant.

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The amount of the death benefit payable at the death of a spousal beneficiary who has continued the account shall be determined under the option package then in effect, except that:

(1)	In calculating the sum of all purchase payments, adjusted for amounts withdrawn or applied to an income phase payment option, the account value on the claim date following the original contract holder’s/ annuitant’s death shall be treated as the spousal beneficiary’s initial purchase payment;
(2)	In calculating the step-up value, the step-up value on the claim date following the original contract holder’s/annuitant’s death shall be treated as the spousal beneficiary’s initial step-up value; and
(3)	In calculating the roll-up value, the roll-up value on the claim date following the original contract holder’s/annuitant’s death shall be treated as the initial roll-up value.

If the Contract Holder is not the Annuitant. Under nonqualified contracts only, the death benefit described above under Option Packages I, II and III will not apply if a contract holder (including a spousal beneficiary who has continued the account) who is not also the annuitant dies. In these circumstances the amount paid will be equal to the account value on the date the payment is processed, plus or minus any market value adjustment. An early withdrawal charge may apply to any full or partial payment of this death benefit.

Because the death benefit in these circumstances equals the account value, plus or minus any market value adjustment, a contract holder who is not also the annuitant should seriously consider whether Option Packages II and III are suitable for their circumstances.

If the spousal beneficiary who is the annuitant continues the account at the death of the contract holder who was not the annuitant, the annuitant will not change. The option package in effect at the death of the contract holder will also apply to the spousal beneficiary, unless later changed by the spousal beneficiary, and the death benefit payable at the spousal beneficiary’s death shall be determined under the option package then in effect.

Guaranteed Account. For amounts held in the Guaranteed Account, see Appendix I for a discussion of the calculation of the death benefit.

Death Benefit—Methods of Payment

For Qualified Contracts. Under a qualified contract, if the annuitant dies the beneficiary may choose one of the following three methods of payment:

  Apply some or all of the account value, plus or minus any market value adjustment, to any of the income phase payment options (subject to the Tax Code distribution rules). See “Federal Tax Considerations”;
  Receive, at any time, a lump-sum payment equal to all or a portion of the account value, plus or minus any market value adjustment; or
  Elect SWO, ECO or LEO (described in “Systematic Distribution Options”), provided the election would satisfy the Tax Code minimum distribution rules.

Payments from a Systematic Distribution Option. If the annuitant was receiving payments under a systematic distribution option and died before the Tax Code’s required beginning date for minimum distributions, payments under the systematic distribution option will stop. The beneficiary, or contract holder on behalf of the beneficiary, may elect a systematic distribution option provided the election is permitted under the Tax Code minimum distribution rules. If the annuitant dies after the required beginning date for minimum distributions, payments will continue as permitted under the Tax Code minimum distribution rules, unless the option is revoked.

Distribution Requirements. Subject to Tax Code limitations, a beneficiary may be able to defer distribution of the death benefit. Death benefit payments must satisfy the distribution rules in Tax Code Section 401(a)(9). See “Federal Tax Considerations.”

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For Nonqualified Contracts.

(1) If you die and the beneficiary is your surviving spouse, or if you are a non-natural person and the annuitant dies and the beneficiary is the annuitant’s surviving spouse, then the beneficiary becomes the successor contract holder. In this circumstance the Tax Code does not require distributions under the contract until the successor contract holder’s death.

As the successor contract holder, the beneficiary may exercise all rights under the account and has the following options:

(a) Continue the contract in the accumulation phase;

(b) Elect to apply some or all of the account value, plus or minus any market value adjustment, to any of the income phase payment options; or

(c) Receive at any time a lump-sum payment equal to all or a portion of the account value, plus or minus any market value adjustment.

If you die and are not the annuitant, an early withdrawal charge will apply if a lump sum is elected.

(2) If you die and the beneficiary is not your surviving spouse, he or she may elect option 1(b) or option 1(c) above (subject to the Tax Code distribution rules). See “Federal Tax Considerations.”

In this circumstance the Tax Code requires any portion of the account value, plus or minus any market value adjustment, not distributed in installments over the beneficiary’s life or life expectancy, beginning within one year of your death, must be paid within five years of your death. See “Federal Tax Considerations.”

(3) If you are a natural person but not the annuitant and the annuitant dies, the beneficiary may elect option 1(b) or 1(c) above. If the beneficiary does not elect option 1(b) within 60 days from the date of death, the gain, if any, will be included in the beneficiary’s income in the year the annuitant dies.

Payments from a Systematic Distribution Option. If the contract holder or annuitant dies and payments were made under SWO, payments will stop. A beneficiary, however, may elect to continue SWO.

Taxation. In general, payments received by your beneficiary after your death are taxed to the beneficiary in the same manner as if you had received those payments. Additionally, your beneficiary may be subject to tax penalties if he or she does not begin receiving death benefit payments within the time-frame required by the Tax Code. See “Federal Tax Considerations.”

THE INCOME PHASE

During the income phase you stop contributing dollars to your account and start receiving payments from your accumulated account value.

Initiating Payments. At least 30 days prior to the date you want to start receiving payments you must notify us in writing of all of the following:

  Payment start date;
  Income phase payment option (see the income phase payment options table in this section);
  Payment frequency (i.e., monthly, quarterly, semi-annually or annually);
  Choice of fixed, variable or a combination of both fixed and variable payments; and
  Selection of an assumed net investment rate (only if variable payments are elected).

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Your account will continue in the accumulation phase until you properly initiate income phase payments. Once an income phase payment option is selected it may not be changed.

What Affects Payment Amounts? Some of the factors that may affect the amount of your income phase payments include your age, gender, account value, the income phase payment option selected, the number of guaranteed payments (if any) selected and whether you select fixed, variable or a combination of both fixed and variable payments and, for variable payments, the assumed net investment rate selected.

Fixed Payments. Amounts funding fixed income phase payments will be held in the Company’s general account. The amount of fixed payments does not vary with investment performance over time.

Variable Payments. Amounts funding your variable income phase payments will be held in the subaccount(s) you select. Not all subaccounts available during the accumulation phase may be available during the income phase. Payment amounts will vary depending upon the performance of the subaccounts you select. For variable income phase payments, you must select an assumed net investment rate.

Assumed Net Investment Rate. If you select variable income phase payments, you must also select an assumed net investment rate of either 5% or 3½%. If you select a 5% rate, your first income phase payment will be higher, but subsequent payments will increase only if the investment performance of the subaccounts you selected is greater than 5% annually, after deduction of fees. Payment amounts will decline if the investment performance is less than 5%, after deduction of fees.

If you select a 3½% rate, your first income phase payment will be lower and subsequent payments will increase more rapidly or decline more slowly depending upon changes to the net investment rate of the subaccounts you selected. For more information about selecting an assumed net investment rate, call us for a copy of the SAI. See “Contract Overview—Questions: Contacting the Company.”

Minimum Payment Amounts. The income phase payment option you select must result in:

  A first income phase payment of at least $50; and
  Total yearly income phase payments of at least $250.

If your account value is too low to meet these minimum payment amounts, you will receive one lump-sum payment. Unless prohibited by law, we reserve the right to increase the minimum payment amount based on increases reflected in the Consumer Price Index-Urban (CPI-U) since July 1, 1993.

Restrictions on Start Dates and the Duration of Payments. Income phase payments may not begin during the first account year, or, unless we consent, later than the later of:

(a)	The first day of the month following the annuitant’s 85th birthday; or
(b)	The tenth anniversary of the last purchase payment made to your account.

Income phase payments will not begin until you have selected an income phase payment option. Failure to select an income phase payment option by the later of the annuitant’s 85th birthday or the tenth anniversary of your last purchase payment may have adverse tax consequences. You should consult with a qualified tax adviser if you are considering delaying the selection of an income phase payment option before the later of these dates.

For qualified contracts only, income phase payments may not extend beyond:

(a)	The life of the annuitant;
(b)	The joint lives of the annuitant and beneficiary;

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(c)	A guaranteed period greater than the annuitant’s life expectancy; or
(d)	A guaranteed period greater than the joint life expectancies of the annuitant and beneficiary.

When income phase payments start, the age of the annuitant plus the number of years for which payments are guaranteed may not exceed 95.

If income phase payments start when the annuitant is at an advanced age, such as over 85, it is possible that the contract will not be considered an annuity for federal tax purposes.

See “Federal Tax Considerations” for further discussion of rules relating to income phase payments.

Charges Deducted.

  If variable income phase payments are selected, we make a daily deduction for mortality and expense risks from amounts held in the subaccounts. Therefore, if you choose variable income phase payments and a nonlifetime income phase payment option, we still make this deduction from the subaccounts you select, even though we no longer assume any mortality risks. The amount of this charge, on an annual basis, is equal to 1.25% of amounts invested in the subaccounts. See “Fees—Mortality and Expense Risk Charge.”
  There is currently no administrative expense charge during the income phase. We reserve the right, however, to charge an administrative expense charge of up to 0.25% during the income phase. If imposed, we deduct this charge daily from the subaccounts corresponding to the funds you select. If we are imposing this charge when you enter the income phase, the charge will apply to you during the entire income phase. See “Fees—Administrative Expense Charge.”
  If you elected the premium bonus option and variable income phase payments, we may also deduct the premium bonus option charge. We deduct this charge daily during the first seven account years from the subaccounts corresponding to the funds you select. If fixed income phase payments are selected, this charge may be reflected in the income phase payment rates. See “Fees—Premium Bonus Option Charge.”

Death Benefit during the Income Phase. The death benefits that may be available to a beneficiary are outlined in the income phase payment options table below. If a lump-sum payment is due as a death benefit, we will make payment within seven calendar days after we receive proof of death acceptable to us and the request for the payment in good order at our Customer Service Center. Unless the beneficiary elects otherwise, the distribution will be made into an interest bearing account, backed by our general account, that is accessed by the beneficiary through a checkbook feature. The beneficiary may access death benefit proceeds at any time without penalty. Interest earned on this account may be less than interest paid on other settlement options. If continuing income phase payments are elected, the beneficiary may not elect to receive a lump sum at a future date unless the income phase payment option specifically allows a withdrawal right. We will calculate the value of any death benefit at the next valuation after we receive proof of death and a request for payment. Such value will be reduced by any payments made after the date of death.

Beneficiary Rights. A beneficiary’s right to elect an income phase payment option or receive a lump-sum payment may have been restricted by the contract holder. If so, such rights or options will not be available to the beneficiary.

Partial Entry into the Income Phase. You may elect an income phase payment option for a portion of your account dollars, while leaving the remaining portion invested in the accumulation phase. Whether the Tax Code considers such payments taxable as income phase payments or as withdrawals is currently unclear; therefore, you should consult with a qualified tax adviser before electing this option. The same or different income phase payment option may be selected for the portion left invested in the accumulation phase.

Taxation. To avoid certain tax penalties, you or your beneficiary must meet the distribution rules imposed by the Tax Code. Additionally, when selecting an income phase payment option, the Tax Code requires that your expected payments will not exceed certain durations. See “Federal Tax Considerations” for additional information.

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Payment Options.

The following table lists the income phase payment options and accompanying death benefits available during the income phase. We may offer additional income phase payment options under the contract from time to time. Once income phase payments begin the income phase payment option selected may not be changed.

Terms to understand:

Annuitant(s): The person(s) on whose life expectancy(ies) the income phase payments are based.

Beneficiary(ies): The person(s) or entity(ies) entitled to receive a death benefit under the contract.

Lifetime Income Phase Payment Options

Life Income	Length of Payments: For as long as the annuitant lives. It is possible that only one payment will be made if the annuitant dies prior to the second payment’s due date.
Death Benefit—None: All payments end upon the annuitant’s death.
Life Income—	Length of Payments: For as long as the annuitant lives, with payments guaranteed for your
Guaranteed	choice of 5 to 30 years or as otherwise specified in the contract.
Payments	Death Benefit—Payment to the Beneficiary: If the annuitant dies before we have made all the guaranteed payments, we will continue to pay the beneficiary the remaining payments, unless the beneficiary elects to receive a lump-sum payment equal to the present value of the remaining guaranteed payments.
Life Income—	Length of Payments: For as long as either annuitant lives. It is possible that only one payment
Two Lives	will be made if both annuitants die before the second payment’s due date.
Continuing Payments: When you select this option you choose for:
(a) 100%, 66 2/3% or 50% of the payment to continue to the surviving annuitant after the first death; or
(b) 100% of the payment to continue to the annuitant on the second annuitant’s death, and 50%
of the payment to continue to the second annuitant on the annuitant’s death.
Death Benefit—None: All payments end upon the death of both annuitants.

Life Income—	Length of Payments: For as long as either annuitant lives, with payments guaranteed from 5
Two Lives—	to 30 years or as otherwise specified in the contract.
Guaranteed	Continuing Payments: 100% of the payment to continue to the surviving annuitant after the
Payments	first death.
Death Benefit—Payment to the Beneficiary: If both annuitants die before we have made all the guaranteed payments, we will continue to pay the beneficiary the remaining payments, unless the beneficiary elects to receive a lump-sum payment equal to the present value of the remaining guaranteed payments.
Life Income— Cash	Length of Payments: For as long as the annuitant lives.
Refund Option	Death Benefit—Payment to the Beneficiary: Following the annuitant’s death, we will pay a
(limited	lump sum payment equal to the amount originally applied to the income phase payment option
availability—fixed	(less any applicable premium tax) and less the total amount of income payments paid.
payments only)

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Lifetime Income Phase Payment Options (Cont.)
Life Income—Two	Length of Payments: For as long as either annuitant lives.
Lives—Cash	Continuing Payments: 100% of the payment to continue after the first death.
Refund Option	Death Benefit—Payment to the Beneficiary: When both annuitants die we will pay a lump-
(limited	sum payment equal to the amount applied to the income phase payment option (less any
availability—fixed	applicable premium tax) and less the total amount of income payments paid.
payments only)
Nonlifetime Income Phase Payment Option

Nonlifetime—	Length of Payments: You may select payments for 5 to 30 years (15 to 30 years if you elected
Guaranteed	the premium bonus option). In certain cases a lump-sum payment may be requested at any time
Payments	(see below).
Death Benefit—Payment to the Beneficiary: If the annuitant dies before we make all the guaranteed payments, we will continue to pay the beneficiary the remaining payments, unless the beneficiary elects to receive a lump-sum payment equal to the present value of the remaining guaranteed payments. We will not impose any early withdrawal charge.

Lump-Sum Payment: If the “Nonlifetime—Guaranteed Payments” option is elected with variable payments, you may request at any time that all or a portion of the present value of the remaining payments be paid in one lump sum. Any such lump-sum payments will be treated as a withdrawal during the accumulation phase and we will charge any applicable early withdrawal charge. See “Fees—Early Withdrawal Charge.” Lump-sum payments will be sent within seven calendar days after we receive the request for payment in good order at our Customer Service Center.

Calculation of Lump-Sum Payments: If a lump-sum payment is available under the income phase payment options above, the rate used to calculate the present value of the remaining guaranteed payments is the same rate we used to calculate the income phase payments (i.e., the actual fixed rate used for fixed payments or the 3½% or 5% assumed net investment rate used for variable payments).

FEDERAL TAX CONSIDERATIONS

Introduction

This section discusses our understanding of current federal income tax laws affecting the contract. Federal income tax treatment of the contract is complex and sometimes uncertain. You should keep the following in mind when reading it:

Your tax position (or the tax position of the designated beneficiary, as applicable) determines federal taxation of amounts held or paid out under the contract; Tax laws change. It is possible that a change in the future could affect contracts issued in the past; This section addresses some but not all applicable federal income tax rules and does not discuss federal estate and gift tax implications, state and local taxes, or any other tax provisions; and We do not make any guarantee about the tax treatment of the contract or transactions involving the contract.

We do not intend this information to be tax advice. For advice about the effect of federal income taxes or any other taxes on amounts held or paid out under the contract, consult a tax adviser.

Types of Contracts: Non-Qualified or Qualified

The Contract may be purchased on a non-tax-qualified basis (non-qualified contracts) or purchased on a tax-qualified basis (qualified contracts).

Non-qualified contracts are purchased with after tax contributions and are not related to retirement plans that receive special income tax treatment under the Tax Code.

Qualified Contracts are designed for use by individuals whose premium payments are comprised solely of proceeds from and/or contributions under retirement plans that are intended to qualify for special income tax treatment under Sections 401, 408 or 408A, and some provisions of 403 and 457 of the Tax Code.

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Effective January 1, 2009, except in the case of a rollover contribution as permitted under the Tax Code or as a result of an intra-plan exchange or plan-to-plan transfer described under the Final Regulations, contributions to a section 403(b) tax sheltered annuity contract may only be made by the Employer sponsoring the Plan under which the assets in your contract are covered subject to the applicable Treasury Regulations and only if the Company, in its sole discretion, agrees to be an approved provider.

Taxation of Non-Qualified Contracts

Premiums

You may not deduct the amount of your premiumsto a non-qualified contract.

Taxation of Gains Prior to Distribution

     Tax Code Section 72 governs taxation of annuities in general. We believe that if you are a natural person you will generally not be taxed on increases in the value of a non-qualified Contract until a distribution occurs or until annuity payments begin. This assumes that the Contract will qualify as an annuity contract for federal income tax purposes. For these purposes, the agreement to assign or pledge any portion of the contract value generally will be treated as a distribution. In order to be eligible to receive deferral of taxation, the following requirements must be satisfied:

     Diversification. Tax Code Section 817(h) requires that in a nonqualified contract the investments of the funds be “adequately diversified” in accordance with Treasury Regulations in order for the Contract to qualify as an annuity contract under federal tax law. The separate account, through the funds, intends to comply with the diversification requirements prescribed by Tax Code Section 817(h) and by the Treasury in Reg. Sec. 1.817-5, which affects how the funds’ assets may be invested. If it is determined, however, that your Contract does not satisfy the applicable diversification requirements and rulings because a subaccount’s corresponding fund fails to be adequately diversified for whatever reason, we will take appropriate steps to bring your Contract into compliance with such regulations and rulings, and we reserve the right to modify your Contract as necessary to do so.

     Investor Control. Although earnings under non-qualified contracts are generally not taxed until withdrawn, the Internal Revenue Service (IRS) has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of investment control over the assets. In these circumstances, income and gains from the separate account assets would be currently includible in the variable contract owner’s gross income. Future guidance regarding the extent to which owners could direct their investments among subaccounts without being treated as owners of the underlying assets of the separate account may adversely affect the tax treatment of existing contracts. The Company therefore reserves the right to modify the contract as necessary to attempt to prevent the contract holder from being considered the federal tax owner of a pro rata share of the assets of the separate account.

     Required Distributions. In order to be treated as an annuity contract for federal income tax purposes, the Tax Code requires any non-qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of your death. The non-qualified Contracts contain provisions that are intended to comply with these Tax Code requirements, although no regulations interpreting these requirements have yet been issued. When such requirements are clarified by regulation or otherwise, we intend to review such distribution provisions and modify them if necessary to assure that they comply with the applicable requirements.

     Non-Natural Holders of a Non-Qualified Contract. If you are not a natural person, a non-qualified contract generally is not treated as an annuity for income tax purposes and the income on the contract for the taxable year is currently taxable as ordinary income. Income on the contract is any increase in the contract value over the “investment in the contract” (generally, the premiums or other consideration you paid for the contract less any nontaxable withdrawals) during the taxable year. There are some exceptions to this rule and a non-natural person should consult with its tax adviser prior to purchasing the Contract. When the contract owner is not a natural person, a change in the annuitant is treated as the death of the contract owner.

     Delayed Annuity Starting Date. If the Contract’s annuity starting date occurs (or is scheduled to occur) at a time when the annuitant has reached an advanced age (e.g., after age 85), it is possible that the Contract would not be treated as an annuity for federal income tax purposes. In that event, the income and gains under the Contract could be currently includible in your income.

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Taxation of Distributions

     General. When a withdrawal from a non-qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the contract value (unreduced by the amount of any surrender charge) immediately before the distribution over the contract owner’s investment in the contract at that time. Investment in the contract is generally equal to the amount of all premiums to the contract, plus amounts previously included in your gross income as the result of certain loans, assignments or gifts, less the aggregate amount of non-taxable distributions previously made.

In the case of a surrender under a non-qualified Contract, the amount received generally will be taxable only to the extent it exceeds the contract owner’s investment in the contract (cost basis).

     10% Penalty Tax. A distribution from a non-qualified Contract may be subject to a federal tax penalty equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:

made on or after the taxpayer reaches age 59½; made on or after the death of a contract owner (the annuitant if the contract owner is a non-natural person); attributable to the taxpayer’s becoming disabled as defined in the Tax Code; made as part of a series of substantially equal periodic payments (at least annually) over your life or life expectancy or the joint lives or joint life expectancies of you and your designated beneficiary; or the distribution is allocable to investment in the contract before August 14, 1982.

The 10% penalty does not apply to distributions from an immediate annuity as defined in the Tax Code. Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. A tax adviser should be consulted with regard to exceptions from the penalty tax.

     Tax-Free Exchanges. Section 1035 of the Tax Code permits the exchange of a life insurance, endowment or annuity contract for an annuity contract on a tax-free basis. In such instance, the “investment in the contract” in the old contract will carry over to the new contract. You should consult with your tax advisor regarding procedures for making Section 1035 exchanges.

If your Contract is purchased through a tax-free exchange of a life insurance, endowment or annuity contract that was purchased prior to August 14, 1982, then any distributions other than annuity payments will be treated, for tax purposes, as coming:

First, from any remaining “investment in the contract” made prior to August 14, 1982 and exchanged into the Contract; Next, from any “income on the contract” attributable to the investment made prior to August 14, 1982; Then, from any remaining “income on the contract;” and Lastly, from any remaining “investment in the contract.”

The IRS has concluded that in certain instances, the partial exchange of a portion of one annuity contract for another contract will be tax-free. Pursuant to IRS guidance, receipt of withdrawals, surrenders or annuity payments (annuitizations) from either the original contract or the new contract during the 12 month period following the partial exchange may retroactively negate the partial exchange. If the partial exchange is retroactively negated, the partial surrender of the original contract will be treated as a withdrawal, taxable as ordinary income to the extent of gain in the original contract and, if the partial exchange occurred prior to you reaching age 59½, may be subject to an additional 10% tax penalty. A taxable event may be avoided if requirements identified as a qualifying event are satisfied. We are not responsible for the manner in which any other insurance company, for tax reporting purposes, or the IRS, with respect to the ultimate tax treatment, recognizes or reports a partial exchange. We strongly advise you to discuss any proposed 1035 exchange or subsequent distribution within 12 months with your tax advisor prior to proceeding with the transaction.

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     Taxation of Annuity Payments. Although tax consequences may vary depending on the payment option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the contract has been fully recovered, however, the full amount of each subsequent annuity payment is subject to tax as ordinary income.

The tax treatment of partial annuitizations is unclear. We currently treat any partial annuitizations as withdrawals rather than as annuity payments. Please consult your tax adviser before electing a partial annuitization.

     Death Benefits. Amounts may be distributed from a Contract because of your death or the death of the annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payment option, they are taxed in the same way as annuity payments. Special rules may apply to amounts distributed after a Beneficiary has elected to maintain Contract value and receive payments.

Different distribution requirements apply if your death occurs:

After you begin receiving annuity payments under the Contract; or
Before you begin receiving such distributions.

If your death occurs after you begin receiving annuity payments, distributions must be made at least as rapidly as under the method in effect at the time of your death.

If your death occurs before you begin receiving annuity payments, your entire balance must be distributed within five years after the date of your death. For example, if you died on September 1, 2008, your entire balance must be distributed by August 31, 2013. However, if distributions begin within one year of your death, then payments may be made over one of the following timeframes:

Over the life of the designated beneficiary; or
Over a period not extending beyond the life expectancy of the designated beneficiary.

If the designated beneficiary is your spouse, the contract may be continued with the surviving spouse as the new contract owner. If the contract owner is a non-natural person and the primary annuitant dies, the same rules apply on the death of the primary annuitant as outlined above for the death of a contract owner.

The Contract offers a death benefit that may exceed the greater of the premium payments and the contract value. Certain charges are imposed with respect to the death benefit. It is possible that these charges (or some portion thereof) could be treated for federal tax purposes as a distribution from the Contract.

     Assignments and Other Transfers. A transfer, pledge or assignment of ownership of a non-qualified contract, the selection of certain annuity dates, or the designation of an annuitant or payee other than an owner may result in certain tax consequences to you that are not discussed herein. The assignment, pledge or agreement to assign or pledge any portion of the contract value generally will be treated as a distribution. Anyone contemplating any such transfer, pledge, assignment, or designation or exchange, should consult a tax adviser regarding the potential tax effects of such a transaction.

     Immediate Annuities. Under Section 72 of the Tax Code, an immediate annuity means an annuity (1) which is purchased with a single premium, (2) with annuity payments starting within one year from the date of purchase, and (3) which provides a series of substantially equal periodic payments made annually or more frequently. While this Contract is not designed as an immediate annuity, treatment as an immediate annuity would have significance with respect to exceptions from the 10% early withdrawal penalty, to contracts owned by non-natural persons, and for certain exchanges.

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     Multiple Contracts. Tax laws require that all non-qualified deferred annuity contracts that are issued by a company or its affiliates to the same contract owner during any calendar year be treated as one annuity contract for purposes of determining the amount includible in gross income under Tax Code Section 72(e). In addition, the Treasury Department has specific authority to issue regulations that prevent the avoidance of Tax Code Section 72(e) through the serial purchase of annuity contracts or otherwise.

     Withholding. We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a Contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. Withholding is mandatory, however, if the distributee fails to provide a valid taxpayer identification number or if we are notified by the IRS that the taxpayer identification number we have on file is incorrect. The withholding rates applicable to the taxable portion of periodic annuity payments are the same as the withholding rates generally applicable to payments of wages. In addition, a 10% withholding rate applies to the taxable portion of non-periodic payments. Regardless of whether you elect to have federal income tax withheld, you are still liable for payment of federal income tax on the taxable portion of the payment.

Certain states have indicated that state income tax withholding will also apply to payments from the contracts made to residents. Generally, an election out of federal withholding will also be considered an election out of state withholding. In some states, you may elect out of state withholding, even if federal withholding applies. If you need more information concerning a particular state or any required forms, please contact our Customer Service Center.

If you or your designated beneficiary is a non-resident alien, then any withholding is governed by Tax Code Section 1441 based on the individual’s citizenship, the country of domicile and treaty status, and we may require additional documentation prior to processing any requested transaction.

Taxation of Qualified Contracts

General

     The Contracts are primarily designed for use with IRAs under Tax Code Sections 401, 408 or 408A, and some provisions of 403 and 457 (We refer to all of these as “qualified plans”). The tax rules applicable to participants in these qualified plans vary according to the type of plan and the terms and conditions of the plan itself. The ultimate effect of federal income taxes on the amounts held under a Contract, or on annuity payments, depends on the type of retirement plan and your tax status. Special favorable tax treatment may be available for certain types of contributions and distributions. In addition, certain requirements must be satisfied in purchasing a qualified contract with proceeds from a tax-qualified plan in order to continue receiving favorable tax treatment.

Adverse tax consequences may result from: contributions in excess of specified limits; distributions before age 59½ (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Some qualified plans may be subject to additional distribution or other requirements that are not incorporated into the Contract. No attempt is made to provide more than general information about the use of the Contracts with qualified plans. Contract owners, annuitants, and beneficiaries are cautioned that the rights of any person to any benefits under these qualified plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract. The Company is not bound by the terms and conditions of such plans to the extent such terms contradict the Contract, unless we consent.

Contract owners and beneficiaries generally are responsible for determining that contributions, distributions and other transactions with respect to the contract comply with applicable law. Therefore, you should seek competent legal and tax advice regarding the suitability of a contract for your particular situation. The following discussion assumes that qualified contracts are purchased with proceeds from and/or contributions under retirement plans or programs that qualify for the intended special federal tax treatment.

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Tax Deferral

     Under the federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of a qualified plan (as defined in this prospectus), an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the qualified plan itself. Annuities do provide other features and benefits (such as guaranteed living benefits and/or death benefits or the option of lifetime income phase options at established rates) that may be valuable to you. You should discuss your alternatives with your financial representative taking into account the additional fees and expenses you may incur in an annuity.

     Section 401(a), 401(k), Roth 401(k), and 403(a) Plans. Sections 401(a), 401(k), and 403(a) of the Tax Code permit certain employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish these plans for themselves and their employees. These retirement plans may permit the purchase of Contracts to accumulate retirement savings under the plans. Employers intending to use the Contract with such plans should seek competent legal advice.

The contracts may also be available as a Roth 401(k), as described in Tax Code Section 402A, and we may set up accounts for you under the Contract for Roth 401(k) contributions (“Roth 401(k) accounts”). Tax Code Section 402A allows employees of certain private employers to contribute after-tax salary contributions to a Roth 401(k), which provides for tax-free distributions, subject to certain restrictions.

     Individual Retirement Annuities. Section 408 of the Tax Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (“IRA”). IRAs are subject to limits on the amounts that can be contributed, the deductible amount of the contribution, the persons who may be eligible, and the time when distributions commence. Contributions to IRAs must be made in cash or as a rollover or a transfer from another eligible plan. Also, distributions from IRAs, individual retirement accounts, and other types of retirement plans may be “rolled over” on a tax-deferred basis into an IRA. If you make a tax-free rollover of a distribution from an IRA you may not make another tax-free rollover from the IRA within a 1-year period. Sales of the contract for use with IRAs may be subject to special requirements of the IRS.

The IRS has not reviewed the contracts described in this prospectus for qualification as IRAs and has not addressed, in a ruling of general applicability, whether the contract’s death benefit provisions comply with IRS qualification requirements.

     Roth IRAs. Section 408A of the Tax Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA are subject to limits on the amount of contributions and the persons who may be eligible to contribute, are not deductible, and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. Certain qualifying individuals may convert an IRA, SEP, or a SIMPLE to a Roth IRA. Such rollovers and conversions are subject to tax, and other special rules may apply. If you make a tax-free rollover of a distribution from a Roth IRA to another Roth IRA, you may not make another tax-free rollover from the Roth IRA within a 1-year period. A 10% penalty may apply to amounts attributable to a conversion to a Roth IRA if the amounts are distributed during the five taxable years beginning with the year in which the conversion was made.

Sales of a contract for use with a Roth IRA may be subject to special requirements of the IRS. The IRS has not reviewed the contracts described in this prospectus for qualification as IRAs and has not addressed, in a ruling of general applicability, whether the contract’s death benefit provisions comply with IRS qualification requirements.

     Section 403(b) Tax-Sheltered Annuities. The contracts are no longer available for purchase as Tax Code section 403(b) tax-sheltered annuities. Existing contracts issued as Tax Code section 403(b) tax-sheltered annuities will continue to be maintained as such under the applicable rules and regulations.

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The Treasury Department has issued regulations which generally take effect on January 1, 2009. Existing contracts will be modified as necessary to comply with these regulations where allowed, or where required by law in order to maintain their status as section 403(b) tax-sheltered annuities. The final regulations include: (a) the ability to terminate a 403(b) plan, which would entitle a participant to a distribution; (b) the revocation of IRS Revenue Ruling 90-24, and the resulting increase in restrictions on a participant’s right to transfer his or her 403(b) accounts; and (3) the imposition of withdrawal restrictions on non-salary reduction contribution amounts, as well as other changes.

Contributions

     In order to be excludable from gross income for federal income tax purposes, total annual contributions to certain qualified plans are limited by the Tax Code. You should consult with your tax adviser in connection with contributions to a qualified contract.

Distributions – General

     Certain tax rules apply to distributions from the Contract. A distribution is any amount taken from a Contract including withdrawals, annuity payments, rollovers, exchanges and death benefit proceeds. We report the taxable portion of all distributions to the IRS.

     Section 401(a), 401(k) and 403(a) Plans. Distributions from these plans are taxed as received unless one of the following is true:

The distribution is an eligible rollover distribution and is rolled over to another plan eligible to receive rollovers or to a traditional IRA in accordance with the Tax Code;
You made after-tax contributions to the plan. In this case, depending upon the type of distribution, the amount will be taxed according to the rules detailed in the Tax Code; or
The distribution is a qualified health insurance premium of a retired safety officer as defined in the
Pension Protection Act of 2006.

A payment is an eligible rollover distribution unless it is:

part of a series of substantially equal periodic payments (at least one per year) made over the life expectancy of the participant or the joint life expectancy of the participant and his designated beneficiary or for a specified period of 10 years or more;
a required minimum distribution under Tax Code Section 401(a)(9);
a hardship withdrawal;
otherwise excludable from income; or
Not recognized under applicable regulations as eligible for rollover.

The Tax Code imposes a 10% penalty tax on the taxable portion of any distribution from a Contract used with a
401(a), 401(k) or 403(a) plan unless certain exceptions, including one or more of the following, have occurred:

You have attained age 59½;
You have become disabled, as defined in the Tax Code;
You have died and the distribution is to your beneficiary;
You have separated from service with the sponsor at or after age 55;
The distribution amount is rolled over into another eligible retirement plan or to an IRA in accordance with the terms of the Tax Code;
You have separated from service with the plan sponsor and the distribution amount is made in substantially equal periodic payments (at least annually) over your life or the life expectancy or the joint lives or joint life expectancies of you and your designated beneficiary;
The distribution is made due to an IRS levy upon your plan;
The withdrawal amount is paid to an alternate payee under a Qualified Domestic Relations Order
(QDRO); or
The distribution is a qualified reservist distribution as defined under the Pension Protection Act of 2006
(401(k) plans only).

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In addition, the 10% penalty tax does not apply to the amount of a distribution equal to unreimbursed medical expenses incurred by you during the taxable year that qualify for deduction as specified in the Tax Code. The Tax Code may provide other exceptions or impose other penalties in other circumstances.

     Individual Retirement Annuities. All distributions from an IRA are taxed as received unless either one of the following is true:

The distribution is rolled over to another IRA or to a plan eligible to receive rollovers as permitted under the Tax Code; or
You made after-tax contributions to the IRA. In this case, the distribution will be taxed according to rules detailed in the Tax Code.

The Tax Code imposes a 10% penalty tax on the taxable portion of any distribution from an IRA unless certain exceptions, including one or more of the following, have occurred:

You have attained age 59½;
You have become disabled, as defined in the Tax Code;
You have died and the distribution is to your beneficiary;
The distribution amount is rolled over into another eligible retirement plan or to an IRA in accordance with the terms of the Tax Code;
The distribution is made due to an IRS levy upon your plan;
The withdrawal amount is paid to an alternate payee under a Qualified Domestic Relations Order
(QDRO); or
The distribution is a qualified reservist distribution as defined under the Pension Protection Act of 2006.

In addition, the 10% penalty tax does not apply to a distribution made from an IRA to pay for health insurance premiums for certain unemployed individuals, a qualified first-time home purchase, or for higher education expenses.

     Roth IRAs. A qualified distribution from a Roth IRA is not taxed when it is received. A qualified distribution is a distribution:

Made after the five-taxable year period beginning with the first taxable year for which a contribution was made to a Roth IRA of the owner; and
Made after you attain age 59½, die, become disabled as defined in the Tax Code, or for a qualified first-
time home purchase.

If a distribution is not qualified, generally it will be taxable to the extent of the accumulated earnings. A partial distribution will first be treated as a return of contributions which is not taxable and then as taxable accumulated earnings.

The Tax Code imposes a 10% penalty tax on the taxable portion of any distribution from a Roth IRA that is not a qualified distribution unless certain exceptions have occurred. In general, the exceptions for an IRA listed above also apply to a distribution from a Roth IRA that is not a qualified distribution or a rollover to a Roth IRA that is not a qualified rollover contribution. The 10% penalty tax is also waived on a distribution made from a Roth IRA to pay for health insurance premiums for certain unemployed individuals, used for a qualified first-time home purchase, or for higher education expenses.

     403(b) Plans. Distributions from your contract are subject to the requirements of Code Section 403(b), the Treasury Regulations, and, if applicable, the Plan under which the assets in your contract are covered. In accordance with Code Section 403(b) and the Treasury Regulations, we have no responsibility or obligation to make any distribution (including distributions due to loans, annuity payouts, qualified domestic relations orders, hardship withdrawals and systematic distributions options) from your contract until we have received instructions or information from your Employer and/or its designee or, if permitted under Code Section 403(b) and the Treasury Regulations, you in a form acceptable to us and necessary for us to administer your contract in accordance with Code Section 403(b) the Treasury Regulations, and, if applicable, the Plan.

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All distributions from these plans are taxed as received unless one of the following is true:

The distribution is an eligible rollover distribution and is rolled over to another plan eligible to receive rollovers or to a traditional IRA in accordance with the Tax Code;
You made after-tax contributions to the plan. In this case, depending upon the type of distribution, the amount will be taxed according to the rules detailed in the Tax Code; or
The distribution is a qualified health insurance premium of a retired public safety officer as defined in the
Pension Protection Act of 2006.

A payment is an eligible rollover distribution unless it is:

Part of a series of substantially equal periodic payments (at least one per year) made over the life expectancy of the participant or the joint life expectancy of the participant and his designated beneficiary or for a specified period of 10 years or more;
A required minimum distribution under Tax Code section 401(a)(9);
A hardship withdrawal;
Otherwise excludable from income; or
Not recognized under applicable regulations as eligible for rollover.

The Tax Code imposes a 10% penalty tax on the taxable portion of any distribution from a contract used with a 403(b) plan, unless certain exceptions have occurred. In general, the exceptions for an IRA listed above also apply to a distribution from a 403(b) plan, plus in the event you have separated from service with the sponsor at or after age 55, or you have separated from service with the plan sponsor and the distribution amount is made in substantially equal periodic payments (at least annually) over your life or the life expectancy or the joint lives or joint life expectancies of you and your designated beneficiary. In addition, the 10% penalty tax does not apply to the amount of a distribution equal to unreimbursed medical expenses incurred by you during the taxable year that qualify for deduction as specified in the Tax Code. The Tax Code may provide other exceptions or impose other penalty taxes in other circumstances.

Distribution of amounts restricted under Tax Code section 403(b)(11) may only occur upon your death, attainment of age 59½, severance from employment, disability or financial hardship. Such distributions remain subject to other applicable restrictions under the Tax Code and the regulations.

     Special Disaster Relief. In 2005, 2007 and 2008 Congress temporarily provided taxpayers with certain kinds of relief which eased the complex rules covering withdrawals by individuals who suffered economic losses due to natural disasters such as Hurricanes Katrina, Rita and Wilma as well as tornados and floods. Please consult a qualified tax adviser for further information if there is any question as to whether such relief is available.

     Lifetime Required Minimum Distributions (Sections 401(a), 401(k), Roth 401(k), 403(a), 403(b) and IRAs only).

     To avoid certain tax penalties, you and any designated beneficiary must also meet the minimum distribution requirements imposed by the Tax Code. These rules may dictate the following:

Start date for distributions;
The time period in which all amounts in your account(s) must be distributed; and
Distribution amounts.

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     Start Date and Time Period. Generally, you must begin receiving distributions by April 1 of the calendar year following the calendar year in which you attain age 70½. We must pay out distributions from the contract over a period not extending beyond one of the following time periods:

Over your life or the joint lives of you and your designated beneficiary; or
Over a period not greater than your life expectancy or the joint life expectancies of you and your designated beneficiary.

     Distribution Amounts. The amount of each required distribution must be calculated in accordance with Tax Code Section 401(a)(9). The entire interest in the account includes the amount of any outstanding rollover, transfer, recharacterization, if applicable, and the actuarial present value of other benefits provided under the account, such as guaranteed death benefits.

     50% Excise Tax. If you fail to receive the minimum required distribution for any tax year, a 50% excise tax may be imposed on the required amount that was not distributed.

Lifetime Required Minimum Distributions are not applicable to Roth IRAs during your lifetime. Further information regarding required minimum distributions may be found in your contract.

     Required Distributions Upon Death (Sections 401(a), 401(k), Roth 401(k), 403(a), 403(b), IRAs and Roth IRAs Only). Different distribution requirements apply after your death, depending upon if you have been receiving required minimum distributions. Further information regarding required distributions upon death may be found in your contract.

If your death occurs on or after you begin receiving minimum distributions under the contract, distributions generally must be made at least as rapidly as under the method in effect at the time of your death. Tax Code Section 401(a)(9) provides specific rules for calculating the required minimum distributions after your death.

If your death occurs before you begin receiving minimum distributions under the contract, your entire balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the date of your death. For example, if you died on September 1, 2006, your entire balance must be distributed to the designated beneficiary by December 31, 2011. However, if distributions begin by December 31 of the calendar year following the calendar year of your death, and you have named a designated beneficiary, then payments may be made over either of the following time frames:

Over the life of the designated beneficiary; or
Over a period not extending beyond the life expectancy of the designated beneficiary.

Start Dates for Spousal Beneficiaries. If the designated beneficiary is your spouse, distributions must begin on or before the later of the following:

December 31 of the calendar year following the calendar year of your death; or
December 31 of the calendar year in which you would have attained age 70½.

     No designated beneficiary. If there is no designated beneficiary, the entire interest generally must be distributed by the end of the calendar containing the fifth anniversary of the contract owner’s death.

     Special Rule for IRA Spousal Beneficiaries (IRAs and Roth IRAs Only). In lieu of taking a distribution under these rules, if the sole designated beneficiary is the contract owner’s surviving spouse, the spousal beneficiary may elect to treat the contract as his or her own IRA and defer taking a distribution until his or her own start date. The surviving spouse is deemed to have made such an election if the surviving spouse makes a rollover to or from the contract or fails to take a distribution within the required time period.

Withholding

     Any taxable distributions under the contract are generally subject to withholding. Federal income tax liability rates vary according to the type of distribution and the recipient’s tax status.

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     401(a), 401(k), Roth 401(k), 403(a) and 403(b). Generally, distributions from these plans are subject to mandatory 20% federal income tax withholding. However, mandatory withholding will not be required if you elect a direct rollover of the distributions to an eligible retirement plan or in the case of certain distributions described in the Tax Code.

     IRAs and Roth IRAs. Generally, you or, if applicable, a designated beneficiary may elect not to have tax withheld from distributions.

     Non-resident Aliens. If you or your designated beneficiary is a non-resident alien, then any withholding is governed by Tax Code section 1441 based on the individual’s citizenship, the country of domicile and treaty status, and we may require additional documentation prior to processing any requested distribution.

Assignment and Other Transfers

     IRAS and Roth IRAs. The Tax Code does not allow a transfer or assignment of your rights under these contracts except in limited circumstances. Adverse tax consequences may result if you assign or transfer your interest in the contract to persons other than your spouse incident to a divorce. Anyone contemplating such an assignment or transfer should contact a qualified tax adviser regarding the potential tax effects of such a transaction.

     Section 403(b) Plans. Adverse tax consequences to the plan and/or to you may result if your beneficial interest in the contract is assigned or transferred to persons other than:

A plan participant as a means to provide benefit payments;
An alternate payee under a qualified domestic relations order in accordance with Tax Code section
414(p); or
The Company as collateral for a loan.

Tax Consequences of Enhanced Death Benefit

The Contract offers a death benefit that may exceed the greater of the premium payments and the contract value. It is possible that the IRS could characterize such a death benefit as other than an incidental death benefit. In addition, the provision of such benefits may result in currently taxable income to contract owners, and the presence of the death benefit could affect the amount of required minimum distributions. Finally, certain charges are imposed with respect to some of the available death benefits. It is possible those charges (or some portion thereof) could be treated for federal tax purposes as a distribution from the Contract.

Possible Changes in Taxation

Although the likelihood of legislative change and tax reform is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective before the date of the change). You should consult a tax adviser with respect to legislative developments and their effect on the Contract.

Same-Sex Marriages

Pursuant to Section 3 of the federal Defense of Marriage Act (“DOMA”), same-sex marriages currently are not recognized for purposes of federal law. Therefore, the favorable income-deferral options afforded by federal tax law to an opposite-sex spouse under Code sections 72(s) and 401(a)(9) are currently NOT available to a same-sex spouse. Same-sex spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a qualified tax adviser. In certain states, to the extent that an annuity contract or certificate offers to spouses other rights or benefits that are not affected by DOMA, same-sex spouses remain entitled to such rights or benefits to the same extent as any Contract Owner’s spouse.

Taxation of Company

We are taxed as a life insurance company under the Tax Code. The Separate Account is not a separate entity from us. Therefore, it is not taxed separately as a “regulated investment company,” but is taxed as part of the Company.

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We automatically apply investment income and capital gains attributable to the separate account to increase reserves under the contracts. Because of this, under existing federal tax law we believe that any such income and gains will not be taxed to the extent that such income and gains are applied to increase reserves under the contracts. In addition, any foreign tax credits attributable to the separate account will be first used to reduce any income taxes imposed on the separate account before being used by the Company.

In summary, we do not expect that we will incur any federal income tax liability attributable to the separate account and we do not intend to make any provision for such taxes. However, changes in federal tax laws and/or their interpretation may result in our being taxed on income or gains attributable to the separate account. In this case, we may impose a charge against the separate account (with respect to some or all of the Contracts) to set aside provisions to pay such taxes. We may deduct this amount from the separate account, including from your account value invested in the subaccounts.

OTHER TOPICS Separate Account B

ING USA Separate Account B (“Separate Account B”) was established as a separate account of the Company on July 14, 1988. It is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended. The Separate Account B is a separate investment account used for our variable annuity contracts. We own all the assets in the Separate Account B but such assets are kept separate from our other accounts.

Separate Account B is divided into subaccounts. The subaccounts invest directly in the shares of a pre-assigned underlying fund. Each underlying fund has its own distinct investment objectives and policies. Income, gains and losses, realized or unrealized, of an underlying fund are credited to or charged against the corresponding subaccount of Separate Account B without regard to any other income, gains or losses of the Company. Assets equal to the reserves and other contract liabilities with respect to each are not chargeable with liabilities arising out of any other business of the Company. They may, however, be subject to liabilities arising from subaccounts whose assets we attribute to other variable annuity contracts supported by Separate Account B. If the assets in Separate Account B exceed the required reserves and other liabilities, we may transfer the excess to our general account. We are obligated to pay all benefits and make all payments provided under the contract.

We currently offer other variable annuity contracts that invest in Separate Account B but are not discussed in this prospectus. Separate Account B may also invest in other investment portfolios which are not available under your contract.

The Company

ING USA Annuity and Life Insurance Company (“ING USA”) is an Iowa stock life insurance company, which was originally incorporated in Minnesota on January 2, 1973. ING USA is a wholly owned subsidiary of Lion Connecticut Holdings Inc. (“Lion Connecticut”), which in turn is a wholly owned subsidiary of ING Groep N.V. (“ING”), a global financial services holding company based in The Netherlands. ING USA is authorized to sell insurance and annuities in all states, except New York and the District of Columbia.

Although we are a subsidiary of ING, ING is not responsible for the obligations under the Contract. The obligations under the Contract are solely the responsibility of ING USA.

Directed Services LLC, the distributor of the Contracts and the investment manager of the ING Investors Trust, is also a wholly owned indirect subsidiary of ING. ING also indirectly owns ING Investments, LLC and ING Investment Management Co., portfolio managers of the ING Investors Trust and the investment managers of the ING Variable Insurance Trust, ING Variable Products Trust and ING Variable Product Portfolios, respectively. As part of a restructuring plan approved by the European Commission, ING has agreed to separate its banking and insurance businesses by 2013. ING intends to achieve this separation over the next four years by divestment of its

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insurance and investment management operations, including the Company. ING has announced that it will explore all options for implementing the separation including initial public offerings, sales or combinations thereof.

Our principal office is located at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380.

Regulatory Matters

As with many financial services companies, the Company and its affiliates have received informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the financial services industry. In each case, the Company and its affiliates have been and are providing full cooperation.

     Insurance and Retirement Plan Products and Other Regulatory Matters. Federal and state regulators, and self-regulatory agencies are conducting broad inquiries and investigations involving the insurance and retirement industries. These initiatives currently focus on, among other things, compensation, revenue sharing, and other sales incentives; potential conflicts of interest; sales and marketing practices (including sales to seniors); specific product types (including group annuities and indexed annuities); and disclosure. The Company and certain of its U.S. affiliates have received formal and informal requests in connection with such investigations, and have cooperated and are cooperating fully with each request for information. Some of these matters could result in regulatory action involving the Company. These initiatives also may result in new legislation and regulation that could significantly affect the financial services industry, including businesses in which the Company is engaged. In light of these and other developments, U.S. affiliates of ING, including the Company, periodically review whether modifications to their business practices are appropriate.

     Investment Product Regulatory Issues. Since 2002, there has been increased governmental and regulatory activity relating to mutual funds and variable insurance products. This activity has primarily focused on inappropriate trading of fund shares; directed brokerage; compensation; sales practices, suitability, and supervision; arrangements with service providers; pricing; compliance and controls; adequacy of disclosure; and document retention.

In addition to responding to governmental and regulatory requests on fund trading issues, ING management, on its own initiative, conducted, through special counsel and a national accounting firm, an extensive internal review of mutual fund trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel.

The internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within the variable insurance and mutual fund products of ING, and identified other circumstances where frequent trading occurred despite measures taken by ING intended to combat market timing. Each of the arrangements has been terminated and disclosed to regulators, to the independent trustees of ING Funds (U.S.) and in Company reports previously filed with the SEC pursuant to the Securities Exchange Act of 1934, as amended.

Action has been or may be taken by regulators with respect to the Company or certain affiliates before investigations relating to fund trading are completed. The potential outcome of such action is difficult to predict but could subject the Company or certain affiliates to adverse consequences, including, but not limited to, settlement payments, penalties, and other financial liability. It is not currently anticipated, however, that the actual outcome of any such action will have a material adverse effect on ING or ING’s U.S.-based operations, including the Company.

     Product Regulation. Our products are subject to a complex and extensive array of state and federal tax, securities and insurance laws, and regulations, which are administered and enforced by a number of governmental and self-regulatory authorities. Specifically, U.S. federal income tax law imposes requirements relating to nonqualified annuity product design, administration, and investments that are conditions for beneficial tax treatment of such products under the Internal Revenue Code. (See “Federal Tax Considerations” for further discussion of some of these requirements.) Failure to administer certain nonqualified contract features (for example, contractual annuity start dates in nonqualified annuities) could affect such beneficial tax treatment. In addition, state and federal securities and insurance laws impose requirements relating to insurance and annuity product design, offering and

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distribution, and administration. Failure to meet any of these complex tax, securities, or insurance requirements could subject the Company to administrative penalties, unanticipated remediation, or other claims and costs.

Selling the Contract

Our affiliate, Directed Services LLC, 1475 Dunwoody Drive, West Chester, PA 19380 is the principal underwriter and distributor of the Contract as well as for other ING USA contracts. Directed Services LLC, a Delaware limited liability company, is registered with the SEC as a broker/dealer under the Securities Exchange Act of 1934, and is a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).

Directed Services LLC does not retain any commissions or compensation paid to it by ING USA for Contract sales. Directed Services LLC enters into selling agreements with affiliated and unaffiliated broker/dealers to sell the Contracts through their registered representatives who are licensed to sell securities and variable insurance products (“selling firms”). Selling firms are also registered with the SEC and are FINRA member firms.

The following is a list of broker/dealers that are affiliated with the Company:

·	Directed Services LLC	·	ING Funds Distributor, LLC
·	ING America Equities, Inc.	·	ING Investment Advisors, LLC
·	ING Financial Advisers, LLC	·	ING Investment Management Services LLC
·	ING Financial Markets LLC	·	ShareBuilder Securities Corporation
·	ING Financial Partners, Inc.	·	Systematized Benefits Administrators, Inc.

Directed Services LLC pays selling firms compensation for the promotion and sale of the Contracts. Registered representatives of the selling firms who solicit sales of the Contracts typically receive a portion of the compensation paid by Directed Services LLC to the selling firm in the form of commissions or other compensation, depending on the agreement between the selling firm and the registered representative. This compensation, as well as other incentives or payments, is not paid directly by contract owners or the Separate Account. We intend to recoup this compensation and other sales expenses paid to selling firms through fees and charges imposed under the Contracts.

Directed Services LLC pays selling firms for Contract sales according to one or more schedules. This compensation is generally based on a percentage of premium payments. Selling firms may receive commissions of up to 8.0% of premium payments. In addition, selling firms may receive ongoing annual compensation of up to .50% of all, or a portion, of values of Contracts sold through the firm. Individual representatives may receive all or a portion of compensation paid to their selling firm, depending on their firm’s practices. Commissions and annual compensation, when combined, could exceed 8.0% of total premium payments.

Directed Services LLC has special compensation arrangements with certain selling firms based on those firms’ aggregate or anticipated sales of the Contracts or other criteria. These special compensation arrangements will not be offered to all selling firms, and the terms of such arrangements may differ among selling firms based on various factors. Any such compensation payable to a selling firm will not result in any additional direct charge to you by us.

In addition to the direct cash compensation for sales of Contracts described above, Directed Services LLC may also pay selling firms additional compensation or reimbursement of expenses for their efforts in selling the Contracts to you and other customers. These amounts may include:

  Marketing/distribution allowances which may be based on the percentages of premium received, the aggregate commissions paid and/or the aggregate assets held in relation to certain types of designated insurance products issued by the Company and/or its affiliates during the year;
  Loans or advances of commissions in anticipation of future receipt of premiums (a form of lending to agents/registered representatives). These loans may have advantageous terms such as reduction or elimination of the interest charged on the loan and/or forgiveness of the principal amount of the loan, which terms may be conditioned on fixed insurance product sales;

SD Variable Annuity – 155275

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  Education and training allowances to facilitate our attendance at certain educational and training meetings to provide information and training about our products. We also hold training programs from time to time at our expense;
  Sponsorship payments or reimbursements for broker/dealers to use in sales contests and/or meetings for their agents/registered representatives who sell our products. We do not hold contests based solely on the sales of this product;
  Certain overrides and other benefits that may include cash compensation based on the amount of earned commissions, agent/representative recruiting or other activities that promote the sale of policies; and
  Additional cash or noncash compensation and reimbursements permissible under existing law. This may include, but is not limited to, cash incentives, merchandise, trips, occasional entertainment, meals and tickets to sporting events, client appreciation events, business and educational enhancement items, payment for travel expenses (including meals and lodging) to pre-approved training and education seminars, and payment for advertising and sales campaigns.

We may pay commissions, dealer concessions, wholesaling fees, overrides, bonuses, other allowances and benefits and the costs of all other incentives or training programs from our resources, which include the fees and charges imposed under the Contract.

The following is a list of the top 25 selling firms that, during 2009, received the most compensation, in the aggregate, from us in connection with the sale of registered annuity contracts issued by us, ranked by total dollars received:

1.	Morgan Stanley Smith Barney LLC	14.	National Planning Corporation
2.	LPL Financial Corporation	15.	Wells Fargo Advisors, LLC (Bank Channel)
3.	Merrill Lynch, Pierce, Fenner & Smith, Inc.	16.	Woodbury Financial Services Inc.
4.	ING Financial Partners Inc.	17.	Wells Fargo Investments LLC
5.	ING Financial Partners, Inc. CAREER	18.	Morgan Keegan and Company Inc.
6.	UBS Financial Services Inc.	19.	PrimeVest Financial Services Inc.
7.	ING Financial Advisers, LLC	20.	Wells Fargo SEC, LLC
8.	Wells Fargo Advisors, LLC	21.	Royal Alliance Associates Inc.
9.	Raymond James Financial Services Inc.	22.	Madison Avenue Securities Inc.
10.	Financial Network Investment Corporation	23.	SII Investments Inc.
11.	Chase Investment SVCS Corp	24.	First Allied Securities Inc.
12.	Securities America Inc.	25.	Securian Financial Services Inc.
13.	Multi-Financial Securities Corporation

Directed Services LLC may also compensate wholesalers/distributors, and their sales management personnel, for Contract sales within the wholesale/distribution channel. This compensation may be based on a percentage of premium payments and/or a percentage of Contract values. Directed Services LLC may, at its discretion, pay additional cash compensation to wholesalers/distributors for sales by certain broker-dealers or “focus firms.”

We do not pay any additional compensation on the sale or exercise of any of the Contract’s optional benefit riders offered in this prospectus.

This is a general discussion of the types and levels of compensation paid by us for sale of our variable annuity contracts. It is important for you to know that the payment of volume- or sales-based compensation to a selling firm or registered representative may provide that registered representative a financial incentive to promote our contracts over those of another company, and may also provide a financial incentive to promote one of our contracts over another.

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Payment Delay or Suspension

We reserve the right to suspend or postpone the date of any payment of benefits or values under any one of the following circumstances:

  On any valuation date when the New York Stock Exchange is closed (except customary weekend and holiday closings) or when trading on the New York Stock Exchange is restricted;
  When an emergency exists as determined by the SEC so that disposal of the securities held in the subaccounts is not reasonably practicable or it is not reasonably practicable to fairly determine the value of the subaccount’s assets; or
  During any other periods the SEC may by order permit for the protection of investors.

The conditions under which restricted trading or an emergency exists shall be determined by the rules and regulations of the SEC.

Voting Rights

Each of the subaccounts holds shares in a fund and each is entitled to vote at regular and special meetings of that fund. Under our current view of applicable law, we will vote the shares for each subaccount as instructed by persons having a voting interest in the subaccount. If you are a contract holder under a group contract, you have a fully vested interest in the contract and may instruct the group contract holder how to direct the Company to cast a certain number of votes. We will vote shares for which instructions have not been received in the same proportion as those for which we received instructions, the effect of which could be that a small number of contract owners decide the outcome of a vote. Each person who has a voting interest in the separate account will receive periodic reports relating to the funds in which he or she has an interest, as well as any proxy materials and a form on which to give voting instructions. Voting instructions will be solicited by a written communication at least 14 days before the meeting.

The number of votes (including fractional votes) you are entitled to direct will be determined as of the record date set by any fund you invest in through the subaccounts.

  During the accumulation phase the number of votes is equal to the portion of your account value invested in the fund, divided by the net asset value of one share of that fund.
  During the income phase the number of votes is equal to the portion of reserves set aside for the contract’s share of the fund, divided by the net asset value of one share of that fund.

Contract Modifications

We may change the contract as required by federal or state law or as otherwise permitted in the contract. In addition, we may, upon 30 days’ written notice to the group contract holder, make other changes to a group contract that would apply only to individuals who become participants under that contract after the effective date of such changes. If a group contract holder does not agree to a change, we reserve the right to refuse to establish new accounts under the contract. Certain changes will require the approval of appropriate state or federal regulatory authorities.

Transfer of Ownership: Assignment

We will accept assignments or transfers of ownership of a nonqualified contract or a qualified contract where such assignments or transfers are not prohibited, with proper notification. The date of any assignment or transfer of ownership will be the date we receive the notification at our Customer Service Center. An assignment or transfer of ownership may have tax consequences and you should consult with a tax adviser before assigning or transferring ownership of the contract.

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An assignment of a contract will only be binding on the Company if it is made in writing and sent to the Company at our Customer Service Center. We will use reasonable procedures to confirm that the assignment is authentic, including verification of signature. If we fail to follow our own procedures, we will be liable for any losses to you directly resulting from such failure. Otherwise, we are not responsible for the validity of any assignment. The rights of the contract holder and the interest of the annuitant and any beneficiary will be subject to the rights of any assignee we have on our records.

Involuntary Terminations

We reserve the right to terminate any account with a value of $2,500 or less immediately following a partial withdrawal. However, an IRA may only be closed out when payments to the contract have not been received for a 24-month period and the paid-up annuity benefit at maturity would be less than $20 per month. If such right is exercised, you will be given 90 days’ advance written notice. No early withdrawal charge will be deducted for involuntary terminations. We do not intend to exercise this right in cases where the account value is reduced to $2,500 or less solely due to investment performance.

Legal Proceedings

We are not aware of any pending legal proceedings which involve Separate Account B as a party.

The Company is involved in threatened or pending lawsuits/arbitrations arising from the normal conduct of business. Due to the climate in insurance and business litigation/arbitration, suits against the Company sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of such lawsuits/arbitrations, in light of existing insurance, reinsurance and established reserves, it is the opinion of management that the disposition of such lawsuits/arbitrations will not have a materially adverse effect on the Company’s operations or financial condition. Directed Services LLC, the principal underwriter and distributor of the contract, is a party to threatened or pending lawsuits/arbitration that generally arise from the normal conduct of business. Some of these suits may seek class action status and sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. Directed Services LLC is not involved in any legal proceeding which, in the opinion of management, is likely to have a material adverse effect on its ability to distribute the contract.

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You may request an SAI by calling our Customer Service Center at the number listed in “Contract Overview —Questions: Contacting the Company.”

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APPENDIX I

ING USA Guaranteed Account

The ING USA Guaranteed Account (the Guaranteed Account) is a fixed interest option available during the accumulation phase under the contract. This appendix is only a summary of certain facts about the Guaranteed Account. Please read the Guaranteed Account prospectus carefully before investing in this option.

In General. Amounts invested in the Guaranteed Account earn specified interest rates if left in the Guaranteed Account for specified periods of time. If you withdraw or transfer those amounts before the specified periods elapse, we may apply a market value adjustment (described below), which may be positive or negative.

When deciding to invest in the Guaranteed Account, contact your sales representative or our Customer Service Center to learn:

  The interest rate(s) we will apply to amounts invested in the Guaranteed Account. We change the rate(s) periodically. Be certain you know the rate we guarantee on the day your account dollars are invested in the Guaranteed Account. Guaranteed interest rates will never be less than an annual effective rate of 3%.
  The period of time your account dollars need to remain in the Guaranteed Account in order to earn the rate(s). You are required to leave your account dollars in the Guaranteed Account for a specified period of time in order to earn the guaranteed interest rate(s).

Deposit Period. During a deposit period, we offer a specific interest rate for dollars invested for a certain guaranteed term. For a specific interest rate and guaranteed term to apply, account dollars must be invested in the Guaranteed Account during the deposit period for which that rate and term are offered.

Interest Rates. We guarantee different interest rates, depending upon when account dollars are invested in the Guaranteed Account. For guaranteed terms one year or longer, we may apply more than one specified interest rate. The interest rate we guarantee is an annual effective yield. That means the rate reflects a full year’s interest. We credit interest daily at a rate that will provide the guaranteed annual effective yield over one year. Guaranteed interest rates will never be less than an annual effective rate of 3%. Among other factors, the safety of the interest rate guarantees depends upon the Company’s claims-paying ability.

Guaranteed Terms. The guaranteed term is the period of time account dollars must be left in the Guaranteed Account in order to earn the guaranteed interest rate. For guaranteed terms one year or longer, we may offer different rates for specified time periods within a guaranteed term. We offer different guaranteed terms at different times. We also may offer more than one guaranteed term of the same duration with different interest rates. Check with your sales representative or our Customer Service Center to learn what terms are being offered. The Company also reserves the right to limit the number of guaranteed terms or the availability of certain guaranteed terms.

Fees and Other Deductions. If all or a portion of your account value in the Guaranteed Account is withdrawn or transferred, you may incur one or more of the following:

  Market Value Adjustment (MVA)—as described in this appendix and in the Guaranteed Account prospectus;
  Tax penalties and/or tax withholding—see “Federal Tax Considerations”;
  Early withdrawal charge—see “Fees”; or
  Maintenance fee—see “Fees.”

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We do not make deductions from amounts in the Guaranteed Account to cover mortality and expense risks. Rather, we consider these risks when determining the interest rate to be credited.

Also, if you elected the premium bonus option, a charge will be deducted from amounts allocated to the Guaranteed Account, resulting in a 0.50% reduction in the interest which would have been credited to your account during the first seven account years if you had not elected the premium bonus option. See the “Premium Bonus Option –Forfeiture” and “Withdrawals” sections of the contract prospectus.

Market Value Adjustment (MVA). If your account value is withdrawn or transferred from the Guaranteed Account before the guaranteed term is completed, an MVA may apply. The MVA reflects investment value changes caused by changes in interest rates occurring since the date of deposit. The MVA may be positive or negative.

If interest rates at the time of withdrawal or transfer have increased since the date of deposit, the value of the investment decreases and the MVA will be negative. This could result in your receiving less than the amount you paid into the Guaranteed Account. If interest rates at the time of withdrawal or transfer have decreased since the date of deposit, the value of the investment increases and the MVA will be positive.

MVA Waiver. For withdrawals or transfers from a guaranteed term before the guaranteed term matures, the MVA may be waived for:

  Transfers due to participation in the dollar cost averaging program;
  Withdrawals taken due to your election of SWO or ECO (described in “Systematic Distribution Options”), if available;
  Withdrawals for minimum distributions required by the Tax Code and for which the early withdrawal charge is waived; and
  Withdrawals due to your exercise of the right to cancel your contract (described in “Right to Cancel”).

Death Benefit. When a death benefit is paid under the contract within six months of the date of death, only a positive aggregate MVA amount, if any, is applied to the account value attributable to amounts withdrawn from the Guaranteed Account. This provision does not apply upon the death of a spousal beneficiary or joint contract holder who continued the account after the first death. If a death benefit is paid more than six months from the date of death, a positive or negative aggregate MVA amount, as applicable, will be applied.

Partial Withdrawals. For partial withdrawals during the accumulation phase, amounts to be withdrawn from the Guaranteed Account will be withdrawn pro rata from each group of deposits having the same length of time until the maturity date (“Guaranteed Term Group”). Within each Guaranteed Term Group, the amount will be withdrawn first from the oldest deposit period until depleted, then from the next oldest and so on until the amount requested is satisfied.

Guaranteed Terms Maturity. As a guaranteed term matures, assets accumulating under the Guaranteed Account may be (a) transferred to a new guaranteed term; (b) transferred to other available investment options; or (c) withdrawn. Amounts withdrawn may be subject to an early withdrawal charge, taxation and, if you are under age 59½, tax penalties may apply.

If no direction is received from you at our Customer Service Center by the maturity date of a guaranteed term, the amount from the maturing guaranteed term will be transferred to a new guaranteed term of a similar length. If the same guaranteed term is no longer available, the next shortest guaranteed term available in the current deposit period will be used. If no shorter guaranteed term is available, the next longer guaranteed term will be used.

If you do not provide instructions concerning the maturity value of a maturing guaranteed term, the maturity value transfer provision applies. This provision allows transfers or withdrawals without an MVA if the transfer or withdrawal occurs during the calendar month immediately following a guaranteed term maturity date. This waiver of the MVA only applies to the first transaction regardless of the amount involved in the transaction.

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Under the Guaranteed Account each guaranteed term is counted as one funding option. If a guaranteed term matures and is renewed for the same term, it will not count as an additional investment option for purposes of any limitation on the number of investment options.

Subsequent Purchase Payments. Purchase payments received after your initial purchase payment to the Guaranteed Account will be allocated in the same proportions as the last allocation, unless you properly instruct us to do otherwise. If the same guaranteed term(s) is not available, the next shortest term will be used. If no shorter guaranteed term is available, the next longer guaranteed term will be used.

Dollar Cost Averaging. The Company may offer more than one guaranteed term of the same duration and credit one with a higher rate contingent upon use only with the dollar cost averaging program. If amounts are applied to a guaranteed term which is credited with a higher rate using dollar cost averaging and the dollar cost averaging is discontinued, the amounts will be transferred to another guaranteed term of the same duration and an MVA will apply.

Transfer of Account Dollars. Generally, account dollars invested in the Guaranteed Account may be transferred among guaranteed terms offered through the Guaranteed Account and/or to other investment options offered through the contract. However, transfers may not be made during the deposit period in which your account dollars are invested in the Guaranteed Account or for 90 days after the close of that deposit period. We will apply an MVA to transfers made before the end of a guaranteed term. The 90-day wait does not apply to (1) amounts transferred on the maturity date or under the maturity value transfer provision; (2) amounts transferred from the Guaranteed Account before the maturity date due to the election of an income phase payment option; (3) amounts distributed under the ECO or SWO (see “Systematic Distribution Options”); and (4) amounts transferred from an available guaranteed term in connection with the dollar cost averaging program.

Transfers after the 90-day period are permitted from guaranteed term(s) to other guaranteed term(s) available during a deposit period or to other available investment options. Transfers of the Guaranteed Account values on or within one calendar month of a term’s maturity date are not counted as one of the 12 free transfers of accumulated values in the account.

Reinstating Amounts Withdrawn from the Guaranteed Account. If amounts are withdrawn and then reinstated in the Guaranteed Account, we apply the reinstated amount to the current deposit period. This means the guaranteed annual interest rate and guaranteed terms available on the date of reinstatement will apply. We reinstate amounts proportionately in the same way as they were allocated before withdrawal. We will not credit your account for market value adjustments that we deducted, any premium bonus forfeited or any taxes that were withheld at the time of withdrawal.

The Income Phase. The Guaranteed Account cannot be used as an investment option during the income phase. However, you may notify us at least 30 days in advance to elect a fixed or variable payment option and to transfer your Guaranteed Account dollars to the general account or any of the subaccounts available during the income phase. Transfers made due to the election of a lifetime income phase payment option will be subject to only a positive aggregate MVA.

Distribution. Directed Services LLC is principal underwriter and distributor of the contract. Directed Services LLC enters into sales agreements with broker-dealers to sell the contract through registered representatives who are licensed to sell securities and variable insurance products. These broker-dealers are registered with the SEC and are members of the Financial Industry Regulatory Authority (FINRA). From time to time the Company may offer customers of certain broker-dealers special guaranteed rates in connection with the Guaranteed Account offered through the contract and may negotiate different commissions for these broker-dealers.

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APPENDIX II

Fixed Interest Division

A Fixed Interest Division option is available through the group and individual deferred variable annuity contracts offered by ING USA Annuity and Life Insurance Company. The Fixed Interest Division is part of the ING USA General Account. Interests in the Fixed Interest Division have not been registered under the Securities Act of 1933, and neither the Fixed Interest Division nor the General Account are registered under the Investment Company Act of 1940.

Interests in the Fixed Interest Division are offered in certain states through an Offering Brochure, dated April 30, 2010. The Fixed Interest Division is different from the Fixed Account which is described in the prospectus but which is not available in your state. If you are unsure whether the Fixed Account is available in your state, please contact our Customer Service Center at (800) 366-0066. When reading through the Prospectus, the Fixed Interest Division should be counted among the various investment options available for the allocation of your premiums, in lieu of the Fixed Account. The Fixed Interest Division may not be available in some states. Some restrictions may apply.

You will find more complete information relating to the Fixed Interest Division in the Offering Brochure. Please read the Offering Brochure carefully before you invest in the Fixed Interest Division.

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APPENDIX III

Description of Underlying Funds

During the accumulation phase, you may allocate your premium payments and contract value to any of the investment portfolios available under this Contract. They are listed in this appendix, plus any Fixed Interest Allocation that is available. You bear the entire investment risk for amounts you allocate to any investment portfolio, and you may lose your principal.

The investment results of the mutual funds (funds) are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. You should consider the investment objectives, risks and charges and expenses of the funds carefully before investing. Please refer to the fund prospectuses for this and additional information.

Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Except as noted, all funds are diversified, as defined under the Investment Company Act of 1940. Fund prospectuses may be obtained free of charge, from our Customer Service Center at the address and telephone number listed in the prospectus, by accessing the SEC’s web site or by contacting the SEC Public Reference Room. If you received a summary prospectus for any of the funds available through your contract, you may also obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the contact information shown on the front of the fund's summary prospectus.

Certain funds offered under the contracts have investment objectives and policies similar to other funds managed by the fund’s investment adviser. The investment results of a fund may be higher or lower than those of other funds managed by the same adviser. There is no assurance and no representation is made that the investment results of any fund will be comparable to those of another fund managed by the same investment adviser.

Certain funds are designated as “Master-Feeder” or “Retirement Funds.” Funds offered in a Master-Feeder structure (such as the American Funds) or fund of funds structure (such as the Retirement Funds) may have higher fees and expenses than a fund that invests directly in debt and equity securities.

Consult with your investment professional to determine if the portfolios may be suited to your financial needs, investment time horizon and risk tolerance. You should periodically review these factors to determine if you need to change your investment strategy.

The following table highlights name changes.

List of Fund Name Changes
Former Fund Name	Current Fund Name
ING Focus 5 Portfolio	ING DFA Global All Equity Portfolio
ING Dow Jones EURO STOXX 50® Index Portfolio	ING EURO STOXX 50® Index Portfolio
ING Japan Equity Index Portfolio	ING Japan TOPIX Index® Portfolio
ING Van Kampen Global Franchise Portfolio	ING Morgan Stanley Global Franchise Portfolio
ING Van Kampen Global Tactical Asset Allocation Portfolio	ING Morgan Stanley Global Tactical Asset Allocation Portfolio
ING Evergreen Health Sciences Portfolio	ING Wells Fargo Health Care Portfolio
ING Evergreen Omega Portfolio	ING Wells Fargo Omega Growth Portfolio

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Fund Name and
Investment Adviser/Subadviser	Investment Objective
ING Investors Trust
7337 E. Doubletree Ranch Road, Scottsdale, AZ 85258
ING American Funds Asset Allocation Portfolio	Seeks high total return (including income and capital gains)
consistent with preservation of capital over the long term.
Investment Adviser: ING Investments, LLC
Investment Adviser to Master Funds: Capital Research
Management Company

ING American Funds Bond Portfolio	Seeks to maximize your level of current income and preserve
your capital.
Investment Adviser: ING Investments, LLC
Investment Adviser to Master Funds: Capital Research
Management Company

ING American Funds Growth Portfolio	Seeks to make your investment grow.

Investment Adviser: ING Investments, LLC
Investment Adviser to Master Funds: Capital Research
Management Company

ING American Funds Growth-Income Portfolio	Seeks to make your investment grow and provide you with
income over time.
Investment Adviser: ING Investments, LLC
Investment Adviser to Master Funds: Capital Research
Management Company

ING American Funds International Portfolio	Seeks to make your investment grow over time.

Investment Adviser: ING Investments, LLC
Investment Adviser to Master Funds: Capital Research
Management Company

ING American Funds World Allocation Portfolio	Seeks long-term growth of capital.

Investment Adviser: Directed Services LLC
Asset Allocation Committee

ING Artio Foreign Portfolio	Seeks long-term growth of capital.

Investment Adviser: Directed Services LLC
Investment Subadviser: Artio Global Management LLC

ING BlackRock Inflation Protected Bond Portfolio	A non-diversified Portfolio that seeks to maximize real return, consistent with preservation of real capital and prudent
Investment Adviser: Directed Services LLC	investment management.
Investment Subadviser: BlackRock Financial
Management, Inc.

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Fund Name and
Investment Adviser/Subadviser	Investment Objective
ING BlackRock Large Cap Growth Portfolio	Seeks long-term growth of capital.

Investment Adviser: Directed Services LLC
Investment Subadviser: BlackRock Investment
Management, LLC

ING DFA Global All Equity Portfolio	Seeks long-term capital appreciation.

Investment Adviser: Directed Services LLC
Investment Subadviser: Dimensional Fund Advisors LP

ING FMRSM Diversified Mid Cap Portfolio*	Seeks long-term growth of capital.

Investment Adviser: Directed Services LLC
Investment Subadviser: Fidelity Management &
Research Company

* FMRSM is a service mark of Fidelity Management &
Research Company

ING Franklin Income Portfolio	Seeks to maximize income while maintaining prospects for
capital appreciation.
Investment Adviser: Directed Services LLC
Investment Subadviser: Franklin Advisers, Inc.

ING Franklin Mutual Shares Portfolio	Seeks capital appreciation and secondarily, income.

Investment Adviser: Directed Services LLC
Investment Subadviser: Franklin Mutual Advisers, LLC

ING Franklin Templeton Founding Strategy Portfolio	Seeks capital appreciation and secondarily, income.

Investment Adviser: Directed Services LLC

ING JPMorgan Small Cap Core Equity Portfolio	Seeks capital growth over the long term.

Investment Adviser: Directed Services LLC
Investment Subadviser: J.P. Morgan Investment
Management Inc.

ING Liquid Assets Portfolio	Seeks a high level of current income consistent with the
preservation of capital and liquidity.
Investment Adviser: Directed Services LLC
Investment Subadviser: ING Investment Management
Co.

SD Variable Annuity - 155275	III-3

Fund Name and
Investment Adviser/Subadviser	Investment Objective
ING Marsico Growth Portfolio	Seeks capital appreciation.

Investment Adviser: Directed Services LLC
Investment Subadviser: Marsico Capital Management,
LLC

ING MFS Total Return Portfolio	Seeks above-average income (compared to a portfolio entirely invested in equity securities) consistent with the prudent
Investment Adviser: Directed Services LLC	employment of capital. Secondarily seeks reasonable
Investment Subadviser: Massachusetts Financial	opportunity for growth of capital and income.
Services Company

ING MFS Utilities Portfolio	Seeks total return.

Investment Adviser: Directed Services LLC
Investment Subadviser: Massachusetts Financial
Services Company

ING Morgan Stanley Global Franchise Portfolio	A non-diversified Portfolio that seeks long-term capital
appreciation.
Investment Adviser: Directed Services LLC
Investment Subadviser: Morgan Stanley Investment
Management Inc.

ING Morgan Stanley Global Tactical Asset Allocation	Seeks capital appreciation over time.
Portfolio

Investment Adviser: Directed Services LLC
Investment Subadviser: Morgan Stanley Investment
Management Inc.

ING Oppenheimer Active Allocation Portfolio	Seeks long-term growth of capital with a secondary objective of current income.
Investment Adviser: ING Investments, LLC
Investment Subadviser: OppenheimerFunds, Inc.

ING PIMCO High Yield Portfolio	Seeks maximum total return, consistent with preservation of
capital and prudent investment management.
Investment Adviser: Directed Services LLC
Investment Subadviser: Pacific Investment Management
Company LLC

ING PIMCO Total Return Bond Portfolio	Seeks maximum total return, consistent with preservation of
capital and prudent investment management.
Investment Adviser: Directed Services LLC
Investment Subadviser: Pacific Investment Management
Company LLC

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Fund Name and
Investment Adviser/Subadviser	Investment Objective
ING Pioneer Fund Portfolio	Seeks reasonable income and capital growth.

Investment Adviser: Directed Services LLC
Investment Subadviser: Pioneer Investment
Management, Inc.

ING Pioneer Mid Cap Value Portfolio	Seeks capital appreciation.

Investment Adviser: Directed Services LLC
Investment Subadviser: Pioneer Investment
Management, Inc.

ING Retirement Conservative Portfolio	Seeks a high level of total return (consisting of capital
appreciation and income) consistent with a conservative level
Investment Adviser: Directed Services LLC	of risk relative to the other ING Retirement Portfolios.
Asset Allocation Committee

ING Retirement Growth Portfolio	Seeks a high level of total return (consisting of capital
appreciation and income) consistent with a level of risk that
Investment Adviser: Directed Services LLC	can be expected to be greater than that of ING Retirement
Moderate Growth Portfolio.
Asset Allocation Committee

ING Retirement Moderate Growth Portfolio	Seeks a high level of total return (consisting of capital
appreciation and income) consistent with a level of risk that
Investment Adviser: Directed Services LLC	can be expected to be greater than that of ING Retirement
Moderate Portfolio but less than that of ING Retirement
Asset Allocation Committee	Growth Portfolio.

ING Retirement Moderate Portfolio	Seeks a high level of total return (consisting of capital
appreciation and income) consistent with a level of risk that
Investment Adviser: Directed Services LLC	can be expected to be greater than that of ING Retirement
Conservative Portfolio but less than that of ING Retirement
Asset Allocation Committee	Moderate Growth Portfolio.

ING Templeton Global Growth Portfolio	Seeks capital appreciation. Current income is only an
incidental consideration.
Investment Adviser: Directed Services LLC
Investment Subadviser: Templeton Global Advisors
Limited

ING T. Rowe Price Capital Appreciation Portfolio	Seeks, over the long-term, a high total investment return,
consistent with the preservation of capital and prudent
Investment Adviser: Directed Services LLC	investment risk.
Investment Subadviser: T. Rowe Price Associates, Inc.

ING T. Rowe Price Equity Income Portfolio	Seeks substantial dividend income as well as long-term growth of capital.
Investment Adviser: Directed Services LLC
Investment Subadviser: T. Rowe Price Associates, Inc.

SD Variable Annuity - 155275	III-5

Fund Name and
Investment Adviser/Subadviser	Investment Objective
ING Van Kampen Growth and Income Portfolio	Seeks long-term growth of capital and income.

Investment Adviser: Directed Services LLC
Investment Subadviser: Van Kampen

ING Wells Fargo Health Care Portfolio	A non-diversified Portfolio that seeks long-term capital
growth.
Investment Adviser: Directed Services LLC
Investment Subadviser: Wells Capital Management Inc.

ING Wells Fargo Omega Growth Portfolio	Seeks long-term capital growth.

Investment Adviser: Directed Services LLC
Investment Subadviser: Wells Capital Management Inc.

ING Partners, Inc.
7337 East Doubletree Ranch Road, Scottsdale, AZ 85258
ING Baron Small Cap Growth Portfolio	Seeks capital appreciation.

Investment Adviser: Directed Services LLC
Investment Subadviser: BAMCO, Inc.

ING Davis New York Venture Portfolio	Seeks long-term growth of capital.

Investment Adviser: Directed Services LLC
Investment Subadviser: Davis Selected Advisers, L.P.

ING JPMorgan Mid Cap Value Portfolio	Seeks growth from capital appreciation.

Investment Adviser: Directed Services LLC
Investment Subadviser: J.P. Morgan Investment
Management Inc.

ING Templeton Foreign Equity Portfolio	Seeks long-term capital growth.

Investment Adviser: Directed Services LLC
Investment Subadviser: Templeton Investment Counsel,
LLC

ING T. Rowe Price Growth Equity Portfolio	Seeks long-term capital growth, and secondarily, increasing
dividend income.
Investment Adviser: Directed Services LLC
Investment Subadviser: T. Rowe Price Associates, Inc.

ING Van Kampen Comstock Portfolio	Seeks capital growth and income.

Investment Adviser: Directed Services LLC
Investment Subadviser: Van Kampen

SD Variable Annuity - 155275	III-6

Fund Name and
Investment Adviser/Subadviser	Investment Objective
ING Van Kampen Equity and Income Portfolio	Seeks total return, consisting of long-term capital appreciation and current income.
Investment Adviser: Directed Services LLC
Investment Subadviser: Van Kampen

ING Variable Funds
7337 E. Doubletree Ranch Road, Scottsdale, AZ 85258
ING Growth and Income Portfolio	Seeks to maximize total return through investments in a
diversified portfolio of common stocks. It is anticipated that
Investment Adviser: ING Investments, LLC	capital appreciation and investment income will both be major
Investment Subadviser: ING Investment Management	factors in achieving total return.
Co.

ING Variable Portfolios, Inc.
7337 E. Doubletree Ranch Road, Scottsdale, AZ 85258
ING BlackRock Science and Technology Opportunities	Seeks long-term capital appreciation.
Portfolio

Investment Adviser: ING Investments, LLC
Investment Subadviser: BlackRock Advisors, LLC

ING EURO STOXX 50® Index Portfolio	A non-diversified Portfolio that seeks investment results
(before fees and expenses) that correspond to the total return of
Investment Adviser: ING Investments, LLC	the EURO STOXX 50® Index.
Investment Subadviser: ING Investment Management
Co.

ING FTSE 100 Index® Portfolio	A non-diversified Portfolio that seeks investment results
(before fees and expenses) that correspond to the total return of the FTSE 100 Index®.
Investment Adviser: ING Investments, LLC
Investment Subadviser: ING Investment Management
Co.

ING Hang Seng Index Portfolio	A non-diversified Portfolio that seeks investment results
(before fees and expenses) that correspond to the total return of
Investment Adviser: ING Investments, LLC	the Hang Seng Index.
Investment Subadviser: ING Investment Management
Co.

ING International Index Portfolio	Seeks investment results (before fees and expenses) that
correspond to the total return of a widely accepted
Investment Adviser: ING Investments, LLC	International Index.
Investment Subadviser: ING Investment Management
Co.

SD Variable Annuity - 155275	III-7

Fund Name and
Investment Adviser/Subadviser	Investment Objective
ING Japan TOPIX Index® Portfolio	A non-diversified Portfolio that seeks investment results
(before fees and expenses) that correspond to the total return of
Investment Adviser: ING Investments, LLC	the Tokyo Stock Price Index®.
Investment Subadviser: ING Investment Management
Co.

ING Russell™ Large Cap Growth Index Portfolio	A non-diversified Portfolio that seeks investment results
(before fees and expenses) that correspond to the total return of the Russell Top 200® Growth Index.
Investment Adviser: ING Investments, LLC
Investment Subadviser: ING Investment Management
Co.

ING RussellTM Large Cap Index Portfolio	Seeks investment results (before fees and expenses) that
correspond to the total return of the Russell Top 200® Index.
Investment Adviser: ING Investments, LLC
Investment Subadviser: ING Investment Management
Co.

ING Russell™ Large Cap Value Index Portfolio	A non-diversified Portfolio that seeks investment results
(before fees and expenses) that correspond to the total return of
Investment Adviser: ING Investments, LLC	the Russell Top 200® Value Index.
Investment Subadviser: ING Investment Management
Co.

ING Russell™ Mid Cap Growth Index Portfolio	A non-diversified Portfolio that seeks investment results
(before fees and expenses) that correspond to the total return of the Russell Midcap® Growth Index.
Investment Adviser: ING Investments, LLC
Investment Subadviser: ING Investment Management
Co.

ING RussellTM Mid Cap Index Portfolio	Seeks investment results (before fees and expenses) that
correspond to the total return of the Russell Midcap® Index.
Investment Adviser: ING Investments, LLC
Investment Subadviser: ING Investment Management
Co.

ING RussellTM Small Cap Index Portfolio	Seeks investment results (before fees and expenses) that
correspond to the total return of the Russell 2000® Index.
Investment Adviser: ING Investments, LLC
Investment Subadviser: ING Investment Management
Co.

ING Small Company Portfolio	Seeks growth of capital primarily through investment in a
diversified portfolio of common stocks of companies with
Investment Adviser: ING Investments, LLC	smaller market capitalizations.
Investment Subadviser: ING Investment Management
Co.

SD Variable Annuity - 155275	III-8

Fund Name and
Investment Adviser/Subadviser	Investment Objective
ING U.S. Bond Index Portfolio	Seeks investment results (before fees and expenses) that
correspond to the total return of the Barclays Capital U.S.
Investment Adviser: ING Investments, LLC	Aggregate Bond Index.
Investment Subadviser: Neuberger Berman Fixed
Income LLC

ING WisdomTreeSM Global High-Yielding Equity Index	Seeks investment returns that closely correspond to the price
Portfolio*	and yield performance, (before fees and expenses) of the
WisdomTreeSM Global High-Yielding Equity Index.
Investment Adviser: ING Investments, LLC
Investment Subadviser: ING Investment Management
Co.

* WisdomTreeSM is a servicemark of WisdomTree
Investments

ING Variable Products Trust
7337 E. Doubletree Ranch Road, Scottsdale, AZ 85258
ING MidCap Opportunities Portfolio	Seeks long-term capital appreciation.

Investment Adviser: ING Investments, LLC
Investment Subadviser: ING Investment Management
Co.

ING Intermediate Bond Portfolio
7337 E. Doubletree Ranch Road, Scottsdale, AZ 85258
ING Intermediate Bond Portfolio	Seeks to maximize total return consistent with reasonable risk.
The Portfolio seeks its objective through investments in a
Investment Adviser: ING Investments, LLC	diversified portfolio consisting primarily of debt securities. It is anticipated that capital appreciation and investment income
Investment Subadviser: ING Investment Management	will both be major factors in achieving total return.
Co.

BlackRock Variable Series Funds, Inc.
800 Scudders Mill Road, Plainsboro, NJ 08536
BlackRock Global Allocation V.I. Fund	The fund seeks to provide high total return through a fully
managed investment policy utilizing U.S. and foreign equity,
Investment Adviser: BlackRock Advisors, LLC	debt and money market instruments, the combination of which
will be varied from time to time both with respect to types of
Investment Subadviser: BlackRock Investment	securities and markets in response to changing market and
Management, LLC; BlackRock Asset Management U.K.	economic trends.
Limited

“Standard & Poor’s®”, “S&P®”, “S&P 500®”, “Standard & Poor’s 500”, and “500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by ING USA Annuity and Life Insurance Company. The product is not sponsored, endorsed, sold or promoted by
Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the product.

SD Variable Annuity - 155275	III-9

The Hang Seng Index (the “Index”) is published and compiled by Hang Seng Indexes Company Limited pursuant to a license from Hang Seng Data Services Limited. The mark and name of the Hang Seng Index are proprietary to Hang Seng Data Services Limited. Hang Seng Indexes Company Limited and Hang Seng Data Services Limited have agreed to the use of, and reference to, the Index by ING Investments, LLC and ING Investment Management Co. in connection with ING Hang Seng Index Portfolio (the “Product”), BUT NEITHER HANG SENG INDEXES COMPANY LIMITED NOR HANG SENG DATA SERVICES LIMITED WARRANTS OR REPRESENTS OR GUARANTEES TO ANY BROKER OR HOLDER OF THE PRODUCT OR ANY OTHER PERSON: (i) THE ACCURACY OR COMPLETENESS OF ANY OF THE INDEX AND ITS COMPUTATION OR ANY INFORMATION RELATED THERETO; OR (ii) THE FITNESS OR SUITABILITY FOR ANY PURPOSE OF ANY OF THE INDEX OR ANY COMPONENT OR DATA COMPRISED IN IT; OR (iii) THE RESULTS WHICH MAY BE OBTAINED BY ANY PERSON FROM THE USE OF ANY OF THE INDEX OR ANY COMPONENT OR DATA COMPRISED IN IT FOR ANY PURPOSE, AND NO WARRANTY OR REPRESENTATION OR GUARANTEE OF ANY KIND WHATSOEVER RELATING TO THE INDEX IS GIVEN OR MAY BE IMPLIED.

TO THE EXTENT PERMITTED BY APPLICABLE LAW, NO RESPONSIBILITY OR LIABILITY IS ACCEPTED BY HANG SENG INDEXES COMPANY LIMITED OR HANG SENG DATA SERVICES LIMITED: (i) IN RESPECT OF THE USE OF AND/OR REFERENCE TO THE INDEX BY ING INVESTMENTS, LLC AND ING INVESTMENT MANAGEMENT CO. IN CONNECTION WITH THE PRODUCT; OR (ii) FOR ANY INACCURACIES, OMISSIONS, MISTAKES OR ERRORS OF HANG SENG INDEXES COMPANY LIMITED IN THE COMPUTATION OF THE INDEX; OR (iii) FOR ANY INACCURACIES, OMISSIONS, MISTAKES, ERRORS OR INCOMPLETENESS OF ANY INFORMATION USED IN CONNECTION WITH THE COMPUTATION OF THE INDEX WHICH IS SUPPLIED BY ANY OTHER PERSON; OR (iv) FOR ANY ECONOMIC OR OTHER LOSS WHICH MAY BE DIRECTLY OR INDIRECTLY SUSTAINED BY ANY BROKER OR HOLDER OF THE PRODUCT OR ANY OTHER PERSON DEALINGWITH THE PRODUCT AS A RESULT OF ANY OF THE AFORESAID, AND NO CLAIMS, ACTIONS OR LEGAL PROCEEDINGS MAY BE BROUGHT AGAINST HANG SENG INDEXES COMPANY LIMITED AND/OR HANG SENG DATA SERVICES LIMITED in connection with the Product in any manner whatsoever by any broker, holder or other person dealing with the Product. Any broker, holder or other person dealing with the Product does so therefore in full knowledge of this disclaimer and can place no reliance whatsoever on Hang Seng Indexes Company Limited and Hang Seng Data Services Limited. For the avoidance of doubt, this disclaimer does not create any contractual or quasi-contractual relationship between any broker, holder or other person and Hang Seng Indexes Company Limited and/or Hang Seng Data Services Limited and must not be construed to have created such relationship.

SD Variable Annuity - 155275	III-10

APPENDIX IV

The following tables show the Condensed Financial Information (accumulation unit values for the periods indicated and number of units outstanding) by subaccount for a Contract with the lowest and highest combination of asset-based charges. This information is current through December 31, 2009 including portfolio names, and derives from the financial statements of the Separate Account, which together constitute the Separate Account’s Condensed Financial Information. Complete information is available in the SAI. Contact our Customer Service Center to obtain your copy free of charge. Please ask us about where you can find more timely information.

CONDENSED FINANCIAL INFORMATION

Except for subaccounts which did not commence operations as of December 31, 2009, the following tables give (1) the accumulation unit value ("AUV") at the beginning of the period, (2) the AUV at the end of the period and (3) the total number of accumulation units outstanding at the end of the period for each subaccount of ING USA Separate Account B available under the Contract for the indicated periods.

	Separate Account Annual Charges of 0.95%

	2009	2008	2007	2006	2005	2004	2003	2002	2001

AIM V.I. LEISURE FUND
(Fund first available during May 2002)
Value at beginning of period	$8.11	$14.38	$14.64	$11.86	$12.12	$10.79	$8.47	$10.00
Value at end of period	$10.67	$8.11	$14.38	$14.64	$11.86	$12.12	$10.79	$8.47
Number of accumulation units outstanding at end of period	15,494	11,818	12,345	16,278	26,508	13,783	7,507	749
BLACKROCK GLOBAL ALLOCATION V.I. FUND
(Funds were first received in this option during May 2008)
Value at beginning of period	$8.02	$10.31
Value at end of period	$9.61	$8.02
Number of accumulation units outstanding at end of period	289,884	157,683
COLUMBIA SMALL CAP VALUE FUND VS
(Fund first available during May 2005)
Value at beginning of period	$9.25	$13.00	$13.48	$11.40	$10.15
Value at end of period	$11.46	$9.25	$13.00	$13.48	$11.40
Number of accumulation units outstanding at end of period	29,230	27,505	29,920	34,140	47,910
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$10.61	$18.69	$16.09	$14.57	$12.61	$11.06	$8.71	$9.73	$10.00
Value at end of period	$14.23	$10.61	$18.69	$16.09	$14.57	$12.61	$11.06	$8.71	$9.73
Number of accumulation units outstanding at end of period	825,559	867,530	908,267	905,470	713,743	551,666	327,190	86,387	23,962
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$7.90	$13.94	$13.90	$11.70	$11.19	$10.16	$7.89	$9.61	$10.00
Value at end of period	$10.16	$7.90	$13.94	$13.90	$11.70	$11.19	$10.16	$7.89	$9.61
Number of accumulation units outstanding at end of period	347,831	401,729	429,511	420,104	514,374	519,515	308,618	137,711	26,226
ING AMERICAN FUNDS ASSET ALLOCATION PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$7.21	$10.16
Value at end of period	$8.81	$7.21
Number of accumulation units outstanding at end of period	44,294	6,595

SDVA	IV1

	Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001

ING AMERICAN FUNDS BOND PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$9.04	$10.14
Value at end of period	$10.04	$9.04
Number of accumulation units outstanding at end of period	163,350	44,947
ING AMERICAN FUNDS GROWTH-INCOME PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$8.98	$14.67	$14.17	$12.48	$11.97	$11.01	$10.00
Value at end of period	$11.61	$8.98	$14.67	$14.17	$12.48	$11.97	$11.01
Number of accumulation units outstanding at end of period	933,504	955,255	934,992	897,306	811,729	468,147	61,848
ING AMERICAN FUNDS GROWTH PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$9.09	$16.46	$14.87	$13.69	$11.96	$10.79	$10.00
Value at end of period	$12.48	$9.09	$16.46	$14.87	$13.69	$11.96	$10.79
Number of accumulation units outstanding at end of period	1,164,673	1,160,067	1,132,944	1,117,857	946,920	479,213	67,367
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$12.94	$22.71	$19.20	$16.38	$13.67	$11.64	$10.00
Value at end of period	$18.25	$12.94	$22.71	$19.20	$16.38	$13.67	$11.64
Number of accumulation units outstanding at end of period	629,054	627,231	637,013	593,924	533,978	313,605	40,608
ING AMERICAN FUNDS WORLD ALLOCATION PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$10.69
Value at end of period	$13.13
Number of accumulation units outstanding at end of period	4,071
ING ARTIO FOREIGN PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$11.79	$21.12	$18.31	$14.31	$12.52	$10.72	$8.25	$10.00
Value at end of period	$14.04	$11.79	$21.12	$18.31	$14.31	$12.52	$10.72	$8.25
Number of accumulation units outstanding at end of period	295,437	329,488	359,311	317,079	228,564	150,528	37,732	3,926
ING BARON SMALL CAP GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$7.71	$13.24	$12.60	$11.04	$10.00
Value at end of period	$10.32	$7.71	$13.24	$12.60	$11.04
Number of accumulation units outstanding at end of period	230,323	193,360	205,623	141,657	72,996
ING BLACKROCK INFLATION PROTECTED BOND PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$9.94
Value at end of period	$10.62
Number of accumulation units outstanding at end of period	160,538
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$7.90	$13.09	$12.38	$11.67	$10.62
Value at end of period	$10.19	$7.90	$13.09	$12.38	$11.67
Number of accumulation units outstanding at end of period	107,232	191,117	164,463	171,116	117,504
ING BLACKROCK LARGE CAP VALUE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$8.56	$13.36	$12.93	$11.22	$10.98
Value at end of period	$9.56	$8.56	$13.36	$12.93	$11.22
Number of accumulation units outstanding at end of period	8,844	11,162	11,924	15,652	4,666

SDVA	IV2

	Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001

ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$6.52	$9.99
Value at end of period	$9.86	$6.52
Number of accumulation units outstanding at end of period	38,668	18,329
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Fund first available during June 2006)
Value at beginning of period	$7.30	$12.55	$13.67	$10.87
Value at end of period	$9.65	$7.30	$12.55	$13.67
Number of accumulation units outstanding at end of period	74,367	71,878	44,959	48,430
ING CLARION REAL ESTATE PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$10.91	$17.92	$22.00	$16.13	$13.95	$10.87
Value at end of period	$14.69	$10.91	$17.92	$22.00	$16.13	$13.95
Number of accumulation units outstanding at end of period	117,506	113,525	115,394	126,148	119,731	27,720
ING COLUMBIA SMALL CAP VALUE PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$6.72	$10.29	$10.08	$10.05
Value at end of period	$8.30	$6.72	$10.29	$10.08
Number of accumulation units outstanding at end of period	110,539	149,933	127,183	77,168
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Fund first available during January 2006)
Value at beginning of period	$6.95	$11.54	$11.18	$10.26
Value at end of period	$9.05	$6.95	$11.54	$11.18
Number of accumulation units outstanding at end of period	179,609	158,615	112,120	53,296
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$9.31	$13.18	$12.26	$10.87	$9.94	$9.72
Value at end of period	$11.07	$9.31	$13.18	$12.26	$10.87	$9.94
Number of accumulation units outstanding at end of period	85,779	133,789	118,427	136,843	144,971	33,385
ING EVERGREEN OMEGA PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$8.99	$12.53	$11.33	$10.83	$10.52	$9.93
Value at end of period	$12.68	$8.99	$12.53	$11.33	$10.83	$10.52
Number of accumulation units outstanding at end of period	83,827	45,525	48,061	54,505	56,706	12,323
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$9.13	$15.15	$13.36	$12.05	$9.96
Value at end of period	$12.59	$9.13	$15.15	$13.36	$12.05
Number of accumulation units outstanding at end of period	167,288	171,019	187,448	128,496	26,655
ING FOCUS 5 PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$6.04	$10.18
Value at end of period	$7.29	$6.04
Number of accumulation units outstanding at end of period	544	434
ING FRANKLIN INCOME PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$7.81	$11.14	$10.96	$10.02
Value at end of period	$10.21	$7.81	$11.14	$10.96
Number of accumulation units outstanding at end of period	557,839	433,035	335,395	172,105

SDVA	IV3

	Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001

ING FRANKLIN MUTUAL SHARES PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$7.35	$11.92	$12.48
Value at end of period	$9.21	$7.35	$11.92
Number of accumulation units outstanding at end of period	202,810	204,722	168,065
ING FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$6.14	$9.64	$10.14
Value at end of period	$7.92	$6.14	$9.64
Number of accumulation units outstanding at end of period	77,286	69,684	62,482
ING GLOBAL RESOURCES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.45	$21.31	$16.14	$13.42	$9.56
Value at end of period	$16.96	$12.45	$21.31	$16.14	$13.42
Number of accumulation units outstanding at end of period	149,093	127,955	96,378	59,314	38,316
ING GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$6.13	$9.66
Value at end of period	$7.90	$6.13
Number of accumulation units outstanding at end of period	1,371,537	1,055,301
ING HANG SENG INDEX PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$10.19
Value at end of period	$13.00
Number of accumulation units outstanding at end of period	12,052
ING INDEX PLUS LARGECAP PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$7.52	$12.13	$11.69	$10.33	$9.92	$9.08	$7.28	$9.40	$10.00
Value at end of period	$9.16	$7.52	$12.13	$11.69	$10.33	$9.92	$9.08	$7.28	$9.40
Number of accumulation units outstanding at end of period	2,858,096	1,834,630	1,639,937	397,879	407,086	418,924	334,015	141,983	16,897
ING INDEX PLUS MIDCAP PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$9.91	$16.06	$15.41	$14.26	$12.98	$11.27	$8.61	$9.91	$10.00
Value at end of period	$12.90	$9.91	$16.06	$15.41	$14.26	$12.98	$11.27	$8.61	$9.91
Number of accumulation units outstanding at end of period	370,245	344,429	393,916	470,325	530,496	517,452	312,714	133,786	25,943
ING INDEX PLUS SMALLCAP PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$10.24	$15.58	$16.82	$14.97	$14.07	$11.67	$8.67	$10.11	$10.00
Value at end of period	$12.63	$10.24	$15.58	$16.82	$14.97	$14.07	$11.67	$8.67	$10.11
Number of accumulation units outstanding at end of period	277,071	259,992	285,715	328,082	388,229	336,053	212,622	97,304	18,193
ING INTERMEDIATE BOND PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$9.87	$10.90	$10.42	$10.13	$10.04
Value at end of period	$10.87	$9.87	$10.90	$10.42	$10.13
Number of accumulation units outstanding at end of period	2,146,877	1,471,381	359,648	249,344	99,176
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$6.09	$10.26
Value at end of period	$7.68	$6.09
Number of accumulation units outstanding at end of period	95,951	809

SDVA	IV4

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001

ING JANUS CONTRARIAN PORTFOLIO
(Fund first available during November 2004)
Value at beginning of period	$9.72	$19.24	$16.07	$13.19	$11.52	$10.69
Value at end of period	$13.14	$9.72	$19.24	$16.07	$13.19	$11.52
Number of accumulation units outstanding at end of period	92,749	88,500	99,303	22,452	10,207	1,302
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.26	$25.41	$18.52	$13.77	$10.28
Value at end of period	$20.84	$12.26	$25.41	$18.52	$13.77
Number of accumulation units outstanding at end of period	140,300	134,627	135,439	102,809	38,991
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$11.79	$17.77	$17.53	$15.19	$14.14	$11.84	$9.19	$10.00
Value at end of period	$14.67	$11.79	$17.77	$17.53	$15.19	$14.14	$11.84	$9.19
Number of accumulation units outstanding at end of period	73,106	72,668	88,982	99,336	131,775	110,487	50,682	7,703
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$10.46	$15.07	$15.48	$13.40	$13.63	$10.46	$7.87	$10.00
Value at end of period	$13.19	$10.46	$15.07	$15.48	$13.40	$13.63	$10.46	$7.87
Number of accumulation units outstanding at end of period	104,806	100,668	113,966	122,935	109,313	85,598	30,406	2,395
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$8.23	$13.69	$14.09	$12.93	$11.74	$10.83	$10.00
Value at end of period	$10.75	$8.23	$13.69	$14.09	$12.93	$11.74	$10.83
Number of accumulation units outstanding at end of period	35,599	34,077	44,917	61,704	74,488	74,276	856
ING LIQUID ASSETS PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$18.72	$18.45	$17.75	$17.12	$16.81	$16.82	$16.86	$16.78	$16.64
Value at end of period	$18.60	$18.72	$18.45	$17.75	$17.12	$16.81	$16.82	$16.86	$16.78
Number of accumulation units outstanding at end of period	1,483,805	1,679,566	818,125	379,225	191,796	298,469	174,559	125,682	10,855
ING LORD ABBETT AFFILIATED PORTFOLIO
(Fund first available during December 2003)
Value at beginning of period	$9.55	$15.21	$14.74	$12.66	$12.11	$11.13	$10.00
Value at end of period	$11.24	$9.55	$15.21	$14.74	$12.66	$12.11	$11.13
Number of accumulation units outstanding at end of period	22,543	20,017	20,285	32,046	5,318	4,991	3,929
ING MARSICO GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$8.43	$14.26	$12.61	$12.13	$11.25	$9.72
Value at end of period	$10.77	$8.43	$14.26	$12.61	$12.13	$11.25
Number of accumulation units outstanding at end of period	155,590	160,660	172,542	131,122	67,535	28,440
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$9.14	$18.27	$15.30	$12.45	$10.06
Value at end of period	$12.45	$9.14	$18.27	$15.30	$12.45
Number of accumulation units outstanding at end of period	97,947	105,954	97,500	154,055	49,031
ING MFS TOTAL RETURN PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$22.75	$29.58	$28.71	$25.90	$25.41	$23.08	$19.96	$21.24	$21.21
Value at end of period	$26.57	$22.75	$29.58	$28.71	$25.90	$25.41	$23.08	$19.96	$21.24
Number of accumulation units outstanding at end of period	315,851	338,065	410,842	426,361	436,951	288,602	208,270	100,967	23,176

SDVA	IV5

	Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001

ING MFS UTILITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.53	$18.69	$14.81	$11.43	$10.05
Value at end of period	$15.17	$11.53	$18.69	$14.81	$11.43
Number of accumulation units outstanding at end of period	193,722	160,649	158,121	112,423	62,951
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$6.50	$10.06
Value at end of period	$9.07	$6.50
Number of accumulation units outstanding at end of period	26,357	13,767
ING OPPENHEIMER ACTIVE ALLOCATION PORTFOLIO
(Funds were first received in this option during June 2009)
Value at beginning of period	$11.24
Value at end of period	$12.98
Number of accumulation units outstanding at end of period	628
ING OPPENHEIMER GLOBAL PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$8.78	$14.86	$14.07	$12.04	$10.06
Value at end of period	$12.14	$8.78	$14.86	$14.07	$12.04
Number of accumulation units outstanding at end of period	111,643	108,588	119,469	130,552	145,375
ING OPPENHEIMER GLOBAL PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$10.06	$17.07	$16.21	$13.91	$12.40	$10.89	$8.34	$10.00
Value at end of period	$13.89	$10.06	$17.07	$16.21	$13.91	$12.40	$10.89	$8.34
Number of accumulation units outstanding at end of period	170,424	176,836	168,973	139,169	54,637	46,615	29,810	1,482
ING OPPORTUNISTIC LARGECAP PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$6.95	$10.93	$10.74	$9.37	$8.86	$8.14	$6.62	$9.04	$10.00
Value at end of period	$7.91	$6.95	$10.93	$10.74	$9.37	$8.86	$8.14	$6.62	$9.04
Number of accumulation units outstanding at end of period	84,799	88,588	92,141	101,434	117,122	68,299	53,477	31,205	1,584
ING PIMCO HIGH YIELD PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$9.46	$12.33	$12.10	$11.22	$10.85	$10.00
Value at end of period	$14.00	$9.46	$12.33	$12.10	$11.22	$10.85
Number of accumulation units outstanding at end of period	353,313	372,409	449,307	476,338	449,334	447,490
ING PIMCO TOTAL RETURN BOND PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$16.61	$16.09	$14.91	$14.43	$14.21	$13.68	$13.19	$12.25	$11.80
Value at end of period	$18.83	$16.61	$16.09	$14.91	$14.43	$14.21	$13.68	$13.19	$12.25
Number of accumulation units outstanding at end of period	1,580,125	1,356,952	862,232	725,870	673,582	530,901	367,672	161,644	42,619
ING PIONEER FUND PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$8.57	$13.26	$12.74	$11.01	$10.23
Value at end of period	$10.54	$8.57	$13.26	$12.74	$11.01
Number of accumulation units outstanding at end of period	43,069	46,213	70,706	89,344	42,278
ING PIONEER MID CAP VALUE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$8.42	$12.71	$12.16	$10.93	$9.96
Value at end of period	$10.44	$8.42	$12.71	$12.16	$10.93
Number of accumulation units outstanding at end of period	186,703	181,447	124,288	52,429	38,742

SDVA	IV6

	Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001

ING RETIREMENT CONSERVATIVE PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$8.25
Value at end of period	$8.32
Number of accumulation units outstanding at end of period	95,905
ING RETIREMENT GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.22
Value at end of period	$9.38
Number of accumulation units outstanding at end of period	1,279,078
ING RETIREMENT MODERATE GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.50
Value at end of period	$9.64
Number of accumulation units outstanding at end of period	985,236
ING RETIREMENT MODERATE PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.75
Value at end of period	$9.87
Number of accumulation units outstanding at end of period	961,001
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during June 2009)
Value at beginning of period	$10.71
Value at end of period	$12.73
Number of accumulation units outstanding at end of period	150,545
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$6.73	$10.32
Value at end of period	$8.24	$6.73
Number of accumulation units outstanding at end of period	142,141	123,949
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$10.65
Value at end of period	$12.55
Number of accumulation units outstanding at end of period	188,487
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$11.58
Value at end of period	$13.04
Number of accumulation units outstanding at end of period	32,327
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$6.15	$9.39
Value at end of period	$8.51	$6.15
Number of accumulation units outstanding at end of period	15,954	786
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$6.99	$10.26
Value at end of period	$8.76	$6.99
Number of accumulation units outstanding at end of period	27,755	23,673

SDVA	IV7

	Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001

ING SMALLCAP OPPORTUNITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$9.43	$14.55	$13.38	$12.02	$11.06
Value at end of period	$12.20	$9.43	$14.55	$13.38	$12.02
Number of accumulation units outstanding at end of period	5,413	3,750	4,235	4,419	155
ING SMALL COMPANY PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$7.17	$10.18
Value at end of period	$9.04	$7.17
Number of accumulation units outstanding at end of period	67,630	57,125
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$9.30	$12.96	$12.53	$11.04	$10.18
Value at end of period	$12.28	$9.30	$12.96	$12.53	$11.04
Number of accumulation units outstanding at end of period	851,174	769,031	639,407	395,726	175,769
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$8.86	$13.91	$13.63	$11.55	$11.22	$9.76
Value at end of period	$10.97	$8.86	$13.91	$13.63	$11.55	$11.22
Number of accumulation units outstanding at end of period	303,468	289,598	279,296	260,062	257,330	76,763
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during June 2007)
Value at beginning of period	$5.83	$10.21	$10.02
Value at end of period	$8.23	$5.83	$10.21
Number of accumulation units outstanding at end of period	31,553	18,101	35,104
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Fund first available during June 2006)
Value at beginning of period	$7.53	$12.80	$11.22	$9.31
Value at end of period	$9.83	$7.53	$12.80	$11.22
Number of accumulation units outstanding at end of period	146,123	139,728	58,432	31,855
ING TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
(Fund first available during May 2005)
Value at beginning of period	$8.44	$14.13	$13.93	$11.53	$10.49
Value at end of period	$11.06	$8.44	$14.13	$13.93	$11.53
Number of accumulation units outstanding at end of period	119,983	110,702	116,403	73,111	1,522
ING THORNBURG VALUE PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$6.46	$10.83	$10.20	$8.81	$8.76	$7.83	$6.18	$8.93	$10.00
Value at end of period	$9.27	$6.46	$10.83	$10.20	$8.81	$8.76	$7.83	$6.18	$8.93
Number of accumulation units outstanding at end of period	21,519	19,978	25,001	31,611	32,891	38,704	40,717	24,403	3,867
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.24	$9.94
Value at end of period	$10.70	$10.24
Number of accumulation units outstanding at end of period	112,347	33,796
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$8.14	$13.70	$13.70	$12.10	$11.21	$10.02
Value at end of period	$10.61	$8.14	$13.70	$13.70	$12.10	$11.21
Number of accumulation units outstanding at end of period	6,193	8,205	12,654	47,595	9,595	4,949

SDVA	IV8

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001

ING VAN KAMPEN COMSTOCK PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$8.86	$14.07	$14.54	$12.67	$12.36	$10.69	$8.32	$10.00
Value at end of period	$11.27	$8.86	$14.07	$14.54	$12.67	$12.36	$10.69	$8.32
Number of accumulation units outstanding at end of period	190,918	211,587	224,752	248,492	218,865	160,272	84,810	6,160
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$9.39	$12.41	$12.13	$10.89	$10.32
Value at end of period	$11.39	$9.39	$12.41	$12.13	$10.89
Number of accumulation units outstanding at end of period	222,057	229,290	118,769	85,406	56,402
ING VAN KAMPEN GLOBAL FRANCHISE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$9.87	$13.95	$12.84	$10.68	$10.23
Value at end of period	$12.60	$9.87	$13.95	$12.84	$10.68
Number of accumulation units outstanding at end of period	122,253	96,721	98,965	93,100	28,115
ING VAN KAMPEN GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$10.54
Value at end of period	$12.17
Number of accumulation units outstanding at end of period	2,247
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$8.74	$13.02	$12.81	$11.15	$10.10
Value at end of period	$10.73	$8.74	$13.02	$12.81	$11.15
Number of accumulation units outstanding at end of period	167,879	180,062	148,515	99,858	45,311
ING WELLS FARGO SMALL CAP DISCIPLINED PORTFOLIO
(Fund first available during March 2006)
Value at beginning of period	$7.32	$10.99	$11.52	$10.43
Value at end of period	$9.43	$7.32	$10.99	$11.52
Number of accumulation units outstanding at end of period	12,291	3,646	4,619	8,651
ING WISDOM TREESM GLOBAL HIGH-YIELDING EQUITY INDEX
PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$6.04	$8.94
Value at end of period	$7.77	$6.04
Number of accumulation units outstanding at end of period	18,059	2,749
PROFUND VP BULL
(Fund first available during August 2003)
Value at beginning of period	$6.53	$10.58	$10.32	$9.17	$9.01	$8.36	$10.00
Value at end of period	$8.05	$6.53	$10.58	$10.32	$9.17	$9.01	$8.36
Number of accumulation units outstanding at end of period	1,298	2,122	4,256	6,030	4,857	5,731	1,317
PROFUND VP EUROPE 30
(Fund first available during December 2003)
Value at beginning of period	$7.44	$13.42	$11.82	$10.16	$9.49	$8.38	$10.00
Value at end of period	$9.75	$7.44	$13.42	$11.82	$10.16	$9.49	$8.38
Number of accumulation units outstanding at end of period	5,465	8,225	8,954	10,395	10,342	11,091	7,306
PROFUND VP RISING RATES OPPORTUNITY
(Fund first available during October 2003)
Value at beginning of period	$4.75	$7.74	$8.24	$7.55	$8.28	$9.38	$10.00
Value at end of period	$6.22	$4.75	$7.74	$8.24	$7.55	$8.28	$9.38
Number of accumulation units outstanding at end of period	35,221	38,392	40,425	53,562	51,285	35,487	16,785

SDVA	IV9

	Condensed Financial Information (continued)

	Separate Account Annual Charges of 1.90%

	2009	2008	2007	2006	2005	2004	2003	2002	2001

AIM V.I. LEISURE FUND
(Fund first available during May 2002)
Value at beginning of period	$7.61	$13.61	$13.99	$11.45	$11.81	$10.61	$8.41	$10.00
Value at end of period	$9.91	$7.61	$13.61	$13.99	$11.45	$11.81	$10.61	$8.41
Number of accumulation units outstanding at end of period	3,413	3,826	3,829	6,541	6,543	668,459	510,398	0
BLACKROCK GLOBAL ALLOCATION V.I. FUND
(Funds were first received in this option during July 2008)
Value at beginning of period	$7.96	$9.62
Value at end of period	$9.44	$7.96
Number of accumulation units outstanding at end of period	24,268	17,229
COLUMBIA SMALL CAP VALUE FUND VS
(Fund first available during May 2005)
Value at beginning of period	$8.93	$12.67	$13.26	$11.32	$10.19
Value at end of period	$10.95	$8.93	$12.67	$13.26	$11.32
Number of accumulation units outstanding at end of period	1,239	7,125	10,744	11,104	11,597
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$9.87	$17.56	$15.26	$13.96	$12.20	$10.80	$8.59	$9.68	$10.00
Value at end of period	$13.12	$9.87	$17.56	$15.26	$13.96	$12.20	$10.80	$8.59	$9.68
Number of accumulation units outstanding at end of period	63,550	112,124	167,342	165,314	155,560	117,473	73,653	26,329	8,281
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$7.35	$13.10	$13.19	$11.21	$10.82	$9.92	$7.78	$9.57	$10.00
Value at end of period	$9.36	$7.35	$13.10	$13.19	$11.21	$10.82	$9.92	$7.78	$9.57
Number of accumulation units outstanding at end of period	43,756	122,027	147,298	133,068	139,709	3,034,707	1,794,730	24,657	9,493
ING AMERICAN FUNDS ASSET ALLOCATION PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$7.16	$9.92
Value at end of period	$8.67	$7.16
Number of accumulation units outstanding at end of period	1,019	126
ING AMERICAN FUNDS BOND PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$8.97	$10.13
Value at end of period	$9.87	$8.97
Number of accumulation units outstanding at end of period	56,479	57,287
ING AMERICAN FUNDS GROWTH-INCOME PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$8.53	$14.07	$13.72	$12.21	$11.82	$10.97	$10.00
Value at end of period	$10.92	$8.53	$14.07	$13.72	$12.21	$11.82	$10.97
Number of accumulation units outstanding at end of period	123,513	203,674	282,053	275,143	259,406	9,395,072	1,387,064
ING AMERICAN FUNDS GROWTH PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$8.63	$15.79	$14.40	$13.39	$11.80	$10.75	$10.00
Value at end of period	$11.74	$8.63	$15.79	$14.40	$13.39	$11.80	$10.75
Number of accumulation units outstanding at end of period	156,771	315,600	378,379	365,547	361,680	12,085,363	1,785,979

SDVA	IV10

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001

ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$12.29	$21.78	$18.59	$16.01	$13.50	$11.60	$10.00
Value at end of period	$17.16	$12.29	$21.78	$18.59	$16.01	$13.50	$11.60
Number of accumulation units outstanding at end of period	87,804	137,719	186,510	174,458	156,496	3,432,847	564,361
ING AMERICAN FUNDS WORLD ALLOCATION PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$11.45
Value at end of period	$13.04
Number of accumulation units outstanding at end of period	553
ING ARTIO FOREIGN PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$11.06	$20.00	$17.50	$13.81	$12.20	$10.55	$8.20	$10.00
Value at end of period	$13.04	$11.06	$20.00	$17.50	$13.81	$12.20	$10.55	$8.20
Number of accumulation units outstanding at end of period	31,711	51,840	77,444	74,000	53,936	3,062,604	582,823	2,717
ING BARON SMALL CAP GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$7.44	$12.90	$12.40	$10.97	$10.42
Value at end of period	$9.86	$7.44	$12.90	$12.40	$10.97
Number of accumulation units outstanding at end of period	12,738	54,352	53,674	15,523	17,235
ING BLACKROCK INFLATION PROTECTED BOND PORTFOLIO
(Funds were first received in this option during June 2009)
Value at beginning of period	$9.97
Value at end of period	$10.55
Number of accumulation units outstanding at end of period	13,288
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$7.62	$12.76	$12.18	$11.59	$11.18
Value at end of period	$9.74	$7.62	$12.76	$12.18	$11.59
Number of accumulation units outstanding at end of period	17,922	28,574	37,675	47,308	44,540
ING BLACKROCK LARGE CAP VALUE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$8.26	$13.01	$12.72	$11.14	$11.03
Value at end of period	$9.14	$8.26	$13.01	$12.72	$11.14
Number of accumulation units outstanding at end of period	2,882	3,201	4,759	4,804	3,528
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$6.48	$9.99
Value at end of period	$9.70	$6.48
Number of accumulation units outstanding at end of period	4,612	3,252
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$7.11	$12.35	$13.58	$11.42
Value at end of period	$9.31	$7.11	$12.35	$13.58
Number of accumulation units outstanding at end of period	2,911	8,882	13,622	13,045
ING CLARION REAL ESTATE PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$10.43	$17.30	$21.44	$15.88	$13.86	$9.70
Value at end of period	$13.91	$10.43	$17.30	$21.44	$15.88	$13.86
Number of accumulation units outstanding at end of period	8,509	20,724	46,503	61,826	41,575	1,760,569

SDVA	IV11

	Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001

ING COLUMBIA SMALL CAP VALUE PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$6.54	$10.12	$10.02	$10.19
Value at end of period	$8.01	$6.54	$10.12	$10.02
Number of accumulation units outstanding at end of period	865	4,994	4,112	5,452
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Fund first available during February 2006)
Value at beginning of period	$6.74	$11.31	$11.07	$9.96
Value at end of period	$8.70	$6.74	$11.31	$11.07
Number of accumulation units outstanding at end of period	10,587	19,769	21,550	18,010
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$8.90	$12.72	$11.95	$10.69	$9.87	$9.95
Value at end of period	$10.48	$8.90	$12.72	$11.95	$10.69	$9.87
Number of accumulation units outstanding at end of period	19,291	64,844	65,076	71,746	69,489	592,804
ING EVERGREEN OMEGA PORTFOLIO
(Fund first available during December 2004)
Value at beginning of period	$8.59	$12.09	$11.04	$10.66	$10.45	$10.48
Value at end of period	$12.01	$8.59	$12.09	$11.04	$10.66	$10.45
Number of accumulation units outstanding at end of period	4,747	3,277	8,614	10,224	12,100	45,863
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$8.81	$14.76	$13.15	$11.97	$11.08
Value at end of period	$12.03	$8.81	$14.76	$13.15	$11.97
Number of accumulation units outstanding at end of period	31,150	57,885	62,177	32,111	22,982
ING FOCUS 5 PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$6.00	$8.86
Value at end of period	$7.17	$6.00
Number of accumulation units outstanding at end of period	0	171
ING FRANKLIN INCOME PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$7.61	$10.96	$10.89	$9.98
Value at end of period	$9.85	$7.61	$10.96	$10.89
Number of accumulation units outstanding at end of period	26,341	81,432	106,851	42,469
ING FRANKLIN MUTUAL SHARES PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$7.23	$11.85	$12.70
Value at end of period	$8.97	$7.23	$11.85
Number of accumulation units outstanding at end of period	23,366	68,923	70,039
ING FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$6.04	$9.57	$10.09
Value at end of period	$7.72	$6.04	$9.57
Number of accumulation units outstanding at end of period	9,173	34,671	33,974
ING GLOBAL RESOURCES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.02	$20.76	$15.88	$13.33	$10.22
Value at end of period	$16.21	$12.02	$20.76	$15.88	$13.33
Number of accumulation units outstanding at end of period	14,729	38,394	43,464	47,838	14,432

SDVA	IV12

	Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001

ING GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$6.07	$9.26
Value at end of period	$7.74	$6.07
Number of accumulation units outstanding at end of period	365,489	539,831
ING HANG SENG INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$10.80
Value at end of period	$12.92
Number of accumulation units outstanding at end of period	39
ING INDEX PLUS LARGECAP PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$7.00	$11.40	$11.09	$9.89	$9.59	$8.87	$7.18	$9.36	$10.00
Value at end of period	$8.45	$7.00	$11.40	$11.09	$9.89	$9.59	$8.87	$7.18	$9.36
Number of accumulation units outstanding at end of period	267,105	1,162,616	1,006,831	121,893	127,326	1,954,792	957,662	26,792	4,667
ING INDEX PLUS MIDCAP PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$9.22	$15.09	$14.62	$13.65	$12.56	$11.00	$8.49	$9.87	$10.00
Value at end of period	$11.89	$9.22	$15.09	$14.62	$13.65	$12.56	$11.00	$8.49	$9.87
Number of accumulation units outstanding at end of period	81,040	129,754	170,272	204,576	215,751	770,708	113,912	97,941	4,408
ING INDEX PLUS SMALLCAP PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$9.53	$14.64	$15.96	$14.34	$13.61	$11.40	$8.55	$10.07	$10.00
Value at end of period	$11.64	$9.53	$14.64	$15.96	$14.34	$13.61	$11.40	$8.55	$10.07
Number of accumulation units outstanding at end of period	64,677	104,324	153,572	172,412	176,453	711,336	101,972	69,821	5,763
ING INTERMEDIATE BOND PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$9.52	$10.62	$10.25	$10.06	$10.03
Value at end of period	$10.39	$9.52	$10.62	$10.25	$10.06
Number of accumulation units outstanding at end of period	752,666	780,147	105,617	68,813	38,902
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during June 2009)
Value at beginning of period	$6.36
Value at end of period	$7.55
Number of accumulation units outstanding at end of period	27,336
ING JANUS CONTRARIAN PORTFOLIO
(Fund first available during October 2004)
Value at beginning of period	$9.29	$18.57	$15.66	$12.98	$11.44	$10.31
Value at end of period	$12.44	$9.29	$18.57	$15.66	$12.98	$11.44
Number of accumulation units outstanding at end of period	22,656	49,979	63,930	6,521	2,118	1,251,267
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.83	$24.75	$18.22	$13.68	$10.34
Value at end of period	$19.91	$11.83	$24.75	$18.22	$13.68
Number of accumulation units outstanding at end of period	18,896	36,266	50,695	30,698	12,577
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$11.05	$16.83	$16.76	$14.66	$13.78	$11.65	$9.13	$10.00
Value at end of period	$13.62	$11.05	$16.83	$16.76	$14.66	$13.78	$11.65	$9.13
Number of accumulation units outstanding at end of period	22,817	37,233	53,606	120,976	141,544	143,912	82,437	2,029

SDVA	IV13

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001

ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$9.81	$14.27	$14.80	$12.93	$13.63	$10.30	$7.82	$10.00
Value at end of period	$12.25	$9.81	$14.27	$14.80	$12.93	$13.63	$10.30	$7.82
Number of accumulation units outstanding at end of period	14,494	53,162	67,737	70,056	83,207	2,099,655	1,006,794	2,735
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$7.81	$13.13	$13.64	$12.64	$11.59	$10.80	$10.00
Value at end of period	$10.12	$7.81	$13.13	$13.64	$12.64	$11.59	$10.80
Number of accumulation units outstanding at end of period	16,175	17,908	22,089	19,873	26,458	1,947,332	291,189
ING LIQUID ASSETS PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$15.45	$15.37	$14.93	$14.54	$14.42	$14.57	$14.70	$14.81	$14.76
Value at end of period	$15.20	$15.45	$15.37	$14.93	$14.54	$14.42	$14.57	$14.70	$14.81
Number of accumulation units outstanding at end of period	229,816	701,838	517,187	423,630	301,712	5,864,378	5,938,918	130,083	45,601
ING LORD ABBETT AFFILIATED PORTFOLIO
(Fund first available during December 2003)
Value at beginning of period	$9.07	$14.59	$14.28	$12.37	$11.96	$11.09	$10.00
Value at end of period	$10.57	$9.07	$14.59	$14.28	$12.37	$11.96	$11.09
Number of accumulation units outstanding at end of period	17,752	22,015	25,164	25,181	21,046	2,375,113	2,433,238
ING MARSICO GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$8.06	$13.76	$12.29	$11.94	$11.17	$9.69
Value at end of period	$10.20	$8.06	$13.76	$12.29	$11.94	$11.17
Number of accumulation units outstanding at end of period	8,390	14,633	16,444	12,344	10,443	5,851,107
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$8.82	$17.81	$15.06	$12.37	$10.31
Value at end of period	$11.90	$8.82	$17.81	$15.06	$12.37
Number of accumulation units outstanding at end of period	14,353	26,068	29,695	27,358	27,718
ING MFS TOTAL RETURN PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$19.83	$26.03	$25.52	$23.24	$23.02	$21.12	$18.44	$19.81	$19.87
Value at end of period	$22.94	$19.83	$26.03	$25.52	$23.24	$23.02	$21.12	$18.44	$19.81
Number of accumulation units outstanding at end of period	51,059	105,511	159,237	167,405	157,559	6,519,914	5,686,198	58,555	8,837
ING MFS UTILITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.13	$18.21	$14.58	$11.36	$10.15
Value at end of period	$14.50	$11.13	$18.21	$14.58	$11.36
Number of accumulation units outstanding at end of period	16,107	41,108	45,911	43,360	31,643
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$6.45	$10.05
Value at end of period	$8.93	$6.45
Number of accumulation units outstanding at end of period	2,471	3,230
ING OPPENHEIMER ACTIVE ALLOCATION PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$10.67
Value at end of period	$12.89
Number of accumulation units outstanding at end of period	1,053

SDVA	IV14

	Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001

ING OPPENHEIMER GLOBAL PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$8.47	$14.47	$13.85	$11.96	$10.06
Value at end of period	$11.60	$8.47	$14.47	$13.85	$11.96
Number of accumulation units outstanding at end of period	22,899	44,624	61,537	69,753	74,094
ING OPPENHEIMER GLOBAL PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$9.44	$16.16	$15.49	$13.43	$12.09	$10.71	$8.28	$10.00
Value at end of period	$12.90	$9.44	$16.16	$15.49	$13.43	$12.09	$10.71	$8.28
Number of accumulation units outstanding at end of period	5,829	11,592	16,883	14,129	7,670	19,568	16,760	193
ING OPPORTUNISTIC LARGECAP PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$6.47	$10.27	$10.19	$8.97	$8.57	$7.95	$6.52	$9.00	$10.00
Value at end of period	$7.29	$6.47	$10.27	$10.19	$8.97	$8.57	$7.95	$6.52	$9.00
Number of accumulation units outstanding at end of period	19,291	26,530	28,348	31,506	39,022	15,744	13,516	7,083	3,112
ING PIMCO HIGH YIELD PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$9.05	$11.90	$11.80	$11.04	$10.78	$10.00
Value at end of period	$13.26	$9.05	$11.90	$11.80	$11.04	$10.78
Number of accumulation units outstanding at end of period	78,581	139,311	198,252	204,294	182,920	8,122,576
ING PIMCO TOTAL RETURN BOND PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$14.48	$14.16	$13.25	$12.95	$12.88	$12.52	$12.18	$11.43	$11.05
Value at end of period	$16.26	$14.48	$14.16	$13.25	$12.95	$12.88	$12.52	$12.18	$11.43
Number of accumulation units outstanding at end of period	203,467	266,687	240,250	188,700	191,646	6,098,052	5,824,732	280,008	20,362
ING PIONEER FUND PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$8.27	$12.92	$12.53	$10.94	$10.77
Value at end of period	$10.07	$8.27	$12.92	$12.53	$10.94
Number of accumulation units outstanding at end of period	7,846	19,744	24,688	25,524	24,534
ING PIONEER MID CAP VALUE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$8.13	$12.39	$11.97	$10.86	$10.47
Value at end of period	$9.98	$8.13	$12.39	$11.97	$10.86
Number of accumulation units outstanding at end of period	16,771	101,456	101,887	21,668	13,303
ING RETIREMENT CONSERVATIVE PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$8.25
Value at end of period	$8.31
Number of accumulation units outstanding at end of period	5,518
ING RETIREMENT GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.21
Value at end of period	$9.36
Number of accumulation units outstanding at end of period	97,900
ING RETIREMENT MODERATE GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.49
Value at end of period	$9.62
Number of accumulation units outstanding at end of period	120,945

SDVA	IV15

	Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001

ING RETIREMENT MODERATE PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.75
Value at end of period	$9.85
Number of accumulation units outstanding at end of period	150,309
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$10.83
Value at end of period	$12.64
Number of accumulation units outstanding at end of period	50,632
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during June 2009)
Value at beginning of period	$6.90
Value at end of period	$8.10
Number of accumulation units outstanding at end of period	23,682
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$10.63
Value at end of period	$12.46
Number of accumulation units outstanding at end of period	45,844
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$11.55
Value at end of period	$12.95
Number of accumulation units outstanding at end of period	1,435
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$6.11	$8.61
Value at end of period	$8.37	$6.11
Number of accumulation units outstanding at end of period	5,389	303
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$6.94	$10.31
Value at end of period	$8.61	$6.94
Number of accumulation units outstanding at end of period	3,997	6,375
ING SMALLCAP OPPORTUNITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$9.10	$14.18	$13.16	$11.94	$11.12
Value at end of period	$11.66	$9.10	$14.18	$13.16	$11.94
Number of accumulation units outstanding at end of period	330	883	975	2,134	1,178
ING SMALL COMPANY PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$7.12	$9.54
Value at end of period	$8.89	$7.12
Number of accumulation units outstanding at end of period	269	1,880
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$8.98	$12.62	$12.33	$10.96	$10.05
Value at end of period	$11.73	$8.98	$12.62	$12.33	$10.96
Number of accumulation units outstanding at end of period	61,718	153,663	193,477	144,645	51,306

SDVA	IV16

	Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001

ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Fund first available during July 2004)
Value at beginning of period	$8.47	$13.42	$13.28	$11.37	$11.15	$10.07
Value at end of period	$10.38	$8.47	$13.42	$13.28	$11.37	$11.15
Number of accumulation units outstanding at end of period	21,599	50,205	75,180	44,680	36,115	5,039,682
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during June 2007)
Value at beginning of period	$5.73	$10.14	$10.30
Value at end of period	$8.02	$5.73	$10.14
Number of accumulation units outstanding at end of period	3,578	1,263	576
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Fund first available during June 2006)
Value at beginning of period	$7.34	$12.60	$11.15	$9.61
Value at end of period	$9.49	$7.34	$12.60	$11.15
Number of accumulation units outstanding at end of period	21,983	37,621	16,971	5,116
ING TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
(Fund first available during May 2005)
Value at beginning of period	$8.15	$13.77	$13.70	$11.46	$10.28
Value at end of period	$10.57	$8.15	$13.77	$13.70	$11.46
Number of accumulation units outstanding at end of period	4,561	13,985	25,283	16,003	6,246
ING THORNBURG VALUE PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$6.01	$10.18	$9.68	$8.44	$8.47	$7.65	$6.09	$8.89	$10.00
Value at end of period	$8.54	$6.01	$10.18	$9.68	$8.44	$8.47	$7.65	$6.09	$8.89
Number of accumulation units outstanding at end of period	15,748	27,003	35,639	43,384	51,164	52,656	57,505	27,828	5,621
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$10.16	$9.96
Value at end of period	$10.52	$10.16
Number of accumulation units outstanding at end of period	8,500	7,903
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$7.78	$13.22	$13.35	$11.91	$11.13	$10.01
Value at end of period	$10.04	$7.78	$13.22	$13.35	$11.91	$11.13
Number of accumulation units outstanding at end of period	634	634	2,055	1,795	2,950	2,964
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$8.30	$13.33	$13.90	$12.23	$12.05	$10.52	$8.27	$10.00
Value at end of period	$10.47	$8.30	$13.33	$13.90	$12.23	$12.05	$10.52	$8.27
Number of accumulation units outstanding at end of period	22,655	39,124	57,070	95,691	98,322	177,317	54,491	2,102
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$9.06	$12.09	$11.93	$10.82	$10.48
Value at end of period	$10.88	$9.06	$12.09	$11.93	$10.82
Number of accumulation units outstanding at end of period	12,316	33,284	21,895	15,076	28,433
ING VAN KAMPEN GLOBAL FRANCHISE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$9.52	$13.59	$12.63	$10.61	$10.19
Value at end of period	$12.04	$9.52	$13.59	$12.63	$10.61
Number of accumulation units outstanding at end of period	8,253	26,935	42,628	35,898	19,921

SDVA	IV17

	Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001

ING VAN KAMPEN GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$11.45
Value at end of period	$12.09
Number of accumulation units outstanding at end of period	10,054
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$8.43	$12.68	$12.60	$11.07	$10.68
Value at end of period	$10.25	$8.43	$12.68	$12.60	$11.07
Number of accumulation units outstanding at end of period	25,385	36,970	41,623	38,660	18,860
ING WELLS FARGO SMALL CAP DISCIPLINED PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$7.10	$10.77	$11.40	$11.11
Value at end of period	$9.06	$7.10	$10.77	$11.40
Number of accumulation units outstanding at end of period	9,728	9,193	9,700	634
PROFUND VP BULL
(Fund first available during August 2003)
Value at beginning of period	$6.07	$9.93	$9.77	$8.76	$8.69	$8.14	$10.00
Value at end of period	$7.40	$6.07	$9.93	$9.77	$8.76	$8.69	$8.14
Number of accumulation units outstanding at end of period	178	564	565	9,584	22,904	1,940,698	1,278,503
PROFUND VP EUROPE 30
(Fund first available during December 2003)
Value at beginning of period	$6.91	$12.58	$11.19	$9.71	$9.16	$8.17	$10.00
Value at end of period	$8.97	$6.91	$12.58	$11.19	$9.71	$9.16	$8.17
Number of accumulation units outstanding at end of period	1,106	6,107	5,976	6,151	7,232	557,626	445,959
PROFUND VP RISING RATES OPPORTUNITY
(Fund first available during October 2003)
Value at beginning of period	$4.52	$7.42	$7.98	$7.39	$8.17	$9.35	$10.00
Value at end of period	$5.86	$4.52	$7.42	$7.98	$7.39	$8.17	$9.35
Number of accumulation units outstanding at end of period	19,533	25,041	32,867	37,896	35,267	1,007,799	812,145

SDVA	IV18

ING USA Annuity and Life Insurance Company
ING USA Annuity and Life Insurance Company is a stock company domiciled in Iowa

SD Variable Annuity – 155275	04/30/2010

Statement of Additional Information

ING SmartDesign Variable Annuity

Deferred Combination Variable and Fixed Annuity Contract

Issued by SEPARATE ACCOUNT B

of

ING USA ANNUITY AND LIFE INSURANCE COMPANY

This Statement of Additional Information is not a prospectus. The information contained herein should be read in conjunction with the Prospectus for the ING USA Annuity and Life Insurance Company Deferred
Variable Annuity Contract, which is referred to herein. The Prospectus sets forth information that a prospective investor ought to know before investing. For a copy of the Prospectus, send a written request to
ING USA Annuity and Life Insurance Company, Customer Service Center, P.O. Box 9271 Des Moines,
Iowa 50306-9271 or telephone 1-800-366-0066, or access the SEC’s website (http://www.sec.gov).

DATE OF PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION:

April 30, 2010

i

Introduction
This Statement of Additional Information provides background information regarding Separate Account B.

Description of ING USA Annuity and Life Insurance Company
ING USA Annuity and Life Insurance Company (“ING USA”) is an Iowa stock life insurance company, which was originally incorporated in Minnesota on January 2, 1973. ING USA is a wholly owned subsidiary of Lion Connecticut Holdings Inc. (“Lion Connecticut”), which in turn is a wholly owned subsidiary of ING Groep N.V. (“ING”), a global financial services holding company based in The
Netherlands. ING USA is authorized to sell insurance and annuities in all states, except New York and the
District of Columbia. ING USA’s financial statements appear in the Statement of Additional Information.

ING USA is authorized to do business in all jurisdictions except New York. ING USA offers variable insurance products. ReliaStar Life Insurance Company of New York (“RLNY”), an affiliate of ING
USA, is licensed to do variable annuity business in the state of New York.

Separate Account B of ING USA Annuity and Life Insurance Company
Separate Account B is a separate account established by the Company for the purpose of funding variable annuity contracts issued by the Company. The separate account is registered with the Securities and
Exchange Commission (“SEC”) as a unit investment trust under the Investment Company act of 1940, as amended. Purchase payments to accounts under the contract may be allocated to one or more of the subaccounts. Each subaccount invests in the shares of only one of the funds offered under the contracts.
We may make additions to, deletions from or substitutions of available investment options as permitted by law and subject to the conditions of the contract. The availability of the funds is subject to applicable regulatory authorization. Not all funds are available in all jurisdictions or under all contracts.

Safekeeping of Assets
ING USA acts as its own custodian for Separate Account B.

Experts
The statements of assets and liabilities of Separate Account B as of December 31, 2009, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements, and the financial statements of ING USA Annuity and Life Insurance Company as of December 31, 2009
and 2008, and for each of the three years in the period ended December 31, 2009, included in the
Statement of Additional Information, have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

The primary business address of Ernst & Young LLP is Suite 1000, 55 Ivan Allen Jr. Boulevard,
Atlanta, GA 30308.

Distribution of Contracts
The offering of contracts under the prospectus associated with this Statement of Additional Information is continuous. Directed Services LLC, an affiliate of ING USA, acts as the principal underwriter (as defined in the Securities Act of 1933 and the Investment Company Act of 1940, as amended) of the variable insurance products (the “variable insurance products”) issued by ING USA. The contracts are distributed through registered representatives of other broker-dealers who have entered into selling agreements with
Directed Services LLC. For the years ended 2009, 2008 and 2007 commissions paid by ING USA, including amounts paid by its affiliated Company, RLNY, to Directed Services LLC aggregated
$275,329,257, $622,486,274 and $568,432,009, respectively. All commissions received by the distributor were passed through to the broker-dealers who sold the contracts. Directed Services LLC is located at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380-1478.

Under a management services agreement, last amended in 1995, ING USA provides to Directed Services
LLC certain of its personnel to perform management, administrative and clerical services and the use of certain facilities. ING USA charges Directed Services LLC for such expenses and all other general and administrative costs, first on the basis of direct charges when identifiable, and the remainder allocated based on the estimated amount of time spent by ING USA’s employees on behalf of Directed Services
LLC. In the opinion of management, this method of cost allocation is reasonable. This fee, calculated as a percentage of average assets in the variable separate accounts, was $123,231,239, $139,224,091 and
$109,907,841 for the years ended 2009, 2008 and 2007, respectively.

Published Ratings
From time to time, the rating of ING USA as an insurance company by A.M. Best may be referred to in advertisements or in reports to contract owners. Each year the A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best’s Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. Best’s ratings range from A+ + to F. An
A++ and A+ ratings mean, in the opinion of A.M. Best, that the insurer has demonstrated the strongest ability to meet its respective policyholder and other contractual obligations.

Accumulation Unit Value
The calculation of the Accumulation Unit Value (“AUV”) is discussed in the prospectus for the Contracts under Condensed Financial Information. Note that in your Contract, accumulation unit value is referred to as the Index of Investment Experience. The following illustrations show a calculation of a new AUV and the purchase of Units (using hypothetical examples). Note that the examples below do not reflect the mortality and expense risk charge for this product and are for illustration purposes only. Complete AUV information for the AUVs calculated for this Contract is available in this SAI following the financial statements of the separate account.

ILLUSTRATION OF CALCULATION OF AUV
EXAMPLE 1.
1. AUV, beginning of period	$10.00
2. Value of securities, beginning of period	$10.00
3. Change in value of securities	$0.10
4. Gross investment return (3) divided by (2)	0.01
5. Less daily mortality and expense charge	0.00004280
6. Less asset based administrative charge	0.00000411
7. Net investment return (4) minus (5) minus (6)	0.009953092
8. Net investment factor (1.000000) plus (7)	1.009953092
9. AUV, end of period (1) multiplied by (8)	$10.09953092

ILLUSTRATION OF PURCHASE OF UNITS (ASSUMING NO STATE PREMIUM TAX)

EXAMPLE 2.

1. Initial premium payment	$1,000
2. AUV on effective date of purchase (see Example 1)	$10.00
3. Number of units purchased (1) divided by (2)	100
4. AUV for valuation date following purchase (see Example 1)	$10.09953092
5. Contract Value in account for valuation date following purchase
(3) multiplied by (4)	$1,009.95

Performance Information
From time to time, we may advertise or include in reports to contract owner’s performance information for the subaccounts of Separate Account B, including the average annual total return performance, yields and other nonstandard measures of performance. Such performance data will be computed, or accompanied by performance data computed, in accordance with standards defined by the SEC.

Except for the Liquid Assets subaccount, quotations of yield for the subaccounts will be based on all investment income per unit (contract value divided by the accumulation unit) earned during a given 30-
day period, less expenses accrued during such period. Information on standard total average annual return performance will include average annual rates of total return for 1-, 5- and 10-year periods, or lesser periods depending on how long Separate Account B has been investing in the portfolio. We may show other total returns for periods of less than one year. We will base total return figures on the actual historic performance of the subaccounts of Separate Account B, assuming an investment at the beginning of the period when the separate account first invested in the portfolios, and withdrawal of the investment at the end of the period, adjusted to reflect the deduction of all applicable portfolio and current contract charges. We may also show rates of total return on amounts invested at the beginning of the period with no withdrawal at the end of the period. Total return figures which assume no withdrawals at the end of the period will reflect all recurring charges. In addition, we may present historic performance data for the investment portfolios since their inception reduced by some or all of the fees and charges under the
Contract. Such adjusted historic performance includes data that precedes the inception dates of the subaccounts of Separate Account B. This data is designed to show the performance that would have resulted if the Contract had been in existence before the separate account began investing in the portfolios.

Current yield for the Liquid Assets subaccount is based on income received by a hypothetical investment over a given 7-day period, less expenses accrued, and then “annualized” (i.e., assuming that the 7-day yield would be received for 52 weeks). We calculate “effective yield” for the Liquid Assets subaccount in a manner similar to that used to calculate yield, but when annualized, the income earned by the investment is assumed to be reinvested. The “effective yield” will thus be slightly higher than the “yield”
because of the compounding effect of earnings. We calculate quotations of yield for the remaining subaccounts on all investment income per accumulation unit earned during a given 30-day period, after subtracting fees and expenses accrued during the period, assuming the selection of the Max 7 Enhanced
Death Benefit and the MGIB optional benefit rider. You should be aware that there is no guarantee that the Liquid Assets Subaccount will have a positive or level return.

We may compare performance information for a subaccount to: (i) the Standard & Poor’s 500 Stock
Index, Dow Jones Industrial Average, Donoghue Money Market Institutional Averages, or any other applicable market indices, (ii) other variable annuity separate accounts or other investment products tracked by Lipper Analytical Services (a widely used independent research firm which ranks mutual funds and other investment companies), or any other rating service, and (iii) the Consumer Price Index (measure for inflation) to determine the real rate of return of an investment in the Contract. Our reports and promotional literature may also contain other information including the ranking of any subaccount based on rankings of variable annuity separate accounts or other investment products tracked by Lipper
Analytical Services or by similar rating services.

Performance information reflects only the performance of a hypothetical contract and should be considered in light of other factors, including the investment objective of the investment portfolio and market conditions. Please keep in mind that past performance is not a guarantee of future results.

Other Information
Registration statements have been filed with the SEC under the Securities Act of 1933, as amended, with respect to the Contracts discussed in this Statement of Additional Information. Not all of the information set forth in the registration statements, amendments and exhibits thereto has been included in this
Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.

4

Financial Statements of ING USA Annuity and Life Insurance Company

The audited financial statements of ING USA Annuity and Life Insurance Company are listed below and are included in this Statement of Additional Information:

Report of Independent Registered Public Accounting Firm
Financial Statements of ING USA Annuity and Life Insurance Company
Statements of Operations for the years ended December 31, 2009, 2008 and 2007
Balance Sheets as of December 31, 2009 and 2008
Statements of Changes in Shareholder’s Equity for the years ended December 31, 2009, 2008 and 2007
Statements of Cash Flows for the years ended December 31, 2009, 2008 and 2007
Notes to Financial Statements

Financial Statements of Separate Account B

The audited financial statements of Separate Account B are listed below and are included in this
Statement of Additional Information:

Report of Independent Registered Public Accounting Firm
Financial Statements of ING USA Annuity and Life Insurance Company Separate Account B
Statements of Assets and Liabilities as of December 31, 2009
Statements of Operations for the year ended December 31, 2009
Statements of Changes in Net Assets for the years ended December 31, 2009 and 2008
Notes to Financial Statements

Condensed Financial Information

5

     ING USA Annuity and Life Insurance Company (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Index to Financial Statements

Page
Report of Independent Registered Public Accounting Firm	C-2
Financial Statements:
Statements of Operations for the years ended
December 31, 2009, 2008, and 2007	C-3
Balance Sheets as of December 31, 2009 and 2008	C-4
Statements of Changes in Shareholder's Equity for the years ended
December 31, 2009, 2008, and 2007	C-6
Statements of Cash Flows for the years ended
December 31, 2009, 2008, and 2007	C-8
Notes to Financial Statements	C-10

Report of Independent Registered Public Accounting Firm

The Board of Directors ING USA Annuity and Life Insurance Company

We have audited the accompanying balance sheets of ING USA Annuity and Life Insurance Company as of December 31, 2009 and 2008, and the related statements of operations, changes in shareholder’s equity, and cash flows for each of the three years in the period ended December 31, 2009. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits include consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of ING USA Annuity and Life Insurance Company as of December 31, 2009 and 2008, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2009, in conformity with U.S. generally accepted accounting principles.

As discussed in Note 1 to the financial statements, in 2009 the Company changed its method of accounting for the recognition and presentation of other-than-temporary impairments.

/s/ Ernst & Young LLP

Atlanta, Georgia March 31, 2010

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Statements of Operations
(In millions)

	Year Ended December 31,
	2009	2008	2007
Revenue:
Net investment income	$ 1,416.5	$ 1,438.0	$ 1,346.4
Fee income	943.2	1,152.4	1,198.9
Premiums	694.1	19.1	19.6
Net realized capital losses:
Total other-than-temporary impairment losses	(607.6)	(1,028.1)	(153.3)
Portion of other-than-temporary impairment losses
recognized in Other comprehensive income (loss)	118.0	-	-
Net other-than-temporary impairments recognized in earnings	(489.6)	(1,028.1)	(153.3)
Other net realized capital losses	(2,011.6)	(453.6)	(237.9)
Total net realized capital losses	(2,501.2)	(1,481.7)	(391.2)
Other income	0.9	0.2	0.1
Total revenue	553.5	1,128.0	2,173.8
Benefits and expenses:
Interest credited and other benefits to contractowners	590.4	1,716.0	1,312.0
Operating expenses	386.1	291.7	269.6
Net amortization of deferred policy acquisition
costs and value of business acquired	(362.2)	680.5	408.1
Interest expense	32.9	30.5	32.5
Other expense	39.6	35.7	24.2
Total benefits and expenses	686.8	2,754.4	2,046.4
(Loss) income before income taxes	(133.3)	(1,626.4)	127.4
Income tax benefit	(136.5)	(245.2)	(1.6)
Net income (loss)	$ 3.2	$ (1,381.2)	$ 129.0

The accompanying notes are an integral part of these financial statements.

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Balance Sheets
(In millions, except share data)

	As of December 31,
	2009	2008
Assets
Investments:
Fixed maturities, available-for-sale, at fair value
(amortized cost of $17,724.3 at 2009 and $20,229.0 at 2008)	$ 17,156.5	$ 16,967.5
Equity securities, available-for-sale, at fair value
(cost of $150.8 at 2009 and $257.6 at 2008)	154.3	253.9
Short-term investments	2,044.0	111.7
Mortgage loans on real estate	3,413.2	3,923.3
Policy loans	131.6	144.4
Loan - Dutch State obligation	1,026.0	-
Limited partnerships/corporations	252.6	332.9
Derivatives	317.4	340.3
Other investments	23.9	24.4
Securities pledged (amortized cost of $1,079.4 at 2009
and $1,141.2 at 2008)	1,092.5	1,168.7
Total investments	25,612.0	23,267.1
Cash and cash equivalents	37.8	610.8
Short-term investments under securities loan agreement	169.0	130.4
Accrued investment income	187.3	214.5
Receivable for securities sold	7.6	9.1
Premium receivable	86.9	303.1
Deposits and reinsurance recoverable	3,350.0	5,349.3
Deferred policy acquisition costs	3,718.0	4,205.5
Value of business acquired	113.4	195.1
Sales inducements to contractowners	810.2	624.3
Short-term loan to affiliate	545.5	-
Due from affiliates	816.3	14.5
Current income tax recoverable	-	321.1
Other assets	398.7	481.9
Assets held in separate accounts	42,996.1	34,090.8
Total assets	$ 78,848.8	$ 69,817.5

The accompanying notes are an integral part of these financial statements.

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Balance Sheets
(In millions, except share data)

	As of December 31,
	2009	2008
Liabilities and Shareholder's Equity
Future policy benefits and claims reserves	$ 27,044.7	$ 32,570.7
Payable for securities purchased	115.7	4.1
Payables under securities loan agreement,
including collateral held	201.1	148.0
Borrowed money	311.1	483.1
Notes to affiliates	435.0	435.0
Due to affiliates	122.5	151.7
Current income taxes	69.0	-
Deferred income taxes	767.5	35.8
Other liabilities	4,045.2	1,130.8
Liabilities related to separate accounts	42,996.1	34,090.8
Total liabilities	76,107.9	69,050.0

Shareholder's equity:
Common stock (250,000 shares authorized, issued
and outstanding; $10 per share value)	2.5	2.5
Additional paid-in capital	5,172.7	4,335.4
Accumulated other comprehensive income (loss)	(512.8)	(1,333.7)
Retained deficit	(1,921.5)	(2,236.7)
Total shareholder's equity	2,740.9	767.5
Total liabilities and shareholder's equity	$ 78,848.8	$ 69,817.5

The accompanying notes are an integral part of these financial statements.

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Statements of Changes in Shareholder’s Equity
(In millions)

			Accumulated
		Additional	Other	Retained	Total
	Common	Paid-In	Comprehensive	Earnings	Shareholder's
	Stock	Capital	Income (Loss)	(Deficit)	Equity
Balance at January 1, 2007	$ 2.5 $	3,978.4 $	(12.1) $	(984.5) $	2,984.3
Comprehensive income (loss):
Net income	-	-	-	129.0	129.0
Other comprehensive loss, net of tax:
Change in net unrealized capital gains (losses)
on securities ($(158.7) pretax), including
valuation allowance of $(46.9)	-	-	(149.7)	-	(149.7)
Pension liability ($3.4 pretax)	-	-	2.2	-	2.2
Other	-	-	(1.1)	-	(1.1)
Total comprehensive loss					(19.6)
Capital contribution	-	150.0	-	-	150.0
Employee share-based payments	-	4.3	-	-	4.3
Balance at December 31, 2007	2.5	4,132.7	(160.7)	(855.5)	3,119.0
Comprehensive loss:
Net loss	-	-	-	(1,381.2)	(1,381.2)
Other comprehensive loss, net of tax:
Change in net unrealized capital gains (losses)
on securities ($(1,831.4) pretax), including
valuation allowance of $17.1	-	-	(1,173.3)	-	(1,173.3)
Pension liability ($0.5 pretax)	-	-	0.3	-	0.3
Total comprehensive loss					(2,554.2)
Capital contribution from Parent	-	1,100.0	-	-	1,100.0
Capital distribution to Parent	-	(900.0)	-	-	(900.0)
Employee share-based payments	-	2.7	-	-	2.7
Balance at December 31, 2008	2.5	4,335.4	(1,333.7)	(2,236.7)	767.5

The accompanying notes are an integral part of these financial statements.

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Statements of Changes in Shareholder’s Equity
(In millions)

			Accumulated
		Additional	Other	Retained	Total
	Common	Paid-In	Comprehensive	Earnings	Shareholder's
	Stock	Capital	Income (Loss)	(Deficit)	Equity
Balance at December 31, 2008	$ 2.5	$ 4,335.4	$ (1,333.7)	$ (2,236.7)	$ 767.5
Cumulative effect of change in
accounting principle, net of DAC
and tax	-	-	(312.0)	312.0	-
Comprehensive income:
Net income	-	-	-	3.2	3.2
Other comprehensive loss, net of tax:
Change in net unrealized capital
gains (losses) on securities
($1,744.7 pretax), including change
in tax valuation allowance of $(99.7)	-	-	1,233.6	-	1,233.6
Portion of other-than-temporary
impairment losses recognized in
other comprehensive income
(loss) ($(118.0) pretax), including
increase in tax valuation allowance
of $41.3	-	-	(118.0)	-	(118.0)
Change in other-than-temporary
impairment losses recognized in
other comprehensive income
(loss) ($17.9 pretax), including
decrease in tax valuation allowance
of $(6.3)	-	-	17.9	-	17.9
Pension liability ($0.9 pretax)	-	-	(0.6)	-	(0.6)
Total comprehensive income					1,136.1
Capital contribution from Parent	-	835.0	-	-	835.0
Employee share-based payments	-	2.3	-	-	2.3
Balance at December 31, 2009	$ 2.5	$ 5,172.7	$ (512.8)	$ (1,921.5)	$ 2,740.9

The accompanying notes are an integral part of these financial statements.

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Statements of Cash Flows
(In millions)

		Year Ended December 31,
	2009	2008	2007
Cash Flows from Operating Activities:
Net income (loss)	$ 3.2	$ (1,381.2)	$ 129.0
Adjustments to reconcile net income (loss) to
net cash provided by operating activities:
Capitalization of deferred policy acquisition costs
and sales inducements	(477.4)	(888.6)	(864.5)
Net amortization of deferred policy acquisition costs,
value of business acquired, and sales inducements	(584.7)	910.2	528.3
Net accretion/decretion of discount/premium	55.2	74.7	52.2
Future policy benefits, claims reserves, and
interest credited	1,203.5	2,156.8	1,368.5
Provision for deferred income taxes	220.6	509.6	(69.0)
Net realized capital losses	2,501.2	1,481.7	391.2
Change in:
Accrued investment income	27.2	2.4	(33.2)
Reinsurance recoverable (excluding GICs)	(705.2)	(827.0)	(132.4)
Other receivables and asset accruals	318.4	(389.9)	2.5
Other reinsurance asset	(19.0)	(353.8)	-
Due to/from affiliates	(831.0)	64.5	56.0
Income tax recoverable	-	(361.8)	-
Other payables and accruals	1,499.6	17.9	42.9
Employee share-based payments	1.7	2.7	4.3
Other, net	(209.8)	163.8	2.2
Net cash provided by operating activities	3,003.5	1,182.0	1,478.0
Cash Flows from Investing Activities:
Proceeds from the sale, maturity, or redemption of:
Fixed maturities, available-for-sale	6,830.0	7,478.8	10,631.8
Equity securities, available-for-sale	136.5	162.8	16.5
Mortgage loans on real estate	566.6	474.5	776.1
Limited partnership/corporations	92.6	533.9	15.2
Derivatives	193.4	235.8	261.7
Acquisition of:
Fixed maturities, available-for-sale	(3,162.7)	(7,002.2)	(15,767.5)
Equity securities, available-for-sale	(10.2)	(272.0)	(193.5)
Mortgage loans on real estate	(81.1)	(700.3)	(790.6)
Limited partnerships/corporations	(32.9)	(503.8)	(320.6)
Derivatives	(2,478.8)	(293.9)	(238.8)
Short-term investments, net	(1,931.1)	77.2	(53.8)
Loan-Dutch State obligation, net	180.5	-	-
Policy loans, net	12.8	-	-
Collateral held, net	14.5	6.2	11.5
Other, net	0.9	13.7	1.9
Net cash provided by (used in) investing activities	331.0	210.7	(5,650.1)

The accompanying notes are an integral part of these financial statements.

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Statements of Cash Flows
(In millions)

	Year Ended December 31,
	2009	2008	2007
Cash Flows from Financing Activities:
Deposits received for investment contracts	$ 4,552.6	$ 8,473.0	$ 10,458.9
Maturities and withdrawals from investment contracts	(11,282.1)	(9,520.7)	(7,062.2)
Reinsurance recoverable on investment contracts	2,704.5	93.8	275.3
Notes to affiliates	(545.5)	-	-
Short-term repayments of repurchase agreements, net	(172.0)	(232.4)	(54.1)
Capital distribution to Parent	-	(900.0)	-
Capital contribution from Parent	835.0	1,100.0	150.0
Net cash (used in) provided by financing activities	(3,907.5)	(986.3)	3,767.9
Net (decrease) increase in cash and cash equivalents	(573.0)	406.4	(404.2)
Cash and cash equivalents, beginning of year	610.8	204.4	608.6
Cash and cash equivalents, end of year	$ 37.8	$ 610.8	$ 204.4
Supplemental cash flow information:
Income taxes (received) paid, net	$ (753.7)	$ (393.1)	$ 21.3
Interest paid	$ 35.4	$ 50.5	$ 67.1
Non-cash transfers:			-
Securities received from affiliate under reinsurance agreement	$ 2,084.7	-	-
Loan-Dutch State obligation	$ 1,206.5	-	-

The accompanying notes are an integral part of these financial statements.

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

1. Organization and Significant Accounting Policies

Basis of Presentation

ING USA Annuity and Life Insurance Company (“ING USA” or the “Company,” as
appropriate) is a stock life insurance company domiciled in the State of Iowa and provides financial products and services in the United States. ING USA is authorized to conduct its insurance business in all states, except New York, and the District of Columbia.

ING USA is a direct, wholly-owned subsidiary of Lion Connecticut Holdings Inc. (“Lion” or
“Parent”), which is an indirect, wholly-owned subsidiary of ING Groep N.V. (“ING”). ING is a global financial services holding company based in the Netherlands, with American Depository
Shares listed on the New York Stock Exchange under the symbol “ING”.

As part of a restructuring plan approved by the European Commission (“EC”), ING has agreed to separate its banking and insurance businesses by 2013. ING intends to achieve this separation over the next four years by divestment of its insurance and investment management operations, including the Company. ING has announced that it will explore all options for implementing the separation including initial public offerings, sales, or a combination thereof.

Description of Business

The Company offers various insurance products, including immediate and deferred variable and fixed annuities. The Company’s annuity products are distributed by national wirehouses, regional securities firms, independent broker-dealers, banks, life insurance companies with captive agency sales forces, independent insurance agents, independent marketing organizations, and affiliated broker-dealers. The Company’s primary annuity customers are individual consumers. The Company intends to cease sales of its variable annuity products during the first half of 2010, as part of a global business strategy and risk reduction plan.

The Company also offers guaranteed investment contracts and funding agreements (collectively referred to as “GICs”), sold primarily to institutional investors and corporate benefit plans.
These products are marketed by home office personnel or through specialty insurance brokers.

The Company previously provided interest-sensitive, traditional life insurance, and health insurance. The Company no longer issues these products. The life insurance business is in run-
off, and the Company has ceded to other insurers all health insurance.

The Company has one operating segment.

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Recently Adopted Accounting Standards

Measuring the Fair Value of Certain Alternative Investments

In September 2009, the Financial Accounting Standards Board (“FASB”) issued Accounting
Standards Update (“ASU”) 2009-12, “Fair Value Measurements and Disclosures (ASC Topic
820): Investments in Certain Entities That Calculate Net Asset Value per Share (or Its
Equivalent)” (“ASU 2009-12”), which allows the use of net asset value to estimate the fair value of certain alternative investments, such as interests in hedge funds, private equity funds, real estate funds, venture capital funds, offshore fund vehicles, and funds of funds. In addition,
ASU 2009-12 requires disclosures about the attributes of such investments.

The provisions of ASU 2009-12 were adopted by the Company on December 31, 2009. The
Company determined, however, that there was no effect on the Company’s financial condition, results of operations, or cash flows upon adoption, as its guidance is consistent with that previously applied by the Company under US GAAP. The disclosure provisions required by
ASU 2009-12 are presented in the Investments footnote to these financial statements.

Measuring Liabilities at Fair Value

In August 2009, the FASB issued ASU 2009-05, “Fair Value Measurements and Disclosures
(ASC Topic 820): Measuring Liabilities at Fair Value” (“ASU 2009-05”), which clarifies that in circumstances where a quoted price in an active market for an identical liability is not available, one of the following techniques should be used to measure a liability’s fair value:

§ The quoted price of the identical liability when traded as an asset; or
§ Quoted prices for similar liabilities or similar liabilities traded as assets; or
§ Another valuation technique consistent with the principles of ASC Topic 820, such as the income approach or a market approach.

ASU 2009-05 also clarifies that restrictions preventing the transfer of a liability should not be considered as an adjustment in the measurement of its fair value.

The provisions of ASU 2009-05 were adopted by the Company on December 31, 2009. The
Company determined, however, that there was no effect on the Company’s financial condition, results of operations, or cash flows upon adoption, as its guidance is consistent with that previously applied by the Company under US GAAP.

FASB Accounting Standards Codification

In June 2009, the FASB issued ASU 2009-01, “Topic 105 – Generally Accepted Accounting
Principles: amendments based on Statement of Financial Accounting Standards No. 168, The
FASB Accounting Standards CodificationTM and the Hierarchy of Generally Accepted
Accounting Principles” (“ASU 2009-01”), which confirms that as of July 1, 2009, the “FASB
Accounting Standards CodificationTM” (“the Codification” or “ASC”) is the single official source of authoritative, nongovernmental US GAAP. All existing accounting standard

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

documents are superseded, and all other accounting literature not included in the Codification is considered nonauthoritative.

The Company adopted the Codification as of July 1, 2009. There was no effect on the
Company’s financial condition, results of operations, or cash flows. The Company has revised its disclosures to incorporate references to the Codification topics.

Subsequent Events

In May 2009, the FASB issued new guidance on subsequent events, included in ASC Topic
855, “Subsequent Events,” which establishes:

§ The period after the balance sheet date during which an entity should evaluate events or transactions for potential recognition or disclosure in the financial statements;
§ The circumstances under which an entity should recognize such events or transactions in its financial statements; and
§ Disclosures regarding such events or transactions and the date through which an entity has evaluated subsequent events.

These provisions, as included in ASC Topic 855, were adopted by the Company on June 30,
2009. In addition, in February 2010, the FASB issued ASU 2010-09, “Subsequent Events
(Topic 855): Amendments to Certain Recognition and Disclosure Requirements”, which clarifies that an SEC filer should evaluate subsequent events through the date the financial statements are issued and eliminates the requirement for an SEC filer to disclose that date, effective upon issuance. The Company determined that there was no effect on the Company’s financial condition, results of operations, or cash flows upon adoption, as the guidance is consistent with that previously applied by the Company under U.S. auditing standards. The disclosure provisions included in ASC Topic 855, as amended, are presented in this
Organization and Significant Accounting Policies footnote.

Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have
Significantly Decreased and Identifying Transactions That Are Not Orderly

In April 2009, the FASB issued new guidance on determining fair value when the volume and level of activity for the asset or liability have significantly decreased and identifying transactions that are not orderly, included in ASC Topic 820, “Fair Value Measurements and
Disclosures,” which confirms that fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. In addition, this guidance, as included in
ASC Topic 820:

§ Clarifies factors for determining whether there has been a significant decrease in market activity for an asset or liability;
§ Requires an entity to determine whether a transaction is not orderly based on the weight of the evidence; and

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

§ Requires an entity to disclose in interim and annual periods the input and valuation technique used to measure fair value and any change in valuation technique.

These provisions, as included in ASC Topic 820, were adopted by the Company on April 1,
2009. The Company determined, however, that there was no effect on the Company’s financial condition, results of operations, or cash flows upon adoption, as its guidance is consistent with that previously applied by the Company under US GAAP.

Recognition and Presentation of Other-Than-Temporary Impairments

In April 2009, the FASB issued new guidance on recognition and presentation of other-than-
temporary impairments, included in ASC Topic 320, “Investments-Debt and Equity Securities,”
which requires:

§ Noncredit related impairments to be recognized in other comprehensive income (loss), if management asserts that it does not have the intent to sell the security and that it is more likely than not that the entity will not have to sell the security before recovery of the amortized cost basis;
§ Total other-than-temporary impairments (“OTTI”) to be presented in the statement of earnings with an offset recognized in other comprehensive income (loss) for the noncredit related impairments;
§ A cumulative effect adjustment as of the beginning of the period of adoption to reclassify the noncredit component of a previously recognized other-than-temporary impairment from retained earnings to accumulated other comprehensive income (loss); and
§ Additional interim disclosures for debt and equity securities regarding types of securities held, unrealized losses, and other-than-temporary impairments.

These provisions, as included in ASC Topic 320, were adopted by the Company on April 1,
2009. As a result of implementation, the Company recognized a cumulative effect of change in accounting principle of $312.0 after considering the effects of deferred policy acquisition costs
(“DAC”) and income taxes of $(139.1) and $48.6, respectively, as an increase to April 1, 2009
Retained earnings (deficit) with a corresponding decrease to Accumulated other comprehensive income (loss).

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

In addition, the Company recognized an increase in amortized cost for previously impaired securities due to the recognition of the cumulative effect of change in accounting principle as of
April 1, 2009, as follows:

Change in
Amortized Cost
Fixed maturities:
U.S. corporate, state and municipalities	$ 53.3
Foreign	69.2
Residential mortgage-backed	64.3
Commercial mortgage-backed	92.6
Other asset-backed	123.1
Total investments, available-for-sale	$ 402.5

The disclosure provisions, as included in ASC Topic 320, are presented in the Investments footnote to these financial statements.

Interim Disclosures about Fair Value of Financial Instruments

In April 2009, the FASB issued new guidance on interim disclosures about fair value of financial instruments, included in ASC Topic 825, “Financial Instruments,” which requires that the fair value of financial instruments be disclosed in an entity’s interim financial statements, as well as in annual financial statements. The provisions included in ASC Topic 825 also require that fair value information be presented with the related carrying value and that the method and significant assumptions used to estimate fair value, as well as changes in method and significant assumptions, be disclosed.

These provisions, as included in ASC Topic 825, were adopted by the Company on April 1,
2009 and are presented in the Financial Instruments footnote to these financial statements. As the pronouncement only pertains to additional disclosure, the adoption had no effect on the
Company’s financial condition, results of operations, or cash flows.

Disclosures about Derivative Instruments and Hedging Activities

In March 2008, the FASB issued new guidance on disclosures about derivative instruments and hedging activities, included in ASC Topic 815, “Derivatives and Hedging,” which requires enhanced disclosures about objectives and strategies for using derivatives, fair value amounts of and gains and losses on derivative instruments, and credit-risk-related contingent features in derivative agreements, including:

§ How and why derivative instruments are used;
§ How derivative instruments and related hedged items are accounted for under US GAAP for derivative and hedging activities; and
§ How derivative instruments and related hedged items affect an entity’s financial statements.

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

These provisions, as included in ASC Topic 815, were adopted by the Company on January 1,
2009 and are included in the Financial Instruments footnote to these financial statements. As the pronouncement only pertains to additional disclosure, the adoption had no effect on the
Company’s financial condition, results of operations, or cash flows. In addition, the Company’s derivatives are generally not accounted for using hedge accounting treatment under ASC Topic
815, as the Company has not historically sought hedge accounting treatment.

Business Combinations

In December 2007, the FASB issued new guidance on business combinations, included in ASC
Topic 805, “Business Combinations.” ASC Topic 805 requires most identifiable assets, liabilities, noncontrolling interest, and goodwill acquired in a business combination to be recorded at full fair value as of the acquisition date, even for acquisitions achieved in stages. In addition, the guidance requires:

§ Acquisition-related costs to be recognized separately and generally expensed;
§ Non-obligatory restructuring costs to be recognized separately when the liability is incurred;
§ Contractual contingencies acquired to be recorded at acquisition-date fair values;
§ A bargain purchase, which occurs when the fair value of net assets acquired exceeds the consideration transferred plus any non-controlling interest in the acquiree, to be recognized as a gain; and
§ The nature and financial effects of the business combination to be disclosed.

These provisions, as included in ASC Topic 805, also amend or eliminate various other authoritative literature.

In addition, in April 2009, the FASB issued new guidance on accounting for assets acquired and liabilities assumed in a business combination that arise from contingencies, which rescinds requirements to recognize contingent assets and liabilities acquired in a business combination at fair value on the acquisition date, and reinstates certain previous guidance to value many of those contingencies under ASC Topic 450, “Contingencies.”

These provisions, as included in ASC Topic 805, were adopted by the Company on January 1,
2009. The Company determined, however, that there was no effect on the Company’s financial condition, results of operations, or cash flows as of December 31, 2009, as there have been no acquisitions for the year ended December 31, 2009.

Equity Method Investment Accounting

In November 2008, a consensus was reached on new guidance on equity method investment accounting considerations, included in ASC Topic 323, “Investments-Equity Method and Joint
Ventures,” which requires, among other provisions, that:

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

§ Equity method investments be initially measured at cost;
§ Contingent consideration only be included in the initial measurement;
§ An investor recognize its share of any impairment charge recorded by the equity investee;
and
§ An investor account for a share issuance by an equity investee as if the investor had sold a proportionate share of its investment.

These provisions, as included in ASC Topic 323, were adopted by the Company on January 1,
2009. The Company determined, however, that there was no effect on the Company’s financial condition, results of operations, or cash flows as of December 31, 2009, as there have been no acquisitions or changes in ownership for the year ended December 31, 2009.

New Accounting Pronouncements

Scope Exception Related to Embedded Credit Derivatives

In March 2010, the FASB issued ASU 2010-11, “Derivatives and Hedging (ASC Topic 815):
Scope Exception Related to Embedded Credit Derivatives” (“ASU 2010-11”), which clarifies that the only type of embedded credit derivatives that are exempt from bifurcation requirements are those that relate to the subordination of one financial instrument to another. The provisions of ASU 2010-11 are effective as of the beginning of the first fiscal quarter after June 15, 2010, with early adoption permitted. The Company does not expect an impact on its financial condition, results of operations, or cash flows upon adoption, as the guidance is consistent with that previously applied by the Company under ASC Topic 815.

Improving Disclosures about Fair Value Measurements

In January 2010, the FASB issued ASU 2010-06, “Fair Value Measurements and Disclosure
(ASC Topic 820): Improving Disclosures about Fair Value Measurements,” (“ASU 2010-06”), which requires several new disclosures, as well as clarification to existing disclosures, as follows:

§ Significant transfers in and out of Level 1 and Level 2 fair value measurements and the reason for the transfers;
§ Purchases, sales, issuances, and settlement, in the Level 3 fair value measurements reconciliation on a gross basis;
§ Fair value measurement disclosures for each class of assets and liabilities (i.e., disaggregated); and
§ Valuation techniques and inputs for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3 fair value measurements.

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The provisions of ASU 2010-06 are effective for interim and annual reporting periods beginning after December 15, 2009, except for the disclosures related to the Level 3 reconciliation, which are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. The Company is currently in the process of determining the impact of adoption of the provisions of ASU 2010-06.

Accounting and Reporting Decreases in Ownership of a Subsidiary

In January 2010, the FASB issued ASU 2010-02 “Consolidations (ASC Topic 810): Accounting
and Reporting for Decreases in Ownership of a Subsidiary – a Scope Clarification,” (“ASU
2010-02”), which clarifies that the scope of the decrease in ownership provisions applies to the following:

§ A subsidiary or group of assets that is a business or nonprofit activity;
§ A subsidiary that is a business or nonprofit activity that is transferred to an equity method investee or joint venture; and
§ An exchange of a group of assets that constitutes a business or nonprofit activity for a noncontrolling interest in an entity (including an equity method investee or joint venture).

ASU 2010-02 also notes that the decrease in ownership guidance does not apply to sales of in substance real estate and expands disclosure requirements.

The provisions of ASU 2010-02 are effective as of the beginning of the first interim or annual reporting period after December 15, 2009, and are required to be applied retrospectively to
January 1, 2009. The Company is currently in the process of determining the impact of adoption of the provisions of ASU 2010-02.

Improvements to Financial Reporting by Enterprises Involved in Variable Interest Entities

In December 2009, the FASB issued ASU 2009-17, “Consolidations (ASC Topic 810):
Improvements to Financial Reporting by Enterprises Involved in Variable Interest Entities,”
(“ASU 2009-17”), which eliminates the exemption for qualifying special-purpose entities
(“QSPEs”), as well as amends the consolidation guidance for variable interest entities (“VIEs”), as follows:

§ Removes the quantitative-based assessment for consolidation of VIEs and, instead, requires a qualitative assessment of whether an entity has the power to direct the VIE’s activities, and whether the entity has the obligation to absorb losses or the right to reserve benefits that could be significant to the VIE; and
§ Requires an ongoing reassessment of whether an entity is the primary beneficiary of a VIE.

In addition, in February 2010, the FASB issued ASU 2010-10, “Consolidation (ASC Topic
810): Amendments for Certain Investment Funds” (ASU 2010-10), which primarily defers ASU
2009-17 for an investment in an entity that is accounted for as an investment company.

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The provisions of ASU 2009-17 and ASU 2010-10 are effective as of the beginning of the first fiscal year that begins after November 15, 2009, and for subsequent interim and annual reporting periods. The Company is currently in the process of determining the impact of adoption of the provisions of ASU 2009-17 and ASU 2010-10.

Accounting for Transfers of Financial Assets

In December 2009, the FASB issued ASU 2009-16 “Transfers & Servicing (ASC Topic 860):
Accounting for Transfers of Financial Assets” (“ASU 2009-16”), which eliminates the QSPE concept and requires a transferor of financial assets to:

§ Consider the transferor’s continuing involvement in assets, limiting the circumstances in which a financial asset should be derecognized when the transferor has not transferred the entire asset to an entity that is not consolidated;
§ Account for the transfer as a sale only if an entity transfers an entire financial asset and surrenders controls, unless the transfer meets the conditions for a participating interest; and
§ Recognize and initially measure at fair value all assets obtained and liabilities incurred as a result of a transfer of financial assets accounted for as a sale.

The provisions of ASU 2009-16 are effective as of the beginning of the first fiscal year that begins after November 15, 2009, and for subsequent interim and annual reporting periods. The
Company is currently in the process of determining the impact of adoption of the provisions of
ASU 2009-16.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States (“US GAAP”) requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

Reclassifications

Certain reclassifications have been made to prior year financial information to conform to current year classifications.

Cash and Cash Equivalents

Cash and cash equivalents include cash on hand, certain money market instruments, and other debt issues with a maturity of 90 days or less when purchased.

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Subsequent Events

The Company has evaluated subsequent events for recognition and disclosure through the date the financial statements, as of December 31, 2009 and for the three years ended December 31,
2009, 2008, and 2007, were issued.

Investments

All of the Company’s fixed maturities and equity securities are currently designated as available-for-sale. Available-for-sale securities are reported at fair value and unrealized capital gains (losses) on these securities are recorded directly in Shareholder’s equity, after adjustment for related changes in DAC, value of business acquired (“VOBA”), and deferred income taxes.

Other-Than-Temporary-Impairments

The Company analyzes its general account investments to determine whether there has been an other-than-temporary decline in fair value below the amortized cost basis. Factors considered in this analysis include, but are not limited to, the length of time and the extent to which the fair value has been less than amortized cost, the issuer’s financial condition and near-term prospects, future economic conditions and market forecasts, interest rate changes, and changes in ratings of the security.

When assessing the Company’s intent to sell a security or if it is more likely than not it will be required to sell a security before recovery of its cost basis, management evaluates facts and circumstances such as, but not limited to, decisions to rebalance the investment portfolio and sales of investments to meet cash flow needs.

When the Company has determined it has the intent to sell or if it is more likely than not that it will be required to sell a security before recovery of its amortized cost basis and the fair value has declined below amortized cost (“intent impairment”) the individual security is written down from amortized cost to fair value and a corresponding charge is recorded in Net realized capital gains (losses) on the Statements of Operations as an other-than-temporary impairment
(“OTTI”). If the Company does not intend to sell the security nor is it more likely than not it will be required to sell the security before recovery of its amortized cost basis, but the Company has determined that there has been an other-than-temporary decline in fair value below the amortized cost basis, the OTTI is bifurcated into the amount representing the present value of the decrease in cash flows expected to be collected (“credit impairment”) and the amount related to other factors (“noncredit impairment”). The credit impairment is recorded in Net realized capital gains (losses) on the Statements of Operations. The noncredit impairment is recorded in Other comprehensive income (loss) on the Balance Sheets in accordance with the requirements of ASC Topic 320.

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

In order to determine the amount of the OTTI that is considered a credit impairment, the
Company estimates the recovery value by performing a discounted cash flow analysis based upon the best estimate of expected future cash flows, discounted at the effective interest rate implicit in the underlying debt security. The effective interest rate is the original yield for a fixed rate security or current coupon yield for a floating rate security.

Purchases and Sales

Purchases and sales of fixed maturities and equity securities, excluding private placements, are recorded on the trade date. Purchases and sales of private placements and mortgage loans are recorded on the closing date.

Valuation of Investments and Derivatives

The Company utilizes a number of valuation methodologies to determine the fair values of its financial assets and liabilities in conformity with the concepts of “exit price” and the fair value hierarchy as prescribed in ASC Topic 820. Valuations are obtained from third party commercial pricing services, brokers, and industry-standard vendor-provided software that models the value based on market observable inputs. The valuations obtained from brokers and third-party commercial pricing services are non-binding. The valuations are reviewed and validated monthly through the internal valuation committee price variance review, comparisons to internal pricing models, back testing to recent trades, or monitoring of trading volumes.

All valuation methods and assumptions are validated at least quarterly to ensure the accuracy and relevance of the fair values. There were no material changes to the valuation methods or assumptions used to determine fair values during 2009.

The following valuation methods and assumptions were used by the Company in estimating reported values for the investments and derivatives described below:

Fixed maturities, available-for-sale: The fair values for the actively traded marketable bonds are determined based upon the quoted market prices and are classified as Level 1 assets. The fair values for marketable bonds without an active market, excluding subprime residential mortgage-backed securities, are obtained through several commercial pricing services, which provide the estimated fair values and are classified as Level 2 assets. These services incorporate a variety of market observable information in their valuation techniques, including benchmark yields, broker-dealer quotes, credit quality, issuer spreads, bids, offers and other reference data.

Fair values of privately placed bonds are determined using a matrix-based pricing model and are classified as Level 2 assets. The model considers the current level of risk-free interest rates, current corporate spreads, the credit quality of the issuer, and cash flow characteristics of the security. Also considered are factors such as the net worth of the borrower, the value of collateral, the capital structure of the borrower, the presence of guarantees, and the Company’s evaluation of the borrower’s ability to compete in its relevant market. Using this data, the model generates estimated market values which the Company considers reflective of the fair value of each privately placed bond.

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The fair values for certain collateralized mortgage obligations (“CMO-Bs”) are determined by taking the average of broker quotes when more than one broker quote is provided.
Approximately three broker quotes are currently being provided for these securities. A few of the CMO-Bs are priced by the originating broker due to the complexity and unique characteristics of the assets. CMO-Bs are classified as Level 3 assets due to the lack of corroborating evidence to support a higher level and the inactivity of the market for these bonds.

Trading activity for the Company’s Residential Mortgage-backed Securities (“RMBS”), particularly subprime and Alt-A RMBS, declined during 2008 as a result of the dislocation of the credit markets. During 2008 and 2009, the Company continued to obtain pricing information from commercial pricing services and brokers. However, the pricing for subprime and Alt-A RMBS did not represent regularly occurring market transactions since the trading activity declined significantly in the second half of 2008. As a result, the Company concluded in the second half of 2008 that the market for subprime and Alt-A RMBS was inactive and classified these securities as Level 3 assets. The Company did not change its valuation procedures, which are consistent with those used for Level 2 marketable bonds without an active market, as a result of determining that the market was inactive. While the market for subprime and Alt-A RMBS remained largely inactive in the first half of 2009 compared to prior years, the Company noted an increase in trade activity of Alt-A RMBS during the second half of
2009. Therefore, the Company determined that the Alt-A RMBS should be transferred to Level
2 of the valuation hierarchy as its overall assessment of the market is that it is now active. The market for subprime RMBS remains largely inactive, and as such these securities will remain in
Level 3 of the valuation hierarchy. The Company will continue to monitor market activity for
RMBS to determine proper classification in the valuation hierarchy.

Broker quotes and prices obtained from pricing services are reviewed and validated monthly through an internal valuation committee price variance review, comparisons to internal pricing models, back testing to recent trades, or monitoring of trading volumes. At December 31, 2009,
$96.6 and $13.1 billion of a total of $18.2 billion in fixed maturities were valued using unadjusted broker quotes and unadjusted prices obtained from pricing services, respectively, and verified through the review process. The remaining balance in fixed maturities consisted primarily of privately placed bonds valued using a matrix-based pricing model and CMO-Bs valued using average broker quotes.

Generally, the Company does not obtain more than one vendor price from pricing services per instrument. The Company uses a hierarchy process in which prices are obtained from a primary vendor, and, if that vendor is unable to provide the price, the next vendor in the hierarchy is contacted until a price is obtained or it is determined that a price cannot be obtained from a commercial pricing service. When a price cannot be obtained from a commercial pricing service, broker quotes are solicited. All prices and broker quotes obtained, with the exception of CMO-B securities, go through the review process described above including valuations for which only one broker quote is obtained. After review, for those instruments where the price is determined to be appropriate, the unadjusted price provided is used for financial statement valuation. If it is determined that the price is questionable, another price may be requested from a different vendor. The internal valuation committee then reviews all prices for the instrument

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

again, along with information from the review, to determine which price best represents “exit price” for the instrument.

Equity securities, available-for-sale: Fair values of publicly traded equity securities are based upon quoted market price and are classified as Level 1 assets. Other equity securities, typically private equities or equity securities not traded on an exchange, are valued by other sources such as analytics or brokers and are classified as Level 3 assets.

Short-term investments: The fair values for certain short-term investments are determined based on quoted market prices. These assets are classified as Level 1. Other short-term investments are valued and classified in the fair value hierarchy consistent with the policies described herein, depending on investment type.

Derivatives: The carrying amounts for these financial instruments, which can be assets or liabilities, reflect the fair value of the assets and liabilities. Derivatives are carried at fair value
(on the Balance Sheets), which is determined using the Company’s derivative accounting system in conjunction with observable key financial data from third party sources, such as yield curves, exchange rates, Standard & Poor’s (“S&P”) 500 Index prices, and London Inter Bank
Offered Rates (“LIBOR”), which are obtained from third party sources and uploaded into the system. For those derivatives that are unable to be valued by the accounting system, the
Company typically utilizes values established by third party brokers. Counterparty credit risk is considered and incorporated in the Company’s valuation process through counterparty credit rating requirements and monitoring of overall exposure. It is the Company’s policy to transact only with investment grade counterparties with a credit rating of A- or better. Valuations for the
Company’s futures contracts are based on unadjusted quoted prices from an active exchange and, therefore, are classified as Level 1. The Company also has certain credit default swaps and options that are priced using models that primarily use market observable inputs, but contain inputs that are not observable to market participants, which have been classified as Level 3.
However, all other derivative instruments are valued based on market observable inputs and are classified as Level 2.

Embedded derivatives - Investment contract guarantees: The Company records liabilities, which can be either positive or negative, for annuity contracts containing guaranteed riders for
Guaranteed Minimum Accumulation Benefits (“GMABs”) and Guaranteed Minimum
Withdrawal Benefits (“GMWBs”) without life contingencies in accordance with US GAAP for derivative instruments and hedging activities. The guarantee is treated as an embedded derivative and is required to be reported separately from the host variable annuity contract. The fair value of the obligation is calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the anticipated life of the related contracts. The cash flow estimates are produced by using stochastic techniques under a variety of market return scenarios and other best estimate assumptions. These derivatives are classified as Level 3 assets in the fair value hierarchy.

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The Company also records for its fixed indexed annuity (“FIA”) contracts an embedded derivative liability for interest payments to contractholders above the minimum guaranteed interest rate, in accordance with US GAAP for derivative instruments and hedging activities.
The guarantee is treated as an embedded derivative and is required to be reported separately from the host contract. The fair value of the obligation is calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the anticipated life of the related contracts. The cash flow estimates are produced by best estimate assumptions. These derivatives are classified as Level 3 assets in the fair value hierarchy.

Nonperformance risk for investment contract guarantees contains adjustments to the fair values of these contract liabilities related to the current credit standing of ING and the Company based on credit default swaps with similar term to maturity and priority of payment. The ING credit default swap spread is applied to the discount factors for FIAs and the risk-free rates for
GMABs and GMWBs in the Company’s valuation models in order to incorporate credit risk into the fair values of these investment contract guarantees. As of December 31, 2009, the credit spreads of ING and the Company decreased by approximately 158 basis points from
December 31, 2008, which resulted in changes in the valuation of the reserves for all investment contract guarantees.

Embedded derivative - reinsurance: The carrying value of the embedded derivative is estimated based upon the change in the fair value of the assets supporting the funds withheld payable under the combined coinsurance and coinsurance funds withheld reinsurance agreement between the Company and Security Life of Denver International Limited (“SLDI”). As the fair value of the assets held in trust is based on a quoted market price (Level 1), the fair value of the embedded derivative is based on market observable inputs and is classified as Level 2.

The following investments are reported at values other than fair value on the Balance Sheets and are therefore not categorized in the fair value hierarchy:

Mortgage loans on real estate: Mortgage loans on real estate are reported at amortized cost, less impairment write-downs and allowance for losses. If the value of any mortgage loan is determined to be impaired (i.e., when it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to either the present value of expected cash flows from the loan, discounted at the loan’s effective interest rate, or fair value of the collateral. For those mortgages that are determined to require foreclosure, the carrying value is reduced to the fair value of the underlying collateral, net of estimated costs to obtain and sell at the point of foreclosure. The carrying value of the impaired loans is reduced by establishing a permanent write-down recorded in Net realized capital gains (losses).

Policy loans: The reported value of policy loans is equal to the carrying, or cash surrender, value of the loans. Policy loans are fully collateralized by the account value of the associated insurance contracts.

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Loan - Dutch State obligation: The reported value of The State of the Netherlands (the “Dutch
State”) loan obligation is based on the outstanding loan balance plus any unamortized premium.

Limited partnerships/corporations: The carrying value for these investments, primarily private equities and hedge funds, is determined based on the Company’s degree of influence over the investee’s operating and financial policies along with the percent of the investee that the
Company owns. Those investments where the Company has determined it has significant influence are accounted for under the equity method, with the remainder accounted for under the cost method.

Other investments: Other investments are comprised primarily of investments in joint ventures, accounted for under the equity method, and real estate reported at cost.

Fair value estimates are made at a specific point in time, based on available market information and judgments about various financial instruments, such as estimates of timing and amounts of future cash flows. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company’s entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized capital gains (losses). In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instruments.

Repurchase Agreements

The Company engages in dollar repurchase agreements with mortgage-backed securities
(“dollar rolls”) and repurchase agreements with other collateral types to increase its return on investments and improve liquidity. Such arrangements typically meet the requirements to be accounted for as financing arrangements. The Company enters into dollar roll transactions by selling existing mortgage-backed securities and concurrently entering into an agreement to repurchase similar securities within a short time frame in the future at a lower price. Under repurchase agreements, the Company borrows cash from a counterparty at an agreed upon interest rate for an agreed upon time frame and pledges collateral in the form of securities. At the end of the agreement, the counterparty returns the collateral to the Company and the
Company, in turn, repays the loan amount along with the additional agreed upon interest.
Company policy requires that at all times during the term of the dollar roll and repurchase agreements that cash or other collateral types obtained is sufficient to allow the Company to fund substantially all of the cost of purchasing replacement assets (the “Required Collateral
Value Amount”). Cash collateral received is invested in short term investments, with the offsetting collateral liability included in Borrowed money on the Balance Sheets. At
December 31, 2009 and 2008, the carrying value of the securities pledged in dollar rolls and repurchase agreement transactions was $354.1 and $562.8, respectively, and is included in
Securities pledged on the Balance Sheets. The repurchase obligation related to dollar rolls and repurchase agreements, including accrued interest, totaled $311.1 and $483.1 at December 31,
2009 and 2008, respectively, and is included in Borrowed money on the Balance Sheets. In addition to the repurchase obligation, the Company holds $28.9 in collateral posted by the counterparty in connection with the increase in the value of pledged securities that will be released upon settlement.

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The Company also enters into reverse repurchase agreements. These transactions involve a purchase of securities and an agreement to sell substantially the same securities as those purchased. Company policy requires that, at all times during the term of the reverse repurchase agreements, cash or other collateral types provided is sufficient to allow the counterparty to fund substantially all of the cost of purchasing replacement assets. At December 31, 2009 and
2008, the Company did not have any securities pledged under reverse repurchase agreements.

The primary risk associated with short-term collateralized borrowings is that the counterparty will be unable to perform under the terms of the contract. The Company’s exposure is limited to the excess of the net replacement cost of the securities over the value of the short-term investments, an amount that was immaterial at December 31, 2009. The Company believes the counterparties to the dollar rolls, repurchase, and reverse repurchase agreements are financially responsible and that the counterparty risk is minimal, based on counterparty ongoing monitoring processes.

Securities Lending

The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions for short periods of time. Initial collateral, primarily cash, is required at a rate of 102% of the market value of the loaned domestic securities. The collateral is deposited by the borrower with a lending agent, and retained and invested by the lending agent according to the Company’s guidelines to generate additional income. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value of the loaned securities fluctuates. At December 31, 2009 and
2008, the fair value of loaned securities was $163.7 and $125.4, respectively, and is included in
Securities pledged on the Balance Sheets.

Derivatives

The Company’s use of derivatives is limited mainly to hedging purposes to reduce the
Company’s exposure to cash flow variability of assets and liabilities, interest rate risk, credit risk, and market risk. Generally, derivatives are not accounted for using hedge accounting treatment under US GAAP, as the Company has not historically sought hedge accounting treatment.

The Company enters into interest rate, equity market, credit default, and currency contracts, including swaps, caps, floors, options and futures, to reduce and manage risks associated with changes in value, yield, price, cash flow, or exchange rates of assets or liabilities held or intended to be held, or to assume or reduce credit exposure associated with a referenced asset, index, or pool. The Company also utilizes options and futures on equity indices to reduce and manage risks associated with its annuity products. Open derivative contracts are reported as either Derivatives or Other liabilities, as appropriate, on the Balance Sheets. Changes in the fair value of such derivatives are recorded in Net realized capital gains (losses) in the Statements of
Operations.

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

If the Company’s current debt and claims paying ratings were downgraded in the future, the terms in the Company’s derivative agreements may be triggered, which could negatively impact overall liquidity. For the majority of the Company’s counterparties, there is a termination event should the Company’s long term debt ratings drop below BBB+/Baal.

The Company also has investments in certain fixed maturity instruments, and has issued certain retail annuity products, that contain embedded derivatives whose market value is at least partially determined by, among other things, levels of or changes in domestic and/or foreign interest rates (short-term or long-term), exchange rates, prepayment rates, equity markets, or credit ratings/spreads.

Embedded derivatives within fixed maturity instruments are included in Fixed maturities, available-for-sale, on the Balance Sheets, and changes in fair value are recorded in Net realized capital gains (losses) in the Statements of Operations.

Embedded derivatives within retail annuity products are included in Future policy benefits and claims reserves on the Balance Sheets, and changes in the fair value are recorded in Interest credited and other benefits to contractowners in the Statements of Operations.

In addition, the Company has entered into a coinsurance with funds withheld arrangement which contains an embedded derivative whose fair value is based on the change in the fair value of the underlying assets held in trust. The embedded derivative within the coinsurance arrangement is included in Future policy benefits and claims reserves on the Balance Sheets, and changes in the fair value are recorded in Interest credited and other benefits to contractowners in the Statements of Operations.

Deferred Policy Acquisition Costs and Value of Business Acquired

General

DAC represents policy acquisition costs that have been capitalized and are subject to amortization. Such costs consist principally of certain commissions, underwriting, contract issuance, and agency expenses, related to the production of new and renewal business.

VOBA represents the outstanding value of in force business capitalized in purchase accounting when the Company was acquired and is subject to amortization. The value is based on the present value of estimated profits embedded in the Company’s contracts.

Current US GAAP guidance for universal life and investment-type products, such as fixed and variable deferred annuities, indicates DAC and VOBA are amortized, with interest, over the life of the related contracts in relation to the present value of estimated future gross profits from investment, mortality, and expense margins, plus surrender charges.

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Internal Replacements

Contractowners may periodically exchange one contract for another, or make modifications to an existing contract. Beginning January 1, 2007, these transactions are identified as internal replacements and are accounted for in accordance with current US GAAP guidance for DAC related to modification or exchange of insurance contracts.

Internal replacements that are determined to result in substantially unchanged contracts are accounted for as continuations of the replaced contracts. Any costs associated with the issuance of the new contracts are considered maintenance costs and expensed as incurred. Unamortized
DAC and VOBA related to the replaced contracts continue to be deferred and amortized in connection with the new contracts as follows:

§ For deferred annuities, the estimated future gross profits of the new contracts are treated as revisions to the estimated future gross profits of the replaced contracts in the determination of amortization.
§ As of January 1, 2007, internal replacements that are determined to result in contracts that are substantially changed are accounted for as extinguishments of the replaced contracts, and any unamortized DAC and VOBA related to the replaced contracts are written off to
Net amortization of deferred policy acquisition costs and value of business acquired in the
Statements of Operations.

Unlocking

Changes in assumptions can have a significant impact on DAC and VOBA balances and amortization rates. Several assumptions are considered significant in the estimation of future gross profits associated with variable universal life and variable deferred annuity products. One of the most significant assumptions involved in the estimation of future gross profits is the assumed return associated with the variable account performance. To reflect the volatility in the equity markets, this assumption involves a combination of near-term expectations and long-term assumptions regarding market performance. The overall return on the variable account is dependent on multiple factors, including the relative mix of the underlying sub-accounts among bond funds and equity funds, as well as equity sector weightings. Other significant assumptions include estimated future hedging and guaranteed benefit costs, surrender and lapse rates, estimated interest spread, and estimated mortality.

Due to the relative size and sensitivity to minor changes in underlying assumptions of DAC and
VOBA balances, the Company performs quarterly and annual analyses of DAC and VOBA for the annuity and life businesses, respectively. The DAC and VOBA balances are evaluated for recoverability.

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

At each evaluation date, actual historical gross profits are reflected, and estimated future gross profits and related assumptions are evaluated for continued reasonableness. Any adjustment in estimated future gross profits requires that the amortization rate be revised (“unlocking”), retroactively to the date of the policy or contract issuance. The cumulative unlocking adjustment is recognized as a component of current period amortization. In general, sustained increases in investment, mortality, and expense margins, and thus estimated future profits, lower the rate of amortization. Sustained decreases in investment, mortality, and expense margins, and thus estimated future gross profits, however, increase the rate of amortization.

Reserves

The Company establishes and carries actuarially-determined reserves that are calculated to meet its future obligations. Generally, reserves are calculated using mortality and withdrawal rate assumptions based on relevant Company experience and are periodically reviewed against both industry standards and experience. Changes in, or deviation from the assumptions used can significantly affect the Company’s reserve level and related future operations.

Future policy benefits and claims reserves include reserves for deferred annuities and immediate annuities with and without life contingent payouts, universal and traditional life insurance contracts, and GICs.

Reserves for deferred annuity investment contracts and immediate annuities without life contingent payouts are equal to cumulative deposits, less charges and withdrawals, plus credited interest thereon. Deferred annuity crediting rates and reserve interest rates varied by product up to a maximum of 10.0% for 2009, 2008, and 2007.

Reserves for individual immediate annuities with life contingent payout benefits are computed on the basis of assumed interest discount rates, mortality, and expenses, including a margin for adverse deviations. Such assumptions generally vary by annuity plan type, year of issue, and policy duration. For 2009, 2008, and 2007, immediate annuity reserve interest discount rates varied up to a maximum of 8.0%.

Reserves for FIAs are computed in accordance with the requirements of FASB ASC Topic 944,
“Financial Services – Insurance”, Topic 815, “Derivatives and Hedging”, and Topic 820, “Fair
Value Measurements and Disclosures”. Accordingly, the aggregate initial liability is equal to the deposit received, plus a bonus, if applicable, and is split into a host component and an embedded derivative component. Thereafter, the host liability accumulates at a set interest rate, and the embedded derivative liability is recognized at fair value, with the change in fair value recorded in the Statements of Operations.

Reserves for universal life products are equal to cumulative deposits, less withdrawals and charges, plus credited interest thereon. Reserves for traditional life insurance contracts represent the present value of future benefits to be paid to or on behalf of contractowners and related expenses, less the present value of future net premiums.

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Under the requirements of ASC Topic 944, the Company calculates additional reserve liabilities for certain variable annuity guaranteed benefits and for universal life products with certain patterns of cost of insurance charges and certain other fees. The additional reserve for such products recognizes the portion of contract assessments received in early years used to compensate the insurer for services provided in later years.

The Company calculates a benefit ratio for each block of business that meets the requirements for additional reserves as outlined in ASC Topic 944, and calculates an additional reserve by accumulating amounts equal to the benefit ratio multiplied by the assessments for each period, reduced by excess benefits during the period. The additional reserve is accumulated at interest rates using rates consistent with the deferred policy acquisition costs model for the period. The calculated reserve includes a provision for universal life contracts with patterns of cost of insurance charges that produce expected gains from the insurance benefit function followed by losses from that function in later years.

GMABs and GMWBs without life contingent payouts are considered to be derivatives under
ASC Topic 815 and Topic 820. The additional reserves for these guarantees are recognized at fair value through the Statements of Operations.

Reserves for GICs are calculated using the amount deposited with the Company, less withdrawals, plus interest accrued to the ending valuation date. Interest on these contracts is accrued by a predetermined index, plus a spread or a fixed rate, established at the issue date of the contract.

Sales Inducements

Sales inducements represent benefits paid to contractowners for a specified period that are incremental to the amounts the Company credits on similar contracts and are higher than the contract’s expected ongoing crediting rates for periods after the inducement. Sales inducements are amortized as a component of Interest credited and other benefits to contractowners using methodologies and assumptions consistent with those used for amortization of DAC.

Revenue Recognition

For universal life and most annuity contracts, charges assessed against contractowner funds for the cost of insurance, surrenders, expenses, and other fees are recorded as revenue as charges are assessed. Other amounts received for these contracts are reflected as deposits and are not recorded as premium or revenue. Related policy benefits are recorded in relation to the associated premiums or gross profit so that profits are recognized over the expected lives of the contracts.

Premiums on the Statements of Operations primarily represent amounts received under traditional life insurance policies.

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

For GICs, deposits made to the Company are not recorded as revenue in the Statements of
Operations, but are recorded directly to Future policy benefits and claims reserves on the
Balance Sheets.

Separate Accounts

Separate account assets and liabilities generally represent funds maintained to meet specific investment objectives of contractowners who bear the investment risk, subject, in limited cases, to certain minimum guarantees. Investment income and investment gains and losses generally accrue directly to such contractowners. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company or its affiliates.

Separate account assets supporting variable options under variable annuity contracts are invested, as designated by the contractowner or participant (who bears the investment risk subject, in limited cases, to minimum guaranteed rates) under a contract, in shares of mutual funds that are managed by the Company or its affiliates, or in other selected mutual funds not managed by the Company or its affiliates.

The Company reports separately, as assets and liabilities, investments held in the separate accounts and liabilities of separate accounts if:

§ such separate accounts are legally recognized;
§ assets supporting the contract liabilities are legally insulated from the Company’s general account liabilities;
§ investments are directed by the contractholder;
§ and, all investment performance, net of contract fees and assessments, is passed through to the contractholder.

The Company reports separate account assets and liabilities that meet the above criteria at fair value based on the fair value of the underlying investments. Investment income and net realized and unrealized capital gains (losses) of the separate accounts, however, are not reflected in the
Statements of Operations. The Statements of Cash Flows do not reflect investment activity of the separate accounts.

Assets and liabilities of separate account arrangements that do not meet the above criteria for separate presentation in the Balance Sheets (primarily guaranteed interest options), and revenue and expenses related to such arrangements, are consolidated in the financial statements with the general account. At December 31, 2009 and 2008, unrealized capital gains (losses) of $56.6 and
$(243.5), respectively, after taxes, on assets supporting a guaranteed interest option are reflected in Shareholder’s equity.

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Reinsurance

The Company utilizes reinsurance agreements to reduce its exposure to large losses in most aspects of its insurance business. Such reinsurance permits recovery of a portion of losses from reinsurers, although it does not discharge the primary liability of the Company as the direct insurer of the risks reinsured. The Company evaluates the financial strength of potential reinsurers and continually monitors the financial condition of reinsurers. Only those reinsurance recoverable balances deemed probable of recovery are reflected as assets on the
Company’s Balance Sheets.

Participating Insurance

Participating business approximates 7.9% of the Company’s ordinary life insurance in force and
29.2% of life insurance premium income. The amount of dividends to be paid is determined annually by the Board of Directors. Amounts allocable to participating contractowners are based on published dividend projections or expected dividend scales. Dividends to participating policyholders of $12.4, $13.7, and $14.8, were incurred during the years ended December 31,
2009, 2008, and 2007, respectively.

Income Taxes

The Company is taxed at regular corporate rates after adjusting income reported for financial statement purposes for certain items. Deferred income tax expenses (benefits) result from changes during the year in cumulative temporary differences between the tax basis and book basis of assets and liabilities.

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

2. Investments Fixed Maturities and Equity Securities

Fixed maturities and equity securities, available-for-sale, were as follows as of December 31, 2009.

		Gross	Gross
		Unrealized	Unrealized
	Amortized	Capital	Capital		Fair
	Cost	Gains	Losses	OTTI(2)	Value
Fixed maturities:
U.S. Treasuries	$ 4,201.0	$ 2.5	$ 80.0	$ -	$ 4,123.5
U.S. government agencies and authorities	26.1	0.1	1.6	-	24.6
State, municipalities, and political
subdivisions	47.8	2.2	5.2	-	44.8

U.S. corporate securities:
Public utilities	997.4	57.5	6.9	-	1,048.0
Other corporate securities	4,290.8	247.8	71.8	0.4	4,466.4
Total U.S. corporate securities	5,288.2	305.3	78.7	0.4	5,514.4

Foreign securities(1):
Government	369.8	23.8	8.3	-	385.3
Other	2,880.8	131.7	78.5	0.4	2,933.6
Total foreign securities	3,250.6	155.5	86.8	0.4	3,318.9

Residential mortgage-backed securities	1,758.9	210.7	150.7	70.9	1,748.0
Commercial mortgage-backed securities	3,012.5	25.3	448.2	-	2,589.6
Other asset-backed securities	1,218.6	11.8	316.8	28.4	885.2

Total fixed maturities, including securities
pledged	18,803.7	713.4	1,168.0	100.1	18,249.0
Less: securities pledged	1,079.4	35.3	22.2	-	1,092.5
Total fixed maturities	17,724.3	678.1	1,145.8	100.1	17,156.5
Equity securities	150.8	4.3	0.8	-	154.3

Total investments, available-for-sale	$ 17,875.1	$ 682.4	$ 1,146.6	$ 100.1	$ 17,310.8

(1)	Primarily U.S. dollar denominated.
(s)	Represents other-than-temporary impairments reported as a component of Other comprehensive income ("noncredit impairments").

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Fixed maturities and equity securities, available-for-sale, were as follows as of December 31, 2008.

		Gross	Gross
		Unrealized	Unrealized
	Amortized	Capital	Capital	Fair
	Cost	Gains	Losses	Value
Fixed maturities:
U.S. Treasuries	$ 1,109.3	$ 74.3	$ 0.3	$ 1,183.3
U.S. government agencies and authorities	255.8	20.9	-	276.7
State, municipalities, and political subdivisions	48.2	0.3	9.0	39.5

U.S. corporate securities:
Public utilities	1,229.3	5.3	114.3	1,120.3
Other corporate securities	5,516.4	68.7	606.0	4,979.1
Total U.S. corporate securities	6,745.7	74.0	720.3	6,099.4

Foreign securities(1):
Government	413.3	3.6	64.4	352.5
Other	3,448.6	11.1	459.9	2,999.8
Total foreign securities	3,861.9	14.7	524.3	3,352.3

Residential mortgage-backed securities	4,264.0	122.3	803.0	3,583.3
Commercial mortgage-backed securities	3,585.1	-	1,027.9	2,557.2
Other asset-backed securities	1,500.2	9.2	464.9	1,044.5

Total fixed maturities, including securities pledged	21,370.2	315.7	3,549.7	18,136.2
Less: securities pledged	1,141.2	57.4	29.9	1,168.7
Total fixed maturities	20,229.0	258.3	3,519.8	16,967.5
Equity securities	257.6	0.3	4.0	253.9

Total investments, available-for-sale	$ 20,486.6	$ 258.6	$ 3,523.8	$ 17,221.4
(1) Primarily U.S. dollar denominated.

At December 31, 2009 and 2008, net unrealized losses were $551.2 and $3,237.7, respectively, on total fixed maturities, including securities pledged to creditors, and equity securities.

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The amortized cost and fair value of fixed maturities, excluding securities pledged, as of
December 31, 2009, are shown below by contractual maturity. Actual maturities may differ from contractual maturities as securities may be restructured, called, or prepaid.

	Amortized	Fair
	Cost	Value
Due to mature:
One year or less	$ 493.7	$ 496.6
After one year through five years	5,322.7	5,505.3
After five years through ten years	3,875.6	3,957.2
After ten years	3,121.7	3,067.1
Mortgage-backed securities	4,771.4	4,337.6
Other asset-backed securities	1,218.6	885.2
Less: securities pledged	1,079.4	1,092.5
Fixed maturities, excluding securities pledged	$ 17,724.3	$ 17,156.5

The Company did not have any investments in a single issuer, other than obligations of the U.S.
government and government agencies and the Dutch State loan obligation, with a carrying value in excess of 10.0% of the Company’s Shareholder’s equity at December 31, 2009. At
December 31, 2008, the Company had investments with five issuers, other than obligations of the U.S. government and government agencies, with a carrying value in excess of 10.0% of the
Company’s Shareholder’s equity.

At December 31, 2009 and 2008, fixed maturities with fair values of $12.1 and $12.4, respectively, were on deposit as required by regulatory authorities.

The Company invests in various categories of collateralized mortgage obligations (“CMOs”), including CMOs that are not agency-backed, that are subject to different degrees of risk from changes in interest rates and defaults. The principal risks inherent in holding CMOs are prepayment and extension risks related to dramatic decreases and increases in interest rates resulting in the prepayment of principal from the underlying mortgages, either earlier or later than originally anticipated. At December 31, 2009 and 2008, approximately 26.1% and 13.3%, respectively, of the Company’s CMO holdings were invested in those types of CMOs which are subject to more prepayment and extension risk than traditional CMOs, such as interest-only or principal-only strips.

Certain CMOs, primarily interest-only and principal-only strips are accounted for as hybrid instruments and valued at fair value as allowed under a provision of current US GAAP. The fair value of these instruments at December 31, 2009 and 2008 was $192.6 and $325.1,
respectively, and is included in Fixed maturities, available for sale, on the Balance Sheets. The impact to Other net realized capital gains (losses) on the Statements of Operations related to these hybrid instruments was $117.6 and $0.1 for the years ended December 31, 2009 and 2008, respectively.

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The Company is a member of the Federal Home Loan Bank of Des Moines (“FHLB”) and is
required to maintain a collateral deposit that backs funding agreements issued to the FHLB. At
December 31, 2009 and 2008, the Company had $1,304.5 and $2,995.2, respectively, in non-
putable funding agreements, including accrued interest, issued to the FHLB. At December 31,
2009 and 2008, assets with a market value of approximately $1,657.9 and $3,341.1, respectively, collateralized the funding agreements to the FHLB. Assets pledged to the FHLB are included in Fixed maturities, available-for-sale, in the Balance Sheets.

In conjunction with the January 2009 agreement with the Dutch State regarding the transfer of
80% of the Company's Alt-A residential mortgage backed securities (“Alt-A RMBS”), which included $386.0 in Alt-A RMBS pledged to the FHLB, the Company substituted the Alt-A
RMBS assets pledged with other fixed maturities. By February 17, 2009, the Company recalled these Alt-A securities in order to implement the transaction with the Dutch State and reduced the funding agreements issued to the FHLB pro rata.

Transfer of Alt-A RMBS Participation Interest

On January 26, 2009, ING announced it reached an agreement, for itself and on behalf of certain
ING affiliates including the Company, with the Dutch State on an Illiquid Assets Back-Up
Facility (the “Back-Up Facility”) covering 80% of ING’s Alt-A RMBS. Under the terms of the
Back-Up Facility, a full credit risk transfer to the Dutch State was realized on 80% of ING’s
Alt-A RMBS owned by ING Bank, FSB and ING affiliates within ING Insurance Americas with a book value of $36.0 billion, including book value of $1.4 billion of the Alt-A RMBS portfolio owned by the Company (with respect to the Company’s portfolio, the “Designated
Securities Portfolio”) (the “ING-Dutch State Transaction”). As a result of the risk transfer, the
Dutch State will participate in 80% of any results of the ING Alt-A RMBS portfolio. The risk transfer to the Dutch State took place at a discount of approximately 10% of par value. In addition, under the Back-Up Facility, other fees were paid both by the Company and the Dutch
State. Each ING company participating in the ING-Dutch State Transaction, including the
Company remains the legal owner of 100% of its Alt-A RMBS portfolio and will remain exposed to 20% of any results on the portfolio. The ING-Dutch State Transaction closed
March 31, 2009, with the affiliate participation conveyance and risk transfer to the Dutch State described in the succeeding paragraph taking effect as of January 26, 2009.

In order to implement that portion of the ING-Dutch State Transaction related to the Company’s
Designated Securities Portfolio, the Company entered into a participation agreement with its affiliates, ING Support Holding B.V. (“ING Support Holding”) and ING pursuant to which the
Company conveyed to ING Support Holding an 80% participation interest in its Designated
Securities Portfolio and will pay a periodic transaction fee, and received, as consideration for the participation, an assignment by ING Support Holding of its right to receive payments from the Dutch State under the Illiquid Assets Back-Up Facility related to the Company’s Designated
Securities Portfolio among, ING, ING Support Holding and the Dutch State (the “Company
Back-Up Facility”). Under the Company Back-Up Facility, the Dutch State is obligated to pay certain periodic fees and make certain periodic payments with respect to the Company’s
Designated Securities Portfolio, and ING Support Holding is obligated to pay a periodic guarantee fee and make periodic payments to the Dutch State equal to the distributions made

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

with respect to the 80% participation interest in the Company’s Designated Securities Portfolio.
The Dutch State payment obligation to the Company under the Company Back-Up Facility is accounted for as a loan receivable for US GAAP and is reported in Loan - Dutch State obligation on the Balance Sheets.

Upon the closing of the transaction on March 31, 2009, the Company reduced the unrealized loss balance in Accumulated other comprehensive loss included in Shareholder’s equity by
$411.3 and recognized a gain of $117.6, which was reported in Net realized capital losses on the
Statements of Operations.

In a second transaction, known as the Step 1 Cash Transfer, a portion of the Company’s Alt-A
RMBS which had a book value of $18.9 was sold for cash to an affiliate, Lion II Custom
Investments LLC (“Lion II”). Immediately thereafter, Lion II sold to ING Direct Bancorp the purchased securities (the “Step 2 Cash Transfer”). Contemporaneous with the Step 2 Cash
Transfer, ING Direct Bancorp included such purchased securities as part of its Alt-A RMBS portfolio sale to the Dutch State. The Step 1 Cash Transfer closed on March 31, 2009, and the
Company recognized a gain of $7.9 contemporaneous with the closing of the ING-Dutch State
Transaction, which was reported in Net realized capital gains (losses) on the Statements of
Operations.

As part of the final restructuring plan submitted to the European Commission (“EC”) in connection with its review of the Dutch state aid to ING (the “Restructuring Plan”), ING has agreed to make additional payments to the Dutch State corresponding to an adjustment of fees for the Back-Up Facility. Under this new agreement, the terms of the ING-Dutch State
Transaction which closed on March 31, 2009, including the transfer price of the Alt-A RMBS securities, will remain unaltered and the additional payments will not be borne by the Company or any other ING U.S. subsidiaries.

Repurchase Agreements

The Company engages in dollar repurchase agreements with mortgage-backed securities
(“dollar rolls”) and repurchase agreements with other collateral types to increase its return on investments and improve liquidity. Such arrangements typically meet the requirements to be accounted for as financing arrangements. The Company enters into dollar roll transactions by selling existing mortgage-backed securities and concurrently entering into an agreement to repurchase similar securities within a short time frame in the future at a lower price. Under repurchase agreements, the Company borrows cash from a counterparty at an agreed upon interest rate for an agreed upon time frame and pledges collateral in the form of securities. At the end of the agreement, the counterparty returns the collateral to the Company and the
Company, in turn, repays the loan amount along with the additional agreed upon interest.
Company policy requires that at all times during the term of the dollar roll and repurchase agreements that cash or other collateral types obtained is sufficient to allow the Company to fund substantially all of the cost of purchasing replacement assets (the “Required Collateral
Value Amount”). Cash collateral received is invested in short term investments, with the offsetting collateral liability included in Borrowed money on the Balance Sheets. At
December 31, 2009 and 2008, the carrying value of the securities pledged in dollar rolls and

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

repurchase agreement transactions was $354.1 and $562.8, respectively, and is included in
Securities pledged on the Balance Sheets. The repurchase obligation related to dollar rolls and repurchase agreements, including accrued interest, totaled $311.1 and $483.1 at December 31,
2009 and 2008, respectively, and is included in Borrowed money on the Balance Sheets. In addition to the repurchase obligation, the Company holds $28.9 in collateral posted by the counterparty in connection with the increase in the value of pledged securities that will be released upon settlement.

The Company also enters into reverse repurchase agreements. These transactions involve a purchase of securities and an agreement to sell substantially the same securities as those purchased. Company policy requires that, at all times during the term of the reverse repurchase agreements, cash or other collateral types provided is sufficient to allow the counterparty to fund substantially all of the cost of purchasing replacement assets. At December 31, 2009 and
2008, the Company did not have any securities pledged under reverse repurchase agreements.

The primary risk associated with short-term collateralized borrowings is that the counterparty will be unable to perform under the terms of the contract. The Company’s exposure is limited to the excess of the net replacement cost of the securities over the value of the short-term investments, an amount that was immaterial at December 31, 2009. The Company believes the counterparties to the dollar rolls, repurchase, and reverse repurchase agreements are financially responsible and that the counterparty risk is minimal, based on counterparty ongoing monitoring processes.

Securities Lending

The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions for short periods of time. Initial collateral, primarily cash, is required at a rate of 102% of the market value of the loaned domestic securities. The collateral is deposited by the borrower with a lending agent, and retained and invested by the lending agent according to the Company’s guidelines to generate additional income. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value of the loaned securities fluctuates. At December 31, 2009 and
2008, the fair value of loaned securities was $163.7 and $125.4, respectively, and is included in
Securities pledged on the Balance Sheets.

Variable Interest Entities

The Company holds certain VIEs for investment purposes. VIEs may be in the form of private placement securities, structured securities, securitization transactions, or limited partnerships.
The Company has reviewed each of its holdings under current guidance and determined that consolidation of these investments in the Company’s financial statements is not required, as the
Company is not the primary beneficiary for any of the investments in VIEs. Rather, the VIEs are accounted for using the cost or equity method of accounting. In addition, the Company may be exposed to the loss of asset management fees it receives for some of these structures. The carrying value of investments in VIEs of $0.9 at December 31, 2009 are included in Limited

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

partnerships/corporations on the Balance Sheets. Income and losses recognized on these investments are reported in Net investment income on the Statements of Operations.

Unrealized Capital Losses

Unrealized capital losses (including non-credit impairments) in fixed maturities, including securities pledged to creditors, for Investment Grade (“IG”) and Below Investment Grade
(“BIG”) securities by duration were as follows at December 31, 2009 and 2008.

		2009				2008
		% of IG		% of IG		% of IG		% of IG
	IG	and BIG	BIG	and BIG	IG	and BIG	BIG	and BIG
Six months or less
below amortized cost	$ 170.1	13.5% $	21.2	1.7%	$ 645.7	18.2% $	115.6	3.3%
More than six months and
twelve months or less
below amortized cost	259.3	20.4%	200.8	15.8%	828.3	23.3%	85.7	2.4%
More than twelve months
below amortized cost	419.0	33.0%	197.7	15.6%	1,776.4	50.0%	98.0	2.8%
Total unrealized capital losses	$ 848.4	66.9% $ 419.7		33.1%	$ 3,250.4	91.5% $	299.3	8.5%

The following table summarizes the unrealized capital losses (including non-credit impairments) by duration and reason, along with the fair value of fixed maturities, including securities pledged to creditors, in unrealized capital loss positions at December 31, 2009 and
2008.

	Six Months	More than
	or Less	Six Months and	More than	Total
	Below	Twelve Months	Twelve Months	Unrealized
	Amortized	or Less Below	Below	Capital
2009	Cost	Amortized Cost	Amortized Cost	Losses
Interest rate or spread widening	$ 99.3	$ 31.6	$ 122.2	$ 253.1
Mortgage and other asset-backed securities	92.0	428.5	494.5	1,015.0
Total unrealized capital losses	$ 191.3	$ 460.1	$ 616.7	$ 1,268.1
Fair value	$ 5,275.9	$ 1,058.2	$ 2,714.5	$ 9,048.6

2008
Interest rate or spread widening	$ 198.7	$ 538.4	$ 516.7	$ 1,253.8
Mortgage and other asset-backed securities	562.6	375.6	1,357.7	2,295.9
Total unrealized capital losses	$ 761.3	$ 914.0	$ 1,874.4	$ 3,549.7
Fair value	$ 4,350.9	$ 4,522.0	$ 4,551.9	$ 13,424.8

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Unrealized capital losses (including non-credit impairments), along with the fair value of fixed maturities, including securities pledged to creditors, by market sector and duration were as follows at December 31, 2009 and 2008.

			More Than Six
			Months and Twelve		More Than Twelve
	Six Months or Less		Months or Less		Months Below
	Below Amortized Cost		Below Amortized Cost		Amortized Cost		Total
		Unrealized		Unrealized		Unrealized		Unrealized
	Fair Value	Capital Loss	Fair Value	Capital Loss	Fair Value	Capital Loss	Fair Value	Capital Loss
2009
U.S. Treasuries	$ 3,761.2	$ 80.0	$ -	$ -	$ -	$ -	$ 3,761.2	$ 80.0
U.S. government
agencies	15.2	0.8	8.2	0.8	-	-	23.4	1.6
and authorities
U.S. corporate, state,
and municipalities	273.8	6.7	108.1	13.5	737.7	64.1	1,119.6	84.3
Foreign	228.1	11.8	107.8	17.3	472.6	58.1	808.5	87.2
Residential
mortgage-backed	139.1	46.5	183.5	92.3	260.7	82.8	583.3	221.6
Commercial
mortgage-backed	795.5	44.1	534.6	243.1	682.7	161.0	2,012.8	448.2
Other asset-backed	63.0	1.4	116.0	93.1	560.8	250.7	739.8	345.2
Total	$ 5,275.9	$ 191.3	$ 1,058.2	$ 460.1	$ 2,714.5	$ 616.7	$ 9,048.6	$ 1,268.1

2008
U.S. Treasuries	$ 254.1	$ 0.3	$ -	$ -	$ -	$ -	$ 254.1	$ 0.3
U.S. corporate, state,
and municipalities	1,588.3	137.7	1,923.5	323.6	1,133.5	268.0	4,645.3	729.3
Foreign	747.8	61.4	1,225.9	214.8	920.5	248.1	2,894.2	524.3
Residential
mortgage-backed	884.7	307.3	436.2	76.6	759.5	419.1	2,080.4	803.0
Commercial
mortgage-backed	561.7	113.6	795.5	262.2	1,180.7	652.1	2,537.9	1,027.9
Other asset-backed	311.7	141.7	139.8	37.9	561.4	285.3	1,012.9	464.9
Total	$ 4,348.3	$ 762.0	$ 4,520.9	$ 915.1	$ 4,555.6	$ 1,872.6	$ 13,424.8	$ 3,549.7

Of the unrealized capital losses aged more than twelve months, the average market value of the related fixed maturities was 81.5% of the average book value as of December 31, 2009. In addition, this category includes 461 securities, which have an average quality rating of A.

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Unrealized capital losses (including non-credit impairments) in fixed maturities, including securities pledged to creditors, for instances in which fair value declined below amortized cost by greater than or less than 20% for consecutive periods as indicated in the tables below, were as follows for December 31, 2009 and 2008.

	Amortized Cost		Unrealized Capital Loss		Number of Securities
	< 20%	> 20%	< 20%	> 20%	< 20%	> 20%
2009
Six months or less
below amortized cost	$ 6,184.5	$ 396.8	$ 265.1	$ 111.8	282	96
More than six months and
twelve months or less
below amortized cost	1,248.5	982.3	68.8	433.2	191	115
More than twelve months
below amortized cost	619.0	885.6	27.8	361.4	113	158
Total	$ 8,052.0	$ 2,264.7	$ 361.7	$ 906.4	586	369

2008
Six months or less
below amortized cost	$ 5,605.9	$ 6,569.3	$ 483.9	$ 2,279.4	807	732
More than six months and
twelve months or less
below amortized cost	2,481.8	852.6	181.8	452.7	335	116
More than twelve months
below amortized cost	1,428.5	35.8	130.6	21.3	173	19
Total	$ 9,516.2	$ 7,457.7	$ 796.3	$ 2,753.4	1,315	867

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Unrealized capital losses (including non-credit impairments) in fixed maturities, including securities pledged to creditors, by market sector for instances in which fair value declined below amortized cost by greater than or less than 20% for consecutive periods as indicated in the tables below, were as follows for December 31, 2009 and 2008.

	Amortized Cost		Unrealized Capital Loss		Number of Securities
	< 20%	> 20%	< 20%	> 20%	< 20%	> 20%
2009
U.S. Treasuries	$ 3,841.2	$ -	$ 80.0	$ -	21	-
U.S. government agencies
and authorities	25.0	-	1.6	-	4	-
U.S. corporate, state and
municipalities	1,139.0	64.9	67.8	16.5	220	32
Foreign	712.7	183.0	33.1	54.1	93	30
Residential mortgage-backed	336.0	468.9	35.9	185.7	83	119
Commercial mortgage-backed	1,534.6	926.5	104.2	344.0	96	60
Other asset-backed	463.5	621.4	39.1	306.1	69	128
Total	$ 8,052.0	$ 2,264.7	$ 361.7	$ 906.4	586	369

2008
U.S. Treasuries	$ 254.4	$ -	$ 0.3	$ -	2	-
U.S. corporate, state and
municipalities	4,043.9	1,330.2	325.4	403.9	654	239
Foreign	2,341.8	1,076.6	174.3	350.0	314	168
Residential mortgage-backed	1,197.1	1,686.3	84.7	718.3	154	159
Commercial mortgage-backed	1,158.2	2,407.6	158.7	869.2	107	130
Other asset-backed	520.8	957.0	52.9	412.0	84	171
Total	$ 9,516.2	$ 7,457.7	$ 796.3	$ 2,753.5	1,315	867
For the year ended December 31, 2009, unrealized capital losses on fixed maturities decreased by $2.3 billion primarily due to the transfer of 80% interest in the Alt-A RMBS securities owned by the Company as a result of the Alt-A transaction with the Dutch State during the first quarter of 2009. In addition, improved economic conditions and tightening of credit spreads in
2009 served to increase the value of fixed maturities. These improvements were partially offset by the impact of the implementation of new US GAAP guidance on impairments in the second quarter of 2009, when certain noncredit impairments were reclassified into Other comprehensive income (loss), which were previously reported in Net realized capital gains
(losses).

At December 31, 2009, the Company had 19 fixed maturities with unrealized capital losses in excess of $10.0 million. The unrealized capital losses on these fixed maturities equaled $353.9, or 27.9% of the total unrealized losses, as of December 31, 2009. At December 31, 2008, the
Company held 53 fixed maturities with unrealized capital losses in excess of $10.0 million. The unrealized capital losses on these fixed maturities equaled $890.8, or 25.1% of the total unrealized capital losses, as of December 31, 2008.

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The fair value of the Company’s fixed maturities, including securities pledged to creditors, increased by $112.8, before tax and DAC, from December 31, 2008 through December 31,
2009, primarily due to improved economic conditions and tightening of credit spreads in 2009.

All securities with fair values less than amortized cost are included in the Company’s other-
than-temporary impairment analysis, and impairments were recognized as disclosed in “Other-
Than-Temporary Impairments,” which follows this section. Management determined that no additional recognition of the unrealized loss as an other-than-temporary impairment was necessary.

Other-Than-Temporary Impairments

The Company analyzes its general account investments to determine whether there has been an other-than-temporary decline in fair value below the amortized cost basis. Factors considered in this analysis include, but are not limited to, the length of time and the extent to which the fair value has been less than amortized cost, the issuer’s financial condition and near-term prospects, future economic conditions and market forecasts, interest rate changes, and changes in ratings of the security.

When assessing the Company’s intent to sell a security or if it is more likely than not it will be required to sell a security before recovery of its cost basis, management evaluates facts and circumstances such as, but not limited to, decisions to rebalance the investment portfolio and sales of investments to meet cash flow needs.

When the Company has determined it has the intent to sell or if it is more likely than not that it will be required to sell a security before recovery of its amortized cost basis and the fair value has declined below amortized cost (“intent impairment”) the individual security is written down from amortized cost to fair value and a corresponding charge is recorded in Net realized capital gains (losses) on the Statements of Operations as an other-than-temporary impairment
(“OTTI”). If the Company does not intend to sell the security nor is it more likely than not it will be required to sell the security before recovery of its amortized cost basis, but the Company has determined that there has been an other-than-temporary decline in fair value below the amortized cost basis, the OTTI is bifurcated into the amount representing the present value of the decrease in cash flows expected to be collected (“credit impairment”) and the amount related to other factors (“noncredit impairment”). The credit impairment is recorded in Net realized capital gains (losses) on the Statements of Operations. The noncredit impairment is recorded in Other comprehensive income (loss) on the Balance Sheets in accordance with the requirements of ASC Topic 320.

In order to determine the amount of the OTTI that is considered a credit impairment, the
Company estimates the recovery value by performing a discounted cash flow analysis based upon the best estimate of expected future cash flows, discounted at the effective interest rate implicit in the underlying debt security. The effective interest rate is the original yield for a fixed rate security or current coupon yield for a floating rate security.

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table identifies the Company’s credit-related and intent-related impairments included in the Statements of Operations, excluding noncredit impairments included in Other comprehensive income (loss) by type for the years ended December 31, 2009, 2008, and 2007.

		2009		2008	2007
		No. of		No. of		No. of
	Impairment Securities		Impairment Securities		Impairment	Securities
U.S. Treasuries	$ 114.7	10	$ -	-	$ - *	1
U.S. Corporate	55.2	55	289.1	230	81.0	173
Foreign(1)	31.1	45	229.4	108	25.7	74
Residential mortgage-backed	78.6	84	289.8	98	3.0	24
Commercial mortgage-backed	70.9	5	107.4	26	-	-
Other asset-backed	114.5	44	75.1	67	43.3	91
Equity	3.3	5	32.0	12	-	-
Mortgage loans on real estate	20.9	8	4.8	1	-	-
Limited partnerships	0.4	1	0.5	1	0.3	1
Total	$ 489.6	257	$ 1,028.1	543	$ 153.3	364
* Less than $0.1.
(1) Primary U.S. dollar denominated.

The above schedule includes $171.2, $369.7, and $31.0, in other-than-temporary write-downs for the years ended December 31, 2009, 2008, and 2007, respectively, related to credit impairments, which are recognized in earnings. The remaining $318.4, $658.4, and $122.3, in write-downs for the years ended December 31, 2009, 2008, and 2007, respectively, are related to intent impairments.

The following table summarizes these intent impairments, which are also recognized in earnings, by type for the years ended December 31, 2009, 2008, and 2007.

		2009	2008		2007
		No. of		No. of		No. of
	Impairment Securities		Impairment	Securities	Impairment	Securities
U.S. Treasuries	$ 114.7	10	$ -	-	$ - *	1
U.S. Corporate	45.9	41	199.8	178	70.6	161
Foreign(1)	25.6	41	146.5	87	21.4	68
Residential mortgage-backed	2.9	1	142.9	40	1.0	5
Commercial mortgage-backed	70.9	5	107.4	26	-	-
Other asset-backed	58.4	13	61.8	32	29.3	84
Total	$ 318.4	111	$ 658.4	363	$ 122.3	319
*Less than $0.1.
(1) Primarily U.S. dollar denominated.

The Company may sell securities during the period in which fair value has declined below amortized cost for fixed maturities or cost for equity securities. In certain situations new factors, including changes in the business environment, can change the Company’s previous intent to continue holding a security.

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table identifies the noncredit impairments recognized in Other comprehensive income (loss) by type for the year ended December 31, 2009.

	2009
		No of
	Impairment	Securities
U.S. corporate	$ 0.4	$ 2
Foreign(1)	0.4	3
Residential mortgage-backed	70.9	45
Other asset-backed	28.4	27
Total	$ 100.1	$ 77

(1) Primarily U.S. dollar denominated.

The fair value of fixed maturities with other-than-temporary impairments at December 31,
2009, 2008, and 2007, was $2,414.2, $2,268.4, and $2,353.8, respectively.

The following table identifies the amount of credit impairments on fixed maturities held by the
Company as of the dates indicated, for which a portion of the OTTI loss was recognized in
Other comprehensive income (loss), and the corresponding changes in such amounts.

2009
Balance at April 1, 2009(1)	$ 92.7
Additional credit impairments:
On securities not previously impaired	21.7
On securities previously impaired	13.8
Reductions:
Securities sold, matured, prepaid or paid down	(4.9)
Balance at December 31, 2009	$ 123.3
(1) Represents credit losses remaining in Retained earnings related to the adoption of new guidance on
OTTI, included in ASC Topic 320, on April 1, 2009.

Net Investment Income Sources of Net investment income were as follows for the years ended December 31, 2009, 2008, and 2007.

	2009	2008	2007
Fixed maturities, available-for-sale	$ 1,240.9	$ 1,361.0	$ 1,176.1
Equity securities, available-for-sale	21.0	(0.2)	3.3
Mortgage loans on real estate	202.8	223.6	233.1
Policy loans	7.6	8.8	9.0
Short-term investments and cash equivalents	5.6	4.5	6.7
Other	(1.2)	(53.3)	35.1
Gross investment income	1,476.7	1,544.4	1,463.3
Less: investment expenses	60.2	106.4	116.9
Net investment income	$ 1,416.5	$ 1,438.0	$ 1,346.4

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

At December 31, 2009 and 2008, the Company had $18.0 and $21.2, respectively, of investments in fixed maturities which produced no net investment income.

Net Realized Capital Gains (Losses)

Net realized capital gains (losses) are comprised of the difference between the amortized cost of investments and proceeds from sale, and redemption, as well as losses incurred due to the credit-related and intent-related other-than-temporary impairment of investments and changes in fair value of derivatives. The cost of the investments on disposal is determined based on specific identification of securities. Net realized capital gains (losses) on investments were as follows for the years ended December 31, 2009, 2008, and 2007.

	2009	2008	2007
Fixed maturities, available-for-sale, including
net OTTI of $(465.0), $(990.8), and $(153.0)
in 2009, 2008, and 2007, respectively	$ (238.2)	$ (975.9)	$ (100.3)
Equity securities, available-for-sale, including
net OTTI of $(3.3), $(32.0), and $0.0
in 2009, 2008, and 2007, respectively	6.4	(52.9)	0.5
Derivatives	(2,249.4)	(447.5)	(291.0)
Other investments, including net OTTI of
$(21.3), $(5.3), and $(0.3) in 2009, 2008, and
2007, respectively	(20.0)	(5.4)	(0.4)
Net realized capital losses	$ (2,501.2)	$ (1,481.7)	$ (391.2)
After-tax net realized capital losses including
tax valuation allowance of $35.6, $(374.0),
and $0 in 2009, 2008, and 2007, respectively	$ (1,590.2)	$ (1,337.1)	$ (254.3)

Total net realized capital losses increased for the year ended December 31, 2009, primarily due to losses on futures related to a) a hedging program designed to mitigate the impact of potential declines in equity markets and their impact on regulatory capital, b) hedging of variable annuity guaranteed death benefits, and c) beginning in the third quarter of 2009, hedging of variable annuity guaranteed living benefits (“VAGLB”) ceded to SLDI, an affiliate, under the combined coinsurance and coinsurance funds withheld agreement. However, the losses on the VAGLB futures incurred are ceded to SLDI and reported as a corresponding decrease in Interest credited and other benefits to policyholders. Futures were in a short position and their fair value decreased as equity markets improved in 2009. Total net realized capital losses were partially offset by several improvements such as a decline in net impairments due to improved market conditions in 2009 and the impact of new US GAAP guidance in the second quarter of 2009 which resulted in certain noncredit related impairments reported in Other comprehensive income (loss), whereas in 2008 such losses were reflected in Net realized capital losses. In addition, the sale of the Company’s Alt-A RMBS to the Dutch State during the first quarter of
2009 resulted in a gain and credit spread tightening and slightly lower average interest rates in
2009 improved the value of fixed maturities and increased gains upon sale. The value of hedges related to FIAs, which were in a long position, increased in value with the improved equity markets in 2009, and also served to partially offset overall net realized capital losses.

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Proceeds from the sale of fixed maturities and equity securities, available-for-sale, and the related gross realized gains and losses were as follows for the years ended December 31, 2009,
2008, and 2007.

	2009	2008	2007
Proceeds on sales	$ 5,202.4	$ 6,893.4	$ 5,859.3
Gross gains	173.3	100.2	41.1
Gross losses	98.3	164.9	57.0

3. Financial Instruments

Fair Value Measurements

ASC Topic 820, “Fair Value Measurements and Disclosures,” defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the quality of inputs used to measure fair value, and enhances disclosure requirements for fair value measurements.

Fair Value Hierarchy

The Company has categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique.

The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).
If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value on the Balance Sheets are categorized as follows:

§ Level 1 - Unadjusted quoted prices for identical assets or liabilities in an active market.
§ Level 2 - Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability.
Level 2 inputs include the following:
a) Quoted prices for similar assets or liabilities in active markets;
b) Quoted prices for identical or similar assets or liabilities in non-active markets;
c) Inputs other than quoted market prices that are observable; and
d) Inputs that are derived principally from or corroborated by observable market data through correlation or other means.
§ Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability.

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following tables present the Company’s hierarchy for its assets and liabilities measured at fair value on a recurring basis as of December 31, 2009 and 2008.

			2009
	Level 1	Level 2	Level 3(1)	Total
Assets:
Fixed maturities, available-for-sale,
including securities pledged	$ 4,123.5	$ 12,613.4	$ 1,512.1	$ 18,249.0
Equity securities, available-for-sale	149.8	-	4.5	154.3
Derivatives	42.8	59.1	215.5	317.4
Embedded derivative on reinsurance	-	38.7	-	38.7
Cash and cash equivalents, short-term
investments, and short-term investments
under securities loan agreement	2,242.8	8.0	-	2,250.8
Assets held in separate accounts	42,996.1	-	-	42,996.1
Total	$ 49,555.0	$ 12,719.2	$ 1,732.1	$ 64,006.3

Liabilities:
Investment contract guarantees:
Fixed Indexed Annuities ("FIA")	$ -	$ -	$ 927.2	$ 927.2
Guaranteed Minimum Withdrawal and
Accumulation Benefits ("GMWB"
and "GMAB")	-	-	73.9	73.9
Other liabilities (primarily derivatives)	3.2	393.6	103.6	500.4
Total	$ 3.2	$ 393.6	$ 1,104.7	$ 1,501.5

(1) Level 3 net assets and liabilities accounted for 1.0% of total net assets and liabilities measured at fair value on a recurring basis. Excluding separate accounts assets for which the policyholder bears the risk, the Level 3 net assets and liabilities in relation to total net assets and liabilities measured at fair value on a recurring basis totaled 3.2%.

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

			2008
	Level 1	Level 2	Level 3(1)	Total
Assets:
Fixed maturities, available-for-sale,
including securities pledged	$ 1,183.3	$ 14,363.3	$ 2,589.6	$ 18,136.2
Equity securities, available-for-sale	253.9	-	-	253.9
Derivatives	-	164.1	176.2	340.3
Cash and cash equivalents, short-term
investments, and short-term investments
under securities loan agreement	781.7	71.2	-	852.9
Assets held in separate accounts	34,090.8	-	-	34,090.8
Total	$ 36,309.7	$ 14,598.6	$ 2,765.8	$ 53,674.1

Liabilities:
Investment contract guarantees:
Fixed Indexed Annuities ("FIAs")	-	-	638.9	638.9
Guaranteed Minimum Withdrawal and
Accumulation Benefits ("GMWB" and
"GMAB")	-	-	153.0	153.0
Other liabilities (primarily derivatives)	-	614.0	166.2	780.2
Total	$ -	$ 614.0	$ 958.1	$ 1,572.1

(1) Level 3 net assets and liabilities accounted for 3.5% of total net assets and liabilities measured at fair value on a recurring basis. Excluding separate accounts assets for which the policyholder bears the risk, the Level 3 net assets and liabilities in relation to total net assets and liabilities measured at fair value on a recurring basis totaled 10.0%.

Valuation of Financial Assets and Liabilities

The Company utilizes a number of valuation methodologies to determine the fair values of its financial assets and liabilities in conformity with the concepts of “exit price” and the fair value hierarchy as prescribed in ASC Topic 820. Valuations are obtained from third party commercial pricing services, brokers, and industry-standard, vendor-provided software that models the value based on market observable inputs. The valuations obtained from brokers and third-party commercial pricing services are non-binding. The valuations are reviewed and validated monthly through the internal valuation committee price variance review, comparisons to internal pricing models, back testing to recent trades, or monitoring of trading volumes.

All valuation methods and assumptions are validated at least quarterly to ensure the accuracy and relevance of the fair values. There were no material changes to the valuation methods or assumptions used to determine fair values during 2009.

The following valuation methods and assumptions were used by the Company in estimating the fair value of the following financial instruments:

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Fixed maturities, available-for-sale: The fair values for the actively traded marketable bonds are determined based upon the quoted market prices and are classified as Level 1 assets. The fair values for marketable bonds without an active market, excluding subprime residential mortgage-backed securities, are obtained through several commercial pricing services, which provide the estimated fair values, and are classified as Level 2 assets. These services incorporate a variety of market observable information in their valuation techniques, including benchmark yields, broker-dealer quotes, credit quality, issuer spreads, bids, offers and other reference data.

Fair values of privately placed bonds are determined using a matrix-based pricing model and are classified as Level 2 assets. The model considers the current level of risk-free interest rates, current corporate spreads, the credit quality of the issuer, and cash flow characteristics of the security. Also considered are factors such as the net worth of the borrower, the value of collateral, the capital structure of the borrower, the presence of guarantees, and the Company’s evaluation of the borrower’s ability to compete in its relevant market. Using this data, the model generates estimated market values which the Company considers reflective of the fair value of each privately placed bond.

The fair values for certain collateralized mortgage obligations (“CMO-Bs”) are determined by taking the average of broker quotes when more than one broker quote is provided.
Approximately three broker quotes are currently being provided for these securities. A few of the CMO-Bs are priced by the originating broker due to the complexity and unique characteristics of the assets. CMO-Bs are classified as Level 3 assets due to the lack of corroborating evidence to support a higher level and the inactivity of the market for these bonds.

Trading activity for the Company’s Residential Mortgage-backed Securities (“RMBS”), particularly subprime and Alt-A RMBS, declined during 2008 as a result of the dislocation of the credit markets. During 2008 and 2009, the Company continued to obtain pricing information from commercial pricing services and brokers. However, the pricing for subprime and Alt-A RMBS did not represent regularly occurring market transactions since the trading activity declined significantly in the second half of 2008. As a result, the Company concluded in the second half of 2008 that the market for subprime and Alt-A RMBS was inactive and classified these securities as Level 3 assets. The Company did not change its valuation procedures, which are consistent with those used for Level 2 marketable bonds without an active market, as a result of determining that the market was inactive. While the market for subprime and Alt-A RMBS remained largely inactive in the first half of 2009 compared to prior years, the Company noted an increase in trade activity of Alt-A RMBS during the second half of
2009. Therefore, the Company determined that the Alt-A RMBS should be transferred to Level
2 of the valuation hierarchy as its overall assessment of the market is that it is now active. The market for subprime RMBS remains largely inactive, and as such these securities will remain in
Level 3 of the valuation hierarchy. The Company will continue to monitor market activity for
RMBS to determine proper classification in the valuation hierarchy.

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Broker quotes and prices obtained from pricing services are reviewed and validated monthly through an internal valuation committee price variance review, comparisons to internal pricing models, back testing to recent trades, or monitoring of trading volumes. At December 31, 2009,
$96.6 and $13.1 billion of a total of $18.2 billion in fixed maturities were valued using unadjusted broker quotes and unadjusted prices obtained from pricing services, respectively, and verified through the review process. The remaining balance in fixed maturities consisted primarily of privately placed bonds valued using a matrix-based pricing model and CMO-Bs valued using average broker quotes.

Generally, the Company does not obtain more than one vendor price from pricing services per instrument. The Company uses a hierarchy process in which prices are obtained from a primary vendor, and, if that vendor is unable to provide the price, the next vendor in the hierarchy is contacted until a price is obtained or it is determined that a price cannot be obtained from a commercial pricing service. When a price cannot be obtained from a commercial pricing service, broker quotes are solicited. All prices and broker quotes obtained, with the exception of CMO-B securities, go through the review process described above including valuations for which only one broker quote is obtained. After review, for those instruments where the price is determined to be appropriate, the unadjusted price provided is used for financial statement valuation. If it is determined that the price is questionable, another price may be requested from a different vendor. The internal valuation committee then reviews all prices for the instrument again, along with information from the review, to determine which price best represents “exit price” for the instrument.

Equity securities, available-for-sale: Fair values of publicly traded equity securities are based upon quoted market price and are classified as Level 1 assets. Other equity securities, typically private equities or equity securities not traded on an exchange, are valued by other sources such as analytics or brokers and are classified as Level 3 assets.

Cash and cash equivalents, Short-term investments, and Short-term investments under securities loan agreement: The carrying amounts for cash reflect the assets’ fair values. The fair values for cash equivalents and short-term investments are determined based on quoted market prices.
These assets are classified as Level 1. Other short-term investments are valued and classified in the fair value hierarchy consistent with the policies described herein, depending on investment type.

Assets held in separate accounts: Assets held in separate accounts are reported at the quoted fair values of the underlying investments in the separate accounts. The underlying investments include mutual funds, the valuations of which are based upon a quoted market price and are classified as Level 1.

Derivatives: The carrying amounts for these financial instruments, which can be assets or liabilities, reflect the fair value of the assets and liabilities. Derivatives are carried at fair value
(on the Balance Sheets), which is determined using the Company’s derivative accounting system in conjunction with observable key financial data from third party sources, such as yield curves, exchange rates, Standard & Poor’s (“S&P”) 500 Index prices, and London Inter Bank
Offered Rates (“LIBOR”), or through values established by third party brokers. Counterparty

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

credit risk is considered and incorporated in the Company’s valuation process through counterparty credit rating requirements and monitoring of overall exposure. It is the Company’s policy to transact only with investment grade counterparties with a credit rating of A- or better.
Valuations for the Company’s futures contracts are based on unadjusted quoted prices from an active exchange and, therefore, are classified as Level 1. The Company also has certain credit default swaps and options that are priced using models that primarily use market observable inputs, but contain inputs that are not observable to market participants, which have been classified as Level 3. However, all other derivative instruments are valued based on market observable inputs and are classified as Level 2.

Investment contract guarantees: The Company records liabilities, which can be either positive or negative, for annuity contracts containing guaranteed riders for GMABs and GMWBs without life contingencies in accordance with US GAAP for derivative instruments and hedging activities. The guarantee is treated as an embedded derivative and is required to be reported separately from the host variable annuity contract. The fair value of the obligation is calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the anticipated life of the related contracts. The cash flow estimates are produced by using stochastic techniques under a variety of market return scenarios and other best estimate assumptions. These derivatives are classified as Level 3 assets in the fair value hierarchy.

The Company also records for its FIA contracts an embedded derivative liability for interest payments to contractholders above the minimum guaranteed interest rate, in accordance with
US GAAP for derivative instruments and hedging activities. The guarantee is treated as an embedded derivative and is required to be reported separately from the host contract. The fair value of the obligation is calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the anticipated life of the related contracts. The cash flow estimates are produced by best estimate assumptions. These derivatives are classified as Level 3 assets in the fair value hierarchy.

Nonperformance risk for investment contract guarantees contains adjustments to the fair values of these contract liabilities related to the current credit standing of ING and the Company based on credit default swaps with similar term to maturity and priority of payment. The ING credit default swap spread is applied to the discount factors for FIAs and the risk-free rates for
GMABs and GMWBs in the Company’s valuation models in order to incorporate credit risk into the fair values of these investment contract guarantees. As of December 31, 2009, the credit spreads of ING and the Company decreased by approximately 158 basis points from
December 31, 2008, which resulted in changes in the valuation of the reserves for all investment contract guarantees.

Embedded derivative on reinsurance: The carrying value of the embedded derivative is estimated based upon the change in the fair value of the assets supporting the funds withheld payable under the combined coinsurance and coinsurance funds withheld reinsurance agreement between the Company and SLDI. As the fair value of the assets held in trust is based on a quoted market price (Level 1), the fair value of the embedded derivative is based on market observable inputs and is classified as Level 2.

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following disclosures are made in accordance with the requirements of ASC 825,
“Financial Instruments,” which requires disclosure of fair value information about financial instruments, whether or not recognized in the balance sheet, for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates, in many cases, could not be realized in immediate settlement of the instrument.

ASC 825 excludes certain financial instruments, including insurance contracts, and all nonfinancial instruments from its disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

The following valuation methods and assumptions were used by the Company in estimating the fair value of the following financial instruments, which are not carried at fair value on the
Balance Sheets, and therefore not categorized in the fair value hierarchy:

Limited partnerships/corporations: The fair value for these investments, primarily private equities and hedge funds, is estimated based on the Net Asset Value (“NAV”) as provided by the investee.

Mortgage loans on real estate: The fair values for mortgage loans on real estate are estimated using discounted cash flow analyses and rates currently being offered in the marketplace for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations.

Loan - Dutch State obligation: The fair value of the Dutch State loan obligation is estimated utilizing discounted cash flows at market risk-free rates adjusted for credit spreads.

Policy loans: The fair value of policy loans is equal to the carrying, or cash surrender, value of the loans. Policy loans are fully collateralized by the account value of the associated insurance contracts.

Other investments: The fair value of other investments are estimated based on 70% of third party appraised value for joint ventures and third party appraised value for real estate.

Deposits from affiliates: Fair value is estimated based on the fair value of the liabilities for the account values of the underlying contracts, plus the fair value of the unamortized ceding allowance based on the present value of the projected release of the ceding allowance, discounted at risk-free rates, plus a credit spread.

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Investment contract liabilities (included in Future policy benefits and claims reserves):

With a fixed maturity: Fair value is estimated by discounting cash flows, including associated expenses for maintaining the contracts, at rates, which are market risk-free rates augmented by credit spreads on current Company credit default swaps. The augmentation is present to account for non-performance risk. A margin for non-financial risks associated with the contracts is also included.

Without a fixed maturity: Fair value is estimated as the mean present value of stochastically modeled cash flows associated with the contract liabilities relevant to both the contractholder and to the Company. Here, the stochastic valuation scenario set is consistent with current market parameters, and discount is taken using stochastically evolving short risk-free rates in the scenarios augmented by credit spreads on current Company debt. The augmentation in the discount is present to account for non-performance risk. Margins for non-financial risks associated with the contract liabilities are also included.

Notes to affiliates: Estimated fair value of the Company’s notes to affiliates is based upon discounted future cash flows using a discount rate approximating the current market value.

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The carrying values and estimated fair values of certain of the Company’s financial instruments were as follows at December 31, 2009 and 2008.

		2009		2008
	Carrying	Fair	Carrying	Fair
	Value	Value	Value	Value
Assets:
Fixed maturities, available-for-sale,
including securities pledged	$ 18,249.0	$ 18,249.0	$ 18,136.2	$ 18,136.2
Equity securities, available-for-sale	154.3	154.3	253.9	253.9
Mortgage loans on real estate	3,413.2	3,417.3	3,923.3	3,803.3
Loan - Dutch State obligation	1,026.0	971.4	-	-
Policy loans	131.6	131.6	144.4	144.4
Cash, cash equivalents, Short-term
investments, and Short-term
investments under securities loan
agreement	2,250.8	2,250.8	852.9	852.9
Derivatives	317.4	317.4	340.3	340.3
Other investments	23.9	37.4	24.4	33.3
Deposits from affiliates	1,752.0	1,873.6	1,947.0	2,025.7
Embedded derivative on reinsurance	38.7	38.7	-	-
Assets held in separate accounts	42,996.1	42,996.1	34,090.8	34,090.8
Liabilities:
Investment contract liabilities:
Deferred annuities	20,665.8	20,766.5	19,282.5	18,986.2
Guaranteed investment contracts
and funding agreements	2,646.5	2,718.3	6,868.9	6,580.2
Supplementary contracts and
immediate annuities	823.6	782.7	866.5	883.9
Derivatives	500.4	500.4	780.2	780.2
Investment contract guarantees:
Fixed indexed annuities	927.2	927.2	638.9	638.9
Guaranteed minimum withdrawal
and accumulation benefits	73.9	73.9	153.0	153.0
Notes to affiliates	435.0	426.9	435.0	407.6

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Fair value estimates are made at a specific point in time, based on available market information and judgments about various financial instruments, such as estimates of timing and amounts of future cash flows. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company’s entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized capital gains (losses). In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instruments. In evaluating the Company’s management of interest rate, price, and liquidity risks, the fair values of all assets and liabilities should be taken into consideration, not only those presented above.

Level 3 Financial Instruments

The fair values of certain assets and liabilities are determined using prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement (i.e., Level 3 as defined by ASC 820), including but not limited to liquidity spreads for investments within markets deemed not currently active. These valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability. In addition, the Company has determined, for certain financial instruments, an active market is such a significant input to determine fair value that the presence of an inactive market may lead to classification in Level 3. In light of the methodologies employed to obtain the fair value of financial assets and liabilities classified as Level 3, additional information is presented below, with particular attention addressed to changes in derivatives, FIAs, and GMWBs and GMABs due to their impacts on the Company’s results of operations.

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following tables summarize the change in fair value of the Company’s Level 3 assets and liabilities for the year ended December 31, 2009 and 2008.

	Fixed maturities,		Equity		Investment
	available-for-sale		securities,		Contract Guarantees
	including		available-				GMWB/
	securities pledged		for-sale	Derivatives	FIA		GMAB
Balance at January 1, 2009	$ 2,589.6		$ -	$ 10.0	$ (638.9)		$ (153.0)
Capital gains (losses):
Net realized capital (losses) gains	(14.9)(1)		-	(60.3)(3)	(151.6)	(4)	85.3
Net unrealized capital
gains (losses)(2)	159.8		0.1	-	-		-
Total net realized and unrealized
capital gains (losses)	144.9		0.1	(60.3)	(151.6)		85.3
Purchases, sales, issuances, and
settlements, net	(527.0)		1.6	130.0	(136.7)		(6.2)
Transfer in to Level 3	-		2.8	-	-		-
Transfer out of Level 3	(695.4)		-	32.2	-		-
Balance at December 31, 2009	$ 1,512.1		$ 4.5	$ 111.9	$ (927.2)		$ (73.9)

Balance at January 1, 2008	$ 1,396.3		$ -	$ 298.2	$ (925.6)		$ (2.7)
Capital gains (losses):
Net realized capital (losses) gains	(7.5)	(1)	-	(76.2) (3)	328.4	(4)	(141.5)
Net unrealized capital gains (losses)(2)	27.9		-	-	-		-
Total net realized and unrealized
capital gains (losses)	20.4		-	(76.2)	328.4		(141.5)
Purchases, sales, issuances, and
settlements, net	(32.5)		-	(105.1)	(41.7)		(8.8)
Transfer in to Level 3	1,205.4		-	(106.9)	-		-
Balance at December 31, 2008	$ 2,589.6		$ -	$ 10.0	$ (638.9)		$ (153.0)

(1) This amount is included in Net realized capital gains (losses) with $(83.7) and $32.8 related to the amortization of book value included in Net investment income on the Statements of Operations for the years ended December 31, 2009 and 2008, respectively.
(2) The amounts in this line are included in Accumulated other comprehensive income (loss) on the Balance Sheets.
(3) This amount is included in Net realized capital gains (losses) on the Statements of Operations and contains unrealized gains (losses) on
Level 3 derivatives held at December 31, 2009 and 2008. All gains and losses on Level 3 assets are classified as realized gains (losses) for the purpose of this disclosure because it is impracticable to track realized and unrealized gains (losses) separately by security.
(4) These amounts are included in Interest credited and other benefits to contractowners on the Statements of Operations. All gains and losses on Level 3 liabilities are classified as realized gains (losses) for the purpose of this disclosure because it is impracticable to track realized and unrealized gains (losses) separately on a contract-by-contract basis.

Changes in Level 3 fair value balances are discussed below by investment type.

Fixed Maturities available-for-sale including securities pledged: The amount of Level 3 fixed maturities for the year ended December 31, 2009, declined mainly due to the transfer of 80%
interest in the Company’s Alt-A RMBS to the Dutch State during the first quarter of 2009.
Transfers out of Level 3 represent the movement of Alt-A mortgage-backed securities to Level
2, as the market became active again for these securities at the end of 2009. These declines were partially offset by unrealized capital gains on Level 3 fixed maturities for the year ended

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

December 31, 2009, related to the decrease in unrealized losses due to the decrease in the
Level 3 fixed maturities portfolio related to the Dutch State transaction as well as increases in the value of fixed maturities as the markets improved in the latter part of 2009. Level 3 fixed maturities for the year ended December 31, 2008 increased primarily due the transfer in of subprime and Alt-A RMBS due to the lack of market activity for these securities in 2008.

Equity securities, available-for-sale: Equity securities transferred into Level 3 in 2009 represent private equities or equity securities not traded on an exchange, which are valued by sources other than a pricing service such as analytics or brokers.

Derivatives: For the year ended December 31, 2009, the change in value of Level 3 derivatives reflects the transfer from Level 3 to Level 1 of futures contracts, which are valued based on unadjusted prices from an active exchange.

Investment contract guarantees: The losses on the FIA embedded derivatives and gains on
GMWB/GMAB embedded derivatives were primarily driven by favorable equity market performance. For the year ended December 31, 2009, the net realized losses attributable to credit risk were $201.7.

Derivative Financial Instruments

See the Organization & Significant Accounting Policies footnote for disclosure regarding the
Company’s purpose for entering into derivatives and the policies on valuation and classification of derivatives. In addition, the Company’s derivatives are generally not accounted for using hedge accounting treatment under US GAAP, as the Company has not historically sought hedge accounting treatment. The Company enters into the following derivatives:

Interest rate caps: Interest rate caps are used to manage the interest rate risk in the Company’s fixed maturity portfolio. Interest rate caps are purchased contracts that are used by the
Company to hedge annuity products in an increasing interest rate environment.

Interest rate swaps: Interest rate swaps are used to manage the interest rate risk in the
Company’s fixed maturity portfolio, as well as the Company’s liabilities. Interest rate swaps represent contracts that require the exchange of cash flows at regular interim periods, typically monthly or quarterly.

Foreign exchange swaps: Foreign exchange swaps are used to reduce the risk of a change in the value, yield, or cash flow with respect to invested assets. Foreign exchange swaps represent contracts that require the exchange of foreign currency cash flows for U.S. dollar cash flows at regular interim periods, typically quarterly or semi-annually.

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Credit default swaps: Credit default swaps are used to reduce the credit loss exposure with respect to certain assets that the Company owns, or to assume credit exposure on certain assets that the Company does not own. Payments are made to or received from the counterparty at specified intervals and amounts for the purchase or sale of credit protection. In the event of a default on the underlying credit exposure, the Company will either receive an additional payment (purchased credit protection) or will be required to make an additional payment (sold credit protection) equal to par minus recovery value of the swap contract.

Total return swaps: Total return swaps are used to hedge against a decrease in variable annuity account values which are invested in certain funds. The difference between floating-rate interest amounts calculated by reference to an agreed upon notional principal amount is exchanged with other parties at specified intervals.

Forwards: Forwards are acquired to hedge the Company’s CMO-B portfolio against movements in interest rates, particularly mortgage rates. On the settlement date, the Company will either receive a payment (interest rate drops on purchased forwards or interest rate rises on sold forwards) or will be required to make a payment (interest rate rises on purchased forwards or interest rate drops on sold forwards).

Swaptions: Swaptions are used to manage interest rate risk in the Company’s collateralized mortgage obligations portfolio. Swaptions are contracts that give the Company the option to enter into an interest rate swap at a specific future date.

Futures: Futures contracts are used to hedge against a decrease in certain equity indices. Such decreases may result in a decrease in variable annuity account values, which would increase the possibility of the Company incurring an expense for guaranteed benefits in excess of account values. During 2009, futures contracts were also used as part of a hedging program designed to mitigate the impact of potential declines in equity markets and their impact on regulatory capital. A decrease in equity markets may also negatively impact the Company’s investment in equity securities, and the futures income would serve to offset that effect. In addition, the
Company utilizes futures contracts in an anticipatory hedging program to hedge the effects of changes in interest rates related to commitments for future purchases of bonds. Futures contracts are also used to hedge against an increase in certain equity indices. Such increases may result in increased payments to contract holders of fixed indexed annuity contracts, and the futures income would serve to offset this increased expense. The underlying reserve liabilities are valued under ASC 820, ASC 815 and ASC 944. The change in reserve liabilities is recorded in
Interest credited and other benefits to contractowners in the Statements of Operations.

Options: Call options are used to hedge against an increase in the various equity indices. Such increase may result in increased payments to contract holders of fixed indexed annuity contracts, and the options offset this increased expense. Put options are used to hedge the liability associated with embedded derivatives in certain variable annuity contracts and as part of a hedging program designed to mitigate the impact of potential declines in equity markets and their impact on regulatory capital. Both the options and the embedded derivative reserves are carried at fair value.

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Embedded derivatives: The Company also has investments in certain fixed maturity instruments, and has issued certain retail annuity products, that contain embedded derivatives whose market value is at least partially determined by, among other things, levels of or changes in domestic and/or foreign interest rates (short-term or long-term), exchange rates, prepayment rates, equity rates, or credit ratings/spreads. In addition, the Company has entered into a coinsurance with funds withheld arrangement which contains an embedded derivative whose fair value is based on the change in the fair value of the underlying assets held in trust.

The notional amounts and fair values of derivatives were as follows as of December 31, 2009 and 2008.

		2009				2008
	Notional	Asset	Liability		Notional	Asset	Liability
	Amount	Fair Value	Fair Value		Amount	Fair Value	Fair Value
Interest rate caps(1)	122.0	$ 0.4	$ (0.1)		122.0	$ 0.1	$ -	**
Interest rate swaps(1)	6,765.3	44.2	(325.1)		7,130.0	131.7	(565.7)
Foreign exchange swaps(1)	287.3	-	(52.9)		287.3	14.3	(30.3)
Credit default swaps(1)	358.9	0.3	(106.0)		477.0	12.7	(124.8)
Total return swaps(1)	124.3	-	(2.9)		-	-	-
Forwards(1)	528.5	14.2	-	**	156.0	1.9	-
Swaptions(1)	-	-	-		1,667.5	3.4	-
Futures(1)	5,121.8	42.8	(3.2)		2,593.9	1.4	(36.6)
Options(1)	5,097.8	215.5	(10.2)		3,744.2	174.8	(22.8)
Embedded derivatives:
Within securities(2)	N/A*	47.8	(9.4)		N/A*	103.7	(7.4)
Within retail annuity
products(3)	N/A*	-	(1,001.1)		N/A*	-	(791.9)
Within reinsurance
agreement(3)	N/A*	38.7	-		N/A*	-	-
Total	18,405.9	$ 403.9	$ (1,510.9)		16,177.9	$ 444.0	$ (1,579.5)

* N/A - Not applicable.
** Less than $0.1.
(1) The fair values of these derivatives are reported in Derivatives or Other liabilities on the Balance Sheets.
(2) The fair values of embedded derivatives within securities are reported in Fixed maturities, available-for-sale, on the
Balance Sheets with the underlying instrument.
(3) The fair values of embedded derivatives within retail annuity products and reinsurance agreements are reported in Future policy benefits and claim reserves on the Balance Sheets.

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Net realized gains (losses) on derivatives were as follows for the years ended December 31, 2009 and 2008.

	2009	2008
Interest rate swaps(1)	$ (135.6)	$ (388.3)
Foreign exchange swaps(1)	(33.2)	30.2
Credit default swaps(1)	(12.9)	(31.5)
Total return swaps(1)	(52.6)	-
Forwards(1)	4.1	19.1
Futures(1)	(1,951.6)	200.9
Swaptions(1)	(1.5)	(3.3)
Interest rate caps(1)	0.2	2.5
Options(1)	(66.3)	(277.1)
Embedded derivatives:
Within securities(2)	(57.8)	57.5
Within retail annuity products(2)	(66.3)	186.9
Within reinsurance agreement(2)	38.7	-
Total	$ (2,334.8)	$ (203.1)

(1) Changes in value are included in Net realized capital losses on the Statements of Operations.
(2) Changes in value are included in Interest credited and other benefits to contractowners on the
Statements of Operations.

Credit Default Swaps

The Company has entered into various credit default swaps. When credit default swaps are sold, the Company assumes credit exposure to certain assets that it does not own. Credit default swaps may also be purchased to reduce credit exposure in the Company’s portfolio. Credit default swaps involve a transfer of credit risk from one party to another in exchange for periodic payments. These instruments are typically written for a maturity period of five years and do not contain recourse provisions, which would enable the seller to recover from third parties. The
Company has International Swaps and Derivatives Association, Inc. (“ISDA”) agreements with each counterparty with which it conducts business and tracks the collateral positions for each counterparty. To the extent cash collateral is received, it is included in Payables under securities loan agreement, including collateral held, on the Balance Sheets and is reinvested in short-term investments. The source of non-cash collateral posted was investment grade bonds of the entity. Collateral held is used in accordance with the Credit Support Annex (“CSA”) to satisfy any obligations. Investment grade bonds owned by the Company are the source of noncash collateral posted, which is reported in Securities pledged on the Balance Sheets. In the event of a default on the underlying credit exposure, the Company will either receive an additional payment (purchased credit protection) or will be required to make an additional payment (sold credit protection) equal to par minus recovery value of the swap contract. At
December 31, 2009, the fair value of credit default swaps of $0.3 and $106.0 was included in
Derivatives and Other liabilities, respectively, on the Balance Sheets. At December 31, 2008, the fair value of credit default swaps of $12.7 and $124.8 was included in Derivatives and Other liabilities, respectively, on the Balance Sheets. As of December 31, 2009 and 2008, the
maximum potential future exposure to the Company on the sale of credit protection under credit default swaps was $122.9 and $143.3, respectively.

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Variable Interest Entities

The Company holds certain VIEs for investment purposes. VIEs may be in the form of private placement securities, structured securities, securitization transactions, or limited partnerships.
The Company has reviewed each of its holdings under current guidance and determined that consolidation of these investments in the Company’s financial statements is not required, as the
Company is not the primary beneficiary for any of the investments in VIEs. Rather, the VIEs are accounted for using the cost or equity method of accounting. In addition, the Company may be exposed to the loss of asset management fees it receives for some of these structures. The carrying value of investments in VIEs of $0.9 at December 31, 2009 are included in Limited partnerships/corporations on the Balance Sheets. Income and losses recognized on these investments are reported in Net investment income on the Statements of Operations.

4. Deferred Policy Acquisition Costs and Value of Business Acquired Activity within DAC was as follows for the years ended December 31, 2009, 2008, and 2007.

Balance at January 1, 2007	$ 2,669.9
Deferrals of commissions and expenses	729.1
Amortization:
Amortization	(592.0)
Interest accrued at 5% to 6%	162.2
Net amortization included in the Statements of Operations	(429.8)
Change in unrealized capital gains (losses) on available-for-sale securities	(56.0)
Implementation of ASC Topic 944-30	(4.8)
Balance at December 31, 2007	2,908.4
Deferrals of commissions and expenses	781.7
Amortization:
Amortization	(814.9)
Interest accrued at 4% to 5%	146.4
Net amortization included in the Statements of Operations	(668.5)
Change in unrealized capital gains (losses) on available-for-sale securities	1,098.2
Effect of variable annuity guaranteed living benefits reinsurance	85.7
Balance at December 31, 2008	4,205.5
Deferrals of commissions and expenses	411.7
Amortization:
Amortization	171.7
Interest accrued at 4% to 5%	191.3
Net amortization included in the Statements of Operations	363.0
Change in unrealized capital gains (losses) on available-for-sale securities	(1,262.2)
Balance at December 31, 2009	$ 3,718.0

The estimated amount of DAC amortization expense, net of interest, is $251.8, $291.8, $293.6,
$337.3, and $413.7, for the years 2010, 2011, 2012, 2013, and 2014, respectively. Actual amortization incurred during these years may vary as assumptions are modified to incorporate actual results.

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Activity within VOBA was as follows for the years ended December 31, 2009, 2008, and 2007.

Balance at January 1, 2007	$ 110.1
Amortization:
Amortization	16.8
Interest accrued at 4% to 6%	4.9
Net amortization included in the Statements of Operations	21.7
Change in unrealized capital gains (losses) on available-for-sale securities	(3.1)
Balance at December 31, 2007	128.7
Amortization:
Amortization	(18.7)
Interest accrued at 3% to 5%	6.7
Net amortization included in the Statements of Operations	(12.0)
Change in unrealized capital gains (losses) on available-for-sale securities	78.4
Balance at December 31, 2008	195.1
Amortization:
Amortization	(7.5)
Interest accrued at 3% to 5%	6.7
Net amortization included in the Statements of Operations	(0.8)
Change in unrealized capital gains (losses) on available-for-sale securities	(80.9)
Balance at December 31, 2009	$ 113.4

The estimated amount of VOBA amortization expense, net of interest, is $10.0, $10.6, $10.6,
$10.2, and $9.4, for the years 2010, 2011, 2012, 2013, and 2014, respectively. Actual amortization incurred during these years may vary as assumptions are modified to incorporate actual results.

Analysis of DAC and VOBA - Annuity Products

The Net amortization of DAC and VOBA decreased for the year ended December 31, 2009, driven by an increase in estimated future gross profits due to the improvement in equity markets in 2009 and lower gross profits in 2009 primarily related to higher realized losses.

The increase in Net amortization of DAC and VOBA in 2008 compared to 2007 was primarily due to unfavorable separate account performance during 2008 which caused a significant acceleration of variable annuity DAC amortization, as a result of lower projections of fee income. In addition, this unfavorable performance required the Company to adjust its future gross profit projections for variable annuity hedging costs and guaranteed benefit costs, which also increased amortization.

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

During 2009, 2008, and 2007, the Company adjusted its projections for future gross profits due to actual experience in the year, adjusted its k-factor for the impact of current period gross profit variances, and revised and unlocked certain assumptions for its fixed and variable annuity products. These adjustments and their acceleration (deceleration) impact on Amortization of
DAC and VOBA were as follows for the years ended December 31, 2009, 2008, and 2007.

	2009	2008	2007
Impact of separate account growth and contractowner
withdrawal behavior different from assumptions	$ (324.1)	$ 491.8	$ 1.3
Impact of current year gross profit variances	342.6	227.2	-
Unlock of mortality, lapse, expense and mutual fund
sharing assumptions	88.9	(40.1)	(43.6)
Impact of refinements of gross profit projections	(0.9)	302.0	67.0
Total unlocking effect on Amortization of DAC and VOBA	$ 106.5	$ 980.9	$ 24.7

5. Dividend Restrictions and Shareholder’s Equity

The Company’s ability to pay dividends to its parent is subject to the prior approval of the State of Iowa Insurance Division (the “Division”) for payment of any dividend, which, when combined with other dividends paid within the preceding twelve months, exceeds the greater of
(1) ten percent (10.0%) of the Company’s statutory surplus at the prior year end or (2) the
Company’s prior year statutory net gain from operations.

During 2009, the Company did not pay any dividends or return of capital distributions on its common stock to its Parent. During 2008, the Company paid its Parent a cash return of capital distribution in the amount of $900.0. During 2007, the Company did not pay any dividends or return of capital distributions on its common stock to its Parent.

On November 12, 2008, ING issued to the Dutch State non-voting Tier 1 securities for a total consideration of Euro 10 billion. On February 24, 2009, $2.2 billion was contributed to direct and indirect insurance company subsidiaries of ING America Insurance Holdings, Inc. (“ING
AIH”), of which $835.0 was contributed to the Company. The contribution was comprised of the proceeds from the investment by the Dutch government and the redistribution of currently existing capital within ING. During 2008, the Company received a $1.1 billion capital contribution from its Parent. During 2007, the Company received $150.0 in capital contributions from its Parent.

On February 19, 2010, the Company received a $239.0 capital contribution from its Parent. The contribution was comprised of proceeds from the sale of affiliated broker-dealers and the redistribution of currently existing capital within ING U.S. Insurance.

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The Division recognizes as net income and capital and surplus those amounts determined in conformity with statutory accounting practices prescribed or permitted by the Department, which differ in certain respects from accounting principles generally accepted in the United
States. Statutory net income (loss) was $(638.3), $(831.4), and $(40.1), for the years ended
December 31, 2009, 2008, and 2007, respectively. Statutory capital and surplus was $1,486.1 and $1,872.7 as of December 31, 2009 and 2008, respectively. As specifically permitted by statutory accounting practices, statutory surplus as of December 31, 2009 includes the impact of a $239.0 capital contribution received by the Company from its immediate Parent on
February 19, 2010. As permitted by statutory accounting practices, statutory surplus as of
December 31, 2008 includes the impact of an $835.0 capital contribution received on February
24, 2009. In addition, as approved by the Division, statutory surplus as of December 31, 2008 reflects the acceptance as of December 31, 2008 of an $883.0 receivable from ING America
Insurance Holdings, Inc. ("ING AIH") payable to Security Life of Denver International Limited
("SLDI") into the reinsurance trust established by SLDI for the benefit of the Company. SLDI is the reinsurer of certain reserves associated with variable annuity contracts underwritten by the
Company. The reinsurance trust receivable was funded by a portion of a cash capital contribution of $1,217.0 made by ING AIH to SLDI on April 22, 2009. ING AIH is the indirect parent company of the Company and the immediate parent company of SLDI, and SLDI is an affiliate of the Company. Effective July 1, 2009, the Company and SLDI entered into an amended and restated reinsurance agreement. In accordance with the terms of the agreement,
$3.2 billion of assets were transferred from SLDI to the Company.

The Division has the ability to ease certain reserving requirements at its discretion. Due to the reduction in liquidity and the limited availability of letters of credit confirming banks, the
Department allowed the Company to accept unconfirmed letters of credit of up to $320.0 for reinsurance transactions. This allowed the Company to take the full reserve relief for reinsurance transactions with unconfirmed letters of credit. This reserve relief was available for the period from December 31, 2008 through January 1, 2010 and is not a permitted practice.

Effective December 31, 2009, the Company adopted Actuarial Guideline 43 – Variable Annuity
Commissioners Annuity Reserve Valuation Method (“AG43”) for its statutory basis of accounting. The adoption of AG43 resulted in higher reserves than those calculated under previous standards by $151.2. Where the application of AG43 produces higher reserves than the Company had otherwise established under previous standards, the Company may request permission from the Division to grade-in the impact of higher reserve over a three year period.
The Company elected this grade-in provision, as allowed under AG43 and as approved by the
Division, which allows the Company to reflect the impact of adoption of $151.2 over a three year period. The impact of the grade-in for the year ended December 31, 2009 was a $79.2 increase in reserves and a corresponding decrease in statutory surplus.

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Effective December 31, 2009, the Company adopted SSAP No. 10R, Income Taxes, for its statutory basis of accounting. This statement requires the Company to calculate admitted deferred tax assets based upon what is expected to reverse within one year with a cap on the admitted portion of the deferred tax asset of 10% of capital and surplus for its most recently filed statement. If the Company’s risk-based capital levels, after reflecting the above limitation, exceeds 250% of the authorized control level, the statement increases the limitation on admitted deferred tax assets from what is expected to reverse in one year to what is expected to reverse over the next three years and increases the cap on the admitted portion of the deferred tax asset from 10% of capital and surplus for its most recently filed statement to 15%. Other revisions in the statement include requiring the Company to reduce the gross deferred tax asset by a statutory valuation allowance adjustment if, based on the weight of available evidence, it is more likely than not (a likelihood of more than 50 percent) that some portion of or all of the gross deferred tax assets will not be realized. The effects on the Company’s 2009 financial statements of adopting this change in accounting principle at December 31, 2009 were increases to total assets and capital and surplus of $85.6. This adoption had no impact on total liabilities or net income.

6. Additional Insurance Benefits and Minimum Guarantees

Under the requirements of ASC Topic 944, the Company calculates reserve liabilities for certain guaranteed benefits and for universal life products with certain patterns of cost of insurance charges and certain other fees.

The following assumptions and methodology were used to determine the guaranteed minimum death benefits (“GMDB”) additional reserve at December 31, 2009.

Area	Assumptions/Basis for Assumptions
Data used	Based on 1000 and 100 investment performance scenarios for GMIB,
LP/LPP & GMDB and AB/WB respectively.
Mean investment performance	8.125% for GMIB, LP and LPP, 8.43% for GMDB.
Zero rate curve + ING Bond spread for GMAB/WB. The bond spread varies between 0.4% and 1.1% based on term structure.
Volatility	16.53% for GMIB, LP and LPP, 16.38% for GMDB.
Blended 1 year implied forward volatilities for GMAB/WB. The forward volatilities range between 6.1% and 33.8% based on fund type.
Mortality	1999 and prior issues - 75.0%, 75.0%, 75.0%, 80.0%, grading to 100%
from age 80 to 120, of the 90-95 ultimate mortality table for standard, ratchet, rollup, and combination rollup and ratchet, respectively. 2000 and later issues - 55.0%, 55.0%, 65.0%, 65.0%, grading to 100% from age
80 to 120, of the 90-95 ultimate mortality table for standard, ratchet, rollup and combination rollup and ratchet, respectively.
Lapse rates	Vary by contract type and duration; range between 1.0% and 40.0%
Discount rates	5.5%, based on the portfolio earned rate of the general account.

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The assumptions used for calculating the additional guaranteed minimum income benefits
(“GMIB”) and Guaranteed Minimum Withdrawal for Life Benefit (LifePay “LP” and LifePay
Plus “LPP”) liabilities at December 31, 2009, are consistent with those used for the calculating the additional GMDB liability. In addition, the calculation of the GMIB, LP, and LPP liabilities assumes dynamic surrenders and dynamic utilization of the guaranteed benefit reserves, reflecting the extent to which the benefit has a positive value as of the projection date.

The separate account liabilities subject to the requirements for additional reserve liabilities under ASC Topic 944 for minimum guaranteed benefits, and the additional liabilities recognized related to minimum guarantees, by type, as of December 31, 2009 and 2008, and the paid and incurred amounts by type for the years ended December 31, 2009 and 2008, were as follows:

	Guaranteed	Guaranteed	Guaranteed		Guaranteed
	Minimum	Minimum	Minimum		Withdrawal
	Death	Accumulation/	Income		For Life
	Benefit	Withdrawal Benefit	Benefit		Benefit
	(GMDB)	(GMAB/GMWB)	(GMIB)		(LP/LPP)
Separate account liability
at December 31, 2009	$ 42,996.1	$ 1,602.6	$ 15,418.6		$ 15,480.8
Separate account liability
at December 31, 2008	$ 34,090.8	$ 1,470.2	$ 12,701.6		$ 10,020.7

Additional liability balance:
Balance at January 1, 2008	$ 209.4	$ 11.2	$ 132.2		$ 5.9
Incurred guaranteed benefits	509.4	141.8	(132.2)	(1)	(5.9) (1)
Paid guaranteed benefits	(153.4)	-	-		-
Balance at December 31, 2008	$ 565.4	$ 153.0	$ -		$ -
Incurred guaranteed benefits	47.1	(79.1)	-		-
Paid guaranteed benefits	(134.9)	-	-		-
Balance at December 31, 2009	$ 477.6	$ 73.9	$ -		$ -
(1) Amounts represent full reinsurance of ceded reserves for GMIBs and LP/LPPs.

The net amount at risk, net of reinsurance, and the weighted average attained age of contractowners by type of minimum guaranteed benefit, were as follows as of December 31, 2009 and 2008.

	Guaranteed	Guaranteed	Guaranteed	Guaranteed
	Minimum	Minimum	Minimum	Withdrawal
	Death	Accumulation/	Income	For Life
	Benefit	Withdrawal Benefit	Benefit	Benefit
2009	(GMDB)	(GMAB/GMWB)	(GMIB)	(LP/LPP)
Net amount at risk, net of reinsurance	$ 9,108.7	$ 104.9	$ -	$ -
Weighted average attained age	65	68	-	-
2008
Net amount at risk, net of reinsurance	$ 15,035.8	$ 310.0	$ -	$ -
Weighted average attained age	64	66	-	-

C-66

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The aggregate fair value of equity securities, including mutual funds, supporting separate accounts with additional insurance benefits and minimum investment return guarantees as of
December 31, 2009 and 2008 was $43.0 billion and $34.1 billion, respectively.

7. Sales Inducements

During the year ended December 31, 2009, the Company capitalized and amortized $65.7 and
$(222.5), respectively, of sales inducements. During the year ended December 31, 2008, the
Company capitalized and amortized $106.9 and $229.7, respectively, of sales inducements. The unamortized balance of capitalized sales inducements, net of unrealized capital gains (losses) on available-for-sale securities, was $810.2 and $624.3 as of December 31, 2009 and 2008,
respectively.

8. Income Taxes

The Company files a consolidated federal income tax return with ING AIH, an affiliate, and certain other subsidiaries of ING AIH. The Company is a party to a federal tax allocation agreement with ING AIH and its subsidiaries that are part of the group, whereby ING AIH charges its subsidiaries for federal taxes each subsidiary would have incurred were it not a member of the consolidated group and credits each subsidiary for losses at the statutory federal tax rate.

Income tax expense (benefit) consisted of the following for the years ended December 31, 2009,
2008, and 2007.

	2009	2008	2007
Current tax (benefit) expense:
Federal	$ (357.2)	$ (754.9)	$ 26.6
Total	(357.2)	(754.9)	26.6
Deferred tax expense:
Other federal deferred tax expense (benefit)	220.7	509.7	(28.2)
Total deferred tax expense (benefit)	220.7	509.7	(28.2)
Total income tax benefit	$ (136.5)	$ (245.2)	$ (1.6)

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Income taxes were different from the amount computed by applying the federal income tax rate to income before income taxes and cumulative effect of change in accounting principle for the following reasons for the years ended December 31, 2009, 2008, and 2007.

	2009	2008	2007
(Loss) income before income taxes and cumulative
effect of change in accounting principle	$ (133.3)	$ (1,626.4)	$ 127.4
Tax rate	35.0%	35.0%	35.0%
Income tax (benefit) expense at federal statutory rate	$ (46.6)	$ (569.2)	$ 44.6
Tax effect of:
Dividend received deduction	(53.7)	(48.9)	(49.5)
Valuation allowance	(35.6)	379.1	-
Other	(0.6)	(6.2)	3.3
Income tax benefit	$ (136.5)	$ (245.2)	$ (1.6)

Temporary Differences The tax effects of temporary differences that give rise to Deferred tax assets and Deferred tax liabilities at December 31, 2009 and 2008, are presented below.

	2009	2008
Deferred tax assets:
Future policy benefits	$ 505.3	$ 288.7
Goodwill	2.4	3.7
Investments	367.7	466.5
Employee compensation and benefits	39.7	36.7
Unrealized losses	125.1	700.7
Other	70.4	54.1
Total gross assets before valuation allowance	1,110.6	1,550.4
Less: valuation allowance	(308.6)	(408.9)
Assets, net of valuation allowance	802.0	1,141.5

Deferred tax liabilities:
Deferred policy acquisition cost	(1,445.4)	(1,137.9)
Value of purchased insurance in force	(39.3)	(39.2)
Other	(84.8)	(0.2)
Total gross liabilities	(1,569.5)	(1,177.3)
Net deferred income liability	$ (767.5)	$ (35.8)

Net unrealized capital gains (losses) are presented as a component of other comprehensive income (loss) in Shareholder’s equity, net of deferred taxes.

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Valuation allowances are provided when it is considered unlikely that deferred tax assets will be realized. As of December 31, 2009 and 2008, the Company had a tax valuation allowance of
$197.5 and $374.0, respectively, related to realized capital losses. The change from
December 31, 2008 to December 31, 2009 consists of (a) $(35.6) related to realized capital losses which is included in Net income (loss) and (b) $(140.9) related to the adoption of new US
GAAP guidance on impairments, as included in ASC Topic 320, which is reflected in
Accumulated other comprehensive income (loss). The tax valuation allowance recorded prior to adopting the new ASC Topic 320 guidance was reflected in Retained earnings. Additionally, at
December 31, 2009 and 2008, the Company had a tax valuation allowance of $106.0 and $29.8, respectively, which is included in Accumulated other comprehensive income (loss). As of
December 31, 2009, the tax valuation allowance on unrealized capital losses included $140.9, which was reclassified from beginning Retained earnings to Other comprehensive income (loss)
under ASC Topic 320. The Company also established a $5.1 tax valuation allowance against foreign tax credits, the benefit of which is uncertain.

Tax Sharing Agreement

The Company had a payable to ING AIH of $69.0 and a receivable from ING AIH of $321.1 at
December 31, 2009 and 2008, respectively, for federal income taxes under the intercompany tax sharing agreement.

See Related Party Transactions footnote for more information.

Unrecognized Tax Benefits

Reconciliations of the change in the unrecognized income tax benefits for the years ended
December 31, 2009 and 2008 are as follows:

	2009	2008
Balance at January 1	$ 64.9	$ 66.4
Additions for tax positions related to the current year	9.1	7.8
Additions for tax positions related to prior years	3.2	0.7
Reductions for tax positions related to prior years	(16.9)	(9.6)
Reductions for settlements with taxing authorities	-	(0.4)
Balance at December 31	$ 60.3	$ 64.9

The Company had $53.4 and $47.3 of unrecognized tax benefits as of December 31, 2009 and
2008, respectively, that would affect the Company’s effective tax rate if recognized.

Interest and Penalties

The Company recognizes accrued interest and penalties related to unrecognized tax benefits in
Current income taxes and Income tax benefit on the Balance Sheets and Statement of
Operations, respectively. The Company had accrued interest of $4.4 as of December 31, 2009 and 2008.

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Tax Regulatory Matters

The Company is currently under audit by the Internal Revenue Service (“IRS”) for tax years
2002 and 2004 through 2009, and it is expected that the examination of tax years 2004 through
2008 will be finalized within the next twelve months. Upon finalization of the IRS examination it is reasonably possible that the unrecognized tax benefits will decrease by up to $7.6. The timing of the payment of the remaining allowance of $52.7 cannot be reliably estimated. The
Company and the IRS have agreed to participate in the Compliance Assurance Program
(“CAP”) for the tax years 2008 and 2009.

On September 25, 2007, the IRS issued Revenue Ruling 2007-61, which announced its intention to issue regulations with respect to certain computational aspects of the dividend received deduction (“DRD”) on separate account assets held in connection with variable annuity and life insurance contracts. Revenue Ruling 2007-61 suspended Revenue Ruling 2007-54 issued in
August 2007 that purported to change accepted industry and IRS interpretations of the statutes governing these computational questions. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other members of the public will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing, substance, and effective date of any such regulations are unknown, but they could result in the elimination of some or all of the separate account DRD tax benefit that the Company receives.

9. Benefit Plans

Defined Benefit Plan

ING North America Insurance Corporation (“ING North America”) sponsors the ING Americas
Retirement Plan (the “Retirement Plan”), effective as of December 31, 2001. Substantially all employees of ING North America and its affiliates (excluding certain employees) are eligible to participate, including the Company’s employees. The Retirement Plan was amended and restated effective January 1, 2008. The Retirement Plan was amended on July 1, 2008, related to the admission of employees from the acquisition of CitiStreet LLC (“CitiStreet”) by Lion, and
ING North America filed a request for a determination letter on the qualified status of the
Retirement Plan, but has not yet received a favorable determination letter on the qualified status of the Retirement Plan. Additionally, effective January 1, 2009, the Retirement Plan was amended to provide that anyone hired or rehired by the Company on or after January 1, 2009, would not be eligible to participate in the Retirement Plan.

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The Retirement Plan is a tax-qualified defined benefit plan, the benefits of which are guaranteed
(within certain specified legal limits) by the Pension Benefit Guaranty Corporation (“PBGC”).
As of January 1, 2002, each participant in the Retirement Plan (except for certain specified employees) earns a benefit under a final average compensation formula. Subsequent to
December 31, 2001, ING North America is responsible for all Retirement Plan liabilities. The costs allocated to the Company for its employees’ participation in the Retirement Plan were
$15.7, $10.8, and $13.0, for the years ended 2009, 2008, and 2007, respectively, and are included in Operating expenses in the Statements of Operations.

Defined Contribution Plan

ING North America sponsors the ING Americas Savings Plan and ESOP (the “Savings Plan”).
Substantially all employees of ING North America and its affiliates (excluding certain employees) are eligible to participate, including the Company’s employees other than Company agents. The Savings Plan is a tax-qualified defined contribution retirement plan, which includes an employee stock ownership plan (“ESOP”) component. The Savings Plan was amended and restated effective January 1, 2008 and subsequently amended on July 1, 2008, with respect to the admission of employees from the acquisition of CitiStreet by Lion. ING North America filed a request for a determination letter on the qualified status of the Plan and received a favorable determination letter dated May 19, 2009. Savings Plan benefits are not guaranteed by the
PBGC. The Savings Plan allows eligible participants to defer into the Savings Plan a specified percentage of eligible compensation on a pre-tax basis. ING North America matches such pre-
tax contributions, up to a maximum of 6.0% of eligible compensation. Matching contributions are subject to a 4-year graded vesting schedule, although certain specified participants are subject to a 5-year graded vesting schedule. All contributions made to the Savings Plan are subject to certain limits imposed by applicable law. Pre-tax charges to operations of the
Company for the Savings Plan were $4.2, $5.6, and $4.9, for the years ended December 31,
2009, 2008, and 2007, respectively, and are included in Operating expenses in the Statements of
Operations.

Stock Option and Share Plans

ING sponsors the ING Group Long Term Equity Ownership Plan (“leo”), which provides employees of the Company who are selected by the ING Board of Directors to be granted options and/or performance shares. The terms applicable to an award under leo are set out in an award agreement which is signed by the participant when he or she accepts the award.

Options granted under leo are nonqualified options on ING shares in the form of American
Depository Receipts (“ADRs”). Leo options have a ten (10) year term and vest three years from the grant date. Options awarded under leo may vest earlier in the event of the participant’s death, permanent disability or retirement. Retirement for purposes of leo means a participant terminates service after attaining age 55 and completing 5 years of service. Early vesting in all or a portion of a grant of options may also occur in the event the participant is terminated due to redundancy or business divestiture. Unvested options are generally subject to forfeiture when a participant voluntarily terminates employment or is terminated for cause (as defined in leo).
Upon vesting, participants generally have up to seven years in which to exercise their vested

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

options. A shorter exercise period applies in the event of termination due to redundancy, business divestiture, voluntary termination or termination for cause. An option gives the recipient the right to purchase an ING share in the form of ADRs at a price equal to the fair market value of one ING share on the date of grant. On exercise, participant’s have three options (i) retain the shares and remit a check for applicable taxes due on exercise, (ii) request the administrator to remit a cash payment for the value of the options being exercised, less applicable taxes, or (iii) retain some of the shares and have the administrator liquidate sufficient shares to satisfy the participant’s tax obligation. The amount is converted from Euros to U.S.
dollars based on the daily average exchange rate between the Euro and the U.S. dollar, as determined by ING.

Awards of performance shares may also be made under leo. Performance shares are a contingent grant of ING stock and on vesting, the participant has the right to receive a cash amount equal to the closing price per ING share on the Euronext Amsterdam Stock Market on the vesting date times the number of vested Plan shares. Performance shares generally vest three years from the date of grant, with the amount payable based on ING’s share price on the vesting date. Payments made to participants on vesting are based on the performance targets established in connection with leo and payments can range from 0% to 200% of target.
Performance is based on ING’s total shareholder return relative to a peer group as determined at the end of the vesting period. To vest, a participant must be actively employed on the vesting date, although immediate vesting will occur in the event of the participant’s death, disability or retirement. If a participant is terminated due to redundancy or business divestiture, vesting will occur but in only a portion of the award. Unvested shares are generally subject to forfeiture when an employee voluntarily terminates employment or is terminated for cause (as defined in leo). Upon vesting, participants have three options (i) retain the shares and remit a check for applicable taxes due on exercise, (ii) request the administrator to remit a cash payment for the value of the shares, less applicable taxes, or (iii) retain some of the shares and have the administrator liquidate sufficient shares to satisfy the participant’s tax obligation. The amount is converted from Euros to U.S. dollars based on the daily average exchange rate between the
Euro and the U.S. dollar, as determined by ING.

The Company recognized compensation expense for the leo options and performance shares of
$4.5, $5.3, and $4.7, for the years ended December 31, 2009, 2008, and 2007, respectively.

For leo, the Company recognized minimal tax benefits in 2009, $0.7 in 2008, and $2.5 in 2007.

Other Benefit Plans

In addition to providing retirement plan benefits, the Company, in conjunction with ING North
America, provides certain supplemental retirement benefits to eligible employees and health care and life insurance benefits to retired employees and other eligible dependents. The supplemental retirement plan includes a non-qualified defined benefit pension plan and a non-
qualified defined contribution plan, which means all benefits are payable from the general assets of the Company. The post-retirement health care plan is contributory, with retiree contribution levels adjusted annually and the Company subsidizes a portion of the monthly per-participant premium. Beginning August 1, 2009, the Company moved from self-insuring its supplemental

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

health care costs and began to use a private-fee-for-service Medicare Advantage program for post-Medicare eligible retired participants. In addition, effective October 1, 2009, the Company no longer subsidizes medical premium costs for early retirees. This change does not impact any participant currently retired and receiving coverage under the plan or any employee who is eligible for coverage under the plan and whose employment ended before October 1, 2009. The
Company continues to offer access to medical coverage until retirees become eligible for
Medicare. The discontinued subsidy resulted in a release of a previously accrued immaterial liability for any active employees age 50 or older. The life insurance plan provides a flat amount of noncontributory coverage and optional contributory coverage. The benefits charges allocated to the Company related to all of these plans for the years ended December 31, 2009,
2008, and 2007, were $1.1, $1.3, and $0.6, respectively.

10. Related Party Transactions

Operating Agreements

The Company has certain agreements whereby it generates revenues and incurs expenses with affiliated entities. The agreements are as follows:

§ Underwriting and distribution agreement with Directed Services LLC (“DSL”) (successor by merger to Directed Services, Inc.), an affiliated broker-dealer, whereby DSL serves as the principal underwriter for variable insurance products issued by the Company. DSL is authorized to enter into agreements with broker-dealers to distribute the Company’s variable products and appoint representatives of the broker-dealers as agents. For the years ended
December 31, 2009, 2008, and 2007, commissions were incurred in the amounts of $268.0,
$603.8, and $553.8, respectively.
§ Asset management agreement with ING Investment Management LLC (“IIM”), an affiliate, in which IIM provides asset management, administration, and accounting services for ING
USA’s general account. The Company records a fee, which is paid quarterly, based on the value of the assets under management. For the years ended December 31, 2009, 2008, and
2007, expenses were incurred in the amounts of $51.0, $85.9, and $78.0, respectively.
§ Service agreement with DSL, in which the Company provides managerial and supervisory services to DSL and earns a fee that is calculated as a percentage of average assets in the
Company’s variable separate accounts deposited in ING Investors Trust. On August 9,
2007, the Company and DSL entered into an amendment to the service agreement effective
July 31, 2007, which modifies the method for calculating the compensation owed to the
Company for its provision of managerial and supervisory services to DSL. As a result of this amendment, DSL pays the Company the total net revenue DSL earns as investment advisor of ING Investors Trust (“IIT”) which is attributable to the Company’s deposits in
IIT. For the years ended December 31, 2009, 2008, and 2007, revenue for these services was $123.2, $139.2, and $109.0, respectively.
§ Services agreements with ING North America, dated September 1, 2000 and January 1,
2001, respectively, for administrative, management, financial, information technology, and finance and treasury services. For the years ended December 31, 2009, 2008, and 2007, expenses were incurred in the amounts of $77.1, $93.0, and $96.6, respectively.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

§	Services agreement between the Company and its U.S. insurance company affiliates dated January 1, 2001, amended effective January 1, 2002 and December 31, 2007, for administrative, management, professional, advisory, consulting, and other services. For the years ended December 31, 2009, 2008, and 2007, expenses related to the agreements were incurred in the amount of $26.3, $21.6, and $19.0, respectively.
§	Administrative Services Agreement between the Company, ReliaStar Life Insurance Company of New York (“RLNY”), an affiliate, and other U.S. insurance company affiliates dated March 1, 2003, amended effective August 1, 2004, in which the Company and affiliates provide services to RLNY. For the years ended December 31, 2009, 2008, and 2007, revenue related to the agreement was $3.1, $6.5, and $6.3, respectively.
§	ING Advisors Network, a group of broker-dealers formerly affiliated with the Company, distributes the Company’s annuity products. For the years ended December 31, 2009, 2008, and 2007, ING Advisors Network sold new contracts of $442.2, $1,411.3, and $1,429.3, respectively. Certain of these affiliated broker-dealers were sold to Lightyear Capital LLC effective February 1, 2010.
§	Services agreement between the Company, Security Life of Denver Insurance Company (“SLD”), an affiliate, and IIM whereby IIM provides administrative, management, professional, advisory, consulting and other services to the Company and SLD with respect to its Financial Products unit. For the years ended December 31, 2009, 2008, and 2007, the Company incurred expenses of $7.6, $8.9, and $1.3, respectively.

Management and service contracts and all cost sharing arrangements with other affiliated companies are allocated in accordance with the Company’s expense and cost allocation methods.

Reinsurance Agreements

Reinsurance Ceded

Guaranteed Living Benefit Reinsurance Agreement

The Company entered into an automatic reinsurance agreement with its affiliate, Security Life of Denver International Limited (“SLDI”), dated June 30, 2008, covering 100% of the benefits guaranteed under specific variable annuity guaranteed living benefit riders attached to certain variable annuity contracts issued by the Company on or after January 1, 2000. Effective July 1, 2009, the Company and SLDI entered into an amended and restated reinsurance agreement to change the reinsurance basis of the existing automatic reinsurance agreement dated June 30, 2008 between the Company and SLDI from coinsurance to a combined coinsurance and coinsurance funds withheld basis. To effectuate this transaction, assets with a market value of $3.2 billion were transferred effective July 31, 2009 from SLDI to the Company, and the Company deposited those assets into a trust account. As of December 31, 2009, assets totaling $3.2 billion were on deposit in the trust account. Since December 31, 2009, no additional funds have been contributed to the trust. The Company also established a corresponding funds withheld liability to SLDI, which is included in Other liabilities on the Balance Sheets.

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

On July 1, 2009, the Company and SLDI also entered into an asset management services agreement pursuant to which SLDI will serve as asset manager for the funds withheld account established under the amended and restated reinsurance agreement, and SLDI will in turn retain its affiliate, ING Investment Management LLC as subadviser with respect to the funds withheld account assets.

At December 31, 2009 and 2008, the value of reserves ceded by the Company under this agreement was $878.6 and $732.3, respectively. In addition, a deferred loss on the transaction in the amount of $372.8 and $353.8 at December 31, 2009 and 2008, respectively, is presented in Other assets on the Balance Sheets and is amortized over the period of benefit.

Effective June 30, 2008, ING USA also entered into a services agreement with SLDI pursuant to which ING USA will provide certain actuarial risk modeling consulting services to SLDI with respect to hedge positions undertaken by SLDI in connection with the Covered Benefits reinsured by SLDI under the combined coinsurance and coinsurance funds withheld reinsurance agreement. For the years ended December 31, 2009 and 2008, revenue related to the agreement was $10.5 and $4.9, respectively.

Coinsurance Agreements

Effective May 1, 2005, ING USA entered into a coinsurance agreement with its affiliate, SLD.
Under the terms of the agreement, SLD assumed and accepted the responsibility for paying, when due, 100% of the liabilities arising under the multi-year guaranteed fixed annuity contracts issued by ING USA between January 1, 2001 and December 31, 2003. In addition,
ING USA assigned to SLD all future premiums received by ING USA attributable to the ceded contracts.

Under the terms of the agreement, ING USA ceded $2.5 billion in account balances and transferred a ceding commission and $2.7 billion in assets to SLD, resulting in a realized capital gain of $47.9 to the Company.

The coinsurance agreement is accounted for using the deposit method. As such, $2.7 billion of
Deposit receivable from affiliate was established on the Balance Sheets. The receivable will be adjusted over the life of the agreement based on cash settlements and the experience of the contracts, as well as for amortization of the ceding commission. The Company incurred amortization expense of the negative ceding commission of $20.8, $19.9, and $21.2 for the years ended December 31, 2009, 2008, and 2007, respectively, which is included in Other expenses in the Statements of Operations.

In addition, the Company entered into a 100% coinsurance agreement with SLD dated January
1, 2000, covering certain universal life policies which had been issued and in force as of, as well as any such policies issued after, the effective date of the agreement. As of December 31, 2009 and 2008, the value of reserves ceded by the Company under this agreement was $17.8 and
$17.2, respectively.

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The Company is a party to a Facultative Coinsurance Agreement with its affiliate, SLD, effective August 20, 1999. Under the terms of this agreement, the Company facultatively cedes to Security Life, from time to time, certain GICs on a 100% coinsurance basis. The value of
GIC reserves ceded by the Company under this agreement was $47.5 and $2.5 billion at
December 31, 2009 and 2008, respectively. The decline in GIC reserves ceded is primarily due to the maturity of $1.9 billion ceded funding agreements issued to ING USA Global Funding
Trusts. The Company utilizes this reinsurance facility primarily for diversification and asset-
liability management purposes in connection with this business, which is facilitated by the fact that SLD is also a major GIC issuer. Senior management of the Company has established a current maximum of $4.0 billion for GIC reserves ceded under this agreement.

Monthly Renewable Term Agreement

The Company entered into a monthly renewable term (“MRT”) reinsurance agreement with
Canada Life Assurance Company (“Canada Life”), an unaffiliated Canadian insurance company, effective June 30, 2009. Under the terms of the agreement, the Company ceded 90%
of its net retained in-force block of group term life business and any new group term life business reinsured from ReliaStar Life Insurance Company (“RLI”), an affiliate, to Canada Life.

Reinsurance Assumed

Yearly Renewable Term Agreements

Effective December 1 and December 31, 2008, respectively, ING USA entered into two yearly renewable term reinsurance agreements with its affiliate, RLI, for an indefinite duration. Under the terms of the agreements, ING USA assumed 100% of RLI’s mortality risk associated with the net amount at risk under specific life insurance policies, including:

§ Individual life policies issued by RLI and previously assumed by RLI from ReliaStar Life
Insurance Company of New York (“RLNY”), with policy dates prior to January 1, 2000, including certain term life, universal life, variable universal life, and whole life, insurance policies.
§ In force individual life policies issued by RLI, where premiums are paid on the insured’s behalf through payroll deduction and which were marketed by employee benefit brokers.

ING USA received initial consideration of $3.9 from RLI. Thereafter, the Company receives monthly premiums, net of benefit payments, based on premium rates set forth in the respective agreements. As such, there is no unearned reinsurance premium.

As of December 31, 2009 and 2008, the value of the reserves assumed by the Company under these agreements was $3.0 and $5.0, respectively.

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Coinsurance Funds Withheld Agreement

Effective December 31, 2008, ING USA entered into a coinsurance funds withheld agreement with RLI for an indefinite duration. Under the terms of the agreement, ING USA assumed
100% quota share of RLI’s net retained liability under certain Employee Benefits Group Annual
Term policies, including disability waiver of premium.

The initial premium of $219.9 was equal to the aggregate reserve assumed by ING USA.
Thereafter, premiums are equal to the total earned gross premiums collected by RLI from policyholders. RLI will retain all reinsurance premiums payable to ING USA as funds withheld, as security for ceded liabilities and against which ceded losses will be offset.
Monthly, ING USA will receive or pay a net settlement.

As of December 31, 2009 and 2008, the value of the reserves assumed by the Company under these agreements was $487.7 and $219.9, respectively.

Funds Withheld Agreement

Effective December 31, 2008, ING USA entered into a funds withheld agreement with RLI for an indefinite duration. Under the terms of the agreements, ING USA assumed 100% quota share of RLI’s net retained liability under assumed group life reinsurance in-force.

The initial premium of $60.0 was equal to the net Statutory reserve assumed by ING USA.
Thereafter, premiums are equal to the total earned reinsurance premiums collected by RLI, less a ceding commission. RLI will retain all reinsurance premiums payable to ING USA as funds withheld, as security for ceded liabilities and against which ceded losses will be offset.
Monthly, ING USA will receive or pay a net settlement. In addition, ING USA is required to provide RLI reserve credit in the excess of the funds withheld for reinsurance by providing a cash deposit or letter of credit.

As of December 31, 2009 and 2008, the value of the reserves assumed by the Company under this agreement was $58.2 and $60.0, respectively. Effective January 1, 2010, the Company terminated this agreement due to the sale of ING’s U.S. Group Reinsurance business to
Reinsurance Group of America (“RGA”).

Financing Agreements

The Company maintains a reciprocal loan agreement with ING AIH, an affiliate, to facilitate the handling of unanticipated short-term cash requirements that arise in the ordinary course of business. Under this agreement, which became effective in January 2004 and expires on
January 14, 2014, either party can borrow from the other up to 3.0% of the Company's statutory net admitted assets, excluding Separate Accounts, as of the preceding December 31. Interest on any ING USA borrowing is charged at the rate of ING AIH’s cost of funds for the interest period, plus 0.15%. Interest on any ING AIH borrowing is charged at a rate based on the prevailing interest rate of U.S. commercial paper available for purchase with a similar duration.

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Under this agreement, the Company incurred interest expense of $0.4, $1.3, and $3.5, for the years ended December 31, 2009, 2008, and 2007, respectively. The Company earned interest income of $1.7, $2.8, and $6.7, for the years ended December 31, 2009, 2008, and 2007, respectively. Interest expense and income are included in Interest expense and Net investment income, respectively, on the Statements of Operations. At December 31, 2009, the Company
had an outstanding receivable of $545.5 with ING AIH under the reciprocal loan agreement. At
December 31, 2008, the Company had no amounts outstanding with ING AIH under the reciprocal loan agreement.

Notes with Affiliates

The Company issued a 30-year surplus note in the principal amount of $35.0 on December 8,
1999, to its affiliate, SLD, which matures on December 7, 2029. Interest is charged at an annual rate of 7.98%. Payment of the note and related accrued interest is subordinate to payments due to contractowners and claimant and beneficiary claims, as well as debts owed to all other classes of debtors, other than surplus note holders, of ING USA. Any payment of principal and/or interest made is subject to the prior approval of the Iowa Insurance Commissioner. Interest expense was $2.8, for each of the years ended December 31, 2009, 2008, and 2007, respectively.

On December 29, 2004, the Company issued surplus notes in the aggregate principal amount of
$400.0 (the “Notes”), scheduled to mature on December 29, 2034, to its affiliates, ING Life
Insurance and Annuity Company, RLI, and SLDI, in an offering that was exempt from the registration requirements of the Securities Act of 1933. The Notes bear interest at a rate of
6.26% per year. Any payment of principal and/or interest is subject to the prior approval of the
Iowa Insurance Commissioner. Interest is scheduled to be paid semi-annually in arrears on
June 29 and December 29 of each year, commencing on June 29, 2005. Interest expense was
$25.4 for each of the years ended December 31, 2009, 2008, and 2007, respectively.

Funding Agreement

On August 10, 2007, the Company issued an extendable funding agreement to its parent, Lion, upon receipt of a single deposit in the amount of $500.0. To fund the purchase of the funding agreement, Lion issued a promissory note to its indirect parent company, ING Verzekeringen
N.V. ("ING V"), which has been guaranteed by Lion’s immediate parent, ING AIH.

Under the terms of the funding agreement, the Company will pay Lion interest quarterly at the credited interest rate until maturity, and on the maturity date, the Company will pay Lion the single deposit and any accrued and unpaid interest. The credited interest rate shall be the three-
month LIBOR, plus 0.05%, and shall be reset quarterly. The maturity date of the funding agreement shall be August 10, 2011, or such later date to which the maturity date may be extended; provided, however, that the maturity date may not be extended beyond August 10,
2012.

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Proprietary Alpha Fund

The ING Proprietary Alpha Fund, LLC (“PAF”) is a multi-strategy investment fund established in 2007 as a U.S. domiciled limited liability company managed by ING Alternative Asset
Management LLC (“IAAM”), an affiliate. The investment strategies within PAF include both long and short exposures to various investments and utilize various fixed income, equity, and derivative financial instruments. In September 2007, ING USA invested $125.0 into PAF. The value of the Company’s investment in PAF was $13.7 and $22.6 at December 31, 209 and 2008,
respectively.

As of December 31, 2008, the Company recognized approximately $40.2 in losses related to financial instruments held by the PAF in the Lehman Liquidity Fund in response to the bankruptcy proceedings of Lehman Brothers, Inc. (“Lehman”).

ING Multi-Strategy Opportunity Fund

On September 30, 2008, the Company’s affiliate, SLDI transferred 51.9% of its interest in the
ING Multi-Strategy Opportunity Fund (the “Fund”) to the Company for a purchase price of
$68.9. At December 31, 2009, the Company had no investments in the various series of the ING
Multi-Strategy Opportunity Fund Series LLC as these investments were sold during 2009. At
December 31, 2008, the Company had an investment in the various series of the ING Multi-
Strategy Opportunity Fund Series LLC that totaled $66.8, which was included in Limited partnerships/corporations on the Balance Sheets.

Tax Sharing Agreements

Effective January 1, 2005, the Company is a party to a federal tax allocation agreement with
ING AIH and its subsidiaries that are part of the ING AIH consolidated group. Under the federal tax allocation agreement, ING AIH charges its subsidiaries for federal taxes each subsidiary would have incurred were it not a member of the consolidated group and credits each subsidiary for losses at the statutory federal tax rate.

The Company has entered into a state tax sharing agreement with ING AIH and each of the specific subsidiaries that are parties to the agreement. The state tax agreement applies to situations in which ING AIH and all or some of the subsidiaries join in the filing of a state or local franchise, income tax, or other tax return on a consolidated, combined, or unitary basis.

Derivatives

As of December 31, 2009 and 2008, the Company had call options with a notional amount of
$260.0 and $162.3, respectively, and market value of $12.1 and $8.6, respectively, with ING
Bank, an affiliate. Each of these contracts was entered into as a result of a competitive bid, which included unaffiliated counterparties.

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

11. Financing Agreements

The Company maintains a $50.0 uncommitted, perpetual revolving note facility with the Bank of New York ("BONY"). Interest on any of the Company borrowing accrues at an annual rate equal to a rate quoted by BONY to the Company for the borrowing. Under this agreement, the
Company did not incur any interest expense for the year ended December 31, 2009 and 2008.
The Company incurred minimal interest expense for the year ended December 31, 2007. At
December 31, 2009 and 2008, the Company had no amounts outstanding under the revolving note facility.

Also see Financing Agreements in the Related Party Transactions footnote.

12. Reinsurance

At December 31, 2009, the Company had reinsurance treaties with 15 unaffiliated reinsurers covering a portion of the mortality risks and guaranteed death and living benefits under its annuity contracts. The Company, as cedant, also has reinsurance treaties with two affiliates,
SLD and SLDI, related to GICs, fixed annuities, and universal life insurance policies. In addition, the Company assumed reinsurance risk under reinsurance treaties with its affiliate,
RLI, related to certain life insurance policies and employee benefit group annual term policies.
The Company remains liable to the extent its reinsurers do not meet their obligations under the reinsurance agreements.

Reinsurance ceded in force for life mortality risks was $186.4 billion and $633.1 at
December 31, 2009 and 2008, respectively. The increase in reinsurance ceded in 2009 is primarily due to the MRT reinsurance agreement entered into June 30, 2009. Deposits and reinsurance recoverable were comprised of the following at December 31, 2009 and 2008.

	2009	2008
Claims recoverable from reinsurers	$ 9.3	$ 24.6
Receivable for reinsurance premiums	-	0.5
Reinsured amounts due to reinsurers	(26.1)	(33.8)
Reinsurance reserves ceded	1,068.9	3,384.8
Deposits	1,752.0	1,947.0
Other	545.9	26.2
Total	$ 3,350.0	$ 5,349.3

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Premiums and Interest credited and other benefits to contractowners were reduced by the following amounts for reinsurance ceded for the years ended December 31, 2009, 2008, and 2007.

	2009	2008	2007
Deposits (assumed) ceded under reinsurance	$ (2,034.2)	$ 1,632.0	$ 1,309.1
Premiums ceded under reinsurance	94.4	2.1	2.4
Reinsurance recoveries	9.1	1,212.6	1,723.2

Also see Reinsurance Agreements in the Related Party Transactions footnote.

13. Commitments and Contingent Liabilities Leases

The Company leases its office space and certain equipment under operating leases, the longest term of which expires in 2017.

For the years ended December 31, 2009, 2008, and 2007, rent expense for leases was $8.3, $8.7, and $7.9, respectively. The future net minimum payments under noncancelable leases for the years ended December 31, 2009 through 2013 are estimated to be $6.6, $5.3, $5.3, $5.3, and
$5.3, respectively, and $13.6, thereafter. The Company pays substantially all expenses associated with its leased and subleased office properties. Expenses not paid directly by the
Company are paid for by an affiliate and allocated back to the Company.

Commitments

Through the normal course of investment operations, the Company commits to either purchase or sell securities, commercial mortgage loans, or money market instruments, at a specified future date and at a specified price or yield. The inability of counterparties to honor these commitments may result in either a higher or lower replacement cost. Also, there is likely to be a change in the value of the securities underlying the commitments.

At December 31, 2009, the Company had off-balance sheet commitments to purchase investments equal to their fair value of $354.6, of which $193.0 was with related parties. At
December 31, 2008, the Company had off-balance sheet commitments to purchase investments equal to their fair value of $421.4, of which $207.2 was with related parties. During 2009 and
2008, $19.5 and $176.2, respectively, was funded to related parties under these commitments.

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Collateral

Under the terms of the Company’s Over-The-Counter Derivative ISDA Agreements, the
Company may receive from, or deliver to, counterparties, collateral to assure that all terms of the ISDA Agreements will be met with regard to the CSA. The terms of the CSA call for the
Company to pay interest on any cash received equal to the Federal Funds rate. As of December
31, 2009 and 2008, the Company held $32.1 and $17.6, respectively, of cash collateral, related to derivative contracts, which was included in Payables under securities loan agreement, including collateral held on the Balance Sheets. In addition, as of December 31, 2009 and 2008, the Company delivered collateral of $574.6 and $480.4, respectively, in fixed maturities pledged under derivatives contracts, which was included in Securities pledged on the Balance
Sheets.

Litigation

The Company is involved in threatened or pending lawsuits/arbitrations arising from the normal conduct of business. Due to the climate in insurance and business litigation/arbitrations, suits against the Company sometimes include claims for substantial compensatory, consequential, or punitive damages, and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of such lawsuits/arbitrations, in light of existing insurance, reinsurance, and established reserves, it is the opinion of management that the disposition of such lawsuits/arbitrations will not have a materially adverse effect on the Company’s operations or financial position.

Other Regulatory Matters

Regulatory Matters

As with many financial services companies, the Company and its affiliates have received informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the financial services industry. In each case, the Company and its affiliates have been and are providing full cooperation.

Insurance and Retirement Plan Products and Other Regulatory Matters

Federal and state regulators, and self-regulatory agencies are conducting broad inquiries and investigations involving the insurance and retirement industries. These initiatives currently focus on, among other things, compensation, revenue sharing, and other sales incentives;
potential conflicts of interest; sales and marketing practices (including sales to seniors); specific product types (including group annuities and indexed annuities); product administrative issues;
and disclosure. The Company and certain of its U.S. affiliates have received formal and informal requests in connection with such investigations, and have cooperated and are cooperating fully with each request for information. Some of these matters could result in regulatory action involving the Company. These initiatives also may result in new legislation

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

and regulation that could significantly affect the financial services industry, including businesses in which the Company is engaged. In light of these and other developments, U.S.
affiliates of ING, including the Company, periodically review whether modifications to their business practices are appropriate.

Investment Product Regulatory Issues

Since 2002, there has been increased governmental and regulatory activity relating to mutual funds and variable insurance products. This activity has primarily focused on inappropriate trading of fund shares; directed brokerage; compensation; sales practices, suitability, and supervision; arrangements with service providers; pricing; compliance and controls; adequacy of disclosure; and document retention.

In addition to responding to governmental and regulatory requests on fund trading issues, ING management, on its own initiative, conducted, through special counsel and a national accounting firm, an extensive internal review of mutual fund trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel.

The internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within the variable insurance and mutual fund products of
ING, and identified other circumstances where frequent trading occurred despite measures taken by ING intended to combat market timing. Each of the arrangements has been terminated and disclosed to regulators, to the independent trustees of ING Funds (U.S.) and in Company reports previously filed with the Securities and Exchange Commission (“SEC”) pursuant to the
Securities Exchange Act of 1934, as amended.

Action has been or may be taken by regulators with respect to the Company or certain affiliates before investigations relating to fund trading are completed. The potential outcome of such action is difficult to predict but could subject the Company or certain affiliates to adverse consequences, including, but not limited to, settlement payments, penalties, and other financial liability. It is not currently anticipated, however, that the actual outcome of any such action will have a material adverse effect on ING or ING’s U.S.-based operations, including the Company.

14. Restructuring Charges 2008 Expense Reductions

During the fourth quarter of 2008, the Company implemented an expense reduction program for the purpose of streamlining its overall operations. The restructuring charges related to this expense reduction initiative include severance and other employee benefits and lease abandonment costs, which are included in Operating expenses on the Statements of Operations.

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table illustrates the restructuring reserves and charges for the years ended December 31, 2009 and 2008.

	2009	2008
Restructuring reserve beginning balance	$ 2.5	$ -
Restructuring charges:
Employee severance and termination benefits(1)	11.6	3.3
Future rent on non-cancelable leases(2)	-	0.4
Total restructuring charges	11.6	3.7
Intercompany charges and payments(3)	0.8	(0.5)
Payments applied against reserve(4)	(11.2)	(0.7)
Restructuring reserve at December 31	$ 3.7	$ 2.5

(1) Amounts represent charges to the Company for all severed employees that support the Company, including those within affiliates.
(2) Amounts represent intercompany expense allocations from ING AIH. The expenses were allocated to the Company based upon the department that used the space, and the cash settlement occurred in January 2009 for the 2008 allowances.
(3) Amounts represent payments to ING affiliates for severance incurred by another ING entity for employees that supported the Company. Payments were made through ING's intercompany cash settlement process.
(4) Amounts represent payments to employees of the Company.

2009 Expense and Staff Reductions

On January 12, 2009, ING announced expense and staff reductions across all U.S. operations, which resulted in the elimination of 114 current and open positions in the Company. Due to the staff reductions, curtailment of pension benefits occurred during the first quarter of 2009, which resulted in the recognition of an immaterial loss related to unrecognized prior service costs.

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

15. Accumulated Other Comprehensive Income (Loss) Shareholder’s equity included the following components of Accumulated other comprehensive loss as of December 31, 2009, 2008, and 2007.

	2009	2008	2007
Net unrealized capital (losses) gains:
Fixed maturities, available-for-sale, including
OTTI of $(100.1) and $(402.5) of cumulative effect
of change in accounting principle in 2009	$ (554.7)	$ (3,234.0)	$ (122.3)
Equity securities, available-for-sale	3.5	(3.7)	(5.5)
DAC/VOBA adjustment on available-for-sale
securities, including $139.1 of cumulative effect
of change in accounting principle in 2009	(64.3)	1,139.7	(36.9)
Sales inducements adjustment on
available-for-sale securities	(0.1)	102.2	0.5
Other investments	(5.3)	(6.2)	(6.4)
Unrealized capital losses, before tax	(620.9)	(2,002.0)	(170.6)
Deferred income tax asset (includes $92.3
cumulative effect of change in accounting
principle in 2009)	217.3	700.7	59.7
Deferred tax asset valuation allowance
(includes $(140.9) cumulative effect of change
in accounting principle in 2009)	(106.0)	(29.8)	(46.9)
Net unrealized capital (losses) gains	(509.6)	(1,331.1)	(157.8)
Pension liability, net of tax	(3.2)	(2.6)	(2.9)
Accumulated other comprehensive loss	$ (512.8)	$ (1,333.7)	$ (160.7)

On April 1, 2009, the Company adopted new US GAAP guidance on impairments, included in
ASC Topic 320. As prescribed by this accounting guidance, noncredit impairments, reflecting the portion of the impairment between the present value of future cash flows and fair value, were recognized in Other comprehensive loss. As of December 31, 2009, net unrealized capital gains (losses) on available-for-sale fixed maturities included $100.1 of noncredit impairments.
In addition, a cumulative transfer of noncredit impairments of $(312.0), after considering the effects of DAC of $139.1 and income taxes of $(48.6), was made from beginning retained earnings to Accumulated other comprehensive income (loss) as of April 1, 2009.

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Changes in Accumulated other comprehensive income (loss), net of DAC, VOBA, and tax
(excluding the tax valuation allowance), related to changes in unrealized capital gains (losses)
on securities, including securities pledged, were as follows for the years ended December 31,
2009, 2008, and 2007.

	2009	2008	2007
Fixed maturities, available-for-sale	$ 2,679.3	$ (3,111.7)	$ (93.4)
Equity securities, available-for-sale	7.2	1.8	(7.0)
DAC/VOBA adjustment on
available-for-sale securities	(1,204.0)	1,176.6	(58.0)
Sales inducements adjustment on
available-for-sale securities	(102.3)	101.7	(0.5)
Other investments	0.9	0.2	0.2
Unrealized capital gains (losses), before tax	1,381.1	(1,831.4)	(158.7)
Deferred income tax (liability) asset	(483.4)	641.0	55.9
Net change in unrealized capital (losses) gains	$ 897.7	$ (1,190.4)	$ (102.8)

Changes in unrealized capital gains (losses) on securities, including securities pledged and noncredit impairments, as recognized in Accumulated other comprehensive loss, reported net of
DAC, VOBA, and income taxes, were as follows for the years ended December 31, 2009, 2008, and 2007.

	2009	2008	2007
Net unrealized capital holding (losses) gains
arising during the year(1)	$ 717.7	$ (1,877.2)	$ (210.5)
Less: reclassification adjustment for (losses) gains
and other items included in Net (loss) income(2)	(180.0)	(686.8)	(107.7)
Net change in unrealized capital (losses)
gains on securities	$ 897.7	$ (1,190.4)	$ (102.8)

(1) Pretax unrealized capital holding gains (losses) arising during the year were $1,104.1, $(2,888.0), and $(324.9), for the years ended December 31, 2009, 2008, and 2007, respectively.
(2) Pretax reclassification adjustments for gains (losses) and other items included in Net (loss) income were $(277.0),
$(1,056.6), and $(166.2), for the years ended December 31, 2009, 2008, and 2007, respectively.

The reclassification adjustments for gains (losses) and other items included in Net income (loss)
in the above table are determined by specific identification of each security sold or impaired during the period.

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table identifies the amount of noncredit impairments on fixed maturities recognized in Other comprehensive loss as of the dates indicated.

2009
Balance at April 1, 2009(1)	$ -
Additional noncredit impairments:
On securities not previously impaired	133.7
On securities previously impaired	0.5
Reductions:
Securities sold, matured, prepaid or paid down(2)	(17.9)
Securities with additional credit impairments(2)	(16.2)
Balance at December 31, 2009	$ 100.1

(1) New guidance on recognition and presentation of OTTI, included in ASC Topic 320, was adopted April 1, 2009. (2) Represents realization of noncredit impairments to Net income (loss).

FINANCIAL STATEMENTS

ING USA Annuity and Life Insurance Company Separate Account B

Year ended December 31, 2009 with Report of Independent Registered Public Accounting Firm

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ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

     Financial Statements Year ended December 31, 2009

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Report of Independent Registered Public Accounting Firm

The Board of Directors and Participants ING USA Annuity and Life Insurance Company

We have audited the accompanying statements of assets and liabilities of the investment divisions (the “Divisions”) constituting ING USA Annuity and Life Insurance Company Separate Account B (the “Account”) as of December 31, 2009, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements. These financial statements are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. The Account is comprised of the following Divisions:

AIM Variable Insurance Funds:
AIM V.I. Leisure Fund - Series I Shares
BlackRock Variable Series Funds, Inc.:
BlackRock Global Allocation V.I. Fund - Class III
Columbia Funds Variable Insurance Trust:
Columbia Asset Allocation Fund, Variable Series - Class A
Columbia Federal Securities Fund, Variable Series - Class A
Columbia Large Cap Growth Fund, Variable Series - Class A
Columbia Small Cap Value Fund, Variable Series - Class B
Columbia Small Company Growth Fund, Variable Series -
Class A
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Service Class 2
Fidelity® Variable Insurance Products II:
Fidelity® VIP Contrafund® Portfolio - Service Class 2
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value Securities Fund - Class 2
ING Balanced Portfolio, Inc.:
ING Balanced Portfolio - Class S
ING Intermediate Bond Portfolio:
ING Intermediate Bond Portfolio - Class S
ING Investors Trust:
ING AllianceBernstein Mid Cap Growth Portfolio - Service Class
ING AllianceBernstein Mid Cap Growth Portfolio - Service 2
Class
ING American Funds Asset Allocation Portfolio
ING American Funds Bond Portfolio
ING American Funds Growth Portfolio
ING American Funds Growth-Income Portfolio
ING American Funds International Portfolio
ING American Funds World Allocation Portfolio - Service Class
ING Artio Foreign Portfolio - Service Class
ING Artio Foreign Portfolio - Service 2 Class
ING BlackRock Inflation Protected Bond Portfolio - Service
Class
ING BlackRock Large Cap Growth Portfolio - Institutional Class
ING BlackRock Large Cap Growth Portfolio - Service Class
ING BlackRock Large Cap Value Portfolio - Service Class
ING BlackRock Large Cap Value Portfolio - Service 2 Class
ING Clarion Global Real Estate Portfolio - Service Class
ING Clarion Global Real Estate Portfolio - Service 2 Class
ING Clarion Real Estate Portfolio - Service Class
ING Clarion Real Estate Portfolio - Service 2 Class

ING Investors Trust (continued):
ING Evergreen Health Sciences Portfolio - Service Class
ING Evergreen Omega Portfolio - Service Class
ING Evergreen Omega Portfolio - Service 2 Class
ING FMRSM Diversified Mid Cap Portfolio - Service Class
ING FMRSM Diversified Mid Cap Portfolio - Service 2 Class
ING Focus 5 Portfolio - Service Class
ING Franklin Income Portfolio - Service Class
ING Franklin Income Portfolio - Service 2 Class
ING Franklin Mutual Shares Portfolio - Service Class
ING Franklin Templeton Founding Strategy Portfolio - Service
Class
ING Global Resources Portfolio - Service Class
ING Global Resources Portfolio - Service 2 Class
ING Growth and Income Portfolio II - Service Class
ING Growth and Income Portfolio II - Service 2 Class
ING Index Plus International Equity Portfolio - Service Class
ING Index Plus International Equity Portfolio - Service 2 Class
ING International Growth Opportunities Portfolio - Service Class
ING International Growth Opportunities Portfolio - Service 2
Class
ING Janus Contrarian Portfolio - Service Class
ING Janus Contrarian Portfolio - Service 2 Class
ING JPMorgan Emerging Markets Equity Portfolio - Service
Class
ING JPMorgan Emerging Markets Equity Portfolio - Service 2
Class
ING JPMorgan Small Cap Core Equity Portfolio - Service Class
ING JPMorgan Small Cap Core Equity Portfolio - Service 2
Class
ING JPMorgan Value Opportunities Portfolio - Service Class
ING JPMorgan Value Opportunities Portfolio - Service 2 Class
ING LifeStyle Aggressive Growth Portfolio - Service Class
ING LifeStyle Aggressive Growth Portfolio - Service 2 Class
ING LifeStyle Conservative Portfolio - Service Class
ING LifeStyle Conservative Portfolio - Service 2 Class
ING LifeStyle Growth Portfolio - Service Class
ING LifeStyle Growth Portfolio - Service 2 Class
ING LifeStyle Moderate Growth Portfolio - Service Class
ING LifeStyle Moderate Growth Portfolio - Service 2 Class
ING LifeStyle Moderate Portfolio - Service Class
ING LifeStyle Moderate Portfolio - Service 2 Class
ING Limited Maturity Bond Portfolio - Service Class
ING Liquid Assets Portfolio - Service Class

ING Investors Trust (continued):
ING Liquid Assets Portfolio - Service 2 Class
ING Lord Abbett Affiliated Portfolio - Service Class
ING Lord Abbett Affiliated Portfolio - Service 2 Class
ING Marsico Growth Portfolio - Service Class
ING Marsico Growth Portfolio - Service 2 Class
ING Marsico International Opportunities Portfolio - Service
Class
ING MFS Total Return Portfolio - Service Class
ING MFS Total Return Portfolio - Service 2 Class
ING MFS Utilities Portfolio - Service Class
ING Multi-Manager International Small Cap Portfolio - Class S
ING Oppenheimer Active Allocation Portfolio - Service Class
ING Oppenheimer Main Street Portfolio® - Service Class
ING Oppenheimer Main Street Portfolio® - Service 2 Class
ING PIMCO High Yield Portfolio - Service Class
ING PIMCO Total Return Bond Portfolio - Service Class
ING PIMCO Total Return Bond Portfolio - Service 2 Class
ING Pioneer Fund Portfolio - Service Class
ING Pioneer Mid Cap Value Portfolio - Service Class
ING Retirement Conservative Portfolio - Adviser Class
ING Retirement Growth Portfolio - Adviser Class
ING Retirement Moderate Growth Portfolio - Adviser Class
ING Retirement Moderate Portfolio - Adviser Class
ING T. Rowe Price Capital Appreciation Portfolio - Service Class
ING T. Rowe Price Capital Appreciation Portfolio - Service 2
Class
ING T. Rowe Price Equity Income Portfolio - Service Class
ING T. Rowe Price Equity Income Portfolio - Service 2 Class
ING Templeton Global Growth Portfolio - Service Class
ING Templeton Global Growth Portfolio - Service 2 Class
ING Van Kampen Capital Growth Portfolio - Service Class
ING Van Kampen Capital Growth Portfolio - Service 2 Class
ING Van Kampen Global Franchise Portfolio - Service Class
ING Van Kampen Global Franchise Portfolio - Service 2 Class
ING Van Kampen Global Tactical Asset Allocation Portfolio -
Service Class
ING Van Kampen Growth and Income Portfolio - Service Class
ING Van Kampen Growth and Income Portfolio - Service 2 Class
ING Wells Fargo Small Cap Disciplined Portfolio - Service Class
ING Wells Fargo Small Cap Disciplined Portfolio - Service 2
Class
ING Mutual Funds:
ING Diversified International Fund - Class R
ING Partners, Inc.:
ING American Century Large Company Value Portfolio - Service
Class
ING American Century Small-Mid Cap Value Portfolio - Service
Class
ING Baron Small Cap Growth Portfolio - Service Class
ING Columbia Small Cap Value Portfolio - Service Class
ING Davis New York Venture Portfolio - Service Class
ING JPMorgan Mid Cap Value Portfolio - Service Class
ING Legg Mason Partners Aggressive Growth Portfolio - Service
Class
ING Neuberger Berman Partners Portfolio - Service Class
ING Oppenheimer Global Portfolio - Initial Class
ING Oppenheimer Global Portfolio - Service Class
ING Oppenheimer Strategic Income Portfolio - Service Class
ING PIMCO Total Return Portfolio - Service Class

ING Partners, Inc. (continued):
ING Solution 2015 Portfolio - Service Class
ING Solution 2025 Portfolio - Service Class
ING Solution 2035 Portfolio - Service Class
ING Solution 2045 Portfolio - Service Class
ING Solution Income Portfolio - Service Class
ING T. Rowe Price Diversified Mid Cap Growth Portfolio -
Service Class
ING T. Rowe Price Growth Equity Portfolio - Service Class
ING Templeton Foreign Equity Portfolio - Service Class
ING Thornburg Value Portfolio - Initial Class
ING Thornburg Value Portfolio - Service Class
ING UBS U.S. Large Cap Equity Portfolio - Service Class
ING Van Kampen Comstock Portfolio - Service Class
ING Van Kampen Equity and Income Portfolio - Initial Class
ING Van Kampen Equity and Income Portfolio - Service Class
ING Strategic Allocation Portfolios, Inc.:
ING Strategic Allocation Conservative Portfolio - Class S
ING Strategic Allocation Growth Portfolio - Class S
ING Strategic Allocation Moderate Portfolio - Class S
ING Variable Funds:
ING Growth and Income Portfolio - Class I
ING Growth and Income Portfolio - Class S
ING Variable Insurance Trust:
ING GET U.S. Core Portfolio - Series 3
ING GET U.S. Core Portfolio - Series 4
ING GET U.S. Core Portfolio - Series 5
ING GET U.S. Core Portfolio - Series 6
ING GET U.S. Core Portfolio - Series 7
ING GET U.S. Core Portfolio - Series 8
ING GET U.S. Core Portfolio - Series 9
ING GET U.S. Core Portfolio - Series 10
ING GET U.S. Core Portfolio - Series 11
ING GET U.S. Core Portfolio - Series 12
ING GET U.S. Core Portfolio - Series 13
ING GET U.S. Core Portfolio - Series 14
ING Variable Portfolios, Inc.:
ING BlackRock Science and Technology Opportunities
Portfolio - Class S
ING Dow Jones Euro STOXX 50 Index Portfolio - Class A
ING FTSE 100 Index Portfolio - Class A
ING Global Equity Option Portfolio - Class S
ING Hang Seng Index Portfolio - Class S
ING Index Plus LargeCap Portfolio - Class S
ING Index Plus MidCap Portfolio - Class S
ING Index Plus SmallCap Portfolio - Class S
ING International Index Portfolio - Class S
ING Japan Equity Index Portfolio - Class A
ING Opportunistic Large Cap Growth Portfolio - Class S
ING Opportunistic Large Cap Portfolio - Class S
ING Russell™ Global Large Cap Index 75% Portfolio - Class S
ING Russell™ Large Cap Growth Index Portfolio - Class S
ING Russell™ Large Cap Index Portfolio - Class S
ING Russell™ Large Cap Value Index Portfolio - Class S
ING Russell™ Mid Cap Growth Index Portfolio - Class S
ING Russell™ Mid Cap Index Portfolio - Class S
ING Russell™ Small Cap Index Portfolio - Class S
ING Small Company Portfolio - Class S
ING U.S. Bond Index Portfolio - Class S
ING WisdomTreeSM Global High-Yielding Equity Index
Portfolio - Class S

ING Variable Products Trust:
ING International Value Portfolio - Class S
ING MidCap Opportunities Portfolio - Class S
ING SmallCap Opportunities Portfolio - Class S
Legg Mason Partners Variable Equity Trust:
Legg Mason ClearBridge Variable Investors Portfolio
Legg Mason Global Currents Variable International All Cap
Opportunity Portfolio
Legg Mason Partners Variable Income Trust:
Legg Mason Western Asset Variable High Income Portfolio
Legg Mason Western Asset Variable Money Market Portfolio
Oppenheimer Variable Account Funds:
Oppenheimer Main Street Small Cap Fund®/VA - Service Class
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio - Administrative Class
Pioneer Variable Contracts Trust:
Pioneer Equity Income VCT Portfolio - Class II
Pioneer Small Cap Value VCT Portfolio - Class II

ProFunds:
ProFund VP Bull
ProFund VP Europe 30
ProFund VP Rising Rates Opportunity
Wells Fargo Funds Trust:
Wells Fargo Advantage Asset Allocation Fund
Wells Fargo Advantage C&B Large Cap Value Fund
Wells Fargo Advantage Equity Income Fund
Wells Fargo Advantage Large Company Growth Fund
Wells Fargo Advantage Money Market Fund
Wells Fargo Advantage Small Cap Growth Fund
Wells Fargo Advantage Total Return Bond Fund

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2009, by correspondence with the transfer agents. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective Divisions constituting ING USA Annuity and Life Insurance Company Separate Account B at December 31, 2009, the results of their operations and changes in their net assets for the periods disclosed in the financial statements, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young, LLP

Atlanta, Georgia April 6, 2010

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

Statements of Assets and Liabilities December 31, 2009

(Dollars in thousands)

Columbia
		BlackRock	Columbia Asset	Federal	Columbia Large
	AIM V.I.	Global	Allocation	Securities Fund,	Cap Growth
	Leisure Fund -	Allocation V.I.	Fund, Variable	Variable	Fund, Variable
	Series I Shares	Fund - Class III	Series - Class A	Series - Class A	Series - Class A
Assets
Investments in mutual funds
at fair value	$ 20,125	$ 975,691	$ 308	$ 22	$ 331
Total assets	20,125	975,691	308	22	331

Liabilities
Payable to related parties	4	86	-	-	-
Total liabilities	4	86	-	-	-
Net assets	$ 20,121	$ 975,605	$ 308	$ 22	$ 331

Net assets
Accumulation units	$ 20,121	$ 975,605	$ 308	$ 22	$ 331
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 20,121	$ 975,605	$ 308	$ 22	$ 331

Total number of mutual fund shares	3,072,463	72,704,284	27,782	2,183	13,255

Cost of mutual fund shares	$ 29,319	$ 876,339	$ 384	$ 22	$ 319

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

Statements of Assets and Liabilities December 31, 2009

(Dollars in thousands)

Columbia Small
	Columbia Small	Company	Fidelity® VIP	Fidelity® VIP	Franklin Small
	Cap Value	Growth Fund,	Equity-Income	Contrafund®	Cap Value
	Fund, Variable	Variable	Portfolio -	Portfolio -	Securities
	Series - Class B	Series - Class A	Service Class 2	Service Class 2	Fund - Class 2
Assets
Investments in mutual funds
at fair value	$ 150,097	$ 25	$ 183,283	$ 795,775	$ 12,116
Total assets	150,097	25	183,283	795,775	12,116

Liabilities
Payable to related parties	31	-	29	92	1
Total liabilities	31	-	29	92	1
Net assets	$ 150,066	$ 25	$ 183,254	$ 795,683	$ 12,115

Net assets
Accumulation units	$ 150,066	$ 25	$ 183,254	$ 795,683	$ 12,115
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 150,066	$ 25	$ 183,254	$ 795,683	$ 12,115

Total number of mutual fund shares	10,736,565	2,618	11,061,137	39,220,048	948,798

Cost of mutual fund shares	$ 184,980	$ 30	$ 267,379	$ 1,050,736	$ 13,791

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

Statements of Assets and Liabilities December 31, 2009

(Dollars in thousands)

		ING	ING American
	ING Balanced	Intermediate	Funds Asset	ING American	ING American
	Portfolio -	Bond Portfolio -	Allocation	Funds Bond	Funds Growth
	Class S	Class S	Portfolio	Portfolio	Portfolio
Assets
Investments in mutual funds
at fair value	$ 6,900	$ 1,241,466	$ 306,235	$ 484,422	$ 2,104,719
Total assets	6,900	1,241,466	306,235	484,422	2,104,719

Liabilities
Payable to related parties	1	154	27	45	272
Total liabilities	1	154	27	45	272
Net assets	$ 6,899	$ 1,241,312	$ 306,208	$ 484,377	$ 2,104,447

Net assets
Accumulation units	$ 6,899	$ 1,241,312	$ 306,208	$ 484,377	$ 2,104,447
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 6,899	$ 1,241,312	$ 306,208	$ 484,377	$ 2,104,447

Total number of mutual fund shares	665,998	107,766,117	34,878,666	49,531,887	49,061,050

Cost of mutual fund shares	$ 8,579	$ 1,354,988	$ 274,661	$ 465,400	$ 2,503,105

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

Statements of Assets and Liabilities December 31, 2009

(Dollars in thousands)

ING American
	ING American	ING American	Funds World	ING Artio	ING Artio
	Funds Growth-	Funds	Allocation	Foreign	Foreign
	Income	International	Portfolio -	Portfolio -	Portfolio -
	Portfolio	Portfolio	Service Class	Service Class	Service 2 Class
Assets
Investments in mutual funds
at fair value	$ 1,376,562	$ 1,387,462	$ 102,089	$ 601,745	$ 46,743
Total assets	1,376,562	1,387,462	102,089	601,745	46,743

Liabilities
Payable to related parties	173	167	10	89	6
Total liabilities	173	167	10	89	6
Net assets	$ 1,376,389	$ 1,387,295	$ 102,079	$ 601,656	$ 46,737

Net assets
Accumulation units	$ 1,376,389	$ 1,387,295	$ 102,079	$ 601,656	$ 46,737
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 1,376,389	$ 1,387,295	$ 102,079	$ 601,656	$ 46,737

Total number of mutual fund shares	44,941,642	87,426,696	9,496,648	55,665,626	4,344,159

Cost of mutual fund shares	$ 1,624,898	$ 1,620,777	$ 87,437	$ 809,234	$ 58,192

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

Statements of Assets and Liabilities December 31, 2009

(Dollars in thousands)

ING BlackRock
	ING BlackRock	Large Cap	ING BlackRock	ING BlackRock	ING BlackRock
	Inflation	Growth	Large Cap	Large Cap	Large Cap
	Protected Bond	Portfolio -	Growth	Value	Value
	Portfolio -	Institutional	Portfolio -	Portfolio -	Portfolio -
	Service Class	Class	Service Class	Service Class	Service 2 Class
Assets
Investments in mutual funds
at fair value	$ 159,413	$ 148	$ 130,186	$ 25,196	$ 2,189
Total assets	159,413	148	130,186	25,196	2,189

Liabilities
Payable to related parties	12	-	21	4	-
Total liabilities	12	-	21	4	-
Net assets	$ 159,401	$ 148	$ 130,165	$ 25,192	$ 2,189

Net assets
Accumulation units	$ 159,401	$ 148	$ 130,165	$ 25,192	$ 2,189
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 159,401	$ 148	$ 130,165	$ 25,192	$ 2,189

Total number of mutual fund shares	15,690,208	17,088	15,085,232	2,613,689	228,251

Cost of mutual fund shares	$ 156,790	$ 206	$ 142,493	$ 34,397	$ 2,893

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

Statements of Assets and Liabilities December 31, 2009

(Dollars in thousands)

	ING Clarion	ING Clarion
	Global Real	Global Real	ING Clarion	ING Clarion	ING Evergreen
	Estate	Estate	Real Estate	Real Estate	Health Sciences
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service 2 Class	Service Class	Service 2 Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 151,054	$ 2,299	$ 307,293	$ 18,839	$ 179,844
Total assets	151,054	2,299	307,293	18,839	179,844

Liabilities
Payable to related parties	18	-	67	3	28
Total liabilities	18	-	67	3	28
Net assets	$ 151,036	$ 2,299	$ 307,226	$ 18,836	$ 179,816

Net assets
Accumulation units	$ 151,036	$ 2,299	$ 307,215	$ 18,836	$ 179,816
Contracts in payout (annuitization)	-	-	11	-	-
Total net assets	$ 151,036	$ 2,299	$ 307,226	$ 18,836	$ 179,816

Total number of mutual fund shares	16,383,250	248,232	17,312,274	1,065,575	17,477,523

Cost of mutual fund shares	$ 176,303	$ 2,854	$ 475,361	$ 27,673	$ 190,548

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

Statements of Assets and Liabilities December 31, 2009

(Dollars in thousands)

	ING Evergreen	ING Evergreen	ING FMRSM	ING FMRSM
	Omega	Omega	Diversified Mid	Diversified Mid	ING Focus 5
	Portfolio -	Portfolio -	Cap Portfolio -	Cap Portfolio -	Portfolio -
	Service Class	Service 2 Class	Service Class	Service 2 Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 93,446	$ 879	$ 766,152	$ 32,441	$ 154,328
Total assets	93,446	879	766,152	32,441	154,328

Liabilities
Payable to related parties	10	-	146	5	17
Total liabilities	10	-	146	5	17
Net assets	$ 93,436	$ 879	$ 766,006	$ 32,436	$ 154,311

Net assets
Accumulation units	$ 93,436	$ 879	$ 766,002	$ 32,436	$ 154,311
Contracts in payout (annuitization)	-	-	4	-	-
Total net assets	$ 93,436	$ 879	$ 766,006	$ 32,436	$ 154,311

Total number of mutual fund shares	8,097,589	76,331	64,654,137	2,746,895	21,921,546

Cost of mutual fund shares	$ 77,137	$ 835	$ 878,487	$ 36,648	$ 184,557

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

Statements of Assets and Liabilities December 31, 2009

(Dollars in thousands)

				ING Franklin
				Templeton
	ING Franklin	ING Franklin	ING Franklin	Founding	ING Global
	Income	Income	Mutual Shares	Strategy	Resources
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service 2 Class	Service Class	Service Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 431,703	$ 7,858	$ 187,560	$ 849,983	$ 692,165
Total assets	431,703	7,858	187,560	849,983	692,165

Liabilities
Payable to related parties	50	1	21	92	104
Total liabilities	50	1	21	92	104
Net assets	$ 431,653	$ 7,857	$ 187,539	$ 849,891	$ 692,061

Net assets
Accumulation units	$ 431,653	$ 7,857	$ 187,539	$ 849,891	$ 692,040
Contracts in payout (annuitization)	-	-	-	-	21
Total net assets	$ 431,653	$ 7,857	$ 187,539	$ 849,891	$ 692,061

Total number of mutual fund shares	46,023,731	839,568	25,906,027	109,533,888	38,755,045

Cost of mutual fund shares	$ 464,493	$ 7,974	$ 218,233	$ 963,629	$ 852,307

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

Statements of Assets and Liabilities December 31, 2009

(Dollars in thousands)

				ING JPMorgan	ING JPMorgan
	ING Global	ING Janus	ING Janus	Emerging	Emerging
	Resources	Contrarian	Contrarian	Markets Equity Markets Equity
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service 2 Class	Service Class	Service 2 Class	Service Class	Service 2 Class
Assets
Investments in mutual funds
at fair value	$ 28,493	$ 460,353	$ 21,859	$ 692,548	$ 33,340
Total assets	28,493	460,353	21,859	692,548	33,340

Liabilities
Payable to related parties	4	80	3	101	4
Total liabilities	4	80	3	101	4
Net assets	$ 28,489	$ 460,273	$ 21,856	$ 692,447	$ 33,336

Net assets
Accumulation units	$ 28,489	$ 460,273	$ 21,856	$ 692,443	$ 33,336
Contracts in payout (annuitization)	-	-	-	4	-
Total net assets	$ 28,489	$ 460,273	$ 21,856	$ 692,447	$ 33,336

Total number of mutual fund shares	1,606,169	43,470,500	2,077,838	34,065,343	1,651,306

Cost of mutual fund shares	$ 34,618	$ 657,804	$ 32,476	$ 666,216	$ 27,733

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

Statements of Assets and Liabilities December 31, 2009

(Dollars in thousands)

	ING JPMorgan	ING JPMorgan
	Small Cap Core	Small Cap Core	ING Limited	ING Liquid	ING Liquid
	Equity	Equity	Maturity Bond	Assets	Assets
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service 2 Class	Service Class	Service Class	Service 2 Class
Assets
Investments in mutual funds
at fair value	$ 153,544	$ 34,231	$ 113,773	$ 1,495,189	$ 32,322
Total assets	153,544	34,231	113,773	1,495,189	32,322

Liabilities
Payable to related parties	21	5	25	225	4
Total liabilities	21	5	25	225	4
Net assets	$ 153,523	$ 34,226	$ 113,748	$ 1,494,964	$ 32,318

Net assets
Accumulation units	$ 153,523	$ 34,226	$ 113,730	$ 1,494,952	$ 32,318
Contracts in payout (annuitization)	-	-	18	12	-
Total net assets	$ 153,523	$ 34,226	$ 113,748	$ 1,494,964	$ 32,318

Total number of mutual fund shares	14,763,855	3,320,179	10,918,682	1,495,188,676	32,322,214

Cost of mutual fund shares	$ 189,219	$ 41,363	$ 121,128	$ 1,495,189	$ 32,322

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

Statements of Assets and Liabilities December 31, 2009

(Dollars in thousands)

	ING Lord	ING Lord			ING Marsico
	Abbett	Abbett	ING Marsico	ING Marsico	International
	Affiliated	Affiliated	Growth	Growth	Opportunities
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service 2 Class	Service Class	Service 2 Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 57,713	$ 1,991	$ 460,554	$ 17,482	$ 175,890
Total assets	57,713	1,991	460,554	17,482	175,890

Liabilities
Payable to related parties	12	-	117	2	24
Total liabilities	12	-	117	2	24
Net assets	$ 57,701	$ 1,991	$ 460,437	$ 17,480	$ 175,866

Net assets
Accumulation units	$ 57,701	$ 1,991	$ 460,437	$ 17,480	$ 175,866
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 57,701	$ 1,991	$ 460,437	$ 17,480	$ 175,866

Total number of mutual fund shares	7,446,840	258,202	32,049,675	1,224,242	16,896,285

Cost of mutual fund shares	$ 79,641	$ 2,821	$ 405,175	$ 17,657	$ 243,648

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2009
(Dollars in thousands)

ING
Oppenheimer
	ING MFS Total	ING MFS Total	ING MFS	Active	ING PIMCO
	Return	Return	Utilities	Allocation	High Yield
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service 2 Class	Service Class	Service Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 797,737	$ 34,340	$ 416,706	$ 23,534	$ 400,089
Total assets	797,737	34,340	416,706	23,534	400,089

Liabilities
Payable to related parties	151	5	68	2	64
Total liabilities	151	5	68	2	64
Net assets	$ 797,586	$ 34,335	$ 416,638	$ 23,532	$ 400,025

Net assets
Accumulation units	$ 797,586	$ 34,335	$ 416,638	$ 23,532	$ 400,025
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 797,586	$ 34,335	$ 416,638	$ 23,532	$ 400,025

Total number of mutual fund shares	58,228,991	2,525,035	34,725,480	2,423,666	41,460,037

Cost of mutual fund shares	$ 941,092	$ 43,051	$ 529,457	$ 19,526	$ 406,608

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

Statements of Assets and Liabilities December 31, 2009

(Dollars in thousands)

	ING PIMCO	ING PIMCO		ING Pioneer	ING Retirement
	Total Return	Total Return	ING Pioneer	Mid Cap Value	Conservative
	Bond Portfolio -	Bond Portfolio -	Fund Portfolio -	Portfolio -	Portfolio -
	Service Class	Service 2 Class	Service Class	Service Class	Adviser Class
Assets
Investments in mutual funds
at fair value	$ 2,982,374	$ 73,894	$ 51,957	$ 564,092	$ 400,463
Total assets	2,982,374	73,894	51,957	564,092	400,463

Liabilities
Payable to related parties	304	7	9	106	41
Total liabilities	304	7	9	106	41
Net assets	$ 2,982,070	$ 73,887	$ 51,948	$ 563,986	$ 400,422

Net assets
Accumulation units	$ 2,982,070	$ 73,887	$ 51,948	$ 563,952	$ 400,422
Contracts in payout (annuitization)	-	-	-	34	-
Total net assets	$ 2,982,070	$ 73,887	$ 51,948	$ 563,986	$ 400,422

Total number of mutual fund shares	244,056,817	6,076,850	5,334,401	60,137,741	48,017,180

Cost of mutual fund shares	$ 2,799,410	$ 67,992	$ 60,415	$ 649,331	$ 396,179

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

Statements of Assets and Liabilities December 31, 2009

(Dollars in thousands)

		ING Retirement		ING T. Rowe	ING T. Rowe
	ING Retirement	Moderate	ING Retirement	Price Capital	Price Capital
	Growth	Growth	Moderate	Appreciation	Appreciation
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Adviser Class	Adviser Class	Adviser Class	Service Class	Service 2 Class
Assets
Investments in mutual funds
at fair value	$ 4,535,176	$ 3,108,623	$ 1,835,167	$ 2,513,726	$ 83,359
Total assets	4,535,176	3,108,623	1,835,167	2,513,726	83,359

Liabilities
Payable to related parties	764	398	218	378	11
Total liabilities	764	398	218	378	11
Net assets	$ 4,534,412	$ 3,108,225	$ 1,834,949	$ 2,513,348	$ 83,348

Net assets
Accumulation units	$ 4,534,412	$ 3,108,225	$ 1,834,949	$ 2,513,019	$ 83,348
Contracts in payout (annuitization)	-	-	-	329	-
Total net assets	$ 4,534,412	$ 3,108,225	$ 1,834,949	$ 2,513,348	$ 83,348

Total number of mutual fund shares	482,465,580	321,803,616	185,557,800	124,441,876	4,143,078

Cost of mutual fund shares	$ 4,447,317	$ 3,056,361	$ 1,809,764	$ 2,673,118	$ 97,641

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

Statements of Assets and Liabilities December 31, 2009

(Dollars in thousands)

	ING T. Rowe	ING T. Rowe			ING Van
	Price Equity	Price Equity	ING Templeton	ING Templeton	Kampen Global
	Income	Income	Global Growth Global Growth		Franchise
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service 2 Class	Service Class	Service 2 Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 652,672	$ 22,442	$ 299,514	$ 4,692	$ 272,644
Total assets	652,672	22,442	299,514	4,692	272,644

Liabilities
Payable to related parties	112	3	51	1	40
Total liabilities	112	3	51	1	40
Net assets	$ 652,560	$ 22,439	$ 299,463	$ 4,691	$ 272,604

Net assets
Accumulation units	$ 652,404	$ 22,439	$ 299,442	$ 4,691	$ 272,604
Contracts in payout (annuitization)	156	-	21	-	-
Total net assets	$ 652,560	$ 22,439	$ 299,463	$ 4,691	$ 272,604

Total number of mutual fund shares	62,696,598	2,168,338	28,149,829	443,477	21,707,350

Cost of mutual fund shares	$ 754,045	$ 28,238	$ 321,874	$ 5,650	$ 300,977

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2009
(Dollars in thousands)

		ING Van	ING Van	ING Van
	ING Van	Kampen Global	Kampen	Kampen	ING Wells
	Kampen Global	Tactical Asset	Growth and	Growth and	Fargo Small
	Franchise	Allocation	Income	Income	Cap Disciplined
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service 2 Class	Service Class	Service Class	Service 2 Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 60,909	$ 41,761	$ 482,274	$ 51,356	$ 16,531
Total assets	60,909	41,761	482,274	51,356	16,531

Liabilities
Payable to related parties	9	5	100	7	2
Total liabilities	9	5	100	7	2
Net assets	$ 60,900	$ 41,756	$ 482,174	$ 51,349	$ 16,529

Net assets
Accumulation units	$ 60,900	$ 41,756	$ 482,142	$ 51,349	$ 16,529
Contracts in payout (annuitization)	-	-	32	-	-
Total net assets	$ 60,900	$ 41,756	$ 482,174	$ 51,349	$ 16,529

Total number of mutual fund shares	4,880,542	4,332,053	24,936,596	2,666,444	2,045,916

Cost of mutual fund shares	$ 62,733	$ 38,865	$ 547,391	$ 64,067	$ 15,420

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

Statements of Assets and Liabilities December 31, 2009

(Dollars in thousands)

	ING Wells		ING American	ING Baron	ING Columbia
	Fargo Small		Century Small-	Small Cap	Small Cap
	Cap Disciplined	ING Diversified	Mid Cap Value	Growth	Value
	Portfolio -	International	Portfolio -	Portfolio -	Portfolio -
	Service 2 Class	Fund - Class R	Service Class	Service Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 425	$ 203	$ 2,051	$ 288,247	$ 156,347
Total assets	425	203	2,051	288,247	156,347

Liabilities
Payable to related parties	-	-	-	-	17
Total liabilities	-	-	-	-	17
Net assets	$ 425	$ 203	$ 2,051	$ 288,247	$ 156,330

Net assets
Accumulation units	$ 425	$ 203	$ 2,051	$ 288,247	$ 156,330
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 425	$ 203	$ 2,051	$ 288,247	$ 156,330

Total number of mutual fund shares	52,748	23,574	209,267	19,242,145	18,590,599

Cost of mutual fund shares	$ 568	$ 281	$ 1,600	$ 307,460	$ 162,630

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2009
(Dollars in thousands)

ING Legg
			Mason Partners	ING	ING
	ING Davis New ING JPMorgan		Aggressive	Oppenheimer	Oppenheimer
	York Venture	Mid Cap Value	Growth	Global	Global
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Initial Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 267,020	$ 67,921	$ 89,410	$ 7,416	$ 124,392
Total assets	267,020	67,921	89,410	7,416	124,392

Liabilities
Payable to related parties	25	6	17	1	16
Total liabilities	25	6	17	1	16
Net assets	$ 266,995	$ 67,915	$ 89,393	$ 7,415	$ 124,376

Net assets
Accumulation units	$ 266,995	$ 67,915	$ 89,393	$ 7,415	$ 124,376
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 266,995	$ 67,915	$ 89,393	$ 7,415	$ 124,376

Total number of mutual fund shares	16,762,065	5,973,700	2,347,341	609,388	10,506,062

Cost of mutual fund shares	$ 290,374	$ 60,856	$ 97,990	$ 7,759	$ 154,402

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2009
(Dollars in thousands)

ING
Oppenheimer
	Strategic	ING PIMCO
	Income	Total Return	ING Solution	ING Solution	ING Solution
	Portfolio -	Portfolio -	2015 Portfolio -	2025 Portfolio -	2035 Portfolio -
	Service Class	Service Class	Service Class	Service Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 8,547	$ 9,629	$ 16,961	$ 16,850	$ 11,036
Total assets	8,547	9,629	16,961	16,850	11,036

Liabilities
Payable to related parties	-	-	1	1	1
Total liabilities	-	-	1	1	1
Net assets	$ 8,547	$ 9,629	$ 16,960	$ 16,849	$ 11,035

Net assets
Accumulation units	$ 8,547	$ 9,629	$ 16,960	$ 16,849	$ 11,035
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 8,547	$ 9,629	$ 16,960	$ 16,849	$ 11,035

Total number of mutual fund shares	813,992	831,533	1,667,741	1,696,868	1,102,533

Cost of mutual fund shares	$ 8,933	$ 9,458	$ 18,051	$ 17,258	$ 12,717

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2009
(Dollars in thousands)

ING T. Rowe
			Price	ING T. Rowe
		ING Solution	Diversified Mid	Price Growth	ING Templeton
	ING Solution	Income	Cap Growth	Equity	Foreign Equity
	2045 Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 1,384	$ 6,919	$ 9,112	$ 97,651	$ 241,257
Total assets	1,384	6,919	9,112	97,651	241,257

Liabilities
Payable to related parties	-	-	-	11	29
Total liabilities	-	-	-	11	29
Net assets	$ 1,384	$ 6,919	$ 9,112	$ 97,640	$ 241,228

Net assets
Accumulation units	$ 1,384	$ 6,919	$ 9,112	$ 97,640	$ 241,228
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 1,384	$ 6,919	$ 9,112	$ 97,640	$ 241,228

Total number of mutual fund shares	138,357	668,492	1,380,616	2,110,471	23,287,346

Cost of mutual fund shares	$ 1,621	$ 7,190	$ 8,797	$ 84,610	$ 267,152

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

Statements of Assets and Liabilities December 31, 2009

(Dollars in thousands)

			ING UBS U.S.	ING Van	ING Van
	ING Thornburg	ING Thornburg	Large Cap	Kampen	Kampen Equity
	Value	Value	Equity	Comstock	and Income
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Service Class	Service Class	Service Class	Initial Class
Assets
Investments in mutual funds
at fair value	$ 1,479	$ 7,717	$ 6,503	$ 164,293	$ 2,346
Total assets	1,479	7,717	6,503	164,293	2,346

Liabilities
Payable to related parties	-	1	-	22	25
Total liabilities	-	1	-	22	25
Net assets	$ 1,479	$ 7,716	$ 6,503	$ 164,271	$ 2,321

Net assets
Accumulation units	$ 1,479	$ 7,716	$ 6,503	$ 164,271	$ 2,321
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 1,479	$ 7,716	$ 6,503	$ 164,271	$ 2,321

Total number of mutual fund shares	50,675	266,020	812,917	18,336,310	75,589

Cost of mutual fund shares	$ 1,295	$ 8,330	$ 8,299	$ 204,691	$ 2,506

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

Statements of Assets and Liabilities December 31, 2009

(Dollars in thousands)

	ING Van	ING Strategic	ING Strategic	ING Strategic
	Kampen Equity	Allocation	Allocation	Allocation	ING Growth
	and Income	Conservative	Growth	Moderate	and Income
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Class S	Class S	Class S	Class I
Assets
Investments in mutual funds
at fair value	$ 189,556	$ 1,353	$ 589	$ 657	$ 109
Total assets	189,556	1,353	589	657	109

Liabilities
Payable to related parties	-	-	-	-	-
Total liabilities	-	-	-	-	-
Net assets	$ 189,556	$ 1,353	$ 589	$ 657	$ 109

Net assets
Accumulation units	$ 189,556	$ 1,353	$ 589	$ 657	$ 109
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 189,556	$ 1,353	$ 589	$ 657	$ 109

Total number of mutual fund shares	6,152,406	139,081	63,208	68,919	5,606

Cost of mutual fund shares	$ 206,336	$ 1,628	$ 837	$ 867	$ 137

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

Statements of Assets and Liabilities December 31, 2009

(Dollars in thousands)

ING Growth
	and Income	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.
	Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -
	Class S	Series 5	Series 6	Series 7	Series 8
Assets
Investments in mutual funds
at fair value	$ 453,956	$ 14,319	$ 14,420	$ 10,452	$ 5,548
Total assets	453,956	14,319	14,420	10,452	5,548

Liabilities
Payable to related parties	97	2	2	2	1
Total liabilities	97	2	2	2	1
Net assets	$ 453,859	$ 14,317	$ 14,418	$ 10,450	$ 5,547

Net assets
Accumulation units	$ 453,859	$ 14,317	$ 14,418	$ 10,450	$ 5,547
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 453,859	$ 14,317	$ 14,418	$ 10,450	$ 5,547

Total number of mutual fund shares	23,545,420	1,847,641	1,778,089	1,323,049	698,691

Cost of mutual fund shares	$ 464,492	$ 17,584	$ 17,134	$ 12,612	$ 6,659

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

Statements of Assets and Liabilities December 31, 2009

(Dollars in thousands)

	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.
	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -
	Series 9	Series 10	Series 11	Series 12	Series 13
Assets
Investments in mutual funds
at fair value	$ 5,145	$ 4,090	$ 5,719	$ 2,232	$ 15,808
Total assets	5,145	4,090	5,719	2,232	15,808

Liabilities
Payable to related parties	1	-	1	-	2
Total liabilities	1	-	1	-	2
Net assets	$ 5,144	$ 4,090	$ 5,718	$ 2,232	$ 15,806

Net assets
Accumulation units	$ 5,144	$ 4,090	$ 5,718	$ 2,232	$ 15,806
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 5,144	$ 4,090	$ 5,718	$ 2,232	$ 15,806

Total number of mutual fund shares	653,757	509,966	728,504	290,261	1,674,619

Cost of mutual fund shares	$ 6,197	$ 4,915	$ 6,743	$ 2,727	$ 16,825
The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2009
(Dollars in thousands)

ING BlackRock
		Science and	ING Dow Jones
		Technology	Euro STOXX	ING FTSE 100	ING Hang Seng
	ING GET U.S.	Opportunities	50 Index	Index	Index
	Core Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Series 14	Class S	Class A	Class A	Class S
Assets
Investments in mutual funds
at fair value	$ 45,371	$ 223,284	$ 608	$ 755	$ 41,691
Total assets	45,371	223,284	608	755	41,691

Liabilities
Payable to related parties	13	30	-	-	5
Total liabilities	13	30	-	-	5
Net assets	$ 45,358	$ 223,254	$ 608	$ 755	$ 41,686

Net assets
Accumulation units	$ 45,358	$ 223,254	$ 608	$ 755	$ 41,686
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 45,358	$ 223,254	$ 608	$ 755	$ 41,686

Total number of mutual fund shares	4,569,068	45,016,949	52,317	65,105	3,199,642

Cost of mutual fund shares	$ 46,444	$ 192,320	$ 608	$ 748	$ 40,029

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

Statements of Assets and Liabilities December 31, 2009

(Dollars in thousands)

ING
	ING Index Plus	ING Index Plus	ING Index Plus	International	ING Japan
	LargeCap	MidCap	SmallCap	Index	Equity Index
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class S	Class S	Class S	Class S	Class A
Assets
Investments in mutual funds
at fair value	$ 174,368	$ 127,744	$ 94,482	$ 69,596	$ 324
Total assets	174,368	127,744	94,482	69,596	324

Liabilities
Payable to related parties	31	19	14	8	-
Total liabilities	31	19	14	8	-
Net assets	$ 174,337	$ 127,725	$ 94,468	$ 69,588	$ 324

Net assets
Accumulation units	$ 174,337	$ 127,725	$ 94,468	$ 69,588	$ 324
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 174,337	$ 127,725	$ 94,468	$ 69,588	$ 324

Total number of mutual fund shares	14,141,791	10,042,755	8,280,638	8,518,443	33,083

Cost of mutual fund shares	$ 232,911	$ 174,943	$ 131,995	$ 62,006	$ 322

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

Statements of Assets and Liabilities December 31, 2009

(Dollars in thousands)

	ING	ING Russell™	ING Russell™	ING Russell™	ING Russell™
	Opportunistic	Global Large	Large Cap	Large Cap	Large Cap
	Large Cap	Cap Index 75%	Growth Index	Index	Value Index
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class S	Class S	Class S	Class S	Class S
Assets
Investments in mutual funds
at fair value	$ 11,222	$ 17,238	$ 141,921	$ 372,581	$ 24,009
Total assets	11,222	17,238	141,921	372,581	24,009

Liabilities
Payable to related parties	3	1	27	84	4
Total liabilities	3	1	27	84	4
Net assets	$ 11,219	$ 17,237	$ 141,894	$ 372,497	$ 24,005

Net assets
Accumulation units	$ 11,219	$ 17,237	$ 141,894	$ 372,497	$ 24,005
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 11,219	$ 17,237	$ 141,894	$ 372,497	$ 24,005

Total number of mutual fund shares	1,176,274	1,730,711	11,070,245	41,910,072	1,899,466

Cost of mutual fund shares	$ 15,311	$ 14,328	$ 120,865	$ 316,306	$ 20,764

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

Statements of Assets and Liabilities December 31, 2009

(Dollars in thousands)

	ING Russell™		ING Russell™
	Mid Cap	ING Russell™	Small Cap	ING Small	ING U.S. Bond
	Growth Index	Mid Cap Index	Index	Company	Index
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class S	Class S	Class S	Class S	Class S
Assets
Investments in mutual funds
at fair value	$ 248,423	$ 85,128	$ 114,715	$ 75,541	$ 251,785
Total assets	248,423	85,128	114,715	75,541	251,785

Liabilities
Payable to related parties	55	9	15	8	27
Total liabilities	55	9	15	8	27
Net assets	$ 248,368	$ 85,119	$ 114,700	$ 75,533	$ 251,758

Net assets
Accumulation units	$ 248,368	$ 85,119	$ 114,700	$ 75,533	$ 251,758
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 248,368	$ 85,119	$ 114,700	$ 75,533	$ 251,758

Total number of mutual fund shares	18,920,296	9,203,062	11,741,583	5,159,893	24,303,548

Cost of mutual fund shares	$ 220,288	$ 69,200	$ 102,945	$ 63,680	$ 243,711

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
	SEPARATE ACCOUNT B
	Statements of Assets and Liabilities
	December 31, 2009
	(Dollars in thousands)

	ING
	WisdomTreeSM
	Global High-	ING			Legg Mason
	Yielding Equity	International	ING MidCap	ING SmallCap	ClearBridge
	Index	Value	Opportunities	Opportunities	Variable
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Investors
	Class S	Class S	Class S	Class S	Portfolio
Assets
Investments in mutual funds
at fair value	$ 213,057	$ 10,719	$ 297,209	$ 59,454	$ 80
Total assets	213,057	10,719	297,209	59,454	80

Liabilities
Payable to related parties	24	1	79	13	-
Total liabilities	24	1	79	13	-
Net assets	$ 213,033	$ 10,718	$ 297,130	$ 59,441	$ 80

Net assets
Accumulation units	$ 213,033	$ 10,718	$ 297,127	$ 59,441	$ 80
Contracts in payout (annuitization)	-	-	3	-	-
Total net assets	$ 213,033	$ 10,718	$ 297,130	$ 59,441	$ 80

Total number of mutual fund shares	27,420,500	1,246,378	33,545,073	3,774,887	6,424

Cost of mutual fund shares	$ 213,825	$ 15,451	$ 314,591	$ 63,264	$ 108

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2009
(Dollars in thousands)

Legg Mason
Global Currents
	Variable	Legg Mason	Legg Mason	Oppenheimer	PIMCO Real
	International	Western Asset	Western Asset	Main Street	Return
	All Cap	Variable High	Variable Money	Small Cap	Portfolio -
	Opportunity	Income	Market	Fund®/VA -	Administrative
	Portfolio	Portfolio	Portfolio	Service Class	Class
Assets
Investments in mutual funds
at fair value	$ 46	$ 78	$ 23	$ 1,600	$ 11,216
Total assets	46	78	23	1,600	11,216

Liabilities
Payable to related parties	-	-	-	-	-
Total liabilities	-	-	-	-	-
Net assets	$ 46	$ 78	$ 23	$ 1,600	$ 11,216

Net assets
Accumulation units	$ 46	$ 78	$ 23	$ 1,600	$ 11,216
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 46	$ 78	$ 23	$ 1,600	$ 11,216

Total number of mutual fund shares	7,361	13,793	23,087	112,059	901,596

Cost of mutual fund shares	$ 72	$ 90	$ 23	$ 1,704	$ 11,260

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2009
(Dollars in thousands)

	Pioneer Equity				Wells Fargo
	Income VCT			ProFund VP	Advantage
	Portfolio -	ProFund VP	ProFund VP	Rising Rates	Asset Allocation
	Class II	Bull	Europe 30	Opportunity	Fund
Assets
Investments in mutual funds
at fair value	$ 15,030	$ 15,321	$ 10,446	$ 14,305	$ 2,009
Total assets	15,030	15,321	10,446	14,305	2,009

Liabilities
Payable to related parties	1	5	2	2	-
Total liabilities	1	5	2	2	-
Net assets	$ 15,029	$ 15,316	$ 10,444	$ 14,303	$ 2,009

Net assets
Accumulation units	$ 15,029	$ 15,316	$ 10,444	$ 14,303	$ 2,009
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 15,029	$ 15,316	$ 10,444	$ 14,303	$ 2,009

Total number of mutual fund shares	891,969	655,011	496,021	1,001,053	190,752

Cost of mutual fund shares	$ 19,384	$ 19,884	$ 13,960	$ 19,990	$ 2,426

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

Statements of Assets and Liabilities December 31, 2009

(Dollars in thousands)

	Wells Fargo	Wells Fargo	Wells Fargo	Wells Fargo	Wells Fargo
	Advantage	Advantage	Advantage	Advantage	Advantage
	C&B Large	Equity Income	Large Company	Money Market	Small Cap
	Cap Value Fund	Fund	Growth Fund	Fund	Growth Fund
Assets
Investments in mutual funds
at fair value	$ 238	$ 555	$ 1,529	$ 36	$ 464
Total assets	238	555	1,529	36	464

Liabilities
Payable to related parties	-	-	-	-	-
Total liabilities	-	-	-	-	-
Net assets	$ 238	$ 555	$ 1,529	$ 36	$ 464

Net assets
Accumulation units	$ 238	$ 555	$ 1,529	$ 36	$ 464
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 238	$ 555	$ 1,529	$ 36	$ 464

Total number of mutual fund shares	26,732	49,074	170,459	36,370	73,125

Cost of mutual fund shares	$ 251	$ 773	$ 1,464	$ 36	$ 537

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

Statements of Assets and Liabilities December 31, 2009

(Dollars in thousands)

Wells Fargo
Advantage Total
Return Bond
Fund
Assets
Investments in mutual funds
at fair value	$ 1,080
Total assets	1,080

Liabilities
Payable to related parties	-
Total liabilities	-
Net assets	$ 1,080

Net assets
Accumulation units	$ 1,080
Contracts in payout (annuitization)	-
Total net assets	$ 1,080

Total number of mutual fund shares	104,489

Cost of mutual fund shares	$ 1,035

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

     Statements of Operations For the year ended December 31, 2009

(Dollars in thousands)

				Columbia
		BlackRock	Columbia Asset	Federal	Columbia Large
	AIM V.I.	Global	Allocation	Securities Fund,	Cap Growth
	Leisure Fund -	Allocation V.I.	Fund, Variable	Variable	Fund, Variable
	Series I Shares	Fund - Class III	Series - Class A	Series - Class A	Series - Class A
Net investment income (loss)
Income:
Dividends	$ 344	$ 16,196	$ 11	$ 2	$ 2
Total investment income	344	16,196	11	2	2
Expenses:
Mortality, expense risk
and other charges	315	12,683	4	-	4
Annual administrative charges	9	172	-	-	-
Contingent deferred sales charges	21	330	-	-	-
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	151	5,739	-	-	-
Amortization of deferred charges	-	-	-	-	-
Total expenses	496	18,924	4	-	4
Net investment income (loss)	(152)	(2,728)	7	2	(2)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(3,132)	(6,491)	(3)	-	(3)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(3,132)	(6,491)	(3)	-	(3)
Net unrealized appreciation
(depreciation) of investments	7,970	153,606	52	(1)	87
Net realized and unrealized gain (loss)
on investments	4,838	147,115	49	(1)	84
Net increase (decrease) in net assets
resulting from operations	$ 4,686	$ 144,387	$ 56	$ 1	$ 82

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

     Statements of Operations For the year ended December 31, 2009

(Dollars in thousands)

		Columbia Small
	Columbia Small	Company	Fidelity® VIP	Fidelity® VIP	Franklin Small
	Cap Value	Growth Fund,	Equity-Income	Contrafund®	Cap Value
	Fund, Variable	Variable	Portfolio -	Portfolio -	Securities
	Series - Class B	Series - Class A	Service Class 2	Service Class 2	Fund - Class 2
Net investment income (loss)
Income:
Dividends	$ 1,233	$ -	$ 3,341	$ 8,103	$ 160
Total investment income	1,233	-	3,341	8,103	160
Expenses:
Mortality, expense risk
and other charges	2,372	1	2,745	11,914	100
Annual administrative charges	59	-	59	190	1
Contingent deferred sales charges	119	-	153	526	2
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	1,254	-	1,183	5,043	41
Amortization of deferred charges	-	-	-	-	-
Total expenses	3,804	1	4,140	17,673	144
Net investment income (loss)	(2,571)	(1)	(799)	(9,570)	16

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(10,764)	(2)	(20,914)	(97,536)	(464)
Capital gains distributions	255	-	-	196	442
Total realized gain (loss) on investments
and capital gains distributions	(10,509)	(2)	(20,914)	(97,340)	(22)
Net unrealized appreciation
(depreciation) of investments	39,355	10	60,712	315,224	2,746
Net realized and unrealized gain (loss)
on investments	28,846	8	39,798	217,884	2,724
Net increase (decrease) in net assets
resulting from operations	$ 26,275	$ 7	$ 38,999	$ 208,314	$ 2,740

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

     Statements of Operations For the year ended December 31, 2009

(Dollars in thousands)

			ING	ING
		ING	AllianceBernstein	AllianceBernstein	ING American
	ING Balanced	Intermediate	Mid Cap Growth	Mid Cap Growth	Funds Asset
	Portfolio -	Bond Portfolio -	Portfolio - Service	Portfolio - Service 2	Allocation
	Class S	Class S	Class	Class	Portfolio
Net investment income (loss)
Income:
Dividends	$ 270	$ 73,158	$ -	$ -	$ 3,876
Total investment income	270	73,158	-	-	3,876
Expenses:
Mortality, expense risk
and other charges	77	19,392	1,966	98	4,018
Annual administrative charges	1	317	17	-	55
Contingent deferred sales charges	2	1,297	96	2	144
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	10	7,572	640	57	1,816
Amortization of deferred charges	-	2	-	-	-
Total expenses	90	28,580	2,719	157	6,033
Net investment income (loss)	180	44,578	(2,719)	(157)	(2,157)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(448)	(25,677)	(154,075)	(7,717)	(2,085)
Capital gains distributions	-	-	-	-	1,056
Total realized gain (loss) on investments
and capital gains distributions	(448)	(25,677)	(154,075)	(7,717)	(1,029)
Net unrealized appreciation
(depreciation) of investments	1,277	77,998	199,076	9,849	54,499
Net realized and unrealized gain (loss)
on investments	829	52,321	45,001	2,132	53,470
Net increase (decrease) in net assets
resulting from operations	$ 1,009	$ 96,899	$ 42,282	$ 1,975	$ 51,313

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

     Statements of Operations For the year ended December 31, 2009

(Dollars in thousands)

					ING American
			ING American	ING American	Funds World
	ING American ING American Funds Growth-			Funds	Allocation
	Funds Bond	Funds Growth	Income	International	Portfolio -
	Portfolio	Portfolio	Portfolio	Portfolio	Service Class
Net investment income (loss)
Income:
Dividends	$ 13,452	$ 33,986	$ 27,902	$ 39,432	$ 281
Total investment income	13,452	33,986	27,902	39,432	281
Expenses:
Mortality, expense risk
and other charges	6,648	30,697	20,313	19,120	944
Annual administrative charges	93	549	350	333	16
Contingent deferred sales charges	352	1,611	1,032	809	33
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	2,836	14,041	8,756	8,231	378
Amortization of deferred charges	-	-	-	2	-
Total expenses	9,929	46,898	30,451	28,495	1,371
Net investment income (loss)	3,523	(12,912)	(2,549)	10,937	(1,090)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(1,843)	(30,563)	(18,732)	(1,426)	2,582
Capital gains distributions	85	232,431	87,690	181,240	-
Total realized gain (loss) on investments
and capital gains distributions	(1,758)	201,868	68,958	179,814	2,582
Net unrealized appreciation
(depreciation) of investments	34,679	356,847	228,716	174,029	14,266
Net realized and unrealized gain (loss)
on investments	32,921	558,715	297,674	353,843	16,848
Net increase (decrease) in net assets
resulting from operations	$ 36,444	$ 545,803	$ 295,125	$ 364,780	$ 15,758

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

     Statements of Operations For the year ended December 31, 2009

(Dollars in thousands)

				ING BlackRock
			ING BlackRock	Large Cap	ING BlackRock
	ING Artio	ING Artio	Inflation	Growth	Large Cap
	Foreign	Foreign	Protected Bond	Portfolio -	Growth
	Portfolio -	Portfolio -	Portfolio -	Institutional	Portfolio -
	Service Class	Service 2 Class	Service Class	Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 17,192	$ 1,217	$ 1,924	$ 1	$ 355
Total investment income	17,192	1,217	1,924	1	355
Expenses:
Mortality, expense risk
and other charges	8,827	705	1,037	1	1,904
Annual administrative charges	166	13	21	-	44
Contingent deferred sales charges	451	17	58	-	132
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	3,897	402	376	-	779
Amortization of deferred charges	-	-	-	-	-
Total expenses	13,341	1,137	1,492	1	2,859
Net investment income (loss)	3,851	80	432	-	(2,504)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(27,947)	(1,526)	1,080	(11)	(12,056)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(27,947)	(1,526)	1,080	(11)	(12,056)
Net unrealized appreciation
(depreciation) of investments	106,632	7,567	2,623	49	42,442
Net realized and unrealized gain (loss)
on investments	78,685	6,041	3,703	38	30,386
Net increase (decrease) in net assets
resulting from operations	$ 82,536	$ 6,121	$ 4,135	$ 38	$ 27,882

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

     Statements of Operations For the year ended December 31, 2009

(Dollars in thousands)

	ING BlackRock	ING BlackRock	ING Clarion	ING Clarion
	Large Cap	Large Cap	Global Real	Global Real	ING Clarion
	Value	Value	Estate	Estate	Real Estate
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service 2 Class	Service Class	Service 2 Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 103	$ 5	$ 3,275	$ 43	$ 10,146
Total investment income	103	5	3,275	43	10,146
Expenses:
Mortality, expense risk
and other charges	425	37	2,165	33	4,255
Annual administrative charges	9	1	34	-	126
Contingent deferred sales charges	29	1	102	1	302
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	193	21	978	19	1,737
Amortization of deferred charges	-	-	-	-	-
Total expenses	656	60	3,279	53	6,420
Net investment income (loss)	(553)	(55)	(4)	(10)	3,726

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(3,536)	(108)	(21,929)	(229)	(55,438)
Capital gains distributions	-	-	-	-	6,198
Total realized gain (loss) on investments
and capital gains distributions	(3,536)	(108)	(21,929)	(229)	(49,240)
Net unrealized appreciation
(depreciation) of investments	6,048	344	59,954	807	121,520
Net realized and unrealized gain (loss)
on investments	2,512	236	38,025	578	72,280
Net increase (decrease) in net assets
resulting from operations	$ 1,959	$ 181	$ 38,021	$ 568	$ 76,006

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

     Statements of Operations For the year ended December 31, 2009

(Dollars in thousands)

	ING Clarion	ING Evergreen	ING Evergreen	ING Evergreen	ING FMRSM
	Real Estate	Health Sciences	Omega	Omega	Diversified Mid
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Cap Portfolio -
	Service 2 Class	Service Class	Service Class	Service 2 Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 578	$ -	$ 218	$ -	$ 3,126
Total investment income	578	-	218	-	3,126
Expenses:
Mortality, expense risk
and other charges	266	2,888	738	15	11,127
Annual administrative charges	5	57	18	-	306
Contingent deferred sales charges	5	153	51	-	538
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	153	1,322	300	9	4,046
Amortization of deferred charges	-	-	-	-	-
Total expenses	429	4,420	1,107	24	16,017
Net investment income (loss)	149	(4,420)	(889)	(24)	(12,891)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(2,594)	(8,794)	(215)	(26)	(28,190)
Capital gains distributions	375	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(2,219)	(8,794)	(215)	(26)	(28,190)
Net unrealized appreciation
(depreciation) of investments	6,801	38,662	17,391	312	241,241
Net realized and unrealized gain (loss)
on investments	4,582	29,868	17,176	286	213,051
Net increase (decrease) in net assets
resulting from operations	$ 4,731	$ 25,448	$ 16,287	$ 262	$ 200,160

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

     Statements of Operations For the year ended December 31, 2009

(Dollars in thousands)

	ING FMRSM		ING Franklin	ING Franklin	ING Franklin
	Diversified Mid	ING Focus 5	Income	Income	Mutual Shares
	Cap Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service 2 Class	Service Class	Service Class	Service 2 Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 97	$ 2	$ 23,506	$ 462	$ 209
Total investment income	97	2	23,506	462	209
Expenses:
Mortality, expense risk
and other charges	499	2,251	6,062	126	2,714
Annual administrative charges	10	32	101	2	41
Contingent deferred sales charges	13	131	339	2	142
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	280	1,208	2,159	62	1,082
Amortization of deferred charges	-	-	-	-	-
Total expenses	802	3,622	8,661	192	3,979
Net investment income (loss)	(705)	(3,620)	14,845	270	(3,770)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(869)	(19,278)	(12,855)	(883)	(13,244)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(869)	(19,278)	(12,855)	(883)	(13,244)
Net unrealized appreciation
(depreciation) of investments	10,062	48,080	88,813	2,414	52,591
Net realized and unrealized gain (loss)
on investments	9,193	28,802	75,958	1,531	39,347
Net increase (decrease) in net assets
resulting from operations	$ 8,488	$ 25,182	$ 90,803	$ 1,801	$ 35,577

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

     Statements of Operations For the year ended December 31, 2009

(Dollars in thousands)

	ING Franklin
	Templeton
	Founding	ING Global	ING Global	ING Growth	ING Growth
	Strategy	Resources	Resources	and Income	and Income
	Portfolio -	Portfolio -	Portfolio -	Portfolio II -	Portfolio II -
	Service Class	Service Class	Service 2 Class	Service Class	Service 2 Class
Net investment income (loss)
Income:
Dividends	$ 21,959	$ 2,022	$ 11	$ 3,538	$ 237
Total investment income	21,959	2,022	11	3,538	237
Expenses:
Mortality, expense risk
and other charges	12,481	10,850	439	1,230	98
Annual administrative charges	203	212	8	7	-
Contingent deferred sales charges	695	660	14	81	5
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	6,215	4,798	256	552	60
Amortization of deferred charges	-	-	-	-	-
Total expenses	19,594	16,520	717	1,870	163
Net investment income (loss)	2,365	(14,498)	(706)	1,668	74

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(33,454)	(48,883)	(490)	(163,053)	(13,252)
Capital gains distributions	10,503	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(22,951)	(48,883)	(490)	(163,053)	(13,252)
Net unrealized appreciation
(depreciation) of investments	202,439	251,057	8,414	177,974	14,414
Net realized and unrealized gain (loss)
on investments	179,488	202,174	7,924	14,921	1,162
Net increase (decrease) in net assets
resulting from operations	$ 181,853	$ 187,676	$ 7,218	$ 16,589	$ 1,236

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

     Statements of Operations For the year ended December 31, 2009

(Dollars in thousands)

			ING	ING
	ING Index Plus	ING Index Plus	International	International
	International	International	Growth	Growth	ING Janus
	Equity	Equity	Opportunities	Opportunities	Contrarian
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service 2 Class	Service Class	Service 2 Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 1,013	$ 17	$ 1,824	$ 140	$ 2,511
Total investment income	1,013	17	1,824	140	2,511
Expenses:
Mortality, expense risk
and other charges	149	3	537	48	7,209
Annual administrative charges	-	-	6	-	161
Contingent deferred sales charges	8	-	27	5	367
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	58	2	128	31	2,987
Amortization of deferred charges	-	-	-	-	-
Total expenses	215	5	698	84	10,724
Net investment income (loss)	798	12	1,126	56	(8,213)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(18,492)	(303)	(57,152)	(4,645)	(89,271)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(18,492)	(303)	(57,152)	(4,645)	(89,271)
Net unrealized appreciation
(depreciation) of investments	20,269	338	74,924	6,204	218,338
Net realized and unrealized gain (loss)
on investments	1,777	35	17,772	1,559	129,067
Net increase (decrease) in net assets
resulting from operations	$ 2,575	$ 47	$ 18,898	$ 1,615	$ 120,854

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

     Statements of Operations For the year ended December 31, 2009

(Dollars in thousands)

		ING JPMorgan	ING JPMorgan	ING JPMorgan	ING JPMorgan
	ING Janus	Emerging	Emerging	Small Cap Core	Small Cap Core
	Contrarian	Markets Equity Markets Equity		Equity	Equity
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service 2 Class	Service Class	Service 2 Class	Service Class	Service 2 Class
Net investment income (loss)
Income:
Dividends	$ 62	$ 8,188	$ 309	$ 569	$ 72
Total investment income	62	8,188	309	569	72
Expenses:
Mortality, expense risk
and other charges	347	9,773	476	2,272	542
Annual administrative charges	6	209	9	43	11
Contingent deferred sales charges	4	487	9	123	12
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	195	4,270	271	1,061	312
Amortization of deferred charges	-	-	-	-	-
Total expenses	552	14,739	765	3,499	877
Net investment income (loss)	(490)	(6,551)	(456)	(2,930)	(805)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(3,292)	11,967	1,033	(8,990)	(981)
Capital gains distributions	-	-	-	3,022	705
Total realized gain (loss) on investments
and capital gains distributions	(3,292)	11,967	1,033	(5,968)	(276)
Net unrealized appreciation
(depreciation) of investments	9,247	287,371	13,106	37,207	7,627
Net realized and unrealized gain (loss)
on investments	5,955	299,338	14,139	31,239	7,351
Net increase (decrease) in net assets
resulting from operations	$ 5,465	$ 292,787	$ 13,683	$ 28,309	$ 6,546

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

     Statements of Operations For the year ended December 31, 2009

(Dollars in thousands)

	ING JPMorgan	ING JPMorgan	ING LifeStyle	ING LifeStyle
	Value	Value	Aggressive	Aggressive	ING LifeStyle
	Opportunities	Opportunities	Growth	Growth	Conservative
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service 2 Class	Service Class	Service 2 Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 948	$ 37	$ 28,198	$ 78	$ 8,790
Total investment income	948	37	28,198	78	8,790
Expenses:
Mortality, expense risk
and other charges	143	6	11,083	38	3,552
Annual administrative charges	1	-	135	1	20
Contingent deferred sales charges	10	-	722	-	109
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	30	4	6,410	21	1,558
Amortization of deferred charges	-	-	-	-	-
Total expenses	184	10	18,350	60	5,239
Net investment income (loss)	764	27	9,848	18	3,551

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(17,325)	(644)	(373,119)	(1,671)	7,747
Capital gains distributions	-	-	12,199	37	32,700
Total realized gain (loss) on investments
and capital gains distributions	(17,325)	(644)	(360,920)	(1,634)	40,447
Net unrealized appreciation
(depreciation) of investments	17,502	648	521,999	2,126	(699)
Net realized and unrealized gain (loss)
on investments	177	4	161,079	492	39,748
Net increase (decrease) in net assets
resulting from operations	$ 941	$ 31	$ 170,927	$ 510	$ 43,299

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

     Statements of Operations For the year ended December 31, 2009

(Dollars in thousands)

				ING LifeStyle	ING LifeStyle
	ING LifeStyle	ING LifeStyle	ING LifeStyle	Moderate	Moderate
	Conservative	Growth	Growth	Growth	Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service 2 Class	Service Class	Service 2 Class	Service Class	Service 2 Class
Net investment income (loss)
Income:
Dividends	$ 29	$ 142,326	$ 467	$ 139,674	$ 635
Total investment income	29	142,326	467	139,674	635
Expenses:
Mortality, expense risk
and other charges	5	43,592	148	36,696	182
Annual administrative charges	-	883	1	253	1
Contingent deferred sales charges	-	2,104	4	2,271	4
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	2	22,079	77	15,747	71
Amortization of deferred charges	-	1	-	-	-
Total expenses	7	68,659	230	54,967	258
Net investment income (loss)	22	73,667	237	84,707	377

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(81)	(1,030,217)	(3,948)	(625,235)	(4,045)
Capital gains distributions	116	63,738	216	53,613	255
Total realized gain (loss) on investments
and capital gains distributions	35	(966,479)	(3,732)	(571,622)	(3,790)
Net unrealized appreciation
(depreciation) of investments	-	1,524,090	5,608	988,979	5,800
Net realized and unrealized gain (loss)
on investments	35	557,611	1,876	417,357	2,010
Net increase (decrease) in net assets
resulting from operations	$ 57	$ 631,278	$ 2,113	$ 502,064	$ 2,387

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

     Statements of Operations For the year ended December 31, 2009

(Dollars in thousands)

	ING LifeStyle	ING LifeStyle	ING Limited	ING Liquid	ING Liquid
	Moderate	Moderate	Maturity Bond	Assets	Assets
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service 2 Class	Service Class	Service Class	Service 2 Class
Net investment income (loss)
Income:
Dividends	$ 92,127	$ 1,092	$ 5,845	$ 2,139	$ 26
Total investment income	92,127	1,092	5,845	2,139	26
Expenses:
Mortality, expense risk
and other charges	21,644	238	1,945	33,803	779
Annual administrative charges	133	1	58	575	9
Contingent deferred sales charges	1,258	3	133	8,053	154
Minimum death benefit guarantee charges	-	-	-	2	-
Other contract charges	8,598	120	234	9,290	340
Amortization of deferred charges	-	-	1	(2)	-
Total expenses	31,633	362	2,371	51,721	1,282
Net investment income (loss)	60,494	730	3,474	(49,582)	(1,256)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(255,960)	(1,955)	(3,007)	-	-
Capital gains distributions	20,724	248	1,013	4,075	87
Total realized gain (loss) on investments
and capital gains distributions	(235,236)	(1,707)	(1,994)	4,075	87
Net unrealized appreciation
(depreciation) of investments	432,533	4,078	4,524	-	-
Net realized and unrealized gain (loss)
on investments	197,297	2,371	2,530	4,075	87
Net increase (decrease) in net assets
resulting from operations	$ 257,791	$ 3,101	$ 6,004	$ (45,507)	$ (1,169)

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

     Statements of Operations For the year ended December 31, 2009

(Dollars in thousands)

	ING Lord	ING Lord			ING Marsico
	Abbett	Abbett	ING Marsico	ING Marsico	International
	Affiliated	Affiliated	Growth	Growth	Opportunities
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service 2 Class	Service Class	Service 2 Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 399	$ 11	$ 3,616	$ 110	$ 2,053
Total investment income	399	11	3,616	110	2,053
Expenses:
Mortality, expense risk
and other charges	919	32	6,943	271	2,879
Annual administrative charges	24	1	244	5	51
Contingent deferred sales charges	51	-	319	7	135
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	292	15	2,083	150	1,344
Amortization of deferred charges	-	-	-	-	-
Total expenses	1,286	48	9,589	433	4,409
Net investment income (loss)	(887)	(37)	(5,973)	(323)	(2,356)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(5,214)	(178)	10,411	(133)	(22,978)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(5,214)	(178)	10,411	(133)	(22,978)
Net unrealized appreciation
(depreciation) of investments	13,521	477	92,547	4,078	74,292
Net realized and unrealized gain (loss)
on investments	8,307	299	102,958	3,945	51,314
Net increase (decrease) in net assets
resulting from operations	$ 7,420	$ 262	$ 96,985	$ 3,622	$ 48,958

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
	SEPARATE ACCOUNT B
	Statements of Operations
For the year ended December 31, 2009
	(Dollars in thousands)

				ING Multi-	ING
				Manager	Oppenheimer
	ING MFS Total	ING MFS Total	ING MFS	International	Active
	Return	Return	Utilities	Small Cap	Allocation
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service 2 Class	Service Class	Class S	Service Class
Net investment income (loss)
Income:
Dividends	$ 18,750	$ 765	$ 20,238	$ 2,129	$ 148
Total investment income	18,750	765	20,238	2,129	148
Expenses:
Mortality, expense risk
and other charges	12,548	583	6,286	92	233
Annual administrative charges	321	10	131	1	3
Contingent deferred sales charges	727	16	482	4	7
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	3,563	305	2,787	41	98
Amortization of deferred charges	1	-	-	-	-
Total expenses	17,160	914	9,686	138	341
Net investment income (loss)	1,590	(149)	10,552	1,991	(193)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(26,042)	(2,166)	(15,443)	172	79
Capital gains distributions	-	-	-	-	36
Total realized gain (loss) on investments
and capital gains distributions	(26,042)	(2,166)	(15,443)	172	115
Net unrealized appreciation
(depreciation) of investments	131,083	6,589	99,841	852	3,983
Net realized and unrealized gain (loss)
on investments	105,041	4,423	84,398	1,024	4,098
Net increase (decrease) in net assets
resulting from operations	$ 106,631	$ 4,274	$ 94,950	$ 3,015	$ 3,905

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

     Statements of Operations For the year ended December 31, 2009

(Dollars in thousands)

	ING	ING
	Oppenheimer	Oppenheimer	ING PIMCO	ING PIMCO	ING PIMCO
	Main Street	Main Street	High Yield	Total Return	Total Return
	Portfolio® -	Portfolio® -	Portfolio -	Bond Portfolio -	Bond Portfolio -
	Service Class	Service 2 Class	Service Class	Service Class	Service 2 Class
Net investment income (loss)
Income:
Dividends	$ 1,493	$ 18	$ 30,099	$ 103,970	$ 2,476
Total investment income	1,493	18	30,099	103,970	2,476
Expenses:
Mortality, expense risk
and other charges	1,636	24	6,156	45,116	1,213
Annual administrative charges	8	-	(404)	652	15
Contingent deferred sales charges	84	1	350	3,159	43
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	413	14	1,848	17,197	546
Amortization of deferred charges	-	-	-	3	-
Total expenses	2,141	39	7,950	66,127	1,817
Net investment income (loss)	(648)	(21)	22,149	37,843	659

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(11,836)	(820)	(18,648)	13,414	553
Capital gains distributions	-	-	-	84,399	2,109
Total realized gain (loss) on investments
and capital gains distributions	(11,836)	(820)	(18,648)	97,813	2,662
Net unrealized appreciation
(depreciation) of investments	25,048	977	132,752	159,164	4,065
Net realized and unrealized gain (loss)
on investments	13,212	157	114,104	256,977	6,727
Net increase (decrease) in net assets
resulting from operations	$ 12,564	$ 136	$ 136,253	$ 294,820	$ 7,386

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

     Statements of Operations For the year ended December 31, 2009

(Dollars in thousands)

					ING Retirement
		ING Pioneer	ING Retirement	ING Retirement	Moderate
	ING Pioneer	Mid Cap Value	Conservative	Growth	Growth
	Fund Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Adviser Class	Adviser Class	Adviser Class
Net investment income (loss)
Income:
Dividends	$ 561	$ 6,288	$ -	$ -	$ -
Total investment income	561	6,288	-	-	-
Expenses:
Mortality, expense risk
and other charges	767	8,618	1,315	14,855	10,078
Annual administrative charges	17	212	58	1,051	558
Contingent deferred sales charges	36	458	56	751	413
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	331	3,482	544	7,048	4,017
Amortization of deferred charges	-	1	-	-	-
Total expenses	1,151	12,771	1,973	23,705	15,066
Net investment income (loss)	(590)	(6,483)	(1,973)	(23,705)	(15,066)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(2,250)	(21,539)	137	(53)	(177)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(2,250)	(21,539)	137	(53)	(177)
Net unrealized appreciation
(depreciation) of investments	11,780	130,193	4,284	87,859	52,262
Net realized and unrealized gain (loss)
on investments	9,530	108,654	4,421	87,806	52,085
Net increase (decrease) in net assets
resulting from operations	$ 8,940	$ 102,171	$ 2,448	$ 64,101	$ 37,019

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

     Statements of Operations For the year ended December 31, 2009

(Dollars in thousands)

		ING T. Rowe	ING T. Rowe	ING T. Rowe	ING T. Rowe
	ING Retirement	Price Capital	Price Capital	Price Equity	Price Equity
	Moderate	Appreciation	Appreciation	Income	Income
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Adviser Class	Service Class	Service 2 Class	Service Class	Service 2 Class
Net investment income (loss)
Income:
Dividends	$ -	$ 42,153	$ 1,288	$ 10,026	$ 325
Total investment income	-	42,153	1,288	10,026	325
Expenses:
Mortality, expense risk
and other charges	5,946	37,394	1,339	9,425	350
Annual administrative charges	304	791	22	225	7
Contingent deferred sales charges	304	2,123	46	498	18
Minimum death benefit guarantee charges	-	1	-	1	-
Other contract charges	2,255	14,113	708	3,536	197
Amortization of deferred charges	-	2	-	4	-
Total expenses	8,809	54,424	2,115	13,689	572
Net investment income (loss)	(8,809)	(12,271)	(827)	(3,663)	(247)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(14)	(10,212)	(2,736)	(13,272)	(1,180)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(14)	(10,212)	(2,736)	(13,272)	(1,180)
Net unrealized appreciation
(depreciation) of investments	25,403	598,703	22,878	132,250	5,403
Net realized and unrealized gain (loss)
on investments	25,389	588,491	20,142	118,978	4,223
Net increase (decrease) in net assets
resulting from operations	$ 16,580	$ 576,220	$ 19,315	$ 115,315	$ 3,976

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

     Statements of Operations For the year ended December 31, 2009

(Dollars in thousands)

			ING Van	ING Van	ING Van
	ING Templeton	ING Templeton	Kampen Capital	Kampen Capital	Kampen Global
	Global Growth Global Growth		Growth	Growth	Franchise
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service 2 Class	Service Class	Service 2 Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 5,528	$ 82	$ 635	$ -	$ 16,248
Total investment income	5,528	82	635	-	16,248
Expenses:
Mortality, expense risk
and other charges	4,191	71	1,104	-	3,985
Annual administrative charges	102	1	6	-	80
Contingent deferred sales charges	186	3	77	-	242
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	1,429	40	574	-	1,797
Amortization of deferred charges	-	-	-	-	-
Total expenses	5,908	115	1,761	-	6,104
Net investment income (loss)	(380)	(33)	(1,126)	-	10,144

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	669	(158)	(69,476)	(1)	(6,867)
Capital gains distributions	-	-	-	-	7,031
Total realized gain (loss) on investments
and capital gains distributions	669	(158)	(69,476)	(1)	164
Net unrealized appreciation
(depreciation) of investments	65,048	1,222	94,626	3	43,610
Net realized and unrealized gain (loss)
on investments	65,717	1,064	25,150	2	43,774
Net increase (decrease) in net assets
resulting from operations	$ 65,337	$ 1,031	$ 24,024	$ 2	$ 53,918

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
	SEPARATE ACCOUNT B
	Statements of Operations
For the year ended December 31, 2009
	(Dollars in thousands)

		ING Van	ING Van	ING Van
	ING Van	Kampen Global	Kampen	Kampen	ING Wells
	Kampen Global	Tactical Asset	Growth and	Growth and	Fargo Small
	Franchise	Allocation	Income	Income	Cap Disciplined
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service 2 Class	Service Class	Service Class	Service 2 Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 3,805	$ 683	$ 5,601	$ 532	$ 67
Total investment income	3,805	683	5,601	532	67
Expenses:
Mortality, expense risk
and other charges	969	342	7,131	809	169
Annual administrative charges	19	8	204	13	4
Contingent deferred sales charges	30	8	305	23	7
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	524	144	1,813	413	76
Amortization of deferred charges	-	-	1	-	-
Total expenses	1,542	502	9,454	1,258	256
Net investment income (loss)	2,263	181	(3,853)	(726)	(189)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(402)	260	(27,909)	(1,677)	(3,325)
Capital gains distributions	1,695	712	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	1,293	972	(27,909)	(1,677)	(3,325)
Net unrealized appreciation
(depreciation) of investments	8,737	2,795	116,163	11,062	5,929
Net realized and unrealized gain (loss)
on investments	10,030	3,767	88,254	9,385	2,604
Net increase (decrease) in net assets
resulting from operations	$ 12,293	$ 3,948	$ 84,401	$ 8,659	$ 2,415

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

     Statements of Operations For the year ended December 31, 2009

(Dollars in thousands)

	ING Wells		ING American	ING American	ING Baron
	Fargo Small		Century Large	Century Small-	Small Cap
	Cap Disciplined	ING Diversified	Company Value	Mid Cap Value	Growth
	Portfolio -	International	Portfolio -	Portfolio -	Portfolio -
	Service 2 Class	Fund - Class R	Service Class	Service Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 2	$ 1	$ 10	$ 27	$ -
Total investment income	2	1	10	27	-
Expenses:
Mortality, expense risk
and other charges	7	2	3	13	3,888
Annual administrative charges	-	-	-	-	58
Contingent deferred sales charges	-	-	-	-	197
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	4	1	1	7	1,689
Amortization of deferred charges	-	-	-	-	-
Total expenses	11	3	4	20	5,832
Net investment income (loss)	(9)	(2)	6	7	(5,832)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(30)	(31)	(401)	(116)	(13,593)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(30)	(31)	(401)	(116)	(13,593)
Net unrealized appreciation
(depreciation) of investments	129	82	425	688	84,871
Net realized and unrealized gain (loss)
on investments	99	51	24	572	71,278
Net increase (decrease) in net assets
resulting from operations	$ 90	$ 49	$ 30	$ 579	$ 65,446

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
	SEPARATE ACCOUNT B
	Statements of Operations
For the year ended December 31, 2009
	(Dollars in thousands)

				ING Legg
	ING Columbia			Mason Partners	ING Neuberger
	Small Cap	ING Davis New	ING JPMorgan	Aggressive	Berman
	Value	York Venture	Mid Cap Value	Growth	Partners
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 1,793	$ 1,510	$ 757	$ -	$ 1,973
Total investment income	1,793	1,510	757	-	1,973
Expenses:
Mortality, expense risk
and other charges	2,536	3,779	816	1,440	521
Annual administrative charges	33	47	11	33	3
Contingent deferred sales charges	139	145	46	65	29
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	1,140	1,523	281	768	126
Amortization of deferred charges	-	-	-	-	-
Total expenses	3,848	5,494	1,154	2,306	679
Net investment income (loss)	(2,055)	(3,984)	(397)	(2,306)	1,294

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(19,844)	(9,833)	(5,063)	(1,541)	(50,216)
Capital gains distributions	-	-	862	-	-
Total realized gain (loss) on investments
and capital gains distributions	(19,844)	(9,833)	(4,201)	(1,541)	(50,216)
Net unrealized appreciation
(depreciation) of investments	53,172	72,285	17,143	24,464	57,119
Net realized and unrealized gain (loss)
on investments	33,328	62,452	12,942	22,923	6,903
Net increase (decrease) in net assets
resulting from operations	$ 31,273	$ 58,468	$ 12,545	$ 20,617	$ 8,197

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
	SEPARATE ACCOUNT B
	Statements of Operations
For the year ended December 31, 2009
	(Dollars in thousands)

			ING
	ING	ING	Oppenheimer
	Oppenheimer	Oppenheimer	Strategic	ING PIMCO
	Global	Global	Income	Total Return	ING Solution
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	2015 Portfolio -
	Initial Class	Service Class	Service Class	Service Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 164	$ 2,462	$ 287	$ 314	$ 552
Total investment income	164	2,462	287	314	552
Expenses:
Mortality, expense risk
and other charges	82	1,815	78	94	145
Annual administrative charges	2	32	1	1	1
Contingent deferred sales charges	4	91	-	1	12
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	3	756	10	19	75
Amortization of deferred charges	-	-	-	-	-
Total expenses	91	2,694	89	115	233
Net investment income (loss)	73	(232)	198	199	319

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(325)	(11,074)	(467)	68	(456)
Capital gains distributions	119	2,046	-	348	129
Total realized gain (loss) on investments
and capital gains distributions	(206)	(9,028)	(467)	416	(327)
Net unrealized appreciation
(depreciation) of investments	2,273	43,891	1,703	490	2,759
Net realized and unrealized gain (loss)
on investments	2,067	34,863	1,236	906	2,432
Net increase (decrease) in net assets
resulting from operations	$ 2,140	$ 34,631	$ 1,434	$ 1,105	$ 2,751

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
	SEPARATE ACCOUNT B
	Statements of Operations
For the year ended December 31, 2009
	(Dollars in thousands)

					ING T. Rowe
					Price
				ING Solution	Diversified Mid
	ING Solution	ING Solution	ING Solution	Income	Cap Growth
	2025 Portfolio -	2035 Portfolio -	2045 Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 457	$ 276	$ 28	$ 325	$ 19
Total investment income	457	276	28	325	19
Expenses:
Mortality, expense risk
and other charges	136	100	14	64	65
Annual administrative charges	1	1	1	1	1
Contingent deferred sales charges	1	43	-	-	1
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	69	64	7	18	30
Amortization of deferred charges	-	-	-	-	-
Total expenses	207	208	22	83	97
Net investment income (loss)	250	68	6	242	(78)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(213)	(791)	(212)	(145)	(161)
Capital gains distributions	12	9	10	24	-
Total realized gain (loss) on investments
and capital gains distributions	(201)	(782)	(202)	(121)	(161)
Net unrealized appreciation
(depreciation) of investments	3,286	2,934	483	754	2,763
Net realized and unrealized gain (loss)
on investments	3,085	2,152	281	633	2,602
Net increase (decrease) in net assets
resulting from operations	$ 3,335	$ 2,220	$ 287	$ 875	$ 2,524

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

     Statements of Operations For the year ended December 31, 2009

(Dollars in thousands)

	ING T. Rowe				ING UBS U.S.
	Price Growth	ING Templeton	ING Thornburg	ING Thornburg	Large Cap
	Equity	Foreign Equity	Value	Value	Equity
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Initial Class	Service Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 6	$ -	$ 15	$ 50	$ 73
Total investment income	6	-	15	50	73
Expenses:
Mortality, expense risk
and other charges	958	3,263	19	91	95
Annual administrative charges	20	56	1	2	2
Contingent deferred sales charges	27	148	1	3	14
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	364	1,411	-	33	39
Amortization of deferred charges	-	-	-	-	-
Total expenses	1,369	4,878	21	129	150
Net investment income (loss)	(1,363)	(4,878)	(6)	(79)	(77)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(9,856)	(20,024)	(14)	(291)	(729)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(9,856)	(20,024)	(14)	(291)	(729)
Net unrealized appreciation
(depreciation) of investments	31,516	71,714	479	2,354	2,302
Net realized and unrealized gain (loss)
on investments	21,660	51,690	465	2,063	1,573
Net increase (decrease) in net assets
resulting from operations	$ 20,297	$ 46,812	$ 459	$ 1,984	$ 1,496

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

     Statements of Operations For the year ended December 31, 2009

(Dollars in thousands)

	ING Van	ING Van	ING Van	ING Strategic	ING Strategic
	Kampen	Kampen Equity Kampen Equity		Allocation	Allocation
	Comstock	and Income	and Income	Conservative	Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Initial Class	Service Class	Class S	Class S
Net investment income (loss)
Income:
Dividends	$ 3,467	$ 42	$ 2,982	$ 104	$ 51
Total investment income	3,467	42	2,982	104	51
Expenses:
Mortality, expense risk
and other charges	2,416	17	2,896	12	6
Annual administrative charges	44	51	-	-	-
Contingent deferred sales charges	94	147	-	-	-
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	1,100	1,104	-	-	-
Amortization of deferred charges	-	-	-	-	-
Total expenses	3,654	1,319	2,896	12	6
Net investment income (loss)	(187)	(1,277)	86	92	45

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(11,332)	(37)	(10,641)	(100)	(75)
Capital gains distributions	-	-	-	-	29
Total realized gain (loss) on investments
and capital gains distributions	(11,332)	(37)	(10,641)	(100)	(46)
Net unrealized appreciation
(depreciation) of investments	44,003	447	43,914	208	107
Net realized and unrealized gain (loss)
on investments	32,671	410	33,273	108	61
Net increase (decrease) in net assets
resulting from operations	$ 32,484	$ (867)	$ 33,359	$ 200	$ 106

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
	SEPARATE ACCOUNT B
	Statements of Operations
For the year ended December 31, 2009
	(Dollars in thousands)

	ING Strategic
	Allocation	ING Growth	ING Growth
	Moderate	and Income	and Income	ING GET U.S.	ING GET U.S.
	Portfolio -	Portfolio -	Portfolio -	Core Portfolio -	Core Portfolio -
	Class S	Class I	Class S	Series 3	Series 4
Net investment income (loss)
Income:
Dividends	$ 49	$ 1 $	5,286	$ 770	$ 1,024
Total investment income	49	1	5,286	770	1,024
Expenses:
Mortality, expense risk
and other charges	6	1	5,626	150	227
Annual administrative charges	-	-	190	(2)	3
Contingent deferred sales charges	-	-	308	24	34
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	2	-	1,879	-	1
Amortization of deferred charges	-	-	-	-	-
Total expenses	8	1	8,003	172	265
Net investment income (loss)	41	-	(2,717)	598	759

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(72)	(4)	(19,572)	(2,939)	(5,630)
Capital gains distributions	17	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(55)	(4)	(19,572)	(2,939)	(5,630)
Net unrealized appreciation
(depreciation) of investments	108	28	101,072	2,033	4,620
Net realized and unrealized gain (loss)
on investments	53	24	81,500	(906)	(1,010)
Net increase (decrease) in net assets
resulting from operations	$ 94	$ 24 $	78,783	$ (308)	$ (251)

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

     Statements of Operations For the year ended December 31, 2009

(Dollars in thousands)

	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.
	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -
	Series 5	Series 6	Series 7	Series 8	Series 9
Net investment income (loss)
Income:
Dividends	$ 560	$ 359	$ 256	$ 155	$ 126
Total investment income	560	359	256	155	126
Expenses:
Mortality, expense risk
and other charges	322	325	221	127	103
Annual administrative charges	6	6	4	3	2
Contingent deferred sales charges	24	49	7	31	4
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	-	-	-	-	-
Amortization of deferred charges	-	-	-	-	-
Total expenses	352	380	232	161	109
Net investment income (loss)	208	(21)	24	(6)	17

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(893)	(1,130)	(441)	(548)	(295)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(893)	(1,130)	(441)	(548)	(295)
Net unrealized appreciation
(depreciation) of investments	562	997	274	506	243
Net realized and unrealized gain (loss)
on investments	(331)	(133)	(167)	(42)	(52)
Net increase (decrease) in net assets
resulting from operations	$ (123)	$ (154)	$ (143)	$ (48)	$ (35)

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

     Statements of Operations For the year ended December 31, 2009

(Dollars in thousands)

	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.
	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -
	Series 10	Series 11	Series 12	Series 13	Series 14
Net investment income (loss)
Income:
Dividends	$ 130	$ 267	$ 80	$ 677	$ 2,402
Total investment income	130	267	80	677	2,402
Expenses:
Mortality, expense risk
and other charges	100	142	49	319	1,052
Annual administrative charges	1	1	1	10	26
Contingent deferred sales charges	4	14	2	3	28
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	-	-	-	-	-
Amortization of deferred charges	-	-	-	-	-
Total expenses	105	157	52	332	1,106
Net investment income (loss)	25	110	28	345	1,296

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(248)	(559)	(170)	(484)	(310)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(248)	(559)	(170)	(484)	(310)
Net unrealized appreciation
(depreciation) of investments	71	218	65	(713)	(3,050)
Net realized and unrealized gain (loss)
on investments	(177)	(341)	(105)	(1,197)	(3,360)
Net increase (decrease) in net assets
resulting from operations	$ (152)	$ (231)	$ (77)	$ (852)	$ (2,064)

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

     Statements of Operations For the year ended December 31, 2009

(Dollars in thousands)

	ING BlackRock
	Science and	ING Dow Jones
	Technology	Euro STOXX		ING Global
	Opportunities	50 Index	ING FTSE 100	Equity Option	ING Hang Seng
	Portfolio -	Portfolio -	Index Portfolio -	Portfolio -	Index Portfolio -
	Class S	Class A	Class A	Class S	Class S
Net investment income (loss)
Income:
Dividends	$ -	$ -	$ -	$ 29	$ 198
Total investment income	-	-	-	29	198
Expenses:
Mortality, expense risk
and other charges	2,559	2	2	76	245
Annual administrative charges	60	-	-	-	7
Contingent deferred sales charges	116	-	-	8	12
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	1,111	1	-	34	104
Amortization of deferred charges	-	-	-	-	-
Total expenses	3,846	3	2	118	368
Net investment income (loss)	(3,846)	(3)	(2)	(89)	(170)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(9,989)	13	-	856	764
Capital gains distributions	-	-	-	732	-
Total realized gain (loss) on investments
and capital gains distributions	(9,989)	13	-	1,588	764
Net unrealized appreciation
(depreciation) of investments	73,814	-	7	(92)	1,662
Net realized and unrealized gain (loss)
on investments	63,825	13	7	1,496	2,426
Net increase (decrease) in net assets
resulting from operations	$ 59,979	$ 10	$ 5	$ 1,407	$ 2,256

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

     Statements of Operations For the year ended December 31, 2009

(Dollars in thousands)

	ING Index Plus	ING Index Plus	ING Index Plus	ING	ING Japan
	LargeCap	MidCap	SmallCap	International	Equity Index
	Portfolio -	Portfolio -	Portfolio -	Index Portfolio -	Portfolio -
	Class S	Class S	Class S	Class S	Class A
Net investment income (loss)
Income:
Dividends	$ 4,789	$ 1,630	$ 1,293	$ -	$ -
Total investment income	4,789	1,630	1,293	-	-
Expenses:
Mortality, expense risk
and other charges	2,590	1,899	1,424	548	1
Annual administrative charges	78	39	27	14	-
Contingent deferred sales charges	131	106	91	49	-
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	733	770	614	201	1
Amortization of deferred charges	-	-	-	-	-
Total expenses	3,532	2,814	2,156	812	2
Net investment income (loss)	1,257	(1,184)	(863)	(812)	(2)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(20,494)	(15,463)	(11,004)	(531)	(9)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(20,494)	(15,463)	(11,004)	(531)	(9)
Net unrealized appreciation
(depreciation) of investments	49,484	45,570	28,599	8,690	2
Net realized and unrealized gain (loss)
on investments	28,990	30,107	17,595	8,159	(7)
Net increase (decrease) in net assets
resulting from operations	$ 30,247	$ 28,923	$ 16,732	$ 7,347	$ (9)

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

     Statements of Operations For the year ended December 31, 2009

(Dollars in thousands)

	ING
	Opportunistic	ING	ING Russell™	ING Russell™
	Large Cap	Opportunistic	Global Large	Large Cap	ING Russell™
	Growth	Large Cap	Cap Index 75%	Growth Index	Large Cap
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Index Portfolio -
	Class S	Class S	Class S	Class S	Class S
Net investment income (loss)
Income:
Dividends	$ 1	$ 312	$ 295	$ -	$ -
Total investment income	1	312	295	-	-
Expenses:
Mortality, expense risk
and other charges	2	167	181	1,071	2,976
Annual administrative charges	-	5	2	53	165
Contingent deferred sales charges	-	20	3	57	109
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	-	44	69	465	768
Amortization of deferred charges	-	-	-	-	-
Total expenses	2	236	255	1,646	4,018
Net investment income (loss)	(1)	76	40	(1,646)	(4,018)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(181)	(1,624)	275	1,187	1,260
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(181)	(1,624)	275	1,187	1,260
Net unrealized appreciation
(depreciation) of investments	231	2,712	2,749	21,056	58,609
Net realized and unrealized gain (loss)
on investments	50	1,088	3,024	22,243	59,869
Net increase (decrease) in net assets
resulting from operations	$ 49	$ 1,164	$ 3,064	$ 20,597	$ 55,851

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

     Statements of Operations For the year ended December 31, 2009

(Dollars in thousands)

	ING Russell™	ING Russell™
	Large Cap	Mid Cap	ING Russell™	ING Russell™	ING Small
	Value Index	Growth Index	Mid Cap Index	Small Cap	Company
	Portfolio -	Portfolio -	Portfolio -	Index Portfolio -	Portfolio -
	Class S	Class S	Class S	Class S	Class S
Net investment income (loss)
Income:
Dividends	$ -	$ -	$ -	$ -	$ 320
Total investment income	-	-	-	-	320
Expenses:
Mortality, expense risk
and other charges	173	1,633	871	1,479	890
Annual administrative charges	7	100	17	27	15
Contingent deferred sales charges	8	66	28	58	62
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	37	473	336	630	364
Amortization of deferred charges	-	-	-	-	-
Total expenses	225	2,272	1,252	2,194	1,331
Net investment income (loss)	(225)	(2,272)	(1,252)	(2,194)	(1,011)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	367	1,109	(3,279)	(12,526)	(8,664)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	367	1,109	(3,279)	(12,526)	(8,664)
Net unrealized appreciation
(depreciation) of investments	3,245	28,135	21,683	34,800	22,788
Net realized and unrealized gain (loss)
on investments	3,612	29,244	18,404	22,274	14,124
Net increase (decrease) in net assets
resulting from operations	$ 3,387	$ 26,972	$ 17,152	$ 20,080	$ 13,113
The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

     Statements of Operations For the year ended December 31, 2009

(Dollars in thousands)

		ING
		WisdomTreeSM	ING
		Global High-	International	ING MidCap	ING SmallCap
	ING U.S. Bond Yielding Equity		Value	Opportunities	Opportunities
	Index Portfolio -	Index Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class S	Class S	Class S	Class S	Class S
Net investment income (loss)
Income:
Dividends	$ 5,255	$ -	$ 151	$ 303	$ -
Total investment income	5,255	-	151	303	-
Expenses:
Mortality, expense risk
and other charges	4,301	2,951	98	4,089	895
Annual administrative charges	62	41	1	165	26
Contingent deferred sales charges	280	158	-	181	49
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	1,710	1,447	40	1,267	433
Amortization of deferred charges	-	-	-	-	-
Total expenses	6,353	4,597	139	5,702	1,403
Net investment income (loss)	(1,098)	(4,597)	12	(5,399)	(1,403)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	3,864	(18,171)	(1,275)	(15,469)	(893)
Capital gains distributions	2,030	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	5,894	(18,171)	(1,275)	(15,469)	(893)
Net unrealized appreciation
(depreciation) of investments	3,568	68,090	3,426	101,185	15,414
Net realized and unrealized gain (loss)
on investments	9,462	49,919	2,151	85,716	14,521
Net increase (decrease) in net assets
resulting from operations	$ 8,364	$ 45,322	$ 2,163	$ 80,317	$ 13,118

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
	SEPARATE ACCOUNT B
	Statements of Operations
For the year ended December 31, 2009
	(Dollars in thousands)

		Legg Mason
		Global Currents
	Legg Mason	Variable	Legg Mason	Legg Mason	Oppenheimer
	ClearBridge	International	Western Asset	Western Asset	Main Street
	Variable	All Cap	Variable High	Variable Money	Small Cap
	Investors	Opportunity	Income	Market	Fund®/VA -
	Portfolio	Portfolio	Portfolio	Portfolio	Service Class
Net investment income (loss)
Income:
Dividends	$ 1	$ -	$ 8	$ -	$ 6
Total investment income	1	-	8	-	6
Expenses:
Mortality, expense risk
and other charges	1	1	1	-	12
Annual administrative charges	-	-	-	-	-
Contingent deferred sales charges	-	-	-	-	-
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	-	-	-	-	5
Amortization of deferred charges	-	-	-	-	-
Total expenses	1	1	1	-	17
Net investment income (loss)	-	(1)	7	-	(11)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(7)	(7)	(2)	-	(77)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(7)	(7)	(2)	-	(77)
Net unrealized appreciation
(depreciation) of investments	22	17	23	-	471
Net realized and unrealized gain (loss)
on investments	15	10	21	-	394
Net increase (decrease) in net assets
resulting from operations	$ 15	$ 9	$ 28	$ -	$ 383

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
	SEPARATE ACCOUNT B
	Statements of Operations
For the year ended December 31, 2009
	(Dollars in thousands)

	PIMCO Real
	Return	Pioneer Equity	Pioneer Small
	Portfolio -	Income VCT	Cap Value VCT
	Administrative	Portfolio -	Portfolio -	ProFund VP	ProFund VP
	Class	Class II	Class II	Bull	Europe 30
Net investment income (loss)
Income:
Dividends	$ 275	$ 427	$ - $	95	$ 264
Total investment income	275	427	-	95	264
Expenses:
Mortality, expense risk
and other charges	89	140	9	241	166
Annual administrative charges	1	1	-	9	4
Contingent deferred sales charges	-	-	1	13	18
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	23	49	1	111	77
Amortization of deferred charges	-	-	-	-	-
Total expenses	113	190	11	374	265
Net investment income (loss)	162	237	(11)	(279)	(1)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(65)	(1,049)	(2,985)	(848)	(1,510)
Capital gains distributions	406	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	341	(1,049)	(2,985)	(848)	(1,510)
Net unrealized appreciation
(depreciation) of investments	872	2,633	2,845	3,813	3,915
Net realized and unrealized gain (loss)
on investments	1,213	1,584	(140)	2,965	2,405
Net increase (decrease) in net assets
resulting from operations	$ 1,375	$ 1,821	$ (151) $	2,686	$ 2,404

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
	SEPARATE ACCOUNT B
	Statements of Operations
For the year ended December 31, 2009
	(Dollars in thousands)

		Wells Fargo	Wells Fargo	Wells Fargo	Wells Fargo
	ProFund VP	Advantage	Advantage	Advantage	Advantage
	Rising Rates	Asset Allocation	C&B Large Cap	Equity Income	Large Company
	Opportunity	Fund	Value Fund	Fund	Growth Fund
Net investment income (loss)
Income:
Dividends	$ 76	$ 37	$ 4	$ 10	$ 5
Total investment income	76	37	4	10	5
Expenses:
Mortality, expense risk
and other charges	253	32	4	10	27
Annual administrative charges	6	1	-	-	-
Contingent deferred sales charges	15	-	-	-	-
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	86	17	2	3	13
Amortization of deferred charges	-	-	-	-	-
Total expenses	360	50	6	13	40
Net investment income (loss)	(284)	(13)	(2)	(3)	(35)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(2,153)	(104)	(11)	(30)	(11)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(2,153)	(104)	(11)	(30)	(11)
Net unrealized appreciation
(depreciation) of investments	6,093	324	67	102	524
Net realized and unrealized gain (loss)
on investments	3,940	220	56	72	513
Net increase (decrease) in net assets
resulting from operations	$ 3,656	$ 207	$ 54	$ 69	$ 478

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

     Statements of Operations For the year ended December 31, 2009

(Dollars in thousands)

	Wells Fargo	Wells Fargo	Wells Fargo
	Advantage	Advantage	Advantage
	Money Market	Small Cap	Total Return
	Fund	Growth Fund	Bond Fund
Net investment income (loss)
Income:
Dividends	$ -	$ -	$ 47
Total investment income	-	-	47
Expenses:
Mortality, expense risk
and other charges	1	8	19
Annual administrative charges	-	-	-
Contingent deferred sales charges	-	-	-
Minimum death benefit guarantee charges	-	-	-
Other contract charges	-	4	7
Amortization of deferred charges	-	-	-
Total expenses	1	12	26
Net investment income (loss)	(1)	(12)	21

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	(62)	1
Capital gains distributions	-	-	4
Total realized gain (loss) on investments
and capital gains distributions	-	(62)	5
Net unrealized appreciation
(depreciation) of investments	-	249	65
Net realized and unrealized gain (loss)
on investments	-	187	70
Net increase (decrease) in net assets
resulting from operations	$ (1)	$ 175	$ 91

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

     Statements of Changes in Net Assets For the years ended December 31, 2009 and 2008

(Dollars in thousands)

				Columbia
		BlackRock	Columbia Asset	Federal
	AIM V.I.	Global	Allocation	Securities Fund,
	Leisure Fund -	Allocation V.I.	Fund, Variable	Variable Series
	Series I Shares	Fund - Class III	Series - Class A	- Class A
Net assets at January 1, 2008	$ 42,305	$ -	$ 668	$ 80

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(438)	7,155	10	4
Total realized gain (loss) on investments
and capital gains distributions	4,232	591	71	(6)
Net unrealized appreciation (depreciation)
of investments	(19,898)	(54,254)	(231)	4
Net increase (decrease) in net assets from operations	(16,104)	(46,508)	(150)	2
Changes from principal transactions:
Premiums	48	222,833	-	-
Death Benefits	(251)	(1,171)	(51)	-
Surrenders and withdrawals	(8,138)	222,426	(205)	(55)
Transfers between Divisions
(including fixed account), net	2	220	-	-
Increase (decrease) in net assets derived from
principal transactions	(8,339)	444,308	(256)	(55)
Total increase (decrease) in net assets	(24,443)	397,800	(406)	(53)
Net assets at December 31, 2008	17,862	397,800	262	27

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(152)	(2,728)	7	2
Total realized gain (loss) on investments
and capital gains distributions	(3,132)	(6,491)	(3)	-
Net unrealized appreciation (depreciation)
of investments	7,970	153,606	52	(1)
Net increase (decrease) in net assets from operations	4,686	144,387	56	1
Changes from principal transactions:
Premiums	5	133,817	-	-
Death Benefits	(167)	(4,568)	-	-
Surrenders and withdrawals	(935)	(17,228)	(5)	(6)
Transfers between Divisions
(including fixed account), net	(1,330)	321,397	(5)	-
Increase (decrease) in net assets derived from
principal transactions	(2,427)	433,418	(10)	(6)
Total increase (decrease) in net assets	2,259	577,805	46	(5)
Net assets at December 31, 2009	$ 20,121	$ 975,605	$ 308	$ 22

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

     Statements of Changes in Net Assets For the years ended December 31, 2009 and 2008

(Dollars in thousands)

			Columbia Small
	Columbia Large	Columbia Small	Company	Fidelity® VIP
	Cap Growth	Cap Value	Growth Fund,	Equity-Income
	Fund, Variable	Fund, Variable	Variable Series	Portfolio -
	Series - Class A	Series - Class B	- Class A	Service Class 2
Net assets at January 1, 2008	$ 484	$ 256,889	$ 91	$ 373,387

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(5)	(4,187)	(1)	(605)
Total realized gain (loss) on investments
and capital gains distributions	(1)	23,641	10	(12,351)
Net unrealized appreciation (depreciation)
of investments	(189)	(86,156)	(47)	(132,398)
Net increase (decrease) in net assets from operations	(195)	(66,702)	(38)	(145,354)
Changes from principal transactions:
Premiums	-	97	-	15,056
Death Benefits	(2)	(1,208)	-	(2,590)
Surrenders and withdrawals	(29)	(47,462)	(2)	(73,720)
Transfers between Divisions
(including fixed account), net	-	125	-	277
Increase (decrease) in net assets derived from
principal transactions	(31)	(48,448)	(2)	(60,977)
Total increase (decrease) in net assets	(226)	(115,150)	(40)	(206,331)
Net assets at December 31, 2008	258	141,739	51	167,056

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2)	(2,571)	(1)	(799)
Total realized gain (loss) on investments
and capital gains distributions	(3)	(10,509)	(2)	(20,914)
Net unrealized appreciation (depreciation)
of investments	87	39,355	10	60,712
Net increase (decrease) in net assets from operations	82	26,275	7	38,999
Changes from principal transactions:
Premiums	-	65	-	1,200
Death Benefits	(7)	(1,659)	(17)	(2,297)
Surrenders and withdrawals	(2)	(5,785)	(16)	(8,937)
Transfers between Divisions
(including fixed account), net	-	(10,569)	-	(12,767)
Increase (decrease) in net assets derived from
principal transactions	(9)	(17,948)	(33)	(22,801)
Total increase (decrease) in net assets	73	8,327	(26)	16,198
Net assets at December 31, 2009	$ 331	$ 150,066	$ 25	$ 183,254

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

     Statements of Changes in Net Assets For the years ended December 31, 2009 and 2008

(Dollars in thousands)

	Fidelity® VIP	Franklin Small		ING
	Contrafund®	Cap Value	ING Balanced	Intermediate
	Portfolio -	Securities Fund	Portfolio -	Bond Portfolio -
	Service Class 2	- Class 2	Class S	Class S
Net assets at January 1, 2008	$ 922,587	$ 8,548	$ 9,901	$ 1,068,161

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(11,521)	(16)	151	40,270
Total realized gain (loss) on investments
and capital gains distributions	8,137	520	349	11,087
Net unrealized appreciation (depreciation)
of investments	(467,013)	(3,792)	(3,303)	(189,985)
Net increase (decrease) in net assets from operations	(470,397)	(3,288)	(2,803)	(138,628)
Changes from principal transactions:
Premiums	225,354	3,142	1,422	251,904
Death Benefits	(8,332)	(3)	(254)	(10,787)
Surrenders and withdrawals	(13,373)	(1,153)	(1,867)	(49,564)
Transfers between Divisions
(including fixed account), net	659	-	-	1,214
Increase (decrease) in net assets derived from
principal transactions	204,308	1,986	(699)	192,767
Total increase (decrease) in net assets	(266,089)	(1,302)	(3,502)	54,139
Net assets at December 31, 2008	656,498	7,246	6,399	1,122,300

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(9,570)	16	180	44,578
Total realized gain (loss) on investments
and capital gains distributions	(97,340)	(22)	(448)	(25,677)
Net unrealized appreciation (depreciation)
of investments	315,224	2,746	1,277	77,998
Net increase (decrease) in net assets from operations	208,314	2,740	1,009	96,899
Changes from principal transactions:
Premiums	36,945	2,853	283	67,971
Death Benefits	(5,993)	(129)	(99)	(12,576)
Surrenders and withdrawals	(27,878)	(338)	(408)	(74,361)
Transfers between Divisions
(including fixed account), net	(72,203)	(257)	(285)	41,079
Increase (decrease) in net assets derived from
principal transactions	(69,129)	2,129	(509)	22,113
Total increase (decrease) in net assets	139,185	4,869	500	119,012
Net assets at December 31, 2009	$ 795,683	$ 12,115	$ 6,899	$ 1,241,312

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

     Statements of Changes in Net Assets For the years ended December 31, 2009 and 2008

(Dollars in thousands)

	ING	ING
	AllianceBernstein	AllianceBernstein	ING American
	Mid Cap Growth	Mid Cap Growth	Funds Asset	ING American
	Portfolio - Service	Portfolio - Service 2	Allocation	Funds Bond
	Class	Class	Portfolio	Portfolio
Net assets at January 1, 2008	$ 431,682	$ 18,868	$ -	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(6,542)	(365)	(1,353)	(2,803)
Total realized gain (loss) on investments
and capital gains distributions	62,059	2,344	(1,220)	(1,802)
Net unrealized appreciation (depreciation)
of investments	(240,695)	(10,453)	(22,925)	(15,657)
Net increase (decrease) in net assets from operations	(185,178)	(8,474)	(25,498)	(20,262)
Changes from principal transactions:
Premiums	23,279	197	119,105	161,909
Death Benefits	(6,938)	(93)	(105)	(793)
Surrenders and withdrawals	(71,710)	(1,637)	54,827	111,211
Transfers between Divisions
(including fixed account), net	452	3	40	103
Increase (decrease) in net assets derived from
principal transactions	(54,917)	(1,530)	173,867	272,430
Total increase (decrease) in net assets	(240,095)	(10,004)	148,369	252,168
Net assets at December 31, 2008	191,587	8,864	148,369	252,168

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2,719)	(157)	(2,157)	3,523
Total realized gain (loss) on investments
and capital gains distributions	(154,075)	(7,717)	(1,029)	(1,758)
Net unrealized appreciation (depreciation)
of investments	199,076	9,849	54,499	34,679
Net increase (decrease) in net assets from operations	42,282	1,975	51,313	36,444
Changes from principal transactions:
Premiums	3,748	12	66,114	75,041
Death Benefits	(3,240)	(31)	(2,359)	(2,949)
Surrenders and withdrawals	(8,346)	(151)	(6,172)	(16,202)
Transfers between Divisions
(including fixed account), net	(226,031)	(10,669)	48,943	139,875
Increase (decrease) in net assets derived from
principal transactions	(233,869)	(10,839)	106,526	195,765
Total increase (decrease) in net assets	(191,587)	(8,864)	157,839	232,209
Net assets at December 31, 2009	$ -	$ -	$ 306,208	$ 484,377

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

     Statements of Changes in Net Assets For the years ended December 31, 2009 and 2008

(Dollars in thousands)

				ING American
		ING American	ING American	Funds World
	ING American Funds Growth-		Funds	Allocation
	Funds Growth	Income	International	Portfolio -
	Portfolio	Portfolio	Portfolio	Service Class
Net assets at January 1, 2008	$ 2,455,766	$ 1,595,008	$ 1,548,000	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(33,533)	(12,482)	(6,347)	(23)
Total realized gain (loss) on investments
and capital gains distributions	178,272	59,959	101,181	-
Net unrealized appreciation (depreciation)
of investments	(1,354,204)	(725,097)	(830,068)	386
Net increase (decrease) in net assets from operations	(1,209,465)	(677,620)	(735,234)	363
Changes from principal transactions:
Premiums	414,568	278,361	270,467	10,735
Death Benefits	(22,031)	(15,493)	(12,839)	-
Surrenders and withdrawals	(96,239)	(107,104)	(117,571)	2,030
Transfers between Divisions
(including fixed account), net	1,666	1,733	953	-
Increase (decrease) in net assets derived from
principal transactions	297,964	157,497	141,010	12,765
Total increase (decrease) in net assets	(911,501)	(520,123)	(594,224)	13,128
Net assets at December 31, 2008	1,544,265	1,074,885	953,776	13,128

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(12,912)	(2,549)	10,937	(1,090)
Total realized gain (loss) on investments
and capital gains distributions	201,868	68,958	179,814	2,582
Net unrealized appreciation (depreciation)
of investments	356,847	228,716	174,029	14,266
Net increase (decrease) in net assets from operations	545,803	295,125	364,780	15,758
Changes from principal transactions:
Premiums	112,850	71,842	62,374	32,022
Death Benefits	(19,814)	(18,164)	(12,514)	(381)
Surrenders and withdrawals	(65,388)	(44,684)	(41,254)	(1,313)
Transfers between Divisions
(including fixed account), net	(13,269)	(2,615)	60,133	42,865
Increase (decrease) in net assets derived from
principal transactions	14,379	6,379	68,739	73,193
Total increase (decrease) in net assets	560,182	301,504	433,519	88,951
Net assets at December 31, 2009	$ 2,104,447	$ 1,376,389	$ 1,387,295	$ 102,079

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

     Statements of Changes in Net Assets For the years ended December 31, 2009 and 2008

(Dollars in thousands)

				ING BlackRock
			ING BlackRock	Large Cap
	ING Artio	ING Artio	Inflation	Growth
	Foreign	Foreign	Protected Bond	Portfolio -
	Portfolio -	Portfolio -	Portfolio -	Institutional
	Service Class	Service 2 Class	Service Class	Class
Net assets at January 1, 2008	$ 908,393	$ 74,247	$ -	$ 244

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(17,585)	(1,529)	-	(2)
Total realized gain (loss) on investments
and capital gains distributions	95,942	7,609	-	14
Net unrealized appreciation (depreciation)
of investments	(497,266)	(39,130)	-	(103)
Net increase (decrease) in net assets from operations	(418,909)	(33,050)	-	(91)
Changes from principal transactions:
Premiums	133,540	527	-	-
Death Benefits	(6,321)	(565)	-	-
Surrenders and withdrawals	(118,122)	(2,203)	-	(22)
Transfers between Divisions
(including fixed account), net	688	(1)	-	-
Increase (decrease) in net assets derived from
principal transactions	9,785	(2,242)	-	(22)
Total increase (decrease) in net assets	(409,124)	(35,292)	-	(113)
Net assets at December 31, 2008	499,269	38,955	-	131

Increase (decrease) in net assets
Operations:
Net investment income (loss)	3,851	80	432	-
Total realized gain (loss) on investments
and capital gains distributions	(27,947)	(1,526)	1,080	(11)
Net unrealized appreciation (depreciation)
of investments	106,632	7,567	2,623	49
Net increase (decrease) in net assets from operations	82,536	6,121	4,135	38
Changes from principal transactions:
Premiums	24,582	184	18,430	-
Death Benefits	(5,102)	(305)	(215)	-
Surrenders and withdrawals	(22,455)	(901)	(3,618)	(12)
Transfers between Divisions
(including fixed account), net	22,826	2,683	140,669	(9)
Increase (decrease) in net assets derived from
principal transactions	19,851	1,661	155,266	(21)
Total increase (decrease) in net assets	102,387	7,782	159,401	17
Net assets at December 31, 2009	$ 601,656	$ 46,737	$ 159,401	$ 148

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

     Statements of Changes in Net Assets For the years ended December 31, 2009 and 2008

(Dollars in thousands)

	ING BlackRock	ING BlackRock	ING BlackRock	ING Clarion
	Large Cap	Large Cap	Large Cap	Global Real
	Growth	Value	Value	Estate
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service 2 Class	Service Class
Net assets at January 1, 2008	$ 153,507	$ 57,552	$ 4,303	$ 145,395

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2,917)	(876)	(78)	(3,367)
Total realized gain (loss) on investments
and capital gains distributions	8,373	1,124	184	(9,292)
Net unrealized appreciation (depreciation)
of investments	(69,280)	(18,792)	(1,532)	(69,097)
Net increase (decrease) in net assets from operations	(63,824)	(18,544)	(1,426)	(81,756)
Changes from principal transactions:
Premiums	18,099	12	-	44,889
Death Benefits	(1,914)	(619)	(33)	(1,440)
Surrenders and withdrawals	(11,624)	(10,858)	(638)	11,290
Transfers between Divisions
(including fixed account), net	101	54	6	172
Increase (decrease) in net assets derived from
principal transactions	4,662	(11,411)	(665)	54,911
Total increase (decrease) in net assets	(59,162)	(29,955)	(2,091)	(26,845)
Net assets at December 31, 2008	94,345	27,597	2,212	118,550

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2,504)	(553)	(55)	(4)
Total realized gain (loss) on investments
and capital gains distributions	(12,056)	(3,536)	(108)	(21,929)
Net unrealized appreciation (depreciation)
of investments	42,442	6,048	344	59,954
Net increase (decrease) in net assets from operations	27,882	1,959	181	38,021
Changes from principal transactions:
Premiums	7,152	11	-	10,057
Death Benefits	(1,087)	(536)	(53)	(930)
Surrenders and withdrawals	(5,837)	(1,250)	(101)	(3,988)
Transfers between Divisions
(including fixed account), net	7,710	(2,589)	(50)	(10,674)
Increase (decrease) in net assets derived from
principal transactions	7,938	(4,364)	(204)	(5,535)
Total increase (decrease) in net assets	35,820	(2,405)	(23)	32,486
Net assets at December 31, 2009	$ 130,165	$ 25,192	$ 2,189	$ 151,036

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

     Statements of Changes in Net Assets For the years ended December 31, 2009 and 2008

(Dollars in thousands)

	ING Clarion
	Global Real	ING Clarion	ING Clarion	ING Evergreen
	Estate	Real Estate	Real Estate	Health Sciences
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service 2 Class	Service Class	Service 2 Class	Service Class
Net assets at January 1, 2008	$ 2,736	$ 578,834	$ 30,569	$ 205,635

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(61)	(5,413)	(411)	(4,148)
Total realized gain (loss) on investments
and capital gains distributions	(169)	82,687	4,652	9,968
Net unrealized appreciation (depreciation)
of investments	(1,052)	(269,772)	(15,142)	(75,064)
Net increase (decrease) in net assets from operations	(1,282)	(192,498)	(10,901)	(69,244)
Changes from principal transactions:
Premiums	38	10,443	219	21,772
Death Benefits	(45)	(5,616)	(134)	(1,430)
Surrenders and withdrawals	248	(120,639)	(3,901)	7,981
Transfers between Divisions
(including fixed account), net	-	314	4	35
Increase (decrease) in net assets derived from
principal transactions	241	(115,498)	(3,812)	28,358
Total increase (decrease) in net assets	(1,041)	(307,996)	(14,713)	(40,886)
Net assets at December 31, 2008	1,695	270,838	15,856	164,749

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(10)	3,726	149	(4,420)
Total realized gain (loss) on investments
and capital gains distributions	(229)	(49,240)	(2,219)	(8,794)
Net unrealized appreciation (depreciation)
of investments	807	121,520	6,801	38,662
Net increase (decrease) in net assets from operations	568	76,006	4,731	25,448
Changes from principal transactions:
Premiums	5	1,030	33	9,457
Death Benefits	-	(3,376)	(158)	(1,196)
Surrenders and withdrawals	(73)	(16,270)	(465)	(7,477)
Transfers between Divisions
(including fixed account), net	104	(21,002)	(1,161)	(11,165)
Increase (decrease) in net assets derived from
principal transactions	36	(39,618)	(1,751)	(10,381)
Total increase (decrease) in net assets	604	36,388	2,980	15,067
Net assets at December 31, 2009	$ 2,299	$ 307,226	$ 18,836	$ 179,816

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

     Statements of Changes in Net Assets For the years ended December 31, 2009 and 2008

(Dollars in thousands)

	ING Evergreen	ING Evergreen	ING FMRSM	ING FMRSM
	Omega	Omega	Diversified Mid Diversified Mid
	Portfolio -	Portfolio -	Cap Portfolio -	Cap Portfolio -
	Service Class	Service 2 Class	Service Class	Service 2 Class
Net assets at January 1, 2008	$ 8,527	$ 1,301	$ 1,061,996	$ 47,072

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(152)	(28)	(12,891)	(842)
Total realized gain (loss) on investments
and capital gains distributions	(57)	137	60,933	2,873
Net unrealized appreciation (depreciation)
of investments	(2,013)	(467)	(463,280)	(20,323)
Net increase (decrease) in net assets from operations	(2,222)	(358)	(415,238)	(18,292)
Changes from principal transactions:
Premiums	1,032	-	69,623	224
Death Benefits	(47)	(8)	(13,694)	(400)
Surrenders and withdrawals	1,625	(135)	(122,565)	(3,226)
Transfers between Divisions
(including fixed account), net	1	2	960	9
Increase (decrease) in net assets derived from
principal transactions	2,611	(141)	(65,676)	(3,393)
Total increase (decrease) in net assets	389	(499)	(480,914)	(21,685)
Net assets at December 31, 2008	8,916	802	581,082	25,387

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(889)	(24)	(12,891)	(705)
Total realized gain (loss) on investments
and capital gains distributions	(215)	(26)	(28,190)	(869)
Net unrealized appreciation (depreciation)
of investments	17,391	312	241,241	10,062
Net increase (decrease) in net assets from operations	16,287	262	200,160	8,488
Changes from principal transactions:
Premiums	6,378	-	20,215	79
Death Benefits	(271)	(11)	(9,250)	(372)
Surrenders and withdrawals	(2,612)	(8)	(37,819)	(743)
Transfers between Divisions
(including fixed account), net	64,738	(166)	11,618	(403)
Increase (decrease) in net assets derived from
principal transactions	68,233	(185)	(15,236)	(1,439)
Total increase (decrease) in net assets	84,520	77	184,924	7,049
Net assets at December 31, 2009	$ 93,436	$ 879	$ 766,006	$ 32,436

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

     Statements of Changes in Net Assets For the years ended December 31, 2009 and 2008

(Dollars in thousands)

		ING Franklin	ING Franklin	ING Franklin
	ING Focus 5	Income	Income	Mutual Shares
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service 2 Class	Service Class
Net assets at January 1, 2008	$ 99,541	$ 342,076	$ 9,020	$ 199,485

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(389)	2,763	25	2,201
Total realized gain (loss) on investments
and capital gains distributions	(7,459)	(5,413)	(547)	(6,659)
Net unrealized appreciation (depreciation)
of investments	(76,000)	(125,039)	(2,514)	(82,809)
Net increase (decrease) in net assets from operations	(83,848)	(127,689)	(3,036)	(87,267)
Changes from principal transactions:
Premiums	112,585	71,357	186	42,441
Death Benefits	(668)	(4,670)	(22)	(2,111)
Surrenders and withdrawals	3,132	6,955	(293)	(6,388)
Transfers between Divisions
(including fixed account), net	7	388	(3)	154
Increase (decrease) in net assets derived from
principal transactions	115,056	74,030	(132)	34,096
Total increase (decrease) in net assets	31,208	(53,659)	(3,168)	(53,171)
Net assets at December 31, 2008	130,749	288,417	5,852	146,314

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3,620)	14,845	270	(3,770)
Total realized gain (loss) on investments
and capital gains distributions	(19,278)	(12,855)	(883)	(13,244)
Net unrealized appreciation (depreciation)
of investments	48,080	88,813	2,414	52,591
Net increase (decrease) in net assets from operations	25,182	90,803	1,801	35,577
Changes from principal transactions:
Premiums	13,138	20,434	42	11,316
Death Benefits	(653)	(4,819)	(20)	(2,206)
Surrenders and withdrawals	(3,373)	(18,221)	(115)	(5,918)
Transfers between Divisions
(including fixed account), net	(10,732)	55,039	297	2,456
Increase (decrease) in net assets derived from
principal transactions	(1,620)	52,433	204	5,648
Total increase (decrease) in net assets	23,562	143,236	2,005	41,225
Net assets at December 31, 2009	$ 154,311	$ 431,653	$ 7,857	$ 187,539

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

     Statements of Changes in Net Assets For the years ended December 31, 2009 and 2008

(Dollars in thousands)

	ING Franklin
	Templeton
	Founding	ING Global	ING Global	ING Growth
	Strategy	Resources	Resources	and Income
	Portfolio -	Portfolio -	Portfolio -	Portfolio II -
	Service Class	Service Class	Service 2 Class	Service Class
Net assets at January 1, 2008	$ 520,590	$ 828,047	$ 41,169	$ 352,697

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(16,020)	(5,155)	(428)	(5,239)
Total realized gain (loss) on investments
and capital gains distributions	(5,642)	157,644	7,343	47,518
Net unrealized appreciation (depreciation)
of investments	(305,460)	(567,168)	(24,926)	(219,795)
Net increase (decrease) in net assets from operations	(327,122)	(414,679)	(18,011)	(177,516)
Changes from principal transactions:
Premiums	378,301	151,559	728	7,812
Death Benefits	(4,052)	(6,652)	(251)	(3,753)
Surrenders and withdrawals	115,827	(11,801)	(1,108)	(52,365)
Transfers between Divisions
(including fixed account), net	475	527	4	177
Increase (decrease) in net assets derived from
principal transactions	490,551	133,633	(627)	(48,129)
Total increase (decrease) in net assets	163,429	(281,046)	(18,638)	(225,645)
Net assets at December 31, 2008	684,019	547,001	22,531	127,052

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2,365	(14,498)	(706)	1,668
Total realized gain (loss) on investments
and capital gains distributions	(22,951)	(48,883)	(490)	(163,053)
Net unrealized appreciation (depreciation)
of investments	202,439	251,057	8,414	177,974
Net increase (decrease) in net assets from operations	181,853	187,676	7,218	16,589
Changes from principal transactions:
Premiums	36,831	23,197	58	58
Death Benefits	(6,783)	(5,280)	(267)	(1,169)
Surrenders and withdrawals	(20,041)	(27,040)	(809)	(3,347)
Transfers between Divisions
(including fixed account), net	(25,988)	(33,493)	(242)	(139,183)
Increase (decrease) in net assets derived from
principal transactions	(15,981)	(42,616)	(1,260)	(143,641)
Total increase (decrease) in net assets	165,872	145,060	5,958	(127,052)
Net assets at December 31, 2009	$ 849,891	$ 692,061	$ 28,489	$ -

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

     Statements of Changes in Net Assets For the years ended December 31, 2009 and 2008

(Dollars in thousands)

				ING
		ING Index Plus	ING Index Plus	International
	ING Growth	International	International	Growth
	and Income	Equity	Equity	Opportunities
	Portfolio II -	Portfolio -	Portfolio -	Portfolio -
	Service 2 Class	Service Class	Service 2 Class	Service Class
Net assets at January 1, 2008	$ 25,414	$ 41,029	$ 800	$ 142,378

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(439)	1,178	14	(851)
Total realized gain (loss) on investments
and capital gains distributions	2,995	4,668	93	21,250
Net unrealized appreciation (depreciation)
of investments	(15,817)	(21,719)	(384)	(87,278)
Net increase (decrease) in net assets from operations	(13,261)	(15,873)	(277)	(66,879)
Changes from principal transactions:
Premiums	62	1,354	-	12
Death Benefits	(142)	(272)	(6)	(2,214)
Surrenders and withdrawals	(2,380)	(9,007)	(234)	(20,283)
Transfers between Divisions
(including fixed account), net	15	18	1	155
Increase (decrease) in net assets derived from
principal transactions	(2,445)	(7,907)	(239)	(22,330)
Total increase (decrease) in net assets	(15,706)	(23,780)	(516)	(89,209)
Net assets at December 31, 2008	9,708	17,249	284	53,169

Increase (decrease) in net assets
Operations:
Net investment income (loss)	74	798	12	1,126
Total realized gain (loss) on investments
and capital gains distributions	(13,252)	(18,492)	(303)	(57,152)
Net unrealized appreciation (depreciation)
of investments	14,414	20,269	338	74,924
Net increase (decrease) in net assets from operations	1,236	2,575	47	18,898
Changes from principal transactions:
Premiums	8	188	-	7
Death Benefits	(41)	(160)	-	(998)
Surrenders and withdrawals	(270)	(420)	-	(2,792)
Transfers between Divisions
(including fixed account), net	(10,641)	(19,432)	(331)	(68,284)
Increase (decrease) in net assets derived from
principal transactions	(10,944)	(19,824)	(331)	(72,067)
Total increase (decrease) in net assets	(9,708)	(17,249)	(284)	(53,169)
Net assets at December 31, 2009	$ -	$ -	$ -	$ -

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

     Statements of Changes in Net Assets For the years ended December 31, 2009 and 2008

(Dollars in thousands)

	ING
	International			ING JPMorgan
	Growth	ING Janus	ING Janus	Emerging
	Opportunities	Contrarian	Contrarian	Markets Equity
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service 2 Class	Service Class	Service 2 Class	Service Class
Net assets at January 1, 2008	$ 10,823	$ 784,615	$ 39,413	$ 867,350

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(126)	(11,329)	(689)	835
Total realized gain (loss) on investments
and capital gains distributions	1,765	75,912	3,638	97,310
Net unrealized appreciation (depreciation)
of investments	(7,142)	(482,952)	(22,459)	(565,466)
Net increase (decrease) in net assets from operations	(5,503)	(418,369)	(19,510)	(467,321)
Changes from principal transactions:
Premiums	-	108,758	282	133,882
Death Benefits	(26)	(8,543)	(390)	(6,376)
Surrenders and withdrawals	(841)	(59,259)	(1,044)	(113,007)
Transfers between Divisions
(including fixed account), net	(2)	771	(6)	340
Increase (decrease) in net assets derived from
principal transactions	(869)	41,727	(1,158)	14,839
Total increase (decrease) in net assets	(6,372)	(376,642)	(20,668)	(452,482)
Net assets at December 31, 2008	4,451	407,973	18,745	414,868

Increase (decrease) in net assets
Operations:
Net investment income (loss)	56	(8,213)	(490)	(6,551)
Total realized gain (loss) on investments
and capital gains distributions	(4,645)	(89,271)	(3,292)	11,967
Net unrealized appreciation (depreciation)
of investments	6,204	218,338	9,247	287,371
Net increase (decrease) in net assets from operations	1,615	120,854	5,465	292,787
Changes from principal transactions:
Premiums	-	13,395	43	22,967
Death Benefits	(44)	(4,930)	(186)	(6,490)
Surrenders and withdrawals	(256)	(19,225)	(564)	(23,885)
Transfers between Divisions
(including fixed account), net	(5,766)	(57,794)	(1,647)	(7,800)
Increase (decrease) in net assets derived from
principal transactions	(6,066)	(68,554)	(2,354)	(15,208)
Total increase (decrease) in net assets	(4,451)	52,300	3,111	277,579
Net assets at December 31, 2009	$ -	$ 460,273	$ 21,856	$ 692,447

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

     Statements of Changes in Net Assets For the years ended December 31, 2009 and 2008

(Dollars in thousands)

	ING JPMorgan	ING JPMorgan	ING JPMorgan	ING JPMorgan
	Emerging	Small Cap Core	Small Cap Core	Value
	Markets Equity	Equity	Equity	Opportunities
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service 2 Class	Service Class	Service 2 Class	Service Class
Net assets at January 1, 2008	$ 47,813	$ 236,387	$ 50,959	$ 41,470

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(152)	(3,686)	(992)	272
Total realized gain (loss) on investments
and capital gains distributions	5,170	11,625	4,188	491
Net unrealized appreciation (depreciation)
of investments	(29,383)	(73,261)	(18,127)	(15,071)
Net increase (decrease) in net assets from operations	(24,365)	(65,322)	(14,931)	(14,308)
Changes from principal transactions:
Premiums	424	9,101	64	198
Death Benefits	(372)	(1,567)	(164)	(991)
Surrenders and withdrawals	(2,816)	(52,474)	(5,944)	(8,243)
Transfers between Divisions
(including fixed account), net	2	198	24	98
Increase (decrease) in net assets derived from
principal transactions	(2,762)	(44,742)	(6,020)	(8,938)
Total increase (decrease) in net assets	(27,127)	(110,064)	(20,951)	(23,246)
Net assets at December 31, 2008	20,686	126,323	30,008	18,224

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(456)	(2,930)	(805)	764
Total realized gain (loss) on investments
and capital gains distributions	1,033	(5,968)	(276)	(17,325)
Net unrealized appreciation (depreciation)
of investments	13,106	37,207	7,627	17,502
Net increase (decrease) in net assets from operations	13,683	28,309	6,546	941
Changes from principal transactions:
Premiums	277	2,552	4	7
Death Benefits	(220)	(1,432)	(392)	(155)
Surrenders and withdrawals	(610)	(5,227)	(747)	(1,010)
Transfers between Divisions
(including fixed account), net	(480)	2,998	(1,193)	(18,007)
Increase (decrease) in net assets derived from
principal transactions	(1,033)	(1,109)	(2,328)	(19,165)
Total increase (decrease) in net assets	12,650	27,200	4,218	(18,224)
Net assets at December 31, 2009	$ 33,336	$ 153,523	$ 34,226	$ -

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

     Statements of Changes in Net Assets For the years ended December 31, 2009 and 2008

(Dollars in thousands)

	ING JPMorgan	ING LifeStyle	ING LifeStyle
	Value	Aggressive	Aggressive	ING LifeStyle
	Opportunities	Growth	Growth	Conservative
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service 2 Class	Service Class	Service 2 Class	Service Class
Net assets at January 1, 2008	$ 1,674	$ 1,325,896	$ 4,328	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(9,869)	(31)	(571)
Total realized gain (loss) on investments
and capital gains distributions	78	117,341	193	(189)
Net unrealized appreciation (depreciation)
of investments	(617)	(678,526)	(2,130)	699
Net increase (decrease) in net assets from operations	(539)	(571,054)	(1,968)	(61)
Changes from principal transactions:
Premiums	-	121,061	24	23,180
Death Benefits	(11)	(10,495)	-	(41)
Surrenders and withdrawals	(434)	(115,510)	381	104,743
Transfers between Divisions
(including fixed account), net	-	754	(1)	13
Increase (decrease) in net assets derived from
principal transactions	(445)	(4,190)	404	127,895
Total increase (decrease) in net assets	(984)	(575,244)	(1,564)	127,834
Net assets at December 31, 2008	690	750,652	2,764	127,834

Increase (decrease) in net assets
Operations:
Net investment income (loss)	27	9,848	18	3,551
Total realized gain (loss) on investments
and capital gains distributions	(644)	(360,920)	(1,634)	40,447
Net unrealized appreciation (depreciation)
of investments	648	521,999	2,126	(699)
Net increase (decrease) in net assets from operations	31	170,927	510	43,299
Changes from principal transactions:
Premiums	-	23,899	12	60,229
Death Benefits	-	(7,077)	(5)	(2,283)
Surrenders and withdrawals	(6)	(17,879)	(43)	(7,617)
Transfers between Divisions
(including fixed account), net	(715)	(920,522)	(3,238)	(221,462)
Increase (decrease) in net assets derived from
principal transactions	(721)	(921,579)	(3,274)	(171,133)
Total increase (decrease) in net assets	(690)	(750,652)	(2,764)	(127,834)
Net assets at December 31, 2009	$ -	$ -	$ -	$ -

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

     Statements of Changes in Net Assets For the years ended December 31, 2009 and 2008

(Dollars in thousands)

				ING LifeStyle
	ING LifeStyle	ING LifeStyle	ING LifeStyle	Moderate
	Conservative	Growth	Growth	Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service 2 Class	Service Class	Service 2 Class	Service Class
Net assets at January 1, 2008	$ -	$ 3,874,407	$ 12,286	$ 2,953,955

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(28,650)	(117)	(12,154)
Total realized gain (loss) on investments
and capital gains distributions	-	223,784	591	138,281
Net unrealized appreciation (depreciation)
of investments	-	(1,870,893)	(5,865)	(1,253,846)
Net increase (decrease) in net assets from operations	-	(1,675,759)	(5,391)	(1,127,719)
Changes from principal transactions:
Premiums	-	974,517	61	727,288
Death Benefits	-	(26,560)	(75)	(34,186)
Surrenders and withdrawals	-	(225,129)	2,684	(88,972)
Transfers between Divisions
(including fixed account), net	-	2,516	8	2,364
Increase (decrease) in net assets derived from
principal transactions	-	725,344	2,678	606,494
Total increase (decrease) in net assets	-	(950,415)	(2,713)	(521,225)
Net assets at December 31, 2008	-	2,923,992	9,573	2,432,730

Increase (decrease) in net assets
Operations:
Net investment income (loss)	22	73,667	237	84,707
Total realized gain (loss) on investments
and capital gains distributions	35	(966,479)	(3,732)	(571,622)
Net unrealized appreciation (depreciation)
of investments	-	1,524,090	5,608	988,979
Net increase (decrease) in net assets from operations	57	631,278	2,113	502,064
Changes from principal transactions:
Premiums	-	211,134	74	179,755
Death Benefits	-	(20,169)	-	(23,110)
Surrenders and withdrawals	(17)	(66,516)	(154)	(80,541)
Transfers between Divisions
(including fixed account), net	(40)	(3,679,719)	(11,606)	(3,010,898)
Increase (decrease) in net assets derived from
principal transactions	(57)	(3,555,270)	(11,686)	(2,934,794)
Total increase (decrease) in net assets	-	(2,923,992)	(9,573)	(2,432,730)
Net assets at December 31, 2009	$ -	$ -	$ -	$ -

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

     Statements of Changes in Net Assets For the years ended December 31, 2009 and 2008

(Dollars in thousands)

	ING LifeStyle
	Moderate	ING LifeStyle	ING LifeStyle	ING Limited
	Growth	Moderate	Moderate	Maturity Bond
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service 2 Class	Service Class	Service 2 Class	Service Class
Net assets at January 1, 2008	$ 16,308	$ 1,290,614	$ 13,609	$ 176,466

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(86)	(5,712)	(83)	7,130
Total realized gain (loss) on investments
and capital gains distributions	110	49,634	(336)	(1,888)
Net unrealized appreciation (depreciation)
of investments	(5,855)	(520,340)	(4,334)	(8,045)
Net increase (decrease) in net assets from operations	(5,831)	(476,418)	(4,753)	(2,803)
Changes from principal transactions:
Premiums	87	379,139	175	31
Death Benefits	(268)	(18,641)	(106)	(5,887)
Surrenders and withdrawals	849	225,380	2,392	(37,504)
Transfers between Divisions
(including fixed account), net	8	1,332	(3)	92
Increase (decrease) in net assets derived from
principal transactions	676	587,210	2,458	(43,268)
Total increase (decrease) in net assets	(5,155)	110,792	(2,295)	(46,071)
Net assets at December 31, 2008	11,153	1,401,406	11,314	130,395

Increase (decrease) in net assets
Operations:
Net investment income (loss)	377	60,494	730	3,474
Total realized gain (loss) on investments
and capital gains distributions	(3,790)	(235,236)	(1,707)	(1,994)
Net unrealized appreciation (depreciation)
of investments	5,800	432,533	4,078	4,524
Net increase (decrease) in net assets from operations	2,387	257,791	3,101	6,004
Changes from principal transactions:
Premiums	57	129,732	15	16
Death Benefits	(226)	(18,338)	-	(3,668)
Surrenders and withdrawals	(503)	(55,573)	(251)	(14,710)
Transfers between Divisions
(including fixed account), net	(12,868)	(1,715,018)	(14,179)	(4,289)
Increase (decrease) in net assets derived from
principal transactions	(13,540)	(1,659,197)	(14,415)	(22,651)
Total increase (decrease) in net assets	(11,153)	(1,401,406)	(11,314)	(16,647)
Net assets at December 31, 2009	$ -	$ -	$ -	$ 113,748

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

     Statements of Changes in Net Assets For the years ended December 31, 2009 and 2008

(Dollars in thousands)

			ING Lord	ING Lord
	ING Liquid	ING Liquid	Abbett	Abbett
	Assets	Assets	Affiliated	Affiliated
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service 2 Class	Service Class	Service 2 Class
Net assets at January 1, 2008	$ 1,050,018	$ 24,213	$ 122,006	$ 3,428

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(41,481)	(1,686)	201	(6)
Total realized gain (loss) on investments
and capital gains distributions	-	-	16,416	344
Net unrealized appreciation (depreciation)
of investments	-	-	(57,280)	(1,577)
Net increase (decrease) in net assets from operations	(41,481)	(1,686)	(40,663)	(1,239)
Changes from principal transactions:
Premiums	735,356	53	31	-
Death Benefits	(36,720)	(242)	(1,707)	(26)
Surrenders and withdrawals	617,174	33,949	(21,124)	(273)
Transfers between Divisions
(including fixed account), net	7,120	1	68	2
Increase (decrease) in net assets derived from
principal transactions	1,322,930	33,761	(22,732)	(297)
Total increase (decrease) in net assets	1,281,449	32,075	(63,395)	(1,536)
Net assets at December 31, 2008	2,331,467	56,288	58,611	1,892

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(49,582)	(1,256)	(887)	(37)
Total realized gain (loss) on investments
and capital gains distributions	4,075	87	(5,214)	(178)
Net unrealized appreciation (depreciation)
of investments	-	-	13,521	477
Net increase (decrease) in net assets from operations	(45,507)	(1,169)	7,420	262
Changes from principal transactions:
Premiums	287,399	16	12	-
Death Benefits	(34,309)	(1,027)	(745)	(9)
Surrenders and withdrawals	(443,285)	(8,361)	(3,940)	(26)
Transfers between Divisions
(including fixed account), net	(600,801)	(13,429)	(3,657)	(128)
Increase (decrease) in net assets derived from
principal transactions	(790,996)	(22,801)	(8,330)	(163)
Total increase (decrease) in net assets	(836,503)	(23,970)	(910)	99
Net assets at December 31, 2009	$ 1,494,964	$ 32,318	$ 57,701	$ 1,991

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

     Statements of Changes in Net Assets For the years ended December 31, 2009 and 2008

(Dollars in thousands)

			ING Marsico
	ING Marsico	ING Marsico	International	ING MFS Total
	Growth	Growth	Opportunities	Return
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service 2 Class	Service Class	Service Class
Net assets at January 1, 2008	$ 758,194	$ 26,446	$ 294,956	$ 1,114,781

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(9,204)	(460)	(3,203)	35,236
Total realized gain (loss) on investments
and capital gains distributions	41,314	574	29,184	79,731
Net unrealized appreciation (depreciation)
of investments	(328,018)	(10,684)	(190,583)	(364,961)
Net increase (decrease) in net assets from operations	(295,908)	(10,570)	(164,602)	(249,994)
Changes from principal transactions:
Premiums	40,933	68	51,626	58,464
Death Benefits	(12,388)	(178)	(2,348)	(19,652)
Surrenders and withdrawals	(94,435)	(1,488)	(19,640)	(163,640)
Transfers between Divisions
(including fixed account), net	1,040	(1)	199	780
Increase (decrease) in net assets derived from
principal transactions	(64,850)	(1,599)	29,837	(124,048)
Total increase (decrease) in net assets	(360,758)	(12,169)	(134,765)	(374,042)
Net assets at December 31, 2008	397,436	14,277	160,191	740,739

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(5,973)	(323)	(2,356)	1,590
Total realized gain (loss) on investments
and capital gains distributions	10,411	(133)	(22,978)	(26,042)
Net unrealized appreciation (depreciation)
of investments	92,547	4,078	74,292	131,083
Net increase (decrease) in net assets from operations	96,985	3,622	48,958	106,631
Changes from principal transactions:
Premiums	15,339	24	3,683	27,138
Death Benefits	(8,163)	(136)	(1,841)	(16,531)
Surrenders and withdrawals	(26,564)	(481)	(6,281)	(56,883)
Transfers between Divisions
(including fixed account), net	(14,596)	174	(28,844)	(3,508)
Increase (decrease) in net assets derived from
principal transactions	(33,984)	(419)	(33,283)	(49,784)
Total increase (decrease) in net assets	63,001	3,203	15,675	56,847
Net assets at December 31, 2009	$ 460,437	$ 17,480	$ 175,866	$ 797,586

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

			ING Multi-	ING
			Manager	Oppenheimer
	ING MFS Total	ING MFS	International	Active
	Return	Utilities	Small Cap	Allocation
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service 2 Class	Service Class	Class S	Service Class
Net assets at January 1, 2008	$ 49,366	$ 499,704	$ -	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,231	4,391	(30)	22
Total realized gain (loss) on investments
and capital gains distributions	2,822	69,437	(652)	-
Net unrealized appreciation (depreciation)
of investments	(15,324)	(304,761)	(852)	25
Net increase (decrease) in net assets from operations	(11,271)	(230,933)	(1,534)	47
Changes from principal transactions:
Premiums	102	108,682	2,385	2,909
Death Benefits	(403)	(5,263)	(3)	-
Surrenders and withdrawals	(5,094)	(24,774)	1,788	515
Transfers between Divisions
(including fixed account), net	5	409	-	-
Increase (decrease) in net assets derived from
principal transactions	(5,390)	79,054	4,170	3,424
Total increase (decrease) in net assets	(16,661)	(151,879)	2,636	3,471
Net assets at December 31, 2008	32,705	347,825	2,636	3,471

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(149)	10,552	1,991	(193)
Total realized gain (loss) on investments
and capital gains distributions	(2,166)	(15,443)	172	115
Net unrealized appreciation (depreciation)
of investments	6,589	99,841	852	3,983
Net increase (decrease) in net assets from operations	4,274	94,950	3,015	3,905
Changes from principal transactions:
Premiums	145	21,609	1,480	8,893
Death Benefits	(287)	(3,503)	(149)	(72)
Surrenders and withdrawals	(1,136)	(16,853)	(178)	(290)
Transfers between Divisions
(including fixed account), net	(1,366)	(27,390)	(6,804)	7,625
Increase (decrease) in net assets derived from
principal transactions	(2,644)	(26,137)	(5,651)	16,156
Total increase (decrease) in net assets	1,630	68,813	(2,636)	20,061
Net assets at December 31, 2009	$ 34,335	$ 416,638	$ -	$ 23,532

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

     Statements of Changes in Net Assets For the years ended December 31, 2009 and 2008

(Dollars in thousands)

	ING	ING
	Oppenheimer	Oppenheimer	ING PIMCO	ING PIMCO
	Main Street	Main Street	High Yield	Total Return
	Portfolio® -	Portfolio® -	Portfolio -	Bond Portfolio -
	Service Class	Service 2 Class	Service Class	Service Class
Net assets at January 1, 2008	$ 379,304	$ 4,861	$ 574,507	$ 963,329

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,553	(12)	29,128	16,065
Total realized gain (loss) on investments
and capital gains distributions	17,421	94	(28,548)	26,706
Net unrealized appreciation (depreciation)
of investments	(159,619)	(1,955)	(119,890)	(24,763)
Net increase (decrease) in net assets from operations	(140,645)	(1,873)	(119,310)	18,008
Changes from principal transactions:
Premiums	9,761	26	12,172	544,471
Death Benefits	(6,932)	(41)	(8,960)	(19,557)
Surrenders and withdrawals	(46,260)	(340)	(132,629)	604,672
Transfers between Divisions
(including fixed account), net	236	-	384	1,351
Increase (decrease) in net assets derived from
principal transactions	(43,195)	(355)	(129,033)	1,130,937
Total increase (decrease) in net assets	(183,840)	(2,228)	(248,343)	1,148,945
Net assets at December 31, 2008	195,464	2,633	326,164	2,112,274

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(648)	(21)	22,149	37,843
Total realized gain (loss) on investments
and capital gains distributions	(11,836)	(820)	(18,648)	97,813
Net unrealized appreciation (depreciation)
of investments	25,048	977	132,752	159,164
Net increase (decrease) in net assets from operations	12,564	136	136,253	294,820
Changes from principal transactions:
Premiums	1,625	7	694	226,311
Death Benefits	(2,920)	(61)	(6,389)	(26,940)
Surrenders and withdrawals	(7,205)	(44)	(27,471)	(171,566)
Transfers between Divisions
(including fixed account), net	(199,528)	(2,671)	(29,226)	547,171
Increase (decrease) in net assets derived from
principal transactions	(208,028)	(2,769)	(62,392)	574,976
Total increase (decrease) in net assets	(195,464)	(2,633)	73,861	869,796
Net assets at December 31, 2009	$ -	$ -	$ 400,025	$ 2,982,070

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

     Statements of Changes in Net Assets For the years ended December 31, 2009 and 2008

(Dollars in thousands)

	ING PIMCO		ING Pioneer	ING Retirement
	Total Return	ING Pioneer	Mid Cap Value	Conservative
	Bond Portfolio -	Fund Portfolio -	Portfolio -	Portfolio -
	Service 2 Class	Service Class	Service Class	Adviser Class
Net assets at January 1, 2008	$ 47,659	$ 89,772	$ 648,885	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	248	311	(4,246)	-
Total realized gain (loss) on investments
and capital gains distributions	971	3,267	26,099	-
Net unrealized appreciation (depreciation)
of investments	(534)	(32,243)	(282,330)	-
Net increase (decrease) in net assets from operations	685	(28,665)	(260,477)	-
Changes from principal transactions:
Premiums	530	3,746	38,279	-
Death Benefits	(548)	(590)	(6,276)	-
Surrenders and withdrawals	13,059	(18,609)	73,101	-
Transfers between Divisions
(including fixed account), net	18	73	687	-
Increase (decrease) in net assets derived from
principal transactions	13,059	(15,380)	105,791	-
Total increase (decrease) in net assets	13,744	(44,045)	(154,686)	-
Net assets at December 31, 2008	61,403	45,727	494,199	-

Increase (decrease) in net assets
Operations:
Net investment income (loss)	659	(590)	(6,483)	(1,973)
Total realized gain (loss) on investments
and capital gains distributions	2,662	(2,250)	(21,539)	137
Net unrealized appreciation (depreciation)
of investments	4,065	11,780	130,193	4,284
Net increase (decrease) in net assets from operations	7,386	8,940	102,171	2,448
Changes from principal transactions:
Premiums	141	1,180	15,034	6,260
Death Benefits	(741)	(683)	(7,687)	(376)
Surrenders and withdrawals	(3,914)	(2,538)	(26,451)	(3,853)
Transfers between Divisions
(including fixed account), net	9,612	(678)	(13,280)	395,943
Increase (decrease) in net assets derived from
principal transactions	5,098	(2,719)	(32,384)	397,974
Total increase (decrease) in net assets	12,484	6,221	69,787	400,422
Net assets at December 31, 2009	$ 73,887	$ 51,948	$ 563,986	$ 400,422

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

     Statements of Changes in Net Assets For the years ended December 31, 2009 and 2008

(Dollars in thousands)

		ING Retirement		ING T. Rowe
	ING Retirement	Moderate	ING Retirement	Price Capital
	Growth	Growth	Moderate	Appreciation
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Adviser Class	Adviser Class	Adviser Class	Service Class
Net assets at January 1, 2008	$ -	$ -	$ -	$ 2,706,874

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	-	-	47,843
Total realized gain (loss) on investments
and capital gains distributions	-	-	-	266,409
Net unrealized appreciation (depreciation)
of investments	-	-	-	(1,115,753)
Net increase (decrease) in net assets from operations	-	-	-	(801,501)
Changes from principal transactions:
Premiums	-	-	-	347,161
Death Benefits	-	-	-	(35,146)
Surrenders and withdrawals	-	-	-	(257,446)
Transfers between Divisions
(including fixed account), net	-	-	-	2,090
Increase (decrease) in net assets derived from
principal transactions	-	-	-	56,659
Total increase (decrease) in net assets	-	-	-	(744,842)
Net assets at December 31, 2008	-	-	-	1,962,032

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(23,705)	(15,066)	(8,809)	(12,271)
Total realized gain (loss) on investments
and capital gains distributions	(53)	(177)	(14)	(10,212)
Net unrealized appreciation (depreciation)
of investments	87,859	52,262	25,403	598,703
Net increase (decrease) in net assets from operations	64,101	37,019	16,580	576,220
Changes from principal transactions:
Premiums	26,456	29,643	15,025	109,359
Death Benefits	(7,788)	(6,469)	(4,520)	(27,799)
Surrenders and withdrawals	(23,452)	(19,462)	(14,835)	(125,472)
Transfers between Divisions
(including fixed account), net	4,475,095	3,067,494	1,822,699	19,008
Increase (decrease) in net assets derived from
principal transactions	4,470,311	3,071,206	1,818,369	(24,904)
Total increase (decrease) in net assets	4,534,412	3,108,225	1,834,949	551,316
Net assets at December 31, 2009	$ 4,534,412	$ 3,108,225	$ 1,834,949	$ 2,513,348

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

     Statements of Changes in Net Assets For the years ended December 31, 2009 and 2008

(Dollars in thousands)

	ING T. Rowe	ING T. Rowe	ING T. Rowe
	Price Capital	Price Equity	Price Equity	ING Templeton
	Appreciation	Income	Income	Global Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service 2 Class	Service Class	Service 2 Class	Service Class
Net assets at January 1, 2008	$ 111,811	$ 945,504	$ 34,714	$ 448,072

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,006	14,583	354	(3,928)
Total realized gain (loss) on investments
and capital gains distributions	8,218	66,730	2,322	23,014
Net unrealized appreciation (depreciation)
of investments	(40,232)	(417,963)	(15,168)	(192,003)
Net increase (decrease) in net assets from operations	(31,008)	(336,650)	(12,492)	(172,917)
Changes from principal transactions:
Premiums	535	51,317	154	24,014
Death Benefits	(486)	(11,855)	(113)	(5,219)
Surrenders and withdrawals	(11,331)	(95,089)	(2,123)	(59,735)
Transfers between Divisions
(including fixed account), net	8	733	20	225
Increase (decrease) in net assets derived from
principal transactions	(11,274)	(54,894)	(2,062)	(40,715)
Total increase (decrease) in net assets	(42,282)	(391,544)	(14,554)	(213,632)
Net assets at December 31, 2008	69,529	553,960	20,160	234,440

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(827)	(3,663)	(247)	(380)
Total realized gain (loss) on investments
and capital gains distributions	(2,736)	(13,272)	(1,180)	669
Net unrealized appreciation (depreciation)
of investments	22,878	132,250	5,403	65,048
Net increase (decrease) in net assets from operations	19,315	115,315	3,976	65,337
Changes from principal transactions:
Premiums	213	20,160	65	9,446
Death Benefits	(785)	(9,124)	(165)	(4,188)
Surrenders and withdrawals	(2,865)	(32,322)	(1,062)	(13,670)
Transfers between Divisions
(including fixed account), net	(2,059)	4,571	(535)	8,098
Increase (decrease) in net assets derived from
principal transactions	(5,496)	(16,715)	(1,697)	(314)
Total increase (decrease) in net assets	13,819	98,600	2,279	65,023
Net assets at December 31, 2009	$ 83,348	$ 652,560	$ 22,439	$ 299,463

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

     Statements of Changes in Net Assets For the years ended December 31, 2009 and 2008

(Dollars in thousands)

		ING Van	ING Van	ING Van
	ING Templeton	Kampen Capital	Kampen Capital	Kampen Global
	Global Growth	Growth	Growth	Franchise
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service 2 Class	Service Class	Service 2 Class	Service Class
Net assets at January 1, 2008	$ 8,169	$ 54,233	$ 14,455	$ 339,631

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(108)	(3,132)	(101)	(1,327)
Total realized gain (loss) on investments
and capital gains distributions	373	2,535	2,823	27,416
Net unrealized appreciation (depreciation)
of investments	(3,147)	(105,018)	(3,582)	(126,436)
Net increase (decrease) in net assets from operations	(2,882)	(105,615)	(860)	(100,347)
Changes from principal transactions:
Premiums	76	6,646	14	30,043
Death Benefits	(21)	(1,161)	(12)	(1,843)
Surrenders and withdrawals	(1,604)	156,622	(13,585)	(52,106)
Transfers between Divisions
(including fixed account), net	-	112	-	269
Increase (decrease) in net assets derived from
principal transactions	(1,549)	162,219	(13,583)	(23,637)
Total increase (decrease) in net assets	(4,431)	56,604	(14,443)	(123,984)
Net assets at December 31, 2008	3,738	110,837	12	215,647

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(33)	(1,126)	-	10,144
Total realized gain (loss) on investments
and capital gains distributions	(158)	(69,476)	(1)	164
Net unrealized appreciation (depreciation)
of investments	1,222	94,626	3	43,610
Net increase (decrease) in net assets from operations	1,031	24,024	2	53,918
Changes from principal transactions:
Premiums	18	1,146	-	8,369
Death Benefits	(45)	(1,141)	(4)	(2,260)
Surrenders and withdrawals	(118)	(3,437)	-	(10,640)
Transfers between Divisions
(including fixed account), net	67	(131,429)	(10)	7,570
Increase (decrease) in net assets derived from
principal transactions	(78)	(134,861)	(14)	3,039
Total increase (decrease) in net assets	953	(110,837)	(12)	56,957
Net assets at December 31, 2009	$ 4,691	$ -	$ -	$ 272,604

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

		ING Van	ING Van	ING Van
	ING Van	Kampen Global	Kampen	Kampen
	Kampen Global	Tactical Asset	Growth and	Growth and
	Franchise	Allocation	Income	Income
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service 2 Class	Service Class	Service Class	Service 2 Class
Net assets at January 1, 2008	$ 86,794	$ -	$ 739,205	$ 77,095

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(608)	(6)	10,132	533
Total realized gain (loss) on investments
and capital gains distributions	7,589	(39)	35,543	5,421
Net unrealized appreciation (depreciation)
of investments	(32,223)	101	(274,166)	(30,500)
Net increase (decrease) in net assets from operations	(25,242)	56	(228,491)	(24,546)
Changes from principal transactions:
Premiums	237	1,582	30,636	496
Death Benefits	(643)	-	(14,705)	(415)
Surrenders and withdrawals	(7,921)	1,087	(98,282)	(7,970)
Transfers between Divisions
(including fixed account), net	56	-	593	2
Increase (decrease) in net assets derived from
principal transactions	(8,271)	2,669	(81,758)	(7,887)
Total increase (decrease) in net assets	(33,513)	2,725	(310,249)	(32,433)
Net assets at December 31, 2008	53,281	2,725	428,956	44,662

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2,263	181	(3,853)	(726)
Total realized gain (loss) on investments
and capital gains distributions	1,293	972	(27,909)	(1,677)
Net unrealized appreciation (depreciation)
of investments	8,737	2,795	116,163	11,062
Net increase (decrease) in net assets from operations	12,293	3,948	84,401	8,659
Changes from principal transactions:
Premiums	257	8,159	17,402	139
Death Benefits	(674)	(188)	(9,116)	(476)
Surrenders and withdrawals	(2,650)	(518)	(29,755)	(1,605)
Transfers between Divisions
(including fixed account), net	(1,607)	27,630	(9,714)	(30)
Increase (decrease) in net assets derived from
principal transactions	(4,674)	35,083	(31,183)	(1,972)
Total increase (decrease) in net assets	7,619	39,031	53,218	6,687
Net assets at December 31, 2009	$ 60,900	$ 41,756	$ 482,174	$ 51,349

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

     Statements of Changes in Net Assets For the years ended December 31, 2009 and 2008

(Dollars in thousands)

	ING Wells	ING Wells		ING American
	Fargo Small	Fargo Small		Century Large
	Cap Disciplined	Cap Disciplined	ING Diversified	Company Value
	Portfolio -	Portfolio -	International	Portfolio -
	Service Class	Service 2 Class	Fund - Class R	Service Class
Net assets at January 1, 2008	$ 14,310	$ 641	$ 398	$ 527

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(157)	(9)	17	61
Total realized gain (loss) on investments
and capital gains distributions	345	52	(4)	134
Net unrealized appreciation (depreciation)
of investments	(4,172)	(249)	(181)	(417)
Net increase (decrease) in net assets from operations	(3,984)	(206)	(168)	(222)
Changes from principal transactions:
Premiums	5	-	-	141
Death Benefits	(103)	-	(12)	-
Surrenders and withdrawals	(3,636)	(66)	(37)	(61)
Transfers between Divisions
(including fixed account), net	2	-	1	-
Increase (decrease) in net assets derived from
principal transactions	(3,732)	(66)	(48)	80
Total increase (decrease) in net assets	(7,716)	(272)	(216)	(142)
Net assets at December 31, 2008	6,594	369	182	385

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(189)	(9)	(2)	6
Total realized gain (loss) on investments
and capital gains distributions	(3,325)	(30)	(31)	(401)
Net unrealized appreciation (depreciation)
of investments	5,929	129	82	425
Net increase (decrease) in net assets from operations	2,415	90	49	30
Changes from principal transactions:
Premiums	1,109	-	-	215
Death Benefits	(82)	-	-	-
Surrenders and withdrawals	(424)	(9)	(6)	(6)
Transfers between Divisions
(including fixed account), net	6,917	(25)	(22)	(624)
Increase (decrease) in net assets derived from
principal transactions	7,520	(34)	(28)	(415)
Total increase (decrease) in net assets	9,935	56	21	(385)
Net assets at December 31, 2009	$ 16,529	$ 425	$ 203	$ -

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

     Statements of Changes in Net Assets For the years ended December 31, 2009 and 2008

(Dollars in thousands)

	ING American	ING Baron	ING Columbia
	Century Small-	Small Cap	Small Cap	ING Davis New
	Mid Cap Value	Growth	Value	York Venture
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class
Net assets at January 1, 2008	$ 519	$ 240,630	$ 144,098	$ 182,872

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2)	(4,990)	(3,448)	(3,123)
Total realized gain (loss) on investments
and capital gains distributions	36	5,685	(5,329)	215
Net unrealized appreciation (depreciation)
of investments	(181)	(119,270)	(61,222)	(101,313)
Net increase (decrease) in net assets from operations	(147)	(118,575)	(69,999)	(104,221)
Changes from principal transactions:
Premiums	99	55,059	43,380	73,729
Death Benefits	-	(2,009)	(1,068)	(1,552)
Surrenders and withdrawals	(67)	2,034	19,602	34,895
Transfers between Divisions
(including fixed account), net	-	149	77	177
Increase (decrease) in net assets derived from
principal transactions	32	55,233	61,991	107,249
Total increase (decrease) in net assets	(115)	(63,342)	(8,008)	3,028
Net assets at December 31, 2008	404	177,288	136,090	185,900

Increase (decrease) in net assets
Operations:
Net investment income (loss)	7	(5,832)	(2,055)	(3,984)
Total realized gain (loss) on investments
and capital gains distributions	(116)	(13,593)	(19,844)	(9,833)
Net unrealized appreciation (depreciation)
of investments	688	84,871	53,172	72,285
Net increase (decrease) in net assets from operations	579	65,446	31,273	58,468
Changes from principal transactions:
Premiums	924	20,614	8,372	24,470
Death Benefits	(22)	(2,327)	(1,226)	(2,666)
Surrenders and withdrawals	(86)	(8,850)	(5,581)	(6,718)
Transfers between Divisions
(including fixed account), net	252	36,076	(12,598)	7,541
Increase (decrease) in net assets derived from
principal transactions	1,068	45,513	(11,033)	22,627
Total increase (decrease) in net assets	1,647	110,959	20,240	81,095
Net assets at December 31, 2009	$ 2,051	$ 288,247	$ 156,330	$ 266,995

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

		ING Legg
		Mason Partners	ING Neuberger	ING
	ING JPMorgan	Aggressive	Berman	Oppenheimer
	Mid Cap Value	Growth	Partners	Global
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Initial Class
Net assets at January 1, 2008	$ 23,165	$ 152,199	$ 148,883	$ 14,307

Increase (decrease) in net assets
Operations:
Net investment income (loss)	333	(3,049)	(2,160)	92
Total realized gain (loss) on investments
and capital gains distributions	(450)	2,193	(5,162)	1,069
Net unrealized appreciation (depreciation)
of investments	(12,251)	(56,620)	(61,029)	(6,344)
Net increase (decrease) in net assets from operations	(12,368)	(57,476)	(68,351)	(5,183)
Changes from principal transactions:
Premiums	10,993	4,090	25	(3)
Death Benefits	(411)	(1,289)	(3,114)	(118)
Surrenders and withdrawals	14,247	(18,260)	(19,246)	(2,395)
Transfers between Divisions
(including fixed account), net	38	95	130	3
Increase (decrease) in net assets derived from
principal transactions	24,867	(15,364)	(22,205)	(2,513)
Total increase (decrease) in net assets	12,499	(72,840)	(90,556)	(7,696)
Net assets at December 31, 2008	35,664	79,359	58,327	6,611

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(397)	(2,306)	1,294	73
Total realized gain (loss) on investments
and capital gains distributions	(4,201)	(1,541)	(50,216)	(206)
Net unrealized appreciation (depreciation)
of investments	17,143	24,464	57,119	2,273
Net increase (decrease) in net assets from operations	12,545	20,617	8,197	2,140
Changes from principal transactions:
Premiums	10,696	124	5	(1)
Death Benefits	(447)	(1,011)	(968)	(150)
Surrenders and withdrawals	(2,263)	(2,438)	(2,446)	(915)
Transfers between Divisions
(including fixed account), net	11,720	(7,258)	(63,115)	(270)
Increase (decrease) in net assets derived from
principal transactions	19,706	(10,583)	(66,524)	(1,336)
Total increase (decrease) in net assets	32,251	10,034	(58,327)	804
Net assets at December 31, 2009	$ 67,915	$ 89,393	$ -	$ 7,415

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

		ING
	ING	Oppenheimer
	Oppenheimer	Strategic	ING PIMCO
	Global	Income	Total Return	ING Solution
	Portfolio -	Portfolio -	Portfolio -	2015 Portfolio -
	Service Class	Service Class	Service Class	Service Class
Net assets at January 1, 2008	$ 160,036	$ 10,045	$ 4,744	$ 9,290

Increase (decrease) in net assets
Operations:
Net investment income (loss)	76	495	295	26
Total realized gain (loss) on investments
and capital gains distributions	9,406	33	123	270
Net unrealized appreciation (depreciation)
of investments	(83,530)	(2,559)	(581)	(4,044)
Net increase (decrease) in net assets from operations	(74,048)	(2,031)	(163)	(3,748)
Changes from principal transactions:
Premiums	30,768	2,496	3,764	7,661
Death Benefits	(1,334)	(26)	(49)	(12)
Surrenders and withdrawals	(10,145)	(1,598)	293	(1,942)
Transfers between Divisions
(including fixed account), net	56	-	-	-
Increase (decrease) in net assets derived from
principal transactions	19,345	872	4,008	5,707
Total increase (decrease) in net assets	(54,703)	(1,159)	3,845	1,959
Net assets at December 31, 2008	105,333	8,886	8,589	11,249

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(232)	198	199	319
Total realized gain (loss) on investments
and capital gains distributions	(9,028)	(467)	416	(327)
Net unrealized appreciation (depreciation)
of investments	43,891	1,703	490	2,759
Net increase (decrease) in net assets from operations	34,631	1,434	1,105	2,751
Changes from principal transactions:
Premiums	4,231	422	469	2,599
Death Benefits	(1,105)	(199)	(313)	(13)
Surrenders and withdrawals	(4,401)	(564)	(690)	(395)
Transfers between Divisions				-
(including fixed account), net	(14,313)	(1,432)	469	769
Increase (decrease) in net assets derived from
principal transactions	(15,588)	(1,773)	(65)	2,960
Total increase (decrease) in net assets	19,043	(339)	1,040	5,711
Net assets at December 31, 2009	$ 124,376	$ 8,547	$ 9,629	$ 16,960

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

     Statements of Changes in Net Assets For the years ended December 31, 2009 and 2008

(Dollars in thousands)

				ING Solution
	ING Solution	ING Solution	ING Solution	Income
	2025 Portfolio -	2035 Portfolio -	2045 Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class
Net assets at January 1, 2008	$ 6,508	$ 7,753	$ 1,135	$ 4,657

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(5)	(19)	(4)	34
Total realized gain (loss) on investments
and capital gains distributions	231	229	29	(11)
Net unrealized appreciation (depreciation)
of investments	(3,820)	(4,646)	(729)	(1,126)
Net increase (decrease) in net assets from operations	(3,594)	(4,436)	(704)	(1,103)
Changes from principal transactions:
Premiums	6,839	4,482	848	3,126
Death Benefits	-	-	-	(19)
Surrenders and withdrawals	(615)	155	(54)	(1,192)
Transfers between Divisions
(including fixed account), net	-	-	-	-
Increase (decrease) in net assets derived from
principal transactions	6,224	4,637	794	1,915
Total increase (decrease) in net assets	2,630	201	90	812
Net assets at December 31, 2008	9,138	7,954	1,225	5,469

Increase (decrease) in net assets
Operations:
Net investment income (loss)	250	68	6	242
Total realized gain (loss) on investments
and capital gains distributions	(201)	(782)	(202)	(121)
Net unrealized appreciation (depreciation)
of investments	3,286	2,934	483	754
Net increase (decrease) in net assets from operations	3,335	2,220	287	875
Changes from principal transactions:
Premiums	4,285	1,541	76	742
Death Benefits	-	-	-	(6)
Surrenders and withdrawals	(214)	(624)	(42)	(341)
Transfers between Divisions
(including fixed account), net	305	(56)	(162)	180
Increase (decrease) in net assets derived from
principal transactions	4,376	861	(128)	575
Total increase (decrease) in net assets	7,711	3,081	159	1,450
Net assets at December 31, 2009	$ 16,849	$ 11,035	$ 1,384	$ 6,919
The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

     Statements of Changes in Net Assets For the years ended December 31, 2009 and 2008

(Dollars in thousands)

	ING T. Rowe
	Price	ING T. Rowe
	Diversified Mid	Price Growth	ING Templeton	ING Thornburg
	Cap Growth	Equity	Foreign Equity	Value
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Initial Class
Net assets at January 1, 2008	$ 3,215	$ 35,823	$ 110,579	$ 2,633

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(42)	(352)	(10)	(24)
Total realized gain (loss) on investments
and capital gains distributions	570	(247)	(11,417)	53
Net unrealized appreciation (depreciation)
of investments	(2,542)	(18,202)	(99,767)	(982)
Net increase (decrease) in net assets from operations	(2,014)	(18,801)	(111,194)	(953)
Changes from principal transactions:
Premiums	1,941	12,533	31,221	1
Death Benefits	(6)	(60)	(1,752)	(27)
Surrenders and withdrawals	(46)	927	130,775	(461)
Transfers between Divisions
(including fixed account), net	-	3	97	-
Increase (decrease) in net assets derived from
principal transactions	1,889	13,403	160,341	(487)
Total increase (decrease) in net assets	(125)	(5,398)	49,147	(1,440)
Net assets at December 31, 2008	3,090	30,425	159,726	1,193

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(78)	(1,363)	(4,878)	(6)
Total realized gain (loss) on investments
and capital gains distributions	(161)	(9,856)	(20,024)	(14)
Net unrealized appreciation (depreciation)
of investments	2,763	31,516	71,714	479
Net increase (decrease) in net assets from operations	2,524	20,297	46,812	459
Changes from principal transactions:
Premiums	3,450	5,682	14,002	3
Death Benefits	-	(758)	(2,576)	-
Surrenders and withdrawals	(154)	(2,545)	(6,037)	(106)
Transfers between Divisions
(including fixed account), net	202	44,539	29,301	(70)
Increase (decrease) in net assets derived from
principal transactions	3,498	46,918	34,690	(173)
Total increase (decrease) in net assets	6,022	67,215	81,502	286
Net assets at December 31, 2009	$ 9,112	$ 97,640	$ 241,228	$ 1,479

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

     Statements of Changes in Net Assets For the years ended December 31, 2009 and 2008

(Dollars in thousands)

		ING UBS U.S.	ING Van	ING Van
	ING Thornburg	Large Cap	Kampen	Kampen Equity
	Value	Equity	Comstock	and Income
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Initial Class
Net assets at January 1, 2008	$ 13,460	$ 14,104	$ 221,984	$ 3,542

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(171)	(59)	2,845	(776)
Total realized gain (loss) on investments
and capital gains distributions	(649)	(386)	9,531	148
Net unrealized appreciation (depreciation)
of investments	(3,397)	(4,402)	(93,914)	(1,005)
Net increase (decrease) in net assets from operations	(4,217)	(4,847)	(81,538)	(1,633)
Changes from principal transactions:
Premiums	298	300	15,327	(80,169)
Death Benefits	(24)	(67)	(2,007)	(2,070)
Surrenders and withdrawals	(4,571)	(3,347)	(18,736)	82,272
Transfers between Divisions
(including fixed account), net	2	2	174	134
Increase (decrease) in net assets derived from
principal transactions	(4,295)	(3,112)	(5,242)	167
Total increase (decrease) in net assets	(8,512)	(7,959)	(86,780)	(1,466)
Net assets at December 31, 2008	4,948	6,145	135,204	2,076

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(79)	(77)	(187)	(1,277)
Total realized gain (loss) on investments
and capital gains distributions	(291)	(729)	(11,332)	(37)
Net unrealized appreciation (depreciation)
of investments	2,354	2,302	44,003	447
Net increase (decrease) in net assets from operations	1,984	1,496	32,484	(867)
Changes from principal transactions:
Premiums	621	52	6,129	27,771
Death Benefits	(54)	(182)	(1,803)	(2,774)
Surrenders and withdrawals	(137)	(209)	(5,431)	(9,040)
Transfers between Divisions
(including fixed account), net	354	(799)	(2,312)	(14,845)
Increase (decrease) in net assets derived from
principal transactions	784	(1,138)	(3,417)	1,112
Total increase (decrease) in net assets	2,768	358	29,067	245
Net assets at December 31, 2009	$ 7,716	$ 6,503	$ 164,271	$ 2,321

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

     Statements of Changes in Net Assets For the years ended December 31, 2009 and 2008

(Dollars in thousands)

	ING Van	ING Strategic	ING Strategic	ING Strategic
	Kampen Equity	Allocation	Allocation	Allocation
	and Income	Conservative	Growth	Moderate
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Class S	Class S	Class S
Net assets at January 1, 2008	$ 102,113	$ 1,445	$ 455	$ 862

Increase (decrease) in net assets
Operations:
Net investment income (loss)	7,219	31	8	14
Total realized gain (loss) on investments
and capital gains distributions	6,689	84	72	52
Net unrealized appreciation (depreciation)
of investments	(61,660)	(514)	(358)	(343)
Net increase (decrease) in net assets from operations	(47,752)	(399)	(278)	(277)
Changes from principal transactions:
Premiums	115,558	9,225	335	161
Death Benefits	-	(24)	-	-
Surrenders and withdrawals	7	(9,077)	-	(173)
Transfers between Divisions
(including fixed account), net	-	-	-	-
Increase (decrease) in net assets derived from
principal transactions	115,565	124	335	(12)
Total increase (decrease) in net assets	67,813	(275)	57	(289)
Net assets at December 31, 2008	169,926	1,170	512	573

Increase (decrease) in net assets
Operations:
Net investment income (loss)	86	92	45	41
Total realized gain (loss) on investments
and capital gains distributions	(10,641)	(100)	(46)	(55)
Net unrealized appreciation (depreciation)
of investments	43,914	208	107	108
Net increase (decrease) in net assets from operations	33,359	200	106	94
Changes from principal transactions:
Premiums	(13,729)	8	(29)	6
Death Benefits	-	-	-	-
Surrenders and withdrawals	-	(23)	-	(62)
Transfers between Divisions
(including fixed account), net	-	(2)	-	46
Increase (decrease) in net assets derived from
principal transactions	(13,729)	(17)	(29)	(10)
Total increase (decrease) in net assets	19,630	183	77	84
Net assets at December 31, 2009	$ 189,556	$ 1,353	$ 589	$ 657

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

     Statements of Changes in Net Assets For the years ended December 31, 2009 and 2008

(Dollars in thousands)

	ING Growth	ING Growth
	and Income	and Income	ING GET U.S.	ING GET U.S.
	Portfolio -	Portfolio -	Core Portfolio -	Core Portfolio -
	Class I	Class S	Series 3	Series 4
Net assets at January 1, 2008	$ 150	$ 7,420	$ 49,380	$ 35,860

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	2,729	(14)	195
Total realized gain (loss) on investments
and capital gains distributions	(1)	(10,390)	2,163	3,527
Net unrealized appreciation (depreciation)
of investments	(56)	(112,193)	(4,695)	(6,328)
Net increase (decrease) in net assets from operations	(57)	(119,854)	(2,546)	(2,606)
Changes from principal transactions:
Premiums	1	7,206	(38)	(38)
Death Benefits	-	(2,091)	(792)	(453)
Surrenders and withdrawals	(4)	381,576	(7,220)	(5,783)
Transfers between Divisions
(including fixed account), net	-	449	-	-
Increase (decrease) in net assets derived from
principal transactions	(3)	387,140	(8,050)	(6,274)
Total increase (decrease) in net assets	(60)	267,286	(10,596)	(8,880)
Net assets at December 31, 2008	90	274,706	38,784	26,980

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(2,717)	598	759
Total realized gain (loss) on investments
and capital gains distributions	(4)	(19,572)	(2,939)	(5,630)
Net unrealized appreciation (depreciation)
of investments	28	101,072	2,033	4,620
Net increase (decrease) in net assets from operations	24	78,783	(308)	(251)
Changes from principal transactions:
Premiums	-	3,438	-	(2)
Death Benefits	-	(5,982)	(135)	(343)
Surrenders and withdrawals	(5)	(22,338)	(1,484)	(2,629)
Transfers between Divisions
(including fixed account), net	-	125,252	(36,857)	(23,755)
Increase (decrease) in net assets derived from
principal transactions	(5)	100,370	(38,476)	(26,729)
Total increase (decrease) in net assets	19	179,153	(38,784)	(26,980)
Net assets at December 31, 2009	$ 109	$ 453,859	$ -	$ -

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

     Statements of Changes in Net Assets For the years ended December 31, 2009 and 2008

(Dollars in thousands)

	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.
	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -
	Series 5	Series 6	Series 7	Series 8
Net assets at January 1, 2008	$ 23,310	$ 24,947	$ 16,210	$ 9,955

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(161)	(77)	(41)	(24)
Total realized gain (loss) on investments
and capital gains distributions	2,906	2,948	2,309	1,402
Net unrealized appreciation (depreciation)
of investments	(4,867)	(4,865)	(3,389)	(2,176)
Net increase (decrease) in net assets from operations	(2,122)	(1,994)	(1,121)	(798)
Changes from principal transactions:
Premiums	(49)	(43)	(30)	(19)
Death Benefits	(134)	(186)	(267)	(326)
Surrenders and withdrawals	(4,074)	(4,016)	(2,844)	(1,413)
Transfers between Divisions
(including fixed account), net	-	-	-	-
Increase (decrease) in net assets derived from
principal transactions	(4,257)	(4,245)	(3,141)	(1,758)
Total increase (decrease) in net assets	(6,379)	(6,239)	(4,262)	(2,556)
Net assets at December 31, 2008	16,931	18,708	11,948	7,399

Increase (decrease) in net assets
Operations:
Net investment income (loss)	208	(21)	24	(6)
Total realized gain (loss) on investments
and capital gains distributions	(893)	(1,130)	(441)	(548)
Net unrealized appreciation (depreciation)
of investments	562	997	274	506
Net increase (decrease) in net assets from operations	(123)	(154)	(143)	(48)
Changes from principal transactions:
Premiums	(7)	(7)	-	(1)
Death Benefits	(492)	(180)	(127)	(59)
Surrenders and withdrawals	(1,791)	(3,464)	(846)	(1,727)
Transfers between Divisions
(including fixed account), net	(201)	(485)	(382)	(17)
Increase (decrease) in net assets derived from
principal transactions	(2,491)	(4,136)	(1,355)	(1,804)
Total increase (decrease) in net assets	(2,614)	(4,290)	(1,498)	(1,852)
Net assets at December 31, 2009	$ 14,317	$ 14,418	$ 10,450	$ 5,547

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

     Statements of Changes in Net Assets For the years ended December 31, 2009 and 2008

(Dollars in thousands)

	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.
	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -
	Series 9	Series 10	Series 11	Series 12
Net assets at January 1, 2008	$ 7,521	$ 6,095	$ 8,827	$ 4,014

Increase (decrease) in net assets
Operations:
Net investment income (loss)	7	12	18	(25)
Total realized gain (loss) on investments
and capital gains distributions	1,227	936	1,331	649
Net unrealized appreciation (depreciation)
of investments	(1,766)	(1,310)	(1,525)	(958)
Net increase (decrease) in net assets from operations	(532)	(362)	(176)	(334)
Changes from principal transactions:
Premiums	(2)	(8)	(2)	(8)
Death Benefits	(25)	-	(109)	(3)
Surrenders and withdrawals	(882)	(600)	(832)	(888)
Transfers between Divisions
(including fixed account), net	-	-	-	-
Increase (decrease) in net assets derived from
principal transactions	(909)	(608)	(943)	(899)
Total increase (decrease) in net assets	(1,441)	(970)	(1,119)	(1,233)
Net assets at December 31, 2008	6,080	5,125	7,708	2,781

Increase (decrease) in net assets
Operations:
Net investment income (loss)	17	25	110	28
Total realized gain (loss) on investments
and capital gains distributions	(295)	(248)	(559)	(170)
Net unrealized appreciation (depreciation)
of investments	243	71	218	65
Net increase (decrease) in net assets from operations	(35)	(152)	(231)	(77)
Changes from principal transactions:
Premiums	-	-	-	(1)
Death Benefits	-	(54)	(51)	-
Surrenders and withdrawals	(655)	(775)	(1,699)	(390)
Transfers between Divisions
(including fixed account), net	(246)	(54)	(9)	(81)
Increase (decrease) in net assets derived from
principal transactions	(901)	(883)	(1,759)	(472)
Total increase (decrease) in net assets	(936)	(1,035)	(1,990)	(549)
Net assets at December 31, 2009	$ 5,144	$ 4,090	$ 5,718	$ 2,232

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

     Statements of Changes in Net Assets For the years ended December 31, 2009 and 2008

(Dollars in thousands)

			ING BlackRock
			Science and	ING Dow Jones
			Technology	Euro STOXX
	ING GET U.S.	ING GET U.S.	Opportunities	50 Index
	Core Portfolio -	Core Portfolio -	Portfolio -	Portfolio -
	Series 13	Series 14	Class S	Class A
Net assets at January 1, 2008	$ 36,193	$ 88,486	$ 1,140	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(36)	(257)	(2,008)	-
Total realized gain (loss) on investments
and capital gains distributions	1,413	538	(6,000)	-
Net unrealized appreciation (depreciation)
of investments	(1,623)	41	(42,952)	-
Net increase (decrease) in net assets from operations	(246)	322	(50,960)	-
Changes from principal transactions:
Premiums	(39)	(157)	13,872	-
Death Benefits	(112)	(991)	(457)	-
Surrenders and withdrawals	(12,711)	(11,432)	123,782	-
Transfers between Divisions
(including fixed account), net	-	(1)	49	-
Increase (decrease) in net assets derived from
principal transactions	(12,862)	(12,581)	137,246	-
Total increase (decrease) in net assets	(13,108)	(12,259)	86,286	-
Net assets at December 31, 2008	23,085	76,227	87,426	-

Increase (decrease) in net assets
Operations:
Net investment income (loss)	345	1,296	(3,846)	(3)
Total realized gain (loss) on investments
and capital gains distributions	(484)	(310)	(9,989)	13
Net unrealized appreciation (depreciation)
of investments	(713)	(3,050)	73,814	-
Net increase (decrease) in net assets from operations	(852)	(2,064)	59,979	10
Changes from principal transactions:
Premiums	1	(4)	9,861	47
Death Benefits	(597)	(341)	(881)	-
Surrenders and withdrawals	(5,286)	(22,386)	(6,484)	(1)
Transfers between Divisions
(including fixed account), net	(545)	(6,074)	73,353	552
Increase (decrease) in net assets derived from
principal transactions	(6,427)	(28,805)	75,849	598
Total increase (decrease) in net assets	(7,279)	(30,869)	135,828	608
Net assets at December 31, 2009	$ 15,806	$ 45,358	$ 223,254	$ 608

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

     Statements of Changes in Net Assets For the years ended December 31, 2009 and 2008

(Dollars in thousands)

		ING Global		ING Index Plus
	ING FTSE 100	Equity Option	ING Hang Seng	LargeCap
	Index Portfolio -	Portfolio -	Index Portfolio -	Portfolio -
	Class A	Class S	Class S	Class S
Net assets at January 1, 2008	$ -	$ -	$ -	$ 303,196

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	22	-	(55)
Total realized gain (loss) on investments
and capital gains distributions	-	(1)	-	19,076
Net unrealized appreciation (depreciation)
of investments	-	92	-	(136,091)
Net increase (decrease) in net assets from operations	-	113	-	(117,070)
Changes from principal transactions:
Premiums	-	1,647	-	6,600
Death Benefits	-	-	-	(3,295)
Surrenders and withdrawals	-	284	-	(15,478)
Transfers between Divisions
(including fixed account), net	-	-	-	420
Increase (decrease) in net assets derived from
principal transactions	-	1,931	-	(11,753)
Total increase (decrease) in net assets	-	2,044	-	(128,823)
Net assets at December 31, 2008	-	2,044	-	174,373

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2)	(89)	(170)	1,257
Total realized gain (loss) on investments
and capital gains distributions	-	1,588	764	(20,494)
Net unrealized appreciation (depreciation)
of investments	7	(92)	1,662	49,484
Net increase (decrease) in net assets from operations	5	1,407	2,256	30,247
Changes from principal transactions:
Premiums	428	2,512	2,752	320
Death Benefits	-	(16)	(5)	(3,476)
Surrenders and withdrawals	(1)	(153)	(871)	(14,025)
Transfers between Divisions
(including fixed account), net	323	(5,794)	37,554	(13,102)
Increase (decrease) in net assets derived from
principal transactions	750	(3,451)	39,430	(30,283)
Total increase (decrease) in net assets	755	(2,044)	41,686	(36)
Net assets at December 31, 2009	$ 755	$ -	$ 41,686	$ 174,337

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

     Statements of Changes in Net Assets For the years ended December 31, 2009 and 2008

(Dollars in thousands)

	ING Index Plus	ING Index Plus	ING	ING Japan
	MidCap	SmallCap	International	Equity Index
	Portfolio -	Portfolio -	Index Portfolio -	Portfolio -
	Class S	Class S	Class S	Class A
Net assets at January 1, 2008	$ 232,853	$ 171,833	$ -	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1,912)	(2,197)	46	-
Total realized gain (loss) on investments
and capital gains distributions	11,342	(3,579)	(755)	-
Net unrealized appreciation (depreciation)
of investments	(89,601)	(47,599)	(1,100)	-
Net increase (decrease) in net assets from operations	(80,171)	(53,375)	(1,809)	-
Changes from principal transactions:
Premiums	11,911	6,895	4,176	-
Death Benefits	(1,481)	(807)	(4)	-
Surrenders and withdrawals	(47,608)	(36,030)	3,678	-
Transfers between Divisions
(including fixed account), net	140	96	-	-
Increase (decrease) in net assets derived from
principal transactions	(37,038)	(29,846)	7,850	-
Total increase (decrease) in net assets	(117,209)	(83,221)	6,041	-
Net assets at December 31, 2008	115,644	88,612	6,041	-

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1,184)	(863)	(812)	(2)
Total realized gain (loss) on investments
and capital gains distributions	(15,463)	(11,004)	(531)	(9)
Net unrealized appreciation (depreciation)
of investments	45,570	28,599	8,690	2
Net increase (decrease) in net assets from operations	28,923	16,732	7,347	(9)
Changes from principal transactions:
Premiums	1,130	379	7,089	(375)
Death Benefits	(1,770)	(1,216)	(215)	-
Surrenders and withdrawals	(5,853)	(3,866)	(2,113)	(1)
Transfers between Divisions
(including fixed account), net	(10,349)	(6,173)	51,439	709
Increase (decrease) in net assets derived from
principal transactions	(16,842)	(10,876)	56,200	333
Total increase (decrease) in net assets	12,081	5,856	63,547	324
Net assets at December 31, 2009	$ 127,725	$ 94,468	$ 69,588	$ 324

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

     Statements of Changes in Net Assets For the years ended December 31, 2009 and 2008

(Dollars in thousands)

	ING
	Opportunistic	ING	ING Russell™	ING Russell™
	Large Cap	Opportunistic	Global Large	Large Cap
	Growth	Large Cap	Cap Index 75%	Growth Index
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class S	Class S	Class S	Class S
Net assets at January 1, 2008	$ 629	$ 22,941	$ -	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(4)	(43)	23	-
Total realized gain (loss) on investments
and capital gains distributions	13	2,013	(50)	-
Net unrealized appreciation (depreciation)
of investments	(300)	(9,695)	161	-
Net increase (decrease) in net assets from operations	(291)	(7,725)	134	-
Changes from principal transactions:
Premiums	152	59	2,202	-
Death Benefits	-	(359)	-	-
Surrenders and withdrawals	(140)	(3,358)	389	-
Transfers between Divisions
(including fixed account), net	-	5	-	-
Increase (decrease) in net assets derived from
principal transactions	12	(3,653)	2,591	-
Total increase (decrease) in net assets	(279)	(11,378)	2,725	-
Net assets at December 31, 2008	350	11,563	2,725	-

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	76	40	(1,646)
Total realized gain (loss) on investments
and capital gains distributions	(181)	(1,624)	275	1,187
Net unrealized appreciation (depreciation)
of investments	231	2,712	2,749	21,056
Net increase (decrease) in net assets from operations	49	1,164	3,064	20,597
Changes from principal transactions:
Premiums	14	83	7,436	1,164
Death Benefits	-	(144)	(228)	(1,067)
Surrenders and withdrawals	(4)	(910)	(224)	(3,126)
Transfers between Divisions
(including fixed account), net	(409)	(537)	4,464	124,326
Increase (decrease) in net assets derived from
principal transactions	(399)	(1,508)	11,448	121,297
Total increase (decrease) in net assets	(350)	(344)	14,512	141,894
Net assets at December 31, 2009	$ -	$ 11,219	$ 17,237	$ 141,894

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

     Statements of Changes in Net Assets For the years ended December 31, 2009 and 2008

(Dollars in thousands)

		ING Russell™	ING Russell™
	ING Russell™	Large Cap	Mid Cap	ING Russell™
	Large Cap	Value Index	Growth Index	Mid Cap Index
	Index Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class S	Class S	Class S	Class S
Net assets at January 1, 2008	$ -	$ -	$ -	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	58	-	-	81
Total realized gain (loss) on investments
and capital gains distributions	(2,760)	-	-	(1,525)
Net unrealized appreciation (depreciation)
of investments	(2,334)	-	-	(5,755)
Net increase (decrease) in net assets from operations	(5,036)	-	-	(7,199)
Changes from principal transactions:
Premiums	10,136	-	-	15,114
Death Benefits	(9)	-	-	(166)
Surrenders and withdrawals	17,812	-	-	14,874
Transfers between Divisions
(including fixed account), net	-	-	-	26
Increase (decrease) in net assets derived from
principal transactions	27,939	-	-	29,848
Total increase (decrease) in net assets	22,903	-	-	22,649
Net assets at December 31, 2008	22,903	-	-	22,649

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(4,018)	(225)	(2,272)	(1,252)
Total realized gain (loss) on investments
and capital gains distributions	1,260	367	1,109	(3,279)
Net unrealized appreciation (depreciation)
of investments	58,609	3,245	28,135	21,683
Net increase (decrease) in net assets from operations	55,851	3,387	26,972	17,152
Changes from principal transactions:
Premiums	9,625	882	2,127	13,265
Death Benefits	(3,662)	(201)	(2,564)	(505)
Surrenders and withdrawals	(10,615)	(904)	(5,428)	(1,849)
Transfers between Divisions
(including fixed account), net	298,395	20,841	227,261	34,407
Increase (decrease) in net assets derived from
principal transactions	293,743	20,618	221,396	45,318
Total increase (decrease) in net assets	349,594	24,005	248,368	62,470
Net assets at December 31, 2009	$ 372,497	$ 24,005	$ 248,368	$ 85,119

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

     Statements of Changes in Net Assets For the years ended December 31, 2009 and 2008

(Dollars in thousands)

				ING
				WisdomTreeSM
	ING Russell™	ING Small		Global High-
	Small Cap	Company	ING U.S. Bond	Yielding Equity
	Index Portfolio -	Portfolio -	Index Portfolio -	Index Portfolio -
	Class S	Class S	Class S	Class S
Net assets at January 1, 2008	$ -	$ 2,803	$ -	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(32)	(403)	513	2,343
Total realized gain (loss) on investments
and capital gains distributions	(5,156)	(1,783)	(164)	(3,268)
Net unrealized appreciation (depreciation)
of investments	(23,030)	(10,805)	4,506	(68,858)
Net increase (decrease) in net assets from operations	(28,218)	(12,991)	4,855	(69,783)
Changes from principal transactions:
Premiums	15,916	14,100	33,477	126,979
Death Benefits	(215)	(16)	(389)	(482)
Surrenders and withdrawals	83,014	39,577	139,284	88,264
Transfers between Divisions
(including fixed account), net	30	6	34	73
Increase (decrease) in net assets derived from
principal transactions	98,745	53,667	172,406	214,834
Total increase (decrease) in net assets	70,527	40,676	177,261	145,051
Net assets at December 31, 2008	70,527	43,479	177,261	145,051

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2,194)	(1,011)	(1,098)	(4,597)
Total realized gain (loss) on investments
and capital gains distributions	(12,526)	(8,664)	5,894	(18,171)
Net unrealized appreciation (depreciation)
of investments	34,800	22,788	3,568	68,090
Net increase (decrease) in net assets from operations	20,080	13,113	8,364	45,322
Changes from principal transactions:
Premiums	13,532	9,557	32,415	23,714
Death Benefits	(790)	(283)	(2,781)	(1,523)
Surrenders and withdrawals	(3,886)	(2,451)	(13,899)	(4,528)
Transfers between Divisions
(including fixed account), net	15,237	12,118	50,398	4,997
Increase (decrease) in net assets derived from
principal transactions	24,093	18,941	66,133	22,660
Total increase (decrease) in net assets	44,173	32,054	74,497	67,982
Net assets at December 31, 2009	$ 114,700	$ 75,533	$ 251,758	$ 213,033

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

     Statements of Changes in Net Assets For the years ended December 31, 2009 and 2008

(Dollars in thousands)

	ING			Legg Mason
	International	ING MidCap	ING SmallCap	ClearBridge
	Value	Opportunities	Opportunities	Variable
	Portfolio -	Portfolio -	Portfolio -	Investors
	Class S	Class S	Class S	Portfolio
Net assets at January 1, 2008	$ 13,183	$ 26,412	$ 100,307	$ 169

Increase (decrease) in net assets
Operations:
Net investment income (loss)	155	(4,642)	(1,880)	(1)
Total realized gain (loss) on investments
and capital gains distributions	1,481	2,904	16,360	(14)
Net unrealized appreciation (depreciation)
of investments	(8,028)	(128,278)	(46,306)	(41)
Net increase (decrease) in net assets from operations	(6,392)	(130,016)	(31,826)	(56)
Changes from principal transactions:
Premiums	4,212	12,727	835	1
Death Benefits	(69)	(4,340)	(650)	-
Surrenders and withdrawals	(2,038)	318,336	(17,109)	(41)
Transfers between Divisions
(including fixed account), net	-	233	34	-
Increase (decrease) in net assets derived from
principal transactions	2,105	326,956	(16,890)	(40)
Total increase (decrease) in net assets	(4,287)	196,940	(48,716)	(96)
Net assets at December 31, 2008	8,896	223,352	51,591	73

Increase (decrease) in net assets
Operations:
Net investment income (loss)	12	(5,399)	(1,403)	-
Total realized gain (loss) on investments
and capital gains distributions	(1,275)	(15,469)	(893)	(7)
Net unrealized appreciation (depreciation)
of investments	3,426	101,185	15,414	22
Net increase (decrease) in net assets from operations	2,163	80,317	13,118	15
Changes from principal transactions:
Premiums	739	6,514	257	-
Death Benefits	(74)	(5,053)	(532)	-
Surrenders and withdrawals	(227)	(15,932)	(2,604)	(8)
Transfers between Divisions
(including fixed account), net	(779)	7,932	(2,389)	-
Increase (decrease) in net assets derived from
principal transactions	(341)	(6,539)	(5,268)	(8)
Total increase (decrease) in net assets	1,822	73,778	7,850	7
Net assets at December 31, 2009	$ 10,718	$ 297,130	$ 59,441	$ 80

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

	Legg Mason
	Global Currents
	Variable	Legg Mason	Legg Mason	Oppenheimer
	International	Western Asset	Western Asset	Main Street
	All Cap	Variable High	Variable Money	Small Cap
	Opportunity	Income	Market	Fund®/VA -
	Portfolio	Portfolio	Portfolio	Service Class
Net assets at January 1, 2008	$ 104	$ 110	$ 166	$ 1,323

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	7	(1)	(11)
Total realized gain (loss) on investments
and capital gains distributions	(27)	(1)	-	22
Net unrealized appreciation (depreciation)
of investments	(9)	(30)	-	(523)
Net increase (decrease) in net assets from operations	(36)	(24)	(1)	(512)
Changes from principal transactions:
Premiums	1	-	-	246
Death Benefits	-	-	-	(25)
Surrenders and withdrawals	(30)	(35)	(142)	(210)
Transfers between Divisions
(including fixed account), net	-	-	-	-
Increase (decrease) in net assets derived from
principal transactions	(29)	(35)	(142)	11
Total increase (decrease) in net assets	(65)	(59)	(143)	(501)
Net assets at December 31, 2008	39	51	23	822

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	7	-	(11)
Total realized gain (loss) on investments
and capital gains distributions	(7)	(2)	-	(77)
Net unrealized appreciation (depreciation)
of investments	17	23	-	471
Net increase (decrease) in net assets from operations	9	28	-	383
Changes from principal transactions:
Premiums	-	-	-	238
Death Benefits	-	-	-	-
Surrenders and withdrawals	(2)	(1)	-	(79)
Transfers between Divisions
(including fixed account), net	-	-	-	236
Increase (decrease) in net assets derived from
principal transactions	(2)	(1)	-	395
Total increase (decrease) in net assets	7	27	-	778
Net assets at December 31, 2009	$ 46	$ 78	$ 23	$ 1,600

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

	PIMCO Real
	Return	Pioneer Equity	Pioneer Small
	Portfolio -	Income VCT	Cap Value VCT
	Administrative	Portfolio -	Portfolio -	ProFund VP
	Class	Class II	Class II	Bull
Net assets at January 1, 2008	$ 2,430	$ 16,338	$ 4,873	$ 30,062

Increase (decrease) in net assets
Operations:
Net investment income (loss)	140	215	(52)	(521)
Total realized gain (loss) on investments
and capital gains distributions	(5)	818	(47)	(191)
Net unrealized appreciation (depreciation)
of investments	(981)	(6,571)	(1,586)	(9,414)
Net increase (decrease) in net assets from operations	(846)	(5,538)	(1,685)	(10,126)
Changes from principal transactions:
Premiums	3,930	4,145	-	10
Death Benefits	-	(7)	(130)	(211)
Surrenders and withdrawals	1,998	(1,626)	(688)	(5,680)
Transfers between Divisions
(including fixed account), net	3	11	18	(9)
Increase (decrease) in net assets derived from
principal transactions	5,931	2,523	(800)	(5,890)
Total increase (decrease) in net assets	5,085	(3,015)	(2,485)	(16,016)
Net assets at December 31, 2008	7,515	13,323	2,388	14,046

Increase (decrease) in net assets
Operations:
Net investment income (loss)	162	237	(11)	(279)
Total realized gain (loss) on investments
and capital gains distributions	341	(1,049)	(2,985)	(848)
Net unrealized appreciation (depreciation)
of investments	872	2,633	2,845	3,813
Net increase (decrease) in net assets from operations	1,375	1,821	(151)	2,686
Changes from principal transactions:
Premiums	1,304	2,039	-	(1)
Death Benefits	(37)	(48)	(6)	(311)
Surrenders and withdrawals	(645)	(595)	(95)	(694)
Transfers between Divisions
(including fixed account), net	1,704	(1,511)	(2,136)	(410)
Increase (decrease) in net assets derived from
principal transactions	2,326	(115)	(2,237)	(1,416)
Total increase (decrease) in net assets	3,701	1,706	(2,388)	1,270
Net assets at December 31, 2009	$ 11,216	$ 15,029	$ -	$ 15,316

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

			Wells Fargo	Wells Fargo
		ProFund VP	Advantage	Advantage
	ProFund VP	Rising Rates	Asset Allocation	C&B Large Cap
	Europe 30	Opportunity	Fund	Value Fund
Net assets at January 1, 2008	$ 23,421	$ 30,230	$ 3,282	$ 489

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(59)	645	(4)	(5)
Total realized gain (loss) on investments
and capital gains distributions	2,168	(2,446)	204	(1)
Net unrealized appreciation (depreciation)
of investments	(11,280)	(7,148)	(1,153)	(149)
Net increase (decrease) in net assets from operations	(9,171)	(8,949)	(953)	(155)
Changes from principal transactions:
Premiums	10	10	-	-
Death Benefits	(101)	(354)	(8)	-
Surrenders and withdrawals	(4,320)	(7,744)	(332)	(101)
Transfers between Divisions
(including fixed account), net	(4)	6	-	-
Increase (decrease) in net assets derived from
principal transactions	(4,415)	(8,082)	(340)	(101)
Total increase (decrease) in net assets	(13,586)	(17,031)	(1,293)	(256)
Net assets at December 31, 2008	9,835	13,199	1,989	233

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	(284)	(13)	(2)
Total realized gain (loss) on investments
and capital gains distributions	(1,510)	(2,153)	(104)	(11)
Net unrealized appreciation (depreciation)
of investments	3,915	6,093	324	67
Net increase (decrease) in net assets from operations	2,404	3,656	207	54
Changes from principal transactions:
Premiums	1	2	-	-
Death Benefits	(483)	(228)	-	-
Surrenders and withdrawals	(682)	(1,019)	(166)	(14)
Transfers between Divisions
(including fixed account), net	(631)	(1,307)	(21)	(35)
Increase (decrease) in net assets derived from
principal transactions	(1,795)	(2,552)	(187)	(49)
Total increase (decrease) in net assets	609	1,104	20	5
Net assets at December 31, 2009	$ 10,444	$ 14,303	$ 2,009	$ 238

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

	Wells Fargo	Wells Fargo	Wells Fargo	Wells Fargo
	Advantage	Advantage	Advantage	Advantage
	Equity Income	Large Company	Money Market	Small Cap
	Fund	Growth Fund	Fund	Growth Fund
Net assets at January 1, 2008	$ 1,004	$ 2,681	$ 127	$ 884

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(5)	(48)	(1)	(16)
Total realized gain (loss) on investments
and capital gains distributions	99	3	-	179
Net unrealized appreciation (depreciation)
of investments	(456)	(940)	-	(508)
Net increase (decrease) in net assets from operations	(362)	(985)	(1)	(345)
Changes from principal transactions:
Premiums	-	-	-	-
Death Benefits	-	(42)	-	(8)
Surrenders and withdrawals	(113)	(346)	(83)	(112)
Transfers between Divisions
(including fixed account), net	-	-	-	-
Increase (decrease) in net assets derived from
principal transactions	(113)	(388)	(83)	(120)
Total increase (decrease) in net assets	(475)	(1,373)	(84)	(465)
Net assets at December 31, 2008	529	1,308	43	419

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3)	(35)	(1)	(12)
Total realized gain (loss) on investments
and capital gains distributions	(30)	(11)	-	(62)
Net unrealized appreciation (depreciation)
of investments	102	524	-	249
Net increase (decrease) in net assets from operations	69	478	(1)	175
Changes from principal transactions:
Premiums	-	-	-	-
Death Benefits	-	-	-	-
Surrenders and withdrawals	(40)	(124)	(6)	(80)
Transfers between Divisions
(including fixed account), net	(3)	(133)	-	(50)
Increase (decrease) in net assets derived from
principal transactions	(43)	(257)	(6)	(130)
Total increase (decrease) in net assets	26	221	(7)	45
Net assets at December 31, 2009	$ 555	$ 1,529	$ 36	$ 464

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

     Statements of Changes in Net Assets For the years ended December 31, 2009 and 2008

(Dollars in thousands)

Wells Fargo
Advantage Total
Return Bond
Fund
Net assets at January 1, 2008	$ 1,314

Increase (decrease) in net assets
Operations:
Net investment income (loss)	30
Total realized gain (loss) on investments
and capital gains distributions	(9)
Net unrealized appreciation (depreciation)
of investments	(21)
Net increase (decrease) in net assets from operations	-
Changes from principal transactions:
Premiums	-
Death Benefits	-
Surrenders and withdrawals	(285)
Transfers between Divisions
(including fixed account), net	-
Increase (decrease) in net assets derived from
principal transactions	(285)
Total increase (decrease) in net assets	(285)
Net assets at December 31, 2008	1,029

Increase (decrease) in net assets
Operations:
Net investment income (loss)	21
Total realized gain (loss) on investments
and capital gains distributions	5
Net unrealized appreciation (depreciation)
of investments	65
Net increase (decrease) in net assets from operations	91
Changes from principal transactions:
Premiums	-
Death Benefits	-
Surrenders and withdrawals	(69)
Transfers between Divisions
(including fixed account), net	29
Increase (decrease) in net assets derived from
principal transactions	(40)
Total increase (decrease) in net assets	51
Net assets at December 31, 2009	$ 1,080

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

Notes to Financial Statements

1. Organization

ING USA Annuity and Life Insurance Company Separate Account B (the “Account”) was established by ING USA Annuity and Life Insurance Company (“ING USA” or the “Company”) to support the operations of variable annuity contracts (“Contracts”). The Company is an indirect, wholly owned subsidiary of ING America Insurance Holdings, Inc. (“ING AIH”) an insurance holding company domiciled in the State of Delaware. ING AIH is an indirect wholly owned subsidiary of ING Groep, N.V. (“ING”), a global financial services holding company based in The Netherlands.

As part of a restructuring plan approved by the European Commission (“EC”), ING has agreed to separate its banking and insurance businesses by 2013. ING intends to achieve this separation over the next four years by divestment of its insurance and investment management operations, including the Account. ING has announced that it will explore all options for implementing the separation including initial public offerings, sales, or combinations thereof.

During 2009, the Account offered ING Architect Contracts, ING GoldenSelect Contracts, and ING Retirement Solutions Rollover Choice Contracts (collectively, the “Contracts”). ING GoldenSelect Contracts included Access, Premium Plus, ESII, and Landmark.

The Account includes the following discontinued offerings:

ING GoldenSelect Contracts:
Access One (September 2003)
DVA and DVA Series 100 (May 2000)
DVA 80 (May 1991)
DVA Plus (January 2004)
Generations (October 2008)
Granite PrimElite (May 2001)
Opportunities and Legends (March 2007)
Value (June 2003)
ING Simplicity Contracts (August 2007)
ING SmartDesign Contracts:
Variable Annuity, Advantage and Signature (April 2008)
Wells Fargo ING Contracts:
Opportunities and Landmark (June 2006)
ING Customized Solutions Focus Contracts (September 2004)

The Account also includes The Fund For Life Division, which is not included in the accompanying financial statements, and which ceased to accept new Contracts effective December 31, 1994.

The Account is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. ING USA provides for variable accumulation and benefits under the Contracts by crediting annuity considerations to one or more divisions within the Account or the ING USA guaranteed interest division, the ING USA fixed interest division, and the fixed separate account,

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

Notes to Financial Statements

which are not part of the Account, as directed by the contractowners. The portion of the Account’s assets applicable to Contracts will not be charged with liabilities arising out of any other business ING USA may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of ING USA. The assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of ING USA.

At December 31, 2009, the Account had 161 investment divisions (the “Divisions”), 27 of which invest in independently managed mutual fund portfolios and 134 of which invest in mutual fund portfolios managed by affiliates, either Directed Services LLC (“DSL”) or ING Investments, LLC (“IIL”). The assets in each Division are invested in shares of a designated mutual fund (“Fund”) of various investment trusts (the “Trusts”). Investment Divisions at December 31, 2009 and related Trusts are as follows:

AIM Variable Insurance Funds:
AIM V.I. Leisure Fund - Series I Shares
BlackRock Variable Series Funds, Inc.:
BlackRock Global Allocation V.I. Fund - Class III*
Columbia Funds Variable Insurance Trust:
Columbia Asset Allocation Fund, Variable Series -
Class A
Columbia Federal Securities Fund, Variable Series -
Class A
Columbia Large Cap Growth Fund, Variable Series -
Class A
Columbia Small Cap Value Fund, Variable Series -
Class B
Columbia Small Company Growth Fund, Variable
Series - Class A
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Service
Class 2
Fidelity® Variable Insurance Products II:
Fidelity® VIP Contrafund® Portfolio - Service Class 2
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value Securities Fund - Class 2
ING Balanced Portfolio, Inc.:
ING Balanced Portfolio - Class S
ING Intermediate Bond Portfolio:
ING Intermediate Bond Portfolio - Class S
ING Investors Trust:
ING American Funds Asset Allocation Portfolio*
ING American Funds Bond Portfolio*
ING American Funds Growth Portfolio
ING American Funds Growth-Income Portfolio
ING American Funds International Portfolio
ING American Funds World Allocation Portfolio -
Service Class*
ING Artio Foreign Portfolio - Service Class
ING Artio Foreign Portfolio - Service 2 Class
ING BlackRock Inflation Protected Bond Portfolio -
Service Class**
ING BlackRock Large Cap Growth Portfolio -
Institutional Class
ING BlackRock Large Cap Growth Portfolio - Service

ING Investors Trust (continued):
ING BlackRock Large Cap Value Portfolio - Service
Class
ING BlackRock Large Cap Value Portfolio -
Service 2 Class
ING Clarion Global Real Estate Portfolio - Service
Class
ING Clarion Global Real Estate Portfolio - Service 2
Class
ING Clarion Real Estate Portfolio - Service Class
ING Clarion Real Estate Portfolio - Service 2 Class
ING Evergreen Health Sciences Portfolio - Service
Class
ING Evergreen Omega Portfolio - Service Class
ING Evergreen Omega Portfolio - Service 2 Class
ING FMRSM Diversified Mid Cap Portfolio - Service
Class
ING FMRSM Diversified Mid Cap Portfolio -
Service 2 Class
ING Focus 5 Portfolio - Service Class
ING Franklin Income Portfolio - Service Class
ING Franklin Income Portfolio - Service 2 Class
ING Franklin Mutual Shares Portfolio - Service
Class
ING Franklin Templeton Founding Strategy
Portfolio - Service Class
ING Global Resources Portfolio - Service Class
ING Global Resources Portfolio - Service 2 Class
ING Janus Contrarian Portfolio - Service Class
ING Janus Contrarian Portfolio - Service 2 Class
ING JPMorgan Emerging Markets Equity Portfolio -
Service Class
ING JPMorgan Emerging Markets Equity Portfolio -
Service 2 Class
ING JPMorgan Small Cap Core Equity Portfolio -
Service Class
ING JPMorgan Small Cap Core Equity Portfolio -
Service 2 Class
ING Limited Maturity Bond Portfolio - Service Class
ING Liquid Assets Portfolio - Service Class
ING Liquid Assets Portfolio - Service 2 Class

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

Notes to Financial Statements

Class

ING Lord Abbett Affiliated Portfolio - Service Class

ING USA ANNUITY AND LIFE INSURANCE COMPANY

SEPARATE ACCOUNT B Notes to Financial Statements

ING Investors Trust (continued):

     ING Lord Abbett Affiliated Portfolio - Service 2 Class ING Marsico Growth Portfolio - Service Class ING Marsico Growth Portfolio - Service 2 Class ING Marsico International Opportunities Portfolio -Service Class ING MFS Total Return Portfolio - Service Class ING MFS Total Return Portfolio - Service 2 Class ING MFS Utilities Portfolio - Service Class ING Oppenheimer Active Allocation Portfolio -Service Class* ING PIMCO High Yield Portfolio - Service Class ING PIMCO Total Return Bond Portfolio - Service Class ING PIMCO Total Return Bond Portfolio - Service 2 Class ING Pioneer Fund Portfolio - Service Class ING Pioneer Mid Cap Value Portfolio - Service Class ING Retirement Conservative Portfolio - Adviser Class** ING Retirement Growth Portfolio - Adviser Class** ING Retirement Moderate Growth Portfolio - Adviser Class** ING Retirement Moderate Portfolio - Adviser Class** ING T. Rowe Price Capital Appreciation Portfolio -Service Class ING T. Rowe Price Capital Appreciation Portfolio -Service 2 Class ING T. Rowe Price Equity Income Portfolio - Service Class ING T. Rowe Price Equity Income Portfolio - Service 2 Class ING Templeton Global Growth Portfolio - Service Class ING Templeton Global Growth Portfolio - Service 2 Class ING Van Kampen Global Franchise Portfolio - Service Class ING Van Kampen Global Franchise Portfolio -Service 2 Class ING Van Kampen Global Tactical Asset Allocation Portfolio - Service Class* ING Van Kampen Growth and Income Portfolio -Service Class ING Van Kampen Growth and Income Portfolio -Service 2 Class ING Wells Fargo Small Cap Disciplined Portfolio -Service Class ING Wells Fargo Small Cap Disciplined Portfolio -Service 2 Class ING Mutual Funds: ING Diversified International Fund - Class R

ING Partners, Inc.:

ING American Century Small-Mid Cap Value Portfolio - Service Class

ING Baron Small Cap Growth Portfolio - Service Class ING Columbia Small Cap Value Portfolio - Service Class

ING Partners, Inc. (continued):
ING Davis New York Venture Portfolio - Service
Class
ING JPMorgan Mid Cap Value Portfolio - Service
Class
ING Legg Mason Partners Aggressive Growth
Portfolio - Service Class
ING Oppenheimer Global Portfolio - Initial Class
ING Oppenheimer Global Portfolio - Service Class
ING Oppenheimer Strategic Income Portfolio -
Service Class
ING PIMCO Total Return Portfolio - Service Class
ING Solution 2015 Portfolio - Service Class
ING Solution 2025 Portfolio - Service Class
ING Solution 2035 Portfolio - Service Class
ING Solution 2045 Portfolio - Service Class
ING Solution Income Portfolio - Service Class
ING T. Rowe Price Diversified Mid Cap Growth
Portfolio - Service Class
ING T. Rowe Price Growth Equity Portfolio - Service
Class
ING Templeton Foreign Equity Portfolio - Service
Class
ING Thornburg Value Portfolio - Initial Class
ING Thornburg Value Portfolio - Service Class
ING UBS U.S. Large Cap Equity Portfolio - Service
Class
ING Van Kampen Comstock Portfolio - Service
Class
ING Van Kampen Equity and Income Portfolio -
Initial Class
ING Van Kampen Equity and Income Portfolio -
Service Class
ING Strategic Allocation Portfolios, Inc.:
ING Strategic Allocation Conservative Portfolio -
Class S
ING Strategic Allocation Growth Portfolio - Class S
ING Strategic Allocation Moderate Portfolio -
Class S
ING Variable Funds:
ING Growth and Income Portfolio - Class I
ING Growth and Income Portfolio - Class S
ING Variable Insurance Trust:
ING GET U.S. Core Portfolio - Series 5
ING GET U.S. Core Portfolio - Series 6
ING GET U.S. Core Portfolio - Series 7
ING GET U.S. Core Portfolio - Series 8
ING GET U.S. Core Portfolio - Series 9
ING GET U.S. Core Portfolio - Series 10
ING GET U.S. Core Portfolio - Series 11
ING GET U.S. Core Portfolio - Series 12
ING GET U.S. Core Portfolio - Series 13
ING GET U.S. Core Portfolio - Series 14
ING Variable Portfolios, Inc.:
ING BlackRock Science and Technology
Opportunities Portfolio - Class S
ING Dow Jones Euro STOXX 50 Index Portfolio -
Class A**

ING USA ANNUITY AND LIFE INSURANCE COMPANY

SEPARATE ACCOUNT B Notes to Financial Statements

ING Variable Portfolios, Inc. (continued): ING FTSE 100 Index Portfolio - Class A** ING Hang Seng Index Portfolio - Class S** ING Index Plus LargeCap Portfolio - Class S

ING Index Plus MidCap Portfolio - Class S ING Index Plus SmallCap Portfolio - Class S ING International Index Portfolio - Class S* ING Japan Equity Index Portfolio - Class A** ING Opportunistic Large Cap Portfolio - Class S

ING Russell™ Global Large Cap Index 75% Portfolio -Class S* ING Russell™ Large Cap Growth Index Portfolio -Class S** ING Russell™ Large Cap Index Portfolio - Class S* ING Russell™ Large Cap Value Index Portfolio -Class S** ING Russell™ Mid Cap Growth Index Portfolio -Class S** ING Russell™ Mid Cap Index Portfolio - Class S* ING Russell™ Small Cap Index Portfolio - Class S* ING Small Company Portfolio - Class S

ING U.S. Bond Index Portfolio - Class S*

     ING WisdomTreeSM Global High-Yielding Equity Index Portfolio - Class S* ING Variable Products Trust: ING International Value Portfolio - Class S

ING MidCap Opportunities Portfolio - Class S ING SmallCap Opportunities Portfolio - Class S

Legg Mason Partners Variable Equity Trust:

Legg Mason Partners Variable Income Trust:
Legg Mason Western Asset Variable High Income
Portfolio
Legg Mason Western Asset Variable Money Market
Portfolio
Oppenheimer Variable Account Funds:
Oppenheimer Main Street Small Cap Fund®/VA -
Service Class
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio - Administrative Class
Pioneer Variable Contracts Trust:
Pioneer Equity Income VCT Portfolio - Class II
ProFunds:
ProFund VP Bull
ProFund VP Europe 30
ProFund VP Rising Rates Opportunity
Wells Fargo Funds Trust:
Wells Fargo Advantage Asset Allocation Fund
Wells Fargo Advantage C&B Large Cap Value Fund
Wells Fargo Advantage Equity Income Fund
Wells Fargo Advantage Large Company Growth
Fund
Wells Fargo Advantage Money Market Fund
Wells Fargo Advantage Small Cap Growth Fund
Wells Fargo Advantage Total Return Bond Fund

* Division became available in 2008
** Division became available in 2009

Legg Mason ClearBridge Variable Investors Portfolio Legg Mason Global Currents Variable International All Cap Opportunity Portfolio

The names of certain Divisions were changed during 2009. The following is a summary of current and former names for those Divisions:

Current Name

ING Balanced Portfolio, Inc.: ING Balanced Portfolio - Class S ING Intermediate Bond Portfolio:

     ING Intermediate Bond Portfolio - Class S ING Investors Trust: ING Artio Foreign Portfolio - Service Class ING Artio Foreign Portfolio - Service 2 Class ING Clarion Global Real Estate Portfolio - Service Class ING Clarion Global Real Estate Portfolio - Service 2 Class ING Clarion Real Estate Portfolio - Service Class ING Clarion Real Estate Portfolio - Service 2 Class

ING Growth and Income Portfolio II - Service Class ING Growth and Income Portfolio II - Service 2 Class ING Index Plus International Equity Portfolio -Service Class

Former Name

ING VP Balanced Portfolio, Inc.: ING VP Balanced Portfolio - Class S ING VP Intermediate Bond Portfolio:

     ING VP Intermediate Bond Portfolio - Class S ING Investors Trust: ING Julius Baer Foreign Portfolio - Service Class ING Julius Baer Foreign Portfolio - Service 2 Class ING Global Real Estate Portfolio - Service Class

ING Global Real Estate Portfolio - Service 2 Class

ING Van Kampen Real Estate Portfolio - Service Class ING Van Kampen Real Estate Portfolio - Service 2 Class ING Legg Mason Value Portfolio - Service Class ING Legg Mason Value Portfolio - Service 2 Class ING VP Index Plus International Equity Portfolio -Service Class

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

Notes to Financial Statements

Current Name

ING Investors Trust (continued):

     ING Index Plus International Equity Portfolio -Service 2 Class ING JPMorgan Emerging Markets Equity Portfolio -Service 2 Class ING Oppenheimer Active Allocation Portfolio -Service Class ING PIMCO Total Return Bond Portfolio - Service Class ING PIMCO Total Return Bond Portfolio - Service 2 Class ING Partners, Inc.: ING Columbia Small Cap Value Portfolio - Service Class ING Strategic Allocation Portfolios, Inc.: ING Strategic Allocation Conservative Portfolio -Class S

ING Strategic Allocation Growth Portfolio - Class S

ING Strategic Allocation Moderate Portfolio - Class S

ING Variable Funds:

ING Growth and Income Portfolio - Class I ING Growth and Income Portfolio - Class S

ING Variable Portfolios, Inc.:

ING BlackRock Science and Technology Opportunities Portfolio - Class S

ING Index Plus LargeCap Portfolio - Class S ING Index Plus MidCap Portfolio - Class S ING Index Plus SmallCap Portfolio - Class S ING Opportunistic Large Cap Portfolio - Class S

ING Russell™ Global Large Cap Index 75% Portfolio - Class S

ING Small Company Portfolio - Class S ING U.S. Bond Index Portfolio - Class S

ING Variable Products Trust:

ING International Value Portfolio - Class S ING MidCap Opportunities Portfolio - Class S ING SmallCap Opportunities Portfolio - Class S

Legg Mason Partners Variable Equity Trust:

     Legg Mason ClearBridge Variable Investors Portfolio Legg Mason Global Currents Variable International All Cap Opportunity Portfolio Legg Mason Partners Variable Income Trust: Legg Mason Western Asset Variable High Income Portfolio Legg Mason Western Asset Variable Money Market Portfolio

Former Name

ING Investors Trust (continued):

ING VP Index Plus International Equity Portfolio -Service 2 Class ING JPMorgan Emerging Markets Equity Portfolio -Adviser Class ING Oppenheimer Active Asset Allocation Portfolio -Service Class ING PIMCO Core Bond Portfolio - Service Class

ING PIMCO Core Bond Portfolio - Service 2 Class

ING Partners, Inc.:

     ING Columbia Small Cap Value II Portfolio - Service Class ING Strategic Allocation Portfolios, Inc.: ING VP Strategic Allocation Conservative Portfolio -Class S

ING VP Strategic Allocation Growth Portfolio -Class S

ING VP Strategic Allocation Moderate Portfolio -Class S

ING Variable Funds:

ING VP Growth and Income Portfolio - Class I ING VP Growth and Income Portfolio - Class S

ING Variable Portfolios, Inc.:

ING BlackRock Global Science and Technology Portfolio - Class S

ING VP Index Plus LargeCap Portfolio - Class S ING VP Index Plus MidCap Portfolio - Class S ING VP Index Plus SmallCap Portfolio - Class S ING Opportunistic Large Cap Value Portfolio -Class S

ING Russell™ Global Large Cap Index 85% Portfolio - Class S

ING VP Small Company Portfolio - Class S

ING Lehman Brothers U.S. Aggregate Bond Index® Portfolio - Class S

ING Variable Products Trust:

ING VP International Value Portfolio - Class S ING VP MidCap Opportunities Portfolio - Class S ING VP SmallCap Opportunities Portfolio - Class S

Legg Mason Partners Variable Equity Trust: Legg Mason Partners Variable Investors Portfolio Legg Mason Partners Variable International All Cap Opportunity Portfolio Legg Mason Partners Variable Income Trust: Legg Mason Partners Variable High Income Portfolio

Legg Mason Partners Variable Money Market Portfolio

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

Notes to Financial Statements

The following Divisions were closed to contractowners in 2009:

ING Investors Trust:

     ING AllianceBernstein Mid Cap Growth Portfolio - Service Class ING AllianceBernstein Mid Cap Growth Portfolio - Service 2 Class ING Growth and Income Portfolio II - Service Class ING Growth and Income Portfolio II - Service 2 Class ING Index Plus International Equity Portfolio - Service Class ING Index Plus International Equity Portfolio - Service 2 Class ING International Growth Opportunities Portfolio - Service Class ING International Growth Opportunities Portfolio - Service 2 Class ING JPMorgan Value Opportunities Portfolio - Service Class ING JPMorgan Value Opportunities Portfolio - Service 2 Class ING LifeStyle Aggressive Growth Portfolio - Service Class ING LifeStyle Aggressive Growth Portfolio - Service 2 Class ING LifeStyle Conservative Portfolio - Service Class ING LifeStyle Conservative Portfolio - Service 2 Class ING LifeStyle Growth Portfolio - Service Class ING LifeStyle Growth Portfolio - Service 2 Class ING LifeStyle Moderate Growth Portfolio - Service Class ING LifeStyle Moderate Growth Portfolio - Service 2 Class ING LifeStyle Moderate Portfolio - Service Class ING LifeStyle Moderate Portfolio - Service 2 Class ING Multi-Manager International Small Cap Portfolio - Class S ING Oppenheimer Main Street Portfolio® - Service Class ING Oppenheimer Main Street Portfolio® - Service 2 Class ING Van Kampen Capital Growth Portfolio - Service Class ING Van Kampen Capital Growth Portfolio - Service 2 Class ING Partners, Inc.: ING American Century Large Company Value Portfolio - Service Class ING Neuberger Berman Partners Portfolio - Service Class ING Variable Insurance Trust: ING GET U.S. Core Portfolio - Series 3 ING GET U.S. Core Portfolio - Series 4 ING Variable Portfolios, Inc.: ING Global Equity Option Portfolio - Class S

     ING Opportunistic Large Cap Growth Portfolio - Class S Pioneer Variable Contracts Trust: Pioneer Small Cap Value VCT Portfolio - Class II

The following Divisions were offered during 2009 but did not have any activity as of December 31, 2009:

ING Investors Trust: ING BlackRock Large Cap Growth Portfolio - Service 2 Class ING Evergreen Health Sciences Portfolio - Service 2 Class

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

Notes to Financial Statements

2. Significant Accounting Policies

The following is a summary of the significant accounting policies of the Account:

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

Investments

Investments are made in shares of a Fund and are recorded at fair value, determined by the net asset value per share of the respective Fund. Investment transactions in each Fund are recorded on the trade date. Distributions of net investment income and capital gains from each Fund are recognized on the ex-distribution date. Realized gains and losses on redemptions of the shares of the Fund are determined on the specific identification basis. The difference between cost and current market value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

Federal Income Taxes

Operations of the Account form a part of, and are taxed with, the total operations of ING USA, which is taxed as a life insurance company under the Internal Revenue Code. Earnings and realized capital gains of the Account attributable to the contractowners are excluded in the determination of the federal income tax liability of ING USA.

Contractowner Reserves

Prior to the annuity date, the Contracts are redeemable for the net cash surrender value of the Contracts. The annuity reserves of the Account are represented by net assets on the Statements of Assets and Liabilities and are equal to the aggregate account values of the contractowners invested in the Account Divisions. To the extent that benefits to be paid to the contractowners exceed their account values, ING USA will contribute additional funds to the benefit proceeds. Conversely, if amounts allocated exceed amounts required, transfers may be made to ING USA.

Changes from Principal Transactions

Included in Changes from Principal Transactions on the Statements of Changes in Net Assets are items which relate to contractowner activity, including deposits, surrenders and withdrawals, benefits, and contract charges. Also included are transfers between the fixed account and the Divisions, transfers between Divisions, and transfers to (from) ING

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

Notes to Financial Statements

USA related to gains and losses resulting from actual mortality experience (the full responsibility for which is assumed by ING USA). Any net unsettled transactions as of the reporting date are included in Payable to related parties on the Statements of Assets and Liabilities.

Subsequent Events

The Account has evaluated subsequent events for recognition and disclosure through the date the financial statements as of December 31, 2009 and for the years ended December 31, 2009 and 2008, were issued.

3.	Recently Adopted Accounting Standards
	FASB	Accounting Standards Codification
	In	June 2009, the Financial Accounting Standards Board (“FASB”) issued Accounting
	Standards	Update (“ASU”) 2009-01, “Topic 105 - Generally Accepted Accounting
	Principles:	amendments based on Statement of Financial Accounting Standards (“FAS”)
	No.	168 - The FASB Accounting Standards CodificationTM and the Hierarchy of Generally
	Accepted	Accounting Principles” (“ASU 2009-01”), which confirms that as of July 1,
	2009,	the “FASB Accounting Standards CodificationTM” (“the Codification” or “ASC”) is
	the	single official source of authoritative, nongovernmental US GAAP. All existing
	accounting	standard documents are superseded, and all other accounting literature not
	included	in the Codification is considered nonauthoritative.
	The	Account adopted the Codification as of July 1, 2009. There was no effect on the
	Account’s	net assets and results of operations. The Account has revised its disclosures to
	incorporate	references to the Codification topics.
	Subsequent	Events
	In	May 2009, the FASB issued new guidance on subsequent events, included in ASC
	Topic	855, “Subsequent Events,” which establishes:
	§	The period after the balance sheet date during which an entity should evaluate events or transactions for potential recognition or disclosure in the financial statements;
	§	The circumstances under which an entity should recognize such events or transactions in its financial statements; and
	§	Disclosures regarding such events or transactions and the date through which an entity has evaluated subsequent events.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

Notes to Financial Statements

These provisions, as included in ASC Topic 855, were adopted by the Account on June 30, 2009. In addition, in February 2010, the FASB issued ASU 2010-09, “Subsequent Events (Topic 855): Amendments to Certain Recognition and Disclosure Requirements,” which clarifies that an SEC filer should evaluate subsequent events through the date the financial statements are issued and eliminates the requirement for an SEC filer to disclose that date, effective upon issuance. The Account determined that there was no effect on the Account’s net assets and results of operations upon adoption, as the guidance is consistent with that previously applied by the Account under US auditing standards. The disclosure provisions included in ASC Topic 855, as amended, are presented in the Significant Accounting Policies footnote.

Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly

In April 2009, the FASB issued new guidance on determining fair value when the volume and level of activity for the asset or liability have significantly decreased and identifying transactions that are not orderly, included in ASC Topic 820, “Fair Value Measurements and Disclosures,” which confirms that fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. In addition, this guidance, as included in ASC Topic 820:

§	Clarifies factors for determining whether there has been a significant decrease in market activity for an asset or liability;
§	Requires an entity to determine whether a transaction is not orderly based on the weight of the evidence; and
§	Requires an entity to disclose in interim and annual periods the input and valuation technique used to measure fair value and any change in valuation technique.

These provisions, as included in ASC Topic 820, were adopted by the Account on April 1, 2009. The Account determined, however, that there was no effect on the Account’s net assets and results of operations upon adoption, as its guidance is consistent with that previously applied by the Account under US GAAP.

Fair Value Measurements

In September 2006, the FASB issued new guidance on fair value measurements included in ASC Topic 820, “Fair Value Measurements and Disclosures,” which provides guidance for using fair value to measure assets and liabilities whenever other standards require (or permit) assets or liabilities to be measured at fair value. ASC Topic 820 does not expand the use of fair value to any new circumstances.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

Notes to Financial Statements

ASC Topic 820 clarifies the principle that fair value should be based on the assumptions market participants would use when pricing the asset or liability. In support of this principle, ASC Topic 820 establishes a fair value hierarchy that prioritizes the information used to develop such assumptions. The fair value hierarchy gives the highest priority to quoted prices in active markets and the lowest priority to unobservable data. ASC Topic 820 also requires separate disclosure of fair value measurements by level within the hierarchy and expanded disclosure of the effect on earnings for items measured using unobservable data.

The adoption of ASC Topic 820 on January 1, 2008 did not have an impact on the Account’s net assets or results of operations. New disclosures are included in the Financial Instruments footnote.

4.	Financial Instruments
	The	Account invests assets in shares of open-end mutual funds, which process orders to
	purchase	and redeem shares on a daily basis at the fund's next computed net asset values
	(“NAV”).	The fair value of the Account’s assets is based on the NAVs of mutual funds,
	which	are obtained from the custodian and reflect the fair values of the mutual fund
	investments.	The NAV is calculated daily upon close of the New York Stock Exchange
	and	is based on the fair values of the underlying securities.
	The	Account’s financial assets are recorded at fair value on the Statements of Assets and
	Liabilities	and are categorized as Level 1 as of December 31, 2009 and 2008,
	respectively,	based on the priority of the inputs to the valuation technique below. The
	Account	had no financial liabilities as of December 31, 2009.
	The	ASC Topic 820 fair value hierarchy gives the highest priority to quoted prices in
	active	markets for identical assets or liabilities (Level 1) and the lowest priority to
	unobservable	inputs (Level 3). If the inputs used to measure fair value fall within
	different	levels of the hierarchy, the category level is based on the lowest priority level
	input	that is significant to the fair value measurement of the instrument.
	§	Level 1 - Unadjusted quoted prices for identical assets or liabilities in an active market.
	§	Level 2 - Quoted prices in markets that are not active or inputs that are observable
		either	directly or indirectly for substantially the full term of the asset or liability.
		Level	2 inputs include the following:
		a)	Quoted prices for similar assets or liabilities in active markets;
		b)	Quoted prices for identical or similar assets or liabilities in non-active markets;
		c)	Inputs other than quoted market prices that are observable; and
		d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

Notes to Financial Statements

§	Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability.

5. Charges and Fees

Prior to February 1, 2000, DVA Plus, Access, and Premium Plus Contracts each had three different death benefit options referred to as Standard, Annual Ratchet, and 7% Solution; however, in the state of Washington, the 5.5% Solution is offered instead of the 7% Solution. After February 1, 2000, DVA Plus, Access and Premium Plus each had four different death benefit options referred to as Standard, Annual Ratchet, 7% Solution and Max 7. In the state of Washington, the 5.5% Solution is offered instead of the 7% Solution and Max 5.5 is offered instead of Max 7 after February 1, 2000. ES II, Generations, Landmark and Opportunities contracts each have four different death benefit options referred to as Standard, Annual or Quarterly Ratchet, 7% Solution and Max 7. In the state of Washington, the 5.5% Solution is offered instead of the 7% Solution and Max 5.5 is offered instead of Max 7. SmartDesign Advantage, SmartDesign Signature, and SmartDesign Variable Annuity contracts each have three different death benefit options referred to as Option Package I, Option Package II, and Option Package III. Focus has two different options referred to as Option Package I, Option Package II.

Under the terms of all Contracts, certain charges are allocated to the Contracts to cover ING USA’s expenses in connection with the issuance and administration of the Contracts. Following is a summary of these charges:

Mortality and Expense Risk Charges

ING USA assumes mortality and expense risks related to the operations of the Account and, in accordance with the terms of the Contracts, deducts a daily charge from the assets of the Account.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

Notes to Financial Statements

Daily charges are deducted at annual rates of up to 2.20% of the average daily net asset value of each Division of the Account to cover these risks, as specified in the Contracts:

Series	Annual Rates
ING:
Architect (pre January 2008) Max 7	1.40%
Architect (post January 2008) Max 7	1.55
Architect (pre January 2008) Quarterly Ratchet	1.10
Architect (post January 2008) Quarterly Ratchet	1.25
Architect (post April 2008) Quarterly Ratchet	1.30
Architect (pre January 2008) Standard	0.85
Architect (post January 2008) Standard	1.00
Focus Variable Annuity Option I	0.60
Focus Variable Annuity Option II	0.80
Rollover ChoiceSM Option I (pre August 7, 2003)	0.60
Rollover ChoiceSM Option II (pre August 7, 2003)	0.80
Rollover ChoiceSM Option III (pre August 7, 2003)	0.95
Rollover ChoiceSM Option I (post August 7, 2003)	0.85
Rollover ChoiceSM Option II (post August 7, 2003)	1.05
Rollover ChoiceSM Option III (post August 7, 2003)	1.20
ING GoldenSelect:
Access® (post January 2000) 5.5 % Solution	1.45
Access® (pre February 2000) 5.5% Solution	1.40
Access® (post 2000) 5.5% Solution	1.45
Access® (post April 2001) 5.5% Solution	1.80
Access® (post January 2000) 7% Solution	1.65
Access® (pre February 2000) 7% Solution	1.55
Access® (post 2000) 7% Solution	1.65
Access® (post April 2001) 7% Solution	2.00
Access® (post January 2000) Annual Ratchet	1.45
Access® (pre February 2000) Annual Ratchet	1.40
Access® (post 2000) Annual Ratchet	1.55
Access® (post January 2000) Max 5.5	1.55
Access® (post 2000) Max 5.5	1.60
Access® (post April 2001) Max 5.5	1.95
Access® (post January 2000) Max 7	1.75
Access® (post 2000) Max 7	1.75
Access® (post April 2001) Max 7	2.20
Access® (post April 2001) Quarterly Ratchet	1.90
Access® (post April 2008) Quarterly Ratchet	1.95
Access® (post January 2000) Standard	1.65
Access® (pre February 2000) Standard	1.25
Access® (post 2000) Standard	1.30
Access® (post April 2001) Standard	1.65
Access® One	0.35
DVA	0.90
DVA 80	0.80
DVA Plus (post January 2000) 5.5% Solution	1.25

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Series	Annual Rates
ING GoldenSelect (continued):
DVA Plus (pre February 2000) 5.5% Solution	1.25%
DVA Plus (post 2000) 5.5% Solution	1.30
DVA Plus (post January 2000) 7% Solution	1.50
DVA Plus (pre February 2000) 7% Solution	1.40
DVA Plus (post 2000) 7% Solution	1.50
DVA Plus (post January 2000) Annual Ratchet	1.30
DVA Plus (pre February 2000) Annual Ratchet	1.25
DVA Plus (post 2000) Annual Ratchet	1.40
DVA Plus (post January 2000) Max 5.5	1.40
DVA Plus (post 2000) Max 5.5	1.45
DVA Plus (post January 2000) Max 7	1.60
DVA Plus (post 2000) Max 7	1.60
DVA Plus (post January 2000) Standard	1.15
DVA Plus (pre February 2000) Standard	1.10
DVA Plus (post 2000) Standard	1.15
DVA Series 100	1.25
ES II (pre 2001)	1.25
ES II (post 2000) 5.5% Solution	1.40
ES II (post 2000) 7% Solution	1.60
ES II (post 2000) Deferred Ratchet	1.30
ES II (post 2000) Max 5.5	1.55
ES II (post 2000) Max 7	1.80
ES II (post 2000) Quarterly Ratchet	1.50
ES II (post 2000) Standard	1.25
Generations-7% Solution	1.60
Generations-Deferred Ratchet	1.30
Generations-Max 7	1.80
Generations-Quarterly Ratchet	1.50
Generations-Standard	1.25
Granite PrimElite-Annual Ratchet	1.25
Granite PrimElite-Standard	1.10
Landmark 5.5% Solution	1.65
Landmark 7% Solution	1.85
Landmark-Max 5.5	1.80
Landmark-Max 7	2.05
Landmark (pre April 2008) Quarterly Ratchet	1.75
Landmark (post April 2008) Quarterly Ratchet	1.80
Landmark-Standard	1.50
Legends Max 7	2.05
Legends Quarterly Ratchet	1.75
Legends-Standard	1.50
Opportunities 5.5% Solution	1.40
Opportunities 7% Solution	1.60
Opportunities-Max 5.5	1.55
Opportunities-Max 7	1.80

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Series	Annual Rates
ING GoldenSelect (continued):
Opportunities-Quarterly Ratchet	1.50%
Opportunities-Standard	1.25
Premium Plus (pre February 2000) 5.5% Solution	1.40
Premium Plus (post January 2000) 5.5% Solution	1.45
Premium Plus (post 2000) 5.5% Solution	1.45
Premium Plus (pre February 2000) 7% Solution	1.55
Premium Plus (post January 2000) 7% Solution	1.65
Premium Plus (post 2000) 7% Solution	1.65
Premium Plus (post 2000) Annual Ratchet	1.55
Premium Plus (post January 2000) Max 5.5	1.55
Premium Plus (post 2000) Max 5.5	1.60
Premium Plus (post January 2000) Max 7	1.95
Premium Plus (post 2000) Max 7	1.95
Premium Plus (pre February 2000) Quarterly Ratchet	1.40%
Premium Plus (post January 2000) Quarterly Ratchet	1.65
Premium Plus (post April 2008) Quarterly Ratchet	1.70
Premium Plus (pre February 2000) Standard	1.25
Premium Plus (post January 2000) Standard	1.30
Premium Plus (post 2000) Standard	1.40
VA Bonus Option I	1.30
VA Bonus Option II	1.60
VA Bonus Option III	1.75
VA Option I	0.80
VA Option II	1.10
VA Option III	1.25
Value-Standard	0.75
ING SmartDesign:
Advantage Option I	1.50
Advantage Option II	1.70
Advantage Option III	1.85
Signature Option I	1.10
Signature Option II	1.30
Signature Option III	1.45
Simplicity Variable Annuity Years 1-10	2.00
Simplicity Variable Annuity Years 11+	1.25
Variable Annuity Option I	0.80
Variable Annuity Option II	1.10
Variable Annuity Option III	1.25
Wells Fargo ING:
Landmark-Max 7	2.05
Landmark-Quarterly Ratchet	1.75
Landmark-Standard	1.50
Opportunities-Max 7	1.80
Opportunities-Quarterly Ratchet	1.50
Opportunities-Standard	1.25

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

Notes to Financial Statements

Asset Based Administrative Charges

A daily charge to cover administrative expenses of the Account at an annual rate of 0.10% is deducted from assets attributable to DVA and DVA Series 100 Contracts. A daily charge at an annual rate of 0.15% is deducted from the assets attributable to the Access, Access One, Advantage, Architect, DVA Plus, ESII, Focus VA, Generations, Granite PrimElite, Landmark, Legends, Premium Plus, Rollover Choice, Signature, Opportunities Contracts, Variable Annuity, and Value.

Contract Maintenance Charges

An annual Contract fee may be deducted from the accumulation value of Contracts to cover ongoing administrative expenses, as specified in the Contracts. The charge is $30 per Contract year for Generations, Opportunities, Landmark, Focus VA, Signature, Legends, Simplicity, ES II, Value, Variable Annuity, Advantage, and Rollover Choice Contracts. For DVA Series 100 and Access One Contracts there is no charge. For all other Contracts, the charge is $40. The charge is incurred at the beginning of the Contract processing period and deducted at the end of the Contract processing period. This charge had been waived for certain offerings of the Contracts.

Contingent Deferred Sales Charges

Under DVA 80, DVA, DVA Plus, Premium Plus, ES II, Value, Granite PrimElite, Generations, Opportunities, Premium Plus, Focus VA, Signature, Legends, Simplicity, Landmark, VA, Advantage, and Rollover Choice Contracts, a contingent deferred sales charge (“Surrender Charge”) is imposed as a percentage of each premium payment if the Contract is surrendered or an excess partial withdrawal is taken, as specified in the Contract. The following table reflects the Surrender Charge that is assessed based upon the date a premium payment is received.

Complete		Granite
Years Elapsed		PrimElite		Opportunities,
Since Premium	DVA 80	& DVA	Premium	ES II &
Payment	& DVA	Plus	Plus	Generations	Value	Architect
0	6%	7%	8%	8%	6%	8%
1	5	7	8	7	6	7
2	4	6	8	6	6	6
3	3	5	8	5	5	5
4	2	4	7	4	4	4
5	1	3	6	3	3	3
6	-	1	5	2	1	2
7	-	-	3	1	-	-
8	-	-	1	-	-	-
9+	-	-	-	-	-	-

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

Notes to Financial Statements

Complete
Years Elapsed
Since Premium		Landmark	Signature	Rollover
Payment	Advantage	& Legends	& VA	Choice	Focus VA	Simplicity
0	6%	6%	7%	6%	3%	6%
1	5	5	7	6	2	6
2	4	4	6	5	1	5
3	-	3	6	4	-	4
4	-	-	5	3	-	3
5	-	-	4	2	-	-
6	-	-	3	1	-	-
7	-	-	-	-	-	-
8	-	-	-	-	-	-
9+	-	-	-	-	-	-

Withdrawal and Distribution Charges

Under DVA 80, DVA, and DVA Series 100 Contracts, a charge is deducted from the accumulation value for contractowners taking more than one conventional partial withdrawal during a Contract year. For DVA 80 and DVA Contracts, annual distribution fees are deducted from the Contracts’ accumulation values.

Deferred Sales Load

Under Contracts offered prior to October 1995, a sales load of up to 7.50% was assessed against each premium payment for sales-related expenses, as specified in the Contracts. For DVA Series 100, the sales load is deducted in equal annual installments over the period the Contract is in force, not to exceed 10 years. For DVA 80 and DVA Contracts, although the sales load is chargeable to each premium when ING USA receives it, the amount of such charge is initially advanced by ING USA to contractowners and included in the accumulation value, and then deducted in equal installments on each Contract anniversary date over a period of six years. Upon surrender of the Contract, the unamortized deferred sales load is deducted from the accumulation value. In addition, when partial withdrawal limits are exceeded, a portion of the unamortized deferred sales load is deducted.

Premium Taxes

For certain Contracts, premium taxes are deducted, where applicable, from the accumulation value of each Contract. The amount and timing of the deduction depends on the contractowner’s state of residence and currently ranges up to 4.00% of premiums.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

Notes to Financial Statements

Other Contract Charges

For certain Contracts, an additional annual charge of 0.50% is deducted daily from the accumulation value for amounts invested in the ING GET U.S. Core Portfolio Funds.

Certain Contacts contain optional riders that are available for an additional charge, such as minimum guaranteed income benefits and minimum guaranteed withdrawal benefits. The amounts charged for these optional benefits vary based on a number of factors and are defined in the Contracts.

Fees Waived by ING USA

Certain charges and fees for various types of Contracts are currently waived by ING USA. ING USA reserves the right to discontinue these waivers at its discretion or to conform with changes in the law.

6. Related Party Transactions

During the year ended December 31, 2009, management and service fees were paid indirectly to DSL, an affiliate of the Company, in its capacity as investment manager to the ING Investors Trust and ING Partners, Inc. The Trust's advisory agreement provided for a fee at annual rates up to 1.25% of the average net assets of each respective Fund.

In addition, management and service fees were paid to IIL, an affiliate of the Company, in its capacity as investment adviser to the ING Mutual Funds, the ING Variable Insurance Trust, ING Intermediate Bond Portfolio, ING Variable Portfolios, Inc., ING Variable Funds, ING Balanced Portfolio, Inc., ING Strategic Allocation Portfolio, Inc., and the ING Variable Products Trust. The Trusts' advisory agreement provided for fees at annual rates up to 0.95% of the average net assets of each respective Fund.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

Notes to Financial Statements

7. Purchases and Sales of Investment Securities

The aggregate cost of purchases and proceeds from sales of investments follow:

		Year ended December 31
	2009		2008
	Purchases	Sales	Purchases	Sales
		(Dollars in thousands)
AIM Variable Insurance Funds:
AIM V.I. Leisure Fund - Series I Shares	$ 372	$ 2,952	$ 5,460	$ 9,287
BlackRock Variable Series Funds, Inc.:
BlackRock Global Allocation V.I. Fund - Class III	483,121	52,382	462,235	8,747
Columbia Funds Variable Insurance Trust:
Columbia Asset Allocation Fund, Variable Series - Class A	12	14	83	268
Columbia Federal Securities Fund, Variable Series - Class A	2	5	10	61
Columbia Large Cap Growth Fund, Variable Series - Class A	2	13	4	41
Columbia Small Cap Value Fund, Variable Series - Class B	2,837	23,106	25,549	53,705
Columbia Small Company Growth Fund, Variable Series -
Class A	-	34	9	4
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Service Class 2	4,156	27,760	14,078	75,368
Fidelity® Variable Insurance Products II:
Fidelity® VIP Contrafund® Portfolio - Service Class 2	50,576	129,087	262,890	47,570
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value Securities Fund - Class 2	3,295	707	3,617	1,023
ING Balanced Portfolio, Inc.:
ING Balanced Portfolio - Class S	526	855	2,379	2,160
ING Intermediate Bond Portfolio:
ING Intermediate Bond Portfolio - Class S	242,282	175,601	484,837	220,106
ING Investors Trust:
ING AllianceBernstein Mid Cap Growth Portfolio - Service Class	10,037	246,681	84,249	82,272
ING AllianceBernstein Mid Cap Growth Portfolio -
Service 2 Class	365	11,363	3,687	2,613
ING American Funds Asset Allocation Portfolio	113,954	8,515	177,850	5,324
ING American Funds Bond Portfolio	244,673	45,284	292,667	23,012
ING American Funds Growth Portfolio	364,850	130,943	526,537	100,328
ING American Funds Growth-Income Portfolio	159,466	67,950	255,341	52,985
ING American Funds International Portfolio	345,720	84,792	318,087	103,608
ING American Funds World Allocation Portfolio - Service Class	83,177	11,064	12,742	-
ING Artio Foreign Portfolio - Service Class	102,181	78,473	175,677	105,567
ING Artio Foreign Portfolio - Service 2 Class	7,535	5,795	9,062	6,716
ING BlackRock Inflation Protected Bond Portfolio - Service Class	177,932	22,222	-	-
ING BlackRock Large Cap Growth Portfolio - Institutional Class	1	22	22	24
ING BlackRock Large Cap Growth Portfolio - Service Class	29,902	24,469	42,774	26,286
ING BlackRock Large Cap Value Portfolio - Service Class	740	5,660	2,353	12,580
ING BlackRock Large Cap Value Portfolio - Service 2 Class	29	288	169	748
ING Clarion Global Real Estate Portfolio - Service Class	19,247	24,787	80,545	28,998
ING Clarion Global Real Estate Portfolio - Service 2 Class	291	265	868	689
ING Clarion Real Estate Portfolio - Service Class	21,527	51,230	111,200	151,448
ING Clarion Real Estate Portfolio - Service 2 Class	1,499	2,725	5,570	5,348
ING Evergreen Health Sciences Portfolio - Service Class	23,980	38,784	79,448	45,673

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

		Year ended December 31
	2009		2008
	Purchases	Sales	Purchases	Sales
		(Dollars in thousands)
ING Investors Trust (continued):
ING Evergreen Omega Portfolio - Service Class	$ 75,050	$ 7,697	$ 6,738	$ 3,505
ING Evergreen Omega Portfolio - Service 2 Class	5	215	138	175
ING FMRSM Diversified Mid Cap Portfolio - Service Class	40,233	68,365	103,642	119,041
ING FMRSM Diversified Mid Cap Portfolio - Service 2 Class	977	3,122	4,848	6,298
ING Focus 5 Portfolio - Service Class	17,757	22,998	140,022	25,345
ING Franklin Income Portfolio - Service Class	100,590	33,305	155,140	75,651
ING Franklin Income Portfolio - Service 2 Class	2,580	2,106	3,023	3,062
ING Franklin Mutual Shares Portfolio - Service Class	22,572	20,694	65,467	28,920
ING Franklin Templeton Founding Strategy Portfolio -
Service Class	58,859	61,974	492,796	18,058
ING Global Resources Portfolio - Service Class	61,200	118,321	421,367	147,634
ING Global Resources Portfolio - Service 2 Class	998	2,963	11,695	6,598
ING Growth and Income Portfolio II - Service Class	3,944	145,948	70,988	69,259
ING Growth and Income Portfolio II - Service 2 Class	290	11,162	4,740	3,532
ING Index Plus International Equity Portfolio - Service Class	1,233	20,262	10,884	9,287
ING Index Plus International Equity Portfolio - Service 2 Class	19	338	169	258
ING International Growth Opportunities Portfolio - Service Class	1,843	72,801	32,797	25,479
ING International Growth Opportunities Portfolio -
Service 2 Class	140	6,151	2,841	1,356
ING Janus Contrarian Portfolio - Service Class	17,161	93,939	212,297	95,135
ING Janus Contrarian Portfolio - Service 2 Class	349	3,193	7,071	4,822
ING JPMorgan Emerging Markets Equity Portfolio -
Service Class	106,513	128,258	194,670	137,782
ING JPMorgan Emerging Markets Equity Portfolio -
Service 2 Class	1,945	3,434	5,692	6,491
ING JPMorgan Small Cap Core Equity Portfolio - Service Class	18,539	19,560	26,137	57,435
ING JPMorgan Small Cap Core Equity Portfolio - Service 2 Class	966	3,394	4,246	7,319
ING JPMorgan Value Opportunities Portfolio - Service Class	979	19,383	4,435	9,842
ING JPMorgan Value Opportunities Portfolio - Service 2 Class	37	732	150	480
ING LifeStyle Aggressive Growth Portfolio - Service Class	62,203	961,953	202,260	107,106
ING LifeStyle Aggressive Growth Portfolio - Service 2 Class	1,002	4,222	1,685	961
ING LifeStyle Conservative Portfolio - Service Class	277,414	412,313	129,382	2,041
ING LifeStyle Conservative Portfolio - Service 2 Class	1,404	1,323	-	-
ING LifeStyle Growth Portfolio - Service Class	326,483	3,744,348	1,015,688	108,959
ING LifeStyle Growth Portfolio - Service 2 Class	2,869	14,103	5,176	1,940
ING LifeStyle Moderate Growth Portfolio - Service Class	320,654	3,117,511	806,416	75,181
ING LifeStyle Moderate Growth Portfolio - Service 2 Class	4,264	17,174	5,419	4,133
ING LifeStyle Moderate Portfolio - Service Class	268,539	1,846,714	691,487	58,437
ING LifeStyle Moderate Portfolio - Service 2 Class	10,774	24,212	8,830	5,895
ING Limited Maturity Bond Portfolio - Service Class	7,847	26,018	11,201	46,245
ING Liquid Assets Portfolio - Service Class	407,407	1,243,989	1,802,623	520,982
ING Liquid Assets Portfolio - Service 2 Class	10,849	34,820	47,711	15,633
ING Lord Abbett Affiliated Portfolio - Service Class	928	10,148	14,922	24,861
ING Lord Abbett Affiliated Portfolio - Service 2 Class	44	245	473	392

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

		Year ended December 31
		2009		2008
	Purchases		Sales	Purchases	Sales
			(Dollars in thousands)
ING Investors Trust (continued):
ING Marsico Growth Portfolio - Service Class	$ 25,759	$ 65,728		$ 41,610	$ 115,684
ING Marsico Growth Portfolio - Service 2 Class	1,094		1,836	782	2,841
ING Marsico International Opportunities Portfolio - Service Class	5,638		41,281	111,810	58,445
ING MFS Total Return Portfolio - Service Class	61,280		109,499	160,438	158,141
ING MFS Total Return Portfolio - Service 2 Class	1,722		4,514	7,166	7,224
ING MFS Utilities Portfolio - Service Class	41,544		57,136	237,493	96,397
ING Multi-Manager International Small Cap Portfolio - Class S	9,615		13,275	7,406	3,266
ING Oppenheimer Active Allocation Portfolio - Service Class	16,895		894	3,445	-
ING Oppenheimer Main Street Portfolio® - Service Class	1,809		210,552	27,708	69,359
ING Oppenheimer Main Street Portfolio® - Service 2 Class	28		2,817	218	586
ING PIMCO High Yield Portfolio - Service Class	30,099		70,892	65,473	165,112
ING PIMCO Total Return Bond Portfolio - Service Class	901,963		204,712	1,404,422	242,657
ING PIMCO Total Return Bond Portfolio - Service 2 Class	16,133		8,267	23,623	9,836
ING Pioneer Fund Portfolio - Service Class	4,470		7,781	6,336	18,710
ING Pioneer Mid Cap Value Portfolio - Service Class	24,048		62,929	253,544	118,959
ING Retirement Conservative Portfolio - Adviser Class	406,570		10,528	-	-
ING Retirement Growth Portfolio - Adviser Class	4,521,168		73,797	-	-
ING Retirement Moderate Growth Portfolio - Adviser Class	3,078,796		22,258	-	-
ING Retirement Moderate Portfolio - Adviser Class	1,826,734		16,957	-	-
ING T. Rowe Price Capital Appreciation Portfolio - Service Class	149,941		187,128	570,542	234,895
ING T. Rowe Price Capital Appreciation Portfolio -
Service 2 Class	2,446		8,770	14,096	15,260
ING T. Rowe Price Equity Income Portfolio - Service Class	48,403		68,794	133,636	110,841
ING T. Rowe Price Equity Income Portfolio - Service 2 Class	828		2,773	4,732	4,088
ING Templeton Global Growth Portfolio - Service Class	23,294		23,989	27,229	57,387
ING Templeton Global Growth Portfolio - Service 2 Class	291		402	531	1,949
ING Van Kampen Capital Growth Portfolio - Service Class	8,013		144,028	188,422	24,287
ING Van Kampen Capital Growth Portfolio - Service 2 Class	-		14	191	13,877
ING Van Kampen Global Franchise Portfolio - Service Class	55,116		34,904	57,998	61,094
ING Van Kampen Global Franchise Portfolio - Service 2 Class	5,982		6,699	7,448	10,870
ING Van Kampen Global Tactical Asset Allocation Portfolio -
Service Class	38,483		2,503	3,034	371
ING Van Kampen Growth and Income Portfolio - Service Class	24,426		59,477	84,673	106,437
ING Van Kampen Growth and Income Portfolio - Service 2 Class	1,643		4,343	8,711	10,721
ING Wells Fargo Small Cap Disciplined Portfolio - Service Class	13,502		6,170	1,527	4,054
ING Wells Fargo Small Cap Disciplined Portfolio -
Service 2 Class	4		47	74	82
ING Mutual Funds:
ING Diversified International Fund - Class R	1		31	36	67

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

		Year ended December 31
		2009		2008
	Purchases		Sales	Purchases	Sales
			(Dollars in thousands)
ING Partners, Inc.:
ING American Century Large Company Value Portfolio -
Service Class	$ 225	$ 633		$ 406	$ 72
ING American Century Small-Mid Cap Value Portfolio -
Service Class	1,305		230	192	103
ING Baron Small Cap Growth Portfolio - Service Class	76,326		36,645	92,006	34,502
ING Columbia Small Cap Value Portfolio - Service Class	25,584		38,673	103,851	43,859
ING Davis New York Venture Portfolio - Service Class	43,057		24,412	116,223	9,815
ING JPMorgan Mid Cap Value Portfolio - Service Class	28,447		8,275	38,474	10,410
ING Legg Mason Partners Aggressive Growth Portfolio -
Service Class	22		12,912	4,626	23,042
ING Neuberger Berman Partners Portfolio - Service Class	1,973		67,222	1,410	25,782
ING Oppenheimer Global Portfolio - Initial Class	296		1,439	1,065	2,674
ING Oppenheimer Global Portfolio - Service Class	7,356		21,131	50,521	18,723
ING Oppenheimer Strategic Income Portfolio - Service Class	780		2,355	4,632	3,223
ING PIMCO Total Return Portfolio - Service Class	2,717		2,235	5,467	1,043
ING Solution 2015 Portfolio - Service Class	4,567		1,158	8,604	2,620
ING Solution 2025 Portfolio - Service Class	5,370		732	7,218	748
ING Solution 2035 Portfolio - Service Class	2,350		1,411	5,535	592
ING Solution 2045 Portfolio - Service Class	142		254	946	109
ING Solution Income Portfolio - Service Class	1,542		700	3,858	1,808
ING T. Rowe Price Diversified Mid Cap Growth Portfolio -
Service Class	3,713		293	2,844	385
ING T. Rowe Price Growth Equity Portfolio - Service Class	60,526		14,963	31,668	15,930
ING Templeton Foreign Equity Portfolio - Service Class	64,062		34,246	219,959	59,611
ING Thornburg Value Portfolio - Initial Class	17		196	41	553
ING Thornburg Value Portfolio - Service Class	1,394		689	260	4,726
ING UBS U.S. Large Cap Equity Portfolio - Service Class	151		1,366	360	3,531
ING Van Kampen Comstock Portfolio - Service Class	15,444		19,050	37,574	28,902
ING Van Kampen Equity and Income Portfolio - Initial Class	43		211	318	749
ING Van Kampen Equity and Income Portfolio - Service Class	14,589		28,233	152,718	19,385
ING Strategic Allocation Portfolios, Inc.:
ING Strategic Allocation Conservative Portfolio - Class S	268		193	476	204
ING Strategic Allocation Growth Portfolio - Class S	114		68	516	81
ING Strategic Allocation Moderate Portfolio - Class S	137		89	302	201
ING Variable Funds:
ING Growth and Income Portfolio - Class I	1		6	2	6
ING Growth and Income Portfolio - Class S	150,368		52,696	437,216	47,269
ING Variable Insurance Trust:
ING GET U.S. Core Portfolio - Series 3	819		38,705	3,210	9,057
ING GET U.S. Core Portfolio - Series 4	1,024		27,001	5,225	7,268
ING GET U.S. Core Portfolio - Series 5	666		2,949	4,308	5,202
ING GET U.S. Core Portfolio - Series 6	359		4,516	3,941	4,739
ING GET U.S. Core Portfolio - Series 7	256		1,587	2,963	3,461
ING GET U.S. Core Portfolio - Series 8	155		1,967	1,723	1,943

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

		Year ended December 31
		2009		2008
	Purchases		Sales	Purchases	Sales
			(Dollars in thousands)
ING Variable Insurance Trust (continued):
ING GET U.S. Core Portfolio - Series 9	$ 126	$ 1,010		$ 1,549	$ 1,059
ING GET U.S. Core Portfolio - Series 10	130		988	1,134	737
ING GET U.S. Core Portfolio - Series 11	344		1,993	1,803	1,160
ING GET U.S. Core Portfolio - Series 12	80		524	854	981
ING GET U.S. Core Portfolio - Series 13	800		6,882	2,661	13,597
ING GET U.S. Core Portfolio - Series 14	2,860		30,373	2,064	14,458
ING Variable Portfolios, Inc.:
ING BlackRock Science and Technology Opportunities Portfolio -
Class S	105,919		33,902	157,195	21,941
ING Dow Jones Euro STOXX 50 Index Portfolio - Class A	1,151		555	-	-
ING FTSE 100 Index Portfolio - Class A	758		10	-	-
ING Global Equity Option Portfolio - Class S	5,733		8,541	1,984	31
ING Hang Seng Index Portfolio - Class S	44,117		4,852	-	-
ING Index Plus LargeCap Portfolio - Class S	5,411		34,445	103,292	94,213
ING Index Plus MidCap Portfolio - Class S	1,892		19,922	40,631	54,718
ING Index Plus SmallCap Portfolio - Class S	2,364		14,105	23,724	46,622
ING International Index Portfolio - Class S	62,304		6,908	9,607	1,711
ING Japan Equity Index Portfolio - Class A	658		326	-	-
ING Opportunistic Large Cap Growth Portfolio - Class S	10		411	281	273
ING Opportunistic Large Cap Portfolio - Class S	959		2,391	3,338	4,133
ING Russell™ Global Large Cap Index 75% Portfolio - Class S	12,783		1,293	4,040	1,426
ING Russell™ Large Cap Growth Index Portfolio - Class S	132,902		13,225	-	-
ING Russell™ Large Cap Index Portfolio - Class S	325,095		35,287	38,457	10,460
ING Russell™ Large Cap Value Index Portfolio - Class S	22,911		2,514	-	-
ING Russell™ Mid Cap Growth Index Portfolio - Class S	235,954		16,774	-	-
ING Russell™ Mid Cap Index Portfolio - Class S	60,555		16,482	33,357	3,426
ING Russell™ Small Cap Index Portfolio - Class S	50,264		28,362	116,495	17,769
ING Small Company Portfolio - Class S	45,632		27,700	65,062	11,441
ING U.S. Bond Index Portfolio - Class S	170,112		103,042	214,981	41,744
ING WisdomTreeSM Global High-Yielding Equity Index
Portfolio - Class S	50,405		32,335	225,953	8,759
ING Variable Products Trust:
ING International Value Portfolio - Class S	970		1,300	6,021	1,879
ING MidCap Opportunities Portfolio - Class S	27,642		39,581	355,725	33,335
ING SmallCap Opportunities Portfolio - Class S	145		6,817	12,733	18,918
Legg Mason Partners Variable Equity Trust:
Legg Mason ClearBridge Variable Investors Portfolio	2		11	7	44
Legg Mason Global Currents Variable International All Cap
Opportunity Portfolio	-		3	2	31
Legg Mason Partners Variable Income Trust:
Legg Mason Western Asset Variable High Income Portfolio	8		3	8	36
Legg Mason Western Asset Variable Money Market Portfolio	1		-	3	146

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Year ended December 31
	2009		2008
	Purchases	Sales	Purchases	Sales
		(Dollars in thousands)
Oppenheimer Variable Account Funds:
Oppenheimer Main Street Small Cap Fund®/VA - Service Class	$ 545 $	161	$ 347	$ 285
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio - Administrative Class	4,744	1,849	7,725	1,642
Pioneer Variable Contracts Trust:
Pioneer Equity Income VCT Portfolio - Class II	2,273	2,151	5,223	1,571
Pioneer Small Cap Value VCT Portfolio - Class II	1	2,249	665	915
ProFunds:
ProFund VP Bull	131	1,825	372	6,426
ProFund VP Europe 30	296	2,093	2,885	4,958
ProFund VP Rising Rates Opportunity	363	3,201	1,436	8,874
Wells Fargo Funds Trust:
Wells Fargo Advantage Asset Allocation Fund	50	251	287	411
Wells Fargo Advantage C&B Large Cap Value Fund	5	55	7	113
Wells Fargo Advantage Equity Income Fund	16	62	140	134
Wells Fargo Advantage Large Company Growth Fund	5	297	21	458
Wells Fargo Advantage Money Market Fund	1	7	2	86
Wells Fargo Advantage Small Cap Growth Fund	-	142	189	140
Wells Fargo Advantage Total Return Bond Fund	105	119	58	314

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Notes to Financial Statements

8. Changes in Units

The changes in units outstanding for the years ended December 31, 2009 and 2008 are shown in the following table. The activity includes contractowners electing to update a DVA 100 or DVA Series 100 Contract to a DVA Contract. Updates to DVA Contracts resulted in both a redemption (surrender of the old Contract) and an issue (acquisition of the new Contract).

			Year ended December 31
		2009			2008
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
AIM Variable Insurance Funds:
AIM V.I. Leisure Fund - Series I Shares	31,058	349,079	(318,021)	104,608	859,682	(755,074)
BlackRock Variable Series Funds, Inc.:
BlackRock Global Allocation V.I. Fund - Class III	75,987,942	22,927,232	53,060,710	57,209,847	7,307,190	49,902,657
Columbia Funds Variable Insurance Trust:
Columbia Asset Allocation Fund, Variable Series - Class A	480	1,317	(837)	2,325	20,743	(18,418)
Columbia Federal Securities Fund, Variable Series - Class A	-	407	(407)	444	5,324	(4,880)
Columbia Large Cap Growth Fund, Variable Series - Class A	16	1,146	(1,130)	299	3,722	(3,423)
Columbia Small Cap Value Fund, Variable Series - Class B	278,804	1,738,333	(1,459,529)	179,657	3,140,307	(2,960,650)
Columbia Small Company Growth Fund, Variable Series - Class A	-	2,581	(2,581)	-	144	(144)
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Service Class 2	992,104	4,176,755	(3,184,651)	3,214,538	8,981,668	(5,767,130)
Fidelity® Variable Insurance Products II:
Fidelity® VIP Contrafund® Portfolio - Service Class 2	13,009,601	19,551,470	(6,541,869)	38,407,606	22,732,411	15,675,195
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value Securities Fund - Class 2	298,415	110,674	187,741	375,150	243,139	132,011
ING Balanced Portfolio, Inc.:
ING Balanced Portfolio - Class S	64,148	133,985	(69,837)	154,763	244,970	(90,207)
ING Intermediate Bond Portfolio:
ING Intermediate Bond Portfolio - Class S	40,290,370	38,950,690	1,339,680	72,084,714	56,248,042	15,836,672
ING Investors Trust:
ING AllianceBernstein Mid Cap Growth Portfolio - Service Class	2,070,577	19,338,993	(17,268,416)	4,875,586	7,856,182	(2,980,596)
ING AllianceBernstein Mid Cap Growth Portfolio - Service 2 Class	50,985	975,871	(924,886)	114,147	228,342	(114,195)
ING American Funds Asset Allocation Portfolio	19,904,258	5,412,005	14,492,253	23,895,240	3,215,712	20,679,528
ING American Funds Bond Portfolio	38,343,432	17,153,230	21,190,202	37,631,498	9,063,400	28,568,098

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

			Year ended December 31
		2009			2008
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
ING Investors Trust (continued):
ING American Funds Growth Portfolio	36,582,545	36,084,341	498,204	66,078,373	41,512,481	24,565,892
ING American Funds Growth-Income Portfolio	21,283,824	21,176,889	106,935	40,022,856	26,811,680	13,211,176
ING American Funds International Portfolio	21,908,372	18,401,270	3,507,102	32,644,018	24,864,560	7,779,458
ING American Funds World Allocation Portfolio - Service Class	8,865,751	1,821,231	7,044,520	1,475,870	29,257	1,446,613
ING Artio Foreign Portfolio - Service Class	12,987,278	12,119,589	867,689	18,699,161	18,683,200	15,961
ING Artio Foreign Portfolio - Service 2 Class	535,620	495,775	39,845	302,000	479,674	(177,674)
ING BlackRock Inflation Protected Bond Portfolio - Service Class	19,482,590	4,392,829	15,089,761	-	-	-
ING BlackRock Large Cap Growth Portfolio - Institutional Class	-	2,743	(2,743)	3	2,895	(2,892)
ING BlackRock Large Cap Growth Portfolio - Service Class	6,465,361	5,476,222	989,139	5,752,600	5,400,606	351,994
ING BlackRock Large Cap Value Portfolio - Service Class	136,144	680,723	(544,579)	87,456	1,082,168	(994,712)
ING BlackRock Large Cap Value Portfolio - Service 2 Class	2,844	24,758	(21,914)	6,407	56,978	(50,571)
ING Clarion Global Real Estate Portfolio - Service Class	5,555,668	6,011,644	(455,976)	13,935,069	8,931,567	5,003,502
ING Clarion Global Real Estate Portfolio - Service 2 Class	46,753	38,422	8,331	95,994	79,211	16,783
ING Clarion Real Estate Portfolio - Service Class	921,570	2,302,213	(1,380,643)	1,895,100	4,168,239	(2,273,139)
ING Clarion Real Estate Portfolio - Service 2 Class	101,499	251,328	(149,829)	99,116	313,390	(214,274)
ING Evergreen Health Sciences Portfolio - Service Class	6,606,332	7,980,311	(1,373,979)	12,348,154	10,033,907	2,314,247
ING Evergreen Omega Portfolio - Service Class	8,918,921	2,235,010	6,683,911	780,203	450,969	329,234
ING Evergreen Omega Portfolio - Service 2 Class	991	20,984	(19,993)	919	15,342	(14,423)
ING FMRSM Diversified Mid Cap Portfolio - Service Class	11,993,189	14,027,678	(2,034,489)	15,533,608	20,806,130	(5,272,522)
ING FMRSM Diversified Mid Cap Portfolio - Service 2 Class	123,478	262,502	(139,024)	231,193	461,928	(230,735)
ING Focus 5 Portfolio - Service Class	6,018,422	6,358,864	(340,442)	20,714,284	7,849,841	12,864,443
ING Franklin Income Portfolio - Service Class	19,152,614	13,329,973	5,822,641	29,073,925	22,412,607	6,661,318
ING Franklin Income Portfolio - Service 2 Class	304,876	276,396	28,480	331,544	384,919	(53,375)
ING Franklin Mutual Shares Portfolio - Service Class	6,742,053	6,107,920	634,133	11,340,120	7,955,038	3,385,082
ING Franklin Templeton Founding Strategy Portfolio - Service Class	16,080,003	19,493,470	(3,413,467)	79,149,769	20,954,019	58,195,750
ING Global Resources Portfolio - Service Class	6,685,696	8,256,640	(1,570,944)	17,080,043	13,531,849	3,548,194
ING Global Resources Portfolio - Service 2 Class	102,335	184,416	(82,081)	284,537	353,794	(69,257)
ING Growth and Income Portfolio II - Service Class	914,317	31,247,475	(30,333,158)	5,311,958	11,855,180	(6,543,222)
ING Growth and Income Portfolio II - Service 2 Class	31,422	1,852,992	(1,821,570)	200,132	456,493	(256,361)
ING Index Plus International Equity Portfolio - Service Class	120,154	2,549,091	(2,428,937)	316,780	1,041,046	(724,266)

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

			Year ended December 31
		2009			2008
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
ING Investors Trust (continued):
ING Index Plus International Equity Portfolio - Service 2 Class	351	39,217	(38,866)	1,387	22,864	(21,477)
ING International Growth Opportunities Portfolio - Service Class	65,184	7,329,858	(7,264,674)	347,675	2,195,689	(1,848,014)
ING International Growth Opportunities Portfolio - Service 2 Class	6,959	467,433	(460,474)	24,951	85,424	(60,473)
ING Janus Contrarian Portfolio - Service Class	5,578,332	13,257,041	(7,678,709)	24,274,047	22,399,880	1,874,167
ING Janus Contrarian Portfolio - Service 2 Class	80,729	285,596	(204,867)	240,422	315,896	(75,474)
ING JPMorgan Emerging Markets Equity Portfolio - Service Class	13,495,540	13,596,496	(100,956)	20,248,514	19,777,306	471,208
ING JPMorgan Emerging Markets Equity Portfolio - Service 2 Class	124,599	184,887	(60,288)	182,330	313,840	(131,510)
ING JPMorgan Small Cap Core Equity Portfolio - Service Class	2,501,202	2,859,014	(357,812)	2,331,586	6,052,262	(3,720,676)
ING JPMorgan Small Cap Core Equity Portfolio - Service 2 Class	44,136	279,627	(235,491)	66,112	531,318	(465,206)
ING JPMorgan Value Opportunities Portfolio - Service Class	231,883	2,743,063	(2,511,180)	243,112	1,134,143	(891,031)
ING JPMorgan Value Opportunities Portfolio - Service 2 Class	280	96,275	(95,995)	3,859	46,066	(42,207)
ING LifeStyle Aggressive Growth Portfolio - Service Class	9,317,426	103,925,293	(94,607,867)	20,081,738	20,886,430	(804,692)
ING LifeStyle Aggressive Growth Portfolio - Service 2 Class	110,012	451,640	(341,628)	119,492	82,910	36,582
ING LifeStyle Conservative Portfolio - Service Class	38,613,440	54,713,629	(16,100,189)	17,350,368	1,250,179	16,100,189
ING LifeStyle Conservative Portfolio - Service 2 Class	113,225	113,225	-	-	-	-
ING LifeStyle Growth Portfolio - Service Class	49,317,013	401,660,098	(352,343,085)	128,672,824	65,931,731	62,741,093
ING LifeStyle Growth Portfolio - Service 2 Class	247,019	1,378,743	(1,131,724)	393,960	164,843	229,117
ING LifeStyle Moderate Growth Portfolio - Service Class	46,854,994	327,872,721	(281,017,727)	108,054,957	55,553,992	52,500,965
ING LifeStyle Moderate Growth Portfolio - Service 2 Class	405,985	1,678,313	(1,272,328)	395,247	369,658	25,589
ING LifeStyle Moderate Portfolio - Service Class	44,199,116	198,756,446	(154,557,330)	90,761,793	39,182,323	51,579,470
ING LifeStyle Moderate Portfolio - Service 2 Class	1,106,826	2,342,065	(1,235,239)	774,140	616,897	157,243
ING Limited Maturity Bond Portfolio - Service Class	172,351	1,259,922	(1,087,571)	290,597	2,356,870	(2,066,273)
ING Liquid Assets Portfolio - Service Class	100,033,410	152,688,414	(52,655,004)	318,256,889	235,944,081	82,312,808
ING Liquid Assets Portfolio - Service 2 Class	1,670,729	3,901,797	(2,231,068)	10,022,475	6,984,421	3,038,054
ING Lord Abbett Affiliated Portfolio - Service Class	195,971	1,272,743	(1,076,772)	289,874	2,329,501	(2,039,627)
ING Lord Abbett Affiliated Portfolio - Service 2 Class	7,978	26,296	(18,318)	3,898	29,418	(25,520)
ING Marsico Growth Portfolio - Service Class	6,158,423	9,289,470	(3,131,047)	9,714,966	13,856,667	(4,141,701)
ING Marsico Growth Portfolio - Service 2 Class	152,268	211,557	(59,289)	99,590	230,242	(130,652)
ING Marsico International Opportunities Portfolio - Service Class	1,710,898	5,113,218	(3,402,320)	11,123,956	9,422,714	1,701,242
ING MFS Total Return Portfolio - Service Class	7,010,855	9,394,058	(2,383,203)	7,594,899	12,608,231	(5,013,332)

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

			Year ended December 31
		2009			2008
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
ING Investors Trust (continued):
ING MFS Total Return Portfolio - Service 2 Class	147,999	440,045	(292,046)	129,192	614,062	(484,870)
ING MFS Utilities Portfolio - Service Class	7,677,149	10,147,969	(2,470,820)	23,836,751	19,922,925	3,913,826
ING Multi-Manager International Small Cap Portfolio - Class S	1,498,951	1,992,798	(493,847)	969,332	475,485	493,847
ING Oppenheimer Active Allocation Portfolio - Service Class	2,048,572	243,145	1,805,427	427,911	16,299	411,612
ING Oppenheimer Main Street Portfolio® - Service Class	512,822	14,045,538	(13,532,716)	2,667,157	4,848,712	(2,181,555)
ING Oppenheimer Main Street Portfolio® - Service 2 Class	4,714	302,518	(297,804)	11,717	43,757	(32,040)
ING PIMCO High Yield Portfolio - Service Class	969,477	6,925,944	(5,956,467)	7,328,265	19,504,693	(12,176,428)
ING PIMCO Total Return Bond Portfolio - Service Class	97,437,019	59,413,076	38,023,943	148,312,824	68,903,229	79,409,595
ING PIMCO Total Return Bond Portfolio - Service 2 Class	1,564,776	1,195,889	368,887	2,422,074	1,361,491	1,060,583
ING Pioneer Fund Portfolio - Service Class	740,597	1,121,515	(380,918)	637,444	2,057,989	(1,420,545)
ING Pioneer Mid Cap Value Portfolio - Service Class	8,205,982	12,555,896	(4,349,914)	28,952,917	20,716,105	8,236,812
ING Retirement Conservative Portfolio - Adviser Class	52,086,673	3,894,878	48,191,795	-	-	-
ING Retirement Growth Portfolio - Adviser Class	498,382,902	14,157,359	484,225,543	-	-	-
ING Retirement Moderate Growth Portfolio - Adviser Class	331,988,356	9,052,622	322,935,734	-	-	-
ING Retirement Moderate Portfolio - Adviser Class	193,428,098	7,212,114	186,215,984	-	-	-
ING T. Rowe Price Capital Appreciation Portfolio - Service Class	17,600,263	17,081,278	518,985	28,597,491	24,119,335	4,478,156
ING T. Rowe Price Capital Appreciation Portfolio - Service 2 Class	225,842	749,451	(523,609)	301,468	1,194,157	(892,689)
ING T. Rowe Price Equity Income Portfolio - Service Class	6,360,252	7,178,319	(818,067)	7,655,742	9,493,239	(1,837,497)
ING T. Rowe Price Equity Income Portfolio - Service 2 Class	98,206	283,142	(184,936)	186,781	364,938	(178,157)
ING Templeton Global Growth Portfolio - Service Class	2,779,038	2,929,241	(150,203)	3,095,739	4,953,235	(1,857,496)
ING Templeton Global Growth Portfolio - Service 2 Class	24,368	35,756	(11,388)	30,067	137,053	(106,986)
ING Van Kampen Capital Growth Portfolio - Service Class	1,790,898	17,874,111	(16,083,213)	16,999,139	4,838,809	12,160,330
ING Van Kampen Capital Growth Portfolio - Service 2 Class	2	1,417	(1,415)	18,672	907,281	(888,609)
ING Van Kampen Global Franchise Portfolio - Service Class	5,215,590	5,142,938	72,652	6,603,917	8,484,047	(1,880,130)
ING Van Kampen Global Franchise Portfolio - Service 2 Class	121,541	538,908	(417,367)	151,446	779,421	(627,975)
ING Van Kampen Global Tactical Asset Allocation Portfolio -
Service Class	4,666,340	706,578	3,959,762	376,816	58,534	318,282
ING Van Kampen Growth and Income Portfolio - Service Class	3,232,339	4,799,103	(1,566,764)	3,960,823	6,953,624	(2,992,801)
ING Van Kampen Growth and Income Portfolio - Service 2 Class	225,182	453,973	(228,791)	216,645	833,877	(617,232)
ING Wells Fargo Small Cap Disciplined Portfolio - Service Class	1,775,341	893,008	882,333	49,110	449,683	(400,573)
ING Wells Fargo Small Cap Disciplined Portfolio - Service 2 Class	153	5,144	(4,991)	419	7,989	(7,570)

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

			Year ended December 31
		2009			2008
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
ING Mutual Funds:
ING Diversified International Fund - Class R	18	4,785	(4,767)	1,357	6,179	(4,822)
ING Partners, Inc.:
ING American Century Large Company Value Portfolio - Service Class	28,498	72,854	(44,356)	12,181	6,516	5,665
ING American Century Small-Mid Cap Value Portfolio - Service Class	112,936	19,916	93,020	8,498	6,369	2,129
ING Baron Small Cap Growth Portfolio - Service Class	15,460,465	10,216,661	5,243,804	14,185,144	9,097,198	5,087,946
ING Columbia Small Cap Value Portfolio - Service Class	6,912,213	8,212,602	(1,300,389)	18,865,474	12,373,074	6,492,400
ING Davis New York Venture Portfolio - Service Class	11,317,153	8,289,814	3,027,339	17,588,696	6,274,019	11,314,677
ING JPMorgan Mid Cap Value Portfolio - Service Class	4,747,238	2,352,252	2,394,986	4,500,990	1,905,326	2,595,664
ING Legg Mason Partners Aggressive Growth Portfolio - Service Class	199,007	1,528,203	(1,329,196)	1,110,284	2,547,033	(1,436,749)
ING Neuberger Berman Partners Portfolio - Service Class	155,910	11,239,947	(11,084,037)	515,915	2,985,982	(2,470,067)
ING Oppenheimer Global Portfolio - Initial Class	90,351	233,628	(143,277)	34,824	244,888	(210,064)
ING Oppenheimer Global Portfolio - Service Class	1,280,265	2,986,018	(1,705,753)	5,982,499	4,603,003	1,379,496
ING Oppenheimer Strategic Income Portfolio - Service Class	71,846	253,796	(181,950)	591,212	539,474	51,738
ING PIMCO Total Return Portfolio - Service Class	203,986	198,173	5,813	508,319	181,381	326,938
ING Solution 2015 Portfolio - Service Class	478,956	163,082	315,874	807,195	292,478	514,717
ING Solution 2025 Portfolio - Service Class	633,355	101,208	532,147	697,835	106,385	591,450
ING Solution 2035 Portfolio - Service Class	260,852	170,466	90,386	421,452	36,400	385,052
ING Solution 2045 Portfolio - Service Class	16,435	34,830	(18,395)	79,705	10,611	69,094
ING Solution Income Portfolio - Service Class	126,852	73,781	53,071	352,910	179,167	173,743
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Service
Class	388,149	47,438	340,711	173,642	38,243	135,399
ING T. Rowe Price Growth Equity Portfolio - Service Class	11,486,303	4,675,708	6,810,595	4,856,598	3,124,542	1,732,056
ING Templeton Foreign Equity Portfolio - Service Class	13,339,518	9,723,596	3,615,922	23,495,762	10,533,852	12,961,910
ING Thornburg Value Portfolio - Initial Class	24,338	49,714	(25,376)	12,370	70,971	(58,601)
ING Thornburg Value Portfolio - Service Class	143,282	104,718	38,564	66,473	494,495	(428,022)
ING UBS U.S. Large Cap Equity Portfolio - Service Class	21,606	168,389	(146,783)	74,285	364,563	(290,278)
ING Van Kampen Comstock Portfolio - Service Class	3,595,157	4,209,288	(614,131)	4,752,673	5,122,227	(369,554)
ING Van Kampen Equity and Income Portfolio - Initial Class	114	18,612	(18,498)	4,321	66,669	(62,348)
ING Van Kampen Equity and Income Portfolio - Service Class	3,981,043	5,317,039	(1,335,996)	15,369,468	5,160,161	10,209,307

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

			Year ended December 31
		2009			2008
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
ING Strategic Allocation Portfolios, Inc.:
ING Strategic Allocation Conservative Portfolio - Class S	15,260	16,067	(807)	22,249	15,008	7,241
ING Strategic Allocation Growth Portfolio - Class S	4,091	7,118	(3,027)	24,916	4,989	19,927
ING Strategic Allocation Moderate Portfolio - Class S	7,093	9,342	(2,249)	12,127	13,804	(1,677)
ING Variable Funds:
ING Growth and Income Portfolio - Class I	-	825	(825)	68	477	(409)
ING Growth and Income Portfolio - Class S	23,372,789	10,183,271	13,189,518	54,369,875	10,094,718	44,275,157
ING Variable Insurance Trust:
ING GET U.S. Core Portfolio - Series 3	190,050	4,095,215	(3,905,165)	99,250	896,367	(797,117)
ING GET U.S. Core Portfolio - Series 4	134,449	2,779,623	(2,645,174)	132,927	737,417	(604,490)
ING GET U.S. Core Portfolio - Series 5	198,514	447,916	(249,402)	30,371	435,448	(405,077)
ING GET U.S. Core Portfolio - Series 6	239,766	657,347	(417,581)	15,244	432,401	(417,157)
ING GET U.S. Core Portfolio - Series 7	77,260	213,747	(136,487)	71,084	381,434	(310,350)
ING GET U.S. Core Portfolio - Series 8	63,228	245,460	(182,232)	58,893	230,012	(171,119)
ING GET U.S. Core Portfolio - Series 9	105,587	197,861	(92,274)	27,518	117,771	(90,253)
ING GET U.S. Core Portfolio - Series 10	38,405	128,397	(89,992)	93,484	153,870	(60,386)
ING GET U.S. Core Portfolio - Series 11	89,504	266,327	(176,823)	26,699	121,272	(94,573)
ING GET U.S. Core Portfolio - Series 12	13,991	60,972	(46,981)	3,294	91,027	(87,733)
ING GET U.S. Core Portfolio - Series 13	65,252	702,351	(637,099)	2,187,257	3,476,413	(1,289,156)
ING GET U.S. Core Portfolio - Series 14	3,726,075	6,619,304	(2,893,229)	574,041	1,850,938	(1,276,897)
ING Variable Portfolios, Inc.:
ING BlackRock Science and Technology Opportunities Portfolio -
Class S	18,859,241	9,444,370	9,414,871	19,307,804	5,970,899	13,336,905
ING Dow Jones Euro STOXX 50 Index Portfolio - Class A	118,409	56,338	62,071	-	-	-
ING FTSE 100 Index Portfolio - Class A	74,851	1,197	73,654	-	-	-
ING Global Equity Option Portfolio - Class S	754,452	1,015,113	(260,661)	269,308	8,647	260,661
ING Hang Seng Index Portfolio - Class S	4,311,014	1,085,883	3,225,131	-	-	-
ING Index Plus LargeCap Portfolio - Class S	4,426,826	8,774,823	(4,347,997)	9,830,865	11,570,172	(1,739,307)
ING Index Plus MidCap Portfolio - Class S	634,350	2,600,153	(1,965,803)	3,015,661	6,163,391	(3,147,730)
ING Index Plus SmallCap Portfolio - Class S	515,644	1,832,868	(1,317,224)	2,437,053	5,151,198	(2,714,145)
ING International Index Portfolio - Class S	10,344,834	2,348,210	7,996,624	1,344,546	346,297	998,249

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

			Year ended December 31
		2009			2008
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
ING Variable Portfolios, Inc. (continued):
ING Japan Equity Index Portfolio - Class A	67,500	34,583	32,917	-	-	-
ING Opportunistic Large Cap Growth Portfolio - Class S	2,112	47,356	(45,244)	24,035	24,639	(604)
ING Opportunistic Large Cap Portfolio - Class S	136,507	377,654	(241,147)	76,054	482,859	(406,805)
ING Russell™ Global Large Cap Index 75% Portfolio - Class S	1,658,272	275,337	1,382,935	559,291	224,391	334,900
ING Russell™ Large Cap Growth Index Portfolio - Class S	12,716,446	1,506,176	11,210,270	-	-	-
ING Russell™ Large Cap Index Portfolio - Class S	50,637,531	8,299,860	42,337,671	5,347,374	1,928,900	3,418,474
ING Russell™ Large Cap Value Index Portfolio - Class S	2,295,781	373,547	1,922,234	-	-	-
ING Russell™ Mid Cap Growth Index Portfolio - Class S	21,074,210	1,917,538	19,156,672	-	-	-
ING Russell™ Mid Cap Index Portfolio - Class S	10,832,295	4,403,603	6,428,692	4,727,979	1,024,428	3,703,551
ING Russell™ Small Cap Index Portfolio - Class S	11,286,060	8,153,924	3,132,136	14,797,236	4,654,693	10,142,543
ING Small Company Portfolio - Class S	8,312,508	6,042,586	2,269,922	8,414,905	2,700,247	5,714,658
ING U.S. Bond Index Portfolio - Class S	24,404,746	17,982,606	6,422,140	26,307,158	8,888,992	17,418,166
ING WisdomTreeSM Global High-Yielding Equity Index Portfolio -
Class S	13,523,895	9,941,585	3,582,310	29,686,496	5,744,115	23,942,381
ING Variable Products Trust:
ING International Value Portfolio - Class S	109,923	137,497	(27,574)	308,055	200,121	107,934
ING MidCap Opportunities Portfolio - Class S	7,188,087	8,677,440	(1,489,353)	39,227,782	7,465,272	31,762,510
ING SmallCap Opportunities Portfolio - Class S	158,120	1,125,021	(966,901)	576,329	2,931,439	(2,355,110)
Legg Mason Partners Variable Equity Trust:
Legg Mason ClearBridge Variable Investors Portfolio	105	1,481	(1,376)	438	5,875	(5,437)
Legg Mason Global Currents Variable International All Cap
Opportunity Portfolio	-	261	(261)	41	1,863	(1,822)
Legg Mason Partners Variable Income Trust:
Legg Mason Western Asset Variable High Income Portfolio	-	131	(131)	13	2,153	(2,140)
Legg Mason Western Asset Variable Money Market Portfolio	53	8	45	700	11,400	(10,700)
Oppenheimer Variable Account Funds:
Oppenheimer Main Street Small Cap Fund®/VA - Service Class	46,964	15,802	31,162	18,190	17,432	758
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio - Administrative Class	452,739	248,669	204,070	787,873	264,788	523,085

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

			Year ended December 31
		2009			2008
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Pioneer Variable Contracts Trust:
Pioneer Equity Income VCT Portfolio - Class II	282,017	288,418	(6,401)	424,102	242,777	181,325
Pioneer Small Cap Value VCT Portfolio - Class II	231,743	632,548	(400,805)	42,454	140,795	(98,341)
ProFunds:
ProFund VP Bull	26,235	270,575	(244,340)	241,994	947,511	(705,517)
ProFund VP Europe 30	34,631	291,508	(256,877)	50,496	485,032	(434,536)
ProFund VP Rising Rates Opportunity	204,523	681,580	(477,057)	248,601	1,391,333	(1,142,732)
Wells Fargo Funds Trust:
Wells Fargo Advantage Asset Allocation Fund	1,744	24,958	(23,214)	1,340	32,662	(31,322)
Wells Fargo Advantage C&B Large Cap Value Fund	152	5,143	(4,991)	298	9,273	(8,975)
Wells Fargo Advantage Equity Income Fund	702	5,759	(5,057)	2,424	13,327	(10,903)
Wells Fargo Advantage Large Company Growth Fund	274	32,595	(32,321)	4,152	48,046	(43,894)
Wells Fargo Advantage Money Market Fund	-	524	(524)	-	8,122	(8,122)
Wells Fargo Advantage Small Cap Growth Fund	-	11,460	(11,460)	372	9,704	(9,332)
Wells Fargo Advantage Total Return Bond Fund	4,490	8,688	(4,198)	2	26,260	(26,258)

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

Notes to Financial Statements

9. Unit Summary

A summary of units outstanding at December 31, 2009 follows:

Division/Contract	Units	Unit Value	Extended Value
AIM V.I. Leisure Fund - Series I Shares
Contracts in accumulation period:
Band 4	4,124.980	$ 10.42	$ 42,982
Band 5	5,789.366	10.38	60,094
Band 6	229,345.290	10.30	2,362,256
Band 7	250,590.332	10.26	2,571,057
Band 8	54,185.644	10.18	551,610
Band 9	26,395.210	10.14	267,647
Band 10	229,699.037	10.10	2,319,960
Band 11	58,504.412	10.07	589,139
Band 12	100,598.486	10.03	1,009,003
Band 13	139,559.000	9.99	1,394,194
Band 14	274,471.955	9.91	2,720,017
Band 15	74,323.992	9.87	733,578
Band 16	1,680.836	9.79	16,455
Band 17	165,664.481	9.76	1,616,885
Band 18	1,350.500	9.72	13,127
Band 19	42,599.198	9.64	410,656
Band 20	204,073.458	9.95	2,030,531
Band 21	26,226.110	9.83	257,803
Band 26	15,493.764	10.67	165,318
Band 27	14,250.742	10.42	148,493
Band 28	393.102	10.30	4,049
Band 29	9,073.660	10.26	93,096
Band 30	8,100.892	10.02	81,171
Band 31	3,413.044	9.91	33,823
Band 34	413.824	9.43	3,902
Band 41	6,797.449	10.30	70,014
Band 42	1,780.435	10.17	18,107
Band 43	13,118.621	10.07	132,105
Band 45	1,928.006	8.80	16,966
Band 46	37,721.710	8.53	321,766
Band 47	8,135.266	8.46	68,824
	2,009,802.802		$ 20,124,628

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
BlackRock Global Allocation V.I. Fund - Class III
Contracts in accumulation period:
Band 2	13,640.002	$ 9.60	$ 130,944
Band 4	45,477.661	9.55	434,312
Band 5	17,484.891	9.55	166,981
Band 6	13,749,221.270	9.53	131,030,079
Band 7	3,478,112.769	9.52	33,111,634
Band 8	5,374,595.837	9.50	51,058,660
Band 9	326,433.438	9.50	3,101,118
Band 10	29,137,035.610	9.49	276,510,468
Band 11	3,117,544.491	9.48	29,554,322
Band 12	1,025,896.013	9.47	9,715,235
Band 13	6,969,528.887	9.46	65,931,743
Band 14	4,707,828.576	9.45	44,488,980
Band 15	8,786,490.784	9.44	82,944,473
Band 16	418,581.176	9.42	3,943,035
Band 17	5,407,653.258	9.41	50,886,017
Band 18	10,877.189	9.40	102,246
Band 19	112,665.445	9.39	1,057,929
Band 20	2,289,265.139	9.45	21,633,556
Band 21	392,083.090	9.43	3,697,344
Band 26	289,884.061	9.61	2,785,786
Band 27	66,363.812	9.55	633,774
Band 28	11,161.627	9.53	106,370
Band 29	68,052.818	9.52	647,863
Band 30	16,653.171	9.47	157,706
Band 31	24,267.644	9.44	229,087
Band 32	145.438	9.40	1,367
Band 38	300,980.094	9.60	2,889,409
Band 41	9,917.788	9.47	93,921
Band 42	3,335.017	9.44	31,483
Band 43	178,996.790	9.41	1,684,360
Band 45	619.478	9.33	5,780
Band 46	9,928,436.782	9.40	93,327,306
Band 47	1,786,545.429	9.37	16,739,931
Band 50	4,234.478	9.46	40,058
Band 55	27,022.562	9.50	256,714
Band 56	4,790,071.317	9.57	45,840,983
Band 57	47,696.838	9.48	452,166
Band 59	27,510.338	9.39	258,322
Band 60	1,055.524	9.50	10,027
	102,963,366.532		$ 975,691,489

158

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Columbia Asset Allocation Fund, Variable Series -
Class A
Contracts in accumulation period:
Band 6	659.599	$ 14.00	$ 9,234
Band 7	12,608.016	13.96	176,008
Band 8	3,320.294	13.86	46,019
Band 9	3,669.024	13.81	50,669
Band 11	1,042.997	13.72	14,310
Band 13	849.871	13.63	11,584
	22,149.801		$ 307,824
Columbia Federal Securities Fund, Variable Series -
Class A
Contracts in accumulation period:
Band 7	1,452.585	$ 11.98	$ 17,402
Band 13	387.945	11.70	4,539
	1,840.530		$ 21,941
Columbia Large Cap Growth Fund, Variable Series -
Class A
Contracts in accumulation period:
Band 6	1,048.978	$ 10.20	$ 10,700
Band 7	23,678.464	10.17	240,810
Band 9	1,661.493	10.10	16,781
Band 11	939.519	10.05	9,442
Band 13	3,508.307	10.00	35,083
Band 14	1,786.085	9.95	17,772
	32,622.846		$ 330,588
Columbia Small Cap Value Fund, Variable Series -
Class B
Contracts in accumulation period:
Band 2	1,646.554	$ 11.43	$ 18,820
Band 4	7,960.627	17.36	138,196
Band 5	7,656.833	17.30	132,463
Band 6	1,267,315.546	17.18	21,772,481
Band 7	862,022.572	17.12	14,757,826
Band 8	436,197.220	17.01	7,419,715
Band 9	41,699.564	16.95	706,808
Band 10	1,055,356.478	16.89	17,824,971
Band 11	381,206.880	16.84	6,419,524
Band 12	154,249.731	16.78	2,588,310
Band 13	421,323.331	16.72	7,044,526
Band 14	1,427,285.700	16.61	23,707,215
Band 15	427,907.663	16.55	7,081,872
Band 16	49,727.771	16.44	817,525
Band 17	954,873.810	16.38	15,640,833
Band 18	12,856.719	16.33	209,950
Band 19	58,445.497	16.22	947,986
Band 20	874,057.457	16.67	14,570,538
Band 21	68,437.015	16.50	1,129,211
Band 26	29,229.991	11.46	334,976

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Columbia Small Cap Value Fund, Variable Series -
Class B (continued)
Band 27	8,368.506	$ 11.30	$ 94,564
Band 28	3,248.996	11.21	36,421
Band 29	11,584.078	11.19	129,626
Band 30	3,262.203	11.03	35,982
Band 31	1,239.405	10.95	13,571
Band 41	1,221.188	11.03	13,470
Band 42	1,685.763	10.93	18,425
Band 43	6,728.767	10.85	73,007
Band 46	594,174.946	10.13	6,018,992
Band 47	39,738.759	10.05	399,375
	9,210,709.570		$ 150,097,179
Columbia Small Company Growth Fund, Variable
Series - Class A
Contracts in accumulation period:
Band 7	382.447	$ 14.90	$ 5,698
Band 8	1,251.967	14.80	18,529
Band 13	53.349	14.55	776
	1,687.763		$ 25,003
Fidelity® VIP Equity-Income Portfolio - Service Class 2
Contracts in accumulation period:
Band 2	1,742.693	$ 10.12	$ 17,636
Band 3	1,719.234	9.82	16,883
Band 4	121,118.325	9.90	1,199,071
Band 5	76,347.955	9.86	752,791
Band 6	2,618,208.065	9.78	25,606,075
Band 7	1,677,580.118	9.74	16,339,630
Band 8	908,523.674	9.65	8,767,253
Band 9	297,249.668	9.61	2,856,569
Band 10	2,015,555.815	9.57	19,288,869
Band 11	580,670.097	9.53	5,533,786
Band 12	465,583.194	9.49	4,418,385
Band 13	1,046,723.856	9.45	9,891,540
Band 14	2,181,206.791	9.37	20,437,908
Band 15	833,580.791	9.33	7,777,309
Band 16	113,496.630	9.25	1,049,844
Band 17	1,458,754.366	9.21	13,435,128
Band 18	30,702.395	9.17	281,541
Band 19	93,636.220	9.09	851,153
Band 20	1,195,771.005	9.41	11,252,205
Band 21	252,479.800	9.29	2,345,537
Band 25	8,031.519	10.21	82,002
Band 26	347,831.063	10.16	3,533,964
Band 27	158,548.416	9.90	1,569,629
Band 28	30,160.318	9.78	294,968
Band 29	232,219.610	9.73	2,259,497

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Fidelity® VIP Equity-Income Portfolio - Service Class 2
(continued)
Band 30	88,922.847	$ 9.49	$ 843,878
Band 31	43,755.790	9.36	409,554
Band 32	1,420.047	9.13	12,965
Band 33	245.137	8.98	2,201
Band 34	929.429	8.86	8,235
Band 35	237,954.549	10.34	2,460,450
Band 36	25,217.234	10.16	256,207
Band 37	36,955.306	10.03	370,662
Band 38	653,883.192	11.70	7,650,433
Band 39	115,338.180	11.55	1,332,156
Band 40	40,596.365	11.44	464,422
Band 41	20,870.870	10.70	223,318
Band 42	20,408.453	10.57	215,717
Band 43	103,092.626	10.46	1,078,349
Band 44	422.380	9.16	3,869
Band 45	6,274.261	9.02	56,594
Band 46	769,770.052	8.66	6,666,209
Band 47	142,561.235	8.60	1,226,027
Band 51	675.903	8.17	5,522
Band 55	1,165.227	8.33	9,706
Band 56	16,501.299	7.72	127,390
	19,074,402.000		$ 183,283,037
Fidelity® VIP Contrafund® Portfolio - Service Class 2
Contracts in accumulation period:
Band 2	10,484.608	$ 11.70	$ 122,670
Band 4	356,882.784	13.92	4,967,808
Band 5	111,194.538	13.82	1,536,709
Band 6	10,400,918.370	11.48	119,402,543
Band 7	1,646,404.196	13.64	22,456,953
Band 8	5,391,514.512	11.40	61,463,265
Band 9	719,226.450	13.46	9,680,788
Band 10	13,426,001.920	11.76	157,889,783
Band 11	1,507,302.426	11.32	17,062,663
Band 12	358,683.538	11.29	4,049,537
Band 13	3,266,422.252	13.23	43,214,766
Band 14	4,756,314.637	11.21	53,318,287
Band 15	4,510,559.032	13.06	58,907,901
Band 16	463,650.872	11.13	5,160,434
Band 17	3,991,693.835	11.10	44,307,802
Band 18	12,825.307	11.07	141,976
Band 19	110,336.357	11.35	1,252,318
Band 20	1,489,027.167	11.62	17,302,496
Band 21	465,349.416	11.52	5,360,825
Band 26	825,559.005	14.23	11,747,705
Band 27	372,040.435	13.87	5,160,201

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Fidelity® VIP Contrafund® Portfolio - Service Class 2
(continued)
Band 28	88,500.721	$ 13.70	$ 1,212,460
Band 29	464,909.402	13.64	6,341,364
Band 30	124,135.071	13.29	1,649,755
Band 31	63,550.399	13.12	833,781
Band 32	2,230.733	12.79	28,531
Band 34	4,069.662	12.42	50,545
Band 35	588,421.222	14.48	8,520,339
Band 36	135,869.817	14.24	1,934,786
Band 37	78,836.102	14.05	1,107,647
Band 38	2,759,642.441	14.91	41,146,269
Band 39	738,209.092	14.72	10,866,438
Band 40	263,838.934	14.57	3,844,133
Band 41	148,439.251	13.48	2,000,961
Band 42	39,514.683	13.31	525,940
Band 43	246,338.686	13.18	3,246,744
Band 44	13,785.011	11.52	158,803
Band 45	16,397.866	11.33	185,788
Band 46	4,781,163.738	11.05	52,831,859
Band 47	621,590.840	10.97	6,818,852
Band 50	34,382.580	9.46	325,259
Band 51	915.969	9.36	8,573
Band 52	12,437.587	9.58	119,152
Band 53	759.816	9.49	7,211
Band 54	2,996.785	9.39	28,140
Band 55	7,278.262	9.54	69,435
Band 56	909,339.199	7.97	7,247,433
Band 57	11,750.320	7.88	92,593
Band 58	1,093.013	7.84	8,569
Band 59	1,535.255	7.79	11,960
Band 60	5,572.257	7.90	44,021
	66,359,896.371		$ 795,774,771
Franklin Small Cap Value Securities Fund - Class 2
Contracts in accumulation period:
Band 35	57,030.427	$ 14.98	$ 854,316
Band 36	15,862.266	14.74	233,810
Band 37	7,079.073	14.56	103,071
Band 38	472,728.956	15.26	7,213,844
Band 39	224,142.898	15.07	3,377,833
Band 40	22,337.169	14.92	333,271
	799,180.789		$ 12,116,145

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Balanced Portfolio - Class S
Contracts in accumulation period:
Band 4	2,094.837	$ 9.08	$ 19,021
Band 7	10,708.114	9.01	96,480
Band 9	55,221.641	8.96	494,786
Band 10	14,824.595	8.94	132,532
Band 13	7,980.732	8.89	70,949
Band 15	14,135.106	8.84	124,954
Band 20	682.746	8.87	6,056
Band 21	22,029.466	8.82	194,300
Band 26	37,425.948	9.18	343,570
Band 27	15,655.105	9.07	141,992
Band 28	3,325.758	9.02	29,998
Band 29	36,548.413	9.01	329,301
Band 30	4,423.591	8.91	39,414
Band 31	22,495.032	8.86	199,306
Band 32	2,275.439	8.76	19,933
Band 35	52,052.155	12.11	630,352
Band 36	6,872.900	11.94	82,062
Band 37	14,740.559	11.82	174,233
Band 38	233,545.182	11.62	2,713,795
Band 39	55,087.759	11.47	631,857
Band 40	21,339.577	11.36	242,418
Band 41	9,428.339	8.91	84,007
Band 42	2,047.347	8.84	18,099
Band 43	9,137.894	8.79	80,322
	654,078.235		$ 6,899,737
ING Intermediate Bond Portfolio - Class S
Contracts in accumulation period:
Band 1	7,533.924	$ 12.86	$ 96,886
Band 2	52,475.775	12.66	664,343
Band 3	333.063	12.32	4,103
Band 4	399,907.951	12.42	4,966,857
Band 5	79,143.403	12.37	979,004
Band 6	15,212,968.170	12.28	186,815,249
Band 7	2,778,229.522	12.23	33,977,747
Band 8	7,582,619.778	12.13	91,977,178
Band 9	1,335,700.232	12.09	16,148,616
Band 10	20,618,725.800	12.04	248,249,459
Band 11	2,465,569.624	11.99	29,562,180
Band 12	557,195.972	11.95	6,658,492
Band 13	6,442,678.070	11.90	76,667,869
Band 14	7,847,636.522	11.81	92,680,587
Band 15	6,451,426.350	11.76	75,868,774
Band 16	869,777.018	11.67	10,150,298
Band 17	5,774,425.492	11.62	67,098,824
Band 18	65,315.132	11.58	756,349

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Intermediate Bond Portfolio - Class S (continued)
Band 19	136,124.935	$ 11.49	$ 1,564,076
Band 20	2,071,861.475	11.85	24,551,558
Band 21	327,586.966	11.72	3,839,319
Band 25	19,229.498	12.76	245,368
Band 26	2,146,877.431	10.87	23,336,558
Band 27	904,121.984	10.72	9,692,188
Band 28	453,014.519	10.64	4,820,074
Band 29	2,760,199.676	10.62	29,313,321
Band 30	1,341,152.830	10.47	14,041,870
Band 31	752,666.070	10.39	7,820,200
Band 32	49,681.174	10.25	509,232
Band 33	4,211.626	10.15	42,748
Band 34	35,913.360	10.08	362,007
Band 35	398,903.133	12.91	5,149,839
Band 36	90,165.603	12.71	1,146,005
Band 37	24,096.056	12.57	302,887
Band 38	4,474,847.587	11.70	52,355,717
Band 39	1,094,538.471	11.55	12,641,919
Band 40	381,536.380	11.44	4,364,776
Band 41	28,435.143	10.47	297,716
Band 42	46,084.999	10.37	477,901
Band 43	234,449.562	10.30	2,414,830
Band 44	8,234.838	10.12	83,337
Band 45	16,496.708	10.05	165,792
Band 46	7,298,104.098	10.26	74,878,548
Band 47	842,268.449	10.18	8,574,293
Band 49	146,048.112	9.96	1,454,639
Band 50	28,236.642	10.58	298,744
Band 51	25,834.890	10.47	270,491
Band 52	7,950.524	10.71	85,150
Band 53	3,666.089	10.62	38,934
Band 54	12,806.547	10.50	134,469
Band 55	65,616.283	10.68	700,782
Band 56	1,215,549.610	9.82	11,936,697
Band 57	14,377.393	9.71	139,604
Band 58	969.310	9.66	9,364
Band 59	5,113.245	9.60	49,087
Band 60	900.498	9.73	8,762
Band 64	2,426.677	9.91	24,048
	106,011,960.189		$ 1,241,465,665

164

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING American Funds Asset Allocation Portfolio
Contracts in accumulation period:
Band 2	8,194.095	$ 8.81	$ 72,190
Band 4	53,965.506	8.77	473,277
Band 5	20,041.750	8.76	175,566
Band 6	6,199,814.866	8.75	54,248,380
Band 7	598,000.015	8.74	5,226,520
Band 8	1,982,773.420	8.72	17,289,784
Band 9	50,079.428	8.72	436,693
Band 10	11,176,781.050	8.71	97,349,763
Band 11	1,992,965.206	8.70	17,338,797
Band 12	97,544.444	8.69	847,661
Band 13	1,225,464.534	8.69	10,649,287
Band 14	946,477.885	8.67	8,205,963
Band 15	3,982,647.711	8.66	34,489,729
Band 16	141,917.806	8.65	1,227,589
Band 17	1,173,463.882	8.64	10,138,728
Band 18	2,550.716	8.63	22,013
Band 19	3,512.839	8.62	30,281
Band 20	788,151.688	8.68	6,841,157
Band 21	50,407.703	8.66	436,531
Band 26	44,294.002	8.81	390,230
Band 27	16,280.119	8.77	142,777
Band 28	28,820.705	8.75	252,181
Band 29	14,507.852	8.74	126,799
Band 30	35,228.871	8.69	306,139
Band 31	1,018.580	8.67	8,831
Band 32	163.538	8.63	1,411
Band 38	20,247.047	8.81	178,376
Band 41	628.871	8.69	5,465
Band 42	20,302.108	8.67	176,019
Band 43	42,215.949	8.64	364,746
Band 46	1,883,524.446	8.63	16,254,816
Band 47	158,253.107	8.60	1,360,977
Band 56	2,328,951.641	8.78	20,448,195
Band 57	51,476.289	8.70	447,844
Band 59	13,389.961	8.62	115,421
Band 60	17,723.405	8.72	154,548
	35,171,781.035		$ 306,234,684

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING American Funds Bond Portfolio
Contracts in accumulation period:
Band 2	32,208.850	$ 10.03	$ 323,055
Band 4	109,979.528	9.81	1,078,899
Band 5	23,162.382	9.98	231,161
Band 6	7,895,771.517	9.78	77,220,645
Band 7	1,319,855.128	9.78	12,908,183
Band 8	3,000,414.100	9.76	29,284,042
Band 9	248,929.896	9.75	2,427,066
Band 10	11,050,736.900	9.74	107,634,177
Band 11	1,930,945.098	9.73	18,788,096
Band 12	349,941.457	9.72	3,401,431
Band 13	3,127,658.522	9.71	30,369,564
Band 14	2,868,327.044	9.69	27,794,089
Band 15	4,129,209.303	9.68	39,970,746
Band 16	289,640.308	9.66	2,797,925
Band 17	2,896,681.195	9.65	27,952,974
Band 18	21,277.430	9.64	205,114
Band 19	89,045.104	9.62	856,614
Band 20	1,264,544.986	9.70	12,266,086
Band 21	128,703.953	9.67	1,244,567
Band 26	163,349.529	10.04	1,640,029
Band 27	76,504.455	9.99	764,280
Band 28	24,774.455	9.96	246,754
Band 29	135,711.586	9.95	1,350,330
Band 30	42,423.519	9.90	419,993
Band 31	56,478.585	9.87	557,444
Band 35	126,735.535	9.91	1,255,949
Band 36	29,743.480	9.87	293,568
Band 37	22,000.326	9.84	216,483
Band 38	2,042,635.712	9.86	20,140,388
Band 39	433,746.375	9.82	4,259,389
Band 40	299,235.629	9.79	2,929,517
Band 41	46,417.839	9.90	459,537
Band 42	13,604.654	9.86	134,142
Band 43	100,579.364	9.84	989,701
Band 44	2,394.182	9.78	23,415
Band 45	400.786	9.75	3,908
Band 46	3,161,347.873	9.63	30,443,780
Band 47	470,087.608	9.60	4,512,841
Band 55	11,005.931	9.76	107,418
Band 56	1,625,553.311	9.83	15,979,189
Band 57	59,391.481	9.73	577,879
Band 59	11,284.146	9.62	108,553
Band 60	15,007.293	9.75	146,321
Band 61	2,488.761	9.70	24,141
Band 64	8,364.620	9.86	82,475
	49,758,299.736		$ 484,421,858

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING American Funds Growth Portfolio
Contracts in accumulation period:
Band 2	78,303.206	$ 12.44	$ 974,092
Band 4	968,967.736	12.25	11,869,855
Band 5	206,631.945	12.21	2,522,976
Band 6	27,401,456.200	12.13	332,379,664
Band 7	8,776,818.611	12.09	106,111,737
Band 8	12,826,807.200	12.01	154,049,954
Band 9	2,203,135.752	11.97	26,371,535
Band 10	30,569,313.540	11.93	364,691,911
Band 11	5,351,232.399	11.90	63,679,666
Band 12	1,261,995.926	11.86	14,967,272
Band 13	8,430,744.013	11.82	99,651,394
Band 14	15,045,553.010	11.74	176,634,792
Band 15	14,066,483.690	11.71	164,718,524
Band 16	784,691.199	11.63	9,125,959
Band 17	15,290,861.160	11.59	177,221,081
Band 18	49,132.782	11.55	567,484
Band 19	608,282.247	11.48	6,983,080
Band 20	8,525,477.587	11.78	100,430,126
Band 21	1,085,074.841	11.67	12,662,823
Band 26	1,164,673.201	12.48	14,535,122
Band 27	433,960.500	12.24	5,311,677
Band 28	249,483.264	12.13	3,026,232
Band 29	758,609.734	12.09	9,171,592
Band 30	218,528.861	11.86	2,591,752
Band 31	156,770.989	11.74	1,840,491
Band 32	3,105.569	11.52	35,776
Band 33	248.210	11.38	2,825
Band 34	11,398.998	11.27	128,467
Band 35	271,616.772	9.74	2,645,547
Band 36	32,303.509	9.65	311,729
Band 37	42,713.490	12.36	527,939
Band 38	3,677,631.199	9.63	35,415,588
Band 39	818,771.628	9.55	7,819,269
Band 40	349,352.255	9.48	3,311,859
Band 41	269,783.790	11.86	3,199,636
Band 42	135,643.916	11.71	1,588,390
Band 43	602,943.403	11.60	6,994,143
Band 44	32,108.180	10.40	333,925
Band 45	37,927.146	10.21	387,236
Band 46	13,304,969.510	10.03	133,448,844
Band 47	1,314,228.255	9.95	13,076,571
Band 50	52,753.843	9.00	474,785
Band 51	73,286.245	8.91	652,980
Band 52	6,848.169	9.11	62,387
Band 53	4,088.850	9.03	36,922
Band 54	9,230.598	8.94	82,522

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING American Funds Growth Portfolio (continued)
Band 55	47,029.591	$ 9.08	$ 427,029
Band 56	3,897,665.899	7.93	30,908,491
Band 57	34,017.906	7.84	266,700
Band 59	31,969.791	7.75	247,766
Band 60	15,517.416	7.86	121,967
Band 61	3,829.679	7.82	29,948
Band 62	5,246.655	7.77	40,767
Band 64	6,020.773	8.01	48,226
	181,605,240.838		$ 2,104,719,025
ING American Funds Growth-Income Portfolio
Contracts in accumulation period:
Band 2	62,314.182	$ 11.58	$ 721,598
Band 4	1,074,577.075	11.39	12,239,433
Band 5	74,886.607	11.36	850,712
Band 6	19,309,994.340	11.28	217,816,736
Band 7	5,872,468.315	11.25	66,065,269
Band 8	8,129,943.517	11.18	90,892,769
Band 9	2,261,457.605	11.14	25,192,638
Band 10	20,239,154.270	11.10	224,654,612
Band 11	3,936,981.894	11.07	43,582,390
Band 12	728,947.005	11.03	8,040,285
Band 13	5,913,595.103	11.00	65,049,546
Band 14	10,444,451.960	10.93	114,157,860
Band 15	9,904,615.945	10.89	107,861,268
Band 16	554,259.562	10.82	5,997,088
Band 17	11,159,280.950	10.79	120,408,641
Band 18	21,185.038	10.75	227,739
Band 19	498,700.898	10.68	5,326,126
Band 20	5,386,838.369	10.96	59,039,749
Band 21	1,118,772.593	10.86	12,149,870
Band 26	933,503.990	11.61	10,837,981
Band 27	486,417.786	11.39	5,540,299
Band 28	169,396.061	11.28	1,910,788
Band 29	731,200.628	11.25	8,226,007
Band 30	247,027.110	11.03	2,724,709
Band 31	123,513.097	10.92	1,348,763
Band 32	8,790.385	10.72	94,233
Band 33	1,910.992	10.58	20,218
Band 34	30,203.093	10.48	316,528
Band 35	151,579.736	9.50	1,440,007
Band 36	35,317.795	9.41	332,340
Band 37	44,979.016	11.50	517,259
Band 38	2,272,170.902	9.39	21,335,685
Band 39	296,599.726	9.31	2,761,343
Band 40	257,469.489	9.25	2,381,593
Band 41	167,627.569	11.04	1,850,608
Band 42	109,195.742	10.90	1,190,234

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING American Funds Growth-Income Portfolio
(continued)
Band 43	479,717.118	$ 10.79	$ 5,176,148
Band 44	26,556.837	9.61	255,211
Band 45	42,276.592	9.45	399,514
Band 46	9,199,888.130	9.20	84,638,971
Band 47	1,039,067.499	9.13	9,486,686
Band 50	20,643.844	8.92	184,143
Band 51	491,931.430	8.82	4,338,835
Band 52	2,612.520	9.03	23,591
Band 53	7,897.097	8.95	70,679
Band 54	9,871.693	8.85	87,364
Band 55	30,590.871	9.00	275,318
Band 56	3,387,399.864	8.30	28,115,419
Band 57	13,437.622	8.21	110,323
Band 59	10,618.033	8.12	86,218
Band 60	21,826.543	8.22	179,414
Band 61	3,878.451	8.18	31,726
	127,547,542.489		$ 1,376,562,484
ING American Funds International Portfolio
Contracts in accumulation period:
Band 2	78,410.554	$ 18.19	$ 1,426,288
Band 4	367,385.622	17.90	6,576,203
Band 5	117,256.945	17.84	2,091,864
Band 6	11,391,843.520	17.73	201,977,386
Band 7	3,911,755.101	17.67	69,120,713
Band 8	6,070,334.325	17.56	106,595,071
Band 9	1,079,770.199	17.50	18,895,978
Band 10	14,447,524.990	17.45	252,109,311
Band 11	2,578,720.520	17.39	44,843,950
Band 12	660,048.678	17.33	11,438,644
Band 13	4,416,575.167	17.28	76,318,419
Band 14	7,033,120.604	17.17	120,758,681
Band 15	5,469,637.898	17.11	93,585,504
Band 16	521,455.266	17.00	8,864,740
Band 17	6,471,120.796	16.95	109,685,497
Band 18	24,238.345	16.89	409,386
Band 19	259,449.244	16.78	4,353,558
Band 20	2,933,888.958	17.22	50,521,568
Band 21	546,256.688	17.06	9,319,139
Band 26	629,054.478	18.25	11,480,244
Band 27	350,307.812	17.90	6,270,510
Band 28	76,633.578	17.73	1,358,713
Band 29	394,385.154	17.67	6,968,786
Band 30	98,220.618	17.33	1,702,163
Band 31	87,803.580	17.16	1,506,709
Band 32	847.428	16.85	14,279
Band 33	190.127	16.63	3,162

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING American Funds International Portfolio
(continued)
Band 34	11,227.423	$ 16.47	$ 184,916
Band 35	266,549.546	12.37	3,297,218
Band 36	48,417.588	12.26	593,600
Band 37	10,871.622	18.07	196,450
Band 38	2,576,115.986	12.23	31,505,899
Band 39	457,180.216	12.13	5,545,596
Band 40	188,288.682	12.04	2,266,996
Band 41	62,636.599	17.34	1,086,119
Band 42	32,879.179	17.12	562,892
Band 43	255,480.967	16.96	4,332,957
Band 44	8,053.446	13.96	112,426
Band 45	21,833.469	13.69	298,900
Band 46	6,614,845.331	12.98	85,860,692
Band 47	659,462.804	12.88	8,493,881
Band 50	19,681.180	10.70	210,589
Band 51	464,772.066	10.59	4,921,936
Band 52	7,235.395	10.84	78,432
Band 53	1,939.120	10.74	20,826
Band 54	9,873.319	10.63	104,953
Band 55	21,985.640	10.80	237,445
Band 56	2,295,977.793	8.17	18,758,139
Band 57	37,550.068	8.08	303,405
Band 58	1,105.918	8.04	8,892
Band 59	10,263.585	8.00	82,109
Band 60	11,992.602	8.10	97,140
Band 61	2,680.672	8.06	21,606
Band 62	4,939.763	8.01	39,568
Band 64	4,931.064	8.44	41,618
	84,125,007.238		$ 1,387,461,666
ING American Funds World Allocation Portfolio -
Service Class
Contracts in accumulation period:
Band 4	13,501.284	$ 12.09	$ 163,231
Band 5	2,545.505	13.10	33,346
Band 6	1,804,006.800	12.07	21,774,362
Band 7	162,368.771	12.06	1,958,167
Band 8	494,295.444	12.04	5,951,317
Band 9	13,525.087	12.03	162,707
Band 10	1,950,102.654	12.03	23,459,735
Band 11	524,450.986	12.02	6,303,901
Band 12	14,724.280	12.01	176,839
Band 13	691,774.247	12.00	8,301,291
Band 14	392,643.766	11.99	4,707,799
Band 15	899,346.926	11.98	10,774,176
Band 16	52,043.865	11.96	622,445
Band 17	393,693.393	11.95	4,704,636

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING American Funds World Allocation Portfolio -
Service Class (continued)
Band 18	226.167	$ 11.95	$ 2,703
Band 19	4,144.172	11.93	49,440
Band 20	159,355.580	11.99	1,910,673
Band 21	10,543.330	11.97	126,204
Band 26	4,071.053	13.13	53,453
Band 27	2,677.796	13.11	35,106
Band 28	741.089	13.09	9,701
Band 29	5,397.232	13.09	70,650
Band 30	1,711.683	13.06	22,355
Band 31	553.033	13.04	7,212
Band 38	10,348.879	12.13	125,532
Band 41	848.835	13.06	11,086
Band 43	11,467.023	13.02	149,301
Band 46	611,671.338	11.94	7,303,356
Band 47	32,415.880	11.91	386,073
Band 51	7,534.623	11.95	90,039
Band 56	200,169.507	12.11	2,424,053
Band 57	4,622.117	12.02	55,558
Band 59	10,062.647	11.93	120,047
Band 64	3,548.381	11.97	42,474
	8,491,133.373		$ 102,088,968
ING Artio Foreign Portfolio - Service Class
Contracts in accumulation period:
Band 1	2,104.919	$ 14.21	$ 29,911
Band 2	9,483.781	13.99	132,678
Band 3	873.940	13.61	11,894
Band 4	146,505.754	13.72	2,010,059
Band 5	101,112.375	13.67	1,382,206
Band 6	6,242,428.373	13.56	84,647,329
Band 7	2,773,053.948	13.51	37,463,959
Band 8	3,049,772.698	13.40	40,866,954
Band 9	531,285.176	13.35	7,092,657
Band 10	8,539,377.699	13.30	113,573,723
Band 11	2,232,092.374	13.25	29,575,224
Band 12	437,339.465	13.20	5,772,881
Band 13	2,920,146.739	13.15	38,399,930
Band 14	5,076,644.303	13.04	66,199,442
Band 15	2,895,638.055	12.99	37,614,338
Band 16	273,486.718	12.89	3,525,244
Band 17	3,641,944.721	12.84	46,762,570
Band 18	101,482.798	12.79	1,297,965
Band 19	189,948.488	12.69	2,410,446
Band 20	1,634,200.565	13.09	21,391,685
Band 21	332,440.247	12.94	4,301,777
Band 25	56,326.701	14.10	794,206

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Artio Foreign Portfolio - Service Class (continued)
Band 26	295,436.816	$ 14.04	$ 4,147,933
Band 27	79,752.228	13.72	1,094,201
Band 28	74,033.223	13.56	1,003,891
Band 29	210,108.988	13.51	2,838,572
Band 30	41,541.025	13.19	547,926
Band 31	31,711.203	13.04	413,514
Band 32	2,061.624	12.75	26,286
Band 34	1,123.267	12.41	13,940
Band 38	330,495.467	9.35	3,090,133
Band 41	50,725.608	14.60	740,594
Band 42	14,810.953	14.42	213,574
Band 43	88,332.715	14.28	1,261,391
Band 44	921.503	12.04	11,095
Band 45	41,301.382	11.80	487,356
Band 46	2,813,068.021	11.02	31,000,010
Band 47	426,275.111	10.94	4,663,450
Band 50	28,561.793	9.12	260,484
Band 51	13,111.874	9.02	118,269
Band 52	6,801.208	9.23	62,775
Band 53	2,268.817	9.15	20,760
Band 54	10,353.865	9.06	93,806
Band 55	4,514.162	9.20	41,530
Band 56	612,474.751	6.80	4,164,828
Band 57	19,363.300	6.73	130,315
Band 59	5,252.450	6.65	34,929
Band 60	1,004.878	6.74	6,773
	46,393,096.069		$ 601,745,413
ING Artio Foreign Portfolio - Service 2 Class
Contracts in accumulation period:
Band 6	619,752.517	$ 15.91	$ 9,860,263
Band 7	13,027.644	15.85	206,488
Band 10	439,935.582	15.61	6,867,394
Band 11	6,968.390	15.55	108,358
Band 12	146,580.129	15.50	2,271,992
Band 13	5,342.756	11.16	59,625
Band 14	129,987.181	12.18	1,583,244
Band 15	424,326.367	12.14	5,151,322
Band 17	180,657.293	12.03	2,173,307
Band 20	850,171.790	15.38	13,075,642
Band 46	492,728.151	10.93	5,385,519
	3,309,477.800		$ 46,743,154

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING BlackRock Inflation Protected Bond Portfolio -
Service Class
Contracts in accumulation period:
Band 4	37,847.196	$ 10.60	$ 401,180
Band 5	1,512.391	10.59	16,016
Band 6	2,184,296.945	10.59	23,131,705
Band 7	908,377.372	10.58	9,610,633
Band 8	851,377.102	10.57	8,999,056
Band 9	79,940.401	10.57	844,970
Band 10	3,586,830.467	10.57	37,912,798
Band 11	574,297.904	10.56	6,064,586
Band 12	99,495.411	10.56	1,050,672
Band 13	1,262,402.977	10.55	13,318,351
Band 14	1,297,738.102	10.55	13,691,137
Band 15	736,562.938	10.54	7,763,373
Band 16	86,133.899	10.54	907,851
Band 17	1,053,092.637	10.53	11,089,065
Band 18	1,126.371	10.53	11,861
Band 19	31,823.485	10.52	334,783
Band 20	241,704.868	10.55	2,549,986
Band 21	52,088.656	10.54	549,014
Band 26	160,538.168	10.62	1,704,915
Band 27	49,698.525	10.60	526,804
Band 28	16,844.990	10.59	178,388
Band 29	168,892.329	10.58	1,786,881
Band 30	29,653.044	10.56	313,136
Band 31	13,287.775	10.55	140,186
Band 35	14,950.575	10.64	159,074
Band 36	5,960.611	10.62	63,302
Band 38	289,877.179	10.62	3,078,496
Band 39	55,441.331	10.60	587,678
Band 40	53,422.906	10.59	565,749
Band 41	42,623.573	10.56	450,105
Band 42	1,620.041	10.54	17,075
Band 43	29,397.154	10.53	309,552
Band 44	2,153.343	10.50	22,610
Band 45	861.732	10.49	9,040
Band 46	678,584.597	10.52	7,138,710
Band 47	163,423.361	10.51	1,717,580
Band 56	217,842.543	10.61	2,311,309
Band 57	3,679.796	10.56	38,859
Band 59	675.299	10.52	7,104
Band 60	3,682.622	10.57	38,925
	15,089,760.616		$ 159,412,515
ING BlackRock Large Cap Growth Portfolio -
Institutional Class
Contracts in accumulation period:
Band 35	12,232.888	$ 7.71	$ 94,316
Band 38	5,748.162	7.66	44,031
Band 40	1,293.652	7.58	9,806
	19,274.702		$ 148,153

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING BlackRock Large Cap Growth Portfolio - Service
Class
Contracts in accumulation period:
Band 2	7,244.330	$ 10.52	$ 76,210
Band 3	2,721.751	10.24	27,871
Band 4	47,131.453	10.32	486,397
Band 5	84,489.013	10.28	868,547
Band 6	1,425,010.107	10.20	14,535,103
Band 7	1,018,507.655	10.16	10,348,038
Band 8	619,758.231	10.08	6,247,163
Band 9	117,075.982	10.04	1,175,443
Band 10	1,835,417.482	10.00	18,354,175
Band 11	614,329.431	9.96	6,118,721
Band 12	351,370.927	9.93	3,489,113
Band 13	798,930.070	9.89	7,901,418
Band 14	1,733,826.277	9.81	17,008,836
Band 15	1,007,156.357	9.77	9,839,918
Band 16	50,958.114	9.70	494,294
Band 17	896,219.605	9.66	8,657,481
Band 18	20,927.644	9.62	201,324
Band 19	50,984.219	9.54	486,389
Band 20	878,276.975	9.85	8,651,028
Band 21	80,891.047	9.73	787,070
Band 25	3,896.048	10.60	41,298
Band 26	107,232.165	10.19	1,092,696
Band 27	73,678.663	10.05	740,471
Band 28	23,685.912	9.97	236,149
Band 29	31,648.349	9.95	314,901
Band 30	16,617.633	9.81	163,019
Band 31	17,922.485	9.74	174,565
Band 32	41.116	9.60	395
Band 35	6,582.120	8.60	56,606
Band 36	5,196.095	8.54	44,375
Band 37	11,290.702	8.50	95,971
Band 38	129,476.104	9.08	1,175,643
Band 39	13,483.761	8.48	114,342
Band 40	14,360.070	8.43	121,055
Band 41	14,742.283	9.81	144,622
Band 42	150.093	9.72	1,459
Band 43	19,565.120	9.65	188,803
Band 45	1,154.115	9.42	10,872
Band 46	878,402.114	9.04	7,940,755
Band 47	82,746.835	8.97	742,239
Band 50	2,206.252	8.89	19,614
Band 51	676.155	8.79	5,943
Band 52	982.861	9.00	8,846
Band 55	7,238.336	8.97	64,928
Band 56	108,069.604	8.30	896,978
Band 57	3,748.724	8.21	30,777
Band 60	448.276	8.23	3,689
	13,216,468.661		$ 130,185,550

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING BlackRock Large Cap Value Portfolio - Service
Class
Contracts in accumulation period:
Band 2	1,917.508	$ 10.68	$ 20,479
Band 3	305.631	10.39	3,176
Band 4	26,917.106	10.47	281,822
Band 5	2,762.062	10.43	28,808
Band 6	262,028.050	10.35	2,711,990
Band 7	227,674.067	10.31	2,347,320
Band 8	166,720.728	10.23	1,705,553
Band 9	26,155.422	10.19	266,524
Band 10	253,206.410	10.15	2,570,045
Band 11	138,263.255	10.11	1,397,842
Band 12	49,533.748	10.08	499,300
Band 13	149,178.317	10.04	1,497,750
Band 14	363,284.054	9.96	3,618,309
Band 15	120,583.412	9.92	1,196,187
Band 16	7,987.206	9.84	78,594
Band 17	264,540.006	9.80	2,592,492
Band 18	8,659.884	9.76	84,520
Band 19	43,186.531	9.69	418,477
Band 20	166,242.120	10.00	1,662,421
Band 21	8,893.157	9.88	87,864
Band 25	1,510.881	10.76	16,257
Band 26	8,844.335	9.56	84,552
Band 27	4,890.767	9.43	46,120
Band 28	300.403	9.36	2,812
Band 29	9,051.853	9.34	84,544
Band 30	8,504.857	9.21	78,330
Band 31	2,882.488	9.14	26,346
Band 43	21,531.586	9.06	195,076
Band 46	148,109.601	8.54	1,264,856
Band 47	34,983.458	8.48	296,660
Band 50	2,205.401	8.11	17,886
Band 51	1,627.372	8.02	13,052
	2,532,481.676		$ 25,195,964
ING BlackRock Large Cap Value Portfolio - Service 2
Class
Contracts in accumulation period:
Band 6	21,142.792	$ 12.45	$ 263,228
Band 10	46,584.122	12.22	569,258
Band 11	735.928	12.18	8,964
Band 12	16,020.599	12.13	194,330
Band 13	1,098.671	8.65	9,504
Band 14	5,668.835	8.95	50,736
Band 15	32,432.119	8.92	289,295
Band 17	3,881.950	8.84	34,316
Band 20	49,095.951	12.04	591,115
Band 46	21,012.531	8.48	178,186
	197,673.498		$ 2,188,932

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Clarion Global Real Estate Portfolio - Service
Class
Contracts in accumulation period:
Band 2	999.424	$ 9.63	$ 9,624
Band 3	962.212	9.50	9,141
Band 4	89,612.154	9.54	854,900
Band 5	18,589.138	9.52	176,969
Band 6	2,241,686.327	9.49	21,273,603
Band 7	503,511.857	9.47	4,768,257
Band 8	1,244,388.928	9.43	11,734,588
Band 9	100,391.268	9.42	945,686
Band 10	3,360,507.586	9.40	31,588,771
Band 11	401,761.929	9.38	3,768,527
Band 12	63,073.182	9.36	590,365
Band 13	777,698.803	9.35	7,271,484
Band 14	1,044,015.161	9.31	9,719,781
Band 15	1,272,192.740	9.29	11,818,671
Band 16	101,956.135	9.26	944,114
Band 17	1,344,556.432	9.24	12,423,701
Band 18	1,866.318	9.22	17,207
Band 19	40,626.655	9.19	373,359
Band 20	350,244.044	9.33	3,267,777
Band 21	49,024.357	9.28	454,946
Band 26	74,367.294	9.65	717,644
Band 27	13,467.316	9.54	128,478
Band 28	7,874.440	9.49	74,728
Band 29	25,116.026	9.47	237,849
Band 30	7,623.488	9.36	71,356
Band 31	2,911.114	9.31	27,102
Band 32	68.486	9.21	631
Band 35	142,597.502	7.57	1,079,463
Band 36	16,546.607	7.54	124,761
Band 37	3,467.060	7.52	26,072
Band 38	982,595.886	9.12	8,961,274
Band 39	349,852.746	7.51	2,627,394
Band 40	73,249.115	7.49	548,636
Band 41	15,286.242	9.37	143,232
Band 42	5,229.103	9.30	48,631
Band 43	36,833.876	9.24	340,345
Band 44	391.510	9.12	3,571
Band 45	4,166.671	9.07	37,792
Band 46	1,125,920.959	9.21	10,369,732
Band 47	99,965.828	9.16	915,687
Band 50	2,472.017	8.91	22,026
Band 51	7,087.951	8.82	62,516
Band 52	2,605.335	9.02	23,500
Band 53	1,606.970	8.94	14,366
Band 54	1,327.810	8.85	11,751
Band 55	24,436.805	8.99	219,687

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Clarion Global Real Estate Portfolio - Service
Class (continued)
Band 56	238,945.274	$ 8.27	$ 1,976,077
Band 57	27,443.974	8.18	224,492
Band 60	401.926	8.20	3,296
	16,301,523.981		$ 151,053,560
ING Clarion Global Real Estate Portfolio - Service 2
Class
Contracts in accumulation period:
Band 6	49,678.504	$ 9.44	$ 468,965
Band 8	889.174	9.38	8,340
Band 10	52,247.602	9.35	488,515
Band 12	4,383.055	9.31	40,806
Band 13	1,691.200	9.30	15,728
Band 14	25,010.364	9.26	231,596
Band 15	24,133.248	9.24	222,991
Band 17	7,261.613	9.19	66,734
Band 20	53,511.232	9.28	496,584
Band 46	28,206.302	9.16	258,370
	247,012.294		$ 2,298,629
ING Clarion Real Estate Portfolio - Service Class
Currently payable annuity contracts:	197.673	$ 57.91	$ 11,447
Contracts in accumulation period:
Band 1	3,609.410	60.40	218,008
Band 2	56,054.515	57.91	3,246,117
Band 3	478.810	53.76	25,741
Band 4	42,204.929	55.00	2,321,271
Band 5	27,791.493	54.36	1,510,746
Band 6	801,789.871	53.29	42,727,382
Band 7	598,470.168	52.66	31,515,439
Band 8	497,923.779	51.63	25,707,805
Band 9	77,637.153	51.01	3,960,271
Band 10	613,664.318	50.47	30,971,638
Band 11	321,061.108	49.93	16,030,581
Band 12	127,888.791	49.40	6,317,706
Band 13	477,698.357	48.88	23,349,896
Band 14	721,159.936	47.85	34,507,503
Band 15	343,912.178	47.34	16,280,803
Band 16	38,670.759	46.35	1,792,390
Band 17	600,578.876	45.85	27,536,541
Band 18	14,578.465	45.36	661,279
Band 19	44,233.471	44.40	1,963,966
Band 20	303,244.176	48.37	14,667,921
Band 21	39,939.214	46.84	1,870,753
Band 24	73.326	64.36	4,719
Band 25	7,831.104	59.16	463,288
Band 26	117,505.880	14.69	1,726,161
Band 27	36,282.871	14.44	523,925
Band 28	10,939.227	14.31	156,540
Band 29	47,214.245	14.27	673,747

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Clarion Real Estate Portfolio - Service Class
(continued)
Band 30	17,397.768	$ 14.03	$ 244,091
Band 31	8,509.202	13.91	118,363
Band 33	1,495.482	13.52	20,219
Band 34	44.537	13.40	597
Band 38	55,831.882	8.20	457,821
Band 41	31,159.882	14.03	437,173
Band 42	14,829.676	13.87	205,688
Band 43	62,195.830	13.75	855,193
Band 44	3,917.622	13.47	52,770
Band 45	11,841.476	13.16	155,834
Band 46	1,235,668.961	10.08	12,455,543
Band 47	134,736.523	10.01	1,348,713
Band 50	1,732.136	8.03	13,909
Band 51	374.270	7.94	2,972
Band 53	763.747	8.06	6,156
Band 55	6,454.432	8.10	52,281
Band 56	12,025.061	9.06	108,947
Band 59	339.931	8.86	3,012
Band 60	1,113.149	8.98	9,996
	7,573,065.670		$ 307,292,862
ING Clarion Real Estate Portfolio - Service 2 Class
Contracts in accumulation period:
Band 6	241,216.308	$ 18.07	$ 4,358,779
Band 7	280.018	18.01	5,043
Band 10	160,210.174	17.74	2,842,128
Band 11	3,326.484	17.67	58,779
Band 12	50,725.634	17.61	893,278
Band 13	2,339.179	10.22	23,906
Band 14	42,814.982	12.57	538,184
Band 15	184,677.404	12.54	2,315,855
Band 17	66,616.341	12.42	827,375
Band 20	296,090.120	17.48	5,175,655
Band 46	179,857.659	10.01	1,800,375
	1,228,154.303		$ 18,839,357

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Evergreen Health Sciences Portfolio - Service Class
Contracts in accumulation period:
Band 2	7,880.172	$ 11.04	$ 86,997
Band 3	404.820	10.82	4,380
Band 4	55,677.620	10.89	606,329
Band 5	66,642.092	10.85	723,067
Band 6	2,329,558.969	10.79	25,135,941
Band 7	1,351,007.934	10.76	14,536,845
Band 8	1,392,823.840	10.70	14,903,215
Band 9	91,874.370	10.67	980,300
Band 10	2,271,235.708	10.64	24,165,948
Band 11	773,565.151	10.61	8,207,526
Band 12	322,321.660	10.58	3,410,163
Band 13	1,036,250.787	10.55	10,932,446
Band 14	1,741,306.870	10.49	18,266,309
Band 15	1,054,920.614	10.46	11,034,470
Band 16	154,652.455	10.40	1,608,386
Band 17	1,700,554.439	10.36	17,617,744
Band 18	43,377.060	10.33	448,085
Band 19	53,789.720	10.28	552,958
Band 20	842,963.737	10.52	8,867,979
Band 21	112,816.945	10.43	1,176,681
Band 25	3,439.910	11.11	38,217
Band 26	85,778.878	11.07	949,572
Band 27	40,887.760	10.88	444,859
Band 28	49,439.386	10.79	533,451
Band 29	199,728.351	10.76	2,149,077
Band 30	22,461.756	10.58	237,645
Band 31	19,290.698	10.48	202,167
Band 34	2,616.029	10.10	26,422
Band 38	24,657.634	10.12	249,535
Band 41	22,683.966	10.58	239,996
Band 42	13,638.387	10.46	142,658
Band 43	51,122.407	10.37	530,139
Band 45	8,443.528	10.07	85,026
Band 46	789,101.488	10.62	8,380,258
Band 47	117,499.183	10.54	1,238,441
Band 50	825.908	9.90	8,176
Band 51	643.177	9.79	6,297
Band 52	448.039	10.02	4,489
Band 55	7,995.195	9.99	79,872
Band 56	117,046.174	8.38	980,847
Band 57	4,345.186	8.29	36,022
Band 59	1,804.233	8.19	14,777
	16,987,522.236		$ 179,843,712

179

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Evergreen Omega Portfolio - Service Class
Contracts in accumulation period:
Band 4	8,259.702	$ 12.47	$ 102,998
Band 5	1,188.172	12.43	14,769
Band 6	1,127,373.173	12.36	13,934,332
Band 7	487,747.343	12.33	6,013,925
Band 8	734,624.556	12.25	8,999,151
Band 9	37,365.625	12.22	456,608
Band 10	1,425,814.358	12.18	17,366,419
Band 11	273,882.821	12.15	3,327,676
Band 12	68,312.271	12.11	827,262
Band 13	527,265.920	12.08	6,369,372
Band 14	635,111.568	12.01	7,627,690
Band 15	404,582.093	11.98	4,846,893
Band 16	37,256.204	11.91	443,721
Band 17	642,827.120	11.87	7,630,358
Band 18	7,133.832	11.84	84,465
Band 19	33,676.042	11.77	396,367
Band 20	290,470.156	12.04	3,497,261
Band 21	16,828.624	11.94	200,934
Band 26	83,827.285	12.68	1,062,930
Band 27	41,255.878	12.47	514,461
Band 28	7,961.932	12.36	98,409
Band 29	88,225.485	12.32	1,086,938
Band 30	10,130.472	12.11	122,680
Band 31	4,746.945	12.01	57,011
Band 35	6,599.269	13.39	88,364
Band 36	6,840.146	13.26	90,700
Band 37	1,245.630	13.17	16,405
Band 38	59,571.994	13.23	788,137
Band 39	9,000.703	13.11	117,999
Band 40	7,687.702	13.01	100,017
Band 41	4,038.414	12.12	48,946
Band 42	2,284.088	11.98	27,363
Band 43	11,137.008	11.88	132,308
Band 46	523,069.533	11.39	5,957,762
Band 47	60,434.107	11.30	682,905
Band 56	24,664.820	11.93	294,251
Band 57	1,235.858	11.85	14,645
Band 59	318.446	11.77	3,748
	7,713,995.295		$ 93,446,180

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Evergreen Omega Portfolio - Service 2 Class
Contracts in accumulation period:
Band 6	16,290.155	$ 12.25	$ 199,554
Band 10	7,204.512	12.08	87,031
Band 15	15,232.666	11.87	180,812
Band 17	8,602.992	11.77	101,257
Band 20	10,294.216	11.94	122,913
Band 46	16,548.602	11.30	186,999
	74,173.143		$ 878,566
ING FMRSM Diversified Mid Cap Portfolio - Service
Class
Currently payable annuity contracts:	287.978	$ 14.29	$ 4,115
Contracts in accumulation period:
Band 1	16,038.799	10.70	171,615
Band 2	139,398.743	14.29	1,992,008
Band 3	12,019.536	13.83	166,230
Band 4	238,063.004	13.97	3,325,740
Band 5	292,861.083	13.90	4,070,769
Band 6	7,847,443.818	13.77	108,059,301
Band 7	5,452,120.081	13.71	74,748,566
Band 8	4,575,461.946	13.58	62,134,773
Band 9	929,454.900	13.51	12,556,936
Band 10	7,078,572.960	13.45	95,206,806
Band 11	4,625,632.341	13.39	61,937,217
Band 12	1,420,746.851	13.32	18,924,348
Band 13	4,760,795.477	13.26	63,128,148
Band 14	6,664,366.203	13.14	87,569,772
Band 15	2,387,241.442	13.08	31,225,118
Band 16	311,472.029	12.95	4,033,563
Band 17	3,800,166.677	12.89	48,984,148
Band 18	142,552.782	12.83	1,828,952
Band 19	295,700.727	12.71	3,758,356
Band 20	2,409,337.936	13.20	31,803,261
Band 21	402,061.432	13.01	5,230,819
Band 24	146.633	14.98	2,197
Band 25	73,398.065	14.43	1,059,134
Band 26	167,287.866	12.59	2,106,154
Band 27	70,174.671	12.41	870,868
Band 28	24,094.123	12.32	296,840
Band 29	67,769.082	12.30	833,560
Band 30	43,677.240	12.12	529,368
Band 31	31,149.723	12.03	374,731
Band 34	250.722	11.67	2,926
Band 38	98,575.673	10.28	1,013,358
Band 41	42,610.462	12.13	516,865
Band 42	10,710.029	12.01	128,627
Band 43	89,871.652	11.92	1,071,270
Band 44	1,224.204	11.72	14,348
Band 45	869.132	11.64	10,117

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING FMRSM Diversified Mid Cap Portfolio - Service
Class (continued)
Band 46	2,162,820.996	$ 11.70	$ 25,305,006
Band 47	321,684.419	11.61	3,734,756
Band 50	16,964.349	10.02	169,983
Band 51	3,975.771	9.92	39,440
Band 52	1,368.524	10.15	13,891
Band 53	1,471.820	10.06	14,807
Band 54	3,615.660	9.95	35,976
Band 55	14,196.224	10.11	143,524
Band 56	789,860.715	8.67	6,848,092
Band 57	1,749.514	8.58	15,011
Band 58	1,068.170	8.53	9,111
Band 59	1,496.952	8.48	12,694
Band 60	13,772.431	8.59	118,305
	57,857,651.567		$ 766,151,520
ING FMRSM Diversified Mid Cap Portfolio - Service 2
Class
Contracts in accumulation period:
Band 6	391,694.612	$ 17.86	$ 6,995,666
Band 7	5,239.754	17.79	93,215
Band 10	297,147.179	17.53	5,208,990
Band 11	5,534.231	17.46	96,628
Band 12	76,486.130	17.40	1,330,859
Band 13	261.830	11.85	3,103
Band 14	84,889.990	13.55	1,150,259
Band 15	233,655.946	13.51	3,156,692
Band 17	128,887.319	13.39	1,725,801
Band 20	573,143.077	17.27	9,898,181
Band 46	239,572.736	11.61	2,781,439
	2,036,512.804		$ 32,440,833
ING Focus 5 Portfolio - Service Class
Contracts in accumulation period:
Band 4	93,775.994	$ 7.04	$ 660,183
Band 5	2,579.847	7.25	18,704
Band 6	5,557,860.561	7.01	38,960,603
Band 7	183,532.795	7.01	1,286,565
Band 8	1,290,281.612	6.99	9,019,068
Band 9	40,588.799	6.98	283,310
Band 10	7,068,642.145	6.97	49,268,436
Band 11	395,527.981	6.96	2,752,875
Band 12	9,910.828	6.96	68,979
Band 13	1,012,574.961	6.95	7,037,396
Band 14	1,083,078.792	6.93	7,505,736
Band 15	1,394,714.539	6.92	9,651,425
Band 16	90,291.430	6.90	623,011
Band 17	714,857.557	6.90	4,932,517
Band 18	3,271.763	6.89	22,542
Band 19	6,388.681	6.87	43,890

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Focus 5 Portfolio - Service Class (continued)
Band 20	120,437.133	$ 6.94	$ 835,834
Band 21	1,565.313	6.91	10,816
Band 26	543.652	7.29	3,963
Band 27	2,165.374	7.25	15,699
Band 28	796.024	7.23	5,755
Band 29	38,355.642	7.23	277,311
Band 35	2,923.153	7.77	22,713
Band 36	8,959.057	7.74	69,343
Band 38	258,034.244	7.08	1,826,882
Band 39	27,303.391	7.72	210,782
Band 40	3,963.544	7.70	30,519
Band 41	5,078.325	7.19	36,513
Band 46	1,226,302.547	6.88	8,436,962
Band 47	384,102.736	6.85	2,631,104
Band 50	1,311.846	6.95	9,117
Band 51	5,615.443	6.90	38,747
Band 52	15,951.916	7.01	111,823
Band 55	12,508.011	6.99	87,431
Band 56	1,034,861.010	7.22	7,471,696
Band 57	7,354.318	7.14	52,510
Band 60	966.926	7.16	6,923
	22,106,977.890		$ 154,327,683
ING Franklin Income Portfolio - Service Class
Contracts in accumulation period:
Band 2	28,311.371	$ 10.19	$ 288,493
Band 3	397.868	10.06	4,003
Band 4	254,732.672	10.10	2,572,800
Band 5	68,248.658	10.08	687,946
Band 6	5,510,323.912	10.04	55,323,652
Band 7	1,751,594.883	10.02	17,550,981
Band 8	2,779,792.694	9.98	27,742,331
Band 9	649,791.870	9.97	6,478,425
Band 10	8,015,179.468	9.95	79,751,036
Band 11	1,695,841.059	9.93	16,839,702
Band 12	368,963.404	9.91	3,656,427
Band 13	2,760,884.106	9.89	27,305,144
Band 14	4,554,087.220	9.85	44,857,759
Band 15	3,386,162.503	9.84	33,319,839
Band 16	406,824.499	9.80	3,986,880
Band 17	3,290,801.719	9.78	32,184,041
Band 18	35,175.952	9.76	343,317
Band 19	85,395.157	9.73	830,895
Band 20	1,016,725.668	9.87	10,035,082
Band 21	412,571.709	9.82	4,051,454
Band 26	557,839.080	10.21	5,695,537
Band 27	171,307.204	10.10	1,730,203

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Franklin Income Portfolio - Service Class
(continued)
Band 28	97,743.664	$ 10.04	$ 981,346
Band 29	235,470.581	10.02	2,359,415
Band 30	77,375.618	9.91	766,792
Band 31	26,340.574	9.85	259,455
Band 32	1,007.011	9.75	9,818
Band 33	2,489.016	9.67	24,069
Band 34	231.023	9.62	2,222
Band 38	383,940.385	10.25	3,935,389
Band 41	47,288.972	9.91	468,634
Band 42	16,819.159	9.84	165,501
Band 43	162,097.566	9.78	1,585,314
Band 44	4,015.065	9.65	38,745
Band 45	27,617.952	9.60	265,132
Band 46	3,508,527.932	9.74	34,173,062
Band 47	421,570.746	9.69	4,085,021
Band 50	1,177.949	9.97	11,744
Band 51	15,699.510	9.87	154,954
Band 52	395.311	10.10	3,993
Band 55	6,413.278	10.06	64,518
Band 56	751,208.776	9.31	6,993,754
Band 57	3,725.169	9.21	34,309
Band 59	6,468.723	9.11	58,930
Band 60	2,658.197	9.23	24,535
	43,601,234.853		$ 431,702,599
ING Franklin Income Portfolio - Service 2 Class
Contracts in accumulation period:
Band 6	124,700.039	$ 9.99	$ 1,245,753
Band 10	220,721.900	9.89	2,182,940
Band 12	42,390.521	9.86	417,971
Band 14	13,738.386	9.80	134,636
Band 15	56,282.567	9.78	550,444
Band 17	37,893.874	9.73	368,707
Band 20	172,064.608	9.82	1,689,674
Band 46	130,880.523	9.69	1,268,232
	798,672.418		$ 7,858,357

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Franklin Mutual Shares Portfolio - Service Class
Contracts in accumulation period:
Band 2	19,405.779	$ 9.20	$ 178,533
Band 3	848.290	9.11	7,728
Band 4	149,113.301	9.14	1,362,896
Band 5	43,650.738	9.12	398,095
Band 6	3,218,270.822	9.10	29,286,264
Band 7	569,659.877	9.09	5,178,208
Band 8	1,357,138.943	9.06	12,295,679
Band 9	347,788.175	9.05	3,147,483
Band 10	4,913,840.595	9.04	44,421,119
Band 11	593,359.170	9.02	5,352,100
Band 12	135,567.193	9.01	1,221,460
Band 13	1,066,361.086	9.00	9,597,250
Band 14	1,554,766.244	8.97	13,946,253
Band 15	1,634,557.981	8.96	14,645,640
Band 16	152,111.279	8.94	1,359,875
Band 17	1,105,804.870	8.93	9,874,837
Band 18	3,293.336	8.91	29,344
Band 19	45,535.560	8.89	404,811
Band 20	358,723.177	8.99	3,224,921
Band 21	251,811.966	8.95	2,253,717
Band 26	202,810.405	9.21	1,867,884
Band 27	44,386.624	9.13	405,250
Band 28	67,184.165	9.10	611,376
Band 29	187,708.501	9.09	1,706,270
Band 30	29,366.118	9.01	264,589
Band 31	23,365.724	8.97	209,591
Band 32	219.047	8.90	1,950
Band 33	3,582.041	8.85	31,701
Band 34	368.959	8.82	3,254
Band 38	291,068.708	9.20	2,677,832
Band 41	25,243.711	9.01	227,446
Band 42	7,882.971	8.96	70,631
Band 43	59,077.973	8.93	527,566
Band 44	10,070.880	8.84	89,027
Band 45	3,449.187	8.80	30,353
Band 46	1,737,616.573	8.90	15,464,787
Band 47	161,519.719	8.86	1,431,065
Band 50	2,191.082	9.00	19,720
Band 51	7,383.606	8.93	65,936
Band 52	439.234	9.09	3,993
Band 55	16,682.851	9.06	151,147
Band 56	409,656.764	8.06	3,301,834
Band 57	17,382.474	7.97	138,538
Band 59	6,177.996	7.89	48,744
Band 60	2,870.745	7.99	22,937
	20,839,314.440		$ 187,559,634

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Franklin Templeton Founding Strategy Portfolio -
Service Class
Contracts in accumulation period:
Band 2	276.346	$ 7.91	$ 2,186
Band 4	787,678.896	7.86	6,191,156
Band 5	22,652.422	7.85	177,822
Band 6	18,242,923.780	7.83	142,842,093
Band 7	1,221,497.468	7.82	9,552,110
Band 8	6,423,291.746	7.79	50,037,443
Band 9	467,737.343	7.78	3,638,997
Band 10	29,916,528.410	7.77	232,451,426
Band 11	2,510,820.464	7.76	19,483,967
Band 12	96,860.667	7.75	750,670
Band 13	4,333,266.765	7.74	33,539,485
Band 14	7,513,488.425	7.72	58,004,131
Band 15	9,647,235.079	7.71	74,380,182
Band 16	1,099,842.298	7.69	8,457,787
Band 17	5,374,909.051	7.68	41,279,302
Band 18	1,632.741	7.67	12,523
Band 19	23,504.292	7.65	179,808
Band 20	1,211,534.206	7.73	9,365,159
Band 21	401,320.274	7.70	3,090,166
Band 26	77,286.439	7.92	612,109
Band 27	102,480.187	7.86	805,494
Band 28	19,433.640	7.83	152,165
Band 29	73,588.851	7.81	574,729
Band 30	15,847.868	7.75	122,821
Band 31	9,173.053	7.72	70,816
Band 32	1,615.433	7.66	12,374
Band 34	4,770.779	7.59	36,210
Band 35	43,368.125	8.81	382,073
Band 36	3,204.807	8.77	28,106
Band 38	4,721,291.953	7.91	37,345,419
Band 39	8,422.525	8.74	73,613
Band 40	51,803.325	8.71	451,207
Band 41	4,250.170	7.75	32,939
Band 42	286.010	7.71	2,205
Band 43	72,504.466	7.68	556,834
Band 44	3,135.821	7.60	23,832
Band 45	21,374.704	7.57	161,807
Band 46	8,798,431.617	7.66	67,395,986
Band 47	897,392.000	7.63	6,847,101
Band 50	144,923.450	7.74	1,121,708
Band 51	35,029.848	7.68	269,029
Band 52	12,693.325	7.82	99,262
Band 53	4,273.327	7.76	33,161
Band 54	5,082.452	7.70	39,135
Band 55	312,535.800	7.80	2,437,779
Band 56	4,168,993.620	8.48	35,353,066

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Franklin Templeton Founding Strategy Portfolio -
Service Class (continued)
Band 57	163,936.682	$ 8.39	$ 1,375,429
Band 59	731.549	8.29	6,065
Band 60	14,772.396	8.40	124,088
	109,089,634.895		$ 849,982,975
ING Global Resources Portfolio - Service Class
Currently payable annuity contracts:	526.907	$ 40.53	$ 21,356
Contracts in accumulation period:
Band 1	7,618.914	42.27	322,051
Band 2	64,141.625	40.53	2,599,660
Band 3	1,763.503	37.63	66,361
Band 4	63,969.735	38.50	2,462,835
Band 5	33,122.899	38.04	1,259,995
Band 6	2,632,139.405	37.30	98,178,800
Band 7	1,245,480.895	36.85	45,895,971
Band 8	1,758,129.523	36.13	63,521,220
Band 9	172,798.754	35.70	6,168,916
Band 10	3,158,457.428	35.32	111,556,716
Band 11	827,367.983	34.95	28,916,511
Band 12	223,048.215	34.58	7,713,007
Band 13	1,312,710.364	34.21	44,907,822
Band 14	2,015,124.682	33.49	67,486,526
Band 15	1,475,926.073	33.13	48,897,431
Band 16	176,609.642	32.44	5,729,217
Band 17	2,165,112.882	32.09	69,478,472
Band 18	28,450.242	31.75	903,295
Band 19	103,412.310	31.08	3,214,055
Band 20	599,135.867	33.85	20,280,749
Band 21	82,417.773	32.78	2,701,655
Band 25	11,832.289	41.40	489,857
Band 26	149,093.445	16.96	2,528,625
Band 27	64,614.672	16.72	1,080,357
Band 28	41,375.333	16.60	686,831
Band 29	180,623.642	16.56	2,991,128
Band 30	29,486.162	16.33	481,509
Band 31	14,728.593	16.21	238,750
Band 34	32.835	15.72	516
Band 38	117,953.281	12.08	1,424,876
Band 41	40,943.658	16.33	668,610
Band 42	19,228.163	16.18	311,112
Band 43	87,775.280	16.06	1,409,671
Band 44	459.065	15.79	7,249
Band 45	10,383.838	15.67	162,715
Band 46	2,160,043.309	16.77	36,223,926
Band 47	360,250.101	16.64	5,994,562
Band 50	11,971.401	11.76	140,784

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Global Resources Portfolio - Service Class
(continued)
Band 51	6,671.030	$ 11.64	$ 77,651
Band 52	7,297.945	11.91	86,919
Band 53	934.131	11.80	11,023
Band 54	8,425.626	11.68	98,411
Band 55	24,265.714	11.87	288,034
Band 56	498,506.663	8.14	4,057,844
Band 57	45,463.458	8.05	365,981
Band 59	2,854.070	7.96	22,718
Band 60	4,068.672	8.07	32,834
	22,046,747.997		$ 692,165,114
ING Global Resources Portfolio - Service 2 Class
Contracts in accumulation period:
Band 6	253,746.034	$ 25.82	$ 6,551,723
Band 7	23.681	25.72	609
Band 10	169,670.195	25.34	4,299,443
Band 11	2,096.901	25.25	52,947
Band 12	42,518.384	25.15	1,069,337
Band 13	1,110.378	16.99	18,865
Band 14	89,526.035	17.21	1,540,743
Band 15	154,018.041	17.16	2,642,950
Band 17	78,184.573	17.01	1,329,920
Band 20	332,180.025	24.97	8,294,535
Band 46	161,800.559	16.64	2,692,361
	1,284,874.806		$ 28,493,433
ING Janus Contrarian Portfolio - Service Class
Contracts in accumulation period:
Band 2	20,290.112	$ 12.05	$ 244,496
Band 3	918.057	11.66	10,705
Band 4	110,862.345	11.78	1,305,958
Band 5	206,641.951	11.72	2,421,844
Band 6	4,891,208.489	11.61	56,786,931
Band 7	3,373,234.145	11.56	38,994,587
Band 8	2,717,027.391	11.45	31,109,964
Band 9	493,073.845	11.39	5,616,111
Band 10	6,486,316.816	11.34	73,554,833
Band 11	2,120,404.051	11.29	23,939,362
Band 12	803,899.173	11.24	9,035,827
Band 13	3,321,202.768	11.18	37,131,047
Band 14	5,961,602.093	11.08	66,054,551
Band 15	2,253,344.206	11.03	24,854,387
Band 16	283,802.688	10.92	3,099,125
Band 17	2,815,850.776	10.87	30,608,298
Band 18	112,043.471	10.82	1,212,310
Band 19	270,723.539	10.72	2,902,156
Band 20	1,339,058.489	11.13	14,903,721
Band 21	259,993.600	10.97	2,852,130

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Janus Contrarian Portfolio - Service Class
(continued)
Band 25	30,260.610	$ 12.17	$ 368,272
Band 26	92,749.333	13.14	1,218,726
Band 27	45,751.979	12.92	591,116
Band 28	26,986.665	12.80	345,429
Band 29	101,624.813	12.77	1,297,749
Band 30	25,408.213	12.55	318,873
Band 31	22,655.891	12.44	281,839
Band 34	244.030	11.99	2,926
Band 38	177,646.106	9.85	1,749,814
Band 41	31,435.591	12.55	394,517
Band 42	15,537.842	12.41	192,825
Band 43	86,745.086	12.30	1,066,965
Band 44	2,826.902	12.05	34,064
Band 45	9,519.874	11.78	112,144
Band 46	1,769,497.470	10.98	19,429,082
Band 47	373,453.441	10.89	4,066,908
Band 50	21,145.431	9.56	202,150
Band 51	6,255.112	9.45	59,111
Band 52	5,141.844	9.68	49,773
Band 54	1,287.344	9.49	12,217
Band 55	5,880.248	9.64	56,686
Band 56	241,364.384	7.08	1,708,860
Band 57	16,549.954	7.00	115,850
Band 59	4,944.722	6.93	34,267
Band 60	583.338	7.02	4,095
	40,956,994.228		$ 460,352,601
ING Janus Contrarian Portfolio - Service 2 Class
Contracts in accumulation period:
Band 6	188,257.650	$ 18.21	$ 3,428,172
Band 7	1,234.152	18.14	22,388
Band 10	185,839.361	17.87	3,320,949
Band 11	712.838	17.81	12,696
Band 12	66,898.604	17.74	1,186,781
Band 13	5,496.170	11.12	61,117
Band 14	67,162.208	12.23	821,394
Band 15	228,404.357	12.19	2,784,249
Band 17	93,957.386	12.08	1,135,005
Band 20	374,417.865	17.61	6,593,499
Band 46	228,889.081	10.89	2,492,602
	1,441,269.672		$ 21,858,852

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING JPMorgan Emerging Markets Equity Portfolio -
Service Class
Currently payable annuity contracts:	173.625	$ 21.68	$ 3,764
Contracts in accumulation period:
Band 1	8,357.909	22.21	185,629
Band 2	148,784.278	21.68	3,225,643
Band 3	3,633.246	20.79	75,535
Band 4	157,197.515	21.05	3,309,008
Band 5	91,156.627	20.92	1,906,997
Band 6	4,884,446.079	20.67	100,961,500
Band 7	2,201,063.564	20.55	45,231,856
Band 8	3,369,046.131	20.30	68,391,636
Band 9	320,771.721	20.18	6,473,173
Band 10	5,464,963.036	20.06	109,627,159
Band 11	1,305,782.358	19.94	26,037,300
Band 12	304,281.246	19.82	6,030,854
Band 13	2,344,576.401	19.70	46,188,155
Band 14	3,118,848.346	19.46	60,692,789
Band 15	2,406,493.510	19.34	46,541,584
Band 16	259,041.823	19.11	4,950,289
Band 17	3,272,082.641	19.00	62,169,570
Band 18	46,296.852	18.88	874,085
Band 19	177,230.877	18.65	3,305,356
Band 20	952,923.477	19.58	18,658,242
Band 21	114,793.552	19.23	2,207,480
Band 25	14,166.711	21.95	310,959
Band 26	140,300.465	20.84	2,923,862
Band 27	39,652.538	20.54	814,463
Band 28	39,701.342	20.40	809,907
Band 29	180,351.712	20.35	3,670,157
Band 30	24,363.406	20.06	488,730
Band 31	18,896.488	19.91	376,229
Band 33	81.425	19.45	1,584
Band 35	84,690.301	8.95	757,978
Band 36	31,324.222	8.92	279,412
Band 37	8,444.854	8.90	75,159
Band 38	712,822.085	14.93	10,642,434
Band 39	308,727.840	8.88	2,741,503
Band 40	58,502.791	8.86	518,335
Band 41	29,483.918	20.07	591,742
Band 42	11,812.599	19.88	234,834
Band 43	49,077.297	19.73	968,295
Band 44	143.178	19.40	2,778
Band 45	3,198.558	19.26	61,604
Band 46	1,925,348.849	20.18	38,853,540
Band 47	231,109.105	20.02	4,626,804
Band 50	16,903.378	14.59	246,620
Band 51	1,970.949	14.44	28,461
Band 52	663.377	14.77	9,798

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING JPMorgan Emerging Markets Equity Portfolio -
Service Class (continued)
Band 53	735.921	$ 14.64	$ 10,774
Band 54	3,637.108	14.49	52,702
Band 55	4,298.187	14.72	63,269
Band 56	604,382.935	8.41	5,082,860
Band 57	24,456.417	8.32	203,477
Band 59	4,022.493	8.23	33,105
Band 60	2,331.730	8.34	19,447
	35,527,546.993		$ 692,548,426
ING JPMorgan Emerging Markets Equity Portfolio -
Service 2 Class
Contracts in accumulation period:
Band 6	269,685.313	$ 31.84	$ 8,586,780
Band 7	6,643.089	31.72	210,719
Band 8	271.989	31.48	8,562
Band 10	155,212.148	31.25	4,850,380
Band 11	5,404.433	31.14	168,294
Band 12	38,972.912	31.02	1,208,940
Band 13	6,473.922	20.43	132,262
Band 14	69,156.875	21.24	1,468,892
Band 15	232,131.589	21.18	4,916,547
Band 17	44,924.811	20.99	942,972
Band 20	246,504.262	30.79	7,589,866
Band 46	162,620.068	20.02	3,255,654
	1,238,001.411		$ 33,339,868
ING JPMorgan Small Cap Core Equity Portfolio -
Service Class
Contracts in accumulation period:
Band 2	5,214.028	$ 13.14	$ 68,512
Band 3	2,812.012	12.79	35,966
Band 4	65,390.912	12.89	842,889
Band 5	36,313.225	12.84	466,262
Band 6	1,657,418.723	12.74	21,115,515
Band 7	1,196,489.987	12.69	15,183,458
Band 8	674,535.176	12.59	8,492,398
Band 9	148,286.307	12.54	1,859,510
Band 10	1,722,690.430	12.49	21,516,403
Band 11	400,912.543	12.45	4,991,361
Band 12	155,529.940	12.40	1,928,571
Band 13	1,010,424.661	12.35	12,478,745
Band 14	1,431,537.144	12.25	17,536,330
Band 15	638,318.268	12.21	7,793,866
Band 16	70,511.495	12.11	853,894
Band 17	930,424.488	12.06	11,220,919
Band 18	20,020.062	12.02	240,641
Band 19	65,498.029	11.92	780,737
Band 20	462,992.583	12.30	5,694,809
Band 21	103,300.507	12.16	1,256,134

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING JPMorgan Small Cap Core Equity Portfolio -
Service Class (continued)
Band 25	12,495.152	$ 13.24	$ 165,436
Band 26	104,806.269	13.19	1,382,395
Band 27	36,908.396	12.89	475,749
Band 28	43,266.025	12.74	551,209
Band 29	37,517.742	12.69	476,100
Band 30	16,903.706	12.39	209,437
Band 31	14,493.874	12.25	177,550
Band 34	334.967	11.65	3,902
Band 38	63,436.321	9.52	603,914
Band 41	27,409.616	13.24	362,903
Band 42	26,077.458	13.07	340,832
Band 43	62,102.502	12.94	803,606
Band 44	12,219.393	11.12	135,880
Band 45	5,442.748	10.87	59,163
Band 46	1,182,381.310	9.71	11,480,923
Band 47	139,792.553	9.63	1,346,202
Band 51	6,068.616	9.20	55,831
Band 54	888.736	9.23	8,203
Band 55	6,096.500	9.38	57,185
Band 56	50,843.763	9.45	480,474
Band 57	612.729	9.35	5,729
Band 60	485.799	9.37	4,552
	12,649,204.695		$ 153,544,095
ING JPMorgan Small Cap Core Equity Portfolio -
Service 2 Class
Contracts in accumulation period:
Band 6	466,172.276	$ 15.23	$ 7,099,804
Band 7	876.636	15.17	13,299
Band 10	345,551.928	14.95	5,166,001
Band 11	18,573.557	14.89	276,560
Band 12	116,141.850	14.84	1,723,545
Band 13	4,793.395	9.82	47,071
Band 14	93,491.835	11.42	1,067,677
Band 15	316,499.701	11.38	3,601,767
Band 17	191,505.495	11.28	2,160,182
Band 20	670,538.735	14.73	9,877,036
Band 46	332,442.881	9.62	3,198,101
	2,556,588.289		$ 34,231,043

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Limited Maturity Bond Portfolio - Service Class
Currently payable annuity contracts:	712.373	$ 24.67	$ 17,574
Contracts in accumulation period:
Band 1	5,299.090	25.73	136,346
Band 2	217,494.655	24.67	5,365,593
Band 3	911.308	22.90	20,869
Band 4	62,475.736	23.45	1,465,056
Band 5	52,880.734	23.14	1,223,660
Band 6	738,091.055	22.72	16,769,429
Band 7	818,081.909	22.41	18,333,216
Band 8	451,036.193	22.01	9,927,307
Band 9	106,622.670	21.71	2,314,778
Band 10	223,473.315	21.48	4,800,207
Band 11	811,294.138	21.29	17,272,452
Band 12	176,680.417	21.03	3,715,589
Band 13	653,703.866	20.81	13,603,577
Band 14	570,685.143	20.37	11,624,856
Band 16	12,812.481	19.76	253,175
Band 17	85,437.206	19.55	1,670,297
Band 18	9,740.805	19.34	188,387
Band 19	26,264.107	18.93	497,180
Band 20	137,917.726	20.62	2,843,864
Band 21	45,313.616	19.97	904,913
Band 24	166.830	27.44	4,578
Band 25	19,518.593	25.22	492,259
Band 49	31,370.458	10.44	327,508
	5,257,984.424		$ 113,772,670
ING Liquid Assets Portfolio - Service Class
Currently payable annuity contracts:	643.565	$ 18.40	$ 11,842
Contracts in accumulation period:
Band 1	44,078.139	19.20	846,300
Band 2	252,413.338	18.40	4,644,405
Band 3	26,594.218	17.09	454,495
Band 4	823,110.980	17.48	14,387,980
Band 5	271,695.733	17.22	4,678,601
Band 6	11,578,123.400	16.94	196,133,410
Band 7	7,031,808.747	16.68	117,290,570
Band 8	6,925,002.841	16.41	113,639,297
Band 9	1,514,942.939	16.16	24,481,478
Band 10	12,290,462.190	15.99	196,524,490
Band 11	6,266,485.396	15.87	99,449,123
Band 12	1,166,415.909	15.65	18,254,409
Band 13	8,928,514.366	15.49	138,302,688
Band 14	9,071,926.158	15.16	137,530,401
Band 15	4,944,632.823	15.05	74,416,724
Band 16	899,422.504	14.73	13,248,493
Band 17	5,813,592.049	14.57	84,704,036
Band 18	64,998.813	14.42	937,283

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Liquid Assets Portfolio - Service Class (continued)
Band 19	264,635.969	$ 14.11	$ 3,734,014
Band 20	1,956,516.977	15.37	30,071,666
Band 21	550,658.048	14.89	8,199,298
Band 25	62,373.688	18.80	1,172,625
Band 26	1,483,805.476	18.60	27,598,782
Band 27	752,282.300	17.46	13,134,849
Band 28	404,584.276	16.91	6,841,520
Band 29	1,467,202.538	16.73	24,546,298
Band 30	515,966.157	15.69	8,095,509
Band 31	229,816.228	15.20	3,493,207
Band 32	11,833.209	14.29	169,097
Band 33	66.063	13.70	905
Band 34	160.437	13.27	2,129
Band 35	162,062.061	19.41	3,145,625
Band 36	33,939.722	18.60	631,279
Band 37	21,105.589	18.02	380,323
Band 38	1,800,378.983	11.01	19,822,173
Band 39	134,423.270	10.87	1,461,181
Band 40	120,762.656	10.76	1,299,406
Band 41	282,284.425	10.50	2,963,986
Band 42	45,325.507	10.36	469,572
Band 43	378,665.102	10.26	3,885,104
Band 44	7,137.314	10.15	72,444
Band 45	25,312.100	10.06	254,640
Band 46	4,220,452.452	10.38	43,808,296
Band 47	968,347.721	10.30	9,973,982
Band 49	1,077,845.365	10.48	11,295,819
Band 50	3,732.355	10.38	38,742
Band 51	86,006.267	10.27	883,284
Band 52	48,006.381	10.51	504,547
Band 55	36,451.486	10.47	381,647
Band 56	2,476,616.221	10.03	24,840,461
Band 57	161,282.363	9.92	1,599,921
Band 59	26,143.125	9.82	256,725
Band 60	22,494.454	9.94	223,595
	97,753,540.393		$ 1,495,188,676

194

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Liquid Assets Portfolio - Service 2 Class
Contracts in accumulation period:
Band 6	709,985.540	$ 10.58	$ 7,511,647
Band 7	5,192.618	10.54	54,730
Band 8	648.815	10.46	6,787
Band 10	453,191.882	10.38	4,704,132
Band 11	18,621.733	10.35	192,735
Band 12	134,286.714	10.31	1,384,496
Band 13	6,396.358	10.53	67,354
Band 14	117,578.830	10.38	1,220,468
Band 15	397,380.603	10.35	4,112,889
Band 17	203,221.250	10.26	2,085,050
Band 20	830,408.016	10.23	8,495,074
Band 46	241,207.767	10.31	2,486,852
	3,118,120.126		$ 32,322,214
ING Lord Abbett Affiliated Portfolio - Service Class
Contracts in accumulation period:
Band 2	2,933.907	$ 10.69	$ 31,363
Band 3	775.331	10.32	8,001
Band 4	33,800.835	10.43	352,543
Band 5	57,810.444	10.37	599,494
Band 6	527,747.216	10.27	5,419,964
Band 7	746,619.246	10.22	7,630,449
Band 8	242,521.710	10.12	2,454,320
Band 9	138,971.101	10.06	1,398,049
Band 10	663,614.510	10.01	6,642,781
Band 11	490,414.671	9.96	4,884,530
Band 12	213,394.461	9.91	2,114,739
Band 13	470,257.542	9.86	4,636,739
Band 14	1,089,573.215	9.76	10,634,235
Band 15	91,954.870	9.72	893,801
Band 16	18,673.854	9.62	179,642
Band 17	304,230.266	9.57	2,911,484
Band 18	18,393.351	9.52	175,105
Band 19	89,768.066	9.42	845,615
Band 20	255,291.854	9.81	2,504,413
Band 21	149,430.059	9.67	1,444,989
Band 25	10,104.497	10.80	109,129
Band 26	22,542.560	11.24	253,378
Band 27	7,567.491	11.03	83,469
Band 28	3,173.603	10.92	34,656
Band 29	15,318.953	10.89	166,823
Band 30	5,926.157	10.68	63,291
Band 31	17,751.820	10.57	187,637
Band 38	1,029.470	8.59	8,843
Band 41	1,916.258	10.68	20,466
Band 42	2,943.030	10.55	31,049
Band 43	7,858.708	10.44	82,045

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Lord Abbett Affiliated Portfolio - Service Class
(continued)
Band 44	176.733	$ 9.24	$ 1,633
Band 46	85,010.807	8.79	747,245
Band 47	16,286.958	8.73	142,185
Band 55	2,234.556	8.46	18,904
	5,806,018.110		$ 57,713,009
ING Lord Abbett Affiliated Portfolio - Service 2 Class
Contracts in accumulation period:
Band 6	28,439.735	$ 12.29	$ 349,524
Band 7	639.754	12.24	7,831
Band 10	36,763.595	12.06	443,369
Band 12	4,040.134	11.97	48,360
Band 14	11,092.564	9.19	101,941
Band 15	12,685.567	9.17	116,327
Band 17	5,068.737	9.09	46,075
Band 20	49,871.392	11.88	592,472
Band 46	32,627.691	8.73	284,840
	181,229.169		$ 1,990,739
ING Marsico Growth Portfolio - Service Class
Contracts in accumulation period:
Band 1	3,692.315	$ 15.53	$ 57,342
Band 2	117,606.470	15.10	1,775,858
Band 3	3,301.697	14.38	47,478
Band 4	161,520.485	14.59	2,356,584
Band 5	136,576.522	14.49	1,978,994
Band 6	4,446,996.346	14.29	63,547,578
Band 7	3,055,301.390	14.19	43,354,727
Band 8	3,110,065.127	13.99	43,509,811
Band 9	853,308.325	13.89	11,852,453
Band 10	3,803,719.933	13.80	52,491,335
Band 11	4,163,267.996	13.70	57,036,772
Band 12	678,195.099	13.61	9,230,235
Band 13	2,868,360.190	13.51	38,751,546
Band 14	3,726,638.360	13.32	49,638,823
Band 15	1,091,474.746	13.23	14,440,211
Band 16	137,379.679	13.05	1,792,805
Band 17	1,728,520.362	12.95	22,384,339
Band 18	37,987.608	12.86	488,521
Band 19	167,068.605	12.68	2,118,430
Band 20	1,070,424.499	13.42	14,365,097
Band 21	231,934.960	13.14	3,047,625
Band 25	51,485.320	15.32	788,755
Band 26	155,589.747	10.77	1,675,702
Band 27	16,197.656	10.59	171,533
Band 28	11,741.333	10.49	123,167
Band 29	77,945.338	10.46	815,308

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Marsico Growth Portfolio - Service Class
(continued)
Band 30	12,654.559	$ 10.28	$ 130,089
Band 31	8,389.944	10.20	85,577
Band 38	96,409.301	9.26	892,750
Band 41	9,479.766	10.29	97,547
Band 42	1,245.264	10.17	12,664
Band 43	67,630.397	10.08	681,714
Band 44	179.905	9.88	1,777
Band 45	7,798.663	9.71	75,725
Band 46	1,834,544.313	9.10	16,694,353
Band 47	225,966.978	9.03	2,040,482
Band 50	639.916	9.06	5,798
Band 52	435.390	9.18	3,997
Band 53	1,015.144	9.09	9,228
Band 56	230,078.808	7.95	1,829,127
Band 57	12,585.457	7.86	98,922
Band 59	6,819.415	7.78	53,055
	34,422,173.328		$ 460,553,834
ING Marsico Growth Portfolio - Service 2 Class
Contracts in accumulation period:
Band 6	273,033.287	$ 13.16	$ 3,593,118
Band 7	13,777.523	13.11	180,623
Band 10	197,229.770	12.92	2,548,209
Band 11	3,802.044	12.87	48,932
Band 12	95,589.466	12.82	1,225,457
Band 13	5,097.729	9.23	47,052
Band 14	61,385.185	9.97	612,010
Band 15	178,966.147	9.94	1,778,924
Band 17	43,278.073	9.85	426,289
Band 20	424,612.429	12.73	5,405,316
Band 46	178,788.646	9.04	1,616,249
	1,475,560.299		$ 17,482,179

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Marsico International Opportunities Portfolio -
Service Class
Contracts in accumulation period:
Band 2	10,623.235	$ 12.42	$ 131,941
Band 4	89,628.955	12.28	1,100,644
Band 5	64,949.539	12.25	795,632
Band 6	1,998,237.874	12.19	24,358,520
Band 7	1,045,341.049	12.16	12,711,347
Band 8	989,793.459	12.11	11,986,399
Band 9	149,242.294	12.08	1,802,847
Band 10	2,444,514.817	12.05	29,456,404
Band 11	559,482.254	12.02	6,724,977
Band 12	200,318.550	11.99	2,401,819
Band 13	1,037,305.389	11.96	12,406,172
Band 14	1,597,899.175	11.91	19,030,979
Band 15	899,945.241	11.88	10,691,349
Band 16	104,722.030	11.82	1,237,814
Band 17	1,212,113.472	11.79	14,290,818
Band 18	11,245.914	11.76	132,252
Band 19	47,970.798	11.71	561,738
Band 20	516,453.677	11.93	6,161,292
Band 21	162,705.759	11.85	1,928,063
Band 25	28,329.604	12.48	353,553
Band 26	97,947.269	12.45	1,219,443
Band 27	17,094.372	12.28	209,919
Band 28	11,193.530	12.19	136,449
Band 29	37,044.763	12.16	450,464
Band 30	10,376.606	11.99	124,416
Band 31	14,352.679	11.90	170,797
Band 35	17,171.502	7.35	126,211
Band 38	152,027.906	9.87	1,500,515
Band 39	53,609.619	7.29	390,814
Band 40	2,839.398	7.28	20,671
Band 41	16,482.380	11.99	197,624
Band 42	3,857.699	11.88	45,829
Band 43	19,486.707	11.80	229,943
Band 45	3,726.871	11.51	42,896
Band 46	830,080.622	11.74	9,745,147
Band 47	114,811.639	11.65	1,337,556
Band 50	14,212.468	9.60	136,440
Band 51	5,134.648	9.50	48,779
Band 52	1,147.868	9.72	11,157
Band 55	3,668.372	9.68	35,510
Band 56	188,261.183	7.20	1,355,481
Band 57	7,167.087	7.12	51,030
Band 59	5,493.339	7.04	38,673
	14,798,011.612		$ 175,890,324

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING MFS Total Return Portfolio - Service Class
Contracts in accumulation period:
Band 1	4,530.625	$ 27.18	$ 123,142
Band 2	58,012.488	26.36	1,529,209
Band 3	2,110.277	24.98	52,715
Band 4	222,308.994	25.37	5,639,979
Band 5	171,112.059	25.18	4,308,602
Band 6	4,421,884.942	24.80	109,662,747
Band 7	3,182,051.155	24.60	78,278,458
Band 8	2,710,245.542	24.22	65,642,147
Band 9	548,065.358	24.04	13,175,491
Band 10	3,389,866.763	23.85	80,848,322
Band 11	3,747,180.865	23.67	88,695,771
Band 12	1,002,839.803	23.49	23,556,707
Band 13	2,752,674.318	23.30	64,137,312
Band 14	3,772,669.105	22.95	86,582,756
Band 15	1,093,601.488	22.77	24,901,306
Band 16	162,808.102	22.42	3,650,158
Band 17	1,808,651.374	22.24	40,224,407
Band 18	80,892.988	22.07	1,785,308
Band 19	197,319.476	21.73	4,287,752
Band 20	1,148,612.837	23.12	26,555,929
Band 21	314,451.990	22.59	7,103,470
Band 22	373.797	25.37	9,483
Band 23	5,284.892	24.80	131,065
Band 24	243.703	28.47	6,938
Band 25	58,087.423	26.77	1,555,000
Band 26	315,850.965	26.57	8,392,160
Band 27	180,492.545	25.36	4,577,291
Band 28	65,859.762	24.78	1,632,005
Band 29	173,790.401	24.59	4,273,506
Band 30	88,165.083	23.48	2,070,116
Band 31	51,059.052	22.94	1,171,295
Band 32	1,684.355	21.93	36,938
Band 33	1,311.065	21.26	27,873
Band 34	11,840.847	20.77	245,934
Band 35	57,660.518	27.40	1,579,898
Band 36	9,219.573	26.57	244,964
Band 37	19,344.969	25.96	502,195
Band 38	360,426.521	12.53	4,516,144
Band 39	45,829.677	12.37	566,913
Band 40	11,791.879	12.25	144,451
Band 41	58,482.613	11.70	684,247
Band 42	87,877.216	11.55	1,014,982
Band 43	229,624.253	11.44	2,626,901
Band 44	29,198.756	10.50	306,587
Band 45	16,051.524	10.33	165,812
Band 46	2,024,318.595	9.91	20,060,997

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING MFS Total Return Portfolio - Service Class
(continued)
Band 47	440,885.926	$ 9.84	$ 4,338,318
Band 49	93,649.533	8.98	840,973
Band 50	853.746	9.98	8,520
Band 51	2,682.637	9.87	26,478
Band 55	162.660	10.07	1,638
Band 56	530,782.616	9.17	4,867,277
Band 57	36,893.323	9.07	334,622
Band 58	3,762.217	9.03	33,973
	35,805,433.191		$ 797,737,182
ING MFS Total Return Portfolio - Service 2 Class
Contracts in accumulation period:
Band 6	376,458.064	$ 12.80	$ 4,818,663
Band 7	13,955.477	12.75	177,932
Band 8	3,728.670	12.65	47,168
Band 10	389,813.657	12.56	4,896,060
Band 11	23,196.458	12.51	290,188
Band 12	205,467.176	12.47	2,562,176
Band 13	15,979.493	10.04	160,434
Band 14	92,883.849	10.59	983,640
Band 15	400,391.017	10.56	4,228,129
Band 17	190,190.329	10.47	1,991,293
Band 20	857,842.630	12.37	10,611,513
Band 46	363,138.221	9.84	3,573,280
	2,933,045.041		$ 34,340,476
ING MFS Utilities Portfolio - Service Class
Contracts in accumulation period:
Band 2	21,266.245	$ 15.13	$ 321,758
Band 4	135,373.484	14.95	2,023,834
Band 5	23,710.753	14.92	353,764
Band 6	4,073,464.782	14.85	60,490,952
Band 7	1,617,462.683	14.81	23,954,622
Band 8	3,087,314.066	14.74	45,507,009
Band 9	268,883.322	14.71	3,955,274
Band 10	4,073,508.536	14.67	59,758,370
Band 11	1,059,649.781	14.64	15,513,273
Band 12	243,983.400	14.60	3,562,158
Band 13	1,755,807.425	14.57	25,582,114
Band 14	2,538,122.966	14.50	36,802,783
Band 15	2,474,999.044	14.46	35,788,486
Band 16	240,057.380	14.40	3,456,826
Band 17	2,993,391.931	14.36	42,985,108
Band 18	60,935.842	14.33	873,211
Band 19	107,096.628	14.26	1,527,198
Band 20	837,613.378	14.53	12,170,522
Band 21	134,110.993	14.43	1,935,222
Band 25	4,613.752	15.20	70,129

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING MFS Utilities Portfolio - Service Class (continued)
Band 26	193,722.409	$ 15.17	$ 2,938,769
Band 27	65,726.674	14.95	982,614
Band 28	33,319.857	14.85	494,800
Band 29	178,953.426	14.81	2,650,300
Band 30	51,116.208	14.60	746,297
Band 31	16,107.387	14.50	233,557
Band 35	24,147.926	8.69	209,845
Band 36	1,533.127	8.66	13,277
Band 38	318,951.138	12.63	4,028,353
Band 39	148,410.289	8.62	1,279,297
Band 40	14,514.827	8.59	124,682
Band 41	38,548.072	14.61	563,187
Band 42	29,198.189	14.47	422,498
Band 43	89,756.147	14.37	1,289,796
Band 44	4,373.105	14.12	61,748
Band 45	7,951.081	14.02	111,474
Band 46	1,314,356.006	14.29	18,782,147
Band 47	172,920.085	14.19	2,453,736
Band 50	3,809.805	12.36	47,089
Band 51	5,428.515	12.23	66,391
Band 52	652.169	12.51	8,159
Band 54	1,615.544	12.27	19,823
Band 55	3,811.851	12.47	47,534
Band 56	293,089.698	8.22	2,409,197
Band 57	6,968.973	8.13	56,658
Band 59	3,548.810	8.04	28,532
Band 60	415.514	8.15	3,386
	28,774,313.223		$ 416,705,759
ING Oppenheimer Active Allocation Portfolio - Service
Class
Contracts in accumulation period:
Band 6	563,862.886	$ 10.65	$ 6,005,140
Band 7	53,380.793	10.64	567,972
Band 8	152,220.363	10.63	1,618,102
Band 9	4,842.927	10.62	51,432
Band 10	782,866.327	10.61	8,306,212
Band 11	60,085.671	10.61	637,509
Band 12	6,048.064	10.60	64,109
Band 13	128,611.444	10.59	1,361,995
Band 14	42,405.852	10.58	448,654
Band 15	144,301.805	10.57	1,525,270
Band 16	11,143.748	10.56	117,678
Band 17	79,444.484	10.55	838,139
Band 18	547.171	10.54	5,767
Band 19	412.225	10.53	4,341
Band 20	36,202.940	10.58	383,027
Band 21	6,388.166	10.56	67,459

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Oppenheimer Active Allocation Portfolio - Service
Class (continued)
Band 26	628.431	$ 12.98	$ 8,157
Band 27	593.066	12.95	7,680
Band 30	957.638	12.90	12,354
Band 31	1,052.860	12.89	13,571
Band 43	314.499	12.87	4,048
Band 46	102,133.104	10.53	1,075,462
Band 47	13,619.738	10.51	143,143
Band 56	22,758.154	10.68	243,057
Band 57	2,216.877	10.61	23,521
	2,217,039.233		$ 23,533,799
ING PIMCO High Yield Portfolio - Service Class
Contracts in accumulation period:
Band 1	53.883	$ 14.47	$ 780
Band 2	26,852.774	13.96	374,865
Band 4	184,807.749	13.76	2,542,955
Band 5	186,391.063	13.72	2,557,285
Band 6	3,386,303.760	13.65	46,223,046
Band 7	3,043,265.760	13.61	41,418,847
Band 8	1,781,394.756	13.53	24,102,271
Band 9	459,466.901	13.49	6,198,208
Band 10	2,721,625.346	13.45	36,605,861
Band 11	2,591,192.543	13.41	34,747,892
Band 12	886,424.940	13.37	11,851,501
Band 13	2,426,606.377	13.33	32,346,663
Band 14	4,670,488.713	13.26	61,930,680
Band 15	908,646.851	13.22	12,012,311
Band 16	150,448.049	13.14	1,976,887
Band 17	1,766,268.606	13.11	23,155,781
Band 18	39,930.086	13.07	521,886
Band 19	245,520.348	12.99	3,189,309
Band 20	1,489,966.911	13.29	19,801,660
Band 21	317,554.680	13.18	4,185,371
Band 24	223.473	14.37	3,211
Band 25	31,733.356	14.04	445,536
Band 26	353,312.982	14.00	4,946,382
Band 27	115,216.879	13.76	1,585,384
Band 28	77,167.253	13.64	1,052,561
Band 29	214,385.379	13.60	2,915,641
Band 30	73,311.743	13.37	980,178
Band 31	78,581.121	13.26	1,041,986
Band 32	244.823	13.04	3,192
Band 33	884.507	12.89	11,401
Band 35	112,327.246	13.28	1,491,706
Band 36	17,364.248	13.16	228,514
Band 37	14,907.184	13.07	194,837

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING PIMCO High Yield Portfolio - Service Class
(continued)
Band 38	272,773.013	$ 13.13	$ 3,581,510
Band 39	50,455.264	13.00	655,918
Band 40	35,609.029	12.91	459,713
Band 41	55,449.833	13.38	741,919
Band 42	50,407.572	13.22	666,388
Band 43	123,846.253	13.11	1,623,624
Band 44	14,505.460	12.84	186,250
Band 45	13,011.013	12.73	165,630
Band 46	763,580.891	12.13	9,262,236
Band 47	135,645.155	12.04	1,633,168
Band 51	481.897	11.92	5,744
Band 55	22,613.628	12.16	274,982
Band 56	15,893.071	11.36	180,545
Band 57	224.276	11.24	2,521
Band 60	409.899	11.26	4,615
	29,927,776.544		$ 400,089,351
ING PIMCO Total Return Bond Portfolio - Service
Class
Contracts in accumulation period:
Band 1	2,469.286	$ 19.27	$ 47,583
Band 2	120,741.717	18.68	2,255,455
Band 3	3,213.278	17.70	56,875
Band 4	654,166.093	17.98	11,761,906
Band 5	348,169.474	17.84	6,211,343
Band 6	22,106,765.650	17.57	388,415,872
Band 7	9,036,504.594	17.44	157,596,640
Band 8	12,123,137.800	17.17	208,154,276
Band 9	1,652,663.263	17.04	28,161,382
Band 10	38,979,543.600	16.90	658,754,287
Band 11	7,446,561.192	16.77	124,878,831
Band 12	2,035,987.059	16.64	33,878,825
Band 13	12,599,338.500	16.52	208,141,072
Band 14	15,005,994.910	16.26	243,997,477
Band 15	11,773,902.030	16.14	190,030,779
Band 16	1,354,370.604	15.89	21,520,949
Band 17	11,617,186.750	15.76	183,086,863
Band 18	228,327.396	15.64	3,571,040
Band 19	635,850.083	15.40	9,792,091
Band 20	4,546,566.153	16.39	74,518,219
Band 21	921,982.846	16.01	14,760,945
Band 25	59,328.615	18.98	1,126,057
Band 26	1,580,125.155	18.83	29,753,757
Band 27	444,580.290	17.98	7,993,554
Band 28	143,873.257	17.56	2,526,414
Band 29	1,002,955.750	17.43	17,481,519
Band 30	417,083.735	16.64	6,940,273
Band 31	203,467.287	16.26	3,308,378

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING PIMCO Total Return Bond Portfolio - Service
Class (continued)
Band 32	980.988	$ 15.54	$ 15,245
Band 33	716.961	15.07	10,805
Band 34	1,084.186	14.72	15,959
Band 35	115,188.827	19.42	2,236,967
Band 36	19,578.814	18.83	368,669
Band 37	5,040.890	18.40	92,752
Band 38	1,711,392.568	14.09	24,113,521
Band 39	75,349.018	13.91	1,048,105
Band 40	33,529.036	13.78	462,030
Band 41	200,808.590	13.46	2,702,884
Band 42	186,651.977	13.29	2,480,605
Band 43	802,449.250	13.16	10,560,232
Band 44	24,999.945	12.65	316,249
Band 45	45,328.498	12.50	566,606
Band 46	17,216,895.920	12.43	214,006,016
Band 47	2,340,748.649	12.34	28,884,838
Band 50	22,196.025	12.88	285,885
Band 51	11,152.237	12.74	142,079
Band 52	5,804.847	13.04	75,695
Band 53	1,350.690	12.92	17,451
Band 55	120,734.995	12.99	1,568,348
Band 56	4,347,021.670	11.50	49,990,749
Band 57	269,516.602	11.37	3,064,404
Band 58	3,082.341	11.31	34,861
Band 59	15,576.940	11.25	175,241
Band 60	30,218.134	11.39	344,185
Band 64	6,396.913	11.14	71,262
	184,658,651.878		$ 2,982,374,305
ING PIMCO Total Return Bond Portfolio - Service 2
Class
Contracts in accumulation period:
Band 6	1,119,652.695	$ 14.04	$ 15,719,924
Band 7	59,773.312	13.99	836,229
Band 8	1,881.543	13.88	26,116
Band 10	877,332.181	13.78	12,089,637
Band 11	22,426.795	13.73	307,920
Band 12	399,811.964	13.68	5,469,428
Band 13	5,129.527	12.59	64,581
Band 14	212,450.929	12.59	2,674,757
Band 15	397,374.934	12.56	4,991,029
Band 17	264,271.083	12.45	3,290,175
Band 20	1,495,512.175	13.58	20,309,055
Band 46	658,203.365	12.33	8,115,647
	5,513,820.503		$ 73,894,498

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Pioneer Fund Portfolio - Service Class
Contracts in accumulation period:
Band 2	801.905	$ 10.51	$ 8,428
Band 3	782.323	10.34	8,089
Band 4	37,919.164	10.39	393,980
Band 5	44,413.709	10.37	460,570
Band 6	854,149.079	10.32	8,814,818
Band 7	413,572.924	10.29	4,255,665
Band 8	176,349.188	10.24	1,805,816
Band 9	24,114.753	10.22	246,453
Band 10	529,026.887	10.20	5,396,074
Band 11	230,035.827	10.17	2,339,464
Band 12	153,889.023	10.15	1,561,974
Band 13	317,217.942	10.12	3,210,246
Band 14	708,199.100	10.08	7,138,647
Band 15	192,047.992	10.05	1,930,082
Band 16	18,698.289	10.00	186,983
Band 17	362,013.922	9.98	3,612,899
Band 18	8,372.341	9.96	83,389
Band 19	63,047.430	9.91	624,800
Band 20	321,785.003	10.10	3,250,029
Band 21	48,404.216	10.03	485,494
Band 25	3,120.984	10.56	32,958
Band 26	43,068.965	10.54	453,947
Band 27	37,521.844	10.39	389,852
Band 28	14,656.643	10.32	151,257
Band 29	8,899.726	10.29	91,578
Band 30	8,288.250	10.15	84,126
Band 31	7,846.094	10.07	79,010
Band 35	28,869.547	10.64	307,172
Band 36	4,056.117	10.54	42,751
Band 38	144,666.044	10.51	1,520,440
Band 39	17,077.732	10.42	177,950
Band 40	26,680.789	10.34	275,879
Band 41	8,711.666	10.15	88,423
Band 42	10,596.948	10.05	106,499
Band 43	22,735.911	9.98	226,904
Band 45	773.652	9.74	7,535
Band 46	144,622.222	9.93	1,436,099
Band 47	43,893.359	9.86	432,789
Band 50	528.172	9.06	4,785
Band 55	3,068.319	9.14	28,044
Band 56	24,453.675	8.39	205,166
	5,108,977.676		$ 51,957,064

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Pioneer Mid Cap Value Portfolio - Service Class
Currently payable annuity contracts:	3,292.864	$ 10.41	$ 34,279
Contracts in accumulation period:
Band 1	5,688.834	9.65	54,897
Band 2	662,017.294	10.41	6,891,600
Band 3	15,132.919	10.24	154,961
Band 4	215,278.196	10.29	2,215,213
Band 5	209,565.796	10.27	2,152,241
Band 6	7,406,983.972	10.22	75,699,376
Band 7	4,815,833.974	10.19	49,073,348
Band 8	3,645,386.555	10.15	37,000,674
Band 9	624,996.352	10.12	6,324,963
Band 10	6,741,283.171	10.10	68,086,960
Band 11	4,040,542.033	10.07	40,688,258
Band 12	1,113,811.046	10.05	11,193,801
Band 13	3,455,150.764	10.03	34,655,162
Band 14	7,096,384.559	9.98	70,821,918
Band 15	2,425,716.853	9.96	24,160,140
Band 16	240,950.653	9.91	2,387,821
Band 17	3,905,405.385	9.88	38,585,405
Band 18	75,743.683	9.86	746,833
Band 19	289,414.228	9.81	2,839,154
Band 20	3,593,509.169	10.00	35,935,092
Band 21	435,282.890	9.93	4,322,359
Band 25	38,487.554	10.46	402,580
Band 26	186,703.022	10.44	1,949,180
Band 27	53,431.556	10.29	549,811
Band 28	78,711.264	10.22	804,429
Band 29	112,756.304	10.19	1,148,987
Band 30	15,554.910	10.05	156,327
Band 31	16,771.351	9.98	167,378
Band 35	84,777.975	10.54	893,560
Band 36	21,278.753	10.44	222,150
Band 37	10,700.959	10.36	110,862
Band 38	861,689.108	10.41	8,970,184
Band 39	272,657.796	10.32	2,813,828
Band 40	50,579.449	10.24	517,934
Band 41	32,542.167	10.05	327,049
Band 42	48,932.007	9.96	487,363
Band 43	102,019.213	9.89	1,008,970
Band 44	23,400.431	9.72	227,452
Band 45	5,377.738	9.65	51,895
Band 46	2,596,008.375	9.84	25,544,722
Band 47	253,469.724	9.77	2,476,399
Band 50	10,270.326	9.44	96,952
Band 51	5,503.887	9.34	51,406
Band 52	320.192	9.56	3,061

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Pioneer Mid Cap Value Portfolio - Service Class
(continued)
Band 54	1,221.444	$ 9.37	$ 11,445
Band 55	3,321.119	9.52	31,617
Band 56	113,718.241	8.60	977,977
Band 57	1,290.452	8.51	10,982
Band 59	6,308.567	8.41	53,055
	56,025,175.074		$ 564,092,010
ING Retirement Conservative Portfolio - Adviser Class
Contracts in accumulation period:
Band 4	177,020.058	$ 8.32	$ 1,472,807
Band 5	35,527.808	8.32	295,591
Band 6	5,981,757.107	8.32	49,768,219
Band 7	1,878,967.059	8.31	15,614,216
Band 8	2,936,003.463	8.31	24,398,189
Band 9	739,059.384	8.31	6,141,583
Band 10	9,235,049.899	8.31	76,743,265
Band 11	2,377,555.350	8.31	19,757,485
Band 12	363,340.220	8.31	3,019,357
Band 13	2,703,689.387	8.31	22,467,659
Band 14	4,001,873.930	8.31	33,255,572
Band 15	4,777,186.535	8.31	39,698,420
Band 16	375,196.928	8.30	3,114,135
Band 17	3,962,575.789	8.30	32,889,379
Band 18	101,490.506	8.30	842,371
Band 19	62,202.486	8.30	516,281
Band 20	958,878.078	8.31	7,968,277
Band 21	152,049.335	8.30	1,262,009
Band 26	95,905.457	8.32	797,933
Band 27	62,442.411	8.32	519,521
Band 28	25,677.805	8.32	213,639
Band 29	41,508.558	8.31	344,936
Band 30	11,998.677	8.31	99,709
Band 31	5,517.554	8.31	45,851
Band 38	327,307.891	8.32	2,723,202
Band 41	22,742.492	8.31	188,990
Band 42	685.217	8.31	5,694
Band 43	116,720.258	8.30	968,778
Band 46	4,249,497.187	8.30	35,270,827
Band 47	480,746.208	8.30	3,990,194
Band 55	7,427.824	8.31	61,725
Band 56	1,740,778.668	8.32	14,483,279
Band 57	183,415.812	8.31	1,524,185
	48,191,795.341		$ 400,463,278

207

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Retirement Growth Portfolio - Adviser Class
Contracts in accumulation period:
Band 2	22,580.606	$ 9.38	$ 211,806
Band 4	2,496,596.701	9.38	23,418,077
Band 5	139,459.203	9.37	1,306,733
Band 6	79,472,323.490	9.37	744,655,671
Band 7	12,837,061.860	9.37	120,283,270
Band 8	44,077,032.390	9.37	413,001,793
Band 9	5,062,790.202	9.37	47,438,344
Band 10	98,222,251.470	9.37	920,342,496
Band 11	10,541,769.680	9.37	98,776,382
Band 12	1,317,405.704	9.37	12,344,091
Band 13	27,999,678.920	9.36	262,076,995
Band 14	33,987,766.670	9.36	318,125,496
Band 15	44,762,701.090	9.36	418,978,882
Band 16	2,823,928.141	9.36	26,431,967
Band 17	46,107,119.680	9.36	431,562,640
Band 18	65,376.802	9.36	611,927
Band 19	1,001,792.388	9.36	9,376,777
Band 20	11,143,360.170	9.36	104,301,851
Band 21	2,682,985.476	9.36	25,112,744
Band 26	1,279,078.221	9.38	11,997,754
Band 27	532,728.781	9.38	4,996,996
Band 28	276,321.003	9.37	2,589,128
Band 29	670,674.123	9.37	6,284,217
Band 30	327,572.180	9.37	3,069,351
Band 31	97,900.054	9.36	916,345
Band 32	1,803.705	9.36	16,883
Band 38	3,290,023.450	9.38	30,860,420
Band 41	795,067.112	9.37	7,449,779
Band 42	135,250.573	9.36	1,265,945
Band 43	2,154,914.557	9.36	20,170,000
Band 44	6,381.049	9.35	59,663
Band 45	63,012.380	9.35	589,166
Band 46	36,726,556.240	9.36	343,760,566
Band 47	3,683,496.429	9.35	34,440,692
Band 50	343,711.241	9.36	3,217,137
Band 51	119,374.962	9.36	1,117,350
Band 52	559.869	9.37	5,246
Band 53	3,700.378	9.37	34,673
Band 55	274,467.543	9.37	2,571,761
Band 56	8,481,818.349	9.38	79,559,456
Band 57	66,240.191	9.37	620,671
Band 58	6,769.636	9.36	63,364
Band 59	94,422.355	9.36	883,793
Band 62	21,389.207	9.36	200,203
Band 64	8,328.464	9.36	77,954
	484,225,542.695		$ 4,535,176,455

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Retirement Moderate Growth Portfolio - Adviser
Class
Contracts in accumulation period:
Band 2	58,935.549	$ 9.64	$ 568,139
Band 4	2,859,153.885	9.63	27,533,652
Band 5	64,028.398	9.63	616,593
Band 6	48,787,780.740	9.63	469,826,329
Band 7	9,436,744.242	9.63	90,875,847
Band 8	25,122,621.420	9.63	241,930,844
Band 9	5,736,069.443	9.63	55,238,349
Band 10	70,210,170.410	9.63	676,123,941
Band 11	9,960,272.503	9.63	95,917,424
Band 12	746,997.379	9.62	7,186,115
Band 13	14,888,748.830	9.62	143,229,764
Band 14	23,599,315.240	9.62	227,025,413
Band 15	27,731,126.720	9.62	266,773,439
Band 16	2,018,819.001	9.62	19,421,039
Band 17	25,349,683.230	9.62	243,863,953
Band 18	83,117.679	9.62	799,592
Band 19	741,694.900	9.61	7,127,688
Band 20	7,294,923.040	9.62	70,177,160
Band 21	2,606,551.952	9.62	25,075,030
Band 26	985,235.970	9.64	9,497,675
Band 27	584,385.742	9.63	5,627,635
Band 28	266,145.561	9.63	2,562,982
Band 29	934,030.450	9.63	8,994,713
Band 30	397,266.553	9.62	3,821,704
Band 31	120,944.580	9.62	1,163,487
Band 34	5,452.354	9.61	52,397
Band 38	2,914,161.987	9.64	28,092,522
Band 41	429,195.205	9.62	4,128,858
Band 42	147,706.428	9.62	1,420,936
Band 43	1,860,585.565	9.62	17,898,833
Band 44	2,672.020	9.61	25,678
Band 45	247,211.690	9.61	2,375,704
Band 46	24,379,245.800	9.62	234,528,345
Band 47	2,239,685.759	9.61	21,523,380
Band 50	98,435.905	9.62	946,953
Band 51	52,822.574	9.62	508,153
Band 52	6,119.097	9.63	58,927
Band 53	6,854.684	9.63	66,011
Band 55	158,365.054	9.63	1,525,055
Band 56	9,605,014.855	9.64	92,592,343
Band 57	113,247.296	9.63	1,090,571
Band 58	29,083.808	9.62	279,786
Band 59	21,969.680	9.61	211,129
Band 60	2,385.162	9.63	22,969
Band 62	6,045.674	9.62	58,159
Band 64	24,710.172	9.62	237,712
	322,935,734.186		$ 3,108,622,928

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Retirement Moderate Portfolio - Adviser Class
Contracts in accumulation period:
Band 2	20,856.836	$ 9.87	$ 205,857
Band 4	1,531,154.246	9.86	15,097,181
Band 5	54,725.385	9.86	539,592
Band 6	25,879,317.380	9.86	255,170,069
Band 7	6,824,537.187	9.86	67,289,937
Band 8	13,291,121.090	9.86	131,050,454
Band 9	3,745,705.590	9.86	36,932,657
Band 10	36,618,476.940	9.86	361,058,183
Band 11	6,380,868.547	9.85	62,851,555
Band 12	958,263.431	9.85	9,438,895
Band 13	9,835,816.956	9.85	96,882,797
Band 14	13,586,124.360	9.85	133,823,325
Band 15	13,459,100.460	9.85	132,572,140
Band 16	1,381,170.808	9.85	13,604,532
Band 17	13,018,645.770	9.85	128,233,661
Band 18	40,130.451	9.85	395,285
Band 19	889,779.820	9.84	8,755,433
Band 20	5,966,131.945	9.85	58,766,400
Band 21	1,965,109.137	9.85	19,356,325
Band 26	961,001.260	9.87	9,485,082
Band 27	596,470.583	9.86	5,881,200
Band 28	132,099.636	9.86	1,302,502
Band 29	651,120.157	9.86	6,420,045
Band 30	329,628.543	9.85	3,246,841
Band 31	150,309.307	9.85	1,480,547
Band 32	5,122.963	9.84	50,410
Band 34	13,532.687	9.84	133,162
Band 38	1,820,199.569	9.87	17,965,370
Band 41	242,682.544	9.85	2,390,423
Band 42	116,934.473	9.85	1,151,805
Band 43	1,519,505.755	9.85	14,967,132
Band 45	31,260.879	9.84	307,607
Band 46	14,101,197.380	9.84	138,755,782
Band 47	1,842,612.570	9.84	18,131,308
Band 51	73,893.509	9.85	727,851
Band 52	23,989.996	9.86	236,541
Band 53	18,382.058	9.85	181,063
Band 55	71,812.024	9.86	708,067
Band 56	7,871,000.946	9.87	77,686,779
Band 57	76,943.370	9.85	757,892
Band 58	2,153.313	9.85	21,210
Band 59	15,966.618	9.84	157,112
Band 60	53,406.297	9.86	526,586
Band 64	47,720.789	9.85	470,050
	186,215,983.565		$ 1,835,166,645

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING T. Rowe Price Capital Appreciation Portfolio -
Service Class
Currently payable annuity contracts:	6,563.445	$ 50.06	$ 328,566
Contracts in accumulation period:
Band 1	14,732.578	52.21	769,188
Band 2	261,315.064	50.06	13,081,432
Band 3	10,790.484	46.48	501,542
Band 4	219,556.159	47.55	10,439,895
Band 5	172,460.332	46.99	8,103,911
Band 6	8,156,297.601	46.07	375,760,630
Band 7	3,886,619.257	45.52	176,918,909
Band 8	4,481,696.157	44.63	200,018,099
Band 9	520,599.062	44.09	22,953,213
Band 10	9,553,986.926	43.63	416,840,450
Band 11	3,402,776.606	43.17	146,897,866
Band 12	1,034,928.253	42.71	44,201,786
Band 13	4,426,485.121	42.26	187,063,261
Band 14	5,180,368.175	41.37	214,311,831
Band 15	3,340,970.466	40.93	136,745,921
Band 16	402,211.652	40.07	16,116,621
Band 17	3,935,944.698	39.64	156,020,848
Band 18	114,116.970	39.22	4,475,668
Band 19	421,088.037	38.39	16,165,570
Band 20	2,013,479.193	41.81	84,183,565
Band 21	345,677.429	40.49	13,996,479
Band 25	57,161.168	51.14	2,923,222
Band 26	851,173.912	12.28	10,452,416
Band 27	322,872.312	12.10	3,906,755
Band 28	120,656.146	12.02	1,450,287
Band 29	616,265.875	11.99	7,389,028
Band 30	98,550.640	11.82	1,164,869
Band 31	61,717.810	11.73	723,950
Band 32	1,359.766	11.57	15,732
Band 34	224.972	11.38	2,560
Band 35	274,001.054	9.66	2,646,850
Band 36	53,435.187	9.62	514,046
Band 37	8,709.878	9.60	83,615
Band 38	3,320,290.724	10.96	36,390,386
Band 39	390,444.570	9.58	3,740,459
Band 40	129,951.940	9.56	1,242,341
Band 41	182,634.962	11.82	2,158,745
Band 42	36,054.667	11.71	422,200
Band 43	440,987.592	11.63	5,128,686
Band 44	47,193.942	11.43	539,427
Band 45	71,833.379	11.35	815,309
Band 46	12,156,423.260	11.31	137,489,147
Band 47	2,019,408.072	11.22	22,657,759
Band 49	378,752.947	9.48	3,590,578
Band 50	13,053.963	10.68	139,416

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING T. Rowe Price Capital Appreciation Portfolio -
Service Class (continued)
Band 51	43,919.799	$ 10.57	$ 464,232
Band 52	47,903.903	10.82	518,320
Band 53	4,626.990	10.72	49,601
Band 54	4,292.894	10.61	45,548
Band 55	30,765.883	10.78	331,656
Band 56	1,839,310.048	9.76	17,951,666
Band 57	127,731.531	9.65	1,232,609
Band 58	6,370.016	9.60	61,152
Band 59	47,548.771	9.54	453,615
Band 60	90,601.858	9.67	876,120
Band 62	4,138.860	9.56	39,568
Band 64	23,150.217	9.45	218,770
	75,826,183.173		$ 2,513,725,891
ING T. Rowe Price Capital Appreciation Portfolio -
Service 2 Class
Contracts in accumulation period:
Band 6	1,054,082.832	$ 16.31	$ 17,192,091
Band 7	1,158.480	16.25	18,825
Band 10	735,032.588	16.01	11,767,872
Band 11	12,954.147	15.96	206,748
Band 12	484,547.270	15.90	7,704,302
Band 13	4,564.531	11.45	52,264
Band 14	170,855.366	12.65	2,161,320
Band 15	727,309.754	12.61	9,171,376
Band 17	261,107.694	12.50	3,263,846
Band 20	1,419,849.556	15.78	22,405,226
Band 46	839,113.684	11.22	9,414,856
	5,710,575.902		$ 83,358,726
ING T. Rowe Price Equity Income Portfolio - Service
Class
Currently payable annuity contracts:	5,246.510	$29.69 to $30.97	$ 155,947
Contracts in accumulation period:
Band 1	48,312.364	30.97	1,496,234
Band 2	620,674.924	29.69	18,427,838
Band 3	6,789.474	27.56	187,118
Band 4	157,776.931	28.20	4,449,309
Band 5	106,678.456	27.87	2,973,129
Band 6	3,153,961.265	27.32	86,166,222
Band 7	2,517,735.105	27.00	67,978,848
Band 8	1,703,061.009	26.47	45,080,025
Band 9	267,380.830	26.15	6,992,009
Band 10	2,949,818.061	25.87	76,311,793
Band 11	2,038,277.555	25.60	52,179,905
Band 12	601,837.628	25.33	15,244,547
Band 13	1,863,853.705	25.06	46,708,174
Band 14	3,248,846.673	24.53	79,694,209
Band 15	923,809.280	24.27	22,420,851
Band 16	123,909.560	23.76	2,944,091

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING T. Rowe Price Equity Income Portfolio - Service
Class (continued)
Band 17	1,628,920.348	$ 23.51	$ 38,295,917
Band 18	54,764.794	23.26	1,273,829
Band 19	182,388.000	22.77	4,152,975
Band 20	1,191,045.244	24.80	29,537,922
Band 21	240,199.147	24.02	5,769,584
Band 24	42.500	32.99	1,402
Band 25	32,102.937	30.33	973,682
Band 26	303,467.504	10.97	3,329,039
Band 27	95,005.929	10.78	1,024,164
Band 28	58,829.313	10.69	628,885
Band 29	170,972.297	10.66	1,822,565
Band 30	62,823.645	10.47	657,764
Band 31	21,599.026	10.38	224,198
Band 33	367.348	10.09	3,707
Band 35	34,506.288	10.25	353,689
Band 36	15,718.029	10.15	159,538
Band 37	56,995.820	10.08	574,518
Band 38	539,838.793	10.12	5,463,169
Band 39	96,535.974	10.03	968,256
Band 40	63,325.207	9.96	630,719
Band 41	30,362.294	10.48	318,197
Band 42	57,879.897	10.36	599,636
Band 43	129,247.247	10.27	1,327,369
Band 44	9,756.398	10.06	98,149
Band 45	4,741.391	9.89	46,892
Band 46	1,974,299.784	9.35	18,459,703
Band 47	271,136.761	9.28	2,516,149
Band 50	2,118.177	8.99	19,042
Band 51	6,569.212	8.90	58,466
Band 52	2,824.851	9.11	25,734
Band 55	1,054.218	9.07	9,562
Band 56	476,075.119	8.26	3,932,380
Band 57	140.400	8.17	1,147
Band 60	413.990	8.18	3,386
	28,154,037.212		$ 652,671,583
ING T. Rowe Price Equity Income Portfolio - Service 2
Class
Contracts in accumulation period:
Band 6	404,604.444	$ 12.99	$ 5,255,812
Band 8	574.006	12.85	7,376
Band 10	252,739.977	12.76	3,224,962
Band 11	29,238.555	12.71	371,622
Band 12	113,260.231	12.66	1,433,875
Band 14	47,817.317	10.30	492,518
Band 15	174,114.838	10.27	1,788,159
Band 17	87,875.563	10.18	894,573
Band 20	557,445.695	12.57	7,007,092
Band 46	211,886.222	9.28	1,966,304
	1,879,556.848		$ 22,442,293

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Templeton Global Growth Portfolio - Service Class
Currently payable annuity contracts:	933.162	$ 22.21	$ 20,726
Contracts in accumulation period:
Band 1	4,208.371	22.99	96,750
Band 2	327,310.988	22.21	7,269,577
Band 3	7,238.561	20.91	151,358
Band 4	123,651.489	21.26	2,628,831
Band 5	68,506.649	21.05	1,442,065
Band 6	1,694,620.944	20.71	35,095,600
Band 7	1,427,682.739	20.50	29,267,496
Band 8	1,571,330.990	20.18	31,709,459
Band 9	308,065.201	19.97	6,152,062
Band 10	1,778,534.689	19.80	35,214,987
Band 11	828,442.875	19.63	16,262,334
Band 12	357,835.627	19.46	6,963,481
Band 13	1,191,388.501	19.29	22,981,884
Band 14	1,857,874.122	18.95	35,206,715
Band 15	516,157.424	18.79	9,698,598
Band 16	73,340.138	18.46	1,353,859
Band 17	1,074,690.286	18.30	19,666,832
Band 18	22,182.478	18.14	402,390
Band 19	78,638.864	17.82	1,401,345
Band 20	606,330.660	19.12	11,593,042
Band 21	169,445.838	18.62	3,155,082
Band 25	60,939.863	22.56	1,374,803
Band 26	119,982.586	11.06	1,327,007
Band 27	16,284.608	10.91	177,665
Band 28	22,195.194	10.83	240,374
Band 29	47,082.284	10.80	508,489
Band 30	5,861.631	10.65	62,426
Band 31	4,561.498	10.57	48,215
Band 32	188.827	10.43	1,969
Band 33	971.387	10.33	10,034
Band 34	69.666	10.25	714
Band 38	131,378.748	9.26	1,216,567
Band 41	48,558.888	10.65	517,152
Band 42	4,369.228	10.55	46,095
Band 43	18,289.342	10.48	191,672
Band 45	2,622.332	10.22	26,800
Band 46	979,337.403	10.04	9,832,548
Band 47	140,460.040	9.96	1,398,982
Band 50	8,293.588	9.04	74,974
Band 51	1,050.933	8.94	9,395
Band 52	1,286.511	9.15	11,772
Band 56	560,837.473	8.10	4,542,784
Band 59	2,904.439	7.93	23,032
Band 60	16,966.199	8.03	136,239
	16,282,903.264		$ 299,514,181

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Templeton Global Growth Portfolio - Service 2
Class
Contracts in accumulation period:
Band 6	53,012.607	$ 15.22	$ 806,852
Band 7	616.175	15.16	9,341
Band 10	47,017.799	14.94	702,446
Band 12	31,488.698	14.83	466,977
Band 13	5,070.909	10.18	51,622
Band 14	9,452.101	10.60	100,192
Band 15	24,413.204	10.57	258,048
Band 17	13,435.078	10.47	140,665
Band 20	115,090.394	14.72	1,694,131
Band 46	46,309.845	9.97	461,709
	345,906.810		$ 4,691,983
ING Van Kampen Global Franchise Portfolio - Service
Class
Contracts in accumulation period:
Band 1	89.232	$ 16.29	$ 1,454
Band 2	8,949.241	16.04	143,546
Band 3	609.728	15.61	9,518
Band 4	43,936.856	15.73	691,127
Band 5	34,726.715	15.67	544,168
Band 6	2,798,686.518	15.55	43,519,575
Band 7	1,119,056.531	15.49	17,334,186
Band 8	1,168,865.717	15.37	17,965,466
Band 9	118,307.857	15.31	1,811,293
Band 10	3,370,799.643	15.25	51,404,695
Band 11	535,578.973	15.19	8,135,445
Band 12	203,385.015	15.13	3,077,215
Band 13	1,082,379.372	15.08	16,322,281
Band 14	1,910,899.464	14.96	28,587,056
Band 15	1,028,933.695	14.90	15,331,112
Band 16	117,157.272	14.78	1,731,584
Band 17	1,540,299.062	14.73	22,688,605
Band 18	9,887.864	14.67	145,055
Band 19	111,544.200	14.55	1,622,968
Band 20	581,099.087	15.02	8,728,108
Band 21	114,637.737	14.84	1,701,224
Band 25	6,720.232	16.17	108,666
Band 26	122,252.722	12.60	1,540,384
Band 27	38,388.622	12.42	476,787
Band 28	16,031.022	12.34	197,823
Band 29	105,265.556	12.31	1,295,819
Band 30	16,855.822	12.13	204,461
Band 31	8,252.665	12.04	99,362
Band 38	68,042.069	11.25	765,473
Band 41	22,165.571	12.14	269,090
Band 42	442.453	12.02	5,318
Band 43	53,870.619	11.93	642,676

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Van Kampen Global Franchise Portfolio - Service
Class (continued)
Band 45	2,826.864	$ 11.65	$ 32,933
Band 46	1,592,060.655	12.47	19,852,996
Band 47	127,892.613	12.37	1,582,032
Band 50	1,984.721	10.95	21,733
Band 51	40,403.365	10.84	437,972
Band 52	427.756	11.09	4,744
Band 53	792.948	10.99	8,714
Band 55	8,619.143	11.05	95,242
Band 56	366,477.331	9.16	3,356,932
Band 57	6,425.213	9.06	58,212
Band 59	9,574.985	8.96	85,792
Band 60	603.108	9.08	5,476
	18,516,205.834		$ 272,644,318
ING Van Kampen Global Franchise Portfolio -
Service 2 Class
Contracts in accumulation period:
Band 6	694,599.707	$ 16.54	$ 11,488,679
Band 7	6,392.551	16.48	105,349
Band 8	448.048	16.36	7,330
Band 10	587,447.482	16.24	9,540,147
Band 11	12,745.933	16.18	206,229
Band 12	204,361.500	16.12	3,294,307
Band 13	8,899.502	12.62	112,312
Band 14	110,442.789	13.41	1,481,038
Band 15	674,371.246	13.37	9,016,344
Band 17	239,727.052	13.25	3,176,383
Band 20	1,016,862.396	16.00	16,269,798
Band 46	502,527.977	12.36	6,211,246
	4,058,826.183		$ 60,909,162
ING Van Kampen Global Tactical Asset Allocation
Portfolio - Service Class
Contracts in accumulation period:
Band 4	301.120	$ 9.81	$ 2,954
Band 5	32.231	12.14	391
Band 6	615,239.385	9.79	6,023,194
Band 7	189,724.445	9.79	1,857,402
Band 8	309,949.143	9.77	3,028,203
Band 10	1,397,934.363	9.76	13,643,839
Band 11	128,182.640	9.75	1,249,781
Band 12	7,856.588	9.75	76,602
Band 13	196,936.730	9.74	1,918,164
Band 14	285,272.875	9.73	2,775,705
Band 15	288,917.857	9.72	2,808,282
Band 16	2,230.295	9.71	21,656
Band 17	250,667.509	9.70	2,431,475
Band 18	217.877	9.69	2,111
Band 19	2,085.630	9.68	20,189

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Van Kampen Global Tactical Asset Allocation
Portfolio - Service Class (continued)
Band 20	49,201.494	$ 9.73	$ 478,731
Band 21	10,835.223	9.71	105,210
Band 26	2,246.736	12.17	27,343
Band 29	3,738.062	12.13	45,343
Band 30	1,949.327	12.10	23,587
Band 31	10,054.067	12.09	121,554
Band 43	3,277.566	12.07	39,560
Band 46	428,010.618	9.69	4,147,423
Band 47	18,376.741	9.67	177,703
Band 56	74,805.939	9.82	734,594
	4,278,044.461		$ 41,760,996
ING Van Kampen Growth and Income Portfolio -
Service Class
Currently payable annuity contracts:	1,130.945	$ 28.22	$ 31,915
Contracts in accumulation period:
Band 1	2,504.208	29.16	73,023
Band 2	304,956.575	28.22	8,605,875
Band 3	8,484.068	26.64	226,016
Band 4	141,131.130	27.12	3,827,476
Band 5	83,097.701	26.87	2,232,835
Band 6	2,460,096.490	26.47	65,118,754
Band 7	1,374,452.567	26.21	36,024,402
Band 8	2,632,001.832	25.82	67,958,287
Band 9	244,106.105	25.57	6,241,793
Band 10	1,868,296.651	25.36	47,380,003
Band 11	2,935,212.781	25.16	73,849,954
Band 12	388,816.091	24.95	9,700,961
Band 13	1,432,519.247	24.74	35,440,526
Band 14	2,115,746.746	24.34	51,497,276
Band 15	572,850.617	24.14	13,828,614
Band 16	58,121.901	23.74	1,379,814
Band 17	771,480.220	23.55	18,168,359
Band 18	27,239.407	23.35	636,040
Band 19	72,769.852	22.97	1,671,524
Band 20	498,320.013	24.54	12,228,773
Band 21	119,973.205	23.94	2,872,159
Band 24	48.630	30.63	1,490
Band 25	21,011.145	28.69	602,810
Band 26	167,878.617	10.73	1,801,338
Band 27	111,061.603	10.57	1,173,921
Band 28	55,575.031	10.50	583,538
Band 29	113,355.450	10.47	1,186,832
Band 30	30,725.207	10.32	317,084
Band 31	25,385.117	10.25	260,197
Band 33	387.231	10.01	3,876
Band 38	55,381.970	9.53	527,790

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Van Kampen Growth and Income Portfolio -
Service Class (continued)
Band 41	13,546.918	$ 10.33	$ 139,940
Band 42	7,471.875	10.23	76,437
Band 43	28,727.493	10.16	291,871
Band 45	1,834.460	9.91	18,179
Band 46	1,344,337.776	10.04	13,497,151
Band 47	180,265.730	9.97	1,797,249
Band 50	567.491	9.30	5,278
Band 51	6,208.818	9.20	57,121
Band 56	108,808.975	8.42	916,172
Band 60	2,529.672	8.35	21,123
	20,388,417.561		$ 482,273,776
ING Van Kampen Growth and Income Portfolio -
Service 2 Class
Contracts in accumulation period:
Band 6	552,747.741	$ 14.09	$ 7,788,216
Band 7	16,677.261	14.04	234,149
Band 8	899.658	13.93	12,532
Band 10	419,820.553	13.83	5,806,118
Band 11	12,094.319	13.78	166,660
Band 12	274,326.366	13.73	3,766,501
Band 13	13,390.374	10.17	136,180
Band 14	76,797.571	10.94	840,165
Band 15	350,081.459	10.91	3,819,389
Band 17	243,019.900	10.82	2,629,475
Band 20	1,593,162.105	13.63	21,714,799
Band 46	445,489.193	9.97	4,441,527
	3,998,506.500		$ 51,355,711
ING Wells Fargo Small Cap Disciplined Portfolio -
Service Class
Contracts in accumulation period:
Band 2	1,084.898	$ 9.41	$ 10,209
Band 4	6,431.193	9.31	59,874
Band 5	2,676.721	9.29	24,867
Band 6	261,968.090	9.25	2,423,205
Band 7	49,947.293	9.23	461,014
Band 8	137,175.067	9.20	1,262,011
Band 9	17,155.792	9.18	157,490
Band 10	456,141.056	9.16	4,178,252
Band 11	37,042.487	9.14	338,568
Band 12	17,229.510	9.12	157,133
Band 13	165,364.732	9.10	1,504,819
Band 14	147,691.916	9.06	1,338,089
Band 15	139,383.492	9.04	1,260,027
Band 16	22,159.285	9.01	199,655
Band 17	141,822.400	8.99	1,274,983
Band 18	76.668	8.97	688
Band 19	1,395.765	8.93	12,464

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Wells Fargo Small Cap Disciplined Portfolio -
Service Class (continued)
Band 20	42,774.439	$ 9.08	$ 388,392
Band 21	13,636.622	9.02	123,002
Band 25	1,138.990	9.45	10,763
Band 26	12,290.828	9.43	115,903
Band 27	3,072.522	9.31	28,605
Band 28	676.949	9.25	6,262
Band 29	9,579.186	9.23	88,416
Band 30	3,697.455	9.12	33,721
Band 31	9,728.492	9.06	88,140
Band 38	5,124.747	8.94	45,815
Band 41	663.391	9.12	6,050
Band 42	2,009.152	9.05	18,183
Band 43	2,423.600	8.99	21,788
Band 46	70,003.823	8.95	626,534
Band 47	14,237.705	8.89	126,573
Band 56	10,865.127	12.84	139,508
	1,806,669.393		$ 16,531,003
ING Wells Fargo Small Cap Disciplined Portfolio -
Service 2 Class
Contracts in accumulation period:
Band 6	2,019.212	$ 9.19	$ 18,557
Band 8	744.422	9.13	6,797
Band 10	4,719.240	9.10	42,945
Band 14	2,918.149	9.00	26,263
Band 15	4,315.084	8.98	38,749
Band 17	279.175	8.93	2,493
Band 20	27,084.243	9.02	244,300
Band 46	5,007.966	8.89	44,521
	47,087.491		$ 424,625
ING Diversified International Fund - Class R
Contracts in accumulation period:
Band 35	2,310.128	$ 8.50	$ 19,636
Band 36	3,697.994	8.44	31,211
Band 38	11,076.412	8.43	93,374
Band 39	3,751.319	8.37	31,399
Band 40	3,227.468	8.33	26,885
	24,063.321		$ 202,505
ING American Century Small-Mid Cap Value
Portfolio - Service Class
Contracts in accumulation period:
Band 35	6,583.596	$ 15.24	$ 100,334
Band 36	2,949.882	15.00	44,248
Band 37	425.975	14.83	6,317
Band 38	109,588.280	16.27	1,783,001
Band 39	6,164.875	16.06	99,008
Band 40	1,125.312	15.91	17,904
	126,837.920		$ 2,050,812

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Baron Small Cap Growth Portfolio - Service Class
Contracts in accumulation period:
Band 2	6,472.606	$ 10.30	$ 66,668
Band 4	104,383.919	10.18	1,062,628
Band 5	18,262.587	10.15	185,365
Band 6	4,248,323.149	10.10	42,908,064
Band 7	1,123,724.357	10.08	11,327,142
Band 8	2,345,939.433	10.03	23,529,773
Band 9	259,385.057	10.01	2,596,444
Band 10	5,554,100.347	9.98	55,429,921
Band 11	832,913.448	9.96	8,295,818
Band 12	187,941.844	9.94	1,868,142
Band 13	1,928,884.247	9.91	19,115,243
Band 14	2,011,323.891	9.86	19,831,654
Band 15	2,034,794.222	9.84	20,022,375
Band 16	231,793.354	9.79	2,269,257
Band 17	2,187,158.837	9.77	21,368,542
Band 18	7,598.630	9.75	74,087
Band 19	56,177.761	9.70	544,924
Band 20	720,913.567	9.89	7,129,835
Band 21	132,835.089	9.82	1,304,441
Band 26	230,323.236	10.32	2,376,936
Band 27	44,118.547	10.17	448,686
Band 28	45,984.018	10.10	464,439
Band 29	120,965.367	10.08	1,219,331
Band 30	14,337.394	9.93	142,370
Band 31	12,737.629	9.86	125,593
Band 34	229.304	9.57	2,194
Band 35	69,799.284	14.72	1,027,445
Band 36	15,558.048	14.50	225,592
Band 37	4,931.858	14.33	70,674
Band 38	667,437.964	14.44	9,637,804
Band 39	206,769.709	14.25	2,946,468
Band 40	39,511.400	14.12	557,901
Band 41	17,483.572	9.94	173,787
Band 42	27,027.684	9.84	265,952
Band 43	97,848.421	9.77	955,979
Band 44	726.975	9.61	6,986
Band 45	13,062.654	9.54	124,618
Band 46	2,278,858.999	9.72	22,150,509
Band 47	327,597.629	9.65	3,161,317
Band 50	14,750.981	8.78	129,514
Band 52	14.478	8.89	129
Band 53	816.348	8.81	7,192
Band 54	1,316.436	8.72	11,479
Band 55	10,498.699	8.86	93,018
Band 56	342,130.408	8.34	2,853,368
Band 57	8,545.815	8.25	70,503
Band 58	1,075.335	8.21	8,829
Band 59	3,490.363	8.16	28,481

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Baron Small Cap Growth Portfolio - Service Class
(continued)
Band 60	3,622.315	$ 8.26	$ 29,920
	28,614,497.215		$ 288,247,337
ING Columbia Small Cap Value Portfolio - Service
Class
Contracts in accumulation period:
Band 2	8,445.180	$ 8.28	$ 69,926
Band 4	70,614.313	8.20	579,037
Band 5	18,636.878	8.19	152,636
Band 6	2,897,467.812	8.16	23,643,337
Band 7	562,710.054	8.14	4,580,460
Band 8	1,318,915.197	8.11	10,696,402
Band 9	113,610.570	8.10	920,246
Band 10	4,787,220.668	8.08	38,680,743
Band 11	604,419.095	8.07	4,877,662
Band 12	127,895.779	8.05	1,029,561
Band 13	1,385,993.638	8.04	11,143,389
Band 14	1,341,864.743	8.01	10,748,337
Band 15	1,440,440.327	7.99	11,509,118
Band 16	165,308.014	7.96	1,315,852
Band 17	1,462,453.796	7.95	11,626,508
Band 18	9,287.462	7.93	73,650
Band 19	25,827.801	7.90	204,040
Band 20	485,587.524	8.02	3,894,412
Band 21	95,296.211	7.98	760,464
Band 26	110,538.599	8.30	917,470
Band 27	47,161.472	8.20	386,724
Band 28	9,116.538	8.16	74,391
Band 29	234,663.437	8.14	1,910,160
Band 30	23,193.224	8.05	186,705
Band 31	864.914	8.01	6,928
Band 38	105,700.961	9.08	959,765
Band 41	6,841.108	8.05	55,071
Band 42	42,674.797	7.99	340,972
Band 43	59,451.947	7.95	472,643
Band 44	1,756.006	7.84	13,767
Band 45	2,027.369	7.80	15,813
Band 46	1,277,288.814	7.92	10,116,127
Band 47	357,068.100	7.87	2,810,126
Band 50	9,401.992	8.87	83,396
Band 51	744.100	8.77	6,526
Band 52	1,804.952	8.98	16,208
Band 53	1,730.757	8.90	15,404
Band 54	1,510.230	8.81	13,305
Band 55	8,776.313	8.95	78,548
Band 56	148,750.355	8.75	1,301,566
Band 57	5,114.092	8.65	44,237
Band 59	996.799	8.56	8,533
Band 60	781.706	8.67	6,777
	19,379,953.644		$ 156,346,942

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Davis New York Venture Portfolio - Service Class
Contracts in accumulation period:
Band 2	24,160.087	$ 9.04	$ 218,407
Band 4	157,888.885	8.94	1,411,527
Band 5	43,127.813	8.92	384,700
Band 6	3,902,576.713	8.89	34,693,907
Band 7	673,194.259	8.87	5,971,233
Band 8	2,116,674.284	8.83	18,690,234
Band 9	434,528.185	8.81	3,828,193
Band 10	7,644,431.049	8.80	67,270,993
Band 11	864,230.047	8.78	7,587,940
Band 12	150,346.627	8.76	1,317,036
Band 13	1,850,971.421	8.74	16,177,490
Band 14	2,428,355.890	8.70	21,126,696
Band 15	2,512,125.476	8.69	21,830,370
Band 16	300,132.050	8.65	2,596,142
Band 17	1,841,995.419	8.63	15,896,420
Band 18	8,079.228	8.61	69,562
Band 19	36,681.083	8.58	314,724
Band 20	531,824.735	8.72	4,637,512
Band 21	167,610.155	8.67	1,453,180
Band 25	19,136.592	9.07	173,569
Band 26	179,608.725	9.05	1,625,459
Band 27	142,321.701	8.94	1,272,356
Band 28	41,388.507	8.89	367,944
Band 29	49,033.379	8.87	434,926
Band 30	11,996.982	8.76	105,094
Band 31	10,586.645	8.70	92,104
Band 32	752.997	8.60	6,476
Band 34	391.203	8.47	3,313
Band 35	18,048.209	10.57	190,770
Band 36	6,060.940	10.40	63,034
Band 38	240,886.605	11.93	2,873,777
Band 39	22,766.409	11.77	267,961
Band 40	3,955.515	11.66	46,121
Band 41	126,712.128	8.76	1,109,998
Band 42	11,800.201	8.69	102,544
Band 43	135,598.205	8.63	1,170,213
Band 44	1,189.675	8.51	10,124
Band 45	10,151.482	8.45	85,780
Band 46	2,826,694.362	8.60	24,309,572
Band 47	276,908.235	8.54	2,364,796
Band 50	17,333.247	8.90	154,266
Band 51	7,449.526	8.81	65,630
Band 52	1,801.034	9.01	16,227
Band 54	6,502.075	8.84	57,478
Band 55	11,445.592	8.98	102,781
Band 56	511,757.077	8.26	4,227,113
Band 57	15,470.016	8.17	126,390
Band 59	13,794.812	8.08	111,462

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Davis New York Venture Portfolio - Service Class
(continued)
Band 60	751.934	$ 8.18	$ 6,151
	30,411,227.416		$ 267,019,695
ING JPMorgan Mid Cap Value Portfolio - Service Class
Contracts in accumulation period:
Band 2	711.232	$ 8.62	$ 6,131
Band 4	54,776.130	13.37	732,357
Band 5	170.763	14.28	2,438
Band 6	802,705.446	8.56	6,871,159
Band 7	161,751.709	14.11	2,282,317
Band 8	334,740.562	8.54	2,858,684
Band 9	86,333.644	13.95	1,204,354
Band 10	1,477,122.943	11.31	16,706,260
Band 11	270,471.691	8.52	2,304,419
Band 12	46,439.239	8.51	395,198
Band 13	182,345.056	13.73	2,503,598
Band 14	507,216.279	8.49	4,306,266
Band 15	388,926.889	13.57	5,277,738
Band 16	13,747.957	8.46	116,308
Band 17	510,957.966	8.46	4,322,704
Band 18	224.851	8.45	1,900
Band 19	8,463.519	10.93	92,506
Band 20	111,571.828	11.18	1,247,373
Band 21	44,138.753	11.09	489,499
Band 26	73,105.527	14.67	1,072,458
Band 27	57,973.040	14.33	830,754
Band 28	11,303.229	14.17	160,167
Band 29	58,828.172	14.11	830,066
Band 30	44,750.165	13.78	616,657
Band 31	22,817.350	13.62	310,772
Band 32	862.535	13.32	11,489
Band 34	1,972.701	12.96	25,566
Band 35	56,416.623	14.90	840,608
Band 36	23,661.918	14.67	347,120
Band 37	5,798.054	14.50	84,072
Band 38	237,314.399	14.14	3,355,626
Band 39	82,431.492	13.96	1,150,744
Band 40	18,999.518	13.82	262,573
Band 41	19,367.428	12.95	250,808
Band 42	19,359.526	12.79	247,608
Band 43	74,803.393	12.67	947,759
Band 44	371.082	10.91	4,049
Band 46	336,575.056	8.44	2,840,693
Band 47	18,745.309	8.42	157,836
Band 56	200,210.191	8.60	1,721,808
Band 57	9,902.890	8.52	84,373
Band 59	4,034.890	8.44	34,054
Band 60	1,418.659	8.53	12,101
	6,383,839.604		$ 67,920,970

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Legg Mason Partners Aggressive Growth
Portfolio - Service Class
Contracts in accumulation period:
Band 2	4,912.938	$ 10.72	$ 52,667
Band 4	14,432.501	10.55	152,263
Band 5	5,808.829	10.52	61,109
Band 6	917,443.913	10.45	9,587,289
Band 7	796,511.598	10.41	8,291,686
Band 8	407,951.508	10.35	4,222,298
Band 9	52,305.097	10.31	539,266
Band 10	1,187,831.683	10.28	12,210,910
Band 11	333,042.561	10.25	3,413,686
Band 12	59,475.642	10.22	607,841
Band 13	512,067.652	10.18	5,212,849
Band 14	1,394,251.234	10.12	14,109,822
Band 15	397,735.784	10.08	4,009,177
Band 16	67,363.854	10.02	674,986
Band 17	997,485.944	9.99	9,964,885
Band 18	2,831.083	9.95	28,169
Band 19	57,651.746	9.89	570,176
Band 20	814,326.639	10.15	8,265,415
Band 21	63,635.319	10.05	639,535
Band 26	35,599.339	10.75	382,693
Band 27	15,528.454	10.55	163,825
Band 28	2,129.174	10.45	22,250
Band 29	10,428.374	10.41	108,559
Band 30	18,986.271	10.21	193,850
Band 31	16,175.233	10.12	163,693
Band 34	3,949.464	9.71	38,349
Band 35	5,409.428	10.04	54,311
Band 36	1,294.755	9.95	12,883
Band 37	4,446.878	10.65	47,359
Band 38	32,358.317	9.92	320,995
Band 39	8,605.557	9.83	84,593
Band 40	38,808.556	9.76	378,772
Band 41	13,740.584	10.22	140,429
Band 42	4,448.143	10.09	44,882
Band 43	13,476.824	9.99	134,633
Band 44	451.842	8.96	4,049
Band 46	467,004.848	8.82	4,118,983
Band 47	38,885.263	8.76	340,635
Band 52	1,800.031	8.26	14,868
Band 56	1,234.423	8.23	10,159
Band 57	1,893.170	8.14	15,410
	8,823,720.453		$ 89,410,209

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Oppenheimer Global Portfolio - Initial Class
Contracts in accumulation period:
Band 4	17,773.492	$ 11.97	$ 212,749
Band 7	5,129.715	11.86	60,838
Band 9	35,270.821	11.77	415,138
Band 10	11,955.823	11.74	140,361
Band 13	4,173.835	11.66	48,667
Band 15	17,878.064	11.58	207,028
Band 20	2,809.815	11.63	32,678
Band 21	6,491.676	11.55	74,979
Band 26	111,642.705	12.14	1,355,342
Band 27	53,881.400	11.97	644,960
Band 28	20,243.015	11.88	240,487
Band 29	33,373.786	11.86	395,813
Band 30	17,301.287	11.69	202,252
Band 31	22,898.655	11.60	265,624
Band 35	107,024.562	12.26	1,312,121
Band 36	6,985.514	12.14	84,804
Band 37	1,259.802	12.06	15,193
Band 38	90,723.841	12.11	1,098,666
Band 39	19,418.812	12.00	233,026
Band 40	10,984.377	11.91	130,824
Band 41	2,396.074	11.69	28,010
Band 42	6,136.723	11.58	71,063
Band 43	12,663.577	11.50	145,631
	618,417.371		$ 7,416,254
ING Oppenheimer Global Portfolio - Service Class
Contracts in accumulation period:
Band 2	3,666.592	$ 11.96	$ 43,852
Band 4	88,906.837	14.24	1,266,033
Band 5	16,521.760	13.52	223,374
Band 6	1,635,219.773	11.73	19,181,128
Band 7	212,510.894	13.36	2,839,146
Band 8	726,173.068	11.65	8,459,916
Band 9	140,375.541	13.21	1,854,361
Band 10	1,695,188.280	11.82	20,037,125
Band 11	216,076.675	11.57	2,500,007
Band 12	57,060.853	11.54	658,482
Band 13	400,384.179	13.00	5,204,994
Band 14	604,812.015	11.46	6,931,146
Band 15	797,167.251	12.85	10,243,599
Band 16	55,362.252	11.37	629,469
Band 17	670,415.771	11.35	7,609,219
Band 18	17,396.260	11.32	196,926
Band 19	32,074.996	11.41	365,976
Band 20	222,438.055	11.68	2,598,076
Band 21	84,777.704	11.58	981,726
Band 26	170,424.225	13.89	2,367,192

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Oppenheimer Global Portfolio - Service Class
(continued)
Band 27	24,951.133	$ 13.57	$ 338,587
Band 28	15,715.348	13.41	210,743
Band 29	133,706.915	13.36	1,786,324
Band 30	14,528.015	13.05	189,591
Band 31	5,828.902	12.90	75,193
Band 34	440.228	12.27	5,402
Band 35	160,556.497	14.11	2,265,452
Band 36	36,970.417	13.89	513,519
Band 37	26,385.122	13.73	362,268
Band 38	612,787.533	15.14	9,277,603
Band 39	170,445.940	14.94	2,546,462
Band 40	90,622.394	14.80	1,341,211
Band 41	17,045.983	13.80	235,235
Band 42	4,027.855	13.62	54,859
Band 43	35,201.697	13.49	474,871
Band 44	788.675	11.67	9,204
Band 45	6,555.157	11.47	75,188
Band 46	686,776.296	11.29	7,753,704
Band 47	103,452.792	11.21	1,159,706
Band 50	4,608.011	9.68	44,606
Band 51	3,825.644	9.58	36,650
Band 52	587.339	9.80	5,756
Band 55	306.828	9.77	2,998
Band 56	167,943.859	8.52	1,430,882
Band 60	475.245	8.44	4,011
	10,171,486.806		$ 124,391,772
ING Oppenheimer Strategic Income Portfolio - Service
Class
Contracts in accumulation period:
Band 35	210,339.436	$ 11.80	$ 2,482,005
Band 36	33,042.670	11.69	386,269
Band 37	7,385.274	11.61	85,743
Band 38	379,502.202	11.66	4,424,996
Band 39	73,244.300	11.55	845,972
Band 40	28,067.059	11.47	321,929
	731,580.941		$ 8,546,914
ING PIMCO Total Return Portfolio - Service Class
Contracts in accumulation period:
Band 35	153,920.668	$ 14.46	$ 2,225,693
Band 36	18,209.790	14.24	259,307
Band 37	4,159.309	14.07	58,521
Band 38	425,757.514	13.12	5,585,939
Band 39	63,013.019	12.95	816,019
Band 40	53,328.247	12.82	683,668
	718,388.547		$ 9,629,147

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Solution 2015 Portfolio - Service Class
Contracts in accumulation period:
Band 35	52,847.890	$ 10.78	$ 569,700
Band 36	3,104.929	10.68	33,161
Band 37	29,920.950	10.60	317,162
Band 38	1,144,939.787	10.65	12,193,609
Band 39	246,961.995	10.55	2,605,449
Band 40	118,496.673	10.48	1,241,845
	1,596,272.224		$ 16,960,926
ING Solution 2025 Portfolio - Service Class
Contracts in accumulation period:
Band 35	91,148.536	$ 10.41	$ 948,856
Band 36	3,398.445	10.31	35,038
Band 37	822.245	10.24	8,420
Band 38	1,275,367.096	10.29	13,123,527
Band 39	155,852.366	10.19	1,588,136
Band 40	113,232.954	10.12	1,145,917
	1,639,821.642		$ 16,849,894
ING Solution 2035 Portfolio - Service Class
Contracts in accumulation period:
Band 35	7,997.588	$ 10.47	$ 83,735
Band 36	23,352.436	10.37	242,165
Band 38	754,226.835	10.35	7,806,248
Band 39	112,750.913	10.25	1,155,697
Band 40	171,759.418	10.18	1,748,511
	1,070,087.190		$ 11,036,356
ING Solution 2045 Portfolio - Service Class
Contracts in accumulation period:
Band 35	8,777.254	$ 10.43	$ 91,547
Band 38	57,858.314	10.31	596,519
Band 39	18,715.226	10.22	191,270
Band 40	49,727.369	10.14	504,236
	135,078.163		$ 1,383,572
ING Solution Income Portfolio - Service Class
Contracts in accumulation period:
Band 35	19,233.060	$ 11.07	$ 212,910
Band 36	5,285.267	10.97	57,979
Band 38	432,936.354	10.94	4,736,324
Band 39	79,767.685	10.84	864,682
Band 40	97,304.558	10.76	1,046,997
	634,526.924		$ 6,918,892

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING T. Rowe Price Diversified Mid Cap Growth
Portfolio - Service Class
Contracts in accumulation period:
Band 35	53,994.869	$ 11.36	$ 613,382
Band 36	9,367.372	11.18	104,727
Band 37	3,440.113	11.04	37,979
Band 38	468,960.138	13.67	6,410,685
Band 39	118,036.487	13.50	1,593,493
Band 40	26,312.786	13.37	351,802
	680,111.765		$ 9,112,068
ING T. Rowe Price Growth Equity Portfolio - Service
Class
Contracts in accumulation period:
Band 2	1,376.134	$ 8.22	$ 11,312
Band 4	23,558.798	8.16	192,240
Band 5	10,501.519	8.15	85,587
Band 6	1,909,257.157	8.13	15,522,261
Band 7	703,912.921	8.12	5,715,773
Band 8	1,055,200.733	8.10	8,547,126
Band 9	134,529.601	8.09	1,088,344
Band 10	2,291,739.379	8.08	18,517,254
Band 11	516,453.172	8.06	4,162,613
Band 12	80,479.675	8.05	647,861
Band 13	674,878.602	8.04	5,426,024
Band 14	1,015,681.202	8.02	8,145,763
Band 15	987,671.034	8.01	7,911,245
Band 16	100,528.738	7.99	803,225
Band 17	741,997.505	7.98	5,921,140
Band 18	1,124.189	7.97	8,960
Band 19	37,103.487	7.94	294,602
Band 20	274,869.296	8.03	2,207,200
Band 21	32,017.509	8.00	256,140
Band 26	31,553.498	8.23	259,685
Band 27	13,894.088	8.16	113,376
Band 28	9,175.017	8.13	74,593
Band 29	59,664.610	8.12	484,477
Band 30	16,687.970	8.05	134,338
Band 31	3,578.258	8.02	28,698
Band 35	91,392.719	11.03	1,008,062
Band 36	16,647.317	10.86	180,790
Band 37	13,333.527	10.73	143,069
Band 38	258,179.018	12.83	3,312,437
Band 39	47,044.335	12.67	596,052
Band 40	13,493.794	12.54	169,212
Band 41	9,625.963	8.06	77,585
Band 42	1,667.512	8.01	13,357
Band 43	28,047.249	7.98	223,817
Band 45	1,381.418	7.87	10,872
Band 46	556,709.636	7.96	4,431,409

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING T. Rowe Price Growth Equity Portfolio - Service
Class (continued)
Band 47	39,025.153	$ 7.92	$ 309,079
Band 50	960.396	8.04	7,722
Band 52	737.081	8.12	5,985
Band 56	68,297.975	8.47	578,484
Band 59	1,706.440	8.29	14,146
Band 60	1,141.623	8.39	9,578
	11,876,825.248		$ 97,651,493
ING Templeton Foreign Equity Portfolio - Service Class
Contracts in accumulation period:
Band 2	10,215.493	$ 9.82	$ 100,316
Band 3	4,110.236	9.69	39,828
Band 4	101,896.950	9.73	991,457
Band 5	24,208.296	9.71	235,063
Band 6	2,884,424.571	9.67	27,892,386
Band 7	1,511,460.106	9.65	14,585,590
Band 8	2,166,833.602	9.62	20,844,939
Band 9	191,584.706	9.60	1,839,213
Band 10	4,275,235.602	9.58	40,956,757
Band 11	780,778.863	9.56	7,464,246
Band 12	140,509.558	9.55	1,341,866
Band 13	1,636,070.110	9.53	15,591,748
Band 14	3,151,373.210	9.49	29,906,532
Band 15	1,737,933.385	9.47	16,458,229
Band 16	205,052.340	9.44	1,935,694
Band 17	2,239,074.751	9.42	21,092,084
Band 18	6,725.116	9.40	63,216
Band 19	181,697.106	9.37	1,702,502
Band 20	994,252.257	9.51	9,455,339
Band 21	103,342.492	9.46	977,620
Band 26	146,123.327	9.83	1,436,392
Band 27	37,323.505	9.73	363,158
Band 28	24,870.641	9.67	240,499
Band 29	73,996.340	9.65	714,065
Band 30	20,599.975	9.54	196,524
Band 31	21,982.661	9.49	208,615
Band 33	290.284	9.32	2,705
Band 35	55,311.746	8.24	455,769
Band 36	1,050.129	8.21	8,622
Band 37	5,983.515	8.18	48,945
Band 38	293,112.189	10.46	3,065,953
Band 39	54,867.840	8.17	448,270
Band 40	60,190.234	8.15	490,550
Band 41	13,339.449	9.55	127,392
Band 42	22,136.695	9.48	209,856
Band 43	64,226.843	9.42	605,017

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Templeton Foreign Equity Portfolio - Service Class
(continued)
Band 45	3,772.996	$ 9.25	$ 34,900
Band 46	1,550,533.150	9.39	14,559,506
Band 47	256,478.229	9.33	2,392,942
Band 50	895.612	10.18	9,117
Band 51	774.744	10.07	7,802
Band 55	8,592.655	10.27	88,247
Band 56	247,823.939	7.84	1,942,940
Band 57	10,578.903	7.76	82,092
Band 58	1,150.202	7.72	8,880
Band 59	894.003	7.67	6,857
Band 60	3,431.342	7.77	26,662
	25,327,109.898		$ 241,256,902
ING Thornburg Value Portfolio - Initial Class
Contracts in accumulation period:
Band 4	5,698.829	$ 12.46	$ 71,007
Band 7	110.757	8.88	984
Band 9	11,913.285	8.77	104,480
Band 10	415.885	11.01	4,579
Band 13	8,511.912	8.62	73,373
Band 15	9,568.932	8.51	81,432
Band 21	1,096.349	10.79	11,830
Band 26	21,519.237	9.27	199,483
Band 27	41,384.735	9.03	373,704
Band 28	17,214.571	8.92	153,554
Band 29	18,488.995	8.88	164,182
Band 30	7,285.454	8.65	63,019
Band 31	15,748.218	8.54	134,490
Band 41	710.109	12.07	8,571
Band 43	2,879.389	11.81	34,006
	162,546.657		$ 1,478,694
ING Thornburg Value Portfolio - Service Class
Contracts in accumulation period:
Band 4	3,996.674	$ 10.20	$ 40,766
Band 6	40,540.690	10.15	411,488
Band 7	36,914.314	10.13	373,942
Band 8	34,638.832	10.09	349,506
Band 9	3,510.840	10.08	35,389
Band 10	90,886.291	10.06	914,316
Band 11	28,869.904	10.04	289,854
Band 12	4,261.338	10.02	42,699
Band 13	42,576.253	10.01	426,188
Band 14	58,759.369	9.97	585,831
Band 15	25,007.578	9.96	249,075
Band 16	4,863.214	9.92	48,243
Band 17	31,850.768	9.90	315,323
Band 18	1,014.617	9.89	10,035
Band 19	6,627.359	9.85	65,279
Band 20	21,231.324	9.99	212,101

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Thornburg Value Portfolio - Service Class
(continued)
Band 21	252.477	$ 9.94	$ 2,510
Band 35	45,639.441	10.25	467,804
Band 36	4,595.539	10.08	46,323
Band 37	3,948.696	9.96	39,329
Band 38	132,960.683	13.11	1,743,115
Band 39	33,573.726	12.95	434,780
Band 40	2,547.332	12.82	32,657
Band 46	38,877.828	9.87	383,724
Band 47	11,285.648	9.82	110,825
Band 51	2,928.760	9.91	29,024
Band 55	5,656.317	10.10	57,129
	717,815.812		$ 7,717,255
ING UBS U.S. Large Cap Equity Portfolio - Service
Class
Contracts in accumulation period:
Band 2	2,301.982	$ 9.81	$ 22,582
Band 4	30,917.474	10.43	322,469
Band 5	327.962	9.67	3,171
Band 6	92,506.539	9.63	890,838
Band 7	20,893.086	10.31	215,408
Band 8	62,605.343	9.56	598,507
Band 9	5,905.015	10.22	60,349
Band 10	71,833.073	10.19	731,979
Band 11	10,929.705	9.49	103,723
Band 12	4,589.383	9.47	43,461
Band 13	33,027.887	10.10	333,582
Band 14	15,456.890	9.40	145,295
Band 15	38,475.569	10.01	385,140
Band 16	1,240.347	9.33	11,572
Band 17	55,622.485	9.31	517,845
Band 20	7,415.995	10.07	74,679
Band 21	19,672.835	9.98	196,335
Band 26	6,192.902	10.61	65,707
Band 27	615.833	10.42	6,417
Band 28	2,194.033	10.33	22,664
Band 29	4,902.661	10.30	50,497
Band 30	352.465	10.13	3,570
Band 31	633.504	10.04	6,360
Band 35	17,623.246	9.88	174,118
Band 37	18,397.676	9.60	176,618
Band 38	48,369.556	12.05	582,853
Band 39	8,414.481	11.89	100,048
Band 40	6,162.502	11.78	72,594
Band 41	9,493.873	10.13	96,173
Band 42	995.189	10.02	9,972
Band 43	7,819.000	9.93	77,643
Band 46	28,517.100	9.27	264,354
Band 47	14,871.010	9.20	136,813
	649,276.601		$ 6,503,336

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Van Kampen Comstock Portfolio - Service Class
Contracts in accumulation period:
Band 2	2,190.998	$ 9.43	$ 20,661
Band 4	129,999.415	11.49	1,493,693
Band 5	20,196.095	10.97	221,551
Band 6	2,202,640.090	10.89	23,986,751
Band 7	304,404.096	10.85	3,302,784
Band 8	896,353.179	10.76	9,644,760
Band 9	191,338.027	10.72	2,051,144
Band 10	2,361,639.539	10.68	25,222,310
Band 11	249,815.131	10.64	2,658,033
Band 12	378,272.202	10.60	4,009,685
Band 13	443,852.990	10.55	4,682,649
Band 14	830,175.234	9.75	8,094,209
Band 15	1,474,475.039	10.43	15,378,775
Band 16	61,208.126	8.79	538,019
Band 17	1,007,576.576	9.64	9,713,038
Band 18	2,629.563	8.93	23,482
Band 19	16,496.564	9.40	155,068
Band 20	2,199,381.245	10.51	23,115,497
Band 21	97,602.035	9.54	931,123
Band 26	190,918.075	11.27	2,151,647
Band 27	97,170.629	11.01	1,069,849
Band 28	24,045.601	10.89	261,857
Band 29	100,990.576	10.84	1,094,738
Band 30	47,130.141	10.59	499,108
Band 31	22,655.343	10.47	237,201
Band 32	1,288.931	10.24	13,199
Band 34	5,525.578	9.96	55,035
Band 35	54,754.636	11.45	626,941
Band 36	20,559.112	11.27	231,701
Band 37	16,919.306	11.14	188,481
Band 38	265,009.808	12.18	3,227,819
Band 39	68,611.669	12.02	824,712
Band 40	10,224.722	11.90	121,674
Band 41	50,920.751	11.14	567,257
Band 42	11,204.346	10.99	123,136
Band 43	92,293.489	10.89	1,005,076
Band 44	2,165.504	9.47	20,507
Band 45	6,839.900	9.31	63,679
Band 46	1,698,305.272	8.72	14,809,222
Band 47	69,884.359	8.84	617,778
Band 50	1,073.890	8.49	9,117
Band 55	1,839.536	8.57	15,765
Band 56	136,837.323	8.33	1,139,855
Band 57	9,071.167	8.24	74,746
	15,876,485.808		$ 164,293,332

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Van Kampen Equity and Income Portfolio - Initial
Class
Contracts in accumulation period:
Band 35	169,378.960	$ 11.63	$ 1,969,877
Band 36	7,451.097	11.52	85,837
Band 37	5,415.621	11.44	61,955
Band 38	11,060.899	11.49	127,090
Band 39	8,846.519	11.39	100,762
	202,153.096		$ 2,345,521
ING Van Kampen Equity and Income Portfolio -
Service Class
Contracts in accumulation period:
Band 2	7,883.962	$ 11.36	$ 89,562
Band 4	113,621.695	11.23	1,275,972
Band 5	30,430.599	11.20	340,823
Band 6	2,591,371.209	11.15	28,893,789
Band 7	864,370.585	11.12	9,611,801
Band 8	916,528.877	11.07	10,145,975
Band 9	226,148.031	11.04	2,496,674
Band 10	3,059,374.827	11.01	33,683,717
Band 11	686,959.807	10.99	7,549,688
Band 12	222,360.191	10.96	2,437,068
Band 13	979,825.506	10.94	10,719,291
Band 14	1,395,112.761	10.88	15,178,827
Band 15	1,088,308.225	10.86	11,819,027
Band 16	153,099.743	10.80	1,653,477
Band 17	988,592.611	10.78	10,657,028
Band 18	9,725.390	10.75	104,548
Band 19	66,180.791	10.70	708,134
Band 20	545,404.969	10.91	5,950,368
Band 21	92,793.378	10.83	1,004,952
Band 25	9,772.607	9.60	93,817
Band 26	222,056.885	11.39	2,529,228
Band 27	89,492.745	11.22	1,004,109
Band 28	30,725.819	11.14	342,286
Band 29	102,769.850	11.12	1,142,801
Band 30	35,620.910	10.96	390,405
Band 31	12,316.372	10.88	134,002
Band 32	6,060.712	10.73	65,031
Band 35	211,728.474	11.76	2,489,927
Band 36	46,753.046	11.57	540,933
Band 37	35,837.140	11.43	409,619
Band 38	675,825.565	13.99	9,454,800
Band 39	88,651.545	13.81	1,224,278
Band 40	90,006.009	13.67	1,230,382
Band 41	6,396.969	10.96	70,111
Band 42	590.122	10.86	6,409
Band 43	52,944.202	10.78	570,738
Band 45	2,887.567	10.52	30,377
Band 46	901,366.681	10.73	9,671,664

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Van Kampen Equity and Income Portfolio -
Service Class (continued)
Band 47	139,616.484	$ 10.65	$ 1,486,916
Band 49	97,968.511	9.12	893,473
Band 50	279.394	8.73	2,439
Band 51	825.513	8.66	7,149
Band 53	1,813.879	8.76	15,890
Band 56	135,518.974	9.28	1,257,616
Band 57	16,958.779	9.17	155,512
Band 58	1,642.934	9.13	15,000
	17,054,520.845		$ 189,555,633
ING Strategic Allocation Conservative Portfolio -
Class S
Contracts in accumulation period:
Band 35	14,294.846	$ 13.35	$ 190,836
Band 36	16,592.636	13.22	219,355
Band 38	59,209.312	13.19	780,971
Band 39	12,318.966	13.07	161,009
Band 40	83.617	12.97	1,085
	102,499.377		$ 1,353,256
ING Strategic Allocation Growth Portfolio - Class S
Contracts in accumulation period:
Band 35	5,209.589	$ 14.25	$ 74,237
Band 37	600.556	14.02	8,420
Band 38	14,006.793	14.08	197,216
Band 39	8,665.561	13.95	120,885
Band 40	13,598.470	13.85	188,339
	42,080.969		$ 589,097
ING Strategic Allocation Moderate Portfolio - Class S
Contracts in accumulation period:
Band 35	9,881.056	$ 13.81	$ 136,457
Band 36	3,954.885	13.68	54,103
Band 37	2,897.270	13.59	39,374
Band 38	14,950.854	13.65	204,079
Band 39	8,763.446	13.52	118,482
Band 40	7,766.699	13.43	104,307
	48,214.210		$ 656,802
ING Growth and Income Portfolio - Class I
Contracts in accumulation period:
Band 22	590.716	$ 7.89	$ 4,661
Band 23	13,240.305	7.87	104,201
	13,831.021		$ 108,862

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Growth and Income Portfolio - Class S
Contracts in accumulation period:
Band 2	28,430.989	$ 7.89	$ 224,321
Band 3	4,188.323	8.79	36,815
Band 4	179,700.278	7.85	1,410,647
Band 5	400,179.473	7.84	3,137,407
Band 6	5,796,850.212	7.82	45,331,369
Band 7	6,354,228.136	7.82	49,690,064
Band 8	2,466,114.206	7.80	19,235,691
Band 9	1,146,209.540	7.79	8,928,972
Band 10	5,516,323.659	7.78	42,916,998
Band 11	3,437,047.920	7.77	26,705,862
Band 12	2,512,614.183	7.77	19,523,012
Band 13	5,220,432.428	7.76	40,510,556
Band 14	7,919,871.291	7.74	61,299,804
Band 15	1,432,459.014	7.73	11,072,908
Band 16	301,735.484	7.71	2,326,381
Band 17	3,888,232.014	7.71	29,978,269
Band 18	176,851.966	7.70	1,361,760
Band 19	443,527.444	7.68	3,406,291
Band 20	3,239,497.454	7.75	25,106,105
Band 21	781,648.148	7.72	6,034,324
Band 24	243.158	7.98	1,940
Band 25	96,047.848	8.84	849,063
Band 26	1,371,536.859	7.90	10,835,141
Band 27	536,639.466	7.85	4,212,620
Band 28	234,733.829	7.82	1,835,619
Band 29	980,062.927	7.82	7,664,092
Band 30	505,909.756	7.76	3,925,860
Band 31	365,488.711	7.74	2,828,883
Band 34	1,822.304	7.63	13,904
Band 35	255,789.713	13.34	3,412,235
Band 36	17,392.188	13.16	228,881
Band 37	12,341.285	13.03	160,807
Band 38	319,762.855	12.51	4,000,233
Band 39	36,826.090	12.35	454,802
Band 40	24,450.923	12.23	299,035
Band 41	48,326.476	7.77	375,497
Band 42	11,849.832	7.73	91,599
Band 43	78,125.332	7.71	602,346
Band 44	583.952	7.65	4,467
Band 45	6,183.694	7.62	47,120
Band 46	1,590,312.139	7.69	12,229,500
Band 47	185,965.936	7.66	1,424,499
Band 50	449.831	8.33	3,747
Band 51	1,608.162	8.29	13,332
Band 52	307.774	8.38	2,579
Band 54	3,531.157	8.30	29,309
Band 56	20,311.861	8.42	171,026
	57,952,746.220		$ 453,955,692

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING GET U.S. Core Portfolio - Series 5
Contracts in accumulation period:
Band 6	5,306.511	$ 10.46	$ 55,506
Band 9	12,668.435	10.34	130,992
Band 10	166,345.660	10.31	1,715,024
Band 13	286.448	10.22	2,927
Band 15	47,441.750	10.14	481,059
Band 20	14,686.396	10.19	149,654
Band 21	62,315.591	10.11	630,011
Band 26	218,409.806	10.72	2,341,353
Band 27	84,882.998	10.54	894,667
Band 28	21,863.074	10.45	228,469
Band 29	416,300.519	10.42	4,337,851
Band 30	259,125.298	10.24	2,653,443
Band 31	60,681.167	10.16	616,521
Band 38	5,465.720	10.69	58,429
Band 39	2,205.401	10.57	23,311
	1,377,984.774		$ 14,319,217
ING GET U.S. Core Portfolio - Series 6
Contracts in accumulation period:
Band 6	2,083.244	$ 10.23	$ 21,312
Band 9	37,440.400	10.12	378,897
Band 10	38,371.274	10.10	387,550
Band 12	1,472.044	10.04	14,779
Band 13	10,612.229	10.02	106,335
Band 15	44,475.237	9.94	442,084
Band 19	2,766.372	9.78	27,055
Band 20	2,768.175	9.99	27,654
Band 21	55,420.419	9.91	549,216
Band 26	292,974.490	10.48	3,070,373
Band 27	87,940.688	10.31	906,668
Band 28	90,047.557	10.23	921,187
Band 29	491,693.637	10.20	5,015,275
Band 30	128,179.244	10.04	1,286,920
Band 31	90,605.292	9.96	902,429
Band 38	30,966.714	10.46	323,912
Band 39	3,077.961	10.35	31,857
Band 45	707.837	9.61	6,802
	1,411,602.814		$ 14,420,305

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING GET U.S. Core Portfolio - Series 7
Contracts in accumulation period:
Band 6	290.312	$ 10.16	$ 2,950
Band 9	63,562.802	10.06	639,442
Band 10	27,680.510	10.03	277,636
Band 13	5,506.583	9.96	54,846
Band 15	26,445.320	9.88	261,280
Band 20	7,267.375	9.93	72,165
Band 21	32,044.062	9.86	315,954
Band 26	163,025.916	10.40	1,695,470
Band 27	36,000.336	10.24	368,643
Band 28	6,050.572	10.16	61,474
Band 29	492,889.449	10.13	4,992,970
Band 30	91,285.729	9.98	911,032
Band 31	79,274.006	9.90	784,813
Band 33	701.526	9.66	6,777
Band 44	688.148	9.65	6,641
	1,032,712.646		$ 10,452,093
ING GET U.S. Core Portfolio - Series 8
Contracts in accumulation period:
Band 6	206.677	$ 10.22	$ 2,112
Band 9	2,591.889	10.12	26,230
Band 10	58,166.783	10.09	586,903
Band 13	304.236	10.02	3,048
Band 15	3,198.558	9.94	31,794
Band 21	15,142.954	9.92	150,218
Band 26	133,076.724	10.44	1,389,321
Band 27	38,737.354	10.29	398,607
Band 28	20,650.090	10.21	210,837
Band 29	197,363.239	10.19	2,011,131
Band 30	36,814.930	10.04	369,622
Band 31	31,345.506	9.96	312,201
Band 35	287.178	10.54	3,027
Band 38	5,043.904	10.42	52,557
	542,930.022		$ 5,547,608

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING GET U.S. Core Portfolio - Series 9
Contracts in accumulation period:
Band 9	4,089.482	$ 10.08	$ 41,222
Band 10	14,386.672	10.06	144,730
Band 13	1,495.143	9.99	14,936
Band 15	578.769	9.92	5,741
Band 20	4,080.531	9.96	40,642
Band 21	988.404	9.89	9,775
Band 26	127,288.048	10.38	1,321,250
Band 27	103,224.130	10.24	1,057,015
Band 28	73,937.781	10.17	751,947
Band 29	121,814.095	10.15	1,236,413
Band 30	10,802.235	10.01	108,130
Band 31	28,289.257	9.94	281,195
Band 39	12,859.894	10.27	132,071
	503,834.441		$ 5,145,067
ING GET U.S. Core Portfolio - Series 10
Contracts in accumulation period:
Band 9	14,069.107	$ 9.92	$ 139,566
Band 10	44,828.791	9.90	443,805
Band 13	13,228.180	9.84	130,165
Band 15	397.769	9.77	3,886
Band 20	3,175.170	9.81	31,148
Band 21	301.477	9.75	2,939
Band 26	63,159.101	10.21	644,854
Band 27	2,826.987	10.07	28,468
Band 28	59.432	10.01	595
Band 29	95,548.018	9.98	953,569
Band 30	12,138.530	9.85	119,565
Band 31	146,881.996	9.79	1,437,975
Band 35	14,892.423	10.30	153,392
	411,506.981		$ 4,089,927
ING GET U.S. Core Portfolio - Series 11
Contracts in accumulation period:
Band 9	13,141.882	$ 10.10	$ 132,733
Band 10	31,098.431	10.08	313,472
Band 13	2,941.876	10.02	29,478
Band 15	50,628.763	9.96	504,262
Band 21	62,551.065	9.94	621,758
Band 26	92,364.677	10.38	958,745
Band 27	72,743.804	10.25	745,624
Band 28	12,071.914	10.18	122,892
Band 29	66,918.473	10.16	679,892
Band 30	147,968.311	10.04	1,485,602
Band 31	11,191.315	9.97	111,577
Band 39	1.328	10.27	14
Band 44	1,300.571	9.77	12,707
	564,922.410		$ 5,718,756

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING GET U.S. Core Portfolio - Series 12
Contracts in accumulation period:
Band 9	7,553.713	$ 10.08	$ 76,141
Band 10	16,597.042	10.06	166,966
Band 13	434.037	10.00	4,340
Band 15	3,145.354	9.94	31,265
Band 21	6,015.915	9.92	59,678
Band 26	10,004.643	10.33	103,348
Band 27	40,352.564	10.21	412,000
Band 29	100,574.861	10.13	1,018,823
Band 30	30,503.366	10.02	305,644
Band 31	3,840.495	9.96	38,251
Band 34	1,611.445	9.71	15,647
	220,633.435		$ 2,232,103
ING GET U.S. Core Portfolio - Series 13
Contracts in accumulation period:
Band 9	5,366.558	$ 9.94	$ 53,344
Band 10	2,623.053	9.93	26,047
Band 15	6,901.660	9.82	67,774
Band 26	644,619.132	10.17	6,555,777
Band 27	475,017.774	10.07	4,783,429
Band 28	306,027.145	10.01	3,063,332
Band 29	88,477.380	9.99	883,889
Band 30	20,646.072	9.89	204,190
Band 31	17,356.940	9.83	170,619
	1,567,035.714		$ 15,808,401
ING GET U.S. Core Portfolio - Series 14
Contracts in accumulation period:
Band 9	223,450.858	$ 10.00	$ 2,234,509
Band 10	8,202.043	9.99	81,938
Band 13	87,893.757	9.94	873,664
Band 14	11,136.351	9.91	110,361
Band 15	64,940.240	9.89	642,259
Band 19	1,477.135	9.80	14,476
Band 21	2,936.741	9.88	29,015
Band 26	1,646,495.252	10.20	16,794,252
Band 27	1,125,056.075	10.11	11,374,317
Band 28	570,262.503	10.06	5,736,841
Band 29	367,222.659	10.05	3,690,588
Band 30	343,841.980	9.95	3,421,228
Band 31	36,839.413	9.91	365,079
Band 34	238.563	9.72	2,319
	4,489,993.570		$ 45,370,846

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING BlackRock Science and Technology Opportunities
Portfolio - Class S
Contracts in accumulation period:
Band 2	9,479.170	$ 9.85	$ 93,370
Band 4	67,035.377	9.81	657,617
Band 5	21,222.226	9.80	207,978
Band 6	2,801,526.799	9.78	27,398,932
Band 7	1,682,917.317	9.78	16,458,931
Band 8	2,021,361.469	9.76	19,728,488
Band 9	117,721.194	9.75	1,147,782
Band 10	3,822,702.105	9.74	37,233,119
Band 11	817,124.781	9.73	7,950,624
Band 12	220,402.397	9.73	2,144,515
Band 13	1,517,673.642	9.72	14,751,788
Band 14	2,338,893.010	9.70	22,687,262
Band 15	1,620,778.871	9.69	15,705,347
Band 16	209,930.867	9.68	2,032,131
Band 17	2,115,655.993	9.67	20,458,393
Band 18	15,180.634	9.66	146,645
Band 19	74,814.021	9.64	721,207
Band 20	913,439.882	9.71	8,869,501
Band 21	128,597.783	9.68	1,244,827
Band 25	1,082.939	9.87	10,689
Band 26	38,668.439	9.86	381,271
Band 27	10,449.864	9.81	102,513
Band 28	3,608.130	9.78	35,288
Band 29	168,045.153	9.78	1,643,482
Band 30	8,547.691	9.73	83,169
Band 31	4,612.321	9.70	44,740
Band 33	566.074	9.62	5,446
Band 35	15,671.047	14.51	227,387
Band 36	4,788.443	14.37	68,810
Band 37	11,429.990	14.27	163,106
Band 38	198,179.769	14.34	2,841,898
Band 39	26,006.105	14.20	369,287
Band 40	27,723.322	14.10	390,899
Band 41	24,129.598	9.73	234,781
Band 42	17,150.683	9.69	166,190
Band 43	27,664.483	9.67	267,516
Band 45	11,796.237	9.58	113,008
Band 46	1,329,604.751	9.65	12,830,686
Band 47	183,442.550	9.63	1,766,552
Band 50	298.233	9.72	2,899
Band 51	485.428	9.67	4,694
Band 52	2,454.174	9.78	24,002
Band 55	11,080.566	9.76	108,146
Band 56	155,101.496	9.83	1,524,648
Band 57	22,105.675	9.74	215,309
Band 59	992.718	9.64	9,570
Band 60	987.235	9.75	9,626
	22,823,130.652		$ 223,284,069

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Dow Jones Euro STOXX 50 Index Portfolio -
Class A
Contracts in accumulation period:
Band 4	1,283.685	$ 9.81	$ 12,593
Band 6	7,459.261	9.81	73,175
Band 7	4,082.661	9.81	40,051
Band 8	1,961.263	9.81	19,240
Band 9	1,521.254	9.81	14,924
Band 10	6,282.354	9.81	61,630
Band 11	5,066.873	9.80	49,655
Band 12	455.208	9.80	4,461
Band 13	1,770.435	9.80	17,350
Band 14	11,617.236	9.80	113,849
Band 15	1,622.996	9.80	15,905
Band 17	2,198.394	9.80	21,544
Band 19	2,813.665	9.79	27,546
Band 20	4,104.114	9.80	40,220
Band 29	36.979	9.81	363
Band 46	7,999.313	9.79	78,313
Band 56	1,795.520	9.82	17,632
	62,071.211		$ 608,451
ING FTSE 100 Index Portfolio - Class A
Contracts in accumulation period:
Band 4	498.489	$ 10.27	$ 5,119
Band 6	5,674.025	10.26	58,215
Band 7	6,841.660	10.26	70,195
Band 8	5,356.496	10.26	54,958
Band 10	4,459.883	10.26	45,758
Band 11	4,770.869	10.26	48,949
Band 12	432.957	10.26	4,442
Band 13	723.415	10.25	7,415
Band 14	28,776.309	10.25	294,957
Band 15	3,105.327	10.25	31,830
Band 17	3,728.283	10.25	38,215
Band 19	2,700.242	10.24	27,650
Band 20	798.198	10.25	8,182
Band 46	5,622.706	10.25	57,633
Band 56	164.899	10.27	1,694
	73,653.758		$ 755,212

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Hang Seng Index Portfolio - Class S
Contracts in accumulation period:
Band 4	9,425.132	$ 12.98	$ 122,338
Band 5	581.684	12.97	7,544
Band 6	453,759.980	12.96	5,880,729
Band 7	104,664.673	12.96	1,356,454
Band 8	241,620.292	12.95	3,128,983
Band 9	6,043.209	12.94	78,199
Band 10	594,631.379	12.94	7,694,530
Band 11	97,826.439	12.93	1,264,896
Band 12	8,843.290	12.93	114,344
Band 13	259,226.934	12.92	3,349,212
Band 14	280,354.848	12.92	3,622,185
Band 15	297,730.899	12.91	3,843,706
Band 16	29,533.591	12.90	380,983
Band 17	372,749.065	12.90	4,808,463
Band 18	277.779	12.89	3,581
Band 19	80,340.323	12.88	1,034,783
Band 20	99,481.741	12.92	1,285,304
Band 21	5,118.165	12.91	66,076
Band 26	12,051.928	13.00	156,675
Band 27	1,235.538	12.98	16,037
Band 28	766.147	12.96	9,929
Band 29	1,661.845	12.96	21,538
Band 30	1,063.875	12.93	13,756
Band 31	38.533	12.92	498
Band 38	557.962	13.00	7,254
Band 41	5,306.350	12.93	68,611
Band 43	3,460.137	12.90	44,636
Band 46	156,910.884	12.89	2,022,581
Band 47	80,766.963	12.87	1,039,471
Band 56	18,363.109	12.99	238,537
Band 59	737.822	12.88	9,503
	3,225,130.516		$ 41,691,336

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Index Plus LargeCap Portfolio - Class S
Contracts in accumulation period:
Band 2	9,286.357	$ 9.13	$ 84,784
Band 4	76,820.583	8.93	686,008
Band 5	31,879.034	8.89	283,405
Band 6	1,178,124.209	8.82	10,391,056
Band 7	938,031.905	8.78	8,235,920
Band 8	705,055.262	8.71	6,141,031
Band 9	617,261.020	8.67	5,351,653
Band 10	1,191,004.539	8.63	10,278,369
Band 11	218,163.512	8.59	1,874,025
Band 12	185,662.022	8.56	1,589,267
Band 13	1,391,986.349	8.52	11,859,724
Band 14	1,393,889.162	8.45	11,778,363
Band 15	995,206.828	8.41	8,369,689
Band 16	64,655.374	8.34	539,226
Band 17	1,083,795.301	8.30	8,995,501
Band 18	18,152.646	8.27	150,122
Band 19	124,726.093	8.20	1,022,754
Band 20	802,032.967	8.48	6,801,240
Band 21	136,148.986	8.37	1,139,567
Band 26	2,858,096.235	9.16	26,180,162
Band 27	1,722,766.191	8.93	15,384,302
Band 28	896,827.446	8.82	7,910,018
Band 29	835,208.987	8.78	7,333,135
Band 30	408,941.277	8.56	3,500,537
Band 31	267,105.323	8.45	2,257,040
Band 32	2,349.516	8.24	19,360
Band 34	4,291.395	7.99	34,288
Band 35	342,763.838	9.32	3,194,559
Band 36	46,837.820	9.17	429,503
Band 37	17,193.923	9.05	155,605
Band 38	326,722.733	11.56	3,776,915
Band 39	87,217.738	11.41	995,154
Band 40	39,105.083	11.30	441,887
Band 41	39,542.590	10.57	417,965
Band 42	23,084.392	10.44	241,001
Band 43	67,371.802	10.34	696,624
Band 44	231.979	9.25	2,146
Band 45	17,067.379	9.10	155,313
Band 46	387,324.214	8.74	3,385,214
Band 47	44,070.980	8.67	382,095
Band 49	241,094.802	7.78	1,875,718
Band 56	3,530.695	7.94	28,034
	19,840,628.487		$ 174,368,279

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Index Plus MidCap Portfolio - Class S
Contracts in accumulation period:
Band 2	1,639.601	$ 11.19	$ 18,347
Band 4	94,168.127	12.43	1,170,510
Band 5	20,443.637	12.52	255,954
Band 6	1,377,177.793	10.94	15,066,325
Band 7	504,401.972	12.36	6,234,408
Band 8	793,765.242	10.85	8,612,353
Band 9	279,708.668	12.20	3,412,446
Band 10	1,330,207.704	10.47	13,927,275
Band 11	217,931.937	10.75	2,342,768
Band 12	70,780.940	10.72	758,772
Band 13	628,781.201	12.00	7,545,374
Band 14	941,512.811	10.63	10,008,281
Band 15	668,325.786	11.84	7,912,977
Band 16	50,739.740	10.54	534,797
Band 17	1,071,000.892	10.51	11,256,219
Band 18	873.165	10.48	9,151
Band 19	31,119.094	10.12	314,925
Band 20	316,701.401	10.35	3,277,860
Band 21	151,636.809	10.26	1,555,794
Band 26	370,245.089	12.90	4,776,162
Band 27	176,016.204	12.57	2,212,524
Band 28	65,856.817	12.41	817,283
Band 29	144,667.174	12.36	1,788,086
Band 30	109,901.051	12.04	1,323,209
Band 31	81,039.546	11.89	963,560
Band 32	1,395.289	11.60	16,185
Band 34	2,738.383	11.25	30,807
Band 35	203,063.925	13.12	2,664,199
Band 36	35,037.971	12.90	451,990
Band 37	9,314.057	12.74	118,661
Band 38	469,863.884	13.56	6,371,354
Band 39	110,985.772	13.38	1,484,990
Band 40	40,315.530	13.25	534,181
Band 41	40,006.467	12.04	481,678
Band 42	31,708.015	11.88	376,691
Band 43	74,620.744	11.77	878,286
Band 44	195.277	10.30	2,011
Band 45	18,546.096	9.90	183,606
Band 46	642,796.477	9.54	6,132,278
Band 47	66,645.448	9.47	631,132
Band 49	136,359.209	8.13	1,108,600
Band 50	4,525.218	8.84	40,003
Band 55	5,079.716	8.92	45,311
Band 56	11,262.939	8.57	96,523
	11,403,102.818		$ 127,743,846

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Index Plus SmallCap Portfolio - Class S
Contracts in accumulation period:
Band 2	1,382.960	$ 10.52	$ 14,549
Band 4	72,831.442	11.75	855,769
Band 5	17,939.524	12.25	219,759
Band 6	1,101,849.528	10.28	11,327,013
Band 7	340,525.614	12.10	4,120,360
Band 8	583,022.910	10.19	5,941,003
Band 9	228,207.108	11.94	2,724,793
Band 10	1,187,131.312	9.81	11,645,758
Band 11	192,806.990	10.10	1,947,351
Band 12	31,227.155	10.07	314,457
Band 13	638,276.429	11.74	7,493,365
Band 14	776,161.562	9.99	7,753,854
Band 15	470,166.765	11.59	5,449,233
Band 16	56,007.983	9.90	554,479
Band 17	879,987.535	9.87	8,685,477
Band 18	3,778.482	9.84	37,180
Band 19	54,347.046	9.48	515,210
Band 20	221,305.769	9.70	2,146,666
Band 21	99,169.625	9.61	953,020
Band 26	277,070.968	12.63	3,499,406
Band 27	115,495.605	12.31	1,421,751
Band 28	50,748.579	12.15	616,595
Band 29	104,544.744	12.10	1,264,991
Band 30	75,694.300	11.79	892,436
Band 31	64,676.841	11.64	752,838
Band 32	889.638	11.35	10,097
Band 34	3,846.327	11.01	42,348
Band 35	98,259.044	12.84	1,261,646
Band 36	7,266.260	12.63	91,773
Band 37	3,876.610	12.47	48,341
Band 38	215,411.269	12.93	2,785,268
Band 39	35,395.662	12.77	452,003
Band 40	10,615.515	12.64	134,180
Band 41	35,011.844	11.38	398,435
Band 42	23,391.175	11.23	262,683
Band 43	82,249.762	11.13	915,440
Band 44	1,324.265	9.67	12,806
Band 45	11,810.157	9.27	109,480
Band 46	591,242.095	8.57	5,066,945
Band 47	53,319.176	8.51	453,746
Band 49	106,170.853	7.64	811,145
Band 52	235.629	8.09	1,906
Band 55	2,975.989	8.06	23,986
Band 56	51,778.168	8.74	452,541
	8,979,426.214		$ 94,482,082

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING International Index Portfolio - Class S
Contracts in accumulation period:
Band 2	1,319.185	$ 7.68	$ 10,131
Band 4	35,561.623	7.64	271,691
Band 5	2,774.055	7.64	21,194
Band 6	1,391,857.745	7.62	10,605,956
Band 7	588,677.391	7.62	4,485,722
Band 8	780,457.124	7.60	5,931,474
Band 9	78,837.947	7.60	599,168
Band 10	1,647,469.677	7.59	12,504,295
Band 11	248,135.970	7.58	1,880,871
Band 12	32,929.851	7.57	249,279
Band 13	619,575.605	7.57	4,690,187
Band 14	622,916.777	7.55	4,703,022
Band 15	540,618.626	7.55	4,081,671
Band 16	80,553.519	7.53	606,568
Band 17	644,875.339	7.53	4,855,911
Band 18	18.598	7.52	140
Band 19	21,769.111	7.51	163,486
Band 20	250,060.009	7.56	1,890,454
Band 21	21,333.911	7.54	160,858
Band 25	676.064	13.97	9,445
Band 26	95,951.352	7.68	736,906
Band 27	42,816.384	7.64	327,117
Band 28	21,735.843	7.62	165,627
Band 29	47,603.869	7.61	362,265
Band 30	16,248.823	7.57	123,004
Band 31	27,335.719	7.55	206,385
Band 34	1,011.473	7.47	7,556
Band 35	39,191.583	13.99	548,290
Band 36	3,309.826	13.96	46,205
Band 37	4,335.502	13.95	60,480
Band 38	292,920.103	7.68	2,249,626
Band 39	69,714.024	13.94	971,813
Band 40	15,114.664	13.92	210,396
Band 41	8,245.009	7.58	62,497
Band 42	4,564.534	7.55	34,462
Band 43	10,038.930	7.53	75,593
Band 44	216.766	7.48	1,621
Band 45	1,105.812	7.46	8,249
Band 46	328,038.381	7.51	2,463,568
Band 47	49,609.323	7.49	371,574
Band 49	159,371.139	10.81	1,722,802
Band 56	145,256.239	7.66	1,112,663
Band 57	719.645	7.58	5,455
	8,994,873.070		$ 69,595,677

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Japan Equity Index Portfolio - Class A
Contracts in accumulation period:
Band 6	3,050.521	$ 9.86	$ 30,078
Band 7	464.795	9.86	4,583
Band 8	1,762.098	9.86	17,374
Band 10	2,610.389	9.85	25,712
Band 11	1,511.892	9.85	14,892
Band 12	377.699	9.85	3,720
Band 13	79.289	9.85	781
Band 14	9,576.673	9.85	94,330
Band 15	2,545.274	9.85	25,071
Band 17	22.673	9.85	223
Band 19	2,857.918	9.84	28,122
Band 20	695.648	9.85	6,852
Band 38	660.160	9.87	6,516
Band 46	6,042.383	9.84	59,457
Band 47	487.836	9.84	4,800
Band 56	171.844	9.87	1,696
	32,917.092		$ 324,207
ING Opportunistic Large Cap Portfolio - Class S
Contracts in accumulation period:
Band 4	7,125.034	$ 10.56	$ 75,240
Band 5	11,748.328	7.68	90,227
Band 6	102,966.306	8.24	848,442
Band 7	253,794.508	7.58	1,923,762
Band 8	9,767.858	8.19	79,999
Band 9	31,177.821	7.48	233,210
Band 10	64,095.366	9.21	590,318
Band 11	106,365.633	8.13	864,753
Band 12	45,990.122	8.12	373,440
Band 13	105,381.985	7.35	774,558
Band 14	155,416.458	8.07	1,254,211
Band 15	32,278.643	7.26	234,343
Band 16	12,497.037	8.02	100,226
Band 17	21,934.269	8.00	175,474
Band 18	5,296.404	7.98	42,265
Band 19	4,939.217	8.89	43,910
Band 20	57,270.545	9.10	521,162
Band 21	21,092.000	9.02	190,250
Band 25	463.316	8.41	3,896
Band 26	84,799.264	7.91	670,762
Band 27	55,684.726	7.71	429,329
Band 28	17,761.348	7.61	135,164
Band 29	37,085.310	7.58	281,107
Band 30	17,131.187	7.38	126,428
Band 31	19,290.632	7.29	140,629
Band 34	2,912.517	6.90	20,096

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Opportunistic Large Cap Portfolio - Class S
(continued)
Band 35	18,676.274	$ 8.04	$ 150,157
Band 36	3,993.162	7.91	31,586
Band 37	2,620.844	7.81	20,469
Band 38	37,323.815	11.12	415,041
Band 39	2,562.069	10.98	28,132
Band 40	3,146.287	10.87	34,200
Band 41	1,843.834	10.23	18,862
Band 42	819.165	10.10	8,274
Band 43	29,143.960	10.01	291,731
	1,384,395.244		$ 11,221,653
ING Russell™ Global Large Cap Index 75% Portfolio -
Class S
Contracts in accumulation period:
Band 5	90.767	$ 12.95	$ 1,175
Band 6	327,067.695	10.06	3,290,301
Band 7	16,803.126	10.05	168,871
Band 8	129,799.432	10.04	1,303,186
Band 9	1,569.343	10.03	15,741
Band 10	536,637.838	10.02	5,377,111
Band 11	46,086.505	10.02	461,787
Band 12	181.045	10.01	1,812
Band 13	192,768.458	10.00	1,927,685
Band 14	52,020.103	9.99	519,681
Band 15	143,268.875	9.98	1,429,823
Band 16	29,157.227	9.97	290,698
Band 17	57,088.398	9.96	568,600
Band 19	3,453.880	9.94	34,332
Band 20	17,862.006	10.00	178,620
Band 26	1,989.681	12.98	25,826
Band 30	3,531.115	12.91	45,587
Band 41	591.696	12.91	7,639
Band 43	1,552.363	12.88	19,994
Band 46	34,822.528	9.95	346,484
Band 47	14,284.630	9.93	141,846
Band 56	97,988.737	10.09	988,706
Band 57	9,219.266	10.02	92,377
	1,717,834.714		$ 17,237,882

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Russell™ Large Cap Growth Index Portfolio -
Class S
Contracts in accumulation period:
Band 2	5,185.243	$ 11.75	$ 60,927
Band 3	1,907.597	11.73	22,376
Band 4	31,978.776	12.70	406,130
Band 5	48,549.013	12.70	616,572
Band 6	1,607,178.101	12.69	20,395,090
Band 7	1,395,258.133	12.68	17,691,873
Band 8	271,572.530	12.68	3,443,540
Band 9	91,762.684	12.67	1,162,633
Band 10	1,093,133.573	12.67	13,850,002
Band 11	565,479.020	12.66	7,158,964
Band 12	419,483.134	12.66	5,310,656
Band 13	723,427.773	12.65	9,151,361
Band 14	1,511,568.085	12.64	19,106,221
Band 15	315,446.731	12.64	3,987,247
Band 16	29,883.130	12.63	377,424
Band 17	774,537.311	12.62	9,774,661
Band 18	16,369.455	12.62	206,583
Band 19	80,524.404	12.61	1,015,413
Band 20	1,216,920.251	12.65	15,394,041
Band 21	124,326.639	12.63	1,570,245
Band 25	10,217.870	11.76	120,162
Band 26	150,545.485	12.73	1,916,444
Band 27	88,759.963	12.70	1,127,252
Band 28	23,575.005	12.69	299,167
Band 29	86,341.398	12.68	1,094,809
Band 30	24,416.911	12.66	309,118
Band 31	50,631.672	12.64	639,984
Band 33	155.587	12.60	1,960
Band 34	2,641.977	12.58	33,236
Band 35	86,924.879	12.75	1,108,292
Band 36	2,369.837	12.73	30,168
Band 37	879.546	12.72	11,188
Band 38	27,987.165	12.73	356,277
Band 39	8,190.939	12.71	104,107
Band 40	13,083.046	12.69	166,024
Band 41	21,029.990	12.66	266,240
Band 42	18,876.116	12.64	238,594
Band 43	20,374.276	12.62	257,123
Band 46	202,887.392	12.61	2,558,410
Band 47	23,351.179	12.60	294,225
Band 54	2,784.556	12.63	35,169
Band 55	1,887.099	12.68	23,928
Band 56	10,131.666	12.71	128,773
Band 57	7,735.240	12.66	97,928
	11,210,270.377		$ 141,920,537

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Russell™ Large Cap Index Portfolio - Class S
Contracts in accumulation period:
Band 1	5,942.760	$ 8.15	$ 48,433
Band 2	247,973.391	8.23	2,040,821
Band 3	3,298.074	12.87	42,446
Band 4	404,144.907	8.19	3,309,947
Band 5	190,804.093	8.19	1,562,686
Band 6	6,524,523.729	8.17	53,305,359
Band 7	5,261,284.066	8.16	42,932,078
Band 8	5,953,643.152	8.15	48,522,192
Band 9	781,915.641	8.14	6,364,793
Band 10	3,566,009.477	8.13	28,991,657
Band 11	6,625,442.496	8.13	53,864,847
Band 12	1,134,061.560	8.12	9,208,580
Band 13	3,311,747.189	8.11	26,858,270
Band 14	4,297,103.994	8.10	34,806,542
Band 15	1,537,427.157	8.09	12,437,786
Band 16	84,852.844	8.08	685,611
Band 17	1,532,904.534	8.07	12,370,540
Band 18	57,424.632	8.06	462,843
Band 19	156,430.324	8.05	1,259,264
Band 20	1,447,166.113	8.11	11,736,517
Band 21	285,823.355	8.08	2,309,453
Band 22	496.934	11.75	5,839
Band 23	8,735.294	11.75	102,640
Band 25	77,487.215	12.91	1,000,360
Band 26	142,141.021	8.24	1,171,242
Band 27	68,097.554	8.19	557,719
Band 28	43,873.333	8.17	358,445
Band 29	280,224.009	8.16	2,286,628
Band 30	69,658.686	8.12	565,629
Band 31	23,681.586	8.10	191,821
Band 38	29,608.050	8.23	243,674
Band 41	365,082.094	8.12	2,964,467
Band 42	9,428.371	8.09	76,276
Band 43	71,920.059	8.07	580,395
Band 45	279.921	8.00	2,239
Band 46	775,612.330	8.06	6,251,435
Band 47	92,361.924	8.03	741,666
Band 50	10,898.289	8.11	88,385
Band 56	274,732.317	8.21	2,255,552
Band 57	1,696.844	8.13	13,795
Band 60	205.464	8.14	1,672
	45,756,144.783		$ 372,580,544

250

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Russell™ Large Cap Value Index Portfolio -
Class S
Contracts in accumulation period:
Band 2	558.492	$ 12.55	$ 7,009
Band 4	56,116.065	12.53	703,134
Band 5	62.438	12.52	782
Band 6	130,419.939	12.51	1,631,553
Band 7	61,957.913	12.51	775,093
Band 8	59,990.194	12.50	749,877
Band 9	113,909.381	12.49	1,422,728
Band 10	150,953.574	12.49	1,885,410
Band 11	27,244.108	12.48	340,006
Band 12	1,930.088	12.48	24,087
Band 13	118,763.246	12.47	1,480,978
Band 14	100,259.098	12.47	1,250,231
Band 15	154,281.544	12.46	1,922,348
Band 16	2,790.837	12.45	34,746
Band 17	105,053.954	12.45	1,307,922
Band 18	142.826	12.44	1,777
Band 19	896.507	12.43	11,144
Band 20	45,505.915	12.47	567,459
Band 21	42,918.172	12.46	534,760
Band 26	188,487.399	12.55	2,365,517
Band 27	155,223.182	12.52	1,943,394
Band 28	49,776.348	12.51	622,702
Band 29	82,477.114	12.51	1,031,789
Band 30	71,455.829	12.48	891,769
Band 31	45,844.490	12.46	571,222
Band 32	68.997	12.44	858
Band 33	329.291	12.42	4,090
Band 34	949.861	12.41	11,788
Band 41	15,300.267	12.48	190,947
Band 42	5,700.140	12.46	71,024
Band 43	46,281.597	12.45	576,206
Band 44	1,456.728	12.41	18,078
Band 45	636.435	12.40	7,892
Band 46	62,528.564	12.44	777,855
Band 47	17,011.593	12.42	211,284
Band 51	3,122.367	12.45	38,873
Band 56	1,829.151	12.53	22,919
	1,922,233.644		$ 24,009,251

251

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Russell™ Mid Cap Growth Index Portfolio -
Class S
Contracts in accumulation period:
Band 2	54,755.555	$ 13.03	$ 713,465
Band 3	2,948.814	13.00	38,335
Band 4	97,789.875	13.01	1,272,246
Band 5	65,431.558	13.01	851,265
Band 6	2,765,328.361	13.00	35,949,269
Band 7	1,349,862.905	12.99	17,534,719
Band 8	2,056,516.557	12.98	26,693,585
Band 9	289,666.955	12.98	3,759,877
Band 10	2,008,990.451	12.97	26,056,606
Band 11	2,798,442.551	12.97	36,295,800
Band 12	463,276.850	12.96	6,004,068
Band 13	1,184,288.596	12.96	15,348,380
Band 14	1,977,019.886	12.95	25,602,408
Band 15	789,109.437	12.94	10,211,076
Band 16	58,538.416	12.93	756,902
Band 17	1,126,456.327	12.93	14,565,080
Band 18	17,610.274	12.92	227,525
Band 19	62,511.436	12.91	807,023
Band 20	800,974.581	12.95	10,372,621
Band 21	91,269.336	12.94	1,181,025
Band 25	13,305.660	13.04	173,506
Band 26	32,326.601	13.04	421,539
Band 27	15,528.505	13.01	202,026
Band 28	4,073.265	13.00	52,952
Band 29	32,115.103	12.99	417,175
Band 30	11,425.846	12.96	148,079
Band 31	1,435.097	12.95	18,585
Band 32	148.914	12.92	1,924
Band 38	48,501.176	13.03	631,970
Band 41	14,653.114	12.96	189,904
Band 42	109.552	12.94	1,418
Band 43	25,009.486	12.93	323,373
Band 45	689.797	12.88	8,885
Band 46	764,679.185	12.92	9,879,655
Band 47	49,340.926	12.91	636,991
Band 50	2,110.421	12.96	27,351
Band 51	1,592.418	12.93	20,590
Band 54	581.692	12.94	7,527
Band 55	571.228	12.98	7,415
Band 56	75,520.432	13.02	983,276
Band 57	2,164.490	12.97	28,073
	19,156,671.629		$ 248,423,489

252

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Russell™ Mid Cap Index Portfolio - Class S
Contracts in accumulation period:
Band 2	3,254.664	$ 8.51	$ 27,697
Band 4	13,324.491	8.47	112,858
Band 5	4,675.654	8.46	39,556
Band 6	1,478,201.920	8.45	12,490,806
Band 7	567,438.784	8.44	4,789,183
Band 8	826,408.296	8.42	6,958,358
Band 9	61,242.957	8.42	515,666
Band 10	2,544,207.206	8.41	21,396,783
Band 11	571,519.048	8.40	4,800,760
Band 12	47,716.027	8.39	400,337
Band 13	678,894.933	8.39	5,695,928
Band 14	694,129.326	8.37	5,809,862
Band 15	727,368.687	8.36	6,080,802
Band 16	20,670.735	8.35	172,601
Band 17	575,441.442	8.34	4,799,182
Band 18	3,183.994	8.33	26,523
Band 19	29,454.274	8.32	245,060
Band 20	214,814.276	8.38	1,800,144
Band 21	23,478.583	8.36	196,281
Band 26	15,953.566	8.51	135,765
Band 27	16,695.211	8.47	141,408
Band 28	4,122.475	8.45	34,835
Band 29	48,233.173	8.44	407,088
Band 30	8,466.845	8.39	71,037
Band 31	5,389.027	8.37	45,106
Band 33	1,078.842	8.30	8,954
Band 38	9,727.690	8.51	82,783
Band 41	7,221.782	8.40	60,663
Band 42	2,459.078	8.37	20,582
Band 43	5,435.853	8.34	45,335
Band 46	549,782.950	8.33	4,579,692
Band 47	114,393.586	8.31	950,611
Band 55	510.226	8.42	4,296
Band 56	251,223.285	8.48	2,130,373
Band 57	5,670.331	8.40	47,631
Band 59	453.934	8.32	3,777
	10,132,243.151		$ 85,128,323

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Russell™ Small Cap Index Portfolio - Class S
Contracts in accumulation period:
Band 2	378.938	$ 8.75	$ 3,316
Band 4	40,796.831	8.71	355,340
Band 5	30,171.748	8.70	262,494
Band 6	1,673,973.536	8.69	14,546,830
Band 7	1,266,182.326	8.68	10,990,463
Band 8	949,288.539	8.66	8,220,839
Band 9	93,601.315	8.66	810,587
Band 10	2,679,878.908	8.65	23,180,953
Band 11	641,199.057	8.64	5,539,960
Band 12	156,358.574	8.63	1,349,374
Band 13	769,484.742	8.63	6,640,653
Band 14	1,090,246.901	8.61	9,387,026
Band 15	845,599.303	8.60	7,272,154
Band 16	62,483.051	8.59	536,729
Band 17	834,910.811	8.58	7,163,535
Band 18	6,412.152	8.57	54,952
Band 19	32,878.501	8.56	281,440
Band 20	555,415.085	8.62	4,787,678
Band 21	53,086.538	8.59	456,013
Band 25	9,133.163	8.76	80,007
Band 26	27,754.751	8.76	243,132
Band 27	17,771.104	8.71	154,786
Band 28	6,350.585	8.69	55,187
Band 29	79,924.995	8.68	693,749
Band 30	10,150.576	8.63	87,599
Band 31	3,997.144	8.61	34,415
Band 32	47.964	8.57	411
Band 38	16,118.378	8.75	141,036
Band 41	10,599.176	8.63	91,471
Band 42	932.500	8.60	8,020
Band 43	14,109.073	8.58	121,056
Band 46	684,974.458	8.56	5,863,381
Band 47	121,579.769	8.54	1,038,291
Band 52	395.574	8.68	3,434
Band 55	473.801	8.66	4,103
Band 56	482,010.481	8.72	4,203,131
Band 57	3,175.090	8.64	27,433
Band 59	367.673	8.56	3,147
Band 64	2,466.225	8.57	21,136
	13,274,679.336		$ 114,715,261

254

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Small Company Portfolio - Class S
Contracts in accumulation period:
Band 2	1,361.725	$ 9.03	$ 12,296
Band 4	15,014.446	8.99	134,980
Band 5	1,146.953	8.98	10,300
Band 6	1,359,012.127	8.97	12,190,339
Band 7	436,481.900	8.96	3,910,878
Band 8	634,299.709	8.95	5,676,982
Band 9	12,035.347	8.94	107,596
Band 10	1,604,687.311	8.93	14,329,858
Band 11	311,524.487	8.92	2,778,798
Band 12	65,135.171	8.91	580,354
Band 13	417,161.860	8.91	3,716,912
Band 14	552,186.321	8.89	4,908,936
Band 15	637,166.111	8.88	5,658,035
Band 16	38,338.627	8.87	340,064
Band 17	527,950.923	8.86	4,677,645
Band 18	5,047.772	8.85	44,673
Band 19	26,217.286	8.84	231,761
Band 20	187,828.825	8.90	1,671,677
Band 21	16,873.946	8.88	149,841
Band 26	67,629.895	9.04	611,374
Band 27	69,189.534	8.99	622,014
Band 28	3,902.701	8.97	35,007
Band 29	26,472.202	8.96	237,191
Band 30	4,757.754	8.91	42,392
Band 31	269.029	8.89	2,392
Band 35	42,896.831	13.31	570,957
Band 36	14,532.604	13.09	190,232
Band 37	3,108.138	12.94	40,219
Band 38	340,078.676	15.02	5,107,982
Band 39	69,544.066	14.83	1,031,338
Band 40	11,779.630	14.69	173,043
Band 41	1,018.459	8.92	9,085
Band 42	1,123.782	8.89	9,990
Band 43	23,757.453	8.86	210,491
Band 46	482,283.858	8.85	4,268,212
Band 47	25,086.500	8.82	221,263
Band 51	620.448	8.86	5,497
Band 56	110,390.302	9.01	994,617
Band 57	1,687.334	8.92	15,051
Band 64	1,189.604	8.88	10,564
	8,150,789.647		$ 75,540,836

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING U.S. Bond Index Portfolio - Class S
Contracts in accumulation period:
Band 2	1,657.941	$ 10.69	$ 17,723
Band 3	439.661	10.82	4,757
Band 4	87,441.540	10.64	930,378
Band 5	17,659.484	10.63	187,720
Band 6	3,588,431.819	10.62	38,109,146
Band 7	1,320,634.291	10.61	14,011,930
Band 8	1,500,270.463	10.59	15,887,864
Band 9	186,314.216	10.58	1,971,204
Band 10	4,694,672.060	10.57	49,622,684
Band 11	792,017.611	10.56	8,363,706
Band 12	223,479.371	10.55	2,357,707
Band 13	1,307,590.502	10.54	13,782,004
Band 14	1,335,045.076	10.52	14,044,674
Band 15	1,454,753.072	10.51	15,289,455
Band 16	248,184.499	10.49	2,603,455
Band 17	2,166,889.616	10.48	22,709,003
Band 18	6,270.097	10.47	65,648
Band 19	58,074.142	10.46	607,456
Band 20	874,710.468	10.53	9,210,701
Band 21	73,462.211	10.50	771,353
Band 25	202.012	10.89	2,200
Band 26	112,347.138	10.70	1,202,114
Band 27	45,143.802	10.64	480,330
Band 28	17,537.340	10.61	186,071
Band 29	235,360.567	10.61	2,497,176
Band 30	28,267.331	10.55	298,220
Band 31	8,500.157	10.52	89,422
Band 32	153.270	10.47	1,605
Band 34	2,022.524	10.40	21,034
Band 35	34,189.028	10.74	367,190
Band 36	3,998.798	10.70	42,787
Band 37	11,192.673	10.67	119,426
Band 38	608,435.649	10.69	6,504,177
Band 39	164,679.331	10.65	1,753,835
Band 40	72,600.085	10.62	771,013
Band 41	24,954.136	10.55	263,266
Band 42	4,898.802	10.51	51,486
Band 43	31,878.056	10.49	334,401
Band 45	4,790.179	10.39	49,770
Band 46	1,591,932.963	10.47	16,667,538
Band 47	228,018.045	10.44	2,380,508
Band 55	9,348.518	10.59	99,001
Band 56	643,851.075	10.66	6,863,452
Band 57	17,133.791	10.56	180,933
Band 60	872.488	10.58	9,231
	23,840,305.898		$ 251,784,754

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING WisdomTreeSM Global High-Yielding Equity Index
Portfolio - Class S
Contracts in accumulation period:
Band 4	44,929.955	$ 7.81	$ 350,903
Band 5	15,760.709	7.72	121,673
Band 6	4,692,092.992	7.79	36,551,404
Band 7	577,217.067	7.78	4,490,749
Band 8	1,771,924.282	7.76	13,750,132
Band 9	15,509.827	7.76	120,356
Band 10	8,771,636.711	7.75	67,980,185
Band 11	980,137.067	7.74	7,586,261
Band 12	36,993.794	7.73	285,962
Band 13	1,557,831.737	7.73	12,042,039
Band 14	1,214,818.354	7.71	9,366,250
Band 15	2,629,207.388	7.70	20,244,897
Band 16	90,650.191	7.69	697,100
Band 17	1,331,303.632	7.68	10,224,412
Band 18	2,471.222	7.67	18,954
Band 19	10,024.829	7.66	76,790
Band 20	733,757.464	7.72	5,664,608
Band 21	15,996.543	7.70	123,173
Band 26	18,058.949	7.77	140,318
Band 27	10,783.203	7.73	83,354
Band 28	4,908.342	7.71	37,843
Band 29	33,627.422	7.70	258,931
Band 30	483.059	7.66	3,700
Band 35	30,957.283	7.89	244,253
Band 36	8,478.135	7.86	66,638
Band 38	80,699.684	7.85	633,493
Band 39	35,839.899	7.82	280,268
Band 40	17,028.435	7.79	132,652
Band 41	14,656.311	7.66	112,267
Band 43	2,729.921	7.61	20,775
Band 46	1,720,126.819	7.66	13,176,171
Band 47	421,558.283	7.64	3,220,705
Band 54	4,307.413	7.70	33,167
Band 56	608,140.980	7.83	4,761,744
Band 57	18,733.711	7.74	144,999
Band 60	1,309.191	7.76	10,159
	27,524,690.804		$ 213,057,285
ING International Value Portfolio - Class S
Contracts in accumulation period:
Band 35	110,733.051	$ 14.10	$ 1,561,336
Band 36	17,292.517	13.87	239,847
Band 37	12,494.158	13.71	171,295
Band 38	396,578.494	15.35	6,087,480
Band 39	154,014.522	15.15	2,333,320
Band 40	21,704.684	15.00	325,570
	712,817.426		$ 10,718,848

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING MidCap Opportunities Portfolio - Class S
Currently payable annuity contracts:	325.011	$ 9.48	$ 3,081
Contracts in accumulation period:
Band 1	33,647.422	9.10	306,192
Band 2	412,122.270	9.48	3,906,919
Band 3	2,759.422	9.19	25,359
Band 4	164,492.603	9.27	1,524,846
Band 5	161,944.061	9.23	1,494,744
Band 6	4,502,606.937	9.15	41,198,853
Band 7	3,762,444.779	9.11	34,275,872
Band 8	3,271,761.177	9.03	29,544,003
Band 9	713,720.824	8.99	6,416,350
Band 10	2,574,341.958	8.95	23,040,361
Band 11	3,713,347.586	8.91	33,085,927
Band 12	1,022,912.331	8.87	9,073,232
Band 13	2,685,458.009	8.84	23,739,449
Band 14	4,138,298.929	8.76	36,251,499
Band 15	647,450.772	8.72	5,645,771
Band 16	84,808.985	8.64	732,750
Band 17	1,526,739.390	8.60	13,129,959
Band 18	36,181.622	8.57	310,077
Band 19	190,250.862	8.49	1,615,230
Band 20	1,726,451.528	8.80	15,192,773
Band 21	159,664.104	8.68	1,385,884
Band 22	757.986	9.03	6,845
Band 23	12,773.323	9.00	114,960
Band 24	130.047	9.90	1,287
Band 25	77,156.252	9.56	737,614
Band 26	26,357.200	9.07	239,060
Band 27	14,079.906	9.03	127,142
Band 28	3,218.936	9.00	28,970
Band 29	17,686.503	9.00	159,179
Band 30	1,552.352	8.95	13,894
Band 31	2,470.809	8.93	22,064
Band 35	54,438.653	13.63	741,999
Band 36	11,876.141	13.41	159,259
Band 37	1,042.263	13.25	13,810
Band 38	346,671.829	15.94	5,525,949
Band 39	45,889.240	15.73	721,838
Band 40	9,080.010	15.58	141,467
Band 41	1,571.372	8.95	14,064
Band 42	1,073.891	8.92	9,579
Band 43	2,249.211	8.90	20,018
Band 46	456,040.846	11.87	5,413,205
Band 47	40,002.206	11.78	471,226
Band 56	59,341.208	9.04	536,445
Band 57	9,556.987	8.96	85,631
Band 60	525.361	8.97	4,712
	32,727,273.114		$ 297,209,348

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING SmallCap Opportunities Portfolio - Class S
Contracts in accumulation period:
Band 2	2,733.950	$ 7.58	$ 20,723
Band 4	19,495.004	7.41	144,458
Band 5	92,135.280	7.38	679,958
Band 6	1,117,502.676	7.31	8,168,945
Band 7	1,126,156.999	7.28	8,198,423
Band 8	217,722.515	7.22	1,571,957
Band 9	71,603.211	7.19	514,827
Band 10	648,234.461	7.16	4,641,359
Band 11	361,811.532	7.12	2,576,098
Band 12	320,361.152	7.09	2,271,361
Band 13	644,943.432	7.06	4,553,301
Band 14	1,276,814.814	7.00	8,937,704
Band 15	224,324.194	6.97	1,563,540
Band 16	33,086.036	6.91	228,625
Band 17	633,871.490	6.88	4,361,036
Band 18	16,954.564	6.85	116,139
Band 19	78,963.158	6.79	536,160
Band 20	788,007.855	7.03	5,539,695
Band 21	97,036.973	6.94	673,437
Band 25	43,640.332	7.64	333,412
Band 26	5,413.323	12.20	66,043
Band 27	2,639.914	12.03	31,758
Band 28	594.838	11.94	7,102
Band 29	494.370	11.92	5,893
Band 30	6,100.113	11.75	71,676
Band 31	329.815	11.66	3,846
Band 35	44,210.110	7.74	342,186
Band 36	10,718.723	7.61	81,569
Band 38	78,619.132	14.29	1,123,467
Band 39	19,962.807	14.11	281,675
Band 40	6,572.188	13.97	91,813
Band 41	3,262.748	11.75	38,337
Band 42	82.781	11.64	964
Band 43	4,313.528	11.56	49,864
Band 46	139,342.358	10.50	1,463,095
Band 47	15,740.916	10.42	164,020
	8,153,797.292		$ 59,454,466
Legg Mason ClearBridge Variable Investors Portfolio
Contracts in accumulation period:
Band 22	487.986	$ 7.61	$ 3,714
Band 23	10,035.722	7.58	76,071
	10,523.708		$ 79,785

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Legg Mason Global Currents Variable International All
Cap Opportunity Portfolio
Contracts in accumulation period:
Band 22	21.999	$ 13.36	$ 294
Band 23	3,497.721	13.07	45,715
	3,519.720		$ 46,009
Legg Mason Western Asset Variable High Income
Portfolio
Contracts in accumulation period:
Band 22	74.240	$ 18.82	$ 1,397
Band 23	4,142.060	18.41	76,255
	4,216.300		$ 77,652
Legg Mason Western Asset Variable Money Market
Portfolio
Contracts in accumulation period:
Band 23	1,725.488	$ 13.38	$ 23,087

Oppenheimer Main Street Small Cap Fund®/VA -
Service Class
Contracts in accumulation period:
Band 35	28,555.823	$ 15.80	$ 451,182
Band 36	3,024.908	15.65	47,340
Band 37	811.379	15.54	12,609
Band 38	57,892.007	15.62	904,273
Band 39	6,753.666	15.47	104,479
Band 40	5,229.467	15.36	80,325
	102,267.250		$ 1,600,208
PIMCO Real Return Portfolio - Administrative Class
Contracts in accumulation period:
Band 35	176,123.763	$ 11.96	$ 2,106,440
Band 36	40,963.589	11.84	485,009
Band 38	570,016.808	11.82	6,737,599
Band 39	114,207.145	11.70	1,336,224
Band 40	47,382.763	11.62	550,588
	948,694.068		$ 11,215,860
Pioneer Equity Income VCT Portfolio - Class II
Contracts in accumulation period:
Band 35	148,657.029	$ 11.44	$ 1,700,636
Band 36	29,085.129	11.25	327,208
Band 37	19,976.578	11.12	222,140
Band 38	751,359.612	12.72	9,557,294
Band 39	203,514.798	12.55	2,554,111
Band 40	53,763.976	12.43	668,286
	1,206,357.122		$ 15,029,675

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ProFund VP Bull
Contracts in accumulation period:
Band 5	4,810.327	$ 7.81	$ 37,569
Band 6	139,937.956	7.74	1,083,120
Band 7	384,447.952	7.70	2,960,249
Band 8	51,803.542	7.64	395,779
Band 9	6,595.471	7.60	50,126
Band 10	141,448.358	7.57	1,070,764
Band 11	90,390.629	7.54	681,545
Band 12	71,655.400	7.50	537,416
Band 13	149,993.359	7.47	1,120,450
Band 14	511,061.820	7.40	3,781,857
Band 15	28,303.585	7.37	208,597
Band 16	997.222	7.31	7,290
Band 17	118,259.547	7.27	859,747
Band 18	17,485.120	7.24	126,592
Band 19	22,603.121	7.18	162,290
Band 20	250,010.403	7.44	1,860,077
Band 21	10,175.890	7.34	74,691
Band 26	1,298.109	8.05	10,450
Band 27	1,579.920	7.84	12,387
Band 28	116.146	7.74	899
Band 29	6,452.823	7.70	49,687
Band 30	563.772	7.50	4,228
Band 31	177.700	7.40	1,315
Band 38	8.209	8.80	72
Band 41	2,230.001	10.05	22,412
Band 46	23,741.778	8.47	201,093
	2,036,148.160		$ 15,320,702

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ProFund VP Europe 30
Contracts in accumulation period:
Band 4	7,337.374	$ 9.50	$ 69,705
Band 5	5,462.015	9.46	51,671
Band 6	126,511.556	9.37	1,185,413
Band 7	137,956.896	9.33	1,287,138
Band 8	34,980.576	9.25	323,570
Band 9	6,503.634	9.21	59,898
Band 10	99,630.260	9.17	913,609
Band 11	86,688.838	9.13	791,469
Band 12	47,000.682	9.09	427,236
Band 13	58,519.467	9.05	529,601
Band 14	209,356.183	8.97	1,877,925
Band 15	44,665.131	8.93	398,860
Band 16	11,840.190	8.85	104,786
Band 17	105,601.910	8.81	930,353
Band 18	632.432	8.77	5,546
Band 19	11,680.875	8.70	101,624
Band 20	86,369.180	9.01	778,186
Band 21	13,921.755	8.89	123,764
Band 26	5,464.641	9.75	53,280
Band 27	266.218	9.50	2,529
Band 28	742.249	9.37	6,955
Band 29	7,913.651	9.33	73,834
Band 30	613.098	9.09	5,573
Band 31	1,105.708	8.97	9,918
Band 41	306.253	13.41	4,107
Band 42	2,524.638	13.24	33,426
Band 43	1,418.302	13.11	18,594
Band 46	23,690.587	9.70	229,799
Band 47	4,965.847	9.63	47,821
	1,143,670.146		$ 10,446,190

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ProFund VP Rising Rates Opportunity
Contracts in accumulation period:
Band 2	588.956	$ 6.20	$ 3,652
Band 4	6,888.635	6.11	42,090
Band 5	672.683	6.09	4,097
Band 6	316,598.835	6.05	1,915,423
Band 7	178,985.809	6.03	1,079,284
Band 8	208,414.295	5.99	1,248,402
Band 9	42,687.307	5.97	254,843
Band 10	302,482.528	5.95	1,799,771
Band 11	116,430.570	5.93	690,433
Band 12	24,973.076	5.91	147,591
Band 13	152,632.786	5.89	899,007
Band 14	270,194.101	5.86	1,583,337
Band 15	99,495.396	5.84	581,053
Band 16	13,948.405	5.80	80,901
Band 17	158,755.176	5.78	917,605
Band 18	2,497.078	5.76	14,383
Band 19	18,105.808	5.72	103,565
Band 20	198,054.978	5.88	1,164,563
Band 21	27,380.985	5.82	159,357
Band 26	35,220.884	6.22	219,074
Band 27	8,767.961	6.11	53,572
Band 28	6,576.772	6.05	39,789
Band 29	50,114.940	6.03	302,193
Band 30	18,247.416	5.91	107,842
Band 31	19,533.186	5.86	114,464
Band 41	8,656.438	5.92	51,246
Band 42	13,205.885	5.84	77,122
Band 43	4,353.225	5.78	25,162
Band 45	2,486.594	5.99	14,895
Band 46	84,192.863	7.07	595,244
Band 47	2,153.046	7.01	15,093
	2,393,296.617		$ 14,305,053
Wells Fargo Advantage Asset Allocation Fund
Contracts in accumulation period:
Band 6	25,466.201	$ 10.99	$ 279,874
Band 10	97,407.055	10.81	1,052,970
Band 14	47,231.327	10.65	503,014
Band 17	15,452.062	10.51	162,401
Band 46	1,107.496	9.35	10,355
	186,664.141		$ 2,008,614

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Wells Fargo Advantage C&B Large Cap Value Fund
Contracts in accumulation period:
Band 10	9,742.260	$ 11.27	$ 109,795
Band 14	4,779.902	11.10	53,057
Band 15	2,288.580	11.06	25,312
Band 17	1,700.396	10.96	18,636
Band 46	3,320.813	9.45	31,382
	21,831.951		$ 238,182
Wells Fargo Advantage Equity Income Fund
Contracts in accumulation period:
Band 10	9,253.954	$ 10.31	$ 95,408
Band 14	8,135.956	10.14	82,499
Band 17	29,800.254	10.02	298,599
Band 20	5,660.948	10.18	57,628
Band 46	2,418.410	8.64	20,895
	55,269.522		$ 555,029
Wells Fargo Advantage Large Company Growth Fund
Contracts in accumulation period:
Band 6	1,346.557	$ 9.92	$ 13,358
Band 10	49,262.297	9.77	481,293
Band 14	26,572.376	9.62	255,626
Band 15	8,943.947	9.59	85,772
Band 17	49,473.266	9.50	469,996
Band 20	8,386.379	9.65	80,929
Band 21	210.635	9.56	2,014
Band 46	15,303.955	9.15	140,031
	159,499.412		$ 1,529,019
Wells Fargo Advantage Money Market Fund
Contracts in accumulation period:
Band 10	1,769.667	$ 10.43	$ 18,458
Band 14	1,744.139	10.27	17,912
	3,513.806		$ 36,370
Wells Fargo Advantage Small Cap Growth Fund
Contracts in accumulation period:
Band 6	1,991.696	$ 14.78	$ 29,437
Band 10	11,868.645	14.55	172,689
Band 14	7,389.628	14.32	105,819
Band 17	8,884.225	14.14	125,623
Band 20	1,782.520	14.37	25,615
Band 46	417.416	12.37	5,163
	32,334.130		$ 464,346

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Wells Fargo Advantage Total Return Bond Fund
Contracts in accumulation period:
Band 6	19,773.785	$ 12.53	$ 247,766
Band 10	26,755.479	12.33	329,895
Band 14	22,203.708	12.14	269,553
Band 15	1,916.925	12.10	23,195
Band 17	5,263.341	11.99	63,107
Band 46	12,752.052	11.52	146,904
	88,665.290		$ 1,080,420

Bands Band 1 Band 2 Band 3 Band 4

Products

Golden VAC 80, ING GoldenSelect DVA 080

Global Syndicate, Golden VAC 100, ING GoldenSelect DVA, ING GoldenSelect DVA 100 ING GoldenSelect DVA Series 100 ING GoldenSelect DVA Plus - Standard (pre February 2000), ING SmartDesign Signature Variable Annuity Option Package I, ING Golden Select DVA Plus 125, ING SmartDesign Signature Variable Annuity 125

Band 5	ING GoldenSelect DVA Plus - Standard (post January 2000 & post 2000), ING Golden Select DVA Plus 130
Band 6

First Union Variable Annuity, Fleet Premium Plus 140, ING GoldenSelect DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000 and post January 2000), ING GoldenSelect Access - Standard (pre February 2000), ING GoldenSelect Premium Plus - Standard (pre February 2000), ING GoldenSelect ES II (pre 2001), ING GoldenSelect ES II - Standard (post 2000), Generations - Standard, ING GoldenSelect Opportunities - Standard, WellsFargo ING Opportunities - Standard, ING Golden Select DVA Plus 140, ING

GoldenSelect Access 140, ING GoldenSelect ESII 140, ING GoldenSelect Generations Variable Annuity 140, ING GoldenSelect Opportunities Variable 140, ING GoldenSelect Premium Plus 140, Wells Fargo ING Opportunities Variable Annuity 140

Band 7

Fleet Premium Plus 145, ING GoldenSelect DVA Plus - Annual Ratchet (post January 2000), ING GoldenSelect DVA Plus - 5.5% Solution (post 2000), ING GoldenSelect Access - Standard (post January 2000 and post 2000), ING GoldenSelect Premium Plus - Standard (post January 2000 and post 2000), ING GoldenSelect ES II - Deferred Ratchet (post 2000), ING GoldenSelect Generations - Deferred Ratchet, ING GoldenSelect Opportunities Variable 145; ING SmartDesign Signature Variable Annuity 145, Wells Fargo ING Opportunities Variable Annuity 145, Fleet Premium Plus 145, ING Golden Select DVA Plus 145, ING GoldenSelect Access 145, ING GoldenSelect ESII 145, ING GoldenSelect Generations Variable Annuity 145, ING GoldenSelect Opportunities Variable 145, ING GoldenSelect Premium Plus 145, ING SmartDesign Signature Variable Annuity 145, Wells Fargo ING Opportunities Variable Annuity 145

Band 8

Fleet Premium Plus 155, ING Golden Select DVA Plus 155, ING Golden Select DVA Plus - 7% Solution (pre February 2000), ING Golden Select DVA Plus - Annual Ratchet (post 2000), ING GoldenSelect DVA Plus - Max 5.5 (post January 2000), ING GoldenSelect Access - Annual Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ING

GoldenSelect Premium Plus - Annual Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ING GoldenSelect ES II - 5.5% Solution (post 2000), Opportunities - 5.5% Solution; Wells Fargo ING Opportunities Variable Annuity 155, ING GoldenSelect Access 155, ING GoldenSelect ESII 155, ING GoldenSelect Generations Variable Annuity 155, ING GoldenSelect Opportunities Variable 155, ING GoldenSelect Premium Plus 155

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

Notes to Financial Statements

Bands	Products
Band 9	Fleet Premium Plus 160, ING GoldenSelect DVA Plus - Max 5.5 (post 2000), ING
GoldenSelect Access - Annual Ratchet (post January 2000), ING Golden Select Access - 5.5%
Solution (post January 2000 and post 2000), ING GoldenSelect Premium Plus - Annual
Ratchet (post January 2000), ING GoldenSelect Premium Plus - 5.5% Solution (post January
2000 and post 2000), ING SmartDesign Advantage Variable Annuity 160, ING SmartDesign
Signature Variable Annuity 160, ING Golden Select DVA Plus 160, ING GoldenSelect Access
160, ING GoldenSelect Premium Plus 160
Band 10	ING GoldenSelect DVA Plus - 7% Solution (post January 2000 and post 2000), ING
GoldenSelect ES II - Annual Ratchet (post 2000), ING GoldenSelect Generations - Annual
Ratchet, ING GoldenSelect Landmark - Standard, ING GoldenSelect Legends – Standard,
Wells Fargo ING Landmark - Standard, Wells Fargo ING Landmark Variable Annuity 165,
ING GoldenSelect Opportunities - Annual Ratchet, WellsFargo ING Opportunities - Annual
Ratchet, ING SmartDesign Advantage Variable Annuity 165, ING Golden Select DVA Plus
165, ING GoldenSelect ESII 165, ING GoldenSelect Generations Variable Annuity 165, ING
GoldenSelect Landmark Variable Annuity 165, ING GoldenSelect Legends - Standard, ING
GoldenSelect Opportunities Variable 165, ING Simplicity Variable Annuity125, Wells Fargo
ING Opportunities Variable Annuity 165
Band 11	Fleet Premium Plus 170, ING GoldenSelect Access - 7% Solution (pre February 2000), ING
GoldenSelect Access - Annual Ratchet (post 2000), ING GoldenSelect Access - Max 5.5 (post
January 2000), ING GoldenSelect DVA Plus - Annual Ratchet (post 2000), ING Golden Select
DVA Plus 155, ING GoldenSelect ES II - Max 5.5 (post 2000), ING GoldenSelect Premium
Plus - 7% Solution (pre February 2000), ING GoldenSelect Premium Plus - Annual Ratchet
(post 2000), ING Golden Select Premium Plus - Max 5.5 (post January 2000), ING Golden
Select Opportunities - Max 5.5, Wells Fargo Opportunities - Max 5.5, ING GoldenSelect
Access 170, ING GoldenSelect ESII 170, ING GoldenSelect Generations Variable Annuity
170, ING GoldenSelect Opportunities Variable 170, ING GoldenSelect Premium Plus 170,
Wells Fargo ING Opportunities Variable Annuity 170
Band 12	ING Golden Select Access - Max 5.5 (post 2000), ING Golden Select DVA Plus - Max 7 (post
January 2000 and post 2000), ING GoldenSelect Premium Plus - Max 5.5 (post 2000), ING
GoldenSelect ES II - 7% Solution (post 2000), ING GoldenSelect Generations - 7% Solution,
ING Golden Select Opportunities - 7% Solution, Wells Fargo ING Opportunities Variable
Annuity 175, ING Golden Select DVA Plus 175, ING GoldenSelect Access 175, ING
GoldenSelect DVA Plus, ING GoldenSelect ESII 175, ING GoldenSelect Generations Variable
Annuity 175, ING GoldenSelect Opportunities Variable 175, ING GoldenSelect Premium Plus
175
Band 13	ING GoldenSelect Access - 7% Solution (post January 2000 and post 2000), ING
GoldenSelect Access - Standard (post April 2001), ING GoldenSelect Generations Variable
Annuity 150, ING GoldenSelect Premium Plus - 7% Solution (post January 2000 and post
2000), ING GoldenSelect Landmark - 5.5% Solution, ING SmartDesign Advantage Variable
Annuity, Wells Fargo ING Landmark - 5.5% Solution, Wells Fargo ING Opportunities
Variable Annuity 180, Fleet Premium Plus 180, ING GoldenSelect Access 180, ING
GoldenSelect ESII 180, ING GoldenSelect Generations Variable Annuity 180, ING
GoldenSelect Landmark Variable Annuity 180, ING GoldenSelect Opportunities Variable 180,
ING GoldenSelect Premium Plus 180, ING SmartDesign Advantage Variable Annuity 180,
Wells Fargo ING Landmark Variable Annuity 180
Band 14	Fleet Premium Plus 190, ING GoldenSelect Access - Max 7 (post January 2000 and post
2000), ING GoldenSelect Landmark - Annual Ratchet, ING GoldenSelect Legends – Quarterly,
ING GoldenSelect Premium Plus - Max 7 (post January 2000 and post 2000), ING
GoldenSelect Premium Plus, ING GoldenSelect Premium Plus (Citigroup/Smith Barney),
Wells Fargo ING Landmark - Annual Ratchet, ING GoldenSelect Access 190, ING
GoldenSelect Landmark Variable Annuity 190, ING GoldenSelect Legends - Quarterly, ING
GoldenSelect Premium Plus 190, Wells Fargo ING Landmark Variable Annuity 190

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

Notes to Financial Statements

Bands	Products
Band 15	ING GoldenSelect Access - 5.5% Solution (post April 2001), ING GoldenSelect ES II 195,
ING GoldenSelect Generations Variable Annuity 195, ING GoldenSelect Landmark - Max 5.5,
ING GoldenSelect Legends –WA Combo, ING Golden Select Opportunities Variable 195,
ING GoldenSelect Opportunities Variable 195, ING GoldenSelect Premium Plus 195, ING
SmartDesign Advantage, ING SmartDesign Advantage Variable Annuity 195, ING
SmartDesign Signature Variable Annuity, ING SmartDesign Signature Variable Annuity 195,
Wells Fargo ING Landmark - Max 5.5, Wells Fargo ING Opportunities Variable Annuity 195,
ING GoldenSelect Access 195, ING GoldenSelect Landmark Variable Annuity 195, ING
SmartDesign Signature Variable Annuity 195, Wells Fargo ING Landmark Variable Annuity
195
Band 16	ING GoldenSelect Access - Annual Ratchet (post April 2001), ING GoldenSelect Landmark
Variable Annuity 205, Wells Fargo ING Landmark Variable Annuity 205, ING GoldenSelect
Access 205, ING GoldenSelect Legends 205
Band 17	ING GoldenSelect Access - Max 5.5 (post April 2001), ING GoldenSelect Landmark
(Citigroup/Smith Barney), ING GoldenSelect Landmark - Max 7, ING GoldenSelect Legends –
Combo, ING GoldenSelect Premium Plus 210, Wells Fargo ING Landmark Variable Annuity,
Wells Fargo Landmark - Max 7, ING GoldenSelect Access 210, ING GoldenSelect Landmark
Variable Annuity 210, Wells Fargo ING Landmark Variable Annuity 210
Band 18	ING GoldenSelect Access - 7% Solution (post April 2001), ING GoldenSelect Access 215
Band 19	ING GoldenSelect Access, ING GoldenSelect Access (Citigroup/Smith Barney), ING
GoldenSelect Access - Max 7 (post April 2001) ING SmartDesign Advantage Variable
Annuity 225, ING GoldenSelect Access 225
Band 20	ING GoldenSelect ESII, ING GoldenSelect ES II - Max 7 (post 2000), ING GoldenSelect
Generations, ING GoldenSelect Generations - Max 7, ING GoldenSelect Opportunities, ING
GoldenSelect Opportunities - Max 7, ING SmartDesign Advantage Variable Annuity 185,
Wells Fargo ING Opportunities Variable Annuity, Wells Fargo ING Opportunities - Max 7,
ING GoldenSelect ESII 185, ING GoldenSelect Generations Variable Annuity 185, ING
GoldenSelect Opportunities Variable 185, Wells Fargo ING Opportunities Variable Annuity
185
Band 21	ING GoldenSelect Landmark - 7% Solution, ING SmartDesign Advantage Variable Annuity
200, Wells Fargo ING Landmark - 7% Solution, ING GoldenSelect Landmark Variable
Annuity 200, Wells Fargo ING Landmark Variable Annuity 200
Band 22	Granite PrimElite - Standard, ING GoldenSelect Granite PrimElite 125
Band 23	ING GoldenSelect Granite PrimElite - Annual Ratchet; ING GoldenSelect Granite PrimElite
140
Band 24	ING GoldenSelect Access One
Band 25	ING GoldenSelect Value
Band 26	ING SmartDesign Variable Annuity Option I, ING SmartDesign Variable Annuity 095
Band 27	ING SmartDesign Variable Annuity Option II, ING SmartDesign Variable Annuity 125
Band 28	ING SmartDesign Variable Annuity, ING SmartDesign Variable Annuity Option III, ING
SmartDesign Variable Annuity 140
Band 29	ING SmartDesign Variable Annuity Bonus Option I, ING SmartDesign Variable Annuity 145
Band 30	ING SmartDesign Variable Annuity Bonus Option II, ING SmartDesign Variable Annuity 175
Band 31	ING SmartDesign Variable Annuity Bonus Option III, ING SmartDesign Variable Annuity 190
Band 32	ING SmartDesign Advantage Bonus Option I, ING SmartDesign Advantage Variable Annuity
220
Band 33	ING SmartDesign Advantage Bonus Option II, ING SmartDesign Advantage Variable Annuity
240

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

Notes to Financial Statements

Bands	Products
Band 34	ING SmartDesign Advantage Bonus Option III, ING SmartDesign Advantage Variable
Annuity 255
Band 35	ING Rollover Choice Option I (prior to August 7, 2003), ING Focus VA Option I, ING Focus
Variable Annuity 075, ING Rollover Choice 075
Band 36	ING Rollover Choice Option II (prior to August 7, 2003), ING Focus VA Option I, ING Focus
VA Option II, ING Focus Variable Annuity 095, ING Rollover Choice 095
Band 37	ING Rollover Choice Option III (prior to August 7, 2003), ING Rollover Choice 110
Band 38	ING Rollover Choice Option I, ING Rollover Choice 100
Band 39	ING Rollover Choice Option II, ING Rollover Choice 120
Band 40	ING Rollover Choice Option III, ING Rollover Choice 135
Band 41	ING SmartDesign Signature Option I, ING SmartDesign Signature Variable Annuity 175
Band 42	ING SmartDesign Signature Option II, ING SmartDesign Signature Variable Annuity 210
Band 43	ING SmartDesign Signature Option III
Band 44	ING SmartDesign Advantage Variable Annuity 245
Band 45	ING SmartDesign Advantage Variable Annuity 260
Band 46	ING GoldenSelect Landmark Variable Annuity 220, ING GoldenSelect Legends 220, Wells
Fargo ING Landmark Variable Annuity 220
Band 47	ING GoldenSelect Access 235
Band 49	ING Simplicity Variable Annuity 200
Band 50	ING Architect Variable Annuity 180
Band 51	ING Architect Variable Annuity 210
Band 52	ING Architect Variable Annuity 145
Band 53	ING Architect Variable Annuity 170
Band 54	ING Architect Variable Annuity 200
Band 55	ING Architect Variable Annuity 155
Band 56	ING Architect Variable Annuity 115
Band 57	ING Architect Variable Annuity 170
Band 58	ING Architect Variable Annuity 195
Band 59	ING Architect Variable Annuity 225
Band 60	ING Architect Variable Annuity 160
Band 61	ING Architect Variable Annuity 185
Band 62	ING Architect Variable Annuity 215
Band 64	ING Architect Variable Annuity 200

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Notes to Financial Statements 10. Financial Highlights

A summary of unit values, units outstanding and net assets for variable annuity Contracts, expense ratios, excluding expenses of underlying Funds, investment income ratios, and total return for the years ended December 31, 2009, 2008, 2007, 2006 and 2005, follows:

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
AIM V.I. Leisure Fund - Series I Shares
2009	2,010	$8.46	to	$10.67	$20,121	1.81%	0.95%	to	2.60%	29.41%	to	31.57%
2008	2,328	$6.53	to	$8.11	$17,862	1.00%	0.95%	to	2.60%	-44.54%	to	-43.60%
2007	3,083	$11.74	to	$14.38	$42,305	1.58%	0.95%	to	2.60%	-3.39%	to	-1.78%
2006	3,723	$12.12	to	$14.64	$52,417	1.08%	0.95%	to	2.60%	21.32%	to	23.44%
2005	4,687	$9.96	to	$11.86	$53,911	1.11%	0.95%	to	2.60%	-3.68%	to	-2.15%
BlackRock Global Allocation V.I. Fund - Class III
2009	102,963	$9.33	to	$9.61	$975,605	2.36%	0.95%	to	2.60%	17.80%	to	19.83%
2008	49,903	$7.92	to	$8.02	$397,800	(d)	0.95%	to	2.60%		(d)
2007	(d)		(d)		(d)	(d)		(d)			(d)
2006	(d)		(d)		(d)	(d)		(d)			(d)
2005	(d)		(d)		(d)	(d)		(d)			(d)
Columbia Asset Allocation Fund, Variable Series -
Class A
2009	22	$13.63	to	$14.00	$308	3.86%	1.40%	to	1.80%	21.81%	to	22.27%
2008	23	$11.19	to	$11.45	$262	3.66%	1.40%	to	1.80%	-29.62%	to	-29.36%
2007	41	$15.82	to	$16.21	$668	2.48%	1.40%	to	1.90%	7.11%	to	7.64%
2006	36	$14.77	to	$15.06	$540	2.44%	1.40%	to	1.90%	9.65%	to	10.25%
2005	38	$13.47	to	$13.66	$523	2.49%	1.40%	to	1.90%	4.65%	to	5.08%
Columbia Federal Securities Fund, Variable Series -
Class A
2009	2	$11.70	to	$11.98	$22	8.16%	1.45%	to	1.80%	0.09%	to	0.42%
2008	2	$11.69	to	$11.93	$27	9.35%	1.45%	to	1.80%	6.18%	to	6.52%
2007	7	$11.01	to	$11.23	$80	6.21%	1.40%	to	1.80%	4.26%	to	4.76%
2006	8	$10.56	to	$10.72	$81	5.54%	1.40%	to	1.80%	1.83%	to	2.29%
2005	8	$10.37	to	$10.48	$85	5.71%	1.40%	to	1.80%	0.78%	to	1.06%

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Columbia Large Cap Growth Fund, Variable Series -
Class A
2009	33	$9.95	to	$10.20	$331	0.68%	1.40%	to	1.90%	32.31%	to	32.99%
2008	34	$7.52	to	$7.67	$258	0.27%	1.40%	to	1.90%	-41.57%	to	-41.26%
2007	37	$12.87	to	$13.06	$484	0.39%	1.40%	to	1.90%	13.49%	to	14.16%
2006	48	$11.34	to	$11.44	$547	0.35%	1.40%	to	1.90%	8.21%	to	8.65%
2005	49	$10.48	to	$10.53	$515	(a)	1.40%	to	1.90%		(a)
Columbia Small Cap Value Fund, Variable Series -
Class B
2009	9,211	$10.05	to	$17.36	$150,066	0.85%	0.95%	to	2.35%	21.97%	to	23.89%
2008	10,670	$8.24	to	$14.06	$141,739	0.46%	0.95%	to	2.45%	-29.89%	to	-28.85%
2007	13,631	$11.74	to	$19.82	$256,889	0.27%	0.95%	to	2.60%	-5.11%	to	-3.56%
2006	16,991	$12.34	to	$20.60	$335,177	0.34%	0.95%	to	2.60%	16.24%	to	18.25%
2005	20,661	$10.59	to	$17.48	$348,817	-	0.95%	to	2.60%	3.09%	to	4.17%
Columbia Small Company Growth Fund, Variable
Series - Class A
2009	2	$14.55	to	$14.90	$25	-	1.45%	to	1.80%	23.41%	to	23.86%
2008	4	$11.79	to	$12.07	$51	-	1.40%	to	1.80%	-41.89%	to	-41.63%
2007	4	$20.29	to	$20.68	$91	-	1.40%	to	1.80%	11.42%	to	11.84%
2006	4	$18.21	to	$18.49	$82	-	1.40%	to	1.80%	10.36%	to	10.85%
2005	5	$16.50	to	$16.68	$78	-	1.40%	to	1.80%	0.86%	to	1.28%
Fidelity® VIP Equity-Income Portfolio - Service Class 2
2009	19,074	$7.72	to	$11.70	$183,254	1.91%	0.75%	to	2.60%	26.51%	to	28.93%
2008	22,259	$6.01	to	$9.10	$167,056	2.07%	0.75%	to	2.60%	-44.30%	to	-43.24%
2007	28,026	$11.47	to	$16.08	$373,387	1.66%	0.75%	to	2.60%	-1.39%	to	0.50%
2006	28,119	$11.61	to	$16.03	$376,023	2.91%	0.75%	to	2.60%	16.83%	to	19.05%
2005	24,383	$10.48	to	$13.50	$276,545	1.36%	0.75%	to	2.60%	2.87%	to	4.79%
Fidelity® VIP Contrafund® Portfolio - Service Class 2
2009	66,360	$7.79	to	$14.91	$795,683	1.12%	0.75%	to	2.60%	31.90%	to	34.45%
2008	72,902	$5.89	to	$11.12	$656,498	0.94%	0.75%	to	2.60%	-44.18%	to	-43.14%
2007	57,227	$12.58	to	$19.59	$922,587	0.87%	0.75%	to	2.60%	14.18%	to	16.41%
2006	39,889	$10.97	to	$16.87	$561,251	1.09%	0.75%	to	2.60%	8.54%	to	10.61%
2005	20,525	$11.89	to	$15.29	$267,908	0.04%	0.75%	to	2.60%	13.64%	to	15.83%

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Franklin Small Cap Value Securities Fund - Class 2
2009	799	$14.56	to	$15.26	$12,115	1.65%	0.75%	to	1.35%	27.41%	to	28.14%
2008	611	$11.40	to	$11.94	$7,246	1.14%	0.75%	to	1.35%	-33.92%	to	-33.50%
2007	479	$17.21	to	$18.00	$8,548	0.71%	0.75%	to	1.35%	-3.75%	to	-3.14%
2006	304	$17.83	to	$18.63	$5,563	0.60%	0.75%	to	1.35%	15.42%	to	16.12%
2005	152	$15.41	to	$16.08	$2,400	0.59%	0.75%	to	1.35%	7.34%	to	7.94%
ING Balanced Portfolio - Class S
2009	654	$8.76	to	$12.11	$6,899	4.06%	0.75%	to	2.20%	16.33%	to	18.15%
2008	724	$7.46	to	$10.25	$6,399	3.34%	0.75%	to	2.55%	-30.08%	to	-28.87%
2007	814	$10.66	to	$14.41	$9,901	2.48%	0.75%	to	2.60%	2.60%	to	4.57%
2006	908	$10.39	to	$13.78	$10,361	1.04%	0.75%	to	2.60%	8.13%	to	8.76%
2005	254	$12.18	to	$12.67	$3,170	2.07%	0.75%	to	1.35%	2.61%	to	3.26%
ING Intermediate Bond Portfolio - Class S
2009	106,012	$9.60	to	$12.91	$1,241,312	6.19%	0.75%	to	2.60%	8.41%	to	10.44%
2008	104,672	$8.83	to	$11.69	$1,122,300	6.23%	0.75%	to	2.60%	-11.04%	to	-9.31%
2007	88,836	$10.20	to	$12.89	$1,068,161	4.53%	0.75%	to	2.60%	2.96%	to	4.88%
2006	53,039	$10.12	to	$12.29	$616,032	5.04%	0.75%	to	2.60%	1.10%	to	3.02%
2005	26,206	$10.01	to	$11.93	$300,774	3.92%	0.75%	to	2.60%	0.71%	to	2.14%
ING American Funds Asset Allocation Portfolio
2009	35,172	$8.60	to	$8.81	$306,208	1.71%	0.95%	to	2.35%	20.45%	to	22.19%
2008	20,680	$7.13	to	$7.21	$148,369	(d)	0.95%	to	2.60%		(d)
2007	(d)		(d)		(d)	(d)		(d)			(d)
2006	(d)		(d)		(d)	(d)		(d)			(d)
2005	(d)		(d)		(d)	(d)		(d)			(d)
ING American Funds Bond Portfolio
2009	49,758	$9.60	to	$10.04	$484,377	3.65%	0.75%	to	2.60%	9.18%	to	11.35%
2008	28,568	$8.77	to	$9.04	$252,168	(d)	0.75%	to	2.60%		(d)
2007	(d)		(d)		(d)	(d)		(d)			(d)
2006	(d)		(d)		(d)	(d)		(d)			(d)
2005	(d)		(d)		(d)	(d)		(d)			(d)

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING American Funds Growth Portfolio
2009	181,605	$7.75	to	$12.48	$2,104,447	1.86%	0.75%	to	2.60%	35.05%	to	37.77%
2008	181,107	$5.72	to	$9.09	$1,544,265	0.86%	0.75%	to	2.60%	-45.73%	to	-44.72%
2007	156,541	$12.02	to	$16.46	$2,455,766	0.26%	0.75%	to	2.60%	8.83%	to	10.93%
2006	138,030	$10.99	to	$14.87	$1,979,019	0.18%	0.75%	to	2.60%	6.76%	to	8.77%
2005	113,508	$10.57	to	$13.69	$1,516,773	-	0.75%	to	2.60%	12.69%	to	14.48%
ING American Funds Growth-Income Portfolio
2009	127,548	$8.12	to	$11.61	$1,376,389	2.28%	0.75%	to	2.60%	27.18%	to	29.60%
2008	127,441	$6.36	to	$8.98	$1,074,885	1.56%	0.75%	to	2.60%	-39.84%	to	-38.66%
2007	114,229	$11.40	to	$14.67	$1,595,008	1.00%	0.75%	to	2.60%	1.81%	to	3.73%
2006	100,590	$11.15	to	$14.17	$1,374,118	0.69%	0.75%	to	2.60%	11.59%	to	13.72%
2005	84,695	$10.10	to	$12.48	$1,031,247	0.35%	0.75%	to	2.60%	2.55%	to	4.26%
ING American Funds International Portfolio
2009	84,125	$8.00	to	$18.25	$1,387,295	3.37%	0.75%	to	2.60%	38.56%	to	41.37%
2008	80,618	$5.75	to	$12.94	$953,776	1.98%	0.75%	to	2.60%	-43.93%	to	-42.92%
2007	72,838	$13.49	to	$22.71	$1,548,000	0.88%	0.75%	to	2.60%	16.30%	to	18.47%
2006	58,897	$11.54	to	$19.20	$1,078,309	0.71%	0.75%	to	2.60%	15.21%	to	17.53%
2005	43,010	$10.99	to	$16.38	$683,490	0.49%	0.75%	to	2.60%	17.83%	to	19.82%
ING American Funds World Allocation Portfolio -
Service Class
2009	8,491	$11.91	to	$13.13	$102,079	0.49%	0.95%	to	2.35%	31.60%	to	33.44%
2008	1,447	$9.05	to	$9.09	$13,128	(d)	1.00%	to	2.35%		(d)
2007	(d)		(d)		(d)	(d)		(d)			(d)
2006	(d)		(d)		(d)	(d)		(d)			(d)
2005	(d)		(d)		(d)	(d)		(d)			(d)
ING Artio Foreign Portfolio - Service Class
2009	46,393	$6.65	to	$14.60	$601,656	3.12%	0.80%	to	2.60%	17.18%	to	19.31%
2008	45,525	$5.66	to	$12.36	$499,269	-	0.80%	to	2.60%	-45.12%	to	-44.08%
2007	45,509	$13.89	to	$22.32	$908,393	0.08%	0.80%	to	2.60%	13.41%	to	15.51%
2006	36,012	$12.18	to	$19.50	$630,618	-	0.80%	to	2.60%	25.82%	to	28.14%
2005	25,762	$11.80	to	$15.36	$356,543	0.07%	0.80%	to	2.60%	12.41%	to	14.30%

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Artio Foreign Portfolio - Service 2 Class
2009	3,309	$10.93	to	$15.91	$46,737	2.84%	1.40%	to	2.20%	17.40%	to	18.38%
2008	3,270	$9.31	to	$13.44	$38,955	-	1.40%	to	2.20%	-44.98%	to	-44.49%
2007	3,447	$16.92	to	$24.21	$74,247	-	1.40%	to	2.20%	13.71%	to	14.58%
2006	3,419	$14.88	to	$21.13	$64,469	-	1.40%	to	2.20%	26.21%	to	27.29%
2005	2,592	$11.79	to	$16.60	$39,182	0.03%	1.40%	to	2.20%	12.64%	to	13.54%
ING BlackRock Inflation Protected Bond Portfolio -
Service Class
2009	15,090	$10.49	to	$10.64	$159,401	(e)	0.75%	to	2.60%		(e)
2008	(e)		(e)		(e)	(e)		(e)			(e)
2007	(e)		(e)		(e)	(e)		(e)			(e)
2006	(e)		(e)		(e)	(e)		(e)			(e)
2005	(e)		(e)		(e)	(e)		(e)			(e)
ING BlackRock Large Cap Growth Portfolio -
Institutional Class
2009	19	$7.58	to	$7.71	$148	0.72%	0.75%	to	1.35%	28.69%	to	29.58%
2008	22	$5.89	to	$5.95	$131	-	0.75%	to	1.35%	-39.71%	to	-39.35%
2007	25	$9.77	to	$9.81	$244	(c)	0.75%	to	1.35%		(c)
2006	(c)		(c)		(c)	(c)		(c)			(c)
2005	(c)		(c)		(c)	(c)		(c)			(c)
ING BlackRock Large Cap Growth Portfolio -
Service Class
2009	13,216	$8.21	to	$10.60	$130,165	0.32%	0.75%	to	2.60%	26.78%	to	29.32%
2008	12,227	$6.41	to	$8.22	$94,345	-	0.75%	to	2.60%	-40.61%	to	-39.55%
2007	11,875	$10.92	to	$13.69	$153,507	-	0.75%	to	2.60%	3.98%	to	5.97%
2006	11,782	$10.38	to	$12.92	$145,523	-	0.75%	to	2.60%	4.34%	to	6.25%
2005	12,937	$10.88	to	$12.16	$151,911	-	0.80%	to	2.60%	7.76%	to	9.39%
ING BlackRock Large Cap Value Portfolio - Service
Class
2009	2,532	$8.02	to	$10.76	$25,192	0.39%	0.90%	to	2.35%	10.27%	to	11.85%
2008	3,077	$7.26	to	$9.62	$27,597	0.31%	0.90%	to	2.35%	-36.86%	to	-35.91%
2007	4,072	$11.46	to	$15.01	$57,552	0.41%	0.90%	to	2.60%	1.59%	to	3.33%
2006	5,107	$11.24	to	$14.53	$70,539	0.59%	0.80%	to	2.60%	13.51%	to	15.32%
2005	3,466	$10.53	to	$12.64	$42,124	-	0.80%	to	2.45%	2.92%	to	4.46%

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING BlackRock Large Cap Value Portfolio - Service 2
Class
2009	198	$8.48	to	$12.45	$2,189	0.23%	1.40%	to	2.20%	10.22%	to	11.06%
2008	220	$7.69	to	$11.21	$2,212	0.15%	1.40%	to	2.20%	-36.86%	to	-36.31%
2007	270	$12.18	to	$17.60	$4,303	0.23%	1.40%	to	2.20%	1.84%	to	2.62%
2006	291	$11.96	to	$17.15	$4,559	0.51%	1.40%	to	2.20%	13.69%	to	14.64%
2005	225	$10.52	to	$14.96	$3,132	-	1.40%	to	2.20%	2.92%	to	3.60%
ING Clarion Global Real Estate Portfolio - Service Class
2009	16,302	$7.49	to	$9.65	$151,036	2.43%	0.75%	to	2.60%	29.94%	to	32.34%
2008	16,758	$5.69	to	$7.30	$118,550	-	0.75%	to	2.60%	-42.79%	to	-41.83%
2007	11,754	$11.74	to	$12.55	$145,395	3.55%	0.95%	to	2.60%	-9.70%	to	-8.19%
2006	5,601	$12.93	to	$13.67	$76,113	(b)	0.95%	to	2.60%		(b)
2005	(b)		(b)		(b)	(b)		(b)			(b)
ING Clarion Global Real Estate Portfolio - Service 2 Class
2009	247	$9.16	to	$9.44	$2,299	2.15%	1.40%	to	2.20%	30.30%	to	31.48%
2008	239	$7.03	to	$7.18	$1,695	-	1.40%	to	2.20%	-42.61%	to	-42.19%
2007	222	$12.25	to	$12.42	$2,736	3.30%	1.40%	to	2.20%	-9.46%	to	-8.68%
2006	133	$13.53	to	$13.60	$1,807	(b)	1.40%	to	2.20%		(b)
2005	(b)		(b)		(b)	(b)		(b)			(b)
ING Clarion Real Estate Portfolio - Service Class
2009	7,573	$7.94	to	$64.36	$307,226	3.51%	0.50%	to	2.60%	32.26%	to	35.21%
2008	8,954	$5.97	to	$47.60	$270,838	1.26%	0.50%	to	2.60%	-40.10%	to	-38.82%
2007	11,227	$9.92	to	$77.80	$578,834	1.18%	0.50%	to	2.60%	-19.87%	to	-18.16%
2006	14,683	$12.29	to	$95.06	$970,402	1.16%	0.50%	to	2.60%	34.09%	to	36.95%
2005	13,345	$11.63	to	$69.41	$683,995	1.06%	0.50%	to	2.60%	13.76%	to	16.21%
ING Clarion Real Estate Portfolio - Service 2 Class
2009	1,228	$10.01	to	$18.07	$18,836	3.33%	1.40%	to	2.20%	32.76%	to	33.80%
2008	1,378	$7.54	to	$13.51	$15,856	1.08%	1.40%	to	2.20%	-39.97%	to	-39.44%
2007	1,592	$12.56	to	$22.31	$30,569	1.05%	1.40%	to	2.20%	-19.69%	to	-19.02%
2006	1,706	$15.64	to	$27.55	$40,981	1.18%	1.40%	to	2.20%	34.36%	to	35.51%
2005	1,604	$11.64	to	$20.33	$28,990	1.02%	1.40%	to	2.20%	14.13%	to	14.92%

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Evergreen Health Sciences Portfolio - Service
Class
2009	16,988	$8.19	to	$11.11	$179,816	-	0.90%	to	2.60%	16.96%	to	19.08%
2008	18,362	$6.98	to	$9.33	$164,749	0.14%	0.90%	to	2.60%	-30.52%	to	-29.35%
2007	16,047	$11.93	to	$13.21	$205,635	0.13%	0.80%	to	2.60%	5.72%	to	7.68%
2006	16,005	$11.22	to	$12.28	$192,226	-	0.80%	to	2.60%	10.88%	to	12.96%
2005	14,969	$10.26	to	$10.96	$160,600	0.01%	0.80%	to	2.60%	7.63%	to	9.37%
ING Evergreen Omega Portfolio - Service Class
2009	7,714	$11.30	to	$13.39	$93,436	0.43%	0.75%	to	2.35%	39.16%	to	41.39%
2008	1,030	$8.12	to	$9.47	$8,916	0.14%	0.75%	to	2.55%	-29.38%	to	-28.09%
2007	701	$11.48	to	$13.17	$8,527	0.08%	0.75%	to	2.55%	8.85%	to	10.77%
2006	950	$10.53	to	$11.89	$10,532	-	0.75%	to	2.60%	2.84%	to	4.85%
2005	748	$10.22	to	$11.34	$7,994	-	0.75%	to	2.60%	1.72%	to	2.95%
ING Evergreen Omega Portfolio - Service 2 Class
2009	74	$11.30	to	$12.25	$879	-	1.40%	to	2.20%	38.99%	to	40.16%
2008	94	$8.13	to	$8.74	$802	-	1.40%	to	2.20%	-29.18%	to	-28.65%
2007	109	$11.48	to	$12.25	$1,301	-	1.40%	to	2.20%	9.02%	to	9.87%
2006	122	$10.53	to	$11.15	$1,331	-	1.40%	to	2.20%	3.03%	to	4.01%
2005	91	$10.22	to	$10.72	$961	-	1.40%	to	2.20%	1.63%	to	2.29%
ING FMRSM Diversified Mid Cap Portfolio - Service
Class
2009	57,858	$8.48	to	$14.98	$766,006	0.46%	0.50%	to	2.60%	35.66%	to	38.45%
2008	59,892	$6.23	to	$10.82	$581,082	0.72%	0.50%	to	2.60%	-40.75%	to	-39.42%
2007	65,165	$12.21	to	$17.86	$1,061,996	0.15%	0.50%	to	2.60%	11.47%	to	13.53%
2006	43,307	$10.93	to	$15.29	$627,079	-	0.80%	to	2.60%	9.06%	to	11.10%
2005	43,185	$10.18	to	$13.79	$569,837	-	0.80%	to	2.60%	14.35%	to	15.88%
ING FMRSM Diversified Mid Cap Portfolio - Service 2
Class
2009	2,037	$11.61	to	$17.86	$32,436	0.34%	1.40%	to	2.20%	35.95%	to	37.17%
2008	2,176	$8.54	to	$13.02	$25,387	0.38%	1.40%	to	2.20%	-40.57%	to	-40.14%
2007	2,406	$14.37	to	$21.75	$47,072	0.01%	1.40%	to	2.20%	11.74%	to	12.69%
2006	2,079	$12.86	to	$19.30	$36,090	-	1.40%	to	2.20%	9.35%	to	10.22%
2005	1,777	$11.76	to	$17.51	$28,369	-	1.40%	to	2.20%	14.30%	to	15.12%

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Focus 5 Portfolio - Service Class
2009	22,107	$6.85	to	$7.77	$154,311	-	0.75%	to	2.35%	18.92%	to	21.03%
2008	22,447	$5.76	to	$6.42	$130,749	2.64%	0.75%	to	2.35%	-44.40%	to	-43.67%
2007	9,583	$10.36	to	$10.42	$99,541	(c)	1.00%	to	2.35%		(c)
2006	(c)		(c)		(c)	(c)		(c)			(c)
2005	(c)		(c)		(c)	(c)		(c)			(c)
ING Franklin Income Portfolio - Service Class
2009	43,601	$9.11	to	$10.25	$431,653	6.53%	0.95%	to	2.60%	28.61%	to	30.74%
2008	37,779	$7.10	to	$7.84	$288,417	3.41%	0.95%	to	2.60%	-31.12%	to	-29.89%
2007	31,117	$10.83	to	$11.20	$342,076	1.18%	0.95%	to	2.60%	-0.09%	to	1.64%
2006	14,383	$10.84	to	$11.02	$156,693	(b)	0.95%	to	2.60%		(b)
2005	(b)		(b)		(b)	(b)		(b)			(b)
ING Franklin Income Portfolio - Service 2 Class
2009	799	$9.69	to	$9.99	$7,857	6.74%	1.40%	to	2.20%	28.86%	to	30.08%
2008	770	$7.52	to	$7.68	$5,852	3.40%	1.40%	to	2.20%	-30.95%	to	-30.43%
2007	824	$10.89	to	$11.04	$9,020	1.27%	1.40%	to	2.20%	0.28%	to	1.10%
2006	268	$10.86	to	$10.92	$2,916	(b)	1.40%	to	2.20%		(b)
2005	(b)		(b)		(b)	(b)		(b)			(b)
ING Franklin Mutual Shares Portfolio - Service Class
2009	20,839	$7.89	to	$9.21	$187,539	0.13%	0.95%	to	2.60%	23.25%	to	25.34%
2008	20,205	$6.38	to	$7.35	$146,314	3.71%	0.95%	to	2.60%	-39.44%	to	-38.34%
2007	16,820	$11.79	to	$11.92	$199,485	(c)	0.95%	to	2.60%		(c)
2006	(c)		(c)		(c)	(c)		(c)			(c)
2005	(c)		(c)		(c)	(c)		(c)			(c)
ING Franklin Templeton Founding Strategy Portfolio -
Service Class
2009	109,090	$7.57	to	$8.81	$849,891	2.86%	0.75%	to	2.60%	26.80%	to	29.37%
2008	112,503	$5.97	to	$6.81	$684,019	0.13%	0.75%	to	2.60%	-37.36%	to	-36.31%
2007	54,307	$9.53	to	$9.64	$520,590	(c)	0.95%	to	2.60%		(c)
2006	(c)		(c)		(c)	(c)		(c)			(c)
2005	(c)		(c)		(c)	(c)		(c)			(c)

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Global Resources Portfolio - Service Class
2009	22,047	$7.96	to	$42.27	$692,061	0.33%	0.80%	to	2.60%	33.93%	to	36.40%
2008	23,618	$5.92	to	$30.99	$547,001	2.07%	0.80%	to	2.60%	-42.56%	to	-41.47%
2007	20,069	$14.96	to	$52.95	$828,047	0.01%	0.80%	to	2.60%	29.83%	to	32.18%
2006	16,489	$11.47	to	$40.06	$529,809	0.18%	0.80%	to	2.60%	18.24%	to	20.44%
2005	13,480	$13.27	to	$33.26	$373,920	0.72%	0.80%	to	2.60%	34.63%	to	36.65%
ING Global Resources Portfolio - Service 2 Class
2009	1,285	$16.64	to	$25.82	$28,489	0.04%	1.40%	to	2.20%	34.19%	to	35.32%
2008	1,367	$12.40	to	$19.08	$22,531	1.65%	1.40%	to	2.20%	-42.38%	to	-41.90%
2007	1,436	$21.52	to	$32.84	$41,169	-	1.40%	to	2.20%	30.19%	to	31.20%
2006	1,445	$16.53	to	$25.03	$31,781	0.10%	1.40%	to	2.20%	18.49%	to	19.47%
2005	1,203	$13.95	to	$20.95	$22,547	0.75%	1.40%	to	2.20%	34.72%	to	35.69%
ING Janus Contrarian Portfolio - Service Class
2009	40,957	$6.93	to	$13.14	$460,273	0.58%	0.90%	to	2.60%	32.81%	to	35.22%
2008	48,636	$5.19	to	$9.72	$407,973	0.63%	0.90%	to	2.60%	-50.31%	to	-49.44%
2007	46,762	$14.17	to	$19.24	$784,615	-	0.90%	to	2.60%	17.74%	to	19.78%
2006	10,578	$11.99	to	$16.07	$149,666	0.42%	0.90%	to	2.60%	19.84%	to	22.00%
2005	6,969	$11.34	to	$13.19	$81,462	0.06%	0.90%	to	2.60%	12.73%	to	14.58%
ING Janus Contrarian Portfolio - Service 2 Class
2009	1,441	$10.89	to	$18.21	$21,856	0.31%	1.40%	to	2.20%	33.13%	to	34.29%
2008	1,646	$8.18	to	$13.56	$18,745	0.42%	1.40%	to	2.20%	-50.18%	to	-49.78%
2007	1,722	$16.42	to	$27.00	$39,413	-	1.40%	to	2.20%	18.13%	to	19.10%
2006	370	$13.90	to	$22.67	$7,234	0.34%	1.40%	to	2.20%	20.14%	to	21.10%
2005	225	$11.57	to	$18.72	$3,755	0.07%	1.40%	to	2.20%	13.00%	to	13.80%
ING JPMorgan Emerging Markets Equity Portfolio -
Service Class
2009	35,528	$8.23	to	$22.21	$692,447	1.48%	0.75%	to	2.60%	67.19%	to	70.19%
2008	35,629	$4.91	to	$13.05	$414,868	2.61%	0.75%	to	2.60%	-52.55%	to	-51.67%
2007	35,157	$18.01	to	$27.00	$867,350	0.89%	0.80%	to	2.60%	34.89%	to	37.40%
2006	27,668	$13.29	to	$19.65	$502,767	0.50%	0.80%	to	2.60%	32.26%	to	34.68%
2005	22,412	$13.00	to	$14.59	$305,326	0.07%	0.80%	to	2.60%	31.85%	to	33.73%

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING JPMorgan Emerging Markets Equity Portfolio -
Service 2 Class
2009	1,238	$20.02	to	$31.84	$33,336	1.14%	1.40%	to	2.20%	67.53%	to	68.91%
2008	1,298	$11.95	to	$18.85	$20,686	2.26%	1.40%	to	2.20%	-52.41%	to	-52.04%
2007	1,430	$25.11	to	$39.30	$47,813	0.89%	1.40%	to	2.20%	35.15%	to	36.32%
2006	1,436	$18.58	to	$28.83	$35,277	0.49%	1.40%	to	2.20%	32.71%	to	33.78%
2005	1,054	$14.00	to	$21.55	$19,778	0.08%	1.40%	to	2.20%	31.71%	to	32.62%
ING JPMorgan Small Cap Core Equity Portfolio -
Service Class
2009	12,649	$9.20	to	$13.24	$153,523	0.41%	0.90%	to	2.60%	23.95%	to	26.22%
2008	13,007	$7.38	to	$10.58	$126,323	0.47%	0.80%	to	2.60%	-31.75%	to	-30.53%
2007	16,728	$10.76	to	$15.37	$236,387	0.13%	0.80%	to	2.60%	-4.25%	to	-2.50%
2006	16,274	$11.18	to	$15.92	$239,483	-	0.80%	to	2.60%	13.63%	to	15.74%
2005	13,753	$10.36	to	$13.89	$177,486	-	0.80%	to	2.60%	-13.35%	to	1.91%
ING JPMorgan Small Cap Core Equity Portfolio -
Service 2 Class
2009	2,557	$9.62	to	$15.23	$34,226	0.22%	1.40%	to	2.20%	24.29%	to	25.35%
2008	2,792	$7.74	to	$12.15	$30,008	0.28%	1.40%	to	2.20%	-31.56%	to	-31.04%
2007	3,257	$11.31	to	$17.62	$50,959	-	1.40%	to	2.20%	-4.07%	to	-3.24%
2006	3,320	$11.79	to	$18.21	$54,102	-	1.40%	to	2.20%	13.91%	to	14.82%
2005	3,144	$10.35	to	$15.86	$45,409	-	1.40%	to	2.20%	1.34%	to	2.12%
ING Limited Maturity Bond Portfolio - Service Class
2009	5,258	$10.44	to	$27.44	$113,748	4.79%	0.50%	to	2.25%	4.76%	to	6.65%
2008	6,346	$9.94	to	$25.73	$130,395	6.53%	0.50%	to	2.25%	-2.48%	to	-0.73%
2007	8,412	$10.17	to	$25.92	$176,466	1.99%	0.50%	to	2.25%	3.35%	to	5.24%
2006	10,711	$18.26	to	$24.63	$216,291	3.51%	0.50%	to	2.25%	1.53%	to	3.31%
2005	13,640	$17.66	to	$23.84	$269,644	4.59%	0.50%	to	2.25%	-0.67%	to	1.10%
ING Liquid Assets Portfolio - Service Class
2009	97,754	$9.82	to	$19.41	$1,494,964	0.11%	0.75%	to	2.60%	-2.33%	to	-0.41%
2008	150,409	$10.01	to	$19.49	$2,331,467	2.26%	0.75%	to	2.60%	-0.19%	to	1.67%
2007	68,096	$10.32	to	$19.17	$1,050,018	4.98%	0.75%	to	2.60%	2.18%	to	4.18%
2006	46,163	$10.10	to	$18.40	$710,117	5.15%	0.75%	to	2.60%	1.92%	to	3.84%
2005	38,622	$9.89	to	$17.72	$582,359	3.06%	0.75%	to	2.60%	0.15%	to	2.01%

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Liquid Assets Portfolio - Service 2 Class
2009	3,118	$10.23	to	$10.58	$32,318	0.06%	1.40%	to	2.20%	-2.00%	to	-1.12%
2008	5,349	$10.40	to	$10.70	$56,288	2.09%	1.40%	to	2.20%	0.10%	to	0.85%
2007	2,311	$10.36	to	$10.64	$24,213	4.67%	1.40%	to	2.20%	2.44%	to	3.31%
2006	1,518	$10.07	to	$10.34	$15,430	4.99%	1.40%	to	2.20%	2.29%	to	3.11%
2005	1,143	$9.81	to	$10.08	$11,307	3.20%	1.40%	to	2.20%	0.40%	to	1.22%
ING Lord Abbett Affiliated Portfolio - Service Class
2009	5,806	$8.46	to	$11.24	$57,701	0.69%	0.90%	to	2.45%	15.79%	to	17.78%
2008	6,883	$7.23	to	$9.55	$58,611	2.38%	0.90%	to	2.60%	-38.24%	to	-37.15%
2007	8,922	$11.58	to	$15.21	$122,006	1.66%	0.90%	to	2.60%	1.44%	to	3.19%
2006	11,650	$11.28	to	$14.74	$155,652	0.80%	0.90%	to	2.60%	14.60%	to	16.57%
2005	10,892	$10.40	to	$12.66	$126,090	1.17%	0.90%	to	2.55%	2.87%	to	4.54%
ING Lord Abbett Affiliated Portfolio - Service 2 Class
2009	181	$8.73	to	$12.29	$1,991	0.57%	1.40%	to	2.20%	15.94%	to	16.94%
2008	200	$7.53	to	$10.51	$1,892	2.29%	1.40%	to	2.20%	-38.02%	to	-37.55%
2007	225	$12.15	to	$16.83	$3,428	1.63%	1.40%	to	2.20%	1.76%	to	2.56%
2006	245	$11.94	to	$16.41	$3,685	0.83%	1.40%	to	2.20%	14.70%	to	15.73%
2005	208	$10.41	to	$14.18	$2,804	1.27%	1.40%	to	2.20%	3.15%	to	3.89%
ING Marsico Growth Portfolio - Service Class
2009	34,422	$7.78	to	$15.53	$460,437	0.84%	0.80%	to	2.60%	25.61%	to	28.03%
2008	37,553	$6.17	to	$12.13	$397,436	0.52%	0.80%	to	2.60%	-41.84%	to	-40.80%
2007	41,695	$12.20	to	$20.49	$758,194	-	0.80%	to	2.60%	11.21%	to	13.20%
2006	44,891	$10.86	to	$18.69	$732,265	-	0.50%	to	2.60%	2.22%	to	4.41%
2005	51,436	$10.77	to	$17.90	$818,414	-	0.50%	to	2.60%	6.08%	to	8.35%
ING Marsico Growth Portfolio - Service 2 Class
2009	1,476	$9.04	to	$13.16	$17,480	0.69%	1.40%	to	2.20%	26.08%	to	27.03%
2008	1,535	$7.17	to	$10.36	$14,277	0.32%	1.40%	to	2.20%	-41.75%	to	-41.24%
2007	1,666	$12.31	to	$17.63	$26,446	-	1.40%	to	2.20%	11.50%	to	12.44%
2006	1,736	$11.04	to	$15.68	$24,784	-	1.40%	to	2.20%	2.51%	to	3.29%
2005	1,600	$10.77	to	$15.18	$22,546	-	1.40%	to	2.20%	6.47%	to	7.20%

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Marsico International Opportunities Portfolio -
Service Class
2009	14,798	$7.04	to	$12.48	$175,866	1.22%	0.75%	to	2.60%	33.99%	to	36.62%
2008	18,200	$5.23	to	$9.16	$160,191	1.13%	0.75%	to	2.60%	-50.83%	to	-49.95%
2007	16,499	$14.26	to	$18.30	$294,956	0.87%	0.90%	to	2.60%	17.41%	to	19.53%
2006	11,871	$12.08	to	$15.31	$179,220	0.03%	0.90%	to	2.60%	20.78%	to	22.89%
2005	10,005	$12.32	to	$12.46	$123,938	(a)	0.90%	to	2.60%		(a)
ING MFS Total Return Portfolio - Service Class
2009	35,805	$8.98	to	$28.47	$797,586	2.44%	0.50%	to	2.60%	14.78%	to	17.31%
2008	38,189	$7.77	to	$24.27	$740,739	5.93%	0.50%	to	2.60%	-24.37%	to	-22.73%
2007	43,202	$10.21	to	$31.41	$1,114,781	2.83%	0.50%	to	2.60%	1.28%	to	3.49%
2006	48,171	$11.08	to	$30.35	$1,227,770	2.28%	0.50%	to	2.60%	9.10%	to	11.38%
2005	53,957	$10.15	to	$27.25	$1,266,332	2.23%	0.50%	to	2.60%	0.19%	to	2.37%
ING MFS Total Return Portfolio - Service 2 Class
2009	2,933	$9.84	to	$12.80	$34,335	2.28%	1.40%	to	2.20%	15.09%	to	16.05%
2008	3,225	$8.55	to	$11.03	$32,705	5.67%	1.40%	to	2.20%	-24.13%	to	-23.51%
2007	3,710	$11.27	to	$14.42	$49,366	2.89%	1.40%	to	2.20%	1.53%	to	2.35%
2006	4,025	$11.10	to	$14.09	$52,787	2.19%	1.40%	to	2.20%	9.36%	to	10.25%
2005	4,017	$10.15	to	$12.78	$48,425	2.28%	1.40%	to	2.20%	0.47%	to	1.27%
ING MFS Utilities Portfolio - Service Class
2009	28,774	$8.04	to	$15.20	$416,638	5.29%	0.75%	to	2.60%	29.34%	to	31.87%
2008	31,245	$6.19	to	$11.55	$347,825	3.74%	0.75%	to	2.60%	-39.34%	to	-38.27%
2007	27,331	$15.42	to	$18.71	$499,704	0.74%	0.80%	to	2.60%	24.10%	to	26.38%
2006	18,136	$12.35	to	$14.82	$264,982	0.08%	0.80%	to	2.60%	27.43%	to	29.83%
2005	13,290	$10.19	to	$11.44	$151,085	(a)	0.80%	to	2.60%		(a)
ING Oppenheimer Active Allocation Portfolio -
Service Class
2009	2,217	$10.51	to	$12.98	$23,532	1.10%	0.95%	to	2.35%	24.97%	to	26.39%
2008	412	$8.41	to	$8.45	$3,471	(d)	1.15%	to	2.35%		(d)
2007	(d)		(d)		(d)	(d)		(d)			(d)
2006	(d)		(d)		(d)	(d)		(d)			(d)
2005	(d)		(d)		(d)	(d)		(d)			(d)

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING PIMCO High Yield Portfolio - Service Class
2009	29,928	$11.24	to	$14.47	$400,025	8.29%	0.50%	to	2.60%	45.49%	to	48.60%
2008	35,884	$7.65	to	$9.76	$326,164	8.81%	0.50%	to	2.60%	-24.50%	to	-22.89%
2007	48,061	$10.74	to	$12.70	$574,507	6.90%	0.50%	to	2.60%	0.17%	to	2.37%
2006	54,855	$10.86	to	$12.45	$649,202	6.60%	0.50%	to	2.60%	6.14%	to	8.41%
2005	56,422	$10.21	to	$11.52	$624,247	6.59%	0.50%	to	2.60%	1.58%	to	3.76%
ING PIMCO Total Return Bond Portfolio - Service
Class
2009	184,659	$11.14	to	$19.42	$2,982,070	4.08%	0.75%	to	2.60%	11.41%	to	13.57%
2008	146,635	$10.05	to	$17.10	$2,112,274	3.67%	0.75%	to	2.60%	1.54%	to	3.45%
2007	67,225	$10.85	to	$16.53	$963,329	2.80%	0.75%	to	2.60%	6.15%	to	8.18%
2006	46,467	$10.19	to	$15.28	$629,159	2.44%	0.75%	to	2.60%	1.66%	to	3.54%
2005	46,819	$10.01	to	$14.76	$619,526	3.52%	0.75%	to	2.60%	-0.19%	to	1.72%
ING PIMCO Total Return Bond Portfolio - Service 2 Class
2009	5,514	$12.33	to	$14.04	$73,887	3.66%	1.40%	to	2.20%	11.79%	to	12.68%
2008	5,145	$11.03	to	$12.46	$61,403	3.17%	1.40%	to	2.20%	1.66%	to	2.64%
2007	4,084	$10.85	to	$12.14	$47,659	3.23%	1.40%	to	2.20%	6.37%	to	7.24%
2006	3,836	$10.20	to	$11.32	$41,970	2.47%	1.40%	to	2.20%	2.00%	to	2.82%
2005	3,333	$10.00	to	$11.01	$35,739	3.46%	1.40%	to	2.20%	0.20%	to	0.82%
ING Pioneer Fund Portfolio - Service Class
2009	5,109	$8.39	to	$10.64	$51,948	1.15%	0.75%	to	2.60%	20.84%	to	23.29%
2008	5,490	$6.83	to	$8.63	$45,727	2.81%	0.75%	to	2.60%	-36.39%	to	-35.26%
2007	6,910	$11.59	to	$13.33	$89,772	1.01%	0.75%	to	2.60%	2.26%	to	4.30%
2006	7,815	$12.39	to	$12.78	$98,275	-	0.75%	to	2.60%	13.77%	to	15.87%
2005	7,507	$10.89	to	$11.03	$82,253	(a)	0.75%	to	2.60%		(a)
ING Pioneer Mid Cap Value Portfolio - Service Class
2009	56,025	$8.41	to	$10.54	$563,986	1.19%	0.75%	to	2.60%	21.84%	to	24.29%
2008	60,375	$6.88	to	$8.48	$494,199	1.66%	0.75%	to	2.60%	-34.81%	to	-33.65%
2007	52,138	$11.64	to	$12.78	$648,885	0.53%	0.75%	to	2.60%	2.70%	to	4.75%
2006	52,297	$11.19	to	$12.20	$627,662	0.19%	0.75%	to	2.60%	9.44%	to	11.52%
2005	54,549	$10.04	to	$10.94	$592,996	(a)	0.75%	to	2.60%		(a)

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)	(lowest to highest)
ING Retirement Conservative Portfolio - Adviser
Class
2009	48,192	$8.30	to	$8.32	$400,422	(e)	0.95% to 2.35%		(e)
2008	(e)		(e)		(e)	(e)	(e)		(e)
2007	(e)		(e)		(e)	(e)	(e)		(e)
2006	(e)		(e)		(e)	(e)	(e)		(e)
2005	(e)		(e)		(e)	(e)	(e)		(e)
ING Retirement Growth Portfolio - Adviser Class
2009	484,226	$9.35	to	$9.38	$4,534,412	(e)	0.95% to 2.60%		(e)
2008	(e)		(e)		(e)	(e)	(e)		(e)
2007	(e)		(e)		(e)	(e)	(e)		(e)
2006	(e)		(e)		(e)	(e)	(e)		(e)
2005	(e)		(e)		(e)	(e)	(e)		(e)
ING Retirement Moderate Growth Portfolio - Adviser
Class
2009	322,936	$9.61	to	$9.64	$3,108,225	(e)	0.95% to 2.60%		(e)
2008	(e)		(e)		(e)	(e)	(e)		(e)
2007	(e)		(e)		(e)	(e)	(e)		(e)
2006	(e)		(e)		(e)	(e)	(e)		(e)
2005	(e)		(e)		(e)	(e)	(e)		(e)
ING Retirement Moderate Portfolio - Adviser Class
2009	186,216	$9.84	to	$9.87	$1,834,949	(e)	0.95% to 2.60%		(e)
2008	(e)		(e)		(e)	(e)	(e)		(e)
2007	(e)		(e)		(e)	(e)	(e)		(e)
2006	(e)		(e)		(e)	(e)	(e)		(e)
2005	(e)		(e)		(e)	(e)	(e)		(e)
ING T. Rowe Price Capital Appreciation Portfolio -
Service Class
2009	75,826	$9.45	to	$52.21	$2,513,348	1.88%	0.75% to 2.60%	29.86%	to	32.33%
2008	75,307	$7.26	to	$39.50	$1,962,032	4.41%	0.75% to 2.60%	-29.40%	to	-28.10%
2007	70,829	$10.22	to	$54.94	$2,706,874	1.81%	0.80% to 2.60%	1.64%	to	3.56%
2006	65,649	$11.17	to	$53.05	$2,587,523	1.18%	0.80% to 2.60%	11.64%	to	13.72%
2005	59,970	$10.68	to	$46.65	$2,239,487	1.30%	0.80% to 2.60%	5.33%	to	6.87%

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING T. Rowe Price Capital Appreciation Portfolio -
Service 2 Class
2009	5,711	$11.22	to	$16.31	$83,348	1.69%	1.40%	to	2.20%	30.16%	to	31.11%
2008	6,234	$8.62	to	$12.44	$69,529	3.87%	1.40%	to	2.20%	-29.23%	to	-28.63%
2007	7,127	$12.18	to	$17.43	$111,811	1.70%	1.40%	to	2.20%	1.92%	to	2.77%
2006	7,567	$11.95	to	$16.96	$115,607	1.16%	1.40%	to	2.20%	12.00%	to	12.92%
2005	6,643	$10.67	to	$15.02	$91,512	1.33%	1.40%	to	2.20%	5.34%	to	6.08%
ING T. Rowe Price Equity Income Portfolio - Service
Class
2009	28,154	$8.17	to	$32.99	$652,560	1.66%	0.50%	to	2.60%	21.80%	to	24.35%
2008	28,972	$6.65	to	$26.53	$553,960	4.20%	0.50%	to	2.60%	-37.39%	to	-36.01%
2007	30,810	$11.55	to	$41.46	$945,504	1.39%	0.50%	to	2.60%	0.39%	to	2.52%
2006	33,077	$12.03	to	$40.44	$1,025,488	1.30%	0.50%	to	2.60%	15.98%	to	18.52%
2005	34,766	$10.34	to	$34.12	$940,116	1.16%	0.50%	to	2.60%	1.18%	to	3.39%
ING T. Rowe Price Equity Income Portfolio - Service 2
Class
2009	1,880	$9.28	to	$12.99	$22,439	1.53%	1.40%	to	2.20%	22.06%	to	23.01%
2008	2,064	$7.60	to	$10.56	$20,160	3.93%	1.40%	to	2.20%	-37.24%	to	-36.69%
2007	2,243	$12.11	to	$16.68	$34,714	1.32%	1.40%	to	2.20%	0.67%	to	1.52%
2006	2,374	$12.03	to	$16.43	$36,444	1.32%	1.40%	to	2.20%	16.34%	to	17.27%
2005	2,369	$10.34	to	$14.01	$31,279	1.12%	1.40%	to	2.20%	1.62%	to	2.26%
ING Templeton Global Growth Portfolio - Service
Class
2009	16,283	$7.93	to	$22.99	$299,463	2.07%	0.80%	to	2.60%	28.88%	to	31.22%
2008	16,433	$6.13	to	$17.52	$234,440	1.02%	0.80%	to	2.60%	-41.26%	to	-40.14%
2007	18,291	$11.69	to	$30.60	$448,072	1.03%	0.50%	to	2.60%	-0.30%	to	1.90%
2006	18,750	$11.67	to	$30.03	$466,167	0.89%	0.50%	to	2.60%	19.00%	to	21.33%
2005	17,674	$11.00	to	$24.75	$373,570	0.70%	0.50%	to	2.40%	7.40%	to	9.32%
ING Templeton Global Growth Portfolio - Service 2
Class
2009	346	$9.97	to	$15.22	$4,691	1.95%	1.40%	to	2.20%	29.15%	to	30.20%
2008	357	$7.72	to	$11.69	$3,738	0.71%	1.40%	to	2.20%	-41.07%	to	-40.60%
2007	464	$13.10	to	$19.68	$8,169	0.90%	1.40%	to	2.20%	0.00%	to	0.87%
2006	481	$13.10	to	$19.51	$8,479	0.84%	1.40%	to	2.20%	19.09%	to	20.06%
2005	429	$11.00	to	$16.25	$6,469	0.75%	1.40%	to	2.20%	7.47%	to	8.20%

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Van Kampen Global Franchise Portfolio - Service
Class
2009	18,516	$8.96	to	$16.29	$272,604	6.66%	0.80%	to	2.60%	25.54%	to	27.86%
2008	18,444	$7.11	to	$12.74	$215,647	1.99%	0.80%	to	2.60%	-30.39%	to	-29.14%
2007	20,324	$12.28	to	$17.98	$339,631	-	0.80%	to	2.60%	6.81%	to	8.84%
2006	19,786	$11.43	to	$16.52	$308,178	1.62%	0.80%	to	2.60%	18.18%	to	20.32%
2005	16,288	$10.56	to	$13.73	$213,710	0.22%	0.80%	to	2.60%	8.87%	to	10.46%
ING Van Kampen Global Franchise Portfolio -
Service 2 Class
2009	4,059	$12.36	to	$16.54	$60,900	6.66%	1.40%	to	2.20%	25.74%	to	26.74%
2008	4,476	$9.83	to	$13.05	$53,281	1.77%	1.40%	to	2.20%	-30.23%	to	-29.65%
2007	5,104	$14.09	to	$18.55	$86,794	-	1.40%	to	2.20%	7.15%	to	8.04%
2006	5,309	$13.15	to	$17.17	$84,046	1.67%	1.40%	to	2.20%	18.47%	to	19.44%
2005	4,920	$11.10	to	$14.38	$66,237	0.14%	1.40%	to	2.20%	8.82%	to	9.69%
ING Van Kampen Global Tactical Asset Allocation
Portfolio - Service Class
2009	4,278	$9.67	to	$12.17	$41,756	3.07%	0.95%	to	2.35%	13.22%	to	14.45%
2008	318	$8.54	to	$8.58	$2,725	(d)	1.15%	to	2.35%		(d)
2007	(d)		(d)		(d)	(d)		(d)			(d)
2006	(d)		(d)		(d)	(d)		(d)			(d)
2005	(d)		(d)		(d)	(d)		(d)			(d)
ING Van Kampen Growth and Income Portfolio -
Service Class
2009	20,388	$8.35	to	$30.63	$482,174	1.23%	0.50%	to	2.60%	20.71%	to	23.31%
2008	21,955	$6.85	to	$24.84	$428,956	3.75%	0.50%	to	2.60%	-34.00%	to	-32.55%
2007	24,948	$11.42	to	$36.83	$739,205	1.52%	0.50%	to	2.60%	-0.08%	to	2.08%
2006	28,474	$11.39	to	$36.08	$851,385	1.15%	0.50%	to	2.60%	13.07%	to	15.42%
2005	29,601	$10.97	to	$31.26	$791,655	1.01%	0.50%	to	2.55%	7.61%	to	9.53%
ING Van Kampen Growth and Income Portfolio -
Service 2 Class
2009	3,999	$9.97	to	$14.09	$51,349	1.11%	1.40%	to	2.20%	21.14%	to	21.99%
2008	4,227	$8.23	to	$11.55	$44,662	3.49%	1.40%	to	2.20%	-33.84%	to	-33.24%
2007	4,845	$12.44	to	$17.30	$77,095	1.37%	1.40%	to	2.20%	0.16%	to	0.99%
2006	5,087	$12.42	to	$17.13	$80,594	1.05%	1.40%	to	2.20%	13.32%	to	14.20%
2005	4,997	$10.96	to	$15.00	$70,383	1.00%	1.40%	to	2.20%	7.63%	to	8.32%

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Wells Fargo Small Cap Disciplined Portfolio -
Service Class
2009	1,807	$8.89	to	$12.84	$16,529	0.58%	0.90%	to	2.35%	27.00%	to	28.92%
2008	924	$6.95	to	$7.33	$6,594	0.84%	0.90%	to	2.35%	-34.33%	to	-33.36%
2007	1,325	$10.43	to	$11.00	$14,310	-	0.90%	to	2.35%	-6.00%	to	-4.51%
2006	2,157	$10.94	to	$11.52	$24,614	0.54%	0.90%	to	2.60%	16.79%	to	17.90%
2005	7	$9.71	to	$9.72	$71	(a)	1.40%	to	2.35%		(a)
ING Wells Fargo Small Cap Disciplined Portfolio -
Service 2 Class
2009	47	$8.89	to	$9.19	$425	0.50%	1.40%	to	2.20%	26.82%	to	27.82%
2008	52	$7.01	to	$7.19	$369	0.79%	1.40%	to	2.20%	-34.30%	to	-33.79%
2007	60	$10.67	to	$10.86	$641	-	1.40%	to	2.20%	-5.99%	to	-5.15%
2006	115	$11.35	to	$11.45	$1,313	(b)	1.40%	to	2.20%		(b)
2005	(b)		(b)		(b)	(b)		(b)			(b)
ING Diversified International Fund - Class R
2009	24	$8.33	to	$8.50	$203	0.52%	0.75%	to	1.35%	32.85%	to	33.86%
2008	29	$6.27	to	$6.35	$182	7.24%	0.75%	to	1.35%	-46.77%	to	-46.46%
2007	34	$11.78	to	$11.86	$398	2.53%	0.75%	to	1.35%	10.40%	to	10.67%
2006	7	$10.67	to	$10.68	$76	(b)	1.00%	to	1.35%		(b)
2005	(b)		(b)		(b)	(b)		(b)			(b)
ING American Century Small-Mid Cap Value
Portfolio - Service Class
2009	127	$14.83	to	$16.27	$2,051	2.20%	0.75%	to	1.35%	33.81%	to	34.63%
2008	34	$11.17	to	$12.12	$404	0.87%	0.75%	to	1.35%	-27.54%	to	-27.11%
2007	32	$15.35	to	$16.66	$519	0.53%	0.75%	to	1.35%	-4.20%	to	-3.60%
2006	36	$15.96	to	$17.34	$611	0.02%	0.75%	to	1.35%	13.90%	to	14.58%
2005	33	$13.96	to	$15.17	$483	0.19%	0.75%	to	1.35%	6.56%	to	7.00%
ING Baron Small Cap Growth Portfolio - Service Class
2009	28,614	$8.16	to	$14.72	$288,247	-	0.75%	to	2.60%	31.77%	to	34.18%
2008	23,371	$6.17	to	$10.97	$177,288	-	0.75%	to	2.60%	-42.81%	to	-41.71%
2007	18,283	$11.41	to	$18.82	$240,630	-	0.75%	to	2.60%	3.35%	to	5.32%
2006	11,736	$11.00	to	$17.87	$147,898	-	0.75%	to	2.60%	12.27%	to	14.40%
2005	5,940	$10.91	to	$15.62	$66,027	-	0.75%	to	2.60%	5.94%	to	6.55%

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Columbia Small Cap Value Portfolio - Service
Class
2009	19,380	$7.80	to	$9.08	$156,330	1.23%	0.95%	to	2.60%	21.50%	to	23.51%
2008	20,680	$6.42	to	$7.36	$136,090	0.10%	0.95%	to	2.60%	-35.80%	to	-34.69%
2007	14,188	$10.00	to	$11.27	$144,098	0.12%	0.95%	to	2.60%	0.30%	to	2.08%
2006	7,129	$9.97	to	$11.06	$71,511	(b)	0.95%	to	2.60%		(b)
2005	(b)		(b)		(b)	(b)		(b)			(b)
ING Davis New York Venture Portfolio - Service Class
2009	30,411	$8.08	to	$11.93	$266,995	0.67%	0.75%	to	2.60%	28.14%	to	30.66%
2008	27,384	$6.28	to	$9.15	$185,900	0.86%	0.75%	to	2.60%	-40.84%	to	-39.67%
2007	16,069	$11.14	to	$15.21	$182,872	0.26%	0.75%	to	2.60%	1.46%	to	3.31%
2006	8,295	$10.98	to	$14.75	$92,112	0.01%	0.75%	to	2.60%	11.41%	to	13.07%
2005	210	$9.90	to	$13.09	$2,221	-	0.75%	to	2.20%	2.53%	to	3.05%
ING JPMorgan Mid Cap Value Portfolio - Service
Class
2009	6,384	$8.42	to	$14.90	$67,915	1.46%	0.75%	to	2.55%	22.50%	to	24.69%
2008	3,989	$6.86	to	$11.95	$35,664	2.75%	0.75%	to	2.55%	-34.77%	to	-33.54%
2007	1,393	$13.50	to	$17.98	$23,165	0.56%	0.75%	to	2.60%	-0.37%	to	1.58%
2006	1,576	$13.55	to	$17.70	$25,829	-	0.75%	to	2.60%	13.48%	to	15.61%
2005	1,732	$11.93	to	$15.31	$24,632	0.29%	0.75%	to	2.60%	5.66%	to	7.74%
ING Legg Mason Partners Aggressive Growth
Portfolio - Service Class
2009	8,824	$8.14	to	$10.75	$89,393	-	0.75%	to	2.55%	28.61%	to	30.90%
2008	10,153	$6.28	to	$8.23	$79,359	-	0.75%	to	2.55%	-40.88%	to	-39.75%
2007	11,590	$10.62	to	$13.69	$152,199	-	0.75%	to	2.60%	-4.49%	to	-2.68%
2006	12,234	$11.97	to	$14.09	$166,845	-	0.75%	to	2.60%	7.21%	to	9.18%
2005	12,230	$11.15	to	$12.93	$154,616	-	0.75%	to	2.60%	8.29%	to	10.14%
ING Oppenheimer Global Portfolio - Initial Class
2009	618	$11.50	to	$12.26	$7,415	2.34%	0.75%	to	2.10%	36.74%	to	38.53%
2008	762	$8.38	to	$8.85	$6,611	2.25%	0.75%	to	2.20%	-41.64%	to	-40.76%
2007	972	$14.20	to	$14.94	$14,307	1.09%	0.75%	to	2.60%	3.80%	to	5.81%
2006	1,210	$13.68	to	$14.12	$16,934	0.07%	0.75%	to	2.60%	14.95%	to	17.08%
2005	1,523	$11.90	to	$12.06	$18,307	(a)	0.75%	to	2.60%		(a)

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Oppenheimer Global Portfolio - Service Class
2009	10,171	$8.44	to	$15.14	$124,376	2.14%	0.75%	to	2.60%	35.73%	to	38.33%
2008	11,877	$6.16	to	$10.97	$105,333	2.45%	0.75%	to	2.60%	-42.04%	to	-40.94%
2007	10,498	$12.05	to	$18.62	$160,036	0.96%	0.75%	to	2.60%	3.55%	to	5.56%
2006	7,433	$11.61	to	$17.69	$108,798	0.07%	0.75%	to	2.60%	14.56%	to	16.69%
2005	2,571	$11.89	to	$15.19	$32,615	1.19%	0.75%	to	2.60%	10.32%	to	12.43%
ING Oppenheimer Strategic Income Portfolio -
Service Class
2009	732	$11.47	to	$11.80	$8,547	3.29%	0.75%	to	1.35%	19.73%	to	20.41%
2008	914	$9.58	to	$9.80	$8,886	6.50%	0.75%	to	1.35%	-16.91%	to	-16.38%
2007	862	$11.53	to	$11.72	$10,045	4.43%	0.75%	to	1.35%	7.16%	to	7.82%
2006	384	$10.76	to	$10.87	$4,165	0.12%	0.75%	to	1.35%	6.75%	to	7.41%
2005	306	$10.08	to	$10.12	$3,093	(a)	0.75%	to	1.35%		(a)
ING PIMCO Total Return Portfolio - Service Class
2009	718	$12.82	to	$14.46	$9,629	3.45%	0.75%	to	1.35%	11.09%	to	11.75%
2008	713	$11.54	to	$12.94	$8,589	5.66%	0.75%	to	1.35%	-1.54%	to	-0.92%
2007	386	$11.72	to	$13.06	$4,744	3.24%	0.75%	to	1.35%	7.92%	to	8.56%
2006	259	$10.86	to	$12.03	$2,982	1.65%	0.75%	to	1.35%	2.55%	to	3.26%
2005	247	$10.59	to	$11.65	$2,776	1.55%	0.75%	to	1.35%	0.76%	to	1.30%
ING Solution 2015 Portfolio - Service Class
2009	1,596	$10.48	to	$10.78	$16,960	3.91%	0.75%	to	1.35%	20.74%	to	21.40%
2008	1,280	$8.68	to	$8.88	$11,249	1.89%	0.75%	to	1.35%	-27.91%	to	-27.39%
2007	766	$12.04	to	$12.23	$9,290	0.51%	0.75%	to	1.35%	3.26%	to	3.82%
2006	278	$11.66	to	$11.78	$3,262	0.13%	0.75%	to	1.35%	9.54%	to	9.89%
2005	34	$10.69	to	$10.72	$363	(a)	0.75%	to	1.10%		(a)
ING Solution 2025 Portfolio - Service Class
2009	1,640	$10.12	to	$10.41	$16,849	3.52%	0.75%	to	1.35%	24.17%	to	24.82%
2008	1,108	$8.15	to	$8.34	$9,138	1.46%	0.75%	to	1.35%	-34.80%	to	-34.33%
2007	516	$12.50	to	$12.70	$6,508	0.38%	0.75%	to	1.35%	3.22%	to	3.84%
2006	207	$12.11	to	$12.23	$2,527	0.07%	0.75%	to	1.35%	11.79%
2005	4	$10.94			$47	(a)	0.75%				(a)

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Solution 2035 Portfolio - Service Class
2009	1,070	$10.18	to	$10.47	$11,035	2.91%	0.75%	to	1.35%	26.62%	to	27.37%
2008	980	$8.04	to	$8.22	$7,954	1.64%	0.75%	to	1.35%	-37.82%	to	-37.44%
2007	595	$12.93	to	$13.14	$7,753	0.41%	0.75%	to	1.35%	3.86%	to	4.45%
2006	126	$12.45	to	$12.58	$1,583	0.10%	0.75%	to	1.35%	13.00%	to	13.33%
2005	2	$11.08	to	$11.10	$19	(a)	0.75%	to	1.00%		(a)
ING Solution 2045 Portfolio - Service Class
2009	135	$10.14	to	$10.43	$1,384	2.15%	0.75%	to	1.35%	28.03%	to	28.77%
2008	153	$7.92	to	$8.10	$1,225	1.36%	0.75%	to	1.35%	-40.67%	to	-40.27%
2007	84	$13.35	to	$13.56	$1,135	0.14%	0.75%	to	1.35%	4.52%	to	4.95%
2006	24	$12.82	to	$12.92	$312	-	0.75%	to	1.20%	13.91%
2005	-	$11.29			$5	(a)	1.00%				(a)
ING Solution Income Portfolio - Service Class
2009	635	$10.76	to	$11.07	$6,919	5.25%	0.75%	to	1.35%	15.57%	to	16.28%
2008	581	$9.31	to	$9.52	$5,469	2.11%	0.75%	to	1.35%	-17.76%	to	-17.22%
2007	408	$11.32	to	$11.50	$4,657	0.65%	0.75%	to	1.35%	4.03%	to	4.36%
2006	52	$10.93	to	$11.02	$566	(b)	0.75%	to	1.20%		(b)
2005	(b)		(b)		(b)	(b)		(b)			(b)
ING T. Rowe Price Diversified Mid Cap Growth
Portfolio - Service Class
2009	680	$11.04	to	$13.67	$9,112	0.31%	0.75%	to	1.35%	44.07%	to	44.90%
2008	339	$7.65	to	$9.46	$3,090	0.06%	0.75%	to	1.35%	-44.03%	to	-43.68%
2007	204	$13.63	to	$16.84	$3,215	-	0.75%	to	1.35%	11.42%	to	12.17%
2006	152	$12.20	to	$15.06	$2,030	-	0.75%	to	1.35%	7.51%	to	8.10%
2005	59	$11.39	to	$13.96	$729	-	0.75%	to	1.35%	7.54%	to	8.20%
ING T. Rowe Price Growth Equity Portfolio - Service
Class
2009	11,877	$7.87	to	$12.83	$97,640	0.01%	0.75%	to	2.60%	39.05%	to	41.41%
2008	5,066	$5.66	to	$9.09	$30,425	1.09%	0.75%	to	2.60%	-43.72%	to	-42.73%
2007	3,334	$10.10	to	$15.93	$35,823	0.14%	0.75%	to	2.45%	8.14%	to	8.79%
2006	320	$12.30	to	$14.68	$4,288	-	0.75%	to	1.35%	11.54%	to	12.19%
2005	282	$11.01	to	$13.12	$3,308	0.45%	0.75%	to	1.35%	4.50%	to	5.08%

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Templeton Foreign Equity Portfolio - Service
Class
2009	25,327	$7.67	to	$10.46	$241,228	-	0.75%	to	2.60%	28.47%	to	31.00%
2008	21,711	$5.97	to	$8.02	$159,726	3.32%	0.75%	to	2.60%	-42.17%	to	-41.17%
2007	8,749	$12.45	to	$13.64	$110,579	1.24%	0.95%	to	2.60%	12.26%	to	14.14%
2006	2,262	$11.09	to	$11.95	$25,226	(b)	0.95%	to	2.60%		(b)
2005	(b)		(b)		(b)	(b)		(b)			(b)
ING Thornburg Value Portfolio - Initial Class
2009	163	$8.51	to	$12.46	$1,479	1.12%	0.95%	to	2.10%	41.78%	to	43.50%
2008	188	$5.99	to	$8.72	$1,193	0.52%	0.95%	to	2.10%	-41.01%	to	-40.35%
2007	247	$10.15	to	$14.66	$2,633	0.44%	0.95%	to	2.10%	4.98%	to	6.18%
2006	331	$9.34	to	$13.84	$3,324	0.48%	0.95%	to	2.55%	13.90%	to	15.78%
2005	389	$8.20	to	$11.99	$3,383	0.85%	0.95%	to	2.55%	-0.97%	to	0.57%
ING Thornburg Value Portfolio - Service Class
2009	718	$9.82	to	$13.11	$7,716	0.79%	0.75%	to	2.35%	40.89%	to	43.36%
2008	679	$6.97	to	$9.18	$4,948	0.10%	0.75%	to	2.35%	-41.30%	to	-40.37%
2007	1,107	$11.74	to	$15.42	$13,460	0.75%	0.75%	to	2.35%	4.49%	to	6.20%
2006	592	$11.09	to	$14.56	$6,794	0.02%	0.75%	to	2.35%	15.13%	to	15.68%
2005	27	$9.76	to	$12.62	$277	0.55%	0.75%	to	1.20%	0.08%	to	0.51%
ING UBS U.S. Large Cap Equity Portfolio - Service
Class
2009	649	$9.20	to	$12.05	$6,503	1.15%	0.75%	to	2.35%	28.49%	to	30.69%
2008	796	$7.16	to	$9.25	$6,145	1.56%	0.75%	to	2.35%	-41.41%	to	-40.47%
2007	1,086	$12.22	to	$15.57	$14,104	0.67%	0.75%	to	2.45%	-1.60%	to	0.16%
2006	1,739	$12.40	to	$15.59	$22,611	0.48%	0.75%	to	2.60%	11.39%	to	13.42%
2005	628	$11.02	to	$13.77	$7,228	0.51%	0.75%	to	2.60%	6.66%	to	8.23%
ING Van Kampen Comstock Portfolio - Service Class
2009	15,876	$8.24	to	$12.18	$164,271	2.32%	0.75%	to	2.60%	25.28%	to	27.51%
2008	16,491	$6.55	to	$9.57	$135,204	3.99%	0.75%	to	2.60%	-38.19%	to	-36.94%
2007	16,860	$10.78	to	$15.22	$221,984	1.25%	0.75%	to	2.60%	-4.83%	to	-3.00%
2006	15,954	$11.25	to	$15.73	$219,324	0.70%	0.75%	to	2.60%	12.87%	to	14.96%
2005	13,926	$10.31	to	$13.71	$168,923	0.51%	0.75%	to	2.60%	0.81%	to	2.74%

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Van Kampen Equity and Income Portfolio -
Initial Class
2009	202	$11.39	to	$11.63	$2,321	1.91%	0.75%	to	1.20%	21.30%	to	21.78%
2008	221	$9.34	to	$9.55	$2,076	5.06%	0.75%	to	1.35%	-24.43%	to	-23.96%
2007	283	$12.36	to	$12.56	$3,542	2.47%	0.75%	to	1.35%	2.15%	to	2.78%
2006	321	$12.10	to	$12.22	$3,913	1.93%	0.75%	to	1.35%	11.21%	to	11.80%
2005	380	$10.88	to	$10.93	$4,151	(a)	0.75%	to	1.35%		(a)
ING Van Kampen Equity and Income Portfolio -
Service Class
2009	17,055	$8.66	to	$13.99	$189,556	1.66%	0.75%	to	2.60%	19.14%	to	21.49%
2008	18,391	$7.23	to	$11.55	$169,926	7.22%	0.75%	to	2.60%	-25.55%	to	-24.14%
2007	8,181	$9.66	to	$15.26	$102,113	1.91%	0.75%	to	2.60%	0.59%	to	2.49%
2006	5,017	$11.82	to	$14.92	$61,397	2.21%	0.75%	to	2.60%	9.47%	to	11.56%
2005	3,123	$10.77	to	$13.41	$34,098	-	0.75%	to	2.60%	6.31%	to	7.00%
ING Strategic Allocation Conservative Portfolio -
Class S
2009	102	$12.97	to	$13.35	$1,353	8.24%	0.75%	to	1.35%	16.11%	to	16.90%
2008	103	$11.17	to	$11.42	$1,170	4.28%	0.75%	to	1.35%	-24.93%	to	-24.47%
2007	96	$14.88	to	$15.12	$1,445	2.50%	0.75%	to	1.35%	4.26%	to	4.71%
2006	50	$14.33	to	$14.44	$717	1.55%	0.75%	to	1.20%	7.07%	to	7.36%
2005	9	$13.43	to	$13.45	$118	(a)	0.75%	to	1.10%		(a)
ING Strategic Allocation Growth Portfolio - Class S
2009	42	$13.85	to	$14.25	$589	9.26%	0.75%	to	1.35%	23.22%	to	24.02%
2008	45	$11.24	to	$11.49	$512	3.10%	0.75%	to	1.35%	-36.98%	to	-36.69%
2007	25	$17.93	to	$18.15	$455	1.31%	0.75%	to	1.20%	3.52%	to	3.95%
2006	18	$17.32	to	$17.46	$308	0.48%	0.75%	to	1.20%	11.65%	to	12.07%
2005	2	$15.54	to	$15.58	$29	(a)	0.75%	to	1.10%		(a)
ING Strategic Allocation Moderate Portfolio - Class S
2009	48	$13.43	to	$13.81	$657	7.97%	0.75%	to	1.35%	19.91%	to	20.51%
2008	50	$11.20	to	$11.46	$573	3.34%	0.75%	to	1.35%	-31.58%	to	-31.09%
2007	52	$16.37	to	$16.63	$862	2.06%	0.75%	to	1.35%	3.87%	to	4.46%
2006	44	$15.76	to	$15.92	$693	1.01%	0.75%	to	1.35%	9.29%	to	9.94%
2005	25	$14.42	to	$14.48	$362	(a)	0.75%	to	1.35%		(a)

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Growth and Income Portfolio - Class I
2009	14	$7.87	to	$7.89	$109	1.01%	1.25%	to	1.40%	28.50%	to	28.59%
2008	15	$6.12	to	$6.14	$90	1.67%	1.25%	to	1.40%	-38.55%	to	-38.35%
2007	15		$9.96		$150	(c)	1.25%	to	1.40%		(c)
2006	(c)		(c)		(c)	(c)		(c)			(c)
2005	(c)		(c)		(c)	(c)		(c)			(c)
ING Growth and Income Portfolio - Class S
2009	57,953	$7.62	to	$13.34	$453,859	1.45%	0.50%	to	2.60%	26.58%	to	29.34%
2008	44,763	$6.02	to	$10.33	$274,706	3.86%	0.50%	to	2.60%	-39.13%	to	-38.33%
2007	488	$9.94	to	$16.75	$7,420	1.64%	0.75%	to	2.20%	5.71%	to	6.35%
2006	310	$14.70	to	$15.75	$4,758	1.29%	0.75%	to	1.35%	12.40%	to	12.90%
2005	177	$13.15	to	$13.95	$2,431	1.09%	0.75%	to	1.20%	6.65%	to	7.14%
ING GET U.S. Core Portfolio - Series 5
2009	1,378	$10.11	to	$10.72	$14,317	3.58%	1.45%	to	2.50%	-0.88%	to	0.19%
2008	1,627	$10.11	to	$10.70	$16,931	1.51%	1.45%	to	2.70%	-9.81%	to	-8.70%
2007	2,032	$11.19	to	$11.72	$23,310	1.78%	1.45%	to	2.75%	-0.62%	to	0.69%
2006	2,507	$11.17	to	$11.64	$28,664	1.86%	1.25%	to	3.10%	7.92%	to	9.61%
2005	3,529	$10.35	to	$10.66	$37,081	0.97%	1.25%	to	3.10%	-0.48%	to	1.43%
ING GET U.S. Core Portfolio - Series 6
2009	1,412	$9.61	to	$10.48	$14,418	2.17%	1.45%	to	3.10%	-1.44%	to	0.19%
2008	1,829	$9.75	to	$10.46	$18,708	1.91%	1.45%	to	3.10%	-9.05%	to	-7.52%
2007	2,246	$10.72	to	$11.39	$24,947	2.46%	1.25%	to	3.10%	0.19%	to	1.97%
2006	2,775	$10.70	to	$11.17	$30,412	2.27%	1.25%	to	3.10%	7.10%	to	9.08%
2005	4,173	$9.99	to	$10.24	$42,244	0.39%	1.25%	to	3.10%	-0.50%	to	1.49%
ING GET U.S. Core Portfolio - Series 7
2009	1,033	$9.65	to	$10.40	$10,450	2.29%	1.45%	to	2.95%	-1.93%	to	-0.48%
2008	1,169	$9.84	to	$10.45	$11,948	1.97%	1.45%	to	2.95%	-7.69%	to	-6.36%
2007	1,480	$10.62	to	$11.23	$16,210	2.54%	1.25%	to	3.10%	0.09%	to	2.00%
2006	2,117	$10.60	to	$11.01	$22,891	2.17%	1.25%	to	3.10%	6.85%	to	8.90%
2005	3,676	$9.92	to	$10.11	$36,810	0.14%	1.25%	to	3.10%	-0.30%	to	0.90%

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING GET U.S. Core Portfolio - Series 8
2009	543	$9.92	to	$10.54	$5,547	2.39%	1.25%	to	2.50%	-0.60%	to	0.57%
2008	725	$9.98	to	$10.48	$7,399	1.87%	1.25%	to	2.50%	-8.86%	to	-7.58%
2007	896	$10.77	to	$11.34	$9,955	2.27%	1.25%	to	3.10%	0.47%	to	2.35%
2006	998	$10.72	to	$11.08	$10,909	1.75%	1.25%	to	3.10%	7.31%	to	9.27%
2005	1,504	$9.99	to	$10.14	$15,156	(a)	1.25%	to	3.10%		(a)
ING GET U.S. Core Portfolio - Series 9
2009	504	$9.89	to	$10.38	$5,144	2.25%	1.45%	to	2.50%	-1.00%	to	0.00%
2008	596	$9.92	to	$10.38	$6,080	2.19%	1.45%	to	2.70%	-7.72%	to	-6.49%
2007	686	$10.65	to	$11.10	$7,521	2.59%	1.45%	to	3.10%	0.76%	to	2.40%
2006	940	$10.57	to	$10.88	$10,101	1.35%	1.25%	to	3.10%	6.77%	to	8.80%
2005	1,656	$9.90	to	$10.00	$16,493	(a)	1.25%	to	3.10%		(a)
ING GET U.S. Core Portfolio - Series 10
2009	412	$9.75	to	$10.30	$4,090	2.82%	1.25%	to	2.50%	-3.37%	to	-2.09%
2008	501	$9.95	to	$10.52	$5,125	2.53%	1.25%	to	2.90%	-6.66%	to	-5.05%
2007	562	$10.66	to	$11.08	$6,095	2.00%	1.25%	to	2.90%	0.57%	to	2.31%
2006	805	$10.57	to	$10.83	$8,614	0.73%	1.25%	to	3.10%	6.44%	to	8.41%
2005	1,255	$9.93	to	$9.99	$12,504	(a)	1.25%	to	3.10%		(a)
ING GET U.S. Core Portfolio - Series 11
2009	565	$9.77	to	$10.38	$5,718	3.98%	1.45%	to	2.95%	-3.65%	to	-2.17%
2008	742	$10.14	to	$10.61	$7,708	2.42%	1.45%	to	2.95%	-2.31%	to	-0.93%
2007	836	$10.35	to	$10.71	$8,827	3.25%	1.45%	to	3.10%	-1.05%	to	0.56%
2006	1,056	$10.46	to	$10.65	$11,153	0.27%	1.45%	to	3.10%	5.29%	to	6.29%
2005	148	$10.01	to	$10.02	$1,482	(a)	0.95%	to	1.90%		(a)
ING GET U.S. Core Portfolio - Series 12
2009	221	$9.71	to	$10.33	$2,232	3.19%	1.45%	to	3.05%	-3.67%	to	-2.09%
2008	268	$10.08	to	$10.55	$2,781	1.71%	1.45%	to	3.05%	-9.03%	to	-7.54%
2007	355	$11.07	to	$11.41	$4,014	1.30%	1.45%	to	3.10%	-0.18%	to	1.51%
2006	426	$11.09	to	$11.24	$4,768	(b)	1.45%	to	3.10%		(b)
2005	(b)		(b)		(b)	(b)		(b)			(b)

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING GET U.S. Core Portfolio - Series 13
2009	1,567	$9.82	to	$10.17	$15,806	3.48%	1.45%	to	2.45%	-4.47%	to	-3.51%
2008	2,204	$10.16	to	$10.54	$23,085	2.18%	1.45%	to	2.90%	-0.59%	to	0.86%
2007	3,493	$10.19	to	$10.45	$36,193	0.65%	1.45%	to	3.10%	1.70%	to	3.36%
2006	5,273	$10.02	to	$10.11	$53,117	(b)	1.45%	to	3.10%		(b)
2005	(b)		(b)		(b)	(b)		(b)			(b)
ING GET U.S. Core Portfolio - Series 14
2009	4,490	$9.72	to	$10.20	$45,358	3.95%	1.45%	to	3.05%	-3.76%	to	-2.30%
2008	7,383	$10.10	to	$10.44	$76,227	1.88%	1.45%	to	3.05%	-0.10%	to	1.56%
2007	8,660	$10.11	to	$10.28	$88,486	(c)	1.45%	to	3.10%		(c)
2006	(c)		(c)		(c)	(c)		(c)			(c)
2005	(c)		(c)		(c)	(c)		(c)			(c)
ING BlackRock Science and Technology Opportunities
Portfolio - Class S
2009	22,823	$9.58	to	$14.51	$223,254	-	0.75%	to	2.60%	48.53%	to	51.46%
2008	13,408	$6.45	to	$9.58	$87,426	-	0.75%	to	2.60%	-40.81%	to	-40.46%
2007	71	$15.83	to	$16.09	$1,140	-	0.75%	to	1.35%	17.26%	to	17.96%
2006	41	$13.50	to	$13.64	$550	-	0.75%	to	1.35%	5.30%	to	5.98%
2005	6	$12.82	to	$12.87	$78	(a)	0.75%	to	1.35%		(a)
ING Dow Jones Euro STOXX 50 Index Portfolio -
Class A
2009	62	$9.79	to	$9.82	$608	(e)	1.15%	to	2.25%		(e)
2008	(e)		(e)		(e)	(e)		(e)			(e)
2007	(e)		(e)		(e)	(e)		(e)			(e)
2006	(e)		(e)		(e)	(e)		(e)			(e)
2005	(e)		(e)		(e)	(e)		(e)			(e)
ING FTSE 100 Index Portfolio - Class A
2009	74	$10.24	to	$10.27	$755	(e)	1.15%	to	2.25%		(e)
2008	(e)		(e)		(e)	(e)		(e)			(e)
2007	(e)		(e)		(e)	(e)		(e)			(e)
2006	(e)		(e)		(e)	(e)		(e)			(e)
2005	(e)		(e)		(e)	(e)		(e)			(e)

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Hang Seng Index Portfolio - Class S
2009	3,225	$12.87	to	$13.00	$41,686	(e)	0.95%	to	2.35%		(e)
2008	(e)		(e)		(e)	(e)		(e)			(e)
2007	(e)		(e)		(e)	(e)		(e)			(e)
2006	(e)		(e)		(e)	(e)		(e)			(e)
2005	(e)		(e)		(e)	(e)		(e)			(e)
ING Index Plus LargeCap Portfolio - Class S
2009	19,841	$7.78	to	$11.56	$174,337	2.75%	0.75%	to	2.60%	19.74%	to	21.99%
2008	24,189	$6.45	to	$9.49	$174,373	2.25%	0.75%	to	2.60%	-39.00%	to	-37.84%
2007	25,928	$10.51	to	$15.31	$303,196	0.68%	0.75%	to	2.60%	2.05%	to	3.98%
2006	18,042	$10.70	to	$14.76	$204,688	0.88%	0.75%	to	2.60%	11.30%	to	13.44%
2005	17,237	$9.61	to	$13.05	$173,748	1.22%	0.75%	to	2.60%	2.43%	to	4.30%
ING Index Plus MidCap Portfolio - Class S
2009	11,403	$8.13	to	$13.56	$127,725	1.34%	0.75%	to	2.60%	28.07%	to	30.42%
2008	13,369	$6.31	to	$10.42	$115,644	1.19%	0.75%	to	2.60%	-39.37%	to	-38.21%
2007	16,517	$10.34	to	$16.90	$232,853	0.48%	0.75%	to	2.60%	2.49%	to	4.49%
2006	16,098	$10.83	to	$16.21	$220,692	0.44%	0.75%	to	2.60%	6.32%	to	8.27%
2005	13,837	$11.08	to	$15.01	$177,634	0.39%	0.75%	to	2.60%	7.93%	to	10.02%
ING Index Plus SmallCap Portfolio - Class S
2009	8,979	$7.64	to	$12.93	$94,468	1.41%	0.75%	to	2.60%	21.34%	to	23.58%
2008	10,297	$6.26	to	$10.49	$88,612	0.67%	0.75%	to	2.60%	-35.36%	to	-34.20%
2007	13,011	$9.63	to	$15.97	$171,833	0.13%	0.75%	to	2.60%	-9.01%	to	-7.17%
2006	13,635	$11.83	to	$17.26	$197,450	0.25%	0.75%	to	2.60%	10.55%	to	12.65%
2005	11,068	$10.68	to	$15.36	$144,771	0.27%	0.75%	to	2.60%	4.63%	to	6.56%
ING International Index Portfolio - Class S
2009	8,995	$7.46	to	$13.99	$69,588	-	0.75%	to	2.60%	24.42%	to	26.32%
2008	998	$6.02	to	$6.09	$6,041	(d)	0.95%	to	2.35%		(d)
2007	(d)		(d)		(d)	(d)		(d)			(d)
2006	(d)		(d)		(d)	(d)		(d)			(d)
2005	(d)		(d)		(d)	(d)		(d)			(d)

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Japan Equity Index Portfolio - Class A
2009	33	$9.84	to	$9.87	$324	(e)	1.00%	to	2.35%		(e)
2008	(e)		(e)		(e)	(e)		(e)			(e)
2007	(e)		(e)		(e)	(e)		(e)			(e)
2006	(e)		(e)		(e)	(e)		(e)			(e)
2005	(e)		(e)		(e)	(e)		(e)			(e)
ING Opportunistic Large Cap Portfolio - Class S
2009	1,384	$6.90	to	$11.12	$11,219	2.74%	0.75%	to	2.55%	12.01%	to	13.88%
2008	1,626	$6.16	to	$9.78	$11,563	1.77%	0.75%	to	2.55%	-37.46%	to	-36.28%
2007	2,032	$9.85	to	$15.39	$22,941	1.47%	0.75%	to	2.60%	0.08%	to	2.03%
2006	2,433	$9.83	to	$15.12	$27,029	1.40%	0.75%	to	2.60%	12.73%	to	14.92%
2005	2,925	$8.72	to	$13.20	$28,537	0.36%	0.75%	to	2.60%	4.06%	to	5.94%
ING Russell™ Global Large Cap Index 75%
Portfolio - Class S
2009	1,718	$9.93	to	$12.98	$17,237	2.96%	0.95%	to	2.35%	22.29%	to	23.80%
2008	335	$8.12	to	$8.15	$2,725	(d)	1.15%	to	2.35%		(d)
2007	(d)		(d)		(d)	(d)		(d)			(d)
2006	(d)		(d)		(d)	(d)		(d)			(d)
2005	(d)		(d)		(d)	(d)		(d)			(d)
ING Russell™ Large Cap Growth Index Portfolio -
Class S
2009	11,210	$11.73	to	$12.75	$141,894	(e)	0.75%	to	2.55%		(e)
2008	(e)		(e)		(e)	(e)		(e)			(e)
2007	(e)		(e)		(e)	(e)		(e)			(e)
2006	(e)		(e)		(e)	(e)		(e)			(e)
2005	(e)		(e)		(e)	(e)		(e)			(e)
ING Russell™ Large Cap Index Portfolio - Class S
2009	45,756	$8.00	to	$12.91	$372,497	-	0.80%	to	2.60%	20.57%	to	22.44%
2008	3,418	$6.66	to	$6.73	$22,903	(d)	0.80%	to	2.35%		(d)
2007	(d)		(d)		(d)	(d)		(d)			(d)
2006	(d)		(d)		(d)	(d)		(d)			(d)
2005	(d)		(d)		(d)	(d)		(d)			(d)

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Russell™ Large Cap Value Index Portfolio -
Class S
2009	1,922	$12.40	to	$12.55	$24,005	(e)	0.95%	to	2.60%		(e)
2008	(e)		(e)		(e)	(e)		(e)			(e)
2007	(e)		(e)		(e)	(e)		(e)			(e)
2006	(e)		(e)		(e)	(e)		(e)			(e)
2005	(e)		(e)		(e)	(e)		(e)			(e)
ING Russell™ Mid Cap Growth Index Portfolio -
Class S
2009	19,157	$12.88	to	$13.04	$248,368	(e)	0.90%	to	2.60%		(e)
2008	(e)		(e)		(e)	(e)		(e)			(e)
2007	(e)		(e)		(e)	(e)		(e)			(e)
2006	(e)		(e)		(e)	(e)		(e)			(e)
2005	(e)		(e)		(e)	(e)		(e)			(e)
ING Russell™ Mid Cap Index Portfolio - Class S
2009	10,132	$8.30	to	$8.51	$85,119	-	0.95%	to	2.40%	36.45%	to	38.37%
2008	3,704	$6.04	to	$6.15	$22,649	(d)	0.80%	to	2.35%		(d)
2007	(d)		(d)		(d)	(d)		(d)			(d)
2006	(d)		(d)		(d)	(d)		(d)			(d)
2005	(d)		(d)		(d)	(d)		(d)			(d)
ING Russell™ Small Cap Index Portfolio - Class S
2009	13,275	$8.54	to	$8.76	$114,700	-	0.90%	to	2.35%	23.41%	to	25.32%
2008	10,143	$6.91	to	$7.00	$70,527	(d)	0.80%	to	2.45%		(d)
2007	(d)		(d)		(d)	(d)		(d)			(d)
2006	(d)		(d)		(d)	(d)		(d)			(d)
2005	(d)		(d)		(d)	(d)		(d)			(d)
ING Small Company Portfolio - Class S
2009	8,151	$8.82	to	$15.02	$75,533	0.54%	0.75%	to	2.35%	24.23%	to	26.28%
2008	5,881	$7.09	to	$11.93	$43,479	0.10%	0.75%	to	2.55%	-32.17%	to	-31.74%
2007	166	$15.12	to	$17.52	$2,803	-	0.75%	to	1.35%	4.23%	to	4.89%
2006	135	$14.46	to	$16.75	$2,151	0.16%	0.75%	to	1.35%	14.53%	to	15.18%
2005	94	$12.60	to	$14.57	$1,294	0.02%	0.75%	to	1.35%	8.56%	to	9.23%

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING U.S. Bond Index Portfolio - Class S
2009	23,840	$10.39	to	$10.89	$251,758	2.45%	0.75%	to	2.60%	2.77%	to	4.78%
2008	17,418	$10.11	to	$10.41	$177,261	(d)	0.75%	to	2.60%		(d)
2007	(d)		(d)		(d)	(d)		(d)			(d)
2006	(d)		(d)		(d)	(d)		(d)			(d)
2005	(d)		(d)		(d)	(d)		(d)			(d)
ING WisdomTreeSM Global High-Yielding Equity
Index Portfolio - Class S
2009	27,525	$7.61	to	$7.89	$213,033	-	0.75%	to	2.35%	26.91%	to	28.92%
2008	23,942	$6.00	to	$6.12	$145,051	(d)	0.75%	to	2.35%		(d)
2007	(d)		(d)		(d)	(d)		(d)			(d)
2006	(d)		(d)		(d)	(d)		(d)			(d)
2005	(d)		(d)		(d)	(d)		(d)			(d)
ING International Value Portfolio - Class S
2009	713	$13.71	to	$15.35	$10,718	1.54%	0.75%	to	1.35%	24.38%	to	25.22%
2008	740	$10.99	to	$12.29	$8,896	2.78%	0.75%	to	1.35%	-43.09%	to	-42.76%
2007	632	$19.26	to	$21.52	$13,183	1.57%	0.75%	to	1.35%	11.53%	to	12.21%
2006	380	$17.22	to	$19.23	$6,945	1.86%	0.75%	to	1.35%	27.09%	to	27.86%
2005	199	$13.52	to	$15.08	$2,846	1.87%	0.75%	to	1.35%	7.68%	to	8.21%
ING MidCap Opportunities Portfolio - Class S
2009	32,727	$8.49	to	$15.94	$297,130	0.12%	0.50%	to	2.35%	37.78%	to	40.23%
2008	34,217	$6.16	to	$11.41	$223,352	-	0.50%	to	2.45%	-39.19%	to	-38.22%
2007	2,454	$10.12	to	$18.51	$26,412	-	0.75%	to	2.35%	22.47%	to	24.51%
2006	3,017	$8.25	to	$14.90	$25,935	-	0.75%	to	2.35%	5.13%	to	6.84%
2005	3,860	$7.84	to	$13.99	$31,259	-	0.75%	to	2.35%	7.69%	to	9.33%
ING SmallCap Opportunities Portfolio - Class S
2009	8,154	$6.79	to	$14.29	$59,441	-	0.75%	to	2.35%	27.54%	to	29.65%
2008	9,121	$5.31	to	$11.04	$51,591	-	0.75%	to	2.45%	-36.17%	to	-35.11%
2007	11,476	$8.31	to	$17.06	$100,307	-	0.75%	to	2.60%	7.00%	to	9.00%
2006	14,427	$7.74	to	$15.69	$116,669	-	0.75%	to	2.60%	9.43%	to	11.49%
2005	15,436	$7.05	to	$14.11	$112,432	-	0.75%	to	2.60%	6.47%	to	8.14%

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

Notes to Financial Statements

	Units*	Unit Fair Value			Net Assets
	(000's)	(lowest to highest)			(000's)
Legg Mason ClearBridge Variable Investors Portfolio
2009	11	$7.58	to	$7.61	$80
2008	12	$6.17	to	$6.19	$73
2007	17	$9.73	to	$9.74	$169
2006	(c)		(c)		(c)
2005	(c)		(c)		(c)
Legg Mason Global Currents Variable International
All Cap Opportunity Portfolio
2009	4	$13.07	to	$13.36	$46
2008	4	$10.31	to	$10.52	$39
2007	6	$18.47	to	$18.82	$104
2006	8	$17.61	to	$17.93	$136
2005	10	$14.19	to	$14.42	$144
Legg Mason Western Asset Variable High Income
Portfolio
2009	4	$18.41	to	$18.82	$78
2008	4	$11.67	to	$11.92	$51
2007	6	$16.91	to	$17.24	$110
2006	8	$17.10	to	$17.40	$138
2005	12	$15.63	to	$15.88	$185
Legg Mason Western Asset Variable Money Market
Portfolio
2009	2	$13.38			$23
2008	2	$13.54			$23
2007	12	$13.39			$166
2006	2	$12.94			$23
2005	2	$12.54			$24
Oppenheimer Main Street Small Cap Fund®/VA -
Service Class
2009	102	$15.36	to	$15.80	$1,600
2008	71	$11.38	to	$11.63	$822
2007	70	$18.60	to	$18.90	$1,323
2006	43	$19.12	to	$19.32	$822
2005	5	$16.93	to	$16.97	$91

Investment
Income	Expense RatioB			Total ReturnC
RatioA	(lowest to highest)			(lowest to highest)

1.31%	1.25%	to	1.40%	22.85% to 22.94%
0.83%	1.25%	to	1.40%	-36.59% to -36.45%
(c)	1.25%	to	1.40%	(c)
(c)		(c)		(c)
(c)		(c)		(c)

  1.25% to 1.40% 26.77% to 27.00%

1.40%	1.25%	to	1.40%	-44.18%	to	-44.10%
0.83%	1.25%	to	1.40%	4.88%	to	4.96%
1.91%	1.25%	to	1.40%	24.10%	to	24.34%
1.12%	1.25%	to	1.40%	10.17%	to	10.33%

12.40%	1.25%	to	1.40%	57.75%	to	57.89%
9.94%	1.25%	to	1.40%	-30.99%	to	-30.86%
8.07%	1.25%	to	1.40%	-1.11%	to	-0.92%
6.49%	1.25%	to	1.40%	9.40%	to	9.57%
7.11%	1.25%	to	1.40%	1.23%	to	1.34%

-	1.40%			-1.18%
3.17%	1.40%			1.12%
2.12%	1.40%			3.48%
4.49%	1.40%			3.19%
3.31%	1.40%			1.37%

0.50%	0.75%	to	1.35%	34.97%	to	35.86%
0.28%	0.75%	to	1.35%	-38.82%	to	-38.47%
0.19%	0.75%	to	1.35%	-2.72%	to	-2.17%
0.01%	0.75%	to	1.35%	13.41%	to	13.85%
(a)	0.75%	to	1.10%		(a)

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
PIMCO Real Return Portfolio - Administrative Class
2009	949	$11.62	to	$11.96	$11,216	2.94%	0.75%	to	1.35%	16.78%	to	17.49%
2008	745	$9.95	to	$10.18	$7,515	4.22%	0.75%	to	1.35%	-8.29%	to	-7.71%
2007	222	$10.85	to	$11.03	$2,430	4.24%	0.75%	to	1.35%	9.05%	to	9.64%
2006	130	$9.95	to	$10.06	$1,301	4.45%	0.75%	to	1.35%	-0.40%	to	0.10%
2005	35	$10.02	to	$10.05	$352	(a)	0.75%	to	1.20%		(a)
Pioneer Equity Income VCT Portfolio - Class II
2009	1,206	$11.12	to	$12.72	$15,029	3.01%	0.75%	to	1.35%	12.29%	to	13.04%
2008	1,213	$9.87	to	$11.28	$13,323	2.72%	0.75%	to	1.35%	-31.41%	to	-30.97%
2007	1,031	$14.36	to	$16.39	$16,338	2.74%	0.75%	to	1.35%	-0.80%	to	-0.20%
2006	551	$14.44	to	$16.47	$8,556	2.31%	0.75%	to	1.35%	20.52%	to	21.20%
2005	272	$11.95	to	$13.62	$3,429	2.17%	0.75%	to	1.35%	4.09%	to	4.66%
ProFund VP Bull
2009	2,036	$7.18	to	$10.05	$15,316	0.65%	0.95%	to	2.25%	21.49%	to	23.28%
2008	2,280	$5.91	to	$8.22	$14,046	-	0.95%	to	2.60%	-39.27%	to	-38.28%
2007	2,986	$9.60	to	$13.43	$30,062	0.44%	0.90%	to	2.60%	0.85%	to	2.61%
2006	5,805	$9.42	to	$13.20	$57,596	0.22%	0.90%	to	2.60%	10.75%	to	12.62%
2005	8,379	$8.50	to	$11.82	$74,309	0.22%	0.90%	to	2.60%	0.12%	to	1.78%
ProFund VP Europe 30
2009	1,144	$8.70	to	$13.41	$10,444	2.60%	0.95%	to	2.35%	29.26%	to	31.05%
2008	1,401	$6.72	to	$10.32	$9,835	2.06%	0.90%	to	2.35%	-45.34%	to	-44.50%
2007	1,835	$12.05	to	$18.75	$23,421	2.03%	0.90%	to	2.60%	11.56%	to	13.54%
2006	2,641	$10.79	to	$16.66	$29,949	0.34%	0.90%	to	2.60%	14.46%	to	16.50%
2005	3,806	$9.42	to	$14.43	$37,372	0.13%	0.90%	to	2.60%	5.29%	to	7.16%
ProFund VP Rising Rates Opportunity
2009	2,393	$5.72	to	$7.07	$14,303	0.55%	0.95%	to	2.60%	28.82%	to	30.95%
2008	2,870	$4.43	to	$5.47	$13,199	5.38%	0.95%	to	2.60%	-39.61%	to	-38.60%
2007	4,013	$7.26	to	$9.01	$30,230	5.33%	0.95%	to	2.60%	-7.67%	to	-6.07%
2006	5,900	$7.81	to	$9.72	$47,606	2.01%	0.95%	to	2.60%	7.34%	to	9.15%
2005	6,792	$7.27	to	$9.02	$50,608	-	0.95%	to	2.60%	-10.28%	to	-8.82%

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Wells Fargo Advantage Asset Allocation Fund
2009	187	$9.35	to	$10.99	$2,009	1.85%	1.40%	to	2.20%	12.92%	to	13.89%
2008	210	$8.28	to	$9.65	$1,989	2.43%	1.40%	to	2.20%	-30.65%	to	-30.12%
2007	241	$11.94	to	$13.81	$3,282	2.27%	1.40%	to	2.20%	5.20%	to	6.07%
2006	268	$11.35	to	$13.02	$3,422	2.29%	1.40%	to	2.20%	9.75%	to	10.62%
2005	285	$10.34	to	$11.77	$3,308	2.45%	1.40%	to	2.20%	2.83%	to	3.52%
Wells Fargo Advantage C&B Large Cap Value Fund
2009	22	$9.45	to	$11.27	$238	1.70%	1.65%	to	2.20%	26.00%	to	26.77%
2008	27	$7.50	to	$9.01	$233	1.39%	1.40%	to	2.20%	-36.44%	to	-35.92%
2007	36	$11.80	to	$14.06	$489	1.14%	1.40%	to	2.20%	-3.36%	to	-2.56%
2006	40	$12.21	to	$14.43	$560	1.46%	1.40%	to	2.20%	19.47%	to	20.35%
2005	48	$10.22	to	$11.99	$568	0.81%	1.40%	to	2.20%	0.94%	to	1.45%
Wells Fargo Advantage Equity Income Fund
2009	55	$8.64	to	$10.31	$555	1.85%	1.65%	to	2.20%	14.29%	to	14.94%
2008	60	$7.56	to	$8.97	$529	1.96%	1.65%	to	2.20%	-37.83%	to	-37.49%
2007	71	$12.16	to	$14.35	$1,004	1.52%	1.65%	to	2.20%	0.50%	to	1.06%
2006	79	$12.10	to	$14.20	$1,105	1.53%	1.65%	to	2.20%	15.90%	to	16.68%
2005	84	$10.44	to	$12.17	$1,007	1.56%	1.65%	to	2.20%	3.17%	to	3.57%
Wells Fargo Advantage Large Company Growth Fund
2009	159	$9.15	to	$9.92	$1,529	0.35%	1.40%	to	2.20%	40.12%	to	41.31%
2008	192	$6.53	to	$7.02	$1,308	0.25%	1.40%	to	2.20%	-40.34%	to	-39.85%
2007	236	$10.94	to	$11.67	$2,681	-	1.40%	to	2.20%	5.19%	to	6.09%
2006	267	$10.40	to	$11.00	$2,876	-	1.40%	to	2.20%	0.10%	to	0.92%
2005	289	$10.39	to	$10.90	$3,109	0.18%	1.40%	to	2.20%	3.47%	to	4.21%
Wells Fargo Advantage Money Market Fund
2009	4	$10.27	to	$10.43	$36	-	1.65%	to	1.90%	-1.82%	to	-1.60%
2008	4	$10.46	to	$10.60	$43	2.35%	1.65%	to	1.90%	0.38%	to	0.66%
2007	12	$10.42	to	$10.53	$127	4.54%	1.65%	to	1.90%	2.66%	to	2.93%
2006	31	$10.08	to	$10.24	$314	4.30%	1.65%	to	2.20%	2.09%	to	2.71%
2005	78	$9.86	to	$10.03	$784	5.76%	1.65%	to	2.20%	0.41%	to	0.61%

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Wells Fargo Advantage Small Cap Growth Fund
2009	32	$12.37	to	$14.78	$464	-	1.40%	to	2.20%	49.40%	to	50.51%
2008	44	$8.28	to	$9.82	$419	-	1.40%	to	2.20%	-42.74%	to	-42.24%
2007	53	$14.46	to	$17.00	$884	-	1.40%	to	2.20%	11.32%	to	12.21%
2006	61	$12.99	to	$15.15	$910	-	1.40%	to	2.20%	20.06%	to	21.01%
2005	63	$10.82	to	$12.52	$782	-	1.40%	to	2.20%	3.97%	to	4.77%
Wells Fargo Advantage Total Return Bond Fund
2009	89	$11.52	to	$12.53	$1,080	4.46%	1.40%	to	2.20%	9.51%	to	10.49%
2008	93	$10.52	to	$11.34	$1,029	4.95%	1.40%	to	2.20%	0.10%	to	0.89%
2007	119	$10.51	to	$11.24	$1,314	4.61%	1.40%	to	2.20%	3.85%	to	4.75%
2006	130	$10.12	to	$10.73	$1,376	4.52%	1.40%	to	2.20%	1.61%	to	2.39%
2005	134	$9.96	to	$10.48	$1,391	4.11%	1.40%	to	2.20%	-0.29%	to	0.48%

(a)	As investment Division was not available until 2005, this data is not meaningful and is therefore not presented.
(b)	As investment Division was not available until 2006, this data is not meaningful and is therefore not presented.
(c)	As investment Division was not available until 2007, this data is not meaningful and is therefore not presented.
(d)	As investment Division was not available until 2008, this data is not meaningful and is therefore not presented.
(e)	As investment Division was not available until 2009, this data is not meaningful and is therefore not presented.
A	The Investment Income Ratio represents dividends received by the Division, excluding capital gains distributions divided by the average net assets. The recognition of investment income is determined by the timing of the declaration of dividends by the underlying fund in which the Division invests.
B	The Expense Ratio considers only the expenses borne directly by the Account and is equal to the mortality and expense, administrative and other charges, as defined in Note 5. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.
C	Total Return is calculated as the change in unit value for each Contract presented in the Statements of Assets and Liabilities. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.
*	Includes units for annuity contracts in payout beginning in 2006.

CONDENSED FINANCIAL INFORMATION

Except for subaccounts which did not commence operations as of December 31, 2009 the following tables give (1) the accumulation unit value ("AUV") at the beginning of the period, (2) the AUV at the end of the period and (3) the total number of accumulation units outstanding at the end of the period for each subaccount of ING USA Separate Account B available under the Contract for the indicated periods. This information is current through December 31, 2009, including portfolio names. Portfolio name changes after December 31, 2009 are not reflected in this information.

	Separate Account Annual Charges of 0.95%

	2009	2008	2007	2006	2005	2004	2003	2002	2001

AIM V.I. LEISURE FUND
(Fund first available during May 2002)
Value at beginning of period	$8.11	$14.38	$14.64	$11.86	$12.12	$10.79	$8.47	$10.00
Value at end of period	$10.67	$8.11	$14.38	$14.64	$11.86	$12.12	$10.79	$8.47
Number of accumulation units outstanding at end of period	15,494	11,818	12,345	16,278	26,508	13,783	7,507	749
BLACKROCK GLOBAL ALLOCATION V.I. FUND
(Funds were first received in this option during May 2008)
Value at beginning of period	$8.02	$10.31
Value at end of period	$9.61	$8.02
Number of accumulation units outstanding at end of period	289,884	157,683
COLUMBIA SMALL CAP VALUE FUND VS
(Fund first available during May 2005)
Value at beginning of period	$9.25	$13.00	$13.48	$11.40	$10.15
Value at end of period	$11.46	$9.25	$13.00	$13.48	$11.40
Number of accumulation units outstanding at end of period	29,230	27,505	29,920	34,140	47,910
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$10.61	$18.69	$16.09	$14.57	$12.61	$11.06	$8.71	$9.73	$10.00
Value at end of period	$14.23	$10.61	$18.69	$16.09	$14.57	$12.61	$11.06	$8.71	$9.73
Number of accumulation units outstanding at end of period	825,559	867,530	908,267	905,470	713,743	551,666	327,190	86,387	23,962
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$7.90	$13.94	$13.90	$11.70	$11.19	$10.16	$7.89	$9.61	$10.00
Value at end of period	$10.16	$7.90	$13.94	$13.90	$11.70	$11.19	$10.16	$7.89	$9.61
Number of accumulation units outstanding at end of period	347,831	401,729	429,511	420,104	514,374	519,515	308,618	137,711	26,226
ING AMERICAN FUNDS ASSET ALLOCATION PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$7.21	$10.16
Value at end of period	$8.81	$7.21
Number of accumulation units outstanding at end of period	44,294	6,595
ING AMERICAN FUNDS BOND PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$9.04	$10.14
Value at end of period	$10.04	$9.04
Number of accumulation units outstanding at end of period	163,350	44,947

SD VA

CFI 1

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001

ING AMERICAN FUNDS GROWTH-INCOME PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$8.98	$14.67	$14.17	$12.48	$11.97	$11.01	$10.00
Value at end of period	$11.61	$8.98	$14.67	$14.17	$12.48	$11.97	$11.01
Number of accumulation units outstanding at end of period	933,504	955,255	934,992	897,306	811,729	468,147	61,848
ING AMERICAN FUNDS GROWTH PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$9.09	$16.46	$14.87	$13.69	$11.96	$10.79	$10.00
Value at end of period	$12.48	$9.09	$16.46	$14.87	$13.69	$11.96	$10.79
Number of accumulation units outstanding at end of period	1,164,673	1,160,067	1,132,944	1,117,857	946,920	479,213	67,367
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$12.94	$22.71	$19.20	$16.38	$13.67	$11.64	$10.00
Value at end of period	$18.25	$12.94	$22.71	$19.20	$16.38	$13.67	$11.64
Number of accumulation units outstanding at end of period	629,054	627,231	637,013	593,924	533,978	313,605	40,608
ING AMERICAN FUNDS WORLD ALLOCATION PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$10.69
Value at end of period	$13.13
Number of accumulation units outstanding at end of period	4,071
ING ARTIO FOREIGN PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$11.79	$21.12	$18.31	$14.31	$12.52	$10.72	$8.25	$10.00
Value at end of period	$14.04	$11.79	$21.12	$18.31	$14.31	$12.52	$10.72	$8.25
Number of accumulation units outstanding at end of period	295,437	329,488	359,311	317,079	228,564	150,528	37,732	3,926
ING BARON SMALL CAP GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$7.71	$13.24	$12.60	$11.04	$10.00
Value at end of period	$10.32	$7.71	$13.24	$12.60	$11.04
Number of accumulation units outstanding at end of period	230,323	193,360	205,623	141,657	72,996
ING BLACKROCK INFLATION PROTECTED BOND PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$9.94
Value at end of period	$10.62
Number of accumulation units outstanding at end of period	160,538
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$7.90	$13.09	$12.38	$11.67	$10.62
Value at end of period	$10.19	$7.90	$13.09	$12.38	$11.67
Number of accumulation units outstanding at end of period	107,232	191,117	164,463	171,116	117,504
ING BLACKROCK LARGE CAP VALUE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$8.56	$13.36	$12.93	$11.22	$10.98
Value at end of period	$9.56	$8.56	$13.36	$12.93	$11.22
Number of accumulation units outstanding at end of period	8,844	11,162	11,924	15,652	4,666
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$6.52	$9.99
Value at end of period	$9.86	$6.52
Number of accumulation units outstanding at end of period	38,668	18,329

SD VA

CFI 2

	Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001

ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Fund first available during June 2006)
Value at beginning of period	$7.30	$12.55	$13.67	$10.87
Value at end of period	$9.65	$7.30	$12.55	$13.67
Number of accumulation units outstanding at end of period	74,367	71,878	44,959	48,430
ING CLARION REAL ESTATE PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$10.91	$17.92	$22.00	$16.13	$13.95	$10.87
Value at end of period	$14.69	$10.91	$17.92	$22.00	$16.13	$13.95
Number of accumulation units outstanding at end of period	117,506	113,525	115,394	126,148	119,731	27,720
ING COLUMBIA SMALL CAP VALUE PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$6.72	$10.29	$10.08	$10.05
Value at end of period	$8.30	$6.72	$10.29	$10.08
Number of accumulation units outstanding at end of period	110,539	149,933	127,183	77,168
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Fund first available during January 2006)
Value at beginning of period	$6.95	$11.54	$11.18	$10.26
Value at end of period	$9.05	$6.95	$11.54	$11.18
Number of accumulation units outstanding at end of period	179,609	158,615	112,120	53,296
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$9.31	$13.18	$12.26	$10.87	$9.94	$9.72
Value at end of period	$11.07	$9.31	$13.18	$12.26	$10.87	$9.94
Number of accumulation units outstanding at end of period	85,779	133,789	118,427	136,843	144,971	33,385
ING EVERGREEN OMEGA PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$8.99	$12.53	$11.33	$10.83	$10.52	$9.93
Value at end of period	$12.68	$8.99	$12.53	$11.33	$10.83	$10.52
Number of accumulation units outstanding at end of period	83,827	45,525	48,061	54,505	56,706	12,323
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$9.13	$15.15	$13.36	$12.05	$9.96
Value at end of period	$12.59	$9.13	$15.15	$13.36	$12.05
Number of accumulation units outstanding at end of period	167,288	171,019	187,448	128,496	26,655
ING FOCUS 5 PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$6.04	$10.18
Value at end of period	$7.29	$6.04
Number of accumulation units outstanding at end of period	544	434
ING FRANKLIN INCOME PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$7.81	$11.14	$10.96	$10.02
Value at end of period	$10.21	$7.81	$11.14	$10.96
Number of accumulation units outstanding at end of period	557,839	433,035	335,395	172,105
ING FRANKLIN MUTUAL SHARES PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$7.35	$11.92	$12.48
Value at end of period	$9.21	$7.35	$11.92
Number of accumulation units outstanding at end of period	202,810	204,722	168,065

SD VA

CFI 3

	Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001

ING FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$6.14	$9.64	$10.14
Value at end of period	$7.92	$6.14	$9.64
Number of accumulation units outstanding at end of period	77,286	69,684	62,482
ING GLOBAL RESOURCES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.45	$21.31	$16.14	$13.42	$9.56
Value at end of period	$16.96	$12.45	$21.31	$16.14	$13.42
Number of accumulation units outstanding at end of period	149,093	127,955	96,378	59,314	38,316
ING GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$6.13	$9.66
Value at end of period	$7.90	$6.13
Number of accumulation units outstanding at end of period	1,371,537	1,055,301
ING HANG SENG INDEX PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$10.19
Value at end of period	$13.00
Number of accumulation units outstanding at end of period	12,052
ING INDEX PLUS LARGECAP PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$7.52	$12.13	$11.69	$10.33	$9.92	$9.08	$7.28	$9.40	$10.00
Value at end of period	$9.16	$7.52	$12.13	$11.69	$10.33	$9.92	$9.08	$7.28	$9.40
Number of accumulation units outstanding at end of period	2,858,096	1,834,630	1,639,937	397,879	407,086	418,924	334,015	141,983	16,897
ING INDEX PLUS MIDCAP PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$9.91	$16.06	$15.41	$14.26	$12.98	$11.27	$8.61	$9.91	$10.00
Value at end of period	$12.90	$9.91	$16.06	$15.41	$14.26	$12.98	$11.27	$8.61	$9.91
Number of accumulation units outstanding at end of period	370,245	344,429	393,916	470,325	530,496	517,452	312,714	133,786	25,943
ING INDEX PLUS SMALLCAP PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$10.24	$15.58	$16.82	$14.97	$14.07	$11.67	$8.67	$10.11	$10.00
Value at end of period	$12.63	$10.24	$15.58	$16.82	$14.97	$14.07	$11.67	$8.67	$10.11
Number of accumulation units outstanding at end of period	277,071	259,992	285,715	328,082	388,229	336,053	212,622	97,304	18,193
ING INTERMEDIATE BOND PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$9.87	$10.90	$10.42	$10.13	$10.04
Value at end of period	$10.87	$9.87	$10.90	$10.42	$10.13
Number of accumulation units outstanding at end of period	2,146,877	1,471,381	359,648	249,344	99,176
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$6.09	$10.26
Value at end of period	$7.68	$6.09
Number of accumulation units outstanding at end of period	95,951	809
ING JANUS CONTRARIAN PORTFOLIO
(Fund first available during November 2004)
Value at beginning of period	$9.72	$19.24	$16.07	$13.19	$11.52	$10.69
Value at end of period	$13.14	$9.72	$19.24	$16.07	$13.19	$11.52
Number of accumulation units outstanding at end of period	92,749	88,500	99,303	22,452	10,207	1,302

SD VA

CFI 4

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001

ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.26	$25.41	$18.52	$13.77	$10.28
Value at end of period	$20.84	$12.26	$25.41	$18.52	$13.77
Number of accumulation units outstanding at end of period	140,300	134,627	135,439	102,809	38,991
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$11.79	$17.77	$17.53	$15.19	$14.14	$11.84	$9.19	$10.00
Value at end of period	$14.67	$11.79	$17.77	$17.53	$15.19	$14.14	$11.84	$9.19
Number of accumulation units outstanding at end of period	73,106	72,668	88,982	99,336	131,775	110,487	50,682	7,703
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$10.46	$15.07	$15.48	$13.40	$13.63	$10.46	$7.87	$10.00
Value at end of period	$13.19	$10.46	$15.07	$15.48	$13.40	$13.63	$10.46	$7.87
Number of accumulation units outstanding at end of period	104,806	100,668	113,966	122,935	109,313	85,598	30,406	2,395
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$8.23	$13.69	$14.09	$12.93	$11.74	$10.83	$10.00
Value at end of period	$10.75	$8.23	$13.69	$14.09	$12.93	$11.74	$10.83
Number of accumulation units outstanding at end of period	35,599	34,077	44,917	61,704	74,488	74,276	856
ING LIQUID ASSETS PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$18.72	$18.45	$17.75	$17.12	$16.81	$16.82	$16.86	$16.78	$16.64
Value at end of period	$18.60	$18.72	$18.45	$17.75	$17.12	$16.81	$16.82	$16.86	$16.78
Number of accumulation units outstanding at end of period	1,483,805	1,679,566	818,125	379,225	191,796	298,469	174,559	125,682	10,855
ING LORD ABBETT AFFILIATED PORTFOLIO
(Fund first available during December 2003)
Value at beginning of period	$9.55	$15.21	$14.74	$12.66	$12.11	$11.13	$10.00
Value at end of period	$11.24	$9.55	$15.21	$14.74	$12.66	$12.11	$11.13
Number of accumulation units outstanding at end of period	22,543	20,017	20,285	32,046	5,318	4,991	3,929
ING MARSICO GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$8.43	$14.26	$12.61	$12.13	$11.25	$9.72
Value at end of period	$10.77	$8.43	$14.26	$12.61	$12.13	$11.25
Number of accumulation units outstanding at end of period	155,590	160,660	172,542	131,122	67,535	28,440
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$9.14	$18.27	$15.30	$12.45	$10.06
Value at end of period	$12.45	$9.14	$18.27	$15.30	$12.45
Number of accumulation units outstanding at end of period	97,947	105,954	97,500	154,055	49,031
ING MFS TOTAL RETURN PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$22.75	$29.58	$28.71	$25.90	$25.41	$23.08	$19.96	$21.24	$21.21
Value at end of period	$26.57	$22.75	$29.58	$28.71	$25.90	$25.41	$23.08	$19.96	$21.24
Number of accumulation units outstanding at end of period	315,851	338,065	410,842	426,361	436,951	288,602	208,270	100,967	23,176
ING MFS UTILITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.53	$18.69	$14.81	$11.43	$10.05
Value at end of period	$15.17	$11.53	$18.69	$14.81	$11.43
Number of accumulation units outstanding at end of period	193,722	160,649	158,121	112,423	62,951

SD VA

CFI 5

	Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001

ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$6.50	$10.06
Value at end of period	$9.07	$6.50
Number of accumulation units outstanding at end of period	26,357	13,767
ING OPPENHEIMER ACTIVE ALLOCATION PORTFOLIO
(Funds were first received in this option during June 2009)
Value at beginning of period	$11.24
Value at end of period	$12.98
Number of accumulation units outstanding at end of period	628
ING OPPENHEIMER GLOBAL PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$8.78	$14.86	$14.07	$12.04	$10.06
Value at end of period	$12.14	$8.78	$14.86	$14.07	$12.04
Number of accumulation units outstanding at end of period	111,643	108,588	119,469	130,552	145,375
ING OPPENHEIMER GLOBAL PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$10.06	$17.07	$16.21	$13.91	$12.40	$10.89	$8.34	$10.00
Value at end of period	$13.89	$10.06	$17.07	$16.21	$13.91	$12.40	$10.89	$8.34
Number of accumulation units outstanding at end of period	170,424	176,836	168,973	139,169	54,637	46,615	29,810	1,482
ING OPPORTUNISTIC LARGECAP PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$6.95	$10.93	$10.74	$9.37	$8.86	$8.14	$6.62	$9.04	$10.00
Value at end of period	$7.91	$6.95	$10.93	$10.74	$9.37	$8.86	$8.14	$6.62	$9.04
Number of accumulation units outstanding at end of period	84,799	88,588	92,141	101,434	117,122	68,299	53,477	31,205	1,584
ING PIMCO HIGH YIELD PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$9.46	$12.33	$12.10	$11.22	$10.85	$10.00
Value at end of period	$14.00	$9.46	$12.33	$12.10	$11.22	$10.85
Number of accumulation units outstanding at end of period	353,313	372,409	449,307	476,338	449,334	447,490
ING PIMCO TOTAL RETURN BOND PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$16.61	$16.09	$14.91	$14.43	$14.21	$13.68	$13.19	$12.25	$11.80
Value at end of period	$18.83	$16.61	$16.09	$14.91	$14.43	$14.21	$13.68	$13.19	$12.25
Number of accumulation units outstanding at end of period	1,580,125	1,356,952	862,232	725,870	673,582	530,901	367,672	161,644	42,619
ING PIONEER FUND PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$8.57	$13.26	$12.74	$11.01	$10.23
Value at end of period	$10.54	$8.57	$13.26	$12.74	$11.01
Number of accumulation units outstanding at end of period	43,069	46,213	70,706	89,344	42,278
ING PIONEER MID CAP VALUE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$8.42	$12.71	$12.16	$10.93	$9.96
Value at end of period	$10.44	$8.42	$12.71	$12.16	$10.93
Number of accumulation units outstanding at end of period	186,703	181,447	124,288	52,429	38,742
ING RETIREMENT CONSERVATIVE PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$8.25
Value at end of period	$8.32
Number of accumulation units outstanding at end of period	95,905

SD VA

CFI 6

	Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001

ING RETIREMENT GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.22
Value at end of period	$9.38
Number of accumulation units outstanding at end of period	1,279,078
ING RETIREMENT MODERATE GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.50
Value at end of period	$9.64
Number of accumulation units outstanding at end of period	985,236
ING RETIREMENT MODERATE PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.75
Value at end of period	$9.87
Number of accumulation units outstanding at end of period	961,001
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during June 2009)
Value at beginning of period	$10.71
Value at end of period	$12.73
Number of accumulation units outstanding at end of period	150,545
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$6.73	$10.32
Value at end of period	$8.24	$6.73
Number of accumulation units outstanding at end of period	142,141	123,949
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$10.65
Value at end of period	$12.55
Number of accumulation units outstanding at end of period	188,487
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$11.58
Value at end of period	$13.04
Number of accumulation units outstanding at end of period	32,327
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$6.15	$9.39
Value at end of period	$8.51	$6.15
Number of accumulation units outstanding at end of period	15,954	786
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$6.99	$10.26
Value at end of period	$8.76	$6.99
Number of accumulation units outstanding at end of period	27,755	23,673
ING SMALLCAP OPPORTUNITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$9.43	$14.55	$13.38	$12.02	$11.06
Value at end of period	$12.20	$9.43	$14.55	$13.38	$12.02
Number of accumulation units outstanding at end of period	5,413	3,750	4,235	4,419	155

SD VA

CFI 7

	Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001

ING SMALL COMPANY PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$7.17	$10.18
Value at end of period	$9.04	$7.17
Number of accumulation units outstanding at end of period	67,630	57,125
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$9.30	$12.96	$12.53	$11.04	$10.18
Value at end of period	$12.28	$9.30	$12.96	$12.53	$11.04
Number of accumulation units outstanding at end of period	851,174	769,031	639,407	395,726	175,769
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$8.86	$13.91	$13.63	$11.55	$11.22	$9.76
Value at end of period	$10.97	$8.86	$13.91	$13.63	$11.55	$11.22
Number of accumulation units outstanding at end of period	303,468	289,598	279,296	260,062	257,330	76,763
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during June 2007)
Value at beginning of period	$5.83	$10.21	$10.02
Value at end of period	$8.23	$5.83	$10.21
Number of accumulation units outstanding at end of period	31,553	18,101	35,104
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Fund first available during June 2006)
Value at beginning of period	$7.53	$12.80	$11.22	$9.31
Value at end of period	$9.83	$7.53	$12.80	$11.22
Number of accumulation units outstanding at end of period	146,123	139,728	58,432	31,855
ING TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
(Fund first available during May 2005)
Value at beginning of period	$8.44	$14.13	$13.93	$11.53	$10.49
Value at end of period	$11.06	$8.44	$14.13	$13.93	$11.53
Number of accumulation units outstanding at end of period	119,983	110,702	116,403	73,111	1,522
ING THORNBURG VALUE PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$6.46	$10.83	$10.20	$8.81	$8.76	$7.83	$6.18	$8.93	$10.00
Value at end of period	$9.27	$6.46	$10.83	$10.20	$8.81	$8.76	$7.83	$6.18	$8.93
Number of accumulation units outstanding at end of period	21,519	19,978	25,001	31,611	32,891	38,704	40,717	24,403	3,867
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.24	$9.94
Value at end of period	$10.70	$10.24
Number of accumulation units outstanding at end of period	112,347	33,796
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$8.14	$13.70	$13.70	$12.10	$11.21	$10.02
Value at end of period	$10.61	$8.14	$13.70	$13.70	$12.10	$11.21
Number of accumulation units outstanding at end of period	6,193	8,205	12,654	47,595	9,595	4,949
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$8.86	$14.07	$14.54	$12.67	$12.36	$10.69	$8.32	$10.00
Value at end of period	$11.27	$8.86	$14.07	$14.54	$12.67	$12.36	$10.69	$8.32
Number of accumulation units outstanding at end of period	190,918	211,587	224,752	248,492	218,865	160,272	84,810	6,160

SD VA

CFI 8

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001

ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$9.39	$12.41	$12.13	$10.89	$10.32
Value at end of period	$11.39	$9.39	$12.41	$12.13	$10.89
Number of accumulation units outstanding at end of period	222,057	229,290	118,769	85,406	56,402
ING VAN KAMPEN GLOBAL FRANCHISE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$9.87	$13.95	$12.84	$10.68	$10.23
Value at end of period	$12.60	$9.87	$13.95	$12.84	$10.68
Number of accumulation units outstanding at end of period	122,253	96,721	98,965	93,100	28,115
ING VAN KAMPEN GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$10.54
Value at end of period	$12.17
Number of accumulation units outstanding at end of period	2,247
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$8.74	$13.02	$12.81	$11.15	$10.10
Value at end of period	$10.73	$8.74	$13.02	$12.81	$11.15
Number of accumulation units outstanding at end of period	167,879	180,062	148,515	99,858	45,311
ING WELLS FARGO SMALL CAP DISCIPLINED PORTFOLIO
(Fund first available during March 2006)
Value at beginning of period	$7.32	$10.99	$11.52	$10.43
Value at end of period	$9.43	$7.32	$10.99	$11.52
Number of accumulation units outstanding at end of period	12,291	3,646	4,619	8,651
ING WISDOM TREESM GLOBAL HIGH-YIELDING EQUITY INDEX
PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$6.04	$8.94
Value at end of period	$7.77	$6.04
Number of accumulation units outstanding at end of period	18,059	2,749
PROFUND VP BULL
(Fund first available during August 2003)
Value at beginning of period	$6.53	$10.58	$10.32	$9.17	$9.01	$8.36	$10.00
Value at end of period	$8.05	$6.53	$10.58	$10.32	$9.17	$9.01	$8.36
Number of accumulation units outstanding at end of period	1,298	2,122	4,256	6,030	4,857	5,731	1,317
PROFUND VP EUROPE 30
(Fund first available during December 2003)
Value at beginning of period	$7.44	$13.42	$11.82	$10.16	$9.49	$8.38	$10.00
Value at end of period	$9.75	$7.44	$13.42	$11.82	$10.16	$9.49	$8.38
Number of accumulation units outstanding at end of period	5,465	8,225	8,954	10,395	10,342	11,091	7,306
PROFUND VP RISING RATES OPPORTUNITY
(Fund first available during October 2003)
Value at beginning of period	$4.75	$7.74	$8.24	$7.55	$8.28	$9.38	$10.00
Value at end of period	$6.22	$4.75	$7.74	$8.24	$7.55	$8.28	$9.38
Number of accumulation units outstanding at end of period	35,221	38,392	40,425	53,562	51,285	35,487	16,785

SD VA

CFI 9

	Condensed Financial Information (continued)

	Separate Account Annual Charges of 1.25%

	2009	2008	2007	2006	2005	2004	2003	2002	2001

AIM V.I. LEISURE FUND
(Fund first available during May 2002)
Value at beginning of period	$7.95	$14.13	$14.43	$11.73	$12.02	$10.73	$8.45	$10.00
Value at end of period	$10.42	$7.95	$14.13	$14.43	$11.73	$12.02	$10.73	$8.45
Number of accumulation units outstanding at end of period	14,251	13,509	13,667	13,844	16,471	37,657	12,940	696
BLACKROCK GLOBAL ALLOCATION V.I. FUND
(Funds were first received in this option during June 2008)
Value at beginning of period	$8.00	$10.18
Value at end of period	$9.55	$8.00
Number of accumulation units outstanding at end of period	66,364	32,380
COLUMBIA SMALL CAP VALUE FUND VS
(Fund first available during May 2005)
Value at beginning of period	$9.15	$12.90	$13.41	$11.38	$10.53
Value at end of period	$11.30	$9.15	$12.90	$13.41	$11.38
Number of accumulation units outstanding at end of period	8,369	10,981	7,856	7,758	2,731
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$10.37	$18.33	$15.82	$14.38	$12.48	$10.98	$8.67	$9.71	$10.00
Value at end of period	$13.87	$10.37	$18.33	$15.82	$14.38	$12.48	$10.98	$8.67	$9.71
Number of accumulation units outstanding at end of period	372,040	346,513	324,819	309,110	333,108	331,754	180,658	77,060	31,173
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$7.72	$13.67	$13.67	$11.54	$11.07	$10.08	$7.85	$9.60	$10.00
Value at end of period	$9.90	$7.72	$13.67	$13.67	$11.54	$11.07	$10.08	$7.85	$9.60
Number of accumulation units outstanding at end of period	158,548	154,129	171,636	164,025	161,495	274,974	156,771	67,874	21,430
ING AMERICAN FUNDS ASSET ALLOCATION PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$7.20	$9.39
Value at end of period	$8.77	$7.20
Number of accumulation units outstanding at end of period	16,280	4,435
ING AMERICAN FUNDS BOND PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$9.02	$9.99
Value at end of period	$9.99	$9.02
Number of accumulation units outstanding at end of period	76,504	14,956
ING AMERICAN FUNDS GROWTH-INCOME PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$8.84	$14.48	$14.03	$12.40	$11.92	$11.00	$10.00
Value at end of period	$11.39	$8.84	$14.48	$14.03	$12.40	$11.92	$11.00
Number of accumulation units outstanding at end of period	486,418	433,030	406,158	402,136	384,895	737,364	110,025
ING AMERICAN FUNDS GROWTH PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$8.94	$16.25	$14.72	$13.60	$11.91	$10.78	$10.00
Value at end of period	$12.24	$8.94	$16.25	$14.72	$13.60	$11.91	$10.78
Number of accumulation units outstanding at end of period	433,960	382,001	342,729	325,173	331,205	625,575	112,382

SD VA

CFI 10

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001

ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$12.73	$22.41	$19.01	$16.26	$13.62	$11.62	$10.00
Value at end of period	$17.90	$12.73	$22.41	$19.01	$16.26	$13.62	$11.62
Number of accumulation units outstanding at end of period	350,308	332,316	315,381	286,308	298,841	302,519	126,233
ING AMERICAN FUNDS WORLD ALLOCATION PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$12.57
Value at end of period	$13.11
Number of accumulation units outstanding at end of period	2,678
ING ARTIO FOREIGN PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$11.55	$20.76	$18.05	$14.15	$12.42	$10.67	$8.23	$10.00
Value at end of period	$13.72	$11.55	$20.76	$18.05	$14.15	$12.42	$10.67	$8.23
Number of accumulation units outstanding at end of period	79,752	68,575	79,175	72,925	67,064	112,158	52,301	43
ING BARON SMALL CAP GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$7.62	$13.14	$12.54	$11.02	$10.49
Value at end of period	$10.17	$7.62	$13.14	$12.54	$11.02
Number of accumulation units outstanding at end of period	44,119	36,368	54,950	31,133	5,170
ING BLACKROCK INFLATION PROTECTED BOND PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$9.92
Value at end of period	$10.60
Number of accumulation units outstanding at end of period	49,699
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$7.81	$12.99	$12.32	$11.64	$10.91
Value at end of period	$10.05	$7.81	$12.99	$12.32	$11.64
Number of accumulation units outstanding at end of period	73,679	59,794	63,502	47,086	21,910
ING BLACKROCK LARGE CAP VALUE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$8.46	$13.25	$12.86	$11.20	$11.09
Value at end of period	$9.43	$8.46	$13.25	$12.86	$11.20
Number of accumulation units outstanding at end of period	4,891	3,798	3,295	4,994	176
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$6.51	$9.99
Value at end of period	$9.81	$6.51
Number of accumulation units outstanding at end of period	10,450	1,519
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Fund first available during August 2006)
Value at beginning of period	$7.24	$12.48	$13.64	$11.58
Value at end of period	$9.54	$7.24	$12.48	$13.64
Number of accumulation units outstanding at end of period	13,467	8,440	10,347	13,102
ING CLARION REAL ESTATE PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$10.76	$17.72	$21.82	$16.05	$13.92	$10.66
Value at end of period	$14.44	$10.76	$17.72	$21.82	$16.05	$13.92
Number of accumulation units outstanding at end of period	36,283	36,224	30,730	69,353	60,682	106,213

SD VA

CFI 11

	Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001

ING COLUMBIA SMALL CAP VALUE PORTFOLIO
(Fund first available during June 2006)
Value at beginning of period	$6.66	$10.23	$10.06	$9.47
Value at end of period	$8.20	$6.66	$10.23	$10.06
Number of accumulation units outstanding at end of period	47,161	43,017	56,002	24,298
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Fund first available during January 2006)
Value at beginning of period	$6.88	$11.46	$11.15	$10.16
Value at end of period	$8.94	$6.88	$11.46	$11.15
Number of accumulation units outstanding at end of period	142,322	132,073	107,998	68,019
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$9.18	$13.03	$12.16	$10.81	$9.92	$9.71
Value at end of period	$10.88	$9.18	$13.03	$12.16	$10.81	$9.92
Number of accumulation units outstanding at end of period	40,888	30,620	34,967	35,056	34,582	24,849
ING EVERGREEN OMEGA PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$8.86	$12.39	$11.24	$10.78	$10.50	$10.38
Value at end of period	$12.47	$8.86	$12.39	$11.24	$10.78	$10.50
Number of accumulation units outstanding at end of period	41,256	12,692	15,969	21,334	22,424	3,737
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$9.03	$15.03	$13.29	$12.03	$11.10
Value at end of period	$12.41	$9.03	$15.03	$13.29	$12.03
Number of accumulation units outstanding at end of period	70,175	89,067	73,707	64,750	6,637
ING FOCUS 5 PORTFOLIO
(Funds were first received in this option during April 2009)
Value at beginning of period	$5.42
Value at end of period	$7.25
Number of accumulation units outstanding at end of period	2,165
ING FRANKLIN INCOME PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$7.74	$11.09	$10.94	$9.95
Value at end of period	$10.10	$7.74	$11.09	$10.94
Number of accumulation units outstanding at end of period	171,307	117,603	68,699	23,067
ING FRANKLIN MUTUAL SHARES PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$7.31	$11.90	$12.71
Value at end of period	$9.13	$7.31	$11.90
Number of accumulation units outstanding at end of period	44,387	44,743	23,533
ING FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$6.11	$9.62	$10.17
Value at end of period	$7.86	$6.11	$9.62
Number of accumulation units outstanding at end of period	102,480	35,605	23,385
ING GLOBAL RESOURCES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.31	$21.14	$16.06	$13.40	$11.13
Value at end of period	$16.72	$12.31	$21.14	$16.06	$13.40
Number of accumulation units outstanding at end of period	64,615	35,473	25,885	13,542	3,088

SD VA

CFI 12

	Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001

ING GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$6.11	$9.46
Value at end of period	$7.85	$6.11
Number of accumulation units outstanding at end of period	536,639	331,077
ING HANG SENG INDEX PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$10.19
Value at end of period	$12.98
Number of accumulation units outstanding at end of period	1,236
ING INDEX PLUS LARGECAP PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$7.35	$11.90	$11.50	$10.19	$9.81	$9.01	$7.25	$9.38	$10.00
Value at end of period	$8.93	$7.35	$11.90	$11.50	$10.19	$9.81	$9.01	$7.25	$9.38
Number of accumulation units outstanding at end of period	1,722,766	741,257	625,058	142,533	136,308	183,047	108,298	46,368	7,036
ING INDEX PLUS MIDCAP PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$9.69	$15.75	$15.16	$14.06	$12.85	$11.18	$8.58	$9.90	$10.00
Value at end of period	$12.57	$9.69	$15.75	$15.16	$14.06	$12.85	$11.18	$8.58	$9.90
Number of accumulation units outstanding at end of period	176,016	144,046	139,039	164,673	173,738	222,237	111,247	61,372	10,835
ING INDEX PLUS SMALLCAP PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$10.01	$15.28	$16.55	$14.76	$13.93	$11.58	$8.64	$10.10	$10.00
Value at end of period	$12.31	$10.01	$15.28	$16.55	$14.76	$13.93	$11.58	$8.64	$10.10
Number of accumulation units outstanding at end of period	115,496	98,976	106,249	115,088	136,963	184,418	108,271	45,701	6,817
ING INTERMEDIATE BOND PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$9.76	$10.81	$10.36	$10.11	$10.12
Value at end of period	$10.72	$9.76	$10.81	$10.36	$10.11
Number of accumulation units outstanding at end of period	904,122	525,103	158,394	127,687	157,185
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during February 2009)
Value at beginning of period	$4.91
Value at end of period	$7.64
Number of accumulation units outstanding at end of period	42,816
ING JANUS CONTRARIAN PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$9.59	$19.03	$15.94	$13.12	$10.99
Value at end of period	$12.92	$9.59	$19.03	$15.94	$13.12
Number of accumulation units outstanding at end of period	45,752	41,308	61,495	24,458	2,361
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.13	$25.20	$18.43	$13.74	$10.61
Value at end of period	$20.54	$12.13	$25.20	$18.43	$13.74
Number of accumulation units outstanding at end of period	39,653	27,167	19,013	9,397	4,875
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$11.55	$17.47	$17.29	$15.02	$14.02	$11.78	$9.17	$10.00
Value at end of period	$14.33	$11.55	$17.47	$17.29	$15.02	$14.02	$11.78	$9.17
Number of accumulation units outstanding at end of period	57,973	41,976	38,944	40,157	46,014	118,478	25,522	325

SD VA

CFI 13

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001

ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$10.25	$14.82	$15.26	$13.25	$13.63	$10.41	$7.85	$10.00
Value at end of period	$12.89	$10.25	$14.82	$15.26	$13.25	$13.63	$10.41	$7.85
Number of accumulation units outstanding at end of period	36,908	36,111	38,065	58,061	42,521	70,555	24,875	203
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$8.09	$13.51	$13.95	$12.84	$11.69	$10.82	$10.00
Value at end of period	$10.55	$8.09	$13.51	$13.95	$12.84	$11.69	$10.82
Number of accumulation units outstanding at end of period	15,528	18,113	9,622	9,154	5,891	23,170	6,058
ING LIQUID ASSETS PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$17.62	$17.42	$16.81	$16.26	$16.02	$16.08	$16.16	$16.13	$16.02
Value at end of period	$17.46	$17.62	$17.42	$16.81	$16.26	$16.02	$16.08	$16.16	$16.13
Number of accumulation units outstanding at end of period	752,282	642,414	267,136	168,543	88,658	690,371	727,878	65,629	12,665
ING LORD ABBETT AFFILIATED PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$9.40	$15.01	$14.60	$12.57	$12.07	$11.20
Value at end of period	$11.03	$9.40	$15.01	$14.60	$12.57	$12.07
Number of accumulation units outstanding at end of period	7,567	3,585	3,110	3,226	1,222	32,515
ING MARSICO GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$8.31	$14.10	$12.51	$12.07	$11.22	$9.72
Value at end of period	$10.59	$8.31	$14.10	$12.51	$12.07	$11.22
Number of accumulation units outstanding at end of period	16,198	11,297	7,679	7,007	5,867	409,584
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$9.04	$18.12	$15.22	$12.43	$10.20
Value at end of period	$12.28	$9.04	$18.12	$15.22	$12.43
Number of accumulation units outstanding at end of period	17,094	19,401	20,905	18,447	20,045
ING MFS TOTAL RETURN PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$21.79	$28.41	$27.67	$25.03	$24.63	$22.45	$19.47	$20.77	$20.78
Value at end of period	$25.36	$21.79	$28.41	$27.67	$25.03	$24.63	$22.45	$19.47	$20.77
Number of accumulation units outstanding at end of period	180,493	147,059	136,704	138,508	160,972	618,206	634,937	58,151	22,001
ING MFS UTILITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.40	$18.54	$14.74	$11.41	$10.16
Value at end of period	$14.95	$11.40	$18.54	$14.74	$11.41
Number of accumulation units outstanding at end of period	65,727	44,479	47,204	37,092	44,225
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$6.48	$10.06
Value at end of period	$9.03	$6.48
Number of accumulation units outstanding at end of period	14,080	2,864
ING OPPENHEIMER ACTIVE ALLOCATION PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$12.30
Value at end of period	$12.95
Number of accumulation units outstanding at end of period	593
SD VA

CFI 14

	Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001

ING OPPENHEIMER GLOBAL PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$8.68	$14.73	$14.00	$12.02	$10.06
Value at end of period	$11.97	$8.68	$14.73	$14.00	$12.02
Number of accumulation units outstanding at end of period	53,881	47,624	49,922	53,620	61,225
ING OPPENHEIMER GLOBAL PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$9.86	$16.78	$15.98	$13.76	$12.30	$10.83	$8.32	$10.00
Value at end of period	$13.57	$9.86	$16.78	$15.98	$13.76	$12.30	$10.83	$8.32
Number of accumulation units outstanding at end of period	24,951	19,445	14,957	17,307	5,335	12,981	15,201	1,343
ING OPPORTUNISTIC LARGECAP PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$6.80	$10.72	$10.56	$9.24	$8.76	$8.08	$6.59	$9.03	$10.00
Value at end of period	$7.71	$6.80	$10.72	$10.56	$9.24	$8.76	$8.08	$6.59	$9.03
Number of accumulation units outstanding at end of period	55,685	48,304	51,237	53,567	60,118	29,256	16,703	13,742	1,857
ING PIMCO HIGH YIELD PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$9.33	$12.20	$12.01	$11.16	$10.83	$10.00
Value at end of period	$13.76	$9.33	$12.20	$12.01	$11.16	$10.83
Number of accumulation units outstanding at end of period	115,217	105,448	154,042	161,645	145,467	585,689
ING PIMCO TOTAL RETURN BOND PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$15.91	$15.46	$14.36	$13.94	$13.78	$13.31	$12.86	$11.99	$11.56
Value at end of period	$17.98	$15.91	$15.46	$14.36	$13.94	$13.78	$13.31	$12.86	$11.99
Number of accumulation units outstanding at end of period	444,580	340,332	283,613	235,873	228,032	488,955	336,101	104,350	24,543
ING PIONEER FUND PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$8.48	$13.15	$12.67	$10.99	$10.67
Value at end of period	$10.39	$8.48	$13.15	$12.67	$10.99
Number of accumulation units outstanding at end of period	37,522	42,648	52,725	27,779	29,084
ING PIONEER MID CAP VALUE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$8.33	$12.61	$12.10	$10.91	$10.83
Value at end of period	$10.29	$8.33	$12.61	$12.10	$10.91
Number of accumulation units outstanding at end of period	53,432	31,674	30,890	18,848	65,389
ING RETIREMENT CONSERVATIVE PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$8.25
Value at end of period	$8.32
Number of accumulation units outstanding at end of period	62,442
ING RETIREMENT GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.22
Value at end of period	$9.38
Number of accumulation units outstanding at end of period	532,729
ING RETIREMENT MODERATE GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.50
Value at end of period	$9.63
Number of accumulation units outstanding at end of period	584,386

SD VA

CFI 15

	Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001

ING RETIREMENT MODERATE PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.75
Value at end of period	$9.86
Number of accumulation units outstanding at end of period	596,471
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$10.85
Value at end of period	$12.70
Number of accumulation units outstanding at end of period	88,760
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$6.72	$10.19
Value at end of period	$8.19	$6.72
Number of accumulation units outstanding at end of period	68,098	1,879
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$10.30
Value at end of period	$12.52
Number of accumulation units outstanding at end of period	155,223
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$11.51
Value at end of period	$13.01
Number of accumulation units outstanding at end of period	15,529
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$6.14	$9.70
Value at end of period	$8.47	$6.14
Number of accumulation units outstanding at end of period	16,695	112
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$6.98	$10.05
Value at end of period	$8.71	$6.98
Number of accumulation units outstanding at end of period	17,771	11,987
ING SMALLCAP OPPORTUNITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$9.32	$14.43	$13.31	$11.99	$11.44
Value at end of period	$12.03	$9.32	$14.43	$13.31	$11.99
Number of accumulation units outstanding at end of period	2,640	429	261	87	1,414
ING SMALL COMPANY PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$7.16	$10.37
Value at end of period	$8.99	$7.16
Number of accumulation units outstanding at end of period	69,190	44,144
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$9.20	$12.85	$12.47	$11.01	$10.34
Value at end of period	$12.10	$9.20	$12.85	$12.47	$11.01
Number of accumulation units outstanding at end of period	322,872	274,174	205,625	183,902	58,642

SD VA

CFI 16

	Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001

ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$8.73	$13.75	$13.52	$11.49	$11.20	$9.72
Value at end of period	$10.78	$8.73	$13.75	$13.52	$11.49	$11.20
Number of accumulation units outstanding at end of period	95,006	60,535	44,755	41,092	81,038	201,213
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$5.80	$10.18	$10.13
Value at end of period	$8.16	$5.80	$10.18
Number of accumulation units outstanding at end of period	13,894	6,831	9,337
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Fund first available during August 2006)
Value at beginning of period	$7.47	$12.74	$11.20	$9.84
Value at end of period	$9.73	$7.47	$12.74	$11.20
Number of accumulation units outstanding at end of period	37,324	29,475	11,839	629
ING TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
(Fund first available during May 2005)
Value at beginning of period	$8.35	$14.01	$13.86	$11.51	$11.10
Value at end of period	$10.91	$8.35	$14.01	$13.86	$11.51
Number of accumulation units outstanding at end of period	16,285	12,842	15,493	5,595	37
ING THORNBURG VALUE PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$6.32	$10.62	$10.03	$8.69	$8.67	$7.78	$6.15	$8.92	$10.00
Value at end of period	$9.03	$6.32	$10.62	$10.03	$8.69	$8.67	$7.78	$6.15	$8.92
Number of accumulation units outstanding at end of period	41,385	38,522	37,516	40,267	42,470	51,794	29,934	24,353	8,089
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$10.21	$9.99
Value at end of period	$10.64	$10.21
Number of accumulation units outstanding at end of period	45,144	10,309
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$8.02	$13.54	$13.59	$12.04	$11.18	$10.16
Value at end of period	$10.42	$8.02	$13.54	$13.59	$12.04	$11.18
Number of accumulation units outstanding at end of period	616	623	1,116	1,050	2,359	14,300
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$8.68	$13.83	$14.34	$12.53	$12.26	$10.64	$8.31	$10.00
Value at end of period	$11.01	$8.68	$13.83	$14.34	$12.53	$12.26	$10.64	$8.31
Number of accumulation units outstanding at end of period	97,171	89,234	84,982	91,818	96,105	156,846	62,665	4,430
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$9.29	$12.31	$12.07	$10.87	$10.41
Value at end of period	$11.22	$9.29	$12.31	$12.07	$10.87
Number of accumulation units outstanding at end of period	89,493	72,567	18,262	14,289	8,367
ING VAN KAMPEN GLOBAL FRANCHISE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$9.76	$13.84	$12.77	$10.66	$10.06
Value at end of period	$12.42	$9.76	$13.84	$12.77	$10.66
Number of accumulation units outstanding at end of period	38,389	26,050	16,908	11,266	7,026

SD VA

CFI 17

	Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001

ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$8.64	$12.91	$12.74	$11.13	$10.52
Value at end of period	$10.57	$8.64	$12.91	$12.74	$11.13
Number of accumulation units outstanding at end of period	111,062	89,090	99,108	101,779	24,706
ING WELLS FARGO SMALL CAP DISCIPLINED PORTFOLIO
(Fund first available during July 2006)
Value at beginning of period	$7.25	$10.92	$11.48	$10.33
Value at end of period	$9.31	$7.25	$10.92	$11.48
Number of accumulation units outstanding at end of period	3,073	2,166	1,575	347
ING WISDOM TREESM GLOBAL HIGH-YIELDING EQUITY INDEX
PORTFOLIO
(Funds were first received in this option during June 2009)
Value at beginning of period	$6.18
Value at end of period	$7.73
Number of accumulation units outstanding at end of period	10,783
PROFUND VP BULL
(Fund first available during March 2004)
Value at beginning of period	$6.38	$10.37	$10.14	$9.04	$8.91	$8.27
Value at end of period	$7.84	$6.38	$10.37	$10.14	$9.04	$8.91
Number of accumulation units outstanding at end of period	1,580	921	1,043	1,154	1,273	44,221
PROFUND VP EUROPE 30
(Fund first available during December 2003)
Value at beginning of period	$7.27	$13.15	$11.62	$10.01	$9.38	$8.31	$6.07
Value at end of period	$9.50	$7.27	$13.15	$11.62	$10.01	$9.38	$8.31
Number of accumulation units outstanding at end of period	266	161	161	244	245	4,239	8,463
PROFUND VP RISING RATES OPPORTUNITY
(Fund first available during October 2003)
Value at beginning of period	$4.68	$7.64	$8.16	$7.50	$8.25	$9.37	$10.00
Value at end of period	$6.11	$4.68	$7.64	$8.16	$7.50	$8.25	$9.37
Number of accumulation units outstanding at end of period	8,768	7,020	6,770	6,684	14,804	37,895	6,934

	Separate Account Annual Charges of 1.40%

	2009	2008	2007	2006	2005	2004	2003	2002	2001

AIM V.I. LEISURE FUND
(Fund first available during May 2002)
Value at beginning of period	$7.87	$14.01	$14.33	$11.66	$11.97	$10.71	$8.44	$10.00
Value at end of period	$10.30	$7.87	$14.01	$14.33	$11.66	$11.97	$10.71	$8.44
Number of accumulation units outstanding at end of period	393	404	427	934	908	510,227	355,401	767
BLACKROCK GLOBAL ALLOCATION V.I. FUND
(Funds were first received in this option during August 2008)
Value at beginning of period	$7.99	$9.35
Value at end of period	$9.53	$7.99
Number of accumulation units outstanding at end of period	11,162	219

SD VA

CFI 18

	Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001

COLUMBIA SMALL CAP VALUE FUND VS
(Fund first available during May 2005)
Value at beginning of period	$9.10	$12.85	$13.37	$11.36	$10.59
Value at end of period	$11.21	$9.10	$12.85	$13.37	$11.36
Number of accumulation units outstanding at end of period	3,249	1,153	562	674	1,965
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$10.25	$18.15	$15.69	$14.28	$12.42	$10.93	$8.65	$9.71	$10.00
Value at end of period	$13.70	$10.25	$18.15	$15.69	$14.28	$12.42	$10.93	$8.65	$9.71
Number of accumulation units outstanding at end of period	88,501	83,419	81,584	77,598	64,722	52,998	24,049	17,281	309
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$7.63	$13.54	$13.56	$11.47	$11.02	$10.04	$7.83	$9.59	$10.00
Value at end of period	$9.78	$7.63	$13.54	$13.56	$11.47	$11.02	$10.04	$7.83	$9.59
Number of accumulation units outstanding at end of period	30,160	27,415	36,598	35,232	35,874	3,098,913	2,275,054	26,357	6,165
ING AMERICAN FUNDS ASSET ALLOCATION PORTFOLIO
(Funds were first received in this option during February 2009)
Value at beginning of period	$6.71
Value at end of period	$8.75
Number of accumulation units outstanding at end of period	28,821
ING AMERICAN FUNDS BOND PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$9.01	$9.83
Value at end of period	$9.96	$9.01
Number of accumulation units outstanding at end of period	24,774	18,338
ING AMERICAN FUNDS GROWTH-INCOME PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$8.76	$14.38	$13.96	$12.35	$11.90	$10.99	$10.00
Value at end of period	$11.28	$8.76	$14.38	$13.96	$12.35	$11.90	$10.99
Number of accumulation units outstanding at end of period	169,396	131,221	130,735	108,123	99,355	6,533,086	1,032,491
ING AMERICAN FUNDS GROWTH PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$8.87	$16.14	$14.65	$13.55	$11.89	$10.77	$10.00
Value at end of period	$12.13	$8.87	$16.14	$14.65	$13.55	$11.89	$10.77
Number of accumulation units outstanding at end of period	249,483	147,895	105,848	92,955	64,304	9,535,997	1,647,654
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$12.63	$22.26	$18.91	$16.20	$13.59	$11.62	$10.00
Value at end of period	$17.73	$12.63	$22.26	$18.91	$16.20	$13.59	$11.62
Number of accumulation units outstanding at end of period	76,634	61,743	56,718	49,787	29,719	3,147,004	589,077
ING AMERICAN FUNDS WORLD ALLOCATION PORTFOLIO
(Funds were first received in this option during September 2009)
Value at beginning of period	$12.49
Value at end of period	$13.09
Number of accumulation units outstanding at end of period	741
ING ARTIO FOREIGN PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$11.44	$20.58	$17.92	$14.07	$12.37	$10.64	$8.22	$10.00
Value at end of period	$13.56	$11.44	$20.58	$17.92	$14.07	$12.37	$10.64	$8.22
Number of accumulation units outstanding at end of period	74,033	68,866	63,529	58,300	14,888	1,748,507	506,335	0

SD VA

CFI 19

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001

ING BARON SMALL CAP GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$7.58	$13.08	$12.51	$11.00	$10.50
Value at end of period	$10.10	$7.58	$13.08	$12.51	$11.00
Number of accumulation units outstanding at end of period	45,984	7,813	8,929	7,552	3,177
ING BLACKROCK INFLATION PROTECTED BOND PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$9.99
Value at end of period	$10.59
Number of accumulation units outstanding at end of period	16,845
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$7.77	$12.93	$12.29	$11.63	$10.90
Value at end of period	$9.97	$7.77	$12.93	$12.29	$11.63
Number of accumulation units outstanding at end of period	23,686	17,818	16,009	16,706	15,659
ING BLACKROCK LARGE CAP VALUE PORTFOLIO
(Funds were first received in this option during November 2008)
Value at beginning of period	$8.41	$8.05
Value at end of period	$9.36	$8.41
Number of accumulation units outstanding at end of period	300	582
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$6.50	$8.50
Value at end of period	$9.78	$6.50
Number of accumulation units outstanding at end of period	3,608	1,368
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Fund first available during June 2006)
Value at beginning of period	$7.21	$12.45	$13.62	$10.85
Value at end of period	$9.49	$7.21	$12.45	$13.62
Number of accumulation units outstanding at end of period	7,874	5,831	4,020	1,033
ING CLARION REAL ESTATE PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$10.68	$17.62	$21.73	$16.01	$13.90	$11.06
Value at end of period	$14.31	$10.68	$17.62	$21.73	$16.01	$13.90
Number of accumulation units outstanding at end of period	10,939	7,429	6,673	7,920	5,686	1,657,594
ING COLUMBIA SMALL CAP VALUE PORTFOLIO
(Fund first available during June 2006)
Value at beginning of period	$6.63	$10.21	$10.05	$9.07
Value at end of period	$8.16	$6.63	$10.21	$10.05
Number of accumulation units outstanding at end of period	9,117	7,887	5,719	4,461
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$6.85	$11.43	$11.13	$10.44
Value at end of period	$8.89	$6.85	$11.43	$11.13
Number of accumulation units outstanding at end of period	41,389	33,135	36,188	16,886
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
(Fund first available during October 2004)
Value at beginning of period	$9.11	$12.96	$12.11	$10.78	$9.91	$8.79
Value at end of period	$10.79	$9.11	$12.96	$12.11	$10.78	$9.91
Number of accumulation units outstanding at end of period	49,439	15,758	11,831	13,501	9,564	332,663

SD VA

CFI 20

	Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001

ING EVERGREEN OMEGA PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$8.80	$12.32	$11.19	$10.75	$10.49
Value at end of period	$12.36	$8.80	$12.32	$11.19	$10.75
Number of accumulation units outstanding at end of period	7,962	6,975	6,988	8,028	5,873
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$8.98	$14.97	$13.26	$12.02	$10.47
Value at end of period	$12.32	$8.98	$14.97	$13.26	$12.02
Number of accumulation units outstanding at end of period	24,094	8,029	8,300	7,206	4,725
ING FOCUS 5 PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$6.02	$9.31
Value at end of period	$7.23	$6.02
Number of accumulation units outstanding at end of period	796	628
ING FRANKLIN INCOME PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$7.71	$11.06	$10.93	$9.95
Value at end of period	$10.04	$7.71	$11.06	$10.93
Number of accumulation units outstanding at end of period	97,744	58,223	48,877	13,034
ING FRANKLIN MUTUAL SHARES PORTFOLIO
(Funds were first received in this option during June 2007)
Value at beginning of period	$7.29	$11.89	$12.57
Value at end of period	$9.10	$7.29	$11.89
Number of accumulation units outstanding at end of period	67,184	24,591	24,071
ING FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$6.09	$9.61	$9.73
Value at end of period	$7.83	$6.09	$9.61
Number of accumulation units outstanding at end of period	19,434	9,062	1,720
ING GLOBAL RESOURCES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.24	$21.05	$16.02	$13.38	$13.19
Value at end of period	$16.60	$12.24	$21.05	$16.02	$13.38
Number of accumulation units outstanding at end of period	41,375	33,553	19,986	19,309	12,920
ING GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$6.10	$9.29
Value at end of period	$7.82	$6.10
Number of accumulation units outstanding at end of period	234,734	155,059
ING HANG SENG INDEX PORTFOLIO
(Funds were first received in this option during September 2009)
Value at beginning of period	$12.52
Value at end of period	$12.96
Number of accumulation units outstanding at end of period	766
ING INDEX PLUS LARGECAP PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$7.27	$11.78	$11.40	$10.12	$9.76	$8.98	$7.24	$9.38	$10.00
Value at end of period	$8.82	$7.27	$11.78	$11.40	$10.12	$9.76	$8.98	$7.24	$9.38
Number of accumulation units outstanding at end of period	896,827	276,746	196,754	62,774	65,452	1,431,006	494,773	34,433	24,809

SD VA

CFI 21

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001

ING INDEX PLUS MIDCAP PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$9.58	$15.60	$15.03	$13.97	$12.78	$11.14	$8.56	$9.89	$10.00
Value at end of period	$12.41	$9.58	$15.60	$15.03	$13.97	$12.78	$11.14	$8.56	$9.89
Number of accumulation units outstanding at end of period	65,857	48,887	57,984	63,191	68,278	437,111	33,407	19,211	3,276
ING INDEX PLUS SMALLCAP PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$9.89	$15.13	$16.41	$14.66	$13.85	$11.54	$8.62	$10.09	$10.00
Value at end of period	$12.15	$9.89	$15.13	$16.41	$14.66	$13.85	$11.54	$8.62	$10.09
Number of accumulation units outstanding at end of period	50,749	44,400	44,495	45,794	49,912	424,131	23,184	8,401	795
ING INTERMEDIATE BOND PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$9.70	$10.77	$10.33	$10.10	$9.99
Value at end of period	$10.64	$9.70	$10.77	$10.33	$10.10
Number of accumulation units outstanding at end of period	453,015	173,035	27,908	10,449	1,841
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$7.04
Value at end of period	$7.62
Number of accumulation units outstanding at end of period	21,736
ING JANUS CONTRARIAN PORTFOLIO
(Fund first available during November 2004)
Value at beginning of period	$9.52	$18.92	$15.88	$13.09	$11.48	$10.83
Value at end of period	$12.80	$9.52	$18.92	$15.88	$13.09	$11.48
Number of accumulation units outstanding at end of period	26,987	15,983	12,733	1,145	846	778,230
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.06	$25.10	$18.38	$13.73	$10.03
Value at end of period	$20.40	$12.06	$25.10	$18.38	$13.73
Number of accumulation units outstanding at end of period	39,701	31,307	33,485	30,591	5,526
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$11.43	$17.32	$17.17	$14.94	$13.97	$11.75	$9.16	$10.00
Value at end of period	$14.17	$11.43	$17.32	$17.17	$14.94	$13.97	$11.75	$9.16
Number of accumulation units outstanding at end of period	11,303	8,503	11,300	11,613	17,028	23,126	4,935	872
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$10.14	$14.69	$15.15	$13.18	$13.63	$10.38	$7.85	$10.00
Value at end of period	$12.74	$10.14	$14.69	$15.15	$13.18	$13.63	$10.38	$7.85
Number of accumulation units outstanding at end of period	43,266	11,046	11,325	14,363	8,669	1,519,167	824,986	75
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH PORTFOLIO
(Fund first available during February 2004)
Value at beginning of period	$8.03	$13.42	$13.88	$12.79	$11.67	$11.55
Value at end of period	$10.45	$8.03	$13.42	$13.88	$12.79	$11.67
Number of accumulation units outstanding at end of period	2,129	4,909	5,002	3,037	2,953	1,127,028
ING LIQUID ASSETS PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$17.09	$16.92	$16.35	$15.85	$15.64	$15.71	$15.82	$15.82	$15.72
Value at end of period	$16.91	$17.09	$16.92	$16.35	$15.85	$15.64	$15.71	$15.82	$15.82
Number of accumulation units outstanding at end of period	404,584	262,305	62,353	50,440	18,761	5,672,311	7,879,356	17,952	18,061

SD VA

CFI 22

	Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001

ING LORD ABBETT AFFILIATED PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$9.32	$14.91	$14.52	$12.52	$12.04	$11.19
Value at end of period	$10.92	$9.32	$14.91	$14.52	$12.52	$12.04
Number of accumulation units outstanding at end of period	3,174	2,103	2,605	935	551	1,504,119
ING MARSICO GROWTH PORTFOLIO
(Fund first available during July 2004)
Value at beginning of period	$8.25	$14.02	$12.46	$12.04	$11.21	$9.87
Value at end of period	$10.49	$8.25	$14.02	$12.46	$12.04	$11.21
Number of accumulation units outstanding at end of period	11,741	9,832	8,699	7,352	5,381	10,491,049
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$8.99	$18.05	$15.18	$12.42	$10.80
Value at end of period	$12.19	$8.99	$18.05	$15.18	$12.42
Number of accumulation units outstanding at end of period	11,194	4,958	4,708	2,035	2,372
ING MFS TOTAL RETURN PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$21.32	$27.85	$27.16	$24.60	$24.25	$22.13	$19.23	$20.55	$20.57
Value at end of period	$24.78	$21.32	$27.85	$27.16	$24.60	$24.25	$22.13	$19.23	$20.55
Number of accumulation units outstanding at end of period	65,860	40,364	45,530	46,998	50,575	8,667,716	9,215,693	20,972	4,628
ING MFS UTILITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.34	$18.46	$14.70	$11.40	$10.16
Value at end of period	$14.85	$11.34	$18.46	$14.70	$11.40
Number of accumulation units outstanding at end of period	33,320	13,452	7,341	5,360	6,494
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$6.48	$10.06
Value at end of period	$9.00	$6.48
Number of accumulation units outstanding at end of period	3,219	3,183
ING OPPENHEIMER GLOBAL PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$8.64	$14.67	$13.97	$12.00	$10.06
Value at end of period	$11.88	$8.64	$14.67	$13.97	$12.00
Number of accumulation units outstanding at end of period	20,243	6,982	8,636	9,297	10,741
ING OPPENHEIMER GLOBAL PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$9.76	$16.64	$15.87	$13.68	$12.25	$10.80	$8.31	$10.00
Value at end of period	$13.41	$9.76	$16.64	$15.87	$13.68	$12.25	$10.80	$8.31
Number of accumulation units outstanding at end of period	15,715	11,107	10,016	5,890	2,845	3,413	2,345	0
ING OPPORTUNISTIC LARGECAP PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$6.72	$10.62	$10.48	$9.18	$8.72	$8.05	$6.57	$9.02	$10.00
Value at end of period	$7.61	$6.72	$10.62	$10.48	$9.18	$8.72	$8.05	$6.57	$9.02
Number of accumulation units outstanding at end of period	17,761	21,696	27,497	30,472	31,204	10,007	9,651	4,228	0
ING PIMCO HIGH YIELD PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$9.26	$12.13	$11.96	$11.13	$10.82	$10.00
Value at end of period	$13.64	$9.26	$12.13	$11.96	$11.13	$10.82
Number of accumulation units outstanding at end of period	77,167	62,594	71,693	88,969	86,010	9,413,696

SD VA

CFI 23

	Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001

ING PIMCO TOTAL RETURN BOND PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$15.57	$15.15	$14.10	$13.71	$13.57	$13.12	$12.70	$11.86	$11.44
Value at end of period	$17.56	$15.57	$15.15	$14.10	$13.71	$13.57	$13.12	$12.70	$11.86
Number of accumulation units outstanding at end of period	143,873	99,573	66,987	75,799	71,347	5,917,199	5,369,915	78,978	7,501
ING PIONEER FUND PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$8.43	$13.09	$12.64	$10.98	$10.82
Value at end of period	$10.32	$8.43	$13.09	$12.64	$10.98
Number of accumulation units outstanding at end of period	14,657	9,198	10,087	11,538	11,607
ING PIONEER MID CAP VALUE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$8.28	$12.56	$12.07	$10.90	$10.92
Value at end of period	$10.22	$8.28	$12.56	$12.07	$10.90
Number of accumulation units outstanding at end of period	78,711	5,299	4,262	3,211	1,030
ING RETIREMENT CONSERVATIVE PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$8.25
Value at end of period	$8.32
Number of accumulation units outstanding at end of period	25,678
ING RETIREMENT GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.22
Value at end of period	$9.37
Number of accumulation units outstanding at end of period	276,321
ING RETIREMENT MODERATE GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.49
Value at end of period	$9.63
Number of accumulation units outstanding at end of period	266,146
ING RETIREMENT MODERATE PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.75
Value at end of period	$9.86
Number of accumulation units outstanding at end of period	132,100
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$10.84
Value at end of period	$12.69
Number of accumulation units outstanding at end of period	23,575
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$6.96
Value at end of period	$8.17
Number of accumulation units outstanding at end of period	43,873
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$10.64
Value at end of period	$12.51
Number of accumulation units outstanding at end of period	49,776

SD VA

CFI 24

	Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001

ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$11.57
Value at end of period	$13.00
Number of accumulation units outstanding at end of period	4,073
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during February 2009)
Value at beginning of period	$5.73
Value at end of period	$8.45
Number of accumulation units outstanding at end of period	4,122
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$6.97	$10.32
Value at end of period	$8.69	$6.97
Number of accumulation units outstanding at end of period	6,351	2,003
ING SMALLCAP OPPORTUNITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$9.27	$14.37	$13.27	$11.98	$12.08
Value at end of period	$11.94	$9.27	$14.37	$13.27	$11.98
Number of accumulation units outstanding at end of period	595	685	597	598	149
ING SMALL COMPANY PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$7.15	$10.45
Value at end of period	$8.97	$7.15
Number of accumulation units outstanding at end of period	3,903	1,200
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$9.15	$12.80	$12.43	$11.00	$10.34
Value at end of period	$12.02	$9.15	$12.80	$12.43	$11.00
Number of accumulation units outstanding at end of period	120,656	69,538	63,214	22,003	10,149
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Fund first available during August 2004)
Value at beginning of period	$8.67	$13.68	$13.46	$11.46	$11.19	$9.99
Value at end of period	$10.69	$8.67	$13.68	$13.46	$11.46	$11.19
Number of accumulation units outstanding at end of period	58,829	34,423	32,570	29,220	27,194	4,187,985
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during August 2007)
Value at beginning of period	$5.78	$10.17	$9.91
Value at end of period	$8.13	$5.78	$10.17
Number of accumulation units outstanding at end of period	9,175	0	245
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Fund first available during June 2006)
Value at beginning of period	$7.44	$12.71	$11.18	$9.54
Value at end of period	$9.67	$7.44	$12.71	$11.18
Number of accumulation units outstanding at end of period	24,871	18,724	9,088	2,826
ING TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
(Fund first available during May 2006)
Value at beginning of period	$8.30	$13.96	$13.82	$12.75
Value at end of period	$10.83	$8.30	$13.96	$13.82
Number of accumulation units outstanding at end of period	22,195	15,415	17,354	5,067

SD VA

CFI 25

	Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001

ING THORNBURG VALUE PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$6.25	$10.52	$9.95	$8.63	$8.62	$7.75	$6.13	$8.91	$10.00
Value at end of period	$8.92	$6.25	$10.52	$9.95	$8.63	$8.62	$7.75	$6.13	$8.91
Number of accumulation units outstanding at end of period	17,215	10,423	12,598	17,254	17,291	16,935	16,465	9,184	2,330
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$10.20	$9.98
Value at end of period	$10.61	$10.20
Number of accumulation units outstanding at end of period	17,537	6,184
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$7.97	$13.47	$13.53	$12.01	$11.17	$10.99
Value at end of period	$10.33	$7.97	$13.47	$13.53	$12.01	$11.17
Number of accumulation units outstanding at end of period	2,194	7,341	6,204	19,341	503	227
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$8.59	$13.72	$14.24	$12.46	$12.21	$10.61	$8.30	$10.00
Value at end of period	$10.89	$8.59	$13.72	$14.24	$12.46	$12.21	$10.61	$8.30
Number of accumulation units outstanding at end of period	24,046	22,912	27,653	27,291	24,879	1,370,657	535,743	109
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$9.24	$12.26	$12.04	$10.86	$10.55
Value at end of period	$11.14	$9.24	$12.26	$12.04	$10.86
Number of accumulation units outstanding at end of period	30,726	23,211	4,143	2,673	996
ING VAN KAMPEN GLOBAL FRANCHISE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$9.71	$13.78	$12.74	$10.65	$10.23
Value at end of period	$12.34	$9.71	$13.78	$12.74	$10.65
Number of accumulation units outstanding at end of period	16,031	4,898	4,892	2,674	536
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$8.59	$12.86	$12.71	$11.11	$10.38
Value at end of period	$10.50	$8.59	$12.86	$12.71	$11.11
Number of accumulation units outstanding at end of period	55,575	9,960	7,943	3,670	2,254
ING WELLS FARGO SMALL CAP DISCIPLINED PORTFOLIO
(Fund first available during August 2006)
Value at beginning of period	$7.21	$10.88	$11.46	$10.35
Value at end of period	$9.25	$7.21	$10.88	$11.46
Number of accumulation units outstanding at end of period	677	677	1,544	1,423
ING WISDOM TREESM GLOBAL HIGH-YIELDING EQUITY INDEX
PORTFOLIO
(Funds were first received in this option during February 2009)
Value at beginning of period	$4.68
Value at end of period	$7.71
Number of accumulation units outstanding at end of period	4,908
PROFUND VP BULL
(Fund first available during March 2004)
Value at beginning of period	$6.31	$10.27	$10.06	$8.97	$8.86	$8.55
Value at end of period	$7.74	$6.31	$10.27	$10.06	$8.97	$8.86
Number of accumulation units outstanding at end of period	116	117	2,890	3,081	3,290	1,756,560

SD VA

CFI 26

	Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001

PROFUND VP EUROPE 30
(Fund first available during December 2003)
Value at beginning of period	$7.19	$13.01	$11.52	$9.94	$9.33	$8.28	$10.00
Value at end of period	$9.37	$7.19	$13.01	$11.52	$9.94	$9.33	$8.28
Number of accumulation units outstanding at end of period	742	307	3,077	4,022	4,230	526,719	648,934
PROFUND VP RISING RATES OPPORTUNITY
(Fund first available during October 2003)
Value at beginning of period	$4.64	$7.59	$8.12	$7.47	$8.23	$9.37	$10.00
Value at end of period	$6.05	$4.64	$7.59	$8.12	$7.47	$8.23	$9.37
Number of accumulation units outstanding at end of period	6,577	6,805	1,130	1,878	2,066	834,452	98,866

	Separate Account Annual Charges of 1.45%

	2009	2008	2007	2006	2005	2004	2003	2002	2001

AIM V.I. LEISURE FUND
(Fund first available during May 2002)
Value at beginning of period	$7.84	$13.97	$14.30	$11.64	$11.95	$10.70	$8.44	$10.00
Value at end of period	$10.26	$7.84	$13.97	$14.30	$11.64	$11.95	$10.70	$8.44
Number of accumulation units outstanding at end of period	9,074	16,490	35,176	44,791	57,976	840,926	567,796	4,265
BLACKROCK GLOBAL ALLOCATION V.I. FUND
(Funds were first received in this option during May 2008)
Value at beginning of period	$7.99	$10.15
Value at end of period	$9.52	$7.99
Number of accumulation units outstanding at end of period	68,053	144,331
COLUMBIA SMALL CAP VALUE FUND VS
(Fund first available during May 2005)
Value at beginning of period	$9.08	$12.83	$13.36	$11.36	$10.17
Value at end of period	$11.19	$9.08	$12.83	$13.36	$11.36
Number of accumulation units outstanding at end of period	11,584	21,384	35,522	53,854	101,863
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$10.21	$18.09	$15.65	$14.25	$12.39	$10.92	$8.64	$9.70	$10.00
Value at end of period	$13.64	$10.21	$18.09	$15.65	$14.25	$12.39	$10.92	$8.64	$9.70
Number of accumulation units outstanding at end of period	464,909	940,563	1,262,198	1,184,613	947,105	714,836	364,622	141,706	23,738
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$7.60	$13.49	$13.52	$11.44	$11.00	$10.03	$7.83	$9.59	$10.00
Value at end of period	$9.73	$7.60	$13.49	$13.52	$11.44	$11.00	$10.03	$7.83	$9.59
Number of accumulation units outstanding at end of period	232,220	408,019	628,695	626,432	505,609	3,518,649	2,445,416	178,215	99,509
ING AMERICAN FUNDS ASSET ALLOCATION PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$7.19	$10.07
Value at end of period	$8.74	$7.19
Number of accumulation units outstanding at end of period	14,508	24,539

SD VA

CFI 27

	Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001

ING AMERICAN FUNDS BOND PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$9.00	$10.15
Value at end of period	$9.95	$9.00
Number of accumulation units outstanding at end of period	135,712	133,576
ING AMERICAN FUNDS GROWTH-INCOME PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$8.74	$14.35	$13.94	$12.34	$11.89	$10.99	$10.00
Value at end of period	$11.25	$8.74	$14.35	$13.94	$12.34	$11.89	$10.99
Number of accumulation units outstanding at end of period	731,201	1,072,823	1,205,340	1,274,710	1,103,900	8,147,136	1,348,350
ING AMERICAN FUNDS GROWTH PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$8.84	$16.11	$14.62	$13.53	$11.88	$10.77	$10.00
Value at end of period	$12.09	$8.84	$16.11	$14.62	$13.53	$11.88	$10.77
Number of accumulation units outstanding at end of period	758,610	1,268,127	1,559,666	1,576,120	1,198,712	10,547,830	1,864,132
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$12.60	$22.21	$18.88	$16.19	$13.58	$11.62	$10.00
Value at end of period	$17.67	$12.60	$22.21	$18.88	$16.19	$13.58	$11.62
Number of accumulation units outstanding at end of period	394,385	614,422	874,834	707,034	558,732	3,292,334	641,852
ING AMERICAN FUNDS WORLD ALLOCATION PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$10.83
Value at end of period	$13.09
Number of accumulation units outstanding at end of period	5,397
ING ARTIO FOREIGN PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$11.40	$20.52	$17.88	$14.04	$12.35	$10.63	$8.22	$10.00
Value at end of period	$13.51	$11.40	$20.52	$17.88	$14.04	$12.35	$10.63	$8.22
Number of accumulation units outstanding at end of period	210,109	419,809	674,542	526,369	326,789	2,654,772	502,551	1,123
ING BARON SMALL CAP GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$7.56	$13.06	$12.49	$11.00	$10.08
Value at end of period	$10.08	$7.56	$13.06	$12.49	$11.00
Number of accumulation units outstanding at end of period	120,965	160,694	219,815	153,972	111,724
ING BLACKROCK INFLATION PROTECTED BOND PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$9.97
Value at end of period	$10.58
Number of accumulation units outstanding at end of period	168,892
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$7.75	$12.91	$12.28	$11.63	$10.89
Value at end of period	$9.95	$7.75	$12.91	$12.28	$11.63
Number of accumulation units outstanding at end of period	31,648	57,851	95,842	94,904	54,674
ING BLACKROCK LARGE CAP VALUE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$8.40	$13.18	$12.82	$11.18	$10.63
Value at end of period	$9.34	$8.40	$13.18	$12.82	$11.18
Number of accumulation units outstanding at end of period	9,052	12,955	24,148	16,965	8,685

SD VA

CFI 28

	Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001

ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$6.50	$9.99
Value at end of period	$9.78	$6.50
Number of accumulation units outstanding at end of period	168,045	189,036
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$7.20	$12.44	$13.62	$11.04
Value at end of period	$9.47	$7.20	$12.44	$13.62
Number of accumulation units outstanding at end of period	25,116	76,035	106,326	58,581
ING CLARION REAL ESTATE PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$10.66	$17.59	$21.70	$16.00	$13.90	$10.06
Value at end of period	$14.27	$10.66	$17.59	$21.70	$16.00	$13.90
Number of accumulation units outstanding at end of period	47,214	95,437	170,170	341,862	205,694	1,897,527
ING COLUMBIA SMALL CAP VALUE PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$6.62	$10.20	$10.05	$10.22
Value at end of period	$8.14	$6.62	$10.20	$10.05
Number of accumulation units outstanding at end of period	234,663	312,237	166,041	90,710
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Fund first available during December 2005)
Value at beginning of period	$6.84	$11.41	$11.12	$9.91	$9.95
Value at end of period	$8.87	$6.84	$11.41	$11.12	$9.91
Number of accumulation units outstanding at end of period	49,033	95,814	100,793	64,978	1,262
ING DOW JONES EURO STOXX 50 INDEX PORTFOLIO
(Funds were first received in this option during December 2009)
Value at beginning of period	$9.88
Value at end of period	$9.81
Number of accumulation units outstanding at end of period	37
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$9.09	$12.94	$12.09	$10.77	$9.90	$9.67
Value at end of period	$10.76	$9.09	$12.94	$12.09	$10.77	$9.90
Number of accumulation units outstanding at end of period	199,728	283,944	293,296	245,971	200,632	347,886
ING EVERGREEN OMEGA PORTFOLIO
(Fund first available during August 2004)
Value at beginning of period	$8.78	$12.30	$11.18	$10.74	$10.48	$9.31
Value at end of period	$12.32	$8.78	$12.30	$11.18	$10.74	$10.48
Number of accumulation units outstanding at end of period	88,225	57,876	107,628	105,709	95,371	67,584
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$8.96	$14.95	$13.25	$12.01	$9.96
Value at end of period	$12.30	$8.96	$14.95	$13.25	$12.01
Number of accumulation units outstanding at end of period	67,769	147,647	218,935	145,982	68,825
ING FOCUS 5 PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$6.02	$10.41
Value at end of period	$7.23	$6.02
Number of accumulation units outstanding at end of period	38,356	16,357

SD VA

CFI 29

	Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001

ING FRANKLIN INCOME PORTFOLIO
(Fund first available during June 2006)
Value at beginning of period	$7.70	$11.05	$10.92	$9.95
Value at end of period	$10.02	$7.70	$11.05	$10.92
Number of accumulation units outstanding at end of period	235,471	456,916	641,840	182,288
ING FRANKLIN MUTUAL SHARES PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$7.29	$11.88	$12.48
Value at end of period	$9.09	$7.29	$11.88
Number of accumulation units outstanding at end of period	187,709	306,918	282,946
ING FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$6.09	$9.60	$10.14
Value at end of period	$7.81	$6.09	$9.60
Number of accumulation units outstanding at end of period	73,589	103,569	64,469
ING GLOBAL RESOURCES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.22	$21.02	$16.01	$13.38	$10.00
Value at end of period	$16.56	$12.22	$21.02	$16.01	$13.38
Number of accumulation units outstanding at end of period	180,624	314,131	369,818	334,613	136,495
ING HANG SENG INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$12.18
Value at end of period	$12.96
Number of accumulation units outstanding at end of period	1,662
ING INDEX PLUS LARGECAP PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$7.24	$11.74	$11.37	$10.10	$9.74	$8.97	$7.23	$9.38	$10.00
Value at end of period	$8.78	$7.24	$11.74	$11.37	$10.10	$9.74	$8.97	$7.23	$9.38
Number of accumulation units outstanding at end of period	835,209	3,152,418	3,008,721	587,918	563,149	2,210,160	1,239,109	224,198	27,002
ING INDEX PLUS MIDCAP PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$9.54	$15.55	$14.99	$13.94	$12.76	$11.13	$8.55	$9.89	$10.00
Value at end of period	$12.36	$9.54	$15.55	$14.99	$13.94	$12.76	$11.13	$8.55	$9.89
Number of accumulation units outstanding at end of period	144,667	365,950	518,940	565,542	656,156	1,090,890	317,218	177,259	14,893
ING INDEX PLUS SMALLCAP PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$9.86	$15.08	$16.36	$14.63	$13.83	$11.53	$8.61	$10.09	$10.00
Value at end of period	$12.10	$9.86	$15.08	$16.36	$14.63	$13.83	$11.53	$8.61	$10.09
Number of accumulation units outstanding at end of period	104,545	221,420	370,970	545,945	460,193	892,876	255,326	119,408	28,552
ING INTERMEDIATE BOND PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$9.68	$10.76	$10.33	$10.10	$10.04
Value at end of period	$10.62	$9.68	$10.76	$10.33	$10.10
Number of accumulation units outstanding at end of period	2,760,200	2,359,809	388,947	284,351	88,256
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$6.06	$10.30
Value at end of period	$7.61	$6.06
Number of accumulation units outstanding at end of period	47,604	4,908

SD VA

CFI 30

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001

ING JANUS CONTRARIAN PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$9.50	$18.89	$15.86	$13.08	$11.48	$9.60
Value at end of period	$12.77	$9.50	$18.89	$15.86	$13.08	$11.48
Number of accumulation units outstanding at end of period	101,625	203,957	234,886	132,885	22,052	1,253,308
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.04	$25.06	$18.36	$13.72	$10.06
Value at end of period	$20.35	$12.04	$25.06	$18.36	$13.72
Number of accumulation units outstanding at end of period	180,352	271,191	306,049	226,411	73,315
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$11.40	$17.27	$17.12	$14.91	$13.95	$11.74	$9.16	$10.00
Value at end of period	$14.11	$11.40	$17.27	$17.12	$14.91	$13.95	$11.74	$9.16
Number of accumulation units outstanding at end of period	58,828	88,108	132,151	168,891	200,030	248,264	108,853	12,516
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$10.11	$14.65	$15.12	$13.15	$13.63	$10.37	$7.84	$10.00
Value at end of period	$12.69	$10.11	$14.65	$15.12	$13.15	$13.63	$10.37	$7.84
Number of accumulation units outstanding at end of period	37,518	66,620	149,475	134,373	124,114	2,268,707	1,251,726	11,544
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$8.01	$13.39	$13.85	$12.78	$11.66	$10.81	$10.00
Value at end of period	$10.41	$8.01	$13.39	$13.85	$12.78	$11.66	$10.81
Number of accumulation units outstanding at end of period	10,428	19,045	21,333	35,024	30,789	1,431,091	192,028
ING LIQUID ASSETS PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$16.92	$16.76	$16.21	$15.71	$15.51	$15.60	$15.71	$15.71	$15.62
Value at end of period	$16.73	$16.92	$16.76	$16.21	$15.71	$15.51	$15.60	$15.71	$15.71
Number of accumulation units outstanding at end of period	1,467,203	2,902,930	1,775,553	834,228	600,124	6,868,172	9,522,307	379,647	116,590
ING LORD ABBETT AFFILIATED PORTFOLIO
(Fund first available during December 2003)
Value at beginning of period	$9.30	$14.88	$14.50	$12.51	$12.03	$11.11	$10.00
Value at end of period	$10.89	$9.30	$14.88	$14.50	$12.51	$12.03	$11.11
Number of accumulation units outstanding at end of period	15,319	24,052	40,811	42,534	21,535	2,121,046	2,060,651
ING MARSICO GROWTH PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$8.23	$13.99	$12.44	$12.03	$11.21	$10.02
Value at end of period	$10.46	$8.23	$13.99	$12.44	$12.03	$11.21
Number of accumulation units outstanding at end of period	77,945	107,118	128,851	82,175	58,042	6,723,135
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$8.97	$18.03	$15.17	$12.41	$10.06
Value at end of period	$12.16	$8.97	$18.03	$15.17	$12.41
Number of accumulation units outstanding at end of period	37,045	81,007	109,023	90,947	90,519
ING MFS TOTAL RETURN PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$21.16	$27.66	$26.99	$24.46	$24.12	$22.03	$19.15	$20.47	$20.50
Value at end of period	$24.59	$21.16	$27.66	$26.99	$24.46	$24.12	$22.03	$19.15	$20.47
Number of accumulation units outstanding at end of period	173,790	298,427	509,058	545,929	586,332	7,209,493	6,645,212	129,465	41,845

SD VA

CFI 31

	Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001

ING MFS UTILITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.32	$18.44	$14.69	$11.39	$10.11
Value at end of period	$14.81	$11.32	$18.44	$14.69	$11.39
Number of accumulation units outstanding at end of period	178,953	298,673	317,967	240,166	222,209
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$6.47	$10.06
Value at end of period	$9.00	$6.47
Number of accumulation units outstanding at end of period	17,687	26,884
ING OPPENHEIMER GLOBAL PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$8.62	$14.65	$13.95	$12.00	$10.06
Value at end of period	$11.86	$8.62	$14.65	$13.95	$12.00
Number of accumulation units outstanding at end of period	33,374	85,989	115,631	130,234	148,134
ING OPPENHEIMER GLOBAL PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$9.73	$16.59	$15.83	$13.66	$12.23	$10.79	$8.31	$10.00
Value at end of period	$13.36	$9.73	$16.59	$15.83	$13.66	$12.23	$10.79	$8.31
Number of accumulation units outstanding at end of period	133,707	198,952	205,356	124,633	62,404	46,493	30,149	4,798
ING OPPORTUNISTIC LARGECAP PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$6.69	$10.58	$10.45	$9.16	$8.70	$8.04	$6.57	$9.02	$10.00
Value at end of period	$7.58	$6.69	$10.58	$10.45	$9.16	$8.70	$8.04	$6.57	$9.02
Number of accumulation units outstanding at end of period	37,085	58,218	72,659	91,935	129,432	72,310	64,239	32,953	10,936
ING PIMCO HIGH YIELD PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$9.24	$12.10	$11.94	$11.12	$10.82	$10.00
Value at end of period	$13.60	$9.24	$12.10	$11.94	$11.12	$10.82
Number of accumulation units outstanding at end of period	214,385	355,072	645,733	891,162	763,255	8,744,441
ING PIMCO TOTAL RETURN BOND PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$15.45	$15.05	$14.01	$13.63	$13.50	$13.06	$12.65	$11.81	$11.40
Value at end of period	$17.43	$15.45	$15.05	$14.01	$13.63	$13.50	$13.06	$12.65	$11.81
Number of accumulation units outstanding at end of period	1,002,956	1,503,501	1,150,425	987,835	952,489	7,272,611	6,415,052	410,567	169,854
ING PIONEER FUND PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$8.41	$13.08	$12.63	$10.98	$10.43
Value at end of period	$10.29	$8.41	$13.08	$12.63	$10.98
Number of accumulation units outstanding at end of period	8,900	25,983	72,601	83,748	98,943
ING PIONEER MID CAP VALUE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$8.27	$12.54	$12.06	$10.89	$10.07
Value at end of period	$10.19	$8.27	$12.54	$12.06	$10.89
Number of accumulation units outstanding at end of period	112,756	164,899	159,682	123,128	130,232
ING RETIREMENT CONSERVATIVE PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$8.25
Value at end of period	$8.31
Number of accumulation units outstanding at end of period	41,509

SD VA

CFI 32

	Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001

ING RETIREMENT GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.22
Value at end of period	$9.37
Number of accumulation units outstanding at end of period	670,674
ING RETIREMENT MODERATE GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.49
Value at end of period	$9.63
Number of accumulation units outstanding at end of period	934,030
ING RETIREMENT MODERATE PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.75
Value at end of period	$9.86
Number of accumulation units outstanding at end of period	651,120
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$10.84
Value at end of period	$12.68
Number of accumulation units outstanding at end of period	86,341
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$6.71	$10.25
Value at end of period	$8.16	$6.71
Number of accumulation units outstanding at end of period	280,224	42,302
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$10.34
Value at end of period	$12.51
Number of accumulation units outstanding at end of period	82,477
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$11.56
Value at end of period	$12.99
Number of accumulation units outstanding at end of period	32,115
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$6.13	$10.48
Value at end of period	$8.44	$6.13
Number of accumulation units outstanding at end of period	48,233	16,262
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$6.97	$10.16
Value at end of period	$8.68	$6.97
Number of accumulation units outstanding at end of period	79,925	124,081
ING SMALLCAP OPPORTUNITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$9.25	$14.35	$13.26	$11.98	$10.42
Value at end of period	$11.92	$9.25	$14.35	$13.26	$11.98
Number of accumulation units outstanding at end of period	494	4,363	7,009	8,704	10,623

SD VA

CFI 33

	Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001

ING SMALL COMPANY PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$7.15	$10.44
Value at end of period	$8.96	$7.15
Number of accumulation units outstanding at end of period	26,472	17,444
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$9.13	$12.78	$12.42	$11.00	$10.10
Value at end of period	$11.99	$9.13	$12.78	$12.42	$11.00
Number of accumulation units outstanding at end of period	616,266	1,033,419	1,123,549	871,871	404,984
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$8.65	$13.65	$13.44	$11.45	$11.18	$10.05
Value at end of period	$10.66	$8.65	$13.65	$13.44	$11.45	$11.18
Number of accumulation units outstanding at end of period	170,972	271,992	370,643	324,040	185,397	4,592,038
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$5.78	$10.17	$10.22
Value at end of period	$8.12	$5.78	$10.17
Number of accumulation units outstanding at end of period	59,665	25,234	87,294
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$7.43	$12.69	$11.18	$10.17
Value at end of period	$9.65	$7.43	$12.69	$11.18
Number of accumulation units outstanding at end of period	73,996	116,050	74,518	28,173
ING TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
(Fund first available during May 2005)
Value at beginning of period	$8.28	$13.94	$13.81	$11.49	$11.00
Value at end of period	$10.80	$8.28	$13.94	$13.81	$11.49
Number of accumulation units outstanding at end of period	47,082	78,315	88,948	130,257	2,425
ING THORNBURG VALUE PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$6.22	$10.48	$9.92	$8.61	$8.61	$7.74	$6.13	$8.91	$10.00
Value at end of period	$8.88	$6.22	$10.48	$9.92	$8.61	$8.61	$7.74	$6.13	$8.91
Number of accumulation units outstanding at end of period	18,489	29,675	40,369	50,854	60,516	80,037	82,473	51,743	18,641
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$10.20	$9.88
Value at end of period	$10.61	$10.20
Number of accumulation units outstanding at end of period	235,361	229,001
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$7.95	$13.44	$13.52	$12.00	$11.17	$9.87
Value at end of period	$10.30	$7.95	$13.44	$13.52	$12.00	$11.17
Number of accumulation units outstanding at end of period	4,903	8,957	12,336	15,848	11,669	13,294
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$8.56	$13.68	$14.20	$12.44	$12.20	$10.60	$8.30	$10.00
Value at end of period	$10.84	$8.56	$13.68	$14.20	$12.44	$12.20	$10.60	$8.30
Number of accumulation units outstanding at end of period	100,991	156,178	232,633	294,898	305,003	314,712	128,209	5,134

SD VA

CFI 34

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001

ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$9.22	$12.24	$12.03	$10.86	$10.22
Value at end of period	$11.12	$9.22	$12.24	$12.03	$10.86
Number of accumulation units outstanding at end of period	102,770	190,773	182,104	144,450	128,902
ING VAN KAMPEN GLOBAL FRANCHISE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$9.69	$13.76	$12.73	$10.65	$10.20
Value at end of period	$12.31	$9.69	$13.76	$12.73	$10.65
Number of accumulation units outstanding at end of period	105,266	155,143	181,142	138,777	95,199
ING VAN KAMPEN GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO
(Funds were first received in this option during September 2009)
Value at beginning of period	$11.82
Value at end of period	$12.13
Number of accumulation units outstanding at end of period	3,738
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$8.57	$12.84	$12.70	$11.11	$10.31
Value at end of period	$10.47	$8.57	$12.84	$12.70	$11.11
Number of accumulation units outstanding at end of period	113,355	226,283	443,151	186,203	64,110
ING WELLS FARGO SMALL CAP DISCIPLINED PORTFOLIO
(Fund first available during February 2006)
Value at beginning of period	$7.20	$10.87	$11.45	$10.56
Value at end of period	$9.23	$7.20	$10.87	$11.45
Number of accumulation units outstanding at end of period	9,579	4,429	7,146	10,933
ING WISDOM TREESM GLOBAL HIGH-YIELDING EQUITY INDEX
PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$6.01	$10.22
Value at end of period	$7.70	$6.01
Number of accumulation units outstanding at end of period	33,627	10,451
PROFUND VP BULL
(Fund first available during August 2003)
Value at beginning of period	$6.29	$10.23	$10.03	$8.95	$8.84	$8.24	$10.00
Value at end of period	$7.70	$6.29	$10.23	$10.03	$8.95	$8.84	$8.24
Number of accumulation units outstanding at end of period	6,453	19,260	28,683	33,353	48,020	3,671,891	3,673,934
PROFUND VP EUROPE 30
(Fund first available during December 2003)
Value at beginning of period	$7.16	$12.97	$11.49	$9.92	$9.31	$8.27	$10.00
Value at end of period	$9.33	$7.16	$12.97	$11.49	$9.92	$9.31	$8.27
Number of accumulation units outstanding at end of period	7,914	9,169	23,411	26,550	30,722	795,586	786,491
PROFUND VP RISING RATES OPPORTUNITY
(Fund first available during October 2003)
Value at beginning of period	$4.63	$7.57	$8.10	$7.46	$8.22	$9.36	$10.00
Value at end of period	$6.03	$4.63	$7.57	$8.10	$7.46	$8.22	$9.36
Number of accumulation units outstanding at end of period	50,115	85,737	114,041	170,267	143,669	1,079,664	214,510

SD VA

CFI 35

	Condensed Financial Information (continued)

	Separate Account Annual Charges of 1.75%

	2009	2008	2007	2006	2005	2004	2003	2002	2001

AIM V.I. LEISURE FUND
(Fund first available during May 2002)
Value at beginning of period	$7.68	$13.73	$14.09	$11.51	$11.86	$10.64	$8.42	$10.00
Value at end of period	$10.02	$7.68	$13.73	$14.09	$11.51	$11.86	$10.64	$8.42
Number of accumulation units outstanding at end of period	8,101	12,158	17,635	19,473	21,521	255,487	231,095	1,328
BLACKROCK GLOBAL ALLOCATION V.I. FUND
(Funds were first received in this option during May 2008)
Value at beginning of period	$7.97	$10.14
Value at end of period	$9.47	$7.97
Number of accumulation units outstanding at end of period	16,653	29,714
COLUMBIA SMALL CAP VALUE FUND VS
(Fund first available during May 2005)
Value at beginning of period	$8.98	$12.72	$13.29	$11.33	$10.03
Value at end of period	$11.03	$8.98	$12.72	$13.29	$11.33
Number of accumulation units outstanding at end of period	3,262	11,728	19,670	24,269	34,235
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$9.98	$17.73	$15.39	$14.06	$12.26	$10.84	$8.61	$9.69	$10.00
Value at end of period	$13.29	$9.98	$17.73	$15.39	$14.06	$12.26	$10.84	$8.61	$9.69
Number of accumulation units outstanding at end of period	124,135	306,968	472,504	505,859	445,887	319,740	210,166	80,927	34,448
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$7.43	$13.23	$13.30	$11.29	$10.88	$9.96	$7.79	$9.57	$10.00
Value at end of period	$9.49	$7.43	$13.23	$13.30	$11.29	$10.88	$9.96	$7.79	$9.57
Number of accumulation units outstanding at end of period	88,923	172,300	278,468	306,614	315,015	1,163,703	987,940	140,604	39,753
ING AMERICAN FUNDS ASSET ALLOCATION PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$7.17	$9.26
Value at end of period	$8.69	$7.17
Number of accumulation units outstanding at end of period	35,229	77,205
ING AMERICAN FUNDS BOND PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$8.98	$10.14
Value at end of period	$9.90	$8.98
Number of accumulation units outstanding at end of period	42,424	43,207
ING AMERICAN FUNDS GROWTH-INCOME PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$8.60	$14.16	$13.79	$12.25	$11.84	$10.98	$10.00
Value at end of period	$11.03	$8.60	$14.16	$13.79	$12.25	$11.84	$10.98
Number of accumulation units outstanding at end of period	247,027	409,427	594,652	591,894	521,149	1,977,456	542,973
ING AMERICAN FUNDS GROWTH PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$8.70	$15.90	$14.48	$13.44	$11.83	$10.76	$10.00
Value at end of period	$11.86	$8.70	$15.90	$14.48	$13.44	$11.83	$10.76
Number of accumulation units outstanding at end of period	218,529	420,582	572,491	537,745	479,943	2,291,803	726,382
SD VA

CFI 36

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001

ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$12.39	$21.92	$18.69	$16.07	$13.53	$11.60	$10.00
Value at end of period	$17.33	$12.39	$21.92	$18.69	$16.07	$13.53	$11.60
Number of accumulation units outstanding at end of period	98,221	213,978	348,184	305,285	234,850	865,696	208,539
ING AMERICAN FUNDS WORLD ALLOCATION PORTFOLIO
(Funds were first received in this option during September 2009)
Value at beginning of period	$12.76
Value at end of period	$13.06
Number of accumulation units outstanding at end of period	1,712
ING ARTIO FOREIGN PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$11.17	$20.17	$17.63	$13.89	$12.25	$10.58	$8.21	$10.00
Value at end of period	$13.19	$11.17	$20.17	$17.63	$13.89	$12.25	$10.58	$8.21
Number of accumulation units outstanding at end of period	41,541	81,666	100,240	108,821	100,067	330,064	172,289	806
ING BARON SMALL CAP GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$7.48	$12.96	$12.43	$10.98	$10.31
Value at end of period	$9.93	$7.48	$12.96	$12.43	$10.98
Number of accumulation units outstanding at end of period	14,337	24,337	37,266	32,972	22,586
ING BLACKROCK INFLATION PROTECTED BOND PORTFOLIO
(Funds were first received in this option during June 2009)
Value at beginning of period	$10.03
Value at end of period	$10.56
Number of accumulation units outstanding at end of period	29,653
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$7.67	$12.81	$12.21	$11.60	$10.64
Value at end of period	$9.81	$7.67	$12.81	$12.21	$11.60
Number of accumulation units outstanding at end of period	16,618	45,955	54,384	59,942	53,910
ING BLACKROCK LARGE CAP VALUE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$8.30	$13.07	$12.75	$11.16	$11.02
Value at end of period	$9.21	$8.30	$13.07	$12.75	$11.16
Number of accumulation units outstanding at end of period	8,505	9,977	11,999	17,314	6,372
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$6.49	$9.99
Value at end of period	$9.73	$6.49
Number of accumulation units outstanding at end of period	8,548	19,450
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$7.14	$12.38	$13.59	$11.46
Value at end of period	$9.36	$7.14	$12.38	$13.59
Number of accumulation units outstanding at end of period	7,623	23,669	24,009	12,666
ING CLARION REAL ESTATE PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$10.51	$17.40	$21.53	$15.92	$13.87	$9.68
Value at end of period	$14.03	$10.51	$17.40	$21.53	$15.92	$13.87
Number of accumulation units outstanding at end of period	17,398	40,770	66,216	85,730	63,136	463,695

SD VA

CFI 37

	Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001

ING COLUMBIA SMALL CAP VALUE PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$6.57	$10.15	$10.03	$10.05
Value at end of period	$8.05	$6.57	$10.15	$10.03
Number of accumulation units outstanding at end of period	23,193	31,915	31,464	13,807
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Fund first available during December 2005)
Value at beginning of period	$6.77	$11.34	$11.08	$9.91	$9.93
Value at end of period	$8.76	$6.77	$11.34	$11.08	$9.91
Number of accumulation units outstanding at end of period	11,997	20,934	30,713	27,831	5,194
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
(Fund first available during July 2004)
Value at beginning of period	$8.96	$12.79	$12.00	$10.72	$9.88	$8.93
Value at end of period	$10.58	$8.96	$12.79	$12.00	$10.72	$9.88
Number of accumulation units outstanding at end of period	22,462	46,226	53,813	70,035	70,166	78,661
ING EVERGREEN OMEGA PORTFOLIO
(Fund first available during October 2004)
Value at beginning of period	$8.65	$12.16	$11.09	$10.69	$10.46	$9.34
Value at end of period	$12.11	$8.65	$12.16	$11.09	$10.69	$10.46
Number of accumulation units outstanding at end of period	10,130	14,954	21,714	26,484	32,324	4,715
ING FMRSM DIVERIFIED MID CAP PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$8.86	$14.82	$13.18	$11.99	$9 95
Value at end of period	$12.12	$8.86	$14.82	$13.18	$11.99
Number of accumulation units outstanding at end of period	43,677	68,515	74,503	65,085	29,573
ING FOCUS 5 PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$6.01	$9.25
Value at end of period	$7.19	$6.01
Number of accumulation units outstanding at end of period	0	1,503
ING FRANKLIN INCOME PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$7.64	$10.99	$10.90	$10.00
Value at end of period	$9.91	$7.64	$10.99	$10.90
Number of accumulation units outstanding at end of period	77,376	200,497	224,942	92,585
ING FRANKLIN MUTUAL SHARES PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$7.25	$11.86	$12.56
Value at end of period	$9.01	$7.25	$11.86
Number of accumulation units outstanding at end of period	29,366	58,150	65,139
ING FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$6.05	$9.58	$10.00
Value at end of period	$7.75	$6.05	$9.58
Number of accumulation units outstanding at end of period	15,848	110,359	118,027
ING GLOBAL RESOURCES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.08	$20.85	$15.92	$13.35	$10.25
Value at end of period	$16.33	$12.08	$20.85	$15.92	$13.35
Number of accumulation units outstanding at end of period	29,486	76,299	74,303	70,002	20,928

SD VA

CFI 38

	Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001

ING GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$6.08	$9.53
Value at end of period	$7.76	$6.08
Number of accumulation units outstanding at end of period	505,910	1,016,111
ING HANG SENG INDEX PORTFOLIO
(Funds were first received in this option during June 2009)
Value at beginning of period	$11.41
Value at end of period	$12.93
Number of accumulation units outstanding at end of period	1,064
ING INDEX PLUS LARGECAP PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$7.08	$11.51	$11.18	$9.96	$9.64	$8.90	$7.20	$9.36	$10.00
Value at end of period	$8.56	$7.08	$11.51	$11.18	$9.96	$9.64	$8.90	$7.20	$9.36
Number of accumulation units outstanding at end of period	408,941	1,943,130	1,875,407	265,732	263,048	548,608	275,705	35,518	6,121
ING INDEX PLUS MIDCAP PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$9.32	$15.24	$14.74	$13.75	$12.62	$11.04	$8.51	$9.87	$10.00
Value at end of period	$12.04	$9.32	$15.24	$14.74	$13.75	$12.62	$11.04	$8.51	$9.87
Number of accumulation units outstanding at end of period	109,901	198,220	284,569	330,075	380,649	430,312	189,683	94,503	23,562
ING INDEX PLUS SMALLCAP PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$9.64	$14.78	$16.09	$14.43	$13.68	$11.44	$8.57	$10.07	$10.00
Value at end of period	$11.79	$9.64	$14.78	$16.09	$14.43	$13.68	$11.44	$8.57	$10.07
Number of accumulation units outstanding at end of period	75,694	133,846	186,973	226,332	255,221	345,339	128,264	50,587	7,282
ING INTERMEDIATE BOND PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$9.57	$10.67	$10.27	$10.08	$10.02
Value at end of period	$10.47	$9.57	$10.67	$10.27	$10.08
Number of accumulation units outstanding at end of period	1,341,153	1,236,734	156,180	134,360	58,209
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$6.05	$10.40
Value at end of period	$7.57	$6.05
Number of accumulation units outstanding at end of period	16,249	934
ING JANUS CONTRARIAN PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$9.36	$18.68	$15.73	$13.01	$11.45	$9.65
Value at end of period	$12.55	$9.36	$18.68	$15.73	$13.01	$11.45
Number of accumulation units outstanding at end of period	25,408	50,554	63,575	28,063	8,588	293,821
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.90	$24.86	$18.27	$13.69	$10.56
Value at end of period	$20.06	$11.90	$24.86	$18.27	$13.69
Number of accumulation units outstanding at end of period	24,363	63,201	79,601	57,079	25,623
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$11.17	$16.97	$16.88	$14.75	$13.83	$11.68	$9.14	$10.00
Value at end of period	$13.78	$11.17	$16.97	$16.88	$14.75	$13.83	$11.68	$9.14
Number of accumulation units outstanding at end of period	44,750	85,153	88,253	109,609	135,651	189,608	65,061	6,147

SD VA

CFI 39

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001

ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$9.91	$14.40	$14.91	$13.01	$13.63	$10.32	$7.83	$10.00
Value at end of period	$12.39	$9.91	$14.40	$14.91	$13.01	$13.63	$10.32	$7.83
Number of accumulation units outstanding at end of period	16,904	31,195	50,964	51,518	46,549	434,570	299,555	2,705
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$7.88	$13.22	$13.71	$12.69	$11.61	$10.80	$10.00
Value at end of period	$10.21	$7.88	$13.22	$13.71	$12.69	$11.61	$10.80
Number of accumulation units outstanding at end of period	18,986	20,571	35,682	35,875	35,992	179,814	51,221
ING LIQUID ASSETS PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$15.92	$15.82	$15.34	$14.92	$14.78	$14.90	$15.05	$15.11	$15.04
Value at end of period	$15.69	$15.92	$15.82	$15.34	$14.92	$14.78	$14.90	$15.05	$15.11
Number of accumulation units outstanding at end of period	515,966	1,385,333	950,438	503,921	163,682	1,213,060	1,545,927	116,034	20,175
ING LORD ABBETT AFFILIATED PORTFOLIO
(Fund first available during December 2003)
Value at beginning of period	$9.15	$14.68	$14.35	$12.42	$11.98	$11.10	$10.00
Value at end of period	$10.68	$9.15	$14.68	$14.35	$12.42	$11.98	$11.10
Number of accumulation units outstanding at end of period	5,926	11,220	21,077	22,347	7,228	625,795	676,868
ING MARSICO GROWTH PORTFOLIO
(Fund first available during October 2004)
Value at beginning of period	$8.11	$13.84	$12.34	$11.97	$11.18	$10.08
Value at end of period	$10.28	$8.11	$13.84	$12.34	$11.97	$11.18
Number of accumulation units outstanding at end of period	12,655	19,430	26,985	19,088	33,051	1,545,306
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$8.87	$17.88	$15.09	$12.39	$10.00
Value at end of period	$11.99	$8.87	$17.88	$15.09	$12.39
Number of accumulation units outstanding at end of period	10,377	28,090	43,845	45,314	30,219
ING MFS TOTAL RETURN PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$20.27	$26.57	$26.00	$23.64	$23.38	$21.42	$18.67	$20.03	$20.08
Value at end of period	$23.48	$20.27	$26.57	$26.00	$23.64	$23.38	$21.42	$18.67	$20.03
Number of accumulation units outstanding at end of period	88,165	198,538	273,661	288,425	339,932	2,918,631	2,962,240	136,882	43,752
ING MFS UTILITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.19	$18.29	$14.61	$11.37	$10.07
Value at end of period	$14.60	$11.19	$18.29	$14.61	$11.37
Number of accumulation units outstanding at end of period	51,116	100,788	94,127	79,898	58,814
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$6.46	$10.05
Value at end of period	$8.95	$6.46
Number of accumulation units outstanding at end of period	1,552	3,759
ING OPPENHEIMER ACTIVE ALLOCATION PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$12.83
Value at end of period	$12.90
Number of accumulation units outstanding at end of period	958

SD VA

CFI 40

	Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001

ING OPPENHEIMER GLOBAL PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$8.52	$14.53	$13.88	$11.98	$10.06
Value at end of period	$11.69	$8.52	$14.53	$13.88	$11.98
Number of accumulation units outstanding at end of period	17,301	40,891	55,303	66,177	74,697
ING OPPENHEIMER GLOBAL PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$9.53	$16.30	$15.61	$13.51	$12.13	$10.74	$8.29	$10.00
Value at end of period	$13.05	$9.53	$16.30	$15.61	$13.51	$12.13	$10.74	$8.29
Number of accumulation units outstanding at end of period	14,528	34,743	53,350	49,580	15,023	25,934	16,831	295
ING OPPORTUNISTIC LARGECAP PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$6.54	$10.37	$10.28	$9.03	$8.61	$7.98	$6.54	$9.01	$10.00
Value at end of period	$7.38	$6.54	$10.37	$10.28	$9.03	$8.61	$7.98	$6.54	$9.01
Number of accumulation units outstanding at end of period	17,131	36,394	41,971	79,079	87,969	53,133	34,458	28,742	15,562
ING PIMCO HIGH YIELD PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$9.11	$11.97	$11.84	$11.07	$10.79	$10.00
Value at end of period	$13.37	$9.11	$11.97	$11.84	$11.07	$10.79
Number of accumulation units outstanding at end of period	73,312	131,540	227,570	251,546	262,811	2,556,237
ING PIMCO TOTAL RETURN BOND PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$14.80	$14.45	$13.50	$13.17	$13.08	$12.70	$12.34	$11.55	$11.17
Value at end of period	$16.64	$14.80	$14.45	$13.50	$13.17	$13.08	$12.70	$12.34	$11.55
Number of accumulation units outstanding at end of period	417,084	576,714	549,611	488,214	531,245	2,353,927	2,257,025	238,795	111,130
ING PIONEER FUND PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$8.32	$12.97	$12.57	$10.95	$10.64
Value at end of period	$10.15	$8.32	$12.97	$12.57	$10.95
Number of accumulation units outstanding at end of period	8,288	21,325	37,122	44,851	43,430
ING PIONEER MID CAP VALUE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$8.17	$12.44	$12.00	$10.87	$10.14
Value at end of period	$10.05	$8.17	$12.44	$12.00	$10.87
Number of accumulation units outstanding at end of period	15,555	29,381	33,962	23,279	39,380
ING RETIREMENT CONSERVATIVE PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$8.25
Value at end of period	$8.31
Number of accumulation units outstanding at end of period	11,999
ING RETIREMENT GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.21
Value at end of period	$9.37
Number of accumulation units outstanding at end of period	327,572
ING RETIREMENT MODERATE GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.49
Value at end of period	$9.62
Number of accumulation units outstanding at end of period	397,267

SD VA

CFI 41

	Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001

ING RETIREMENT MODERATE PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.75
Value at end of period	$9.85
Number of accumulation units outstanding at end of period	329,629
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$10.83
Value at end of period	$12.66
Number of accumulation units outstanding at end of period	24,417
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$6.69	$9.09
Value at end of period	$8.12	$6.69
Number of accumulation units outstanding at end of period	69,659	27,289
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$10.63
Value at end of period	$12.48
Number of accumulation units outstanding at end of period	71,456
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$11.55
Value at end of period	$12.96
Number of accumulation units outstanding at end of period	11,426
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$6.11	$10.38
Value at end of period	$8.39	$6.11
Number of accumulation units outstanding at end of period	8,467	8,334
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$6.95	$10.36
Value at end of period	$8.63	$6.95
Number of accumulation units outstanding at end of period	10,151	22,724
ING SMALLCAP OPPORTUNITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$9.15	$14.24	$13.19	$11.95	$11.40
Value at end of period	$11.75	$9.15	$14.24	$13.19	$11.95
Number of accumulation units outstanding at end of period	6,100	8,447	8,804	13,856	4,439
ING SMALL COMPANY PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$7.13	$10.68
Value at end of period	$8.91	$7.13
Number of accumulation units outstanding at end of period	4,758	9,187
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$9.03	$12.68	$12.36	$10.97	$9.99
Value at end of period	$11.82	$9.03	$12.68	$12.36	$10.97
Number of accumulation units outstanding at end of period	98,551	234,640	335,786	271,293	102,114

SD VA

CFI 42

	Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001

ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Fund first available during June 2004)
Value at beginning of period	$8.53	$13.50	$13.33	$11.40	$11.16	$10.07
Value at end of period	$10.47	$8.53	$13.50	$13.33	$11.40	$11.16
Number of accumulation units outstanding at end of period	62,824	125,026	132,415	135,716	116,092	1,402,760
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$5.75	$10.15	$10.22
Value at end of period	$8.05	$5.75	$10.15
Number of accumulation units outstanding at end of period	16,688	3,565	324
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$7.37	$12.63	$11.16	$10.17
Value at end of period	$9.54	$7.37	$12.63	$11.16
Number of accumulation units outstanding at end of period	20,600	33,678	18,700	8,343
ING TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
(Fund first available during May 2005)
Value at beginning of period	$8.19	$13.82	$13.74	$11.47	$10.28
Value at end of period	$10.65	$8.19	$13.82	$13.74	$11.47
Number of accumulation units outstanding at end of period	5,862	14,595	22,698	26,144	2,415
ING THORNBURG VALUE PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$6.08	$10.28	$9.76	$8.50	$8.52	$7.68	$6.10	$8.89	$10.00
Value at end of period	$8.65	$6.08	$10.28	$9.76	$8.50	$8.52	$7.68	$6.10	$8.89
Number of accumulation units outstanding at end of period	7,285	14,781	25,014	24,968	30,316	44,868	47,044	45,652	39,763
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$10.17	$9.84
Value at end of period	$10.55	$10.17
Number of accumulation units outstanding at end of period	28,267	15,769
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$7.84	$13.29	$13.41	$11.94	$11.47
Value at end of period	$10.13	$7.84	$13.29	$13.41	$11.94
Number of accumulation units outstanding at end of period	352	484	485	852	2,196
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$8.39	$13.44	$14.00	$12.30	$12.10	$10.55	$8.28	$10.00
Value at end of period	$10.59	$8.39	$13.44	$14.00	$12.30	$12.10	$10.55	$8.28
Number of accumulation units outstanding at end of period	47,130	100,672	140,726	152,841	145,014	733,524	589,925	6,396
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$9.12	$12.14	$11.96	$10.83	$10.21
Value at end of period	$10.96	$9.12	$12.14	$11.96	$10.83
Number of accumulation units outstanding at end of period	35,621	72,922	49,418	41,545	25,643
ING VAN KAMPEN GLOBAL FRANCHISE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$9.58	$13.65	$12.66	$10.62	$10.09
Value at end of period	$12.13	$9.58	$13.65	$12.66	$10.62
Number of accumulation units outstanding at end of period	16,856	31,246	40,607	39,650	27,021

SD VA

CFI 43

	Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001

ING VAN KAMPEN GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$12.10
Value at end of period	$12.10
Number of accumulation units outstanding at end of period	1,949
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$8.48	$12.73	$12.63	$11.09	$10.33
Value at end of period	$10.32	$8.48	$12.73	$12.63	$11.09
Number of accumulation units outstanding at end of period	30,725	64,900	93,646	102,143	25,456
ING WELLS FARGO SMALL CAP DISCIPLINED PORTFOLIO
(Fund first available during December 2005)
Value at beginning of period	$7.13	$10.80	$11.42	$9.71	$9.86
Value at end of period	$9.12	$7.13	$10.80	$11.42	$9.71
Number of accumulation units outstanding at end of period	3,697	3,616	5,184	4,054	507
ING WISDOM TREESM GLOBAL HIGH-YIELDING EQUITY INDEX
PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$6.00	$8.92
Value at end of period	$7.66	$6.00
Number of accumulation units outstanding at end of period	483	816
PROFUND VP BULL
(Fund first available during August 2003)
Value at beginning of period	$6.14	$10.03	$9.86	$8.83	$8.74	$8.18	$10.00
Value at end of period	$7.50	$6.14	$10.03	$9.86	$8.83	$8.74	$8.18
Number of accumulation units outstanding at end of period	564	2,211	4,738	4,927	5,894	518,311	467,546
PROFUND VP EUROPE 30
(Fund first available during December 2003)
Value at beginning of period	$6.99	$12.71	$11.29	$9.78	$9.21	$8.20	$10.00
Value at end of period	$9.09	$6.99	$12.71	$11.29	$9.78	$9.21	$8.20
Number of accumulation units outstanding at end of period	613	1,645	5,753	7,207	5,031	140,140	190,714
PROFUND VP RISING RATES OPPORTUNITY
(Fund first available during October 2003)
Value at beginning of period	$4.55	$7.47	$8.02	$7.41	$8.19	$9.35	$10.00
Value at end of period	$5.91	$4.55	$7.47	$8.02	$7.41	$8.19	$9.35
Number of accumulation units outstanding at end of period	18,247	22,248	36,075	43,490	45,832	282,310	74,879

	Separate Account Annual Charges of 1.90%

	2009	2008	2007	2006	2005	2004	2003	2002	2001

AIM V.I. LEISURE FUND
(Fund first available during May 2002)
Value at beginning of period	$7.61	$13.61	$13.99	$11.45	$11.81	$10.61	$8.41	$10.00
Value at end of period	$9.91	$7.61	$13.61	$13.99	$11.45	$11.81	$10.61	$8.41
Number of accumulation units outstanding at end of period	3,413	3,826	3,829	6,541	6,543	668,459	510,398	0

SD VA

CFI 44

	Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001

BLACKROCK GLOBAL ALLOCATION V.I. FUND
(Funds were first received in this option during July 2008)
Value at beginning of period	$7.96	$9.62
Value at end of period	$9.44	$7.96
Number of accumulation units outstanding at end of period	24,268	17,229
COLUMBIA SMALL CAP VALUE FUND VS
(Fund first available during May 2005)
Value at beginning of period	$8.93	$12.67	$13.26	$11.32	$10.19
Value at end of period	$10.95	$8.93	$12.67	$13.26	$11.32
Number of accumulation units outstanding at end of period	1,239	7,125	10,744	11,104	11,597
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$9.87	$17.56	$15.26	$13.96	$12.20	$10.80	$8.59	$9.68	$10.00
Value at end of period	$13.12	$9.87	$17.56	$15.26	$13.96	$12.20	$10.80	$8.59	$9.68
Number of accumulation units outstanding at end of period	63,550	112,124	167,342	165,314	155,560	117,473	73,653	26,329	8,281
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$7.35	$13.10	$13.19	$11.21	$10.82	$9.92	$7.78	$9.57	$10.00
Value at end of period	$9.36	$7.35	$13.10	$13.19	$11.21	$10.82	$9.92	$7.78	$9.57
Number of accumulation units outstanding at end of period	43,756	122,027	147,298	133,068	139,709	3,034,707	1,794,730	24,657	9,493
ING AMERICAN FUNDS ASSET ALLOCATION PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$7.16	$9.92
Value at end of period	$8.67	$7.16
Number of accumulation units outstanding at end of period	1,019	126
ING AMERICAN FUNDS BOND PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$8.97	$10.13
Value at end of period	$9.87	$8.97
Number of accumulation units outstanding at end of period	56,479	57,287
ING AMERICAN FUNDS GROWTH-INCOME PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$8.53	$14.07	$13.72	$12.21	$11.82	$10.97	$10.00
Value at end of period	$10.92	$8.53	$14.07	$13.72	$12.21	$11.82	$10.97
Number of accumulation units outstanding at end of period	123,513	203,674	282,053	275,143	259,406	9,395,072	1,387,064
ING AMERICAN FUNDS GROWTH PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$8.63	$15.79	$14.40	$13.39	$11.80	$10.75	$10.00
Value at end of period	$11.74	$8.63	$15.79	$14.40	$13.39	$11.80	$10.75
Number of accumulation units outstanding at end of period	156,771	315,600	378,379	365,547	361,680	12,085,363	1,785,979
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$12.29	$21.78	$18.59	$16.01	$13.50	$11.60	$10.00
Value at end of period	$17.16	$12.29	$21.78	$18.59	$16.01	$13.50	$11.60
Number of accumulation units outstanding at end of period	87,804	137,719	186,510	174,458	156,496	3,432,847	564,361
ING AMERICAN FUNDS WORLD ALLOCATION PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$11.45
Value at end of period	$13.04
Number of accumulation units outstanding at end of period	553

SD VA

CFI 45

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001

ING ARTIO FOREIGN PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$11.06	$20.00	$17.50	$13.81	$12.20	$10.55	$8.20	$10.00
Value at end of period	$13.04	$11.06	$20.00	$17.50	$13.81	$12.20	$10.55	$8.20
Number of accumulation units outstanding at end of period	31,711	51,840	77,444	74,000	53,936	3,062,604	582,823	2,717
ING BARON SMALL CAP GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$7.44	$12.90	$12.40	$10.97	$10.42
Value at end of period	$9.86	$7.44	$12.90	$12.40	$10.97
Number of accumulation units outstanding at end of period	12,738	54,352	53,674	15,523	17,235
ING BLACKROCK INFLATION PROTECTED BOND PORTFOLIO
(Funds were first received in this option during June 2009)
Value at beginning of period	$9.97
Value at end of period	$10.55
Number of accumulation units outstanding at end of period	13,288
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$7.62	$12.76	$12.18	$11.59	$11.18
Value at end of period	$9.74	$7.62	$12.76	$12.18	$11.59
Number of accumulation units outstanding at end of period	17,922	28,574	37,675	47,308	44,540
ING BLACKROCK LARGE CAP VALUE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$8.26	$13.01	$12.72	$11.14	$11.03
Value at end of period	$9.14	$8.26	$13.01	$12.72	$11.14
Number of accumulation units outstanding at end of period	2,882	3,201	4,759	4,804	3,528
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$6.48	$9.99
Value at end of period	$9.70	$6.48
Number of accumulation units outstanding at end of period	4,612	3,252
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$7.11	$12.35	$13.58	$11.42
Value at end of period	$9.31	$7.11	$12.35	$13.58
Number of accumulation units outstanding at end of period	2,911	8,882	13,622	13,045
ING CLARION REAL ESTATE PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$10.43	$17.30	$21.44	$15.88	$13.86	$9.70
Value at end of period	$13.91	$10.43	$17.30	$21.44	$15.88	$13.86
Number of accumulation units outstanding at end of period	8,509	20,724	46,503	61,826	41,575	1,760,569
ING COLUMBIA SMALL CAP VALUE PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$6.54	$10.12	$10.02	$10.19
Value at end of period	$8.01	$6.54	$10.12	$10.02
Number of accumulation units outstanding at end of period	865	4,994	4,112	5,452
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Fund first available during February 2006)
Value at beginning of period	$6.74	$11.31	$11.07	$9.96
Value at end of period	$8.70	$6.74	$11.31	$11.07
Number of accumulation units outstanding at end of period	10,587	19,769	21,550	18,010

SD VA

CFI 46

	Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001

ING EVERGREEN HEALTH SCIENCES PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$8.90	$12.72	$11.95	$10.69	$9.87	$9.95
Value at end of period	$10.48	$8.90	$12.72	$11.95	$10.69	$9.87
Number of accumulation units outstanding at end of period	19,291	64,844	65,076	71,746	69,489	592,804
ING EVERGREEN OMEGA PORTFOLIO
(Fund first available during December 2004)
Value at beginning of period	$8.59	$12.09	$11.04	$10.66	$10.45	$10.48
Value at end of period	$12.01	$8.59	$12.09	$11.04	$10.66	$10.45
Number of accumulation units outstanding at end of period	4,747	3,277	8,614	10,224	12,100	45,863
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$8.81	$14.76	$13.15	$11.97	$11.08
Value at end of period	$12.03	$8.81	$14.76	$13.15	$11.97
Number of accumulation units outstanding at end of period	31,150	57,885	62,177	32,111	22,982
ING FOCUS 5 PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$6.00	$8.86
Value at end of period	$7.17	$6.00
Number of accumulation units outstanding at end of period	0	171
ING FRANKLIN INCOME PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$7.61	$10.96	$10.89	$9.98
Value at end of period	$9.85	$7.61	$10.96	$10.89
Number of accumulation units outstanding at end of period	26,341	81,432	106,851	42,469
ING FRANKLIN MUTUAL SHARES PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$7.23	$11.85	$12.70
Value at end of period	$8.97	$7.23	$11.85
Number of accumulation units outstanding at end of period	23,366	68,923	70,039
ING FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$6.04	$9.57	$10.09
Value at end of period	$7.72	$6.04	$9.57
Number of accumulation units outstanding at end of period	9,173	34,671	33,974
ING GLOBAL RESOURCES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.02	$20.76	$15.88	$13.33	$10.22
Value at end of period	$16.21	$12.02	$20.76	$15.88	$13.33
Number of accumulation units outstanding at end of period	14,729	38,394	43,464	47,838	14,432
ING GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$6.07	$9.26
Value at end of period	$7.74	$6.07
Number of accumulation units outstanding at end of period	365,489	539,831
ING HANG SENG INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$10.80
Value at end of period	$12.92
Number of accumulation units outstanding at end of period	39

SD VA

CFI 47

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001

ING INDEX PLUS LARGECAP PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$7.00	$11.40	$11.09	$9.89	$9.59	$8.87	$7.18	$9.36	$10.00
Value at end of period	$8.45	$7.00	$11.40	$11.09	$9.89	$9.59	$8.87	$7.18	$9.36
Number of accumulation units outstanding at end of period	267,105	1,162,616	1,006,831	121,893	127,326	1,954,792	957,662	26,792	4,667
ING INDEX PLUS MIDCAP PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$9.22	$15.09	$14.62	$13.65	$12.56	$11.00	$8.49	$9.87	$10.00
Value at end of period	$11.89	$9.22	$15.09	$14.62	$13.65	$12.56	$11.00	$8.49	$9.87
Number of accumulation units outstanding at end of period	81,040	129,754	170,272	204,576	215,751	770,708	113,912	97,941	4,408
ING INDEX PLUS SMALLCAP PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$9.53	$14.64	$15.96	$14.34	$13.61	$11.40	$8.55	$10.07	$10.00
Value at end of period	$11.64	$9.53	$14.64	$15.96	$14.34	$13.61	$11.40	$8.55	$10.07
Number of accumulation units outstanding at end of period	64,677	104,324	153,572	172,412	176,453	711,336	101,972	69,821	5,763
ING INTERMEDIATE BOND PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$9.52	$10.62	$10.25	$10.06	$10.03
Value at end of period	$10.39	$9.52	$10.62	$10.25	$10.06
Number of accumulation units outstanding at end of period	752,666	780,147	105,617	68,813	38,902
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during June 2009)
Value at beginning of period	$6.36
Value at end of period	$7.55
Number of accumulation units outstanding at end of period	27,336
ING JANUS CONTRARIAN PORTFOLIO
(Fund first available during October 2004)
Value at beginning of period	$9.29	$18.57	$15.66	$12.98	$11.44	$10.31
Value at end of period	$12.44	$9.29	$18.57	$15.66	$12.98	$11.44
Number of accumulation units outstanding at end of period	22,656	49,979	63,930	6,521	2,118	1,251,267
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.83	$24.75	$18.22	$13.68	$10.34
Value at end of period	$19.91	$11.83	$24.75	$18.22	$13.68
Number of accumulation units outstanding at end of period	18,896	36,266	50,695	30,698	12,577
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$11.05	$16.83	$16.76	$14.66	$13.78	$11.65	$9.13	$10.00
Value at end of period	$13.62	$11.05	$16.83	$16.76	$14.66	$13.78	$11.65	$9.13
Number of accumulation units outstanding at end of period	22,817	37,233	53,606	120,976	141,544	143,912	82,437	2,029
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$9.81	$14.27	$14.80	$12.93	$13.63	$10.30	$7.82	$10.00
Value at end of period	$12.25	$9.81	$14.27	$14.80	$12.93	$13.63	$10.30	$7.82
Number of accumulation units outstanding at end of period	14,494	53,162	67,737	70,056	83,207	2,099,655	1,006,794	2,735
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$7.81	$13.13	$13.64	$12.64	$11.59	$10.80	$10.00
Value at end of period	$10.12	$7.81	$13.13	$13.64	$12.64	$11.59	$10.80
Number of accumulation units outstanding at end of period	16,175	17,908	22,089	19,873	26,458	1,947,332	291,189

SD VA

CFI 48

	Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001

ING LIQUID ASSETS PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$15.45	$15.37	$14.93	$14.54	$14.42	$14.57	$14.70	$14.81	$14.76
Value at end of period	$15.20	$15.45	$15.37	$14.93	$14.54	$14.42	$14.57	$14.70	$14.81
Number of accumulation units outstanding at end of period	229,816	701,838	517,187	423,630	301,712	5,864,378	5,938,918	130,083	45,601
ING LORD ABBETT AFFILIATED PORTFOLIO
(Fund first available during December 2003)
Value at beginning of period	$9.07	$14.59	$14.28	$12.37	$11.96	$11.09	$10.00
Value at end of period	$10.57	$9.07	$14.59	$14.28	$12.37	$11.96	$11.09
Number of accumulation units outstanding at end of period	17,752	22,015	25,164	25,181	21,046	2,375,113	2,433,238
ING MARSICO GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$8.06	$13.76	$12.29	$11.94	$11.17	$9.69
Value at end of period	$10.20	$8.06	$13.76	$12.29	$11.94	$11.17
Number of accumulation units outstanding at end of period	8,390	14,633	16,444	12,344	10,443	5,851,107
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$8.82	$17.81	$15.06	$12.37	$10.31
Value at end of period	$11.90	$8.82	$17.81	$15.06	$12.37
Number of accumulation units outstanding at end of period	14,353	26,068	29,695	27,358	27,718
ING MFS TOTAL RETURN PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$19.83	$26.03	$25.52	$23.24	$23.02	$21.12	$18.44	$19.81	$19.87
Value at end of period	$22.94	$19.83	$26.03	$25.52	$23.24	$23.02	$21.12	$18.44	$19.81
Number of accumulation units outstanding at end of period	51,059	105,511	159,237	167,405	157,559	6,519,914	5,686,198	58,555	8,837
ING MFS UTILITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.13	$18.21	$14.58	$11.36	$10.15
Value at end of period	$14.50	$11.13	$18.21	$14.58	$11.36
Number of accumulation units outstanding at end of period	16,107	41,108	45,911	43,360	31,643
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$6.45	$10.05
Value at end of period	$8.93	$6.45
Number of accumulation units outstanding at end of period	2,471	3,230
ING OPPENHEIMER ACTIVE ALLOCATION PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$10.67
Value at end of period	$12.89
Number of accumulation units outstanding at end of period	1,053
ING OPPENHEIMER GLOBAL PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$8.47	$14.47	$13.85	$11.96	$10.06
Value at end of period	$11.60	$8.47	$14.47	$13.85	$11.96
Number of accumulation units outstanding at end of period	22,899	44,624	61,537	69,753	74,094
ING OPPENHEIMER GLOBAL PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$9.44	$16.16	$15.49	$13.43	$12.09	$10.71	$8.28	$10.00
Value at end of period	$12.90	$9.44	$16.16	$15.49	$13.43	$12.09	$10.71	$8.28
Number of accumulation units outstanding at end of period	5,829	11,592	16,883	14,129	7,670	19,568	16,760	193

SD VA

CFI 49

	Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001

ING OPPORTUNISTIC LARGECAP PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$6.47	$10.27	$10.19	$8.97	$8.57	$7.95	$6.52	$9.00	$10.00
Value at end of period	$7.29	$6.47	$10.27	$10.19	$8.97	$8.57	$7.95	$6.52	$9.00
Number of accumulation units outstanding at end of period	19,291	26,530	28,348	31,506	39,022	15,744	13,516	7,083	3,112
ING PIMCO HIGH YIELD PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$9.05	$11.90	$11.80	$11.04	$10.78	$10.00
Value at end of period	$13.26	$9.05	$11.90	$11.80	$11.04	$10.78
Number of accumulation units outstanding at end of period	78,581	139,311	198,252	204,294	182,920	8,122,576
ING PIMCO TOTAL RETURN BOND PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$14.48	$14.16	$13.25	$12.95	$12.88	$12.52	$12.18	$11.43	$11.05
Value at end of period	$16.26	$14.48	$14.16	$13.25	$12.95	$12.88	$12.52	$12.18	$11.43
Number of accumulation units outstanding at end of period	203,467	266,687	240,250	188,700	191,646	6,098,052	5,824,732	280,008	20,362
ING PIONEER FUND PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$8.27	$12.92	$12.53	$10.94	$10.77
Value at end of period	$10.07	$8.27	$12.92	$12.53	$10.94
Number of accumulation units outstanding at end of period	7,846	19,744	24,688	25,524	24,534
ING PIONEER MID CAP VALUE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$8.13	$12.39	$11.97	$10.86	$10.47
Value at end of period	$9.98	$8.13	$12.39	$11.97	$10.86
Number of accumulation units outstanding at end of period	16,771	101,456	101,887	21,668	13,303
ING RETIREMENT CONSERVATIVE PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$8.25
Value at end of period	$8.31
Number of accumulation units outstanding at end of period	5,518
ING RETIREMENT GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.21
Value at end of period	$9.36
Number of accumulation units outstanding at end of period	97,900
ING RETIREMENT MODERATE GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.49
Value at end of period	$9.62
Number of accumulation units outstanding at end of period	120,945
ING RETIREMENT MODERATE PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.75
Value at end of period	$9.85
Number of accumulation units outstanding at end of period	150,309
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$10.83
Value at end of period	$12.64
Number of accumulation units outstanding at end of period	50,632

SD VA

CFI 50

	Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001

ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during June 2009)
Value at beginning of period	$6.90
Value at end of period	$8.10
Number of accumulation units outstanding at end of period	23,682
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$10.63
Value at end of period	$12.46
Number of accumulation units outstanding at end of period	45,844
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$11.55
Value at end of period	$12.95
Number of accumulation units outstanding at end of period	1,435
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$6.11	$8.61
Value at end of period	$8.37	$6.11
Number of accumulation units outstanding at end of period	5,389	303
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$6.94	$10.31
Value at end of period	$8.61	$6.94
Number of accumulation units outstanding at end of period	3,997	6,375
ING SMALLCAP OPPORTUNITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$9.10	$14.18	$13.16	$11.94	$11.12
Value at end of period	$11.66	$9.10	$14.18	$13.16	$11.94
Number of accumulation units outstanding at end of period	330	883	975	2,134	1,178
ING SMALL COMPANY PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$7.12	$9.54
Value at end of period	$8.89	$7.12
Number of accumulation units outstanding at end of period	269	1,880
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$8.98	$12.62	$12.33	$10.96	$10.05
Value at end of period	$11.73	$8.98	$12.62	$12.33	$10.96
Number of accumulation units outstanding at end of period	61,718	153,663	193,477	144,645	51,306
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Fund first available during July 2004)
Value at beginning of period	$8.47	$13.42	$13.28	$11.37	$11.15	$10.07
Value at end of period	$10.38	$8.47	$13.42	$13.28	$11.37	$11.15
Number of accumulation units outstanding at end of period	21,599	50,205	75,180	44,680	36,115	5,039,682
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during June 2007)
Value at beginning of period	$5.73	$10.14	$10.30
Value at end of period	$8.02	$5.73	$10.14
Number of accumulation units outstanding at end of period	3,578	1,263	576

SD VA

CFI 51

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001

ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Fund first available during June 2006)
Value at beginning of period	$7.34	$12.60	$11.15	$9.61
Value at end of period	$9.49	$7.34	$12.60	$11.15
Number of accumulation units outstanding at end of period	21,983	37,621	16,971	5,116
ING TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
(Fund first available during May 2005)
Value at beginning of period	$8.15	$13.77	$13.70	$11.46	$10.28
Value at end of period	$10.57	$8.15	$13.77	$13.70	$11.46
Number of accumulation units outstanding at end of period	4,561	13,985	25,283	16,003	6,246
ING THORNBURG VALUE PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$6.01	$10.18	$9.68	$8.44	$8.47	$7.65	$6.09	$8.89	$10.00
Value at end of period	$8.54	$6.01	$10.18	$9.68	$8.44	$8.47	$7.65	$6.09	$8.89
Number of accumulation units outstanding at end of period	15,748	27,003	35,639	43,384	51,164	52,656	57,505	27,828	5,621
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$10.16	$9.96
Value at end of period	$10.52	$10.16
Number of accumulation units outstanding at end of period	8,500	7,903
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$7.78	$13.22	$13.35	$11.91	$11.13	$10.01
Value at end of period	$10.04	$7.78	$13.22	$13.35	$11.91	$11.13
Number of accumulation units outstanding at end of period	634	634	2,055	1,795	2,950	2,964
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$8.30	$13.33	$13.90	$12.23	$12.05	$10.52	$8.27	$10.00
Value at end of period	$10.47	$8.30	$13.33	$13.90	$12.23	$12.05	$10.52	$8.27
Number of accumulation units outstanding at end of period	22,655	39,124	57,070	95,691	98,322	177,317	54,491	2,102
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$9.06	$12.09	$11.93	$10.82	$10.48
Value at end of period	$10.88	$9.06	$12.09	$11.93	$10.82
Number of accumulation units outstanding at end of period	12,316	33,284	21,895	15,076	28,433
ING VAN KAMPEN GLOBAL FRANCHISE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$9.52	$13.59	$12.63	$10.61	$10.19
Value at end of period	$12.04	$9.52	$13.59	$12.63	$10.61
Number of accumulation units outstanding at end of period	8,253	26,935	42,628	35,898	19,921
ING VAN KAMPEN GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$11.45
Value at end of period	$12.09
Number of accumulation units outstanding at end of period	10,054
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$8.43	$12.68	$12.60	$11.07	$10.68
Value at end of period	$10.25	$8.43	$12.68	$12.60	$11.07
Number of accumulation units outstanding at end of period	25,385	36,970	41,623	38,660	18,860

SD VA

CFI 52

	Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001

ING WELLS FARGO SMALL CAP DISCIPLINED PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$7.10	$10.77	$11.40	$11.11
Value at end of period	$9.06	$7.10	$10.77	$11.40
Number of accumulation units outstanding at end of period	9,728	9,193	9,700	634
PROFUND VP BULL
(Fund first available during August 2003)
Value at beginning of period	$6.07	$9.93	$9.77	$8.76	$8.69	$8.14	$10.00
Value at end of period	$7.40	$6.07	$9.93	$9.77	$8.76	$8.69	$8.14
Number of accumulation units outstanding at end of period	178	564	565	9,584	22,904	1,940,698	1,278,503
PROFUND VP EUROPE 30
(Fund first available during December 2003)
Value at beginning of period	$6.91	$12.58	$11.19	$9.71	$9.16	$8.17	$10.00
Value at end of period	$8.97	$6.91	$12.58	$11.19	$9.71	$9.16	$8.17
Number of accumulation units outstanding at end of period	1,106	6,107	5,976	6,151	7,232	557,626	445,959
PROFUND VP RISING RATES OPPORTUNITY
(Fund first available during October 2003)
Value at beginning of period	$4.52	$7.42	$7.98	$7.39	$8.17	$9.35	$10.00
Value at end of period	$5.86	$4.52	$7.42	$7.98	$7.39	$8.17	$9.35
Number of accumulation units outstanding at end of period	19,533	25,041	32,867	37,896	35,267	1,007,799	812,145

SD VA

CFI 53